UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue
New York, New York 10036
(Address of principal executive offices) (Zip code)

Stephen M. Benham
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The List is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The List has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The List is subject to change without notice. The List is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

©J.P. Morgan Chase & Co., 2005.

JPMorgan Small Cap Growth Fund (Formerly One Group Small Cap Growth Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value

COMMON STOCKS — 97.9%
Aerospace & Defense — 1.2%
	140	Engineered Support Systems, Inc.	$7,479

Air Freight & Logistics — 0.7%
	60	UTI Worldwide, Inc.	4,184

Airlines — 0.6%
	223	Skywest, Inc.	4,140

Biotechnology — 4.1%
	145	Alexion Pharmaceuticals, Inc. (a)	3,145
	283	Cubist Pharmaceuticals, Inc. (a)	3,005
	162	CV Therapeutics, Inc. (a)	3,289
	112	Idenix Pharmaceuticals, Inc. (a)	2,229
	483	Incyte Corp. (a)	3,301
	230	Nabi Biopharmaceuticals (a)	2,867
	27	Pharmion Corp. (a)	773
	181	Rigel Pharmaceuticals, Inc. (a)	2,900
	142	Telik, Inc. (a)	2,146
	64	United Therapeutics Corp. (a)	2,931

			26,586

Building Products — 1.8%
	666	Jacuzzi Brands, Inc. (a)	6,496
	153	Simpson Manufacturing Co., Inc.	4,739

			11,235

Chemicals — 1.0%
	194	Headwaters, Inc. (a)	6,379

Commercial Banks — 4.4%
	136	Central Pacific Financial Corp.	4,566
	136	East-West Bancorp, Inc.	5,012
	205	EuroBancshares, Inc. (a)	3,471
	56	MB Financial, Inc.	2,128
	317	Texas Capital Bancshares, Inc. (a)	6,655
	215	Texas Regional Bancshares, Inc.	6,461

			28,293

Commercial Services & Supplies — 4.3%
	94	Chemed Corp.	7,216
	551	Educate, Inc. (a)	7,641
	283	LECG Corp. (a)	5,552
	191	Universal Technical Institute, Inc. (a)	7,016

			27,425

Communications Equipment — 6.7%
	668	Atheros Communications, Inc. (a)	6,862
	243	Avocent Corp. (a)	6,239
	720	C-COR, Inc. (a)	4,379
	57	F5 Networks, Inc. (a)	2,853
	305	Inter-Tel, Inc.	7,476
	396	Packeteer, Inc. (a)	6,095
	375	Symmetricom, Inc. (a)	4,162
	267	ViaSat, Inc. (a)	4,997

			43,063

Computers & Peripherals — 0.9%
	108	Avid Technology, Inc. (a)	5,850

Construction Materials — 1.1%
	90	Eagle Materials, Inc.	7,244

Diversified Financial Services — 1.2%
	46	GFI Group, Inc. (a)	1,245
	308	Marlin Business Services, Inc. (a)	6,279

			7,524

Electrical Equipment — 0.9%
	496	General Cable Corp. (a)	5,982

Electronic Equipment & Instruments — 4.9%
	732	Aeroflex, Inc. (a)	6,833
	170	Global Imaging Systems, Inc. (a)	6,029
	106	Scansource, Inc. (a)	5,509
	182	Tech Data Corp. (a)	6,761
	582	TTM Technologies, Inc. (a)	6,087

			31,219

Energy Equipment & Services — 4.6%
	163	Oceaneering International, Inc. (a)	6,118
	510	Pioneer Drilling Co	7,024
	194	Unit Corp. (a)	8,785
	202	Universal Compression Holdings, Inc. (a)	7,655

			29,582

Food & Staples Retailing — 0.9%
	209	United Natural Foods, Inc. (a)	5,974

Health Care Equipment & Supplies — 4.1%
	240	Abaxis, Inc. (a)	2,121
	108	Advanced Medical Optics, Inc. (a)	3,898
	230	Arthrocare Corp. (a)	6,564
	42	Cooper Cos., Inc. (The)	3,062
	268	Kyphon, Inc. (a)	6,741
	594	TriPath Imaging, Inc. (a)	4,179

			26,565

Health Care Providers & Services — 7.4%
	216	Amedisys, Inc. (a)	6,531
	31	AMERIGROUP Corp. (a)	1,124
	143	Covance, Inc. (a)	6,793
	330	Gentiva Health Services, Inc. (a)	5,339
	2	LCA Vision, Inc.	62

Shares		Security Description	Value

	196	Psychiatric Solutions, Inc. (a)	9,035
	131	Sunrise Senior Living, Inc. (a)	6,386
	176	Symbion, Inc. (a)	3,759
	196	United Surgical Partners International, Inc. (a)	8,985

			48,014

Hotels, Restaurants & Leisure — 3.7%
	161	Gaylord Entertainment Co. (a)	6,505
	690	La Quinta Corp. (a)	5,868
	218	Rare Hospitality International, Inc. (a)	6,724
	124	Speedway Motorsports, Inc.	4,432

			23,529

Household Durables — 0.9%
	631	Champion Enterprises, Inc. (a)	5,928

Insurance — 2.0%
	250	Direct General Corp.	5,141
	30	Infinity Property & Casualty Corp.	932
	167	ProAssurance Corp. (a)	6,609

			12,682

Internet Software & Services — 2.2%
	501	Digitas, Inc. (a)	5,061
	151	Equinix, Inc. (a)	6,373
	126	WebEx Communications, Inc. (a)	2,730

			14,164

IT Services — 2.9%
	144	Alliance Data Systems Corp. (a)	5,817
	119	CACI International, Inc., Class A (a)	6,550
	859	Sapient Corp. (a)	6,306

			18,673

Leisure Equipment & Products — 2.7%
	430	K2, Inc. (a)	5,906
	203	Life Time Fitness, Inc. (a)	5,466
	196	MarineMax, Inc. (a)	6,096

			17,468

Machinery — 1.1%
	84	Oshkosh Truck Corp.	6,893

Media — 2.8%
	82	Advo, Inc.	3,086
	138	Gray Television, Inc.	1,995
	779	Lions Gate Entertainment Corp. (a)	8,605
	224	Salem Communications Corp., Class A (a)	4,610

			18,296

Metals & Mining — 3.4%
	232	Allegheny Technologies, Inc.	5,591
	105	Alpha Natural Resources, Inc. (a)	3,022
	194	Arch Coal, Inc.	8,354
	165	Century Aluminum Co. (a)	4,995

			21,962

Oil & Gas — 2.2%
	755	Brigham Exploration Co. (a)	6,969
	98	Newfield Exploration Co. (a)	7,242

			14,211

Pharmaceuticals — 2.1%
	178	Able Laboratories, Inc. (a)	4,182
	365	Adolor Corp. (a)	3,623
	190	AtheroGenics, Inc. (a)	2,481
	283	Cypress Bioscience, Inc. (a)	2,591
	34	Valeant Pharmaceuticals International	755

			13,632

Real Estate — 1.5%
	84	Capital Automotive (REIT)	2,782
	46	Essex Property Trust, Inc. (REIT)	3,192
	118	Global Signal, Inc. (REIT) (a) (m)	3,529

			9,503

Road & Rail — 0.4%
	403	Sirva, Inc. (a)	2,863

Semiconductors & Semiconductor Equipment — 3.8%
	432	Credence Systems Corp. (a)	3,413
	280	DSP Group, Inc. (a)	7,218
	332	Mattson Technology, Inc. (a)	2,638
	223	Microsemi Corp. (a)	3,634
	155	Power Integrations, Inc. (a)	3,243
	107	Varian Semiconductor Equipment Associates, Inc. (a)	4,050

			24,196

Software — 5.8%
	397	Epicor Software Corp. (a)	5,201
	129	Hyperion Solutions Corp. (a)	5,669
	97	Kronos, Inc. (a)	4,963
	684	Lawson Software, Inc. (a)	4,039
	282	Serena Software, Inc. (a)	6,695
	144	Take-Two Interactive Software, Inc. (a)	5,640
	137	Verint Systems, Inc. (a)	4,801

			37,008

Specialty Retail — 5.0%
	184	Bebe Stores, Inc.	6,240
	108	Children’s Place, Inc. (a)	5,138
	152	Electronics Boutique Holdings Corp. (a)	6,519
	219	Genesco, Inc. (a)	6,213
	67	Guitar Center, Inc. (a)	3,658
	220	New York & Co., Inc. (a)	4,420

			32,188

Textiles, Apparel & Luxury Goods — 2.1%
	433	Skechers U.S.A., Inc., Class A (a)	6,699
	289	Warnaco Group, Inc. (The) (a)	6,936

			13,635

Thrifts & Mortgage Finance — 1.6%
	136	Accredited Home Lenders Holding Co. (a)	4,931
	167	R&G Financial Corp., Class B	5,218

Shares		Security Description	Value

			10,149

Wireless Telecommunication Services — 0.9%
	257	Nextel Partners, Inc., Class A (a)	5,642

		Total Common Stocks (Cost $581,976)	629,360

SHORT-TERM INVESTMENTS — 2.0%
Investment Companies — 2.0%
	12,926	JPMorgan Liquid Assets Money Market Fund (b) (Amortized Cost $12,926)	12,926

Principal Amount
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 30.0%
Certificates of Deposit — 2.3%
	$659	Fifth Third Bancorp 2.84%, 07/26/05	659
	1,474	Natexis Banques Populaires 3.06%, 11/23/05	1,474
	2,456	World Savings Bank FSB 3.01%, 09/15/06	2,456
	9,998	Westdeutsche Landesbank 2.83%, 09/29/05	9,998

			14,587

Medium Term Notes — 11.7%
	1,106	American Honda Finance Corp. 2.93%, 09/08/05 FRN	1,106
	1,044	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05 FRN	1,044
	5,029	Berkshire Hathaway Finance Corp. 2.64%, 01/11/08 FRN	5,029
	2,197	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	2,197
	2,457	Deutsche Bank Financial, Inc. 2.81%, 05/13/05 FRN	2,457
	3,098	General Electric Capital Corp. 2.74%, 10/24/05 FRN	3,098
	5,000	General Electric Capital Corp. 2.98%, 12/08/06 FRN	5,000
	4,904	Greenwich Capital Holdings 3.14%, 07/09/07 FRN	4,904
	7,698	HBOS Treasury Services plc 2.71%, 05/01/06 FRN	7,698
	3,400	K2 (USA) LLC 2.78%, 06/15/05 FRN	3,400
	1,044	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	1,044
	5,291	Lehman Brothers Holdings, Inc. 3.08%, 12/23/05 FRN	5,291
	2,802	Liberty Lighthouse Co. LLC 2.82%, 06/10/05 FRN	2,802
	2,256	Liberty Lighthouse Co. LLC 2.94%, 07/25/05 FRN	2,256
	3,818	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	3,818
	1,474	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	1,474
	11,000	Morgan Stanley Group, Inc. 3.06%, 10/06/05 FRN	11,000
	3,000	Sigma Finance Corp. 2.90%, 05/25/05 FRN	3,000
	1,473	Sigma Finance Corp. 2.93%, 05/25/05 FRN	1,473
	3,454	Sigma Finance Corp. 3.03%, 09/16/05 FRN	3,454
	982	Sigma Finance Corp. 3.04%, 02/27/06 FRN	982
	2,456	William Street Funding Corp. 2.99%, 04/23/06 FRN	2,456

			74,983

Repurchase Agreements — 16.0%
	68,204	Cantor Fitzgerald Securities, 2.91%, dated 03/31/05, due
		04/01/05, repurchase price $68,210, collateralized by
		U.S. Government Agency Securities	68,204
	35,000	Lehman Brothers Holdings, Inc. 3.00%, dated 03/31/05, due
		04/01/05, repurchase price $35,003, collateralized by
		various equity and stock exchange securities.	35,000

			103,204

		Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $192,774)	192,774

Total Investments — 129.9% (Cost/Amortized Cost $787,676)			835,060
Other Liabilities in Excess of Assets — (29.9)%			(192,265)

Net Assets — 100.0%			$642,795

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,267
Aggregate gross unrealized depreciation	(34,883)

Net unrealized appreciation/depreciation	$47,384

Federal income tax cost of investments	$787,676

JPMorgan Small Cap Value Fund (Formerly One Group Small Cap Value Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value

COMMON STOCKS — 98.3%
Aerospace & Defense — 0.4%
	110	AAR Corp. (a) (m)	$1,491
	49	Herley Industries, Inc. (a)	840
	95	Kaman Corp., Class A	1,180

			3,511

Air Freight & Logistics — 0.5%
	98	CNF, Inc.	4,605

Airlines — 1.2%
	236	Alaska Air Group, Inc. (a)	6,959
	361	Frontier Airlines, Inc. (a)	3,786

			10,745

Auto Components — 0.4%
	170	Cooper Tire & Rubber Co.	3,127

Automobiles — 0.6%
	237	Coachmen Industries, Inc.	3,227
	177	National RV Holdings, Inc. (a)	1,796

			5,023

Biotechnology — 0.0% (g)
	203	Maxim Pharmaceuticals, Inc. (a)	357

Building Products — 1.4%
	97	Apogee Enterprises, Inc.	1,383
	263	Griffon Corp. (a)	5,640
	128	Patrick Industries, Inc. (a)	1,323
	96	York International Corp.	3,780

			12,126

Capital Markets — 1.3%
	77	A.G. Edwards, Inc.	3,437
	125	Affiliated Managers Group, Inc. (a)	7,784

			11,221

Chemicals — 3.5%
	54	Albemarle Corp.	1,965
	213	H.B. Fuller Co.	6,163
	68	Hawkins, Inc.	814
	126	Lubrizol Corp.	5,125
	59	Olin Corp.	1,322
	92	OM Group, Inc. (a)	2,812
	194	Penford Corp.	3,154
	260	Sensient Technologies Corp.	5,607
	147	Stepan Co.	3,458

			30,420

Commercial Banks — 6.9%
	165	Associated Banc-Corp.	5,159
	27	C&F Financial Corp.	978
	60	Colonial BancGroup, Inc. (The)	1,227
	117	Commerce Bancshares, Inc.	5,637
	72	Community Bank System, Inc.	1,660
	71	Compass Bancshares, Inc.	3,210
	66	Eastern Virginia Bankshares, Inc.	1,511
	183	First Commonwealth Financial Corp.	2,502
	225	FirstMerit Corp.	6,027
	170	Fulton Financial Corp.	3,695
	12	IBERIABANK Corp.	659
	108	LSB Bancshares, Inc.	1,840
	75	Mercantile Bank Corp.	3,076
	114	North Valley Bancorp	2,169
	19	Old National Bancorp/Indiana	386
	21	Simmons First National Corp., Class A	518
	94	Susquehanna Bancshares, Inc.	2,282
	133	UMB Financial Corp.	7,561
	80	Umpqua Holdings Corp.	1,860
	73	Washington Trust Bancorp, Inc.	2,011
	91	WesBanco, Inc.	2,510
	86	Whitney Holding Corp.	3,818

			60,296

Commercial Services & Supplies — 2.4%
	91	Bowne & Co., Inc.	1,368
	102	CDI Corp.	2,264
	84	Compx International, Inc.	1,424
	130	Cornell Cos., Inc. (a)	1,644
	23	Deluxe Corp.	902
	103	G&K Services, Inc., Class A	4,162
	75	Geo Group, Inc. (The) (a)	2,152
	86	HNI Corp.	3,881
	89	Kelly Services, Inc., Class A	2,555
	19	Volt Information Sciences, Inc. (a)	459

			20,811

Communications Equipment — 0.2%
	63	Belden CDT, Inc.	1,396

Computers & Peripherals — 0.7%
	111	Adaptec, Inc. (a)	530
	383	Cray, Inc. (a)	976
	239	Electronics for Imaging, Inc. (a)	4,267
	24	Interphase Corp. (a)	152

			5,925

Construction & Engineering — 2.9%
	61	EMCOR Group, Inc. (a)	2,833
	177	Granite Construction, Inc.	4,649
	28	Insituform Technologies, Inc., Class A (a)	411
	141	Jacobs Engineering Group, Inc. (a)	7,316

Shares		Security Description	Value

	467	Shaw Group, Inc. (The) (a)	10,183

			25,392

Construction Materials — 3.4%
	15	Ameron International Corp.	544
	76	Eagle Materials, Inc.	6,116
	175	Lafarge North America, Inc.	10,225
	156	Martin Marietta Materials, Inc.	8,742
	66	Texas Industries, Inc.	3,538

			29,165

Containers & Packaging — 0.8%
	180	Bemis Co.	5,594
	115	Crown Holdings, Inc. (a)	1,785

			7,379

Electric Utilities — 3.1%
	57	Black Hills Corp.	1,870
	227	Central Vermont Public Service Corp.	5,109
	64	El Paso Electric Co. (a)	1,222
	74	Idacorp, Inc.	2,109
	250	PNM Resources, Inc.	6,666
	369	Puget Energy, Inc.	8,128
	136	TECO Energy, Inc.	2,131

			27,235

Electrical Equipment — 0.8%
	156	American Power Conversion Corp.	4,063
	239	LSI Industries, Inc.	2,686

			6,749

Electronic Equipment & Instruments — 5.4%
	128	Agilysis, Inc.	2,516
	244	Cognex Corp.	6,078
	160	Coherent, Inc. (a)	5,396
	258	CTS Corp.	3,354
	727	KEMET Corp. (a)	5,632
	270	Newport Corp. (a)	3,910
	271	Optimal Group, Inc. (a)	4,931
	77	Park Electrochemical Corp.	1,550
	251	Parlex Corp. (a)	1,594
	78	Paxar Corp. (a)	1,667
	465	Planar Systems, Inc. (a)	4,194
	117	Tech Data Corp. (a)	4,345
	151	X-Rite, Inc.	2,277

			47,444

Energy Equipment & Services — 4.6%
	164	Helmerich & Payne, Inc.	6,521
	43	Lufkin Industries, Inc.	2,097
	120	Offshore Logistics, Inc. (a)	3,988
	331	Pride International, Inc. (a)	8,229
	108	SEACOR Holdings, Inc. (a)	6,909
	262	Tidewater, Inc.	10,179
	91	Willbros Group, Inc. (a)	1,847

			39,770

Food & Staples Retailing — 2.0%
	298	BJ’s Wholesale Club, Inc. (a)	9,248
	230	Ruddick Corp.	5,326
	83	Weis Markets, Inc.	3,044

			17,618

Food Products — 1.7%
	190	Farmer Bros Co.	4,556
	65	J & J Snack Foods Corp.	3,050
	19	Ralcorp Holdings, Inc.	896
	192	Smithfield Foods, Inc. (a)	6,052
	20	Tootsie Roll Industries, Inc. (m)	587

			15,141

Gas Utilities — 0.5%
	107	Atmos Energy Corp.	2,898
	41	Cascade Natural Gas Corp.	821
	10	Laclede Group, Inc. (The)	300

			4,019

Health Care Equipment & Supplies — 1.9%
	80	Analogic Corp.	3,452
	48	Datascope Corp.	1,454
	164	Intermagnetics General Corp. (a)	3,983
	232	Osteotech, Inc. (a)	882
	180	Steris Corp. (a)	4,553
	29	Vital Signs, Inc.	1,165
	65	Zoll Medical Corp. (a)	1,464

			16,953

Health Care Providers & Services — 3.3%
	418	D&K Healthcare Resources, Inc.	3,500
	149	Health Net, Inc. (a)	4,869
	271	Humana, Inc. (a)	8,671
	174	Manor Care, Inc.	6,311
	48	Parexel International Corp. (a)	1,121
	150	RehabCare Group, Inc. (a)	4,308

			28,780

Hotels, Restaurants & Leisure — 5.3%
	213	Bob Evans Farms, Inc.	4,983
	56	Brinker International, Inc. (a)	2,021
	226	California Pizza Kitchen, Inc. (a)	5,306
	83	CBRL Group, Inc.	3,430
	48	CEC Entertainment, Inc. (a)	1,766
	291	Jack in the Box, Inc. (a)	10,782
	206	Landry’s Restaurants, Inc.	5,969
	197	Marcus Corp.	4,033
	19	O’Charley’s, Inc. (a)	411
	113	Papa John’s International, Inc. (a)	3,934
	162	Steak n Shake Co. (The) (a)	3,139

			45,774

Shares		Security Description	Value

Household Durables — 1.8%
	188	American Greetings, Class A	4,799
	76	Enesco Group, Inc. (a)	503
	262	Furniture Brands International, Inc.	5,710
	283	La-Z-Boy, Inc.	3,940
	51	Palm Harbor Homes, Inc. (a)	822

			15,774

Industrial Conglomerates — 0.6%
	102	Teleflex, Inc.	5,233

Insurance — 9.6%
	217	Alfa Corp.	3,139
	46	Assurant, Inc.	1,539
	428	Assured Guaranty Ltd.	7,684
	91	Axis Capital Holdings Ltd.	2,448
	152	Ceres Group, Inc. (a)	826
	69	Commerce Group, Inc.	4,305
	106	Delphi Financial Group, Inc.	4,572
	162	Endurance Specialty Holdings Ltd.	6,148
	64	FBL Financial Group, Inc., Class A	1,801
	243	Harleysville Group, Inc.	4,822
	403	Horace Mann Educators Corp.	7,154
	66	LandAmerica Financial Group, Inc.	3,290
	155	Nationwide Financial Services, Inc.	5,575
	117	Old Republic International Corp.	2,735
	56	ProAssurance Corp. (a)	2,200
	74	Protective Life Corp.	2,915
	136	PXRE Group Ltd.	3,489
	178	Reinsurance Group of America	7,568
	122	Selective Insurance Group	5,626
	65	Stancorp Financial Group, Inc.	5,476
	179	Vesta Insurance Group, Inc.	637

			83,949

Internet Software & Services — 0.4%
	65	Digital Insight Corp. (a)	1,068
	189	Retek, Inc. (a)	2,119

			3,187

IT Services — 0.4%
	133	Acxiom Corp. (m)	2,782
	88	Analysts International Corp. (a)	317

			3,099

Leisure Equipment & Products — 0.7%
	108	Action Performance Cos., Inc. (m)	1,433
	180	Arctic Cat, Inc.	4,860

			6,293

Machinery — 3.6%
	10	Alamo Group, Inc.	243
	63	CIRCOR International, Inc.	1,554
	130	Lindsay Manufacturing Co.	2,476
	147	Mueller Industries, Inc.	4,132
	13	NACCO Industries, Inc., Class A	1,309
	162	Stewart & Stevenson Services, Inc.	3,703
	31	Tecumseh Products Co., Class A	1,212
	28	Tennant Co.	1,067
	79	Thomas Industries, Inc.	3,121
	286	Trinity Industries, Inc.	8,063
	106	Valmont Industries, Inc.	2,357
	241	Wolverine Tube, Inc. (a)	2,161

			31,398

Marine — 0.3%
	50	Alexander & Baldwin, Inc.	2,077
	23	Kirby Corp. (a)	951

			3,028

Media — 1.4%
	405	Belo Corp., Class A	9,770
	75	Valassis Communications, Inc. (a)	2,617

			12,387

Metals & Mining — 0.3%
	139	Brush Engineered Materials, Inc. (a)	2,648

Multi-Utilities & Unregulated Power — 1.9%
	92	MDU Resources Group, Inc.	2,540
	215	Oneok, Inc.	6,638
	276	Sierra Pacific Resources (a)	2,966
	156	Vectren Corp.	4,149

			16,293

Multiline Retail — 0.3%
	129	ShopKo Stores, Inc. (a)	2,857

Oil & Gas — 2.5%
	145	Ashland, Inc.	9,799
	179	Forest Oil Corp. (a)	7,258
	135	Spinnaker Exploration Co. (a)	4,782

			21,839

Paper & Forest Products — 0.2%
	103	Glatfelter	1,516

Pharmaceuticals — 0.3%
	130	Perrigo Co.	2,485

Real Estate — 2.8%
	115	Associated Estates Realty Corp. (REIT)	1,143
	111	Boykin Lodging Co. (REIT) (a)	1,055
	72	Brandywine Realty Trust (REIT)	2,055
	353	Equity Inns, Inc. (REIT)	3,896
	54	First Industrial Realty Trust, Inc. (REIT)	2,050
	258	Highwoods Properties, Inc. (REIT)	6,918
	8	Pennsylvania Real Estate Investment Trust (REIT)	340
	49	Prentiss Properties Trust (REIT)	1,676
	411	Winston Hotels, Inc. (REIT)	4,811

			23,944

Road & Rail — 2.1%

Shares		Security Description	Value

	120	Overnite Corp.	3,849
	132	RailAmerica, Inc. (a)	1,645
	122	SCS Transportation, Inc. (a)	2,269
	481	Swift Transportation Co., Inc. (a)	10,641

			18,404

Semiconductors & Semiconductor Equipment — 1.9%
	50	Actel Corp. (a) (m)	763
	103	Alliance Semiconductor Corp. (a)	256
	129	Cohu, Inc.	2,058
	377	Exar Corp. (a)	5,046
	418	Integrated Device Technology, Inc. (a)	5,032
	400	Lattice Semiconductor Corp. (a)	2,148
	65	Standard Microsystems Corp. (a)	1,123

			16,426

Software — 1.3%
	88	Agile Software Corp. (a)	640
	162	Ascential Software Corp. (a)	3,002
	383	EPIQ Systems, Inc. (a)	4,972
	98	Jack Henry & Associates, Inc.	1,755
	186	Nuance Communications, Inc.(a)	542

			10,911

Specialty Retail — 5.4%
	288	Borders Group, Inc.	7,677
	56	Building Material Holding Corp.	2,475
	162	Dress Barn, Inc. (a)	2,951
	79	Goody’s Family Clothing, Inc.	717
	370	Linens ’N Things, Inc. (a)	9,198
	600	Payless Shoesource, Inc. (a)	9,476
	333	Rex Stores Corp. (a)	4,694
	101	Toys R US, Inc. (a)	2,602
	126	Whitehall Jewelers, Inc. (a)	896
	218	Zale Corp. (a)	6,487

			47,173

Textiles, Apparel & Luxury Goods — 1.4%
	73	Russell Corp.	1,314
	266	Unifirst Corp.	10,619
	22	Wolverine World Wide, Inc.	474

			12,407

Thrifts & Mortgage Finance — 3.0%
	182	Astoria Financial Corp.	4,608
	5	Berkshire Hills Bancorp, Inc.	160
	41	Corus Bankshares, Inc.	1,943
	99	Federal Agricultural Mortgage Corp.	1,724
	209	PMI Group, Inc.	7,949
	165	Radian Group, Inc.	7,872
	85	Washington Federal, Inc.	1,984

			26,240

Tobacco — 0.5%
	117	DIMON, Inc.	730
	76	Universal Corp.	3,479

			4,209

Trading Companies & Distributors — 0.4%
	1	Lawson Products, Inc.	31
	74	Watsco, Inc.	3,099

			3,130

		Total Common Stocks (Cost $655,560)	855,812

SHORT-TERM INVESTMENTS — 1.9%
Investment Companies — 1.7%
	14,992	JPMorgan Liquid Assets Money Market Fund (b) (m)	14,992

U.S. Treasury Obligations — 0.2%
	1,155	U.S. Treasury Bill 1.88%, 11/30/05 (k)	1,145

		Total Short-Term Investments (Cost $16,137)	16,137

Principal Amount
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 29.7%
Certificates of Deposit - 0.5%
	$1,520	Natexis Banques Populaires 3.06%, 11/23/05	1,520
	2,534	World Savings Bank FSB 3.01%, 09/15/06	2,534

			4,054

Master Note - 1.0%
	9,000	Morgan Stanley Group, Inc. 3.06%, 10/06/05 FRN	9,000

Medium Term Notes - 28.2%
	1,014	American Honda Finance Corp. 2.93%, 09/08/05 FRN	1,014
	1,014	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05 FRN	1,014
	5,029	Berkshire Hathaway Finance Corp. 2.64%, 01/11/08 FRN	5,029
	119,423	Cantor Fitzgerald Securities 2.91%, 04/01/05 FRN	119,423
	7,498	CC USA, Inc. 3.04%, 02/17/06 FRN	7,498
	2,500	CC USA, Inc. 3.04%, 11/03/05 FRN	2,500
	3,949	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	3,949
	2,535	Deutsche Bank Financial, Inc. 2.81%, 05/13/05 FRN	2,535
	2,920	General Electric Capital Corp. 2.74%, 10/24/05 FRN	2,920
	3,548	Greenwich Capital Holdings 3.14%, 07/09/07 FRN	3,548
	1,520	HBOS Treasury Services plc 2.71%, 05/01/06 FRN	1,520
	2,535	K2 (USA) LLC 2.78%, 06/15/05 FRN	2,535
	1,014	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	1,014
	45,000	Lehman Brothers Holdings, Inc. 3.00%, 04/01/05	45,000
	7,000	Lehman Brothers Holdings, Inc. 3.08%, 12/23/05 FRN	7,000
	2,027	Liberty Lighthouse Co. LLC 2.82%, 06/10/05 FRN	2,027
	1,520	Liberty Lighthouse Co. LLC 2.94%, 07/25/05 FRN	1,520
	760	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	760
	19,000	Merrill Lynch & Co., Inc. 2.96%, 04/01/05	19,000
	1,520	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	1,520
	1,520	Sigma Finance Corp. 2.93%, 05/25/05 FRN	1,520
	3,233	Sigma Finance Corp. 3.03%, 09/16/05 FRN	3,233
	5,163	Sigma Finance Corp. 3.04%, 02/27/06 FRN	5,163

Shares		Security Description	Value

	2,000	Wells Fargo & Co. 2.90%, 09/29/05 FRN	2,000
	2,534	William Street Funding Corp. 2.99%, 04/23/06 FRN	2,534

			245,776

		Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $258,830)	258,830

Total Investments — 129.9%
(Cost/Amortized Cost $930,527)			1,130,779
Other Liabilities in Excess of Assets — (29.9)%			(260,398)

Net Assets — 100.0%			$870,381

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of
1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan
Investment Advisors, Inc.
(g)	Amounts rounds to less than 0.01%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purpose was as follows:

Aggregate gross unrealized appreciation	$218,927
Aggregate gross unrealized depreciation	(18,675)

Net unrealized appreciation/depreciation	$200,252

Federal income tax cost of investments	$930,527

Futures Contracts
(Amounts in thousands, except number of contracts)

			Notional Value	Unrealized
Number of Contracts	Description	Expiration Date	at 03/31/05	Depreciation

53	Russell 2000 Index	June, 2005	$18,743	$(369)

JPMorgan Diversified Mid Cap Growth Fund (Formerly One Group Mid Cap Growth Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Common Stocks - 99.0%
Aerospace & Defense — 3.0%
166	L-3 Communications Holdings, Inc.	$11,771
313	Precision Castparts Corp.	24,066
378	Rockwell Collins, Inc.	17,965

		53,802

Air Freight & Logistics — 0.9%
299	C.H. Robinson Worldwide, Inc.	15,417

Airlines — 0.7%
933	Southwest Airlines Co.	13,289

Auto Components — 1.0%
384	Autoliv, Inc.	18,283

Biotechnology — 2.9%
265	Celgene Corp. (a)	9,023
376	Genzyme Corp. (a)	21,499
184	Invitrogen Corp. (a)	12,754
189	OSI Pharmaceuticals, Inc. (a)	7,801

		51,077

Capital Markets — 2.6%
1,023	Ameritrade Holding Corp. (a)	10,449
333	Eaton Vance Corp.	7,801
280	Investors Financial Services Corp.	13,685
191	Legg Mason, Inc.	14,960

		46,895

Commercial Banks — 1.1%
309	North Fork Bancorp, Inc.	8,573
172	Zions Bancorp	11,892

		20,465

Commercial Services & Supplies — 4.5%
347	ChoicePoint, Inc. (a)	13,914
214	Dun & Bradstreet Corp. (a)	13,158
354	Education Management Corp. (a)	9,891
233	HNI Corp.	10,493
341	Manpower, Inc.	14,834
548	West Corp. (a)	17,547

		79,837

Communications Equipment — 1.7%
280	Harris Corp.	9,145
285	Research In Motion Ltd. (a)	21,776

		30,921

Computers & Peripherals — 3.0%
332	Apple Computer, Inc. (a)	13,843
706	NCR Corp. (a)	23,822
578	Network Appliance, Inc. (a)	15,978

		53,643

Construction & Engineering — 1.2%
413	Jacobs Engineering Group, Inc. (a)	21,444

Consumer Finance — 1.2%
884	AmeriCredit Corp. (a)	20,709

Diversified Financial Services — 1.8%
750	CapitalSource, Inc. (a)	17,243
381	CIT Group, Inc.	14,474

		31,717

Electrical Equipment — 1.4%
211	Hubbell, Inc., Class B	10,805
249	Rockwell Automation, Inc.	14,098

		24,903

Electronic Equipment & Instruments — 5.7%
993	Amphenol Corp., Class A	36,781
702	Arrow Electronics, Inc. (a)	17,785
170	Dolby Laboratories, Inc. (a)	3,993
679	Jabil Circuit, Inc. (a)	19,371
305	National Instruments Corp.	8,251
406	Tech Data Corp. (a)	15,046

		101,227

Energy Equipment & Services — 3.2%
157	BJ Services Co.	8,166
577	Grant Prideco, Inc. (a)	13,928
308	Noble Corp.	17,299
668	Patterson-UTI Energy, Inc.	16,718

		56,111

Health Care Equipment & Supplies — 5.6%
356	Bausch & Lomb, Inc.	26,117
304	Beckman Coulter, Inc.	20,193
188	Biomet, Inc.	6,819
612	Cytyc Corp. (a)	14,080
329	Fisher Scientific International, Inc. (a)	18,704
189	Zimmer Holdings, Inc. (a)	14,729

		100,642

Health Care Providers & Services — 10.6%
240	Aetna, Inc.	17,981
333	Caremark Rx, Inc. (a)	13,243
236	Coventry Health Care, Inc. (a)	16,056
585	DaVita, Inc. (a)	24,468
246	Laboratory Corp. of America Holdings (a)	11,850
479	Manor Care, Inc.	17,407
242	McKesson Corp.	9,124
473	Medco Health Solutions, Inc. (a)	23,442

Shares	Security Description	Value

547	Omnicare, Inc.	19,398
328	Renal Care Group, Inc. (a)	12,429
486	Triad Hospitals, Inc. (a)	24,356

		189,754

Hotels, Restaurants & Leisure — 8.5%
648	Applebees International, Inc.	17,853
472	Brinker International, Inc. (a)	17,109
1,040	Caesars Entertainment, Inc. (a)	20,578
361	Cheesecake Factory, Inc. (The) (a)	12,783
784	Hilton Hotels Corp.	17,512
321	International Speedway Corp., Class A	17,440
226	Marriott International, Inc., Class A	15,110
456	Royal Caribbean Cruises Ltd.	20,368
200	Station Casinos, Inc.	13,530

		152,283

Household Durables — 1.2%
223	Centex Corp.	12,797
95	Harman International Industries, Inc.	8,439

		21,236

Insurance — 0.6%
138	AMBAC Financial Group, Inc.	10,282

Internet Software & Services — 0.7%
428	VeriSign, Inc. (a)	12,291

IT Services — 2.5%
229	Affiliated Computer Services, Inc., Class A (a)	12,174
367	Alliance Data Systems Corp. (a)	14,814
401	CheckFree Corp. (a)	16,351
15	Global Payments, Inc.	948

		44,287

Leisure Equipment & Products — 2.7%
751	Brunswick Corp.	35,170
191	Polaris Industries, Inc.	13,435

		48,605

Machinery — 3.3%
412	Harsco Corp.	24,565
187	ITT Industries, Inc.	16,889
209	Oshkosh Truck Corp.	17,148

		58,602

Media — 0.3%
71	Getty Images, Inc. (a)	5,035

Metals & Mining — 1.0%
380	Consol Energy, Inc.	17,870

Multiline Retail — 0.7%
557	Dollar General Corp.	12,205

Office Electronics — 1.4%
961	Xerox Corp. (a)	14,558
229	Zebra Technologies Corp., Class A (a)	10,873

		25,431

Oil & Gas — 2.3%
142	Murphy Oil Corp.	14,018
158	Premcor, Inc.	9,411
507	Talisman Energy, Inc.	17,316

		40,745

Pharmaceuticals — 2.1%
425	Nektar Therapeutics (a)	5,918
292	Sepracor, Inc. (a)	16,776
640	Valeant Pharmaceuticals International	14,408

		37,102

Road & Rail — 0.9%
358	Hunt (J.B.) Transport Services, Inc.	15,683

Semiconductors & Semiconductor Equipment — 3.9%
398	Broadcom Corp., Class A (a)	11,913
199	KLA-Tencor Corp. (a)	9,156
421	Lam Research Corp. (a)	12,163
544	Linear Technology Corp.	20,823
619	Microchip Technology, Inc.	16,111

		70,166

Software — 3.9%
276	Adobe Systems, Inc.	18,519
756	Citrix Systems, Inc. (a)	17,998
399	Cognos, Inc. (a)	16,753
611	Computer Associates International, Inc.	16,546

		69,816

Specialty Retail — 8.6%
304	Abercrombie & Fitch Co.	17,390
373	Advance Auto Parts, Inc. (a)	18,830
537	CarMax, Inc. (a)	16,901
848	Circuit City Stores, Inc.	13,605
614	Foot Locker, Inc.	18,003
523	Pacific Sunwear of California, Inc. (a)	14,627
486	PETCO Animal Supplies, Inc. (a)	17,891
604	Ross Stores, Inc.	17,601
533	Tiffany & Co.	18,396

		153,244

Textiles, Apparel & Luxury Goods — 0.7%
215	Coach, Inc. (a)	12,161

Trading Companies & Distributors — 0.8%
244	Fastenal Co.	13,488

Wireless Telecommunication Services — 0.8%
241	NII Holdings, Inc. (a)	13,875

	Total Common Stocks (Cost $1,463,933)	1,764,543

SHORT-TERM INVESTMENTS — 1.3%
Investment Companies — 1.3%
23,397	JPMorgan Liquid Assets Money Market Fund (b)(m) (Amortized Cost $23,397)	23,397

Principal Amount	Security Description	Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 9.0%
Repurchase Agreements - 9.0%
$25,000	BNP Paribas Finance, Inc. 2.96%, dated 03/31/05, due 04/01/05, repurchase price $25,002, collateralized by corporate collateralized mortgage obligations	25,000
109,510	Cantor Fitzgerald Securities, 2.91%, dated 03/31/05, due 04/01/05, repurchase price $109,519, collateralized by U.S. Government Agency Securities	109,510
25,000	Merrill Lynch & Co., Inc., 2.86%, dated 03/31/05, due 04/01/05, repurchase price $25,002, collateralized by corporate collateralized mortgage obligations	25,000

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $159,510)	159,510

Total Investments — 109.3% (Cost/Amortized Cost $1,646,840)		1,947,450
Other Liabilities in Excess of Assets — (9.3)%		(165,374)

Net Assets — 100.0%		$1,782,076

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,708
Aggregate gross unrealized depreciation	(20,098)

Net unrealized appreciation/depreciation	$300,610

Federal income tax cost of investments	$1,646,840

JPMorgan Diversified Mid Cap Value Fund (Formerly One Group Mid Cap Value Fund)
Schedule of Portfolio Investments
As-of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 97.0%
Aerospace & Defense — 0.5%
86	L-3 Communications Holdings, Inc.	$6,136

Auto Components — 1.5%
252	BorgWarner, Inc.	12,287
153	Lear Corp.	6,796

		19,083

Beverages — 1.7%
219	Brown-Forman Corp., Class B	11,980
189	Constellation Brands, Inc., Class A (a)	9,971

		21,951

Building Products — 0.6%
164	American Standard Cos., Inc.	7,599

Capital Markets — 2.6%
1,192	E*Trade Financial Corp. (a)	14,309
132	Legg Mason, Inc.	10,314
183	Northern Trust Corp.	7,928

		32,551

Chemicals — 4.9%
223	Albemarle Corp.	8,104
241	Cabot Corp.	8,044
154	International Flavors & Fragrances, Inc.	6,099
196	Lubrizol Corp.	7,949
137	PPG Industries, Inc.	9,777
397	RPM International, Inc.	7,262
106	Sigma-Aldrich Corp.	6,468
181	Valspar Corp.	8,419

		62,122

Commercial Banks — 6.3%
338	Compass Bancshares, Inc.	15,327
161	Cullen/Frost Bankers, Inc.	7,283
86	M&T Bank Corp.	8,746
254	Mercantile Bankshares Corp.	12,898
403	North Fork Bancorp, Inc.	11,189
294	TCF Financial Corp.	7,977
159	TD Banknorth, Inc. (a)	4,964
169	Zions Bancorp	11,685

		80,069

Commercial Services & Supplies — 1.4%
140	HNI Corp.	6,275
346	Republic Services, Inc.	11,598

		17,873

Communications Equipment — 0.8%
294	Harris Corp.	9,615

Computers & Peripherals — 0.9%
93	Diebold, Inc.	5,106
73	Lexmark International, Inc., Class A (a)	5,838

		10,944

Construction Materials — 1.3%
140	Florida Rock Industries, Inc.	8,258
149	Vulcan Materials Co.	8,451

		16,709

Containers & Packaging — 1.2%
177	Ball Corp.	7,359
329	Pactiv Corp. (a)	7,675

		15,034

Diversified Financial Services — 0.9%
284	Principal Financial Group	10,916

Diversified Telecommunication Services — 2.0%
219	Alltel Corp.	11,990
394	CenturyTel, Inc.	12,929

		24,919

Electric Utilities — 3.8%
151	Allete, Inc.	6,312
201	Black Hills Corp.	6,650
387	DPL, Inc.	9,685
334	Northeast Utilities	6,434
173	PPL Corp.	9,330
435	Westar Energy, Inc.	9,420

		47,831

Electrical Equipment — 0.8%
83	Ametek, Inc.	3,341
98	Cooper Industries Ltd., Class A	7,037

		10,378

Electronic Equipment & Instruments — 1.0%
495	Arrow Electronics, Inc. (a)	12,551

Energy Equipment & Services — 1.8%
404	National-Oilwell, Inc. (a)	18,845
86	Unit Corp. (a)	3,862

		22,707

Food Products — 2.2%
327	Dean Foods Co. (a)	11,202
312	Hormel Foods Corp.	9,694
140	JM Smucker Co. (The)	7,047

		27,943

Gas Utilities — 1.1%
282	AGL Resources, Inc. (m)	9,843
96	UGI Corp.	4,365

		14,208

Health Care Providers & Services — 5.6%
255	Coventry Health Care, Inc. (a)	17,348
289	IMS Health, Inc.	7,054
110	Magellan Health Services, Inc. (a)	3,746
194	Manor Care, Inc.	7,068
321	Omnicare, Inc.	11,376
69	Quest Diagnostics	7,275
151	Renal Care Group, Inc. (a)	5,725
218	Triad Hospitals, Inc. (a)	10,937

Shares	Security Description	Value

		70,529

Hotels, Restaurants & Leisure — 2.2%
291	Applebees International, Inc.	8,020
355	Hilton Hotels Corp.	7,943
270	Outback Steakhouse, Inc.	12,373

		28,336

Household Durables — 2.5%
73	Centex Corp.	4,163
178	Fortune Brands, Inc.	14,376
109	Lennar Corp., Class A	6,201
83	Mohawk Industries, Inc. (a)	6,972

		31,712

Household Products — 0.6%
118	Clorox Co.	7,445

Industrial Conglomerates — 0.9%
169	Carlisle Cos., Inc.	11,784

Insurance — 8.4%
490	Assurant, Inc.	16,516
213	Cincinnati Financial Corp.	9,289
145	Everest Re Group Ltd.	12,375
279	Fidelity National Financial, Inc.	9,192
142	IPC Holdings Ltd.	5,586
224	MBIA, Inc.	11,714
716	Old Republic International Corp.	16,684
90	PartnerRe Ltd.	5,821
200	Protective Life Corp.	7,848
79	Stancorp Financial Group, Inc.	6,689
146	Willis Group Holdings Ltd.	5,372

		107,086

IT Services — 0.5%
130	Affiliated Computer Services, Inc., Class A (a)	6,927

Machinery — 2.2%
130	Crane Co.	3,740
148	Harsco Corp.	8,810
102	Parker-Hannifin Corp.	6,238
243	Pentair, Inc.	9,485

		28,273

Media — 3.1%
461	Belo Corp., Class A	11,119
321	Dex Media, Inc.	6,618
198	E.W. Scripps Co., Class A	9,633
316	Interactive Data Corp. (a)	6,565
76	Knight Ridder, Inc.	5,098

		39,033

Metals & Mining — 1.2%
346	Arch Coal, Inc.	14,891

Multi-Utilities & Unregulated Power — 4.3%
270	CMS Energy Corp. (a)	3,521
79	Energen Corp.	5,261
384	Energy East Corp.	10,071
351	MDU Resources Group, Inc.	9,701
291	Oneok, Inc.	8,981
124	Questar Corp.	7,365
243	SCANA Corp.	9,295

		54,195

Multiline Retail — 2.5%
444	Family Dollar Stores, Inc.	13,465
170	May Department Stores Co. (The)	6,286
481	Saks, Inc. (a)	8,682
123	Tuesday Morning Corp. (a)	3,562

		31,995

Oil & Gas — 6.8%
117	Ashland, Inc.	7,860
347	Devon Energy Corp.	16,547
109	Houston Exploration Co. (a)	6,230
156	Kinder Morgan, Inc.	11,772
225	Marathon Oil Corp.	10,538
103	Newfield Exploration Co. (a)	7,619
331	Pioneer Natural Resources Co.	14,153
152	Range Resources Corp.	3,551
114	Valero Energy Corp.	8,371

		86,641

Paper & Forest Products — 0.3%
120	MeadWestvaco Corp.	3,818

Real Estate — 4.6%
223	AMB Property Corp. (REIT)	8,422
390	American Financial Realty Trust (REIT)	5,704
153	Brookfield Properties Co.	5,894
129	Cousins Properties, Inc. (REIT)	3,345
72	Kimco Realty Corp. (REIT)	3,902
271	Liberty Property Trust (REIT)	10,571
149	PS Business Parks, Inc., Class A (REIT)	5,993
162	Rayonier, Inc. (REIT)	8,044
301	United Dominion Realty Trust, Inc. (REIT)	6,272

		58,147

Road & Rail — 0.8%
226	Hunt (J.B.) Transport Services, Inc.	9,883

Software — 0.7%
320	Computer Associates International, Inc.	8,675

Specialty Retail — 4.9%
214	Advance Auto Parts, Inc. (a)	10,771
489	Autonation, Inc. (a)	9,258
152	AutoZone, Inc. (a)	13,026
88	Sherwin-Williams Co. (The)	3,854
270	Tiffany & Co.	9,310
632	TJX Cos., Inc.	15,571

		61,790

Textiles, Apparel & Luxury Goods — 2.4%
180	Columbia Sportswear Co. (a)	9,592
95	Jones Apparel Group, Inc.	3,192
311	V.F. Corp.	18,363

		31,147

Thrifts & Mortgage Finance — 4.4%
236	Golden West Financial Corp.	14,260
197	Independence Community Bank Corp.	7,691

Shares	Security Description	Value

97	MGIC Investment Corp.	5,951
153	PMI Group, Inc.	5,823
179	Radian Group, Inc.	8,521
617	Sovereign Bancorp, Inc.	13,662

		55,908

Wireless Telecommunication Services — 0.8%
121	Telephone & Data Systems, Inc.	9,841

	Total Common Stocks (Cost $963,018)	1,229,195

Principal Amount
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 9.5%
Certificates of Deposit - 0.6%
$2,500	Deutsche Bank Financial, Inc. 3.04%, 11/10/05	2,500
1,966	Natexis Banques Populaires 3.06%, 11/23/05	1,966
3,277	World Savings Bank FSB 3.01%, 09/15/06	3,277

		7,743

Master Notes - 0.5%
6,000	Morgan Stanley Group, Inc. 3.06%, 10/06/05 FRN	6,000

Medium Term Notes - 4.4%
1,311	American Honda Finance Corp. 2.93%, 09/08/05 FRN	1,311
4,837	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05 FRN	4,837
2,500	CC USA, Inc. 3.04%, 11/03/05 FRN	2,500
1,311	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	1,311
3,278	Deutsche Bank Financial, Inc. 2.81%, 05/13/05 FRN	3,278
1,966	General Electric Capital Corp. 2.74%, 10/24/05 FRN	1,966
4,587	Greenwich Capital Holdings 3.14%, 07/09/07 FRN	4,587
1,966	HBOS Treasury Services plc 2.71%, 05/01/06 FRN	1,966
3,277	K2 (USA) LLC 2.78%, 06/15/05 FRN	3,277
2,499	K2 (USA) LLC 2.94%, 10/11/05 FRN	2,499
1,311	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	1,311
2,621	Lehman Brothers Holdings, Inc. 3.08%, 12/23/05 FRN	2,621
2,621	Liberty Lighthouse Co. LLC 2.82%, 06/10/05 FRN	2,621
1,965	Liberty Lighthouse Co. LLC 2.94%, 07/25/05 FRN	1,965
983	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	983
1,966	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	1,966
1,965	Sigma Finance Corp. 2.93%, 05/25/05 FRN	1,965
3,277	Sigma Finance Corp. 3.03%, 09/16/05 FRN	3,277
1,310	Sigma Finance Corp. 3.04%, 02/27/06 FRN	1,310
7,000	Wells Fargo & Co. 2.90%, 09/29/05 FRN	7,000
3,277	William Street Funding Corp. 2.99%, 04/23/06 FRN	3,277

		55,828

Repurchase Agreements - 4.0%
10,000	BNP Paribas Finance, Inc., 3.00%, dated 03/31/05, due 04/01/05, repurchase price $10,001, collateralized by corporate collateralized mortgage obligations	10,000
41,115	Cantor Fitzgerald Securities, 2.91%, dated 03/31/05, due 04/01/05, repurchase price $41,118, collateralized by U.S. Government Agency Securities	41,115

		51,115

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $120,686)	120,686

Total Investments — 106.5%
(Cost/Amortized Cost $1,083,704)		1,349,881
Other Liabilities in Excess of Assets — (6.5)%		(82,921)

Net Assets — 100.0%		$1,266,960

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	274,301
Aggregate gross unrealized depreciation	(8,124)

Net unrealized appreciation/depreciation	$266,177

Federal income tax cost of investments	$1,083,704

JPMorgan Diversified Mid Cap Fund (Formerly One Group Diversified Mid Cap Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 99.4%
Aerospace & Defense — 2.2%
89	L-3 Communications Holdings, Inc.	$6,342
76	Precision Castparts Corp.	5,883
75	United Defense Industries, Inc.	5,536

		17,761

Air Freight & Logistics — 0.6%
106	CNF, Inc.	4,950

Auto Components — 0.6%
32	BorgWarner, Inc.	1,565
230	Goodyear Tire & Rubber Co. (The) (a)	3,068

		4,633

Beverages — 0.8%
118	Constellation Brands, Inc., Class A (a)	6,261

Capital Markets — 2.0%
76	A.G. Edwards, Inc.	3,396
71	Affiliated Managers Group, Inc. (a)	4,404
427	E*Trade Financial Corp. (a)	5,124
84	National Financial Partners Corp.	3,326

		16,250

Chemicals — 3.0%
96	Eastman Chemical Co.	5,640
90	FMC Corp. (a)	4,789
88	Georgia Gulf Corp.	4,042
126	Lubrizol Corp.	5,112
192	Lyondell Chemical Co.	5,358

		24,941

Commercial Banks — 3.3%
172	Associated Banc-Corp.	5,359
235	Colonial BancGroup, Inc. (The)	4,827
121	Compass Bancshares, Inc.	5,480
98	First Bancorp	4,132
258	North Fork Bancorp, Inc.	7,166

		26,964

Commercial Services & Supplies — 0.5%
127	Brink’s Co. (The)	4,405

Communications Equipment — 0.4%
113	Harris Corp.	3,697

Computers & Peripherals — 2.0%
125	Apple Computer, Inc. (a)	5,196
172	Storage Technology Corp. (a)	5,295
468	Western Digital Corp. (a)	5,963

		16,454

Consumer Finance — 1.2%
224	AmeriCredit Corp. (a)	5,255
260	Providian Financial Corp. (a)	4,465

		9,720

Containers & Packaging — 1.1%
125	Ball Corp.	5,180
276	Crown Holdings, Inc. (a)	4,291

		9,471

Distributors — 0.6%
206	Adesa, Inc.	4,819

Diversified Telecommunication Services — 0.5%
240	AT&T Corp.	4,507

Electric Utilities — 1.3%
215	DPL, Inc.	5,373
98	WPS Resources Corp.	5,186

		10,559

Electrical Equipment — 2.1%
138	Ametek, Inc.	5,544
123	Rockwell Automation, Inc.	6,939
137	Thomas & Betts Corp. (a)	4,412

		16,895

Electronic Equipment & Instruments — 1.1%
135	Amphenol Corp., Class A	5,001
255	Ingram Micro, Inc., Class A (a)	4,249

		9,250

Food Products — 1.9%
333	Archer-Daniels-Midland Co.	8,188
137	Pilgrim’s Pride Corp., Class B	4,904
69	Smithfield Foods, Inc. (a)	2,183

		15,275

Health Care Equipment & Supplies — 0.5%
77	Fisher Scientific International, Inc. (a)	4,389

Health Care Providers & Services — 6.6%
108	Caremark Rx, Inc. (a)	4,280
90	CIGNA Corp.	8,010
98	Coventry Health Care, Inc. (a)	6,662
135	DaVita, Inc. (a)	5,654
166	Humana, Inc. (a)	5,299
97	Pacificare Health Systems, Inc. (a)	5,538
94	WellChoice, Inc. (a)	5,011
112	WellPoint, Inc. (a)	14,052

		54,506

Hotels, Restaurants & Leisure — 2.3%
209	Darden Restaurants, Inc.	6,424
77	Mandalay Resort Group	5,428

Shares	Security Description	Value

87	McDonald’s Corp.	2,706
160	Penn National Gaming, Inc. (a)	4,704

		19,262

Household Durables — 6.0%
69	Black & Decker Corp.	5,411
86	Centex Corp.	4,931
221	D.R. Horton, Inc.	6,472
69	Lennar Corp., Class A	3,900
42	MDC Holdings, Inc.	2,939
7	NVR, Inc. (a)	5,652
84	Ryland Group, Inc.	5,216
71	Standard-Pacific Corp.	5,111
83	Stanley Works (The)	3,771
71	Toll Brothers, Inc. (a)	5,598

		49,001

Household Products — 0.7%
96	Energizer Holdings, Inc. (a)	5,741

Insurance — 5.3%
76	AmerUs Group Co.	3,572
164	Assurant, Inc.	5,542
228	Assured Guaranty Ltd.	4,088
158	Axis Capital Holdings Ltd.	4,261
144	First American Corp.	4,727
61	ProAssurance Corp. (a)	2,410
123	Protective Life Corp.	4,846
64	Stancorp Financial Group, Inc.	5,434
75	Unitrin, Inc.	3,414
104	W.R. Berkley Corp.	5,159

		43,453

Internet Software & Services — 0.5%
194	McAfee, Inc. (a)	4,381

IT Services — 2.9%
105	Alliance Data Systems Corp. (a)	4,230
129	CheckFree Corp. (a)	5,250
124	Computer Sciences Corp. (a)	5,690
253	Perot Systems Corp., Class A (a)	3,394
233	Sabre Holdings Corp., Class A	5,100

		23,664

Leisure Equipment & Products — 0.7%
169	Eastman Kodak Co.	5,488

Machinery — 2.7%
61	Cummins, Inc.	4,296
66	Eaton Corp.	4,317
132	Graco, Inc.	5,332
85	Kennametal, Inc.	4,022
92	Terex Corp. (a)	4,001

		21,968

Media — 0.5%
76	R.H. Donnelly Corp. (a)	4,432

Metals & Mining — 4.9%
124	Consol Energy, Inc.	5,849
114	Nucor Corp.	6,533
132	Peabody Energy Corp.	6,129
71	Phelps Dodge Corp.	7,172
81	Southern Peru Copper Corp.	4,509
118	Steel Dynamics, Inc.	4,058
117	United States Steel Corp.	5,924

		40,174

Multi-Utilities & Unregulated Power — 5.0%
436	AES Corp. (The) (a)	7,145
132	Constellation Energy Group, Inc.	6,835
58	Energen Corp.	3,876
87	Equitable Resources, Inc.	4,980
173	National Fuel Gas Co.	4,935
177	Oneok, Inc.	5,449
28	Questar Corp.	1,653
164	Sempra Energy	6,550

		41,423

Multiline Retail — 0.8%
48	Sears Holdings Corp. (a)	6,379

Office Electronics — 0.8%
446	Xerox Corp. (a)	6,755

Oil & Gas — 11.5%
67	Amerada Hess Corp.	6,475
76	Apache Corp.	4,629
94	Kerr-McGee Corp.	7,355
166	Marathon Oil Corp.	7,789
84	Newfield Exploration Co. (a)	6,267
86	Noble Energy, Inc.	5,836
76	Overseas Shipholding Group, Inc.	4,769
136	Patina Oil & Gas Corp.	5,444
154	Pioneer Natural Resources Co.	6,583
128	Plains Exploration & Production Co. (a)	4,450
97	Premcor, Inc.	5,795
68	Sunoco, Inc.	7,050
135	Tesoro Corp. (a)	4,979
133	Valero Energy Corp.	9,752
227	XTO Energy, Inc.	7,470

		94,643

Paper & Forest Products — 1.1%
119	Georgia-Pacific Corp.	4,234
179	Louisiana-Pacific Corp.	4,510

		8,744

Real Estate — 6.8%
130	AMB Property Corp. (REIT)	4,922
67	CBL & Associates Properties, Inc. (REIT)	4,777
210	Equity Residential (REIT)	6,748

Shares	Security Description	Value

178	General Growth Properties, Inc. (REIT)	6,066
282	HRPT Properties Trust (REIT)	3,354
94	Macerich Co. (The) (REIT)	4,987
95	New Century Financial Corp. (REIT)	4,424
106	Regency Centers Corp. (REIT)	5,049
116	Simon Property Group, Inc. (REIT)	7,015
223	United Dominion Realty Trust, Inc. (REIT)	4,650
125	Weingarten Realty Investors (REIT)	4,327

		56,319

Road & Rail — 2.3%
95	Hunt (J.B.) Transport Services, Inc.	4,171
184	Laidlaw International, Inc. (a)	3,831
162	Norfolk Southern Corp.	6,010
86	Yellow Roadway Corp. (a)	5,017

		19,029

Semiconductors & Semiconductor Equipment — 1.3%
358	Freescale Semicondoctor, Inc., Class B (a)	6,174
345	MEMC Electronic Materials, Inc. (a)	4,639

		10,813

Software — 1.2%
319	Activision, Inc. (a)	4,716
163	Autodesk, Inc.	4,863

		9,579

Specialty Retail — 3.8%
103	Abercrombie & Fitch Co.	5,890
144	Aeropostale, Inc. (a)	4,700
189	American Eagle Outfitters, Inc.	5,579
100	Barnes & Noble, Inc. (a)	3,436
172	Michaels Stores, Inc.	6,225
132	Sherwin-Williams Co. (The)	5,820

		31,650

Textiles, Apparel & Luxury Goods — 1.3%
70	Timberland Co., Class A (a)	4,965
104	V.F. Corp.	6,151

		11,116

Thrifts & Mortgage Finance — 2.4%
141	Countrywide Financial Corp.	4,570
120	R&G Financial Corp., Class B	3,747
110	Radian Group, Inc.	5,237
280	Sovereign Bancorp, Inc.	6,209

		19,763

Tobacco — 2.3%
159	Loews Corp.- Carolina Group	5,256
83	Reynolds American, Inc.	6,649
132	UST, Inc.	6,835

		18,740

	Total Common Stocks
	(Cost $712,011)	818,224

SHORT-TERM INVESTMENTS — 0.8%
Investment Companies — 0.8%
6,949	JPMorgan Liquid Assets Money Market Fund (b) (m)
	(Amortized Cost $6,949)	6,949

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 12.8%
Principal Amount
Certificates of Deposit — 1.3%
$2,500	Deutsche Bank Financial, Inc. 3.04%, 11/10/05	2,500
4,999	Fifth Third Bancorp 2.84%, 07/26/05	4,999
1,173	Natexis Banques Populaires 3.06%, 11/23/05	1,173
1,955	World Savings Bank FSB 3.01%, 09/15/06	1,955

		10,627

Master Note — 0.5%
4,000	Morgan Stanley Group, Inc. 3.06%, 10/06/05, FRN	4,000

Medium Term Notes — 4.9%
782	American Honda Finance Corp. 2.93%, 09/08/05, FRN	782
782	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05, FRN	782
2,500	CC USA, Inc. 3.04%, 11/03/05, FRN	2,500
782	Citigroup Global Markets Holdings 3.11%, 12/12/06, FRN	782
1,956	Deutsche Bank Financial, Inc. 2.81%, 05/13/05, FRN	1,956
1,173	General Electric Capital Corp. 2.74%, 10/24/05, FRN	1,173
2,737	Greenwich Capital Holdings 3.14%, 07/09/07, FRN	2,737
1,173	HBOS Treasury Services plc 2.71%, 05/01/06, FRN	1,173
1,956	K2 (USA) LLC 2.78%, 06/15/05, FRN	1,956
1,250	K2 (USA) LLC 2.94%, 10/11/05, FRN	1,250
782	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05, FRN	782
1,564	Lehman Brothers Holdings, Inc. 3.08%, 12/23/05, FRN	1,564
1,564	Liberty Lighthouse Co. LLC 2.82%, 06/10/05, FRN	1,564
1,173	Liberty Lighthouse Co. LLC 2.94%, 07/25/05, FRN	1,173
5,000	MBIA Global Funding LLC 2.77%, 04/08/05, FRN	5,000
586	MBIA Global Funding LLC 2.95%, 01/26/07, FRN	586
1,173	Merrill Lynch & Co., Inc. 2.99%, 08/22/05, FRN	1,173
1,173	Sigma Finance Corp. 2.93%, 05/25/05, FRN	1,173
2,554	Sigma Finance Corp. 3.03%, 09/16/05, FRN	2,554
782	Sigma Finance Corp. 3.04%, 02/27/06, FRN	782
7,000	Wells Fargo & Co. 2.90%, 09/29/05, FRN	7,000
1,955	William Street Funding Corp. 2.99%, 04/23/06, FRN	1,955

		40,397

Shares
Investment Companies — 1.7%
4,007	Morgan Stanley Institutional Liquidity Funds	4,007
10,000	BGI Prime Money Market Fund	10,000

		14,007

Principal Amount
Repurchase Agreements — 4.4%

Principal Amount	Security Description	Value

10,000	BNP Paribas Finance, Inc., 2.96%, dated 03/31/05, due 04/01/05, repurchase price $10,001, collateralized by corporate collateralized mortgage obligations	10,000
26,000	Lehman Brothers Holdings, Inc., 3.00%, dated 03/31/05, due 04/01/05, repurchase price $26,002, collateralized by various equity and stock exchange securities	26,000

	(Amortized Cost $105,031)	36,000

	Total Investments of Cash Collateral for Securities Loaned	105,031

Total Investments — 113.0%
(Cost/Amortized Cost $823,991)		930,204
Other Liabilities in Excess of Assets — (13.0)%		(107,341)

Net Assets — 100.0%		$822,863

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,752
Aggregate gross unrealized depreciation	(14,539)

Net unrealized appreciation/depreciation	$106,213

Federal income tax cost of investments	$823,991

JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 98.8%
Aerospace & Defense — 1.2%
110	General Dynamics Corp.	$11,822
146	Lockheed Martin Corp.	8,929

		20,751

Air Freight & Logistics — 1.2%
229	Expeditors International of Washington, Inc.	12,258
117	United Parcel Service, Inc., Class B	8,507

		20,765

Beverages — 1.9%
781	Coca-Cola Co. (The)	32,564

Biotechnology — 3.4%
381	Amgen, Inc. (a)	22,204
131	Genentech, Inc. (a)	7,424
263	Gilead Sciences, Inc. (a)	9,422
376	MedImmune, Inc. (a)	8,944
231	OSI Pharmaceuticals, Inc. (a)	9,537

		57,531

Capital Markets — 1.7%
1,267	Charles Schwab Corp. (The)	13,320
279	Morgan Stanley	15,947

		29,267

Chemicals — 0.8%
288	Praxair, Inc.	13,763

Commercial Services & Supplies — 3.5%
300	Apollo Group, Inc., Class A (a)	22,244
184	Corporate Executive Board Co.	11,786
570	Education Management Corp. (a)	15,935
361	Robert Half International, Inc.	9,719

		59,684

Communications Equipment — 7.3%
2,918	Cisco Systems, Inc. (a)	52,205
1,032	Corning, Inc. (a)	11,482
487	Juniper Networks, Inc. (a)	10,735
705	Motorola, Inc.	10,553
788	QUALCOMM, Inc.	28,881
127	Research In Motion Ltd. (a)	9,698

		123,554

Computers & Peripherals — 3.7%
1,019	Dell, Inc. (a)	39,139
1,153	EMC Corp. (a)	14,201
365	Network Appliance, Inc. (a)	10,093

		63,433

Consumer Finance — 1.6%
253	First Marblehead Corp. (The) (a)	14,532
490	MBNA Corp.	12,030

		26,562

Diversified Financial Services — 1.0%
90	Chicago Mercantile Exchange Holdings, Inc.	17,517

Diversified Telecommunication Services — 0.6%
480	Sprint Corp.	10,919

Electronic Equipment & Instruments — 1.4%
248	CDW Corp.	14,079
678	Symbol Technologies, Inc.	9,826

		23,905

Energy Equipment & Services — 1.3%
357	Smith International, Inc.	22,396

Food & Staples Retailing — 3.7%
189	Costco Wholesale Corp.	8,350
236	CVS Corp.	12,394
330	Sysco Corp.	11,827
623	Wal-Mart Stores, Inc.	31,205

		63,776

Health Care Equipment & Supplies — 4.3%
450	Baxter International, Inc.	15,277
491	Boston Scientific Corp. (a)	14,374
448	Cytyc Corp. (a)	10,303
257	Guidant Corp.	18,973
684	PerkinElmer, Inc.	14,113

		73,040

Health Care Providers & Services — 3.0%
376	Laboratory Corp. of America Holdings (a)	18,116
345	UnitedHealth Group, Inc.	32,896

		51,012

Hotels, Restaurants & Leisure — 1.4%
304	Carnival Corp.	15,775
278	International Game Technology	7,400

		23,175

Household Products — 3.1%
988	Procter & Gamble Co.	52,390

Industrial Conglomerates — 3.3%
949	General Electric Co.	34,235
658	Tyco International Ltd.	22,242

		56,477

Insurance — 2.3%
84	AMBAC Financial Group, Inc.	6,298
392	American International Group, Inc.	21,703
291	Willis Group Holdings Ltd.	10,711

		38,712

Internet & Catalog Retail — 1.0%
457	eBay, Inc. (a)	17,034

Internet Software & Services — 2.9%
83	Google, Inc., Class A (a)	15,009

Shares	Security Description	Value

334	VeriSign, Inc. (a)	9,583
707	Yahoo!, Inc. (a)	23,955

		48,547

IT Services — 3.6%
284	Accenture Ltd., Class A (a)	6,863
397	Affiliated Computer Services, Inc., Class A (a)	21,132
518	Automatic Data Processing, Inc.	23,302
333	Iron Mountain, Inc. (a)	9,611

		60,908

Media — 3.7%
327	EchoStar Communications Corp., Class A	9,569
132	Getty Images, Inc. (a)	9,411
300	Lamar Advertising Co., Class A (a)	12,075
1,663	Liberty Media Corp., Class A (a)	17,244
325	Viacom, Inc., Class B	11,313
134	XM Satellite Radio Holdings, Inc., Class A (a)	4,218

		63,830

Metals & Mining — 0.6%
188	United States Steel Corp.	9,572

Multiline Retail — 2.2%
296	Kohl’s Corp. (a)	15,283
431	Target Corp.	21,545

		36,828

Office Electronics — 0.7%
798	Xerox Corp. (a)	12,093

Oil & Gas — 1.8%
228	Anadarko Petroleum Corp.	17,321
172	Newfield Exploration Co. (a)	12,765

		30,086

Personal Products — 1.6%
555	Gillette Co. (The)	28,006

Pharmaceuticals — 11.2%
358	Abbott Laboratories	16,683
209	Eli Lilly & Co.	10,905
210	Forest Laboratories, Inc. (a)	7,770
1,189	Johnson & Johnson	79,877
1,878	Pfizer, Inc.	49,346
641	Schering-Plough Corp.	11,640
261	Sepracor, Inc. (a)	14,995

		191,216

Semiconductors & Semiconductor Equipment — 4.7%
656	Altera Corp. (a)	12,972
442	Analog Devices, Inc.	15,961
420	Applied Materials, Inc. (a)	6,829
1,488	Intel Corp.	34,561
246	Linear Technology Corp.	9,431

		79,754

Software — 5.2%
123	Intuit, Inc. (a)	5,379
2,630	Microsoft Corp.	63,574
1,613	Oracle Corp. (a)	20,131

		89,084

Specialty Retail — 3.9%
1,011	Home Depot, Inc.	38,668
365	PETsMART, Inc.	10,498
538	Staples, Inc.	16,925

		66,091

Thrifts & Mortgage Finance — 1.1%
298	Freddie Mac	18,837

Trading Companies & Distributors — 0.6%
314	MSC Industrial Direct Co., Inc.	9,586

Wireless Telecommunication Services — 2.3%
1,441	Crown Castle International Corp. (a)	23,148
583	Nextel Communications, Inc., Class A (a)	16,564

		39,712

	Total Common Stocks
	(Cost $1,436,818)	1,682,377

SHORT-TERM INVESTMENTS — 1.3%
Investment Companies — 1.3%
21,244	JPMorgan Liquid Assets Money Market Fund (b) (m)	21,244

	(Amortized Cost $21,244)

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 4.6%
Principal Amount
Certificates of Deposit — 0.2%
$1,085	Natexis Banques Populaires 3.06%, 11/23/05	1,085
1,809	World Savings Bank FSB 3.01%, 09/15/06	1,809

		2,894

Master Notes — 0.5%
1,085	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	1,085
2,000	Merrill Lynch Mortgage Capital, Inc. 2.98%, 04/12/05 FRN	2,000
5,500	Morgan Stanley Group, Inc. 3.06%, 10/06/05 FRN	5,500

		8,585

Medium Term Notes — 1.4%
724	American Honda Finance Corp. 2.93%, 09/08/05 FRN	724
1,216	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05 FRN	1,216
724	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	724
1,233	Deutsche Bank Financial, Inc. 2.81%, 05/13/05 FRN	1,232
2,085	General Electric Capital Corp. 2.74%, 10/24/05 FRN	2,085
2,533	Greenwich Capital Holdings 3.14%, 07/09/07 FRN	2,533
1,085	HBOS Treasury Services plc 2.71%, 05/01/06 FRN	1,085
3,042	K2 (USA) LLC 2.78%, 06/15/05 FRN	3,042
724	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	724
1,447	Lehman Brothers Holdings, Inc. 3.08%, 12/23/05 FRN	1,447
1,447	Liberty Lighthouse Co. LLC 2.82%, 06/10/05 FRN	1,447
1,824	Liberty Lighthouse Co. LLC 2.94%, 07/25/05 FRN	1,824
543	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	543
1,085	Sigma Finance Corp. 2.93%, 05/25/05 FRN	1,085
2,009	Sigma Finance Corp. 3.03%, 09/16/05 FRN	2,009
723	Sigma Finance Corp. 3.04%, 02/27/06 FRN	723
1,809	William Street Funding Corp. 2.99%, 04/23/06 FRN	1,809

		24,252

Repurchase Agreements — 2.5%

Shares	Security Description	Value

38,751	Cantor Fitzgerald Securities, 2.91%, dated 03/31/05, due 04/01/05, repurchase price $38,753, collateralized by U.S. Government Agency Securities	38,751
2,000	Deutsche Bank Financial, Inc., 2.94%, dated 03/31/05, due 04/01/05, repurchase price $2,000, collateralized by corporate collateralized mortgage obligations	2,000
2,000	Lehman Brothers Holdings, Inc., 3.00%, dated 03/31/05, due 04/01/05, repurchase price $2,000, collateralized by various equity and stock exchange securities	2,000

		42,751

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $78,482)	78,482

Total Investments — 104.7%
(Cost/Amortized Cost $1,536,544)		1,782,103
Other Liabilities in Excess of Assets — (4.7)%		(79,335)

Net Assets — 100.0%		$1,702,768

lFRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,980
Aggregate gross unrealized depreciation	(27,421)

Net unrealized appreciation/depreciation	$245,559

Federal income tax cost of investments	$1,536,544

JPMorgan Large Cap Value Fund (Formerly One Group Large Cap Value Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 98.6%
Aerospace & Defense — 2.2%
175	Honeywell International, Inc.	$6,493
287	Lockheed Martin Corp.	17,510
44	United Technologies Corp.	4,504

		28,507

Auto Components — 0.2%
69	Lear Corp.	3,070

Beverages — 1.1%
340	Coca-Cola Co. (The)	14,164

Capital Markets — 3.5%
221	Charles Schwab Corp. (The)	2,317
449	Morgan Stanley	25,682
370	State Street Corp.	16,190

		44,189

Chemicals — 1.6%
89	Air Products & Chemicals, Inc.	5,633
74	Nalco Holding Co. (a)	1,389
288	Praxair, Inc.	13,802

		20,824

Commercial Banks — 8.6%
1,024	Bank of America Corp.	45,161
110	BB&T Corp.	4,279
141	Comerica, Inc.	7,777
341	North Fork Bancorp, Inc.	9,461
135	SunTrust Banks, Inc.	9,701
712	U.S. Bancorp	20,518
137	Wachovia Corp.	6,959
95	Wells Fargo & Co.	5,699

		109,555

Commercial Services & Supplies — 0.9%
165	Cendant Corp.	3,385
284	Waste Management, Inc.	8,202

		11,587

Communications Equipment — 0.8%
216	Cisco Systems, Inc. (a)	3,870
569	Corning, Inc. (a)	6,337

		10,207

Computers & Peripherals — 2.0%
661	Hewlett-Packard Co.	14,497
115	International Business Machines Corp.	10,545

		25,042

Consumer Finance — 1.4%
737	MBNA Corp.	18,093

Containers & Packaging — 0.7%
386	Pactiv Corp. (a)	9,008

Diversified Financial Services — 6.6%
493	CIT Group, Inc.	18,726
1,452	Citigroup, Inc.	65,244

		83,970

Diversified Telecommunication Services — 4.9%
68	Alltel Corp.	3,702
326	SBC Communications, Inc.	7,721
719	Sprint Corp.	16,357
984	Verizon Communications, Inc.	34,943

		62,723

Electric Utilities — 3.0%
216	Edison International	7,503
128	FPL Group, Inc.	5,123
279	Pinnacle West Capital Corp.	11,839
252	PPL Corp.	13,606

		38,071

Energy Equipment & Services — 1.0%
152	GlobalSantaFe Corp.	5,623
230	Rowan Cos., Inc.	6,881

		12,504

Food & Staples Retailing — 0.6%
147	CVS Corp.	7,714

Food Products — 0.4%
174	Kraft Foods, Inc., Class A	5,747

Health Care Equipment & Supplies — 1.4%
591	Boston Scientific Corp. (a)	17,296

Health Care Providers & Services — 1.9%
123	AmerisourceBergen Corp.	7,024
49	Coventry Health Care, Inc. (a)	3,366
108	WellPoint, Inc. (a)	13,582

		23,972

Household Durables — 0.6%
126	Lennar Corp., Class A	7,164

Household Products — 0.9%
96	Kimberly-Clark Corp.	6,323
96	Procter & Gamble Co.	5,109

		11,432

Shares	Security Description	Value

Industrial Conglomerates — 7.2%
1,917	General Electric Co.	69,116
665	Tyco International Ltd.	22,487

		91,603

Insurance — 6.1%
150	AMBAC Financial Group, Inc.	11,190
100	American International Group, Inc.	5,519
245	Assurant, Inc.	8,273
170	Genworth Financial, Inc., Class A	4,681
67	Hartford Financial Services Group, Inc.	4,575
274	RenaissanceRe Holdings Ltd.	12,777
837	Willis Group Holdings Ltd.	30,845

		77,860

IT Services — 1.5%
175	Affiliated Computer Services, Inc., Class A (a)	9,328
420	Sabre Holdings Corp., Class A	9,194

		18,522

Machinery — 0.5%
94	Eaton Corp.	6,121

Media — 6.5%
523	Dex Media, Inc.	10,794
92	Gannett Co., Inc.	7,252
2,736	Liberty Media Corp., Class A (a)	28,375
125	Liberty Media International, Inc., Class A (a)	5,476
204	Time Warner, Inc. (a)	3,571
777	Viacom, Inc., Class B	27,058

		82,526

Metals & Mining — 1.7%
443	Alcoa, Inc.	13,448
173	United States Steel Corp.	8,807

		22,255

Multi-Utilities & Unregulated Power — 2.1%
228	Dominion Resources, Inc.	16,948
257	SCANA Corp.	9,838

		26,786

Multiline Retail — 2.2%
498	Dollar General Corp.	10,916
107	Federated Department Stores, Inc.	6,778
205	Kohl’s Corp. (a)	10,558

		28,252

Oil & Gas — 12.2%
156	Anadarko Petroleum Corp.	11,902
503	ChevronTexaco Corp.	29,341
193	ConocoPhillips	20,795
1,308	Exxon Mobil Corp.	77,942
261	Unocal Corp.	16,089

		156,069

Paper & Forest Products — 0.7%
245	International Paper Co.	9,003

Pharmaceuticals — 0.9%
115	Eli Lilly & Co.	6,007
138	Wyeth	5,800

		11,807

Real Estate — 2.3%
348	Equity Office Properties Trust (REIT)	10,488
272	Prologis (REIT)	10,080
434	United Dominion Realty Trust, Inc. (REIT)	9,056

		29,624

Road & Rail — 1.1%
199	Union Pacific Corp.	13,863

Software — 1.4%
334	Computer Associates International, Inc.	9,041
342	Microsoft Corp.	8,256

		17,297

Specialty Retail — 0.5%
215	Staples, Inc.	6,764

Textiles, Apparel & Luxury Goods — 1.4%
547	Jones Apparel Group, Inc.	18,322

Thrifts & Mortgage Finance — 3.1%
68	Fannie Mae	3,675
463	Freddie Mac	29,289
179	Washington Mutual, Inc.	7,051

		40,015

Tobacco — 2.9%
557	Altria Group, Inc.	36,442

	Total Common Stocks (Cost $1,109,098)	1,257,970

SHORT-TERM INVESTMENTS — 1.0%
Investment Companies — 1.0%
12,514	JPMorgan Liquid Assets Money Market Fund (b) (m) (Amortized Cost $12,514)	12,514

Principal Amount
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 7.3%
Certificates of Deposit - 0.4%
2,500	Deutsche Bank Financial, Inc. 3.04%, 11/10/05	2,500
739	Natexis Banques Populaires 3.06%, 11/23/05	739
1,232	World Savings Bank FSB 3.01%, 09/15/06	1,232

		4,471

Medium Term Notes - 1.2%
$493	American Honda Finance Corp. 2.93%, 09/08/05 FRN	493
493	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	493
739	General Electric Capital Corp. 2.74%, 10/24/05 FRN	739

Principal Amount	Security Description	Value

1,725	Greenwich Capital Holdings 3.14%, 07/09/07 FRN	1,725
739	HBOS Treasury Services plc 2.71%, 05/01/06 FRN	739
2,500	K2 (USA) LLC 2.94%, 10/11/05 FRN	2,499
493	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	493
986	Lehman Brothers Holdings, Inc. 3.08%, 12/23/05 FRN	985
985	Liberty Lighthouse Co. LLC 2.82%, 06/10/05 FRN	985
370	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	370
739	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	739
739	Sigma Finance Corp. 2.93%, 05/25/05 FRN	739
1,531	Sigma Finance Corp. 3.03%, 09/16/05 FRN	1,531
493	Sigma Finance Corp. 3.04%, 02/27/06 FRN	493
1,000	Wells Fargo & Co. 2.90%, 09/29/05 FRN	1,000
1,232	William Street Funding Corp. 2.99%, 04/23/06 FRN	1,232

		15,255

Repurchase Agreements - 5.7%
5,000	BNP Paribas Finance, Inc. 2.96%, 04/01/05	5,000
63,386	Cantor Fitzgerald Securities 2.91%, 04/01/05	63,386
5,000	Deutsche Bank Financial, Inc. 2.94%, 04/01/05	5,000

		73,386

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $93,112)	93,112

Total Investments — 106.9%
(Cost/Amortized Cost $1,214,724)		1,363,596
Other Liabilities in Excess of Assets — (6.9)%		(88,527)

Net Assets — 100.0%		$1,275,069

FRN Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

REIT Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,451
Aggregate gross unrealized depreciation	(24,579)

Net unrealized appreciation/depreciation	$148,872

Federal income tax cost of investments	$1,214,724

JPMorgan Equity Income Fund (Formerly One Group Equity Income Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
 (Amounts in thousands)

Shares		Security Description	Value

COMMON STOCKS — 94.7%
Aerospace & Defense — 0.9%
	8	Honeywell International, Inc.	$309
	42	United Technologies Corp.	4,310

			4,619

Beverages — 2.5%
	82	Anheuser-Busch Cos., Inc.	3,881
	235	Coca-Cola Co. (The)	9,789

			13,670

Capital Markets — 3.6%
	171	Bank of New York Co., Inc. (The)	4,979
	110	Morgan Stanley	6,297
	185	Northern Trust Corp.	8,028

			19,304

Chemicals — 2.9%
	75	Air Products & Chemicals, Inc.	4,747
	152	Dow Chemical Co. (The)	7,587
	45	PPG Industries, Inc.	3,218

			15,552

Commercial Banks — 10.1%
	251	Bank of America Corp.	11,051
	121	Compass Bancshares, Inc.	5,484
	80	Fifth Third Bancorp	3,425
	29	M&T Bank Corp.	2,960
	217	North Fork Bancorp, Inc.	6,019
	50	SunTrust Banks, Inc.	3,575
	106	TCF Financial Corp.	2,870
	335	U.S. Bancorp	9,652
	156	Wells Fargo & Co.	9,347

			54,383

Commercial Services & Supplies — 0.9%
	219	Cendant Corp.	4,496
	11	PHH Corp. (a)	240

			4,736

Computers & Peripherals — 1.1%
	268	Hewlett-Packard Co.	5,883

Construction Materials — 0.6%
	58	Vulcan Materials Co.	3,285

Consumer Finance — 1.1%
	242	MBNA Corp.	5,936

Diversified Financial Services — 4.1%
	488	Citigroup, Inc.	21,917

Diversified Telecommunication Services — 5.9%
	250	Alltel Corp.	13,729
	187	Fairpoint Communications, Inc. (a)	2,799
	198	SBC Communications, Inc.	4,695
	300	Verizon Communications, Inc.	10,661

			31,884

Electric Utilities — 7.2%
	100	American Electric Power Co., Inc.	3,406
	145	Entergy Corp.	10,239
	123	Exelon Corp.	5,649
	146	FPL Group, Inc.	5,878
	414	Northeast Utilities	7,968
	155	Wisconsin Energy Corp.	5,509

			38,649

Electrical Equipment — 0.6%
	7	Cooper Industries Ltd., Class A	493
	41	Emerson Electric Co.	2,656

			3,149

Food Products — 3.1%
	252	Fresh Del Monte Produce	7,694
	135	H.J. Heinz Co.	4,970
	180	Sara Lee Corp.	3,997

			16,661

Gas Utilities — 2.1%
	315	AGL Resources, Inc.	11,010

Hotels, Restaurants & Leisure — 0.8%
	63	Harrah’s Entertainment, Inc.	4,069

Household Durables — 1.5%
	39	Fortune Brands, Inc.	3,120

Shares		Security Description	Value

	203	Maytag Corp.	2,833
	30	Whirlpool Corp.	2,059

			8,012

Household Products — 1.7%
	101	Clorox Co.	6,331
	41	Kimberly-Clark Corp.	2,708

			9,039

Industrial Conglomerates — 3.8%
	567	General Electric Co.	20,460

Insurance — 6.1%
	90	Allstate Corp. (The)	4,855
	186	Chubb Corp.	14,728
	59	Hartford Financial Services Group, Inc.	4,018
	63	IPC Holdings Ltd.	2,463
	150	Old Republic International Corp.	3,496
	44	Prudential Financial, Inc.	2,531
	14	Safeco Corp.	662

			32,753

Machinery — 0.3%
	19	Caterpillar, Inc.	1,737

Media — 1.4%
	346	Regal Entertainment Group, Class A	7,283

Multi-Utilities & Unregulated Power — 0.1%
	8	Questar Corp.	474

Multiline Retail — 0.5%
	73	May Department Stores Co. (The)	2,684

Oil & Gas — 11.3%
	133	ChevronTexaco Corp.	7,770
	125	ConocoPhillips	13,437
	406	Exxon Mobil Corp.	24,209
	107	Kinder Morgan, Inc.	8,092
	75	Royal Dutch Petroleum Co. (N.Y. Shares)	4,503
	37	Valero Energy Corp.	2,726

			60,737

Paper & Forest Products — 1.8%
	153	MeadWestvaco Corp.	4,859
	69	Weyerhaeuser Co.	4,726

			9,585

Pharmaceuticals — 5.3%
	57	Eli Lilly & Co.	2,991
	112	Johnson & Johnson	7,535
	524	Pfizer, Inc.	13,768
	92	Wyeth	3,864

			28,158

Real Estate — 3.8%
	35	Archstone-Smith Trust (REIT)	1,187
	8	Brookfield Properties Co. (REIT)	300
	60	CarrAmerica Realty Corp. (REIT)	1,893
	55	Developers Diversified Realty Corp. (REIT)	2,186
	5	Global Signal, Inc. (REIT) (a) (m)	162
	9	Prologis (REIT)	341
	45	Public Storage, Inc. (REIT)	2,562
	75	Rayonier, Inc. (REIT)	3,723
	50	Regency Centers Corp. (REIT)	2,367
	109	Spirit Finance Corp. (REIT) (a)	1,182
	30	Vornado Realty Trust (REIT)	2,078
	81	W.P. Carey & Co. LLC (REIT)	2,463

			20,444

Software — 0.7%
	155	Microsoft Corp.	3,742

Specialty Retail — 1.2%
	155	Limited Brands, Inc.	3,767
	65	Sherwin-Williams Co. (The)	2,842

			6,609

Textiles, Apparel & Luxury Goods — 1.9%
	177	V.F. Corp.	10,450

Thrifts & Mortgage Finance — 2.9%
	171	Freddie Mac	10,807
	21	New York Community Bancorp, Inc.	390
	116	Washington Mutual, Inc.	4,598

			15,795

Tobacco — 2.3%
	83	Altria Group, Inc.	5,408
	208	Loews Corp. - Carolina Group	6,868

			12,276

Wireless Telecommunication Services — 0.6%
	112	BellSouth Corp.	2,950

Shares	Security Description	Value

	Total Common Stocks
	(Cost $356,475)	507,895

Principal Amount
PREFERRED STOCK — 0.5%
Insurance — 0.5%
$40	St. Paul Cos., Inc.
	(Cost $1,975)	2,567

CONVERTIBLE BOND — 1.1%
Media — 1.1%
3,000	Liberty Media Corp, 3.25%, 03/15/31	2,561
40	Tribune Co. Com New, 2.00%, 05/15/29	3,585

	Total Convertible Bond
	(Cost $6,093)	6,146

CONVERTIBLE PREFERRED STOCKS — 1.6%
Diversified Telecommunication Services — 0.4%
40	Alltel Corp., 7.75%	2,020

Health Care Equipment & Supplies — 0.5%
50	Baxter International, Inc., 7.00%	2,693

Containers & Packaging — 0.7%
65	Temple-Inland, Inc., 7.50%	3,774

	Total Convertible Perferred Stocks
	(Cost $7,858)	8,487

Shares
SHORT-TERM INVESTMENTS — 2.2%
Investment Companies — 2.2%
11,807	JPMorgan Liquid Assets Money Market Fund (b)
	(Amortized Cost $11,807)	11,807

Principal Amount
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.2%
Certificates of Deposit - 0.1%
$224	Natexis Banques Populaires, 3.06%, 11/23/05	224
374	World Savings Bank FSB, 3.01%, 09/15/06	374

		598

Medium Term Notes - 0.9%
150	American Honda Finance Corp., 2.93%, 09/08/05 FRN	150
150	Bear Stearns Cos., Inc. (The), 3.13%, 05/23/05 FRN	150
150	Citigroup Global Markets Holdings, 3.11%, 12/12/06 FRN	150
374	Deutsche Bank Financial, Inc., 2.81%, 05/13/05 FRN	374
224	General Electric Capital Corp., 2.74%, 10/24/05 FRN	224
523	Greenwich Capital Holdings, 3.14%, 07/09/07 FRN	523
224	HBOS Treasury Services plc, 2.71%, 05/01/06 FRN	224
374	K2 (USA) LLC, 2.78%, 06/15/05 FRN	374
150	Lehman Brothers Holdings, Inc., 2.94%, 10/07/05 FRN	150
299	Lehman Brothers Holdings, Inc., 3.08%, 12/23/05 FRN	299
299	Liberty Lighthouse Co. LLC, 2.82%, 06/10/05 FRN	299
224	Liberty Lighthouse Co. LLC, 2.94%, 07/25/05 FRN	224
112	MBIA Global Funding LLC, 2.95%, 01/26/07 FRN	112
224	Merrill Lynch & Co., Inc., 2.99%, 08/22/05 FRN	224
224	Sigma Finance Corp., 2.93%, 05/25/05 FRN	224
374	Sigma Finance Corp., 3.03%, 09/16/05 FRN	374
149	Sigma Finance Corp., 3.04%, 02/27/06 FRN	149
374	William Street Funding Corp., 2.99%, 04/23/06 FRN	374

		4,598

Repurchase Agreements - 5.2%
5,000	BNP Paribas Finance, Inc., 3.00%, dated 03/31/05, due
	04/01/05, repurchase price $5,000, collateralized by
	corporate collateralized mortgage obligations	5,000
22,988	Deutsche Bank Financial, Inc., 2.90%, dated 03/31/05, due
	04/01/05, repurchase price $22,990, collateralized by
	U.S. Government Agency Securities.	22,988

		27,988

	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $33,184)	33,184

Total Investments — 106.3%
(Cost/Amortized Cost $417,392)		570,086
Other Liabilities in Excess of Assets — (6.3)%		(33,735)

Net Assets — 100.0%		$536,351

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,785
Aggregate gross unrealized depreciation	(4,091)

Net unrealized appreciation/depreciation	$152,694

Federal income tax of investments	$417,392

JPMorgan Equity Index Fund (Formerly One Group Equity Index Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 98.9%
Aerospace & Defense — 2.2%
144	Boeing Co.	$8,399
35	General Dynamics Corp.	3,697
21	Goodrich Corp.	793
147	Honeywell International, Inc.	5,468
20	L-3 Communications Holdings, Inc.	1,410
69	Lockheed Martin Corp.	4,228
62	Northrop Grumman Corp.	3,355
78	Raytheon Co.	3,027
31	Rockwell Collins, Inc.	1,463
88	United Technologies Corp.	8,988

		40,828

Air Freight & Logistics — 1.0%
52	FedEx Corp.	4,883
11	Ryder System, Inc.	461
193	United Parcel Service, Inc., Class B	14,055

		19,399

Airlines — 0.1%
24	Delta Air Lines, Inc. (a)	98
127	Southwest Airlines Co.	1,812

		1,910

Auto Components — 0.2%
12	Cooper Tire & Rubber Co.	222
26	Dana Corp.	331
97	Delphi Corp.	434
30	Goodyear Tire & Rubber Co. (The) (a)	406
33	Johnson Controls, Inc.	1,839
22	Visteon Corp.	128

		3,360

Automobiles — 0.5%
316	Ford Motor Co.	3,582
98	General Motors Corp.	2,867
50	Harley-Davidson, Inc.	2,913

		9,362

Beverages — 2.2%
134	Anheuser-Busch Cos., Inc.	6,358
16	Brown-Forman Corp., Class B	851
391	Coca-Cola Co. (The)	16,298
61	Coca-Cola Enterprises, Inc.	1,251
14	Molson Coors Brewing Co.	1,066
34	Pepsi Bottling Group, Inc.	952
290	PepsiCo, Inc.	15,365

		42,141

Biotechnology — 1.2%
216	Amgen, Inc. (a)	12,594
34	Applera Corp.- Applied Biosystems Group	668
58	Biogen Idec, Inc. (a)	1,990
26	Chiron Corp. (a)	896
43	Genzyme Corp. (a)	2,451
75	Gilead Sciences, Inc. (a)	2,677
43	MedImmune, Inc. (a)	1,024

		22,300

Building Products — 0.2%
31	American Standard Cos., Inc.	1,445
77	Masco Corp.	2,682

		4,127

Capital Markets — 2.8%
134	Bank of New York Co., Inc. (The)	3,903
20	Bear Stearns Cos., Inc. (The)	1,949
198	Charles Schwab Corp. (The)	2,083
64	E*Trade Financial Corp. (a)	769
16	Federated Investors, Inc., Class B	464
34	Franklin Resources, Inc.	2,347
77	Goldman Sachs Group, Inc.	8,509
41	Janus Capital Group, Inc.	568
48	Lehman Brothers Holdings, Inc.	4,488
73	Mellon Financial Corp.	2,090
161	Merrill Lynch & Co., Inc.	9,099
192	Morgan Stanley	11,003
35	Northern Trust Corp.	1,523
58	State Street Corp.	2,521
21	T. Rowe Price Group, Inc.	1,271

		52,587

Chemicals — 1.8%
39	Air Products & Chemicals, Inc.	2,492
165	Dow Chemical Co. (The)	8,212
13	Eastman Chemical Co.	795
38	Ecolab, Inc.	1,261
172	El Du Pont de Nemours & Co.	8,821
21	Engelhard Corp.	633
9	Great Lakes Chemical Corp.	283
19	Hercules, Inc. (a)	280
15	International Flavors & Fragrances, Inc.	607
46	Monsanto Co.	2,962
30	PPG Industries, Inc.	2,136
56	Praxair, Inc.	2,669
33	Rohm & Haas Co.	1,608
12	Sigma-Aldrich Corp.	730

		33,489

Commercial Banks — 5.7%
61	AmSouth Bancorp	1,591
700	Bank of America Corp.	30,871
95	BB&T Corp.	3,698
29	Comerica, Inc.	1,617
21	Compass Bancshares, Inc.	972
90	Fifth Third Bancorp	3,859
21	First Horizon National Corp.	866

Shares	Security Description	Value

40	Huntington Bancshares, Inc.	957
70	KeyCorp	2,275
17	M&T Bank Corp.	1,727
36	Marshall & Ilsley Corp.	1,499
103	National City Corp.	3,436
81	North Fork Bancorp, Inc.	2,256
49	PNC Financial Services Group, Inc.	2,516
80	Regions Financial Corp.	2,602
59	SunTrust Banks, Inc.	4,219
54	Synovus Financial Corp.	1,496
320	U.S. Bancorp	9,221
274	Wachovia Corp.	13,942
293	Wells Fargo & Co.	17,513
16	Zions Bancorp	1,073

		108,206

Commercial Services & Supplies — 0.9%
47	Allied Waste Industries, Inc. (a)	342
29	Apollo Group, Inc., Class A (a)	2,123
18	Avery Dennison Corp.	1,091
182	Cendant Corp.	3,742
26	Cintas Corp.	1,063
23	Equifax, Inc.	715
28	H&R Block, Inc.	1,441
21	Monster Worldwide, Inc. (a)	586
40	Pitney Bowes, Inc.	1,800
37	R.R. Donnelley & Sons Co.	1,174
28	Robert Half International, Inc.	749
98	Waste Management, Inc.	2,830

		17,656

Communications Equipment — 2.4%
140	ADC Telecommunications, Inc. (a) (m)	279
28	Andrew Corp. (a)	325
83	Avaya, Inc. (a)	968
99	CIENA Corp. (a)	170
1,116	Cisco Systems, Inc. (a)	19,968
34	Comverse Technology, Inc. (a)	862
243	Corning, Inc. (a)	2,710
250	JDS Uniphase Corp. (a)	417
765	Lucent Technologies, Inc. (a)	2,104
423	Motorola, Inc.	6,338
284	QUALCOMM, Inc.	10,417
26	Scientific-Atlanta, Inc.	741
80	Tellabs, Inc. (a)	582

		45,881

Computers & Peripherals — 3.8%
141	Apple Computer, Inc. (a)	5,879
425	Dell, Inc. (a)	16,313
415	EMC Corp. (a)	5,118
52	Gateway, Inc. (a)	208
500	Hewlett-Packard Co.	10,971
282	International Business Machines Corp.	25,767
22	Lexmark International, Inc., Class A (a)	1,754
32	NCR Corp. (a)	1,084
63	Network Appliance, Inc. (a)	1,748
16	QLogic Corp. (a)	643
583	Sun Microsystems, Inc. (a)	2,357

		71,842

Construction Engineering — 0.0% (g)
15	Fluor Corp.	823

Construction Materials — 0.1%
18	Vulcan Materials Co.	1,011

Consumer Finance — 1.3%
203	American Express Co.	10,405
43	Capital One Financial Corp.	3,189
221	MBNA Corp.	5,417
51	Providian Financial Corp. (a)	868
74	SLM Corp.	3,701

		23,580

Containers & Packaging — 0.2%
19	Ball Corp.	788
18	Bemis Co.	575
26	Pactiv Corp. (a)	597
15	Sealed Air Corp. (a)	753
10	Temple-Inland, Inc.	714

		3,427

Distributors — 0.1%
30	Genuine Parts Co.	1,314

Diversified Financial Services — 3.6%
36	CIT Group, Inc.	1,384
902	Citigroup, Inc.	40,546
614	JPMorgan Chase & Co.	21,233
24	Moody’s Corp.	1,913
52	Principal Financial Group	1,994

		67,070

Diversified Telecommunication Services — 2.7%
52	Alltel Corp.	2,870
138	AT&T Corp. (m)	2,590
316	BellSouth Corp.	8,316
23	CenturyTel, Inc.	765
58	Citizens Communications Co.	748
289	Qwest Communications International, Inc. (a)	1,068
570	SBC Communications, Inc.	13,511
255	Sprint Corp.	5,806
478	Verizon Communications, Inc.	16,980

		52,654

Electric Utilities — 2.1%
24	Allegheny Energy, Inc. (a)	489
34	Ameren Corp.	1,650
66	American Electric Power Co., Inc.	2,253
50	CenterPoint Energy, Inc.	600
33	Cinergy Corp.	1,336
42	Consolidated Edison, Inc.	1,770
30	DTE Energy Co.	1,366
56	Edison International	1,954
37	Entergy Corp.	2,599

Shares	Security Description	Value

115	Exelon Corp.	5,270
57	FirstEnergy Corp.	2,390
68	FPL Group, Inc.	2,711
62	PG&E Corp.	2,126
16	Pinnacle West Capital Corp.	675
33	PPL Corp.	1,762
43	Progress Energy, Inc.	1,789
128	Southern Co. (The)	4,084
36	TECO Energy, Inc.	560
41	TXU Corp.	3,300
69	Xcel Energy, Inc.	1,190

		39,874

Electrical Equipment — 0.4%
31	American Power Conversion Corp.	811
16	Cooper Industries Ltd., Class A	1,148
72	Emerson Electric Co.	4,698
30	Rockwell Automation, Inc.	1,712

		8,369

Electronic Equipment & Instruments — 0.3%
75	Agilent Technologies, Inc. (a)	1,656
32	Jabil Circuit, Inc. (a)	906
29	Molex, Inc.	765
90	Sanmina-SCI Corp. (a)	471
168	Solectron Corp. (a)	582
42	Symbol Technologies, Inc.	608
15	Tektronix, Inc.	377

		5,365

Energy Equipment & Services — 1.2%
58	Baker Hughes, Inc.	2,597
28	BJ Services Co.	1,451
87	Halliburton Co.	3,764
25	Nabors Industries Ltd. (a)	1,450
29	National-Oilwell, Inc. (a)	1,355
23	Noble Corp.	1,320
18	Rowan Cos., Inc.	553
102	Schlumberger Ltd.	7,180
55	Transocean, Inc. (a)	2,852

		22,522

Food & Staples Retailing — 2.9%
64	Albertson’s, Inc.	1,312
82	Costco Wholesale Corp.	3,601
69	CVS Corp.	3,634
126	Kroger Co. (The) (a)	2,026
77	Safeway, Inc. (a)	1,434
23	SUPERVALU, Inc.	778
110	Sysco Corp.	3,938
585	Wal-Mart Stores, Inc.	29,315
176	Walgreen Co.	7,831

		53,869

Food Products — 1.2%
108	Archer-Daniels-Midland Co.	2,644
56	Campbell Soup Co.	1,634
89	ConAgra Foods, Inc.	2,407
63	General Mills, Inc.	3,098
60	H.J. Heinz Co.	2,226
38	Hershey Foods Corp.	2,286
61	Kellogg Co.	2,623
23	McCormick & Co., Inc. (Non-Voting)	809
136	Sara Lee Corp.	3,019
34	Wm. Wrigley Jr. Co.	2,219

		22,965

Gas Utilities — 0.1%
28	KeySpan Corp.	1,083
8	Nicor, Inc.	282
47	NiSource, Inc.	1,067
7	Peoples Energy Corp.	275

		2,707

Health Care Equipment & Supplies — 2.1%
9	Bausch & Lomb, Inc.	683
107	Baxter International, Inc.	3,638
44	Becton, Dickinson & Co.	2,552
44	Biomet, Inc.	1,586
131	Boston Scientific Corp. (a)	3,844
18	C.R. Bard, Inc.	1,234
20	Fisher Scientific International, Inc. (a)	1,150
56	Guidant Corp.	4,122
27	Hospira, Inc. (a)	869
209	Medtronic, Inc.	10,645
9	Millipore Corp. (a)	375
22	PerkinElmer, Inc.	463
62	St. Jude Medical, Inc. (a)	2,244
65	Stryker Corp.	2,889
28	Thermo Electron Corp. (a)	699
21	Waters Corp. (a)	748
43	Zimmer Holdings, Inc. (a)	3,318

		41,059

Health Care Providers & Services — 2.5%
51	Aetna, Inc.	3,805
19	AmerisourceBergen Corp.	1,098
75	Cardinal Health, Inc.	4,182
79	Caremark Rx, Inc. (a)	3,139
23	CIGNA Corp.	2,035
13	Express Scripts, Inc. (a)	1,144
71	HCA, Inc.	3,811
42	Health Management Associates, Inc., Class A	1,103
28	Humana, Inc. (a)	888
40	IMS Health, Inc.	977
23	Laboratory Corp. of America Holdings (a)	1,124
15	Manor Care, Inc.	540
51	McKesson Corp.	1,923
47	Medco Health Solutions, Inc. (a)	2,354
16	Quest Diagnostics	1,652
81	Tenet Healthcare Corp. (a)	932
111	UnitedHealth Group, Inc.	10,557
53	WellPoint, Inc. (a)	6,601

		47,865

Shares	Security Description	Value

Hotels, Restaurants & Leisure — 1.5%
91	Carnival Corp.	4,715
26	Darden Restaurants, Inc.	784
20	Harrah’s Entertainment, Inc.	1,271
66	Hilton Hotels Corp.	1,486
60	International Game Technology	1,588
35	Marriott International, Inc., Class A	2,321
220	McDonald’s Corp.	6,840
69	Starbucks Corp. (a)	3,568
37	Starwood Hotels & Resorts Worldwide, Inc.	2,198
20	Wendy’s International, Inc.	768
50	Yum! Brands, Inc.	2,603

		28,142

Household Durables — 0.6%
14	Black & Decker Corp.	1,091
22	Centex Corp.	1,256
25	Fortune Brands, Inc.	2,019
7	KB Home	852
33	Leggett & Platt, Inc.	952
14	Maytag Corp.	193
47	Newell Rubbermaid, Inc.	1,042
20	Pulte Homes, Inc.	1,500
10	Snap-On, Inc.	318
13	Stanley Works (The)	586
12	Whirlpool Corp.	784

		10,593

Household Products — 1.9%
26	Clorox Co.	1,664
91	Colgate-Palmolive Co.	4,738
83	Kimberly-Clark Corp.	5,459
436	Procter & Gamble Co.	23,090

		34,951

Industrial Conglomerates — 4.8%
133	3M Co.	11,423
1,830	General Electric Co. (k)	65,996
23	Textron, Inc.	1,739
348	Tyco International Ltd.	11,749

		90,907

Insurance — 4.1%
49	ACE Ltd.	2,024
87	Aflac, Inc. (m)	3,230
117	Allstate Corp. (The)	6,338
19	AMBAC Financial Group, Inc.	1,407
450	American International Group, Inc.	24,924
55	Aon Corp.	1,246
33	Chubb Corp.	2,628
27	Cincinnati Financial Corp.	1,197
51	Hartford Financial Services Group, Inc.	3,504
24	Jefferson-Pilot Corp.	1,160
30	Lincoln National Corp.	1,356
28	Loews Corp.	2,032
91	Marsh & McLennan Cos., Inc.	2,779
24	MBIA, Inc.	1,273
127	Metlife, Inc.	4,949
35	Progressive Corp. (The)	3,169
90	Prudential Financial, Inc.	5,194
22	Safeco Corp.	1,068
116	St. Paul Travelers Cos., Inc. (The)	4,243
19	Torchmark Corp.	974
51	UnumProvident Corp.	876
24	XL Capital Ltd., Class A	1,737

		77,308

Internet & Catalog Retail — 0.4%
209	eBay, Inc. (a)	7,785

Internet Software & Services — 0.4%
225	Yahoo!, Inc. (a)	7,633

IT Services — 1.1%
22	Affiliated Computer Services, Inc., Class A (a)	1,168
101	Automatic Data Processing, Inc.	4,525
33	Computer Sciences Corp. (a)	1,512
25	Convergys Corp. (a)	366
89	Electronic Data Systems Corp.	1,849
138	First Data Corp.	5,444
33	Fiserv, Inc. (a)	1,326
61	Paychex, Inc.	2,017
23	Sabre Holdings Corp., Class A	499
50	Sungard Data Systems, Inc. (a)	1,722
58	Unisys Corp. (a)	411

		20,839

Leisure Equipment & Products — 0.2%
17	Brunswick Corp.	785
50	Eastman Kodak Co.	1,613
29	Hasbro, Inc.	590
72	Mattel, Inc.	1,537

		4,525

Machinery — 1.4%
59	Caterpillar, Inc.	5,416
7	Cummins, Inc.	522
47	Danaher Corp.	2,536
43	Deere & Co.	2,863
35	Dover Corp.	1,331
26	Eaton Corp.	1,728
47	Illinois Tool Works, Inc.	4,251
30	Ingersoll-Rand Co., Class A	2,379
16	ITT Industries, Inc.	1,434
11	Navistar International Corp. (a)	415
30	PACCAR, Inc.	2,175
21	Pall Corp.	581
21	Parker-Hannifin Corp.	1,262

		26,893

Media — 4.0%
91	Clear Channel Communications, Inc.	3,137
382	Comcast Corp., Class A (a)	12,902
12	Dow Jones & Co., Inc.	458

Shares	Security Description	Value

43	Gannett Co., Inc.	3,427
73	Interpublic Group of Cos., Inc. (a)	897
13	Knight Ridder, Inc.	883
33	McGraw-Hill Cos., Inc. (The)	2,863
8	Meredith Corp.	363
25	New York Times Co., Class A	922
506	News Corp., Class A	8,554
32	Omnicom Group	2,843
794	Time Warner, Inc. (a)	13,928
51	Tribune Co.	2,052
50	Univision Communications, Inc., Class A (a)	1,396
294	Viacom, Inc., Class B	10,254
353	Walt Disney Co.	10,155

		75,034

Metals & Mining — 0.7%
151	Alcoa, Inc.	4,576
16	Allegheny Technologies, Inc.	375
31	Freeport-McMoRan Copper & Gold, Inc., Class B	1,224
77	Newmont Mining Corp.	3,239
28	Nucor Corp.	1,590
17	Phelps Dodge Corp.	1,704
20	United States Steel Corp.	1,001

		13,709

Multi-Utilities & Unregulated Power — 0.9%
112	AES Corp. (The) (a) (m)	1,836
92	Calpine Corp. (a)	258
34	CMS Energy Corp. (a)	439
31	Constellation Energy Group, Inc.	1,580
59	Dominion Resources, Inc.	4,383
162	Duke Energy Corp.	4,537
57	Dynegy, Inc., Class A (a)	223
41	Public Service Enterprise Group, Inc.	2,235
41	Sempra Energy	1,637

		17,128

Multiline Retail — 1.2%
20	Big Lots, Inc. (a)	234
12	Dillards, Inc., Class A	330
52	Dollar General Corp.	1,139
29	Family Dollar Stores, Inc.	881
29	Federated Department Stores, Inc.	1,857
49	J.C. Penney Co., Holding Co.	2,564
56	Kohl’s Corp. (a)	2,906
50	May Department Stores Co. (The)	1,867
22	Nordstrom, Inc.	1,205
13	Sears Holdings Corp. (a)	1,746
155	Target Corp.	7,730

		22,459

Office Electronics — 0.1%
165	Xerox Corp. (a)	2,503

Oil & Gas — 7.5%
15	Amerada Hess Corp.	1,412
41	Anadarko Petroleum Corp.	3,114
56	Apache Corp.	3,447
11	Ashland, Inc.	769
67	Burlington Resources, Inc.	3,346
363	ChevronTexaco Corp.	21,184
120	ConocoPhillips	12,960
83	Devon Energy Corp.	3,950
111	El Paso Corp.	1,175
41	EOG Resources, Inc.	2,011
1,103	Exxon Mobil Corp.	65,710
28	Kerr-McGee Corp.	2,205
19	Kinder Morgan, Inc.	1,438
60	Marathon Oil Corp.	2,811
69	Occidental Petroleum Corp.	4,879
12	Sunoco, Inc.	1,233
47	Unocal Corp.	2,887
44	Valero Energy Corp.	3,252
98	Williams Cos., Inc.	1,851
60	XTO Energy, Inc.	1,968

		141,602

Paper & Forest Products — 0.5%
45	Georgia-Pacific Corp.	1,593
85	International Paper Co.	3,113
19	Louisiana-Pacific Corp.	482
35	MeadWestvaco Corp.	1,116
42	Weyerhaeuser Co.	2,874

		9,178

Personal Products — 0.7%
15	Alberto-Culver Co.	702
82	Avon Products, Inc.	3,500
171	Gillette Co. (The)	8,638

		12,840

Pharmaceuticals — 7.0%
269	Abbott Laboratories	12,550
23	Allergan, Inc.	1,583
337	Bristol-Myers Squibb Co.	8,590
196	Eli Lilly & Co.	10,193
61	Forest Laboratories, Inc. (a)	2,239
514	Johnson & Johnson	34,489
42	King Pharmaceuticals, Inc. (a)	347
381	Merck & Co., Inc.	12,342
46	Mylan Laboratories, Inc.	823
1,288	Pfizer, Inc.	33,844
255	Schering-Plough Corp.	4,623
19	Watson Pharmaceuticals, Inc. (a)	584
231	Wyeth	9,731

		131,938

Real Estate — 0.5%
17	Apartment Investment & Management Co. (REIT)	617
35	Archstone-Smith Trust (REIT)	1,178
70	Equity Office Properties Trust (REIT)	2,096
49	Equity Residential (REIT)	1,574
32	Plum Creek Timber Co., Inc. (REIT)	1,134
32	Prologis (REIT)	1,179

Shares	Security Description	Value

38	Simon Property Group, Inc. (REIT)	2,312

		10,090

Road & Rail — 0.6%
65	Burlington Northern Santa Fe Corp.	3,520
37	CSX Corp.	1,554
69	Norfolk Southern Corp.	2,559
45	Union Pacific Corp.	3,141

		10,774

Semiconductors & Semiconductor Equipment — 3.0%
68	Advanced Micro Devices, Inc. (a)	1,097
64	Altera Corp. (a)	1,271
64	Analog Devices, Inc.	2,328
288	Applied Materials, Inc. (a)	4,680
53	Applied Micro Circuits Corp. (a)	175
50	Broadcom Corp., Class A (a)	1,503
69	Freescale Semicondoctor, Inc., Class B (a)	1,197
1,075	Intel Corp.	24,978
34	KLA-Tencor Corp. (a)	1,565
53	Linear Technology Corp.	2,031
66	LSI Logic Corp. (a)	372
56	Maxim Integrated Products, Inc.	2,308
106	Micron Technology, Inc. (a)	1,096
61	National Semiconductor Corp.	1,263
24	Novellus Systems, Inc. (a)	646
29	Nvidia Corp. (a)	681
31	PMC-Sierra, Inc. (a)	274
33	Teradyne, Inc. (a)	489
297	Texas Instruments, Inc.	7,575
60	Xilinx, Inc.	1,761

		57,290

Software — 3.8%
42	Adobe Systems, Inc.	2,818
40	Autodesk, Inc.	1,182
38	BMC Software, Inc. (a)	575
29	Citrix Systems, Inc. (a)	695
92	Computer Associates International, Inc.	2,490
67	Compuware Corp. (a)	481
53	Electronic Arts, Inc. (a)	2,754
32	Intuit, Inc. (a)	1,398
15	Mercury Interactive Corp. (a)	687
1,747	Microsoft Corp.	42,232
65	Novell, Inc. (a)	390
776	Oracle Corp. (a)	9,682
47	Parametric Technology Corp. (a)	261
89	Siebel Systems, Inc. (a)	812
123	Symantec Corp. (a)	2,615
73	VERITAS Software Corp. (a)	1,692

		70,764

Specialty Retail — 2.3%
39	Autonation, Inc. (a)	739
12	AutoZone, Inc. (a)	1,006
52	Bed Bath & Beyond, Inc. (a)	1,912
52	Best Buy Co., Inc.	2,789
33	Circuit City Stores, Inc.	529
127	Gap, Inc. (The)	2,776
379	Home Depot, Inc.	14,500
66	Limited Brands, Inc.	1,603
133	Lowe’s Cos., Inc.	7,620
54	Office Depot, Inc. (a)	1,199
16	OfficeMax, Inc.	538
27	RadioShack Corp.	668
22	Sherwin-Williams Co. (The)	965
85	Staples, Inc.	2,687
25	Tiffany & Co.	870
83	TJX Cos., Inc.	2,050
37	Toys R US, Inc. (a)	956

		43,407

Textiles, Apparel & Luxury Goods — 0.4%
33	Coach, Inc. (a)	1,868
21	Jones Apparel Group, Inc.	706
19	Liz Claiborne, Inc.	755
40	Nike, Inc., Class B	3,309
10	Reebok International Ltd.	428
17	V.F. Corp.	1,021

		8,087

Thrifts & Mortgage Finance — 1.7%
100	Countrywide Financial Corp.	3,251
167	Fannie Mae	9,101
119	Freddie Mac	7,508
49	Golden West Financial Corp.	2,946
17	MGIC Investment Corp.	1,033
65	Sovereign Bancorp, Inc.	1,435
151	Washington Mutual, Inc.	5,954

		31,228

Tobacco — 1.4%
357	Altria Group, Inc.	23,362
20	Reynolds American, Inc.	1,614
28	UST, Inc.	1,473

		26,449

Trading Companies & Distributors — 0.1%
14	Grainger (W.W.), Inc.	892

Wireless Telecommunication Services — 0.3%
195	Nextel Communications, Inc., Class A (a)	5,531

	Total Common Stocks (Cost $1,112,976)	1,868,041

SHORT-TERM INVESTMENTS — 1.2%
Investment Companies — 1.2%
23,667	JPMorgan Liquid Assets Money Market Fund (b) (m) (Amortized Cost $23,667)	23,667

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
Investment Companies — 0.4%
5,000	BGI Prime Money Market Fund	5,000
1,973	Morgan Stanley Institutional Liquidity Funds	1,973

	(Amortized Cost $6,973)	6,973

Shares	Security Description	Value

Total Investments — 100.5%
(Cost/Amortized Cost $1,143,616)		1,898,681
Other Liabilities in Excess of Assets — (0.5)%		(9,362)

Net Assets — 100.0%		$1,889,319

REIT Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$861,727
Aggregate gross unrealized depreciation	(106,662)

Net unrealized appreciation/depreciation	$755,065

Federal income tax cost of investments	$1,143,616

JPMorgan Market Expansion Index Fund (Formerly One Group Market Expansion Index Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 98.7%
Aerospace & Defense — 1.9%
11	AAR Corp. (a) (m)	$145
19	Alliant Techsystems, Inc. (a)	1,371
4	Applied Signal Technology, Inc.	91
39	Armor Holdings, Inc. (a)	1,430
9	Ceradyne, Inc. (a)	205
7	Cubic Corp.	134
8	Curtiss-Wright Corp.	456
41	DRS Technologies, Inc. (a)	1,737
6	EDO Corp.	184
10	Engineered Support Systems, Inc.	548
9	Esterline Technologies Corp. (a)	318
20	GenCorp, Inc.	395
7	Kaman Corp., Class A	87
7	Mercury Computer Systems, Inc. (a)	189
9	Moog, Inc., Class A (a)	400
27	Precision Castparts Corp.	2,095
3	Sequa Corp., Class A (a)	179
10	Teledyne Technologies, Inc. (a)	300
27	Titan Corp. (a)	489
5	Triumph Group, Inc. (a)	192

		10,945

Air Freight & Logistics — 0.6%
21	C.H. Robinson Worldwide, Inc.	1,086
25	CNF, Inc.	1,180
20	EGL, Inc. (a)	464
12	Expeditors International of Washington, Inc.	666
8	Forward Air Corp.	360

		3,756

Airlines — 0.4%
32	Airtran Holdings, Inc. (a)	294
28	Alaska Air Group, Inc. (a)	826
9	Frontier Airlines, Inc. (a)	97
10	Mesa Air Group, Inc. (a)	72
52	Skywest, Inc.	969

		2,258

Auto Components — 0.9%
37	ArvinMeritor, Inc.	573
7	Bandag, Inc.	308
43	BorgWarner, Inc.	2,112
31	Lear Corp.	1,368
6	Midas, Inc. (a)	134
11	Modine Manufacturing Co.	324
4	Standard Motor Products, Inc.	51
9	Superior Industries International, Inc.	245

		5,115

Automobiles — 0.4%
5	Coachmen Industries, Inc.	67
21	Fleetwood Enterprises, Inc. (a)	183
10	Monaco Coach Corp.	170
58	Thor Industries, Inc.	1,723
13	Winnebago Industries, Inc.	426

		2,569

Beverages — 0.4%
30	Constellation Brands, Inc., Class A (a)	1,582
42	PepsiAmericas, Inc.	955

		2,537

Biotechnology — 1.5%
23	Arqule, Inc. (a)	110
44	Cephalon, Inc. (a)	2,037
22	Charles River Laboratories International, Inc. (a)	1,054
10	Enzo Biochem, Inc. (a)	142
17	Gen-Probe, Inc. (a)	768
14	Invitrogen Corp. (a)	990
12	Martek Biosciences Corp. (a)	681
170	Millennium Pharmaceuticals, Inc. (a)	1,428
78	Protein Design Labs, Inc. (a)	1,249
21	Regeneron Pharmaceuticals, Inc. (a)	108
23	Savient Pharmaceuticals, Inc. (a)	63
5	Techne Corp. (a)	198
26	Vertex Pharmaceuticals, Inc. (a)	248

		9,076

Building Products — 0.5%
9	Apogee Enterprises, Inc.	126
6	ElkCorp	233
10	Griffon Corp. (a)	219
22	Lennox International, Inc.	472
18	Simpson Manufacturing Co., Inc.	549
6	Universal Forest Products, Inc.	236
22	York International Corp.	861

		2,696

Capital Markets — 1.5%
50	A.G. Edwards, Inc.	2,229
57	Investment Technology Group, Inc. (a)	994
1	Investors Financial Services Corp.	70
28	Jeffries Group, Inc.	1,040
21	LaBranche & Co., Inc. (a)	193
29	Legg Mason, Inc.	2,268
13	Piper Jaffray Cos. (a)	479

Shares	Security Description	Value
18	Raymond James Financial, Inc.	553
9	SEI Investments Co.	332
5	SWS Group, Inc.	86
42	Waddell & Reed Financial, Inc.	827

		9,071

Chemicals — 2.8%
11	Airgas, Inc.	270
7	Arch Chemicals, Inc.	198
15	Cabot Corp.	506
7	Cambrex Corp.	155
26	Cytec Industries, Inc.	1,399
18	Ferro Corp.	340
41	FMC Corp. (a)	2,208
39	Georgia Gulf Corp.	1,801
8	H.B. Fuller Co.	238
21	Headwaters, Inc. (a)	696
31	Lubrizol Corp.	1,265
73	Lyondell Chemical Co.	2,025
12	MacDermid, Inc.	375
4	Material Sciences Corp. (a)	48
14	Olin Corp.	320
48	OM Group, Inc. (a)	1,456
28	Omnova Solutions, Inc. (a)	149
2	Penford Corp.	30
29	PolyOne Corp. (a)	260
3	Quaker Chemical Corp.	53
56	RPM International, Inc.	1,028
10	Schulman (A.), Inc.	169
12	Scotts Co. (The), Class A (a)	822
16	Sensient Technologies Corp.	352
12	Wellman, Inc.	176

		16,339

Commercial Banks — 4.4%
67	Associated Banc-Corp.	2,082
48	Bank of Hawaii Corp.	2,164
7	Boston Private Financial Holdings, Inc.	166
10	City National Corp.	686
67	Colonial BancGroup, Inc. (The)	1,375
80	Commerce Bancorp, Inc.	2,585
11	Community Bank System, Inc.	260
12	Cullen/Frost Bankers, Inc.	546
25	East-West Bancorp, Inc.	914
31	First Bancorp	1,307
18	First Midwest Bancorp, Inc.	576
9	First Republic Bank	301
32	FirstMerit Corp.	864
14	Gold Banc Corp., Inc.	190
72	Hibernia Corp., Class A	2,291
41	Hudson United Bancorp	1,429
10	Irwin Financial Corp.	220
18	Mercantile Bankshares Corp.	929
9	Nara Bancorp, Inc.	121
7	PrivateBancorp, Inc.	228
12	Provident Bankshares Corp.	388
23	Republic Bancorp, Inc.	309
9	Riggs National Corp.	170
5	Silicon Valley Bancshares (a)	232
34	South Financial Group, Inc. (The)	1,041
13	Sterling Bancshares, Inc.	189
18	Susquehanna Bancshares, Inc.	428
40	TCF Financial Corp.	1,077
22	Trustco Bank Corp.	258
10	UCBH Holdings, Inc.	380
16	Umpqua Holdings Corp.	370
17	United Bancshares, Inc.	550
12	Westamerica Bancorp	626
15	Whitney Holding Corp.	689

		25,941

Commercial Services & Supplies — 4.0%
15	ABM Industries, Inc. (m)	294
9	Administaff, Inc.	125
2	Angelica Corp.	58
9	Banta Corp.	379
13	Bowne & Co., Inc.	192
18	Brady Corp., Class A	587
52	Brink's Co. (The)	1,793
74	Career Education Corp. (a)	2,541
6	CDI Corp.	132
11	Central Parking Corp.	192
4	Chemed Corp.	340
20	ChoicePoint, Inc. (a)	807
7	Coinstar, Inc. (a)	156
4	Consolidated Graphics, Inc. (a)	230
33	Copart, Inc. (a)	776
20	Corinthian Colleges, Inc. (a)	319
5	CPI Corp.	73
18	Deluxe Corp.	711
36	Dun & Bradstreet Corp. (a)	2,195
17	Education Management Corp. (a)	478
6	G&K Services, Inc., Class A	260
7	Heidrick & Struggles, Inc. (a)	248
7	HNI Corp.	318
6	Imagistics International, Inc. (a)	210
5	Insurance Auto Auctions, Inc. (a)	135
11	ITT Educational Services, Inc. (a)	530
29	John H. Harland Co.	1,001
13	Kelly Services, Inc., Class A	362

Shares	Security Description	Value
12	Korn/Ferry International (a)	225
13	Labor Ready, Inc. (a)	249
27	Manpower, Inc.	1,162
4	Mobile Mini, Inc. (a)	179
12	NCO Group, Inc. (a)	234
10	On Assignment, Inc. (a)	49
6	Pre-Paid Legal Services, Inc.	210
24	PRG-Schultz International, Inc. (a)	118
45	Republic Services, Inc.	1,523
22	Rollins, Inc.	418
7	School Specialty, Inc. (a)	283
21	Sotheby’s Holdings, Inc., Class A (a)	351
5	SOURCECORP, Inc. (a)	109
19	Spherion Corp. (a)	145
11	Standard Register Co. (The)	135
9	Stericycle, Inc. (a)	402
28	United Rentals, Inc. (a)	570
11	United Stationers, Inc. (a)	507
4	Vertrue, Inc. (a)	133
8	Viad Corp.	212
5	Volt Information Sciences, Inc. (a)	115
26	Waste Connections, Inc. (a)	904
11	Watson Wyatt & Co. Holdings	294

		23,969

Communications Equipment — 1.5%
8	Audiovox Corp. (a)	96
5	Avocent Corp. (a)	132
4	Bel Fuse, Inc., Class B	108
15	Belden CDT, Inc.	331
6	Black Box Corp.	233
6	Brooktrout, Inc. (a)	69
14	C-COR, Inc. (a)	87
77	CommScope, Inc. (a)	1,145
10	Digi International, Inc. (a)	136
13	F5 Networks, Inc. (a)	669
22	Harmonic, Inc. (a)	214
62	Harris Corp.	2,019
10	Inter-Tel, Inc.	240
12	Network Equipment Technologies, Inc. (a)	67
10	PC-Tel, Inc. (a)	76
12	Plantronics, Inc.	470
93	Polycom, Inc. (a)	1,568
37	Powerwave Technologies, Inc. (a)	290
17	Symmetricom, Inc. (a)	194
5	Tollgrade Communications, Inc. (a)	36
40	Utstarcom, Inc. (a)	434
8	ViaSat, Inc. (a)	151

		8,765

Computers & Peripherals — 0.9%
42	Adaptec, Inc. (a)	202
2	Diebold, Inc.	114
13	Imation Corp.	454
45	McData Corp., Class A (a)	169
22	Pinnacle Systems, Inc. (a)	123
46	SanDisk Corp. (a)	1,289
11	SBS Technologies, Inc. (a)	124
80	Storage Technology Corp. (a)	2,449
9	Synaptics, Inc. (a)	211

		5,135

Construction & Engineering — 0.6%
5	EMCOR Group, Inc. (a)	245
15	Granite Construction, Inc.	401
8	Insituform Technologies, Inc., Class A (a)	120
45	Quanta Services, Inc. (a)	340
82	Shaw Group, Inc. (The) (a)	1,791
31	URS Corp. (a)	882

		3,779

Construction Materials — 0.3%
11	Florida Rock Industries, Inc.	661
12	Martin Marietta Materials, Inc.	655
8	Texas Industries, Inc.	441

		1,757

Consumer Finance — 0.2%
43	AmeriCredit Corp. (a)	999
9	Cash America International, Inc.	203
9	Rewards Network, Inc. (a)	39
7	World Acceptance Corp. (a)	175

		1,416

Containers & Packaging — 0.4%
12	AptarGroup, Inc.	638
9	Caraustar Industries, Inc. (a)	112
5	Chesapeake Corp.	100
17	Longview Fibre Co.	319
10	Myers Industries, Inc.	145
9	Rock-Tenn Co., Class A	115
26	Sonoco Products Co.	756

		2,185

Distributors — 0.1%
27	Adesa, Inc.	629
7	Advanced Marketing Services, Inc.	44

		673

Diversified Financial Services — 0.4%
6	Financial Federal Corp.	207
19	GATX Corp.	623
38	Leucadia National Corp.	1,318

		2,148

Shares	Security Description	Value
Diversified Telecommunication Services — 0.1%
78	Cincinnati Bell, Inc. (a)	330
8	Commonwealth Telephone Enterprises, Inc. (a)	358
21	General Communication, Inc., Class A (a)	194

		882

Electric Utilities — 2.4%
25	Allete, Inc.	1,049
40	Alliant Energy Corp.	1,073
—(h)	Black Hills Corp.	4
6	Central Vermont Public Service Corp.	141
5	CH Energy Group, Inc.	233
16	Cleco Corp.	351
6	DPL, Inc.	162
16	El Paso Electric Co. (a)	298
35	Great Plains Energy, Inc.	1,082
6	Green Mountain Power Corp.	185
19	Hawaiian Electric Industries, Inc.	481
39	Idacorp, Inc.	1,107
95	Northeast Utilities	1,837
77	Pepco Holdings, Inc.	1,613
25	Puget Energy, Inc.	553
43	Sierra Pacific Resources (a)	458
4	UIL Holdings Corp.	205
10	Unisource Energy Corp.	324
49	Wisconsin Energy Corp.	1,722
26	WPS Resources Corp.	1,396

		14,274

Electrical Equipment — 0.9%
9	A.O. Smith Corp.	265
16	Acuity Brands, Inc.	438
16	Ametek, Inc.	658
13	Artesyn Technologies, Inc. (a)	110
11	Baldor Electric Co.	272
8	C&D Technology, Inc.	82
23	Hubbell, Inc., Class B	1,178
10	MagneTek, Inc. (a)	55
11	Regal-Beloit Corp.	317
11	Roper Industries, Inc.	705
22	Thomas & Betts Corp. (a)	700
15	Vicor Corp.	161
4	Woodward Governor Co.	253

		5,194

Electronic Equipment & Instruments — 2.5%
28	Aeroflex, Inc. (a)	263
11	Agilysis, Inc.	225
32	Amphenol Corp., Class A	1,171
94	Arrow Electronics, Inc. (a)	2,372
112	Avnet, Inc. (a)	2,067
5	BEI Technologies, Inc.	108
10	Bell Microproducts, Inc. (a)	77
15	Benchmark Electronics, Inc. (a)	484
21	CDW Corp.	1,166
10	Checkpoint Systems, Inc. (a)	168
9	Coherent, Inc. (a)	303
10	CTS Corp.	136
6	Daktronics, Inc. (a)	140
7	Dionex Corp. (a)	364
9	Electro Scientific Industries, Inc. (a)	166
18	Gerber Scientific, Inc. (a)	130
9	Global Imaging Systems, Inc. (a)	310
6	Itron, Inc. (a)	188
5	Keithley Instruments, Inc.	79
33	KEMET Corp. (a)	254
7	Littelfuse, Inc. (a)	212
11	Methode Electronics, Inc.	136
8	MTS Systems Corp.	223
15	Newport Corp. (a)	217
8	Park Electrochemical Corp.	161
12	Paxar Corp. (a)	264
4	Photon Dynamics, Inc. (a)	81
6	Planar Systems, Inc. (a)	50
15	Plexus Corp. (a)	176
7	Radisys Corp. (a)	98
6	Rogers Corp. (a)	239
27	Tech Data Corp. (a)	1,008
13	Technitrol, Inc. (a)	190
12	Veeco Instruments, Inc. (a)	178
87	Vishay Intertechnology, Inc. (a)	1,078
7	X-Rite, Inc.	98

		14,580

Energy Equipment & Services — 3.3%
4	Atwood Oceanics, Inc. (a)	277
40	Cal Dive International, Inc. (a)	1,796
3	Carbo Ceramics, Inc.	196
11	Cooper Cameron Corp. (a)	625
7	Dril-Quip, Inc. (a)	202
9	ENSCO International, Inc.	338
15	FMC Technologies, Inc. (a)	504
57	Grant Prideco, Inc. (a)	1,367
11	Helmerich & Payne, Inc.	419
30	Hydril (a)	1,750
28	Input/Output, Inc. (a)	180
42	Lone Star Technologies, Inc. (a)	1,653
52	Maverick Tube Corp. (a)	1,703
15	Oceaneering International, Inc. (a)	545
9	Offshore Logistics, Inc. (a)	294
48	Patterson-UTI Energy, Inc.	1,210
5	SEACOR Holdings, Inc. (a)	336

Shares	Security Description	Value
17	Smith International, Inc.	1,097
7	Tetra Technologies, Inc. (a)	189
12	Unit Corp. (a)	525
60	Veritas DGC, Inc. (a)	1,811
9	W-H Energy Services, Inc. (a)	217
44	Weatherford International Ltd. (a)	2,558

		19,792

Food & Staples Retailing — 0.7%
33	BJ’s Wholesale Club, Inc. (a)	1,036
15	Casey’s General Stores, Inc.	278
22	Great Atlantic & Pacific Tea Co., Inc. (a)	326
18	Longs Drug Stores Corp.	608
4	Nash Finch Co.	140
13	Performance Food Group Co. (a)	362
15	Ruddick Corp.	343
8	Whole Foods Market, Inc.	808

		3,901

Food Products — 2.0%
7	American Italian Pasta Co.	188
14	Corn Products International, Inc.	357
52	Dean Foods Co. (a)	1,788
15	Flowers Foods, Inc.	435
14	Hain Celestial Group, Inc. (a)	259
51	Hormel Foods Corp.	1,580
3	J & J Snack Foods Corp.	127
12	Lancaster Colony Corp.	531
9	Lance, Inc.	146
8	Ralcorp Holdings, Inc.	380
8	Sanderson Farms, Inc.	327
88	Smithfield Foods, Inc. (a)	2,776
21	Tootsie Roll Industries, Inc. (m)	618
144	Tyson Foods, Inc., Class A	2,409

		11,921

Gas Utilities — 1.0%
54	AGL Resources, Inc. (m)	1,896
71	Atmos Energy Corp.	1,905
3	Cascade Natural Gas Corp.	65
6	Laclede Group, Inc. (The)	165
9	New Jersey Resources Corp.	378
8	Northwest Natural Gas Co.	286
10	Southwest Gas Corp.	246
12	UGI Corp.	541
16	WGL Holdings, Inc.	484

		5,966

Health Care Equipment & Supplies — 4.2%
23	American Medical Systems Holdings, Inc. (a)	402
4	Analogic Corp.	183
7	Arthrocare Corp. (a)	200
16	Beckman Coulter, Inc.	1,060
8	Biolase Technology, Inc.	70
30	Biosite, Inc. (a)	1,574
9	Conmed Corp. (a)	267
21	Cooper Cos., Inc. (The)	1,551
5	Datascope Corp.	141
52	Dentsply International, Inc.	2,822
8	Diagnostic Products Corp.	374
8	DJ Orthopedics, Inc. (a)	199
28	Edwards Lifesciences Corp. (a)	1,220
7	Haemonetics Corp. (a)	282
26	Hillenbrand Industries, Inc.	1,433
6	Hologic, Inc. (a)	190
4	ICU Medical, Inc. (a)	159
8	Idexx Laboratories, Inc. (a)	415
11	Integra LifeSciences Holdings Corp. (a)	396
8	Intermagnetics General Corp. (a)	187
10	Invacare Corp.	455
4	Kensey Nash Corp. (a)	115
7	Mentor Corp.	235
10	Merit Medical Systems, Inc. (a)	120
5	Osteotech, Inc. (a)	21
50	Patterson Cos., Inc. (a)	2,517
8	PolyMedica Corp.	252
5	Possis Medical, Inc. (a)	46
33	Resmed, Inc. (a)	1,871
27	Respironics, Inc. (a)	1,585
51	Steris Corp. (a)	1,286
6	SurModics, Inc. (a)	185
6	Sybron Dental Specialties, Inc. (a)	229
22	Theragenics Corp. (a)	75
42	Varian Medical Systems, Inc. (a)	1,433
5	Varian, Inc. (a)	193
8	Viasys Healthcare, Inc. (a)	158
18	Visx, Inc. (a)	415
4	Vital Signs, Inc.	162
8	Wilson Greatbatch Technologies, Inc. (a)	149

		24,627

Health Care Providers & Services — 4.9%
18	Accredo Health, Inc. (a)	790
5	Amedisys, Inc. (a)	164
5	American Healthways, Inc. (a)	173
11	Amsurg Corp. (a)	269
17	Apria Healthcare Group, Inc. (a)	541
21	Cerner Corp. (a)	1,118
78	Community Health Systems, Inc. (a)	2,726
18	Covance, Inc. (a)	877
49	Coventry Health Care, Inc. (a)	3,371
11	Cross Country Healthcare, Inc. (a)	182

Shares	Security Description	Value
9	CryoLife, Inc. (a)	55
4	Curative Health Services, Inc. (a)	13
12	Dendrite International, Inc. (a)	174
9	Gentiva Health Services, Inc. (a)	147
47	Health Net, Inc. (a)	1,549
2	Henry Schein, Inc. (a)	58
25	Hooper Holmes, Inc.	95
7	LabOne, Inc. (a)	228
8	LCA Vision, Inc.	253
8	LifePoint Hospitals, Inc. (a)	334
44	Lincare Holdings, Inc. (a)	1,924
11	NDCHealth Corp.	174
19	OCA, Inc. (a)	81
18	Odyssey HealthCare, Inc. (a)	212
50	Omnicare, Inc.	1,785
15	Owens & Minor, Inc.	419
35	Pacificare Health Systems, Inc. (a)	1,982
8	Parexel International Corp. (a)	184
3	Pediatrix Medical Group, Inc. (a)	238
34	Pharmaceutical Product Development, Inc. (a)	1,643
18	Province Healthcare Co. (a)	429
5	RehabCare Group, Inc. (a)	154
16	Renal Care Group, Inc. (a)	620
5	SFBC International, Inc. (a)	186
15	Sierra Health Services (a)	974
15	Sunrise Senior Living, Inc. (a)	712
60	Triad Hospitals, Inc. (a)	2,988
11	Universal Health Services, Inc., Class B	556
11	VCA Antech, Inc. (a)	226

		28,604

Hotels, Restaurants & Leisure — 3.4%
19	Applebees International, Inc.	517
11	Argosy Gaming Co. (a)	510
13	Bally Total Fitness Holding Corp. (a)	45
11	Bob Evans Farms, Inc.	266
31	Boyd Gaming Corp.	1,634
25	Brinker International, Inc. (a)	895
119	Caesars Entertainment, Inc. (a)	2,347
25	CBRL Group, Inc.	1,026
43	CEC Entertainment, Inc. (a)	1,588
30	GTECH Holdings Corp.	710
7	IHOP Corp.	341
20	International Speedway Corp., Class A	1,100
46	Jack in the Box, Inc. (a)	1,723
22	Krispy Kreme Doughnuts, Inc. (a)	168
48	Landry’s Restaurants, Inc.	1,374
7	Lone Star Steakhouse & Saloon, Inc.	206
25	Mandalay Resort Group	1,778
9	Marcus Corp.	188
10	Multimedia Games, Inc. (a)	74
6	O’Charley’s, Inc. (a)	128
19	Outback Steakhouse, Inc.	880
6	Papa John’s International, Inc. (a)	220
12	Pinnacle Entertainment, Inc. (a)	198
12	Rare Hospitality International, Inc. (a)	376
37	Ruby Tuesday, Inc.	896
14	Ryan’s Restaurant Group, Inc. (a)	205
13	Sonic Corp. (a)	437
9	Steak n Shake Co. (The) (a)	168
19	Triarc Cos., Inc., Class B	260

		20,258

Household Durables — 4.3%
76	American Greetings, Class A	1,943
8	Applica, Inc. (a)	39
4	Basset Furniture Industries, Inc.	72
7	Blyth, Inc.	210
27	Champion Enterprises, Inc. (a)	255
79	D.R. Horton, Inc.	2,303
4	Department 56, Inc. (a)	71
3	Enesco Group, Inc. (a)	21
8	Fedders Corp.	23
34	Furniture Brands International, Inc.	733
15	Harman International Industries, Inc.	1,305
25	Hovnanian Enterprises, Inc. (a)	1,295
16	Interface, Inc., Class A (a)	108
20	La-Z-Boy, Inc.	275
52	Lennar Corp., Class A	2,960
5	Libbey, Inc.	99
31	MDC Holdings, Inc.	2,150
13	Meritage Homes Corp. (a)	763
24	Mohawk Industries, Inc. (a)	2,059
2	National Presto Industries, Inc., Class A	86
2	NVR, Inc. (a)	1,790
6	Russ Berrie & Co., Inc.	121
14	Ryland Group, Inc.	879
3	Skyline Corp.	101
28	Standard-Pacific Corp.	2,036
26	Toll Brothers, Inc. (a)	2,058
78	Tupperware Corp.	1,589

		25,344

Household Products — 0.6%
34	Energizer Holdings, Inc. (a)	2,057
26	Rayovac Corp. (a)	1,097
5	WD-40 Co.	161

		3,315

Industrial Conglomerates — 0.2%
11	Aleris International, Inc. (a)	277

Shares	Security Description	Value
7	Carlisle Cos., Inc.	472
4	Standex International Corp.	109
11	Teleflex, Inc.	539
12	Tredegar Corp.	201

		1,598

Insurance — 4.0%
10	Allmerica Financial Corp. (a)	377
49	American Financial Group, Inc.	1,509
36	AmerUs Group Co.	1,714
15	Brown & Brown, Inc.	697
12	Delphi Financial Group, Inc.	516
24	Everest Re Group Ltd.	2,005
35	Fidelity National Financial, Inc.	1,160
38	First American Corp.	1,266
13	Horace Mann Educators Corp.	233
29	LandAmerica Financial Group, Inc.	1,437
55	Ohio Casualty Corp. (a)	1,263
55	Old Republic International Corp.	1,276
8	Philadelphia Consolidated Holdings Corp. (a)	625
9	Presidential Life Corp.	149
11	ProAssurance Corp. (a)	450
34	Protective Life Corp.	1,353
10	RLI Corp.	398
1	SCPIE Holdings, Inc. (a)	15
11	Selective Insurance Group	488
25	Stancorp Financial Group, Inc.	2,137
6	Stewart Information Services Corp.	208
16	UICI	381
25	Unitrin, Inc.	1,135
50	W.R. Berkley Corp.	2,494
7	Zenith National Insurance Corp.	378

		23,664

Internet & Catalog Retail — 0.2%
62	Insight Enterprises, Inc. (a)	1,088
6	J. Jill Group, Inc. (The) (a)	85
13	Napster, Inc. (a)	83

		1,256

Internet Software & Services — 0.5%
15	Digital Insight Corp. (a)	250
11	FindWhat.com (a)	112
8	Internet Security Systems, Inc. (a)	140
7	j2 Global Communications, Inc. (a)	248
47	McAfee, Inc. (a)	1,062
21	Retek, Inc. (a)	238
29	WebEx Communications, Inc. (a)	629
9	Websense, Inc. (a)	476
12	Zix Corp. (a)	45

		3,200

IT Services — 2.1%
20	Acxiom Corp.	409
21	Alliance Data Systems Corp. (a)	845
118	BISYS Group, Inc. (The) (a)	1,849
19	CACI International, Inc., Class A (a)	1,053
9	Carreker Corp. (a)	52
18	Certegy, Inc.	640
28	CheckFree Corp. (a)	1,129
20	Ciber, Inc. (a)	145
28	Cognizant Technology Solutions Corp., Class A (a)	1,295
66	CSG System International, Inc. (a)	1,071
50	DST Systems, Inc. (a)	2,290
35	Gartner, Inc., Class A (a)	332
5	Intrado, Inc. (a)	63
22	Keane, Inc. (a)	288
11	ManTech International Corp., Class A (a)	244
8	MAXIMUS, Inc. (a)	277
17	MPS Group, Inc. (a)	173
8	Pegasus Solutions, Inc. (a)	91
4	Startek, Inc.	74

		12,320

Leisure Equipment & Products — 0.5%
7	Action Performance Cos., Inc.	92
7	Arctic Cat, Inc.	196
25	Callaway Golf Co.	322
8	JAKKS Pacific, Inc. (a)	181
16	K2, Inc. (a)	218
4	Meade Instruments Corp. (a)	11
11	Nautilus Group, Inc.	252
20	Polaris Industries, Inc.	1,371
8	SCP Pool Corp.	265
8	Sturm Ruger & Co., Inc.	58

		2,966

Machinery — 3.6%
70	AGCO Corp. (a) (m)	1,277
13	Albany International Corp.	389
6	Astec Industries, Inc. (a)	135
9	Barnes Group, Inc.	239
25	Briggs & Stratton Corp.	915
9	Clarcor, Inc.	474
59	Crane Co.	1,704
5	Cuno, Inc. (a)	265
17	Federal Signal Corp.	260
57	Flowserve Corp. (a)	1,486
8	Gardner Denver, Inc. (a)	297
32	Graco, Inc.	1,297
12	Harsco Corp.	739
18	JLG Industries, Inc.	384
11	Kaydon Corp.	337

Shares	Security Description	Value
11	Kennametal, Inc.	528
4	Lindsay Manufacturing Co.	74
4	Lydall, Inc. (a)	47
26	Manitowoc Co., Inc.	1,063
19	Milacron, Inc. (a)	58
13	Mueller Industries, Inc.	361
14	Nordson Corp.	500
17	Oshkosh Truck Corp.	1,371
5	Pentair, Inc.	190
39	Reliance Steel & Aluminum Co.	1,561
5	Robbins & Myers, Inc.	102
22	SPX Corp.	943
9	Stewart & Stevenson Services, Inc.	204
6	Tecumseh Products Co., Class A	229
5	Thomas Industries, Inc.	192
32	Timken Co.	871
22	Toro Co.	1,975
8	Valmont Industries, Inc.	170
11	Wabash National Corp.	265
10	Watts Water Technologies, Inc., Class A	332
4	Wolverine Tube, Inc. (a)	39

		21,273

Marine — 0.0% (g)
8	Kirby Corp. (a)	316

Media — 2.1%
3	4Kids Entertainment, Inc. (a)	76
11	Advo, Inc.	424
22	Belo Corp., Class A	537
31	Catalina Marketing Corp.	795
19	Cox Radio, Inc., Class A (a)	324
68	Emmis Communications Corp., Class A (a)	1,309
10	Entercom Communications Corp. (a)	361
33	Harte-Hanks, Inc.	915
18	Lee Enterprises, Inc.	768
8	Media General, Inc., Class A	522
54	Reader’s Digest Association, Inc. (Non-Voting)	931
15	Scholastic Corp. (a)	554
5	Thomas Nelson, Inc.	112
51	Valassis Communications, Inc. (a)	1,776
3	Washington Post Co. (The), Class B	2,512
22	Westwood One, Inc. (a)	451

		12,367

Metals & Mining — 1.4%
7	AM Castle & Co. (a)	86
11	AMCOL International Corp.	203
4	Brush Engineered Materials, Inc. (a)	84
6	Carpenter Technology Corp.	353
9	Century Aluminum Co. (a)	276
7	Cleveland-Cliffs, Inc.	539
21	Commercial Metals Co.	720
36	Peabody Energy Corp.	1,673
14	Quanex Corp.	746
6	RTI International Metals, Inc. (a)	140
8	Ryerson Tull, Inc.	104
55	Steel Dynamics, Inc.	1,881
3	Steel Technologies, Inc.	80
60	Worthington Industries, Inc.	1,160

		8,045

Multi-Utilities & Unregulated Power — 2.3%
92	Aquila, Inc. (a)	351
15	Avista Corp.	261
5	Energen Corp.	327
43	Energy East Corp.	1,127
25	Equitable Resources, Inc.	1,437
54	MDU Resources Group, Inc.	1,481
40	National Fuel Gas Co.	1,142
80	Oneok, Inc.	2,477
22	Questar Corp.	1,316
69	SCANA Corp.	2,639
30	Vectren Corp.	795

		13,353

Multiline Retail — 0.7%
24	Dollar Tree Stores, Inc. (a)	691
14	Fred’s, Inc.	241
20	Neiman-Marcus Group, Inc., Class A	1,858
54	Saks, Inc. (a)	973
9	ShopKo Stores, Inc. (a)	200

		3,963

Office Electronics — 0.2%
22	Zebra Technologies Corp., Class A (a)	1,039

Oil & Gas — 4.0%
8	Cimarex Energy Co. (a)	325
26	Forest Oil Corp. (a)	1,067
8	Frontier Oil Corp.	293
30	Murphy Oil Corp.	2,956
28	Newfield Exploration Co. (a)	2,114
18	Noble Energy, Inc.	1,240
34	Overseas Shipholding Group, Inc.	2,140
27	Patina Oil & Gas Corp.	1,077
7	Penn Virginia Corp.	316
6	Petroleum Development Corp. (a)	236
19	Pioneer Natural Resources Co.	790
20	Plains Exploration & Production Co. (a)	682
33	Pogo Producing Co.	1,623
8	Remington Oil & Gas Corp. (a)	254
19	Southwestern Energy Co. (a)	1,103
4	St. Mary Land & Exploration Co.	211

Shares	Security Description	Value
36	Stone Energy Corp. (a)	1,754
11	Swift Energy Co. (a)	302
41	Tesoro Corp. (a)	1,516
68	Vintage Petroleum, Inc.	2,131
37	Western Gas Resources, Inc.	1,264

		23,394

Paper & Forest Products — 0.3%
11	Buckeye Technologies, Inc. (a)	118
4	Deltic Timber Corp.	145
13	Glatfelter	198
6	Neenah Paper, Inc.	191
5	Pope & Talbot, Inc.	91
17	Potlatch Corp.	780
5	Schweitzer-Mauduit International, Inc.	155
17	Wausau-Mosinee Paper Corp.	243

		1,921

Personal Products — 0.1%
5	Nature’s Sunshine Products, Inc.	90
12	NBTY, Inc. (a)	311

		401

Pharmaceuticals — 1.2%
88	Alpharma, Inc., Class A	1,086
30	Barr Pharmaceuticals, Inc. (a)	1,487
6	Bradley Pharmaceuticals, Inc. (a)	54
12	Connetics Corp. (a)	311
74	IVAX Corp. (a)	1,463
60	Medicis Pharmaceutical Corp., Class A	1,787
16	MGI Pharma, Inc. (a)	396
7	Noven Pharmaceuticals, Inc. (a)	119
10	Perrigo Co.	191
7	Sepracor, Inc. (a)	405

		7,299

Real Estate — 2.8%
30	AMB Property Corp. (REIT) (m)	1,152
15	Capital Automotive (REIT)	508
9	Colonial Properties Trust (REIT)	337
16	Commercial Net Lease Realty (REIT)	288
11	CRT Properties, Inc. (REIT)	242
41	Developers Diversified Realty Corp. (REIT)	1,624
8	Entertainment Properties Trust (REIT)	345
9	Essex Property Trust, Inc. (REIT)	591
11	Gables Residential Trust (REIT)	371
9	Glenborough Realty Trust, Inc. (REIT)	173
18	Highwoods Properties, Inc. (REIT)	496
24	Hospitality Properties Trust (REIT)	981
9	Kilroy Realty Corp. (REIT)	351
18	Lexington Corp. Properties Trust (REIT)	402
31	Liberty Property Trust (REIT)	1,217
23	Mack-Cali Realty Corp. (REIT)	977
29	New Century Financial Corp. (REIT)	1,346
37	New Plan Excel Realty Trust (REIT)	927
4	Parkway Properties, Inc. (REIT)	199
19	Rayonier, Inc. (REIT)	934
17	Shurgard Storage Centers, Inc. (REIT)	713
5	Sovran Self Storage, Inc. (REIT)	214
48	United Dominion Realty Trust, Inc. (REIT)	997
32	Weingarten Realty Investors (REIT)	1,117

		16,502

Road & Rail — 1.4%
30	Arkansas Best Corp.	1,145
28	Heartland Express, Inc.	544
23	Hunt (J.B.) Transport Services, Inc.	1,016
9	Kansas City Southern Industries, Inc. (a)	173
19	Knight Transportation, Inc.	463
6	Landstar System, Inc. (a)	196
62	Swift Transportation Co., Inc. (a)	1,375
9	USF Corp.	426
41	Werner Enterprises, Inc.	806
41	Yellow Roadway Corp. (a)	2,420

		8,564

Semiconductors & Semiconductor Equipment — 3.2%
8	Actel Corp. (a)	131
12	Advanced Energy Industries, Inc. (a)	120
13	Alliance Semiconductor Corp. (a)	33
13	ATMI, Inc. (a)	326
136	Axcelis Technologies, Inc. (a)	994
18	Brooks Automation, Inc. (a)	274
6	Cohu, Inc.	103
38	Credence Systems Corp. (a)	303
84	Cree, Inc. (a)	1,819
11	DSP Group, Inc. (a)	295
7	DuPont Photomasks, Inc. (a)	187
14	ESS Technology, Inc. (a)	72
16	Exar Corp. (a)	210
123	Fairchild Semiconductor International, Inc. (a)	1,887
14	FEI Co. (a)	327
8	Helix Technology Corp.	124
7	Integrated Circuit Systems, Inc. (a)	133
33	Integrated Device Technology, Inc. (a)	397
34	International Rectifier Corp. (a)	1,552
38	Intersil Corp., Class A	660
24	Kopin Corp. (a)	74
20	Kulicke & Soffa Industries, Inc. (a)	123
81	Lam Research Corp. (a)	2,347
40	Lattice Semiconductor Corp. (a)	217
23	LTX Corp. (a)	103
73	Microchip Technology, Inc.	1,893

Shares	Security Description	Value
13	Pericom Semiconductor Corp. (a)	109
11	Photronics, Inc. (a)	201
11	Power Integrations, Inc. (a)	231
5	Rudolph Technologies, Inc. (a)	76
36	Semtech Corp. (a)	652
24	Silicon Laboratories, Inc. (a)	724
207	Skyworks Solutions, Inc. (a)	1,315
5	Standard Microsystems Corp. (a)	92
8	Supertex, Inc. (a)	150
49	Triquint Semiconductor, Inc. (a)	166
9	Ultratech, Inc. (a)	132
5	Varian Semiconductor Equipment Associates, Inc. (a)	190

		18,742

Software — 2.7%
147	Activision, Inc. (a)	2,170
13	Advent Software, Inc. (a)	238
9	Ansys, Inc. (a)	298
118	Cadence Design Systems, Inc. (a)	1,765
20	Captaris, Inc. (a)	82
5	Catapult Communications Corp. (a)	113
6	Concord Communications, Inc. (a)	62
6	EPIQ Systems, Inc. (a)	79
16	Fair Isaac Corp.	547
5	Hyperion Solutions Corp. (a)	209
32	Jack Henry & Associates, Inc.	580
11	JDA Software Group, Inc. (a)	155
5	Kronos, Inc. (a)	270
64	Macrovision Corp. (a)	1,462
12	Manhattan Associates, Inc. (a)	247
10	Mapinfo Corp. (a)	116
75	Mentor Graphics Corp. (a)	1,032
11	Micros Systems, Inc. (a)	387
11	MRO Software, Inc. (a)	150
12	NYFIX, Inc. (a)	66
6	Phoenix Technologies Ltd. (a)	55
10	Progress Software Corp. (a)	265
10	Radiant Systems, Inc. (a)	98
16	Serena Software, Inc. (a)	382
9	Sonic Solutions, Inc. (a)	131
8	SPSS, Inc. (a)	145
79	Sybase, Inc. (a)	1,463
40	Synopsys, Inc. (a)	716
8	Take-Two Interactive Software, Inc. (a)	317
7	Talx Corp.	122
55	THQ, Inc. (a)	1,553
14	Transaction Systems Architechs, Inc. (a)	315
14	Verity, Inc. (a)	133

		15,723

Specialty Retail — 6.7%
19	Aaron Rents, Inc.	377
39	Abercrombie & Fitch Co.	2,210
26	Advance Auto Parts, Inc. (a)	1,300
28	Aeropostale, Inc. (a)	933
98	American Eagle Outfitters, Inc.	2,908
36	AnnTaylor Stores Corp. (a)	930
63	Barnes & Noble, Inc. (a)	2,172
73	Borders Group, Inc.	1,945
4	Building Material Holding Corp.	181
15	Burlington Coat Factory Warehouse Corp.	421
8	Cato Corp., (The) Class A	250
15	Christopher & Banks Corp.	260
45	Claire’s Stores, Inc.	1,031
8	Cost Plus, Inc. (a)	209
9	Dress Barn, Inc. (a)	170
44	Electronics Boutique Holdings Corp. (a)	1,908
18	Finish Line, Inc., Class A	423
64	Foot Locker, Inc.	1,877
111	GameStop Corp., Class B (a)	2,477
7	Genesco, Inc. (a)	194
10	Goody’s Family Clothing, Inc.	92
9	Group 1 Automotive, Inc. (a)	233
13	Guitar Center, Inc. (a)	711
8	Gymboree Corp. (a)	102
6	Hancock Fabrics, Inc.	45
7	Haverty Furniture Cos., Inc.	107
8	Hibbett Sporting Goods, Inc. (a)	247
26	HOT Topic, Inc. (a)	568
6	Jo-Ann Stores, Inc. (a)	171
55	Linens ’N Things, Inc. (a)	1,363
25	Men’s Wearhouse, Inc. (a)	1,071
79	Michaels Stores, Inc.	2,851
11	Movie Gallery, Inc.	325
13	O’Reilly Automotive, Inc. (a)	621
37	Pacific Sunwear of California, Inc. (a)	1,039
71	Payless Shoesource, Inc. (a)	1,127
12	Regis Corp.	490
34	Rent-A-Center, Inc. (a)	932
13	Select Comfort Corp. (a)	269
16	Sonic Automotive, Inc.	353
7	Stage Stores, Inc. (a)	257
13	Stein Mart, Inc. (a)	290
7	TBC Corp. (a)	184
23	Too, Inc. (a)	571
8	Tractor Supply Co. (a)	338
33	Williams-Sonoma, Inc. (a)	1,224
62	Zale Corp. (a)	1,830

		39,587

Shares	Security Description	Value
Textiles, Apparel & Luxury Goods — 0.7%
4	Ashworth, Inc. (a)	46
6	Brown Shoe Co., Inc.	222
15	Fossil, Inc. (a)	388
2	Haggar Corp.	31
12	K-Swiss, Inc., Class A	404
20	Kellwood Co.	563
4	OshKosh B’Gosh, Inc., Class A	126
5	Oxford Industries, Inc.	173
31	Phillips-Van Heusen	837
10	Russell Corp.	181
13	Stride Rite Corp.	173
17	Timberland Co., Class A (a)	1,183
3	Wolverine World Wide, Inc.	63

		4,390

Thrifts & Mortgage Finance — 2.6%
8	Anchor Bancorp Wisconsin, Inc.	217
89	Astoria Financial Corp.	2,254
11	Bankunited Financial Corp. (a)	307
20	Brookline Bancorp, Inc.	294
14	Commercial Federal Corp.	388
13	Dime Community Bancshares	192
10	Downey Financial Corp.	599
5	FirstFed Financial Corp. (a)	275
31	Flagstar Bancorp, Inc.	613
29	Fremont General Corp.	646
10	Independence Community Bank Corp.	408
58	IndyMac Bancorp, Inc.	1,978
12	MAF Bancorp, Inc.	480
100	New York Community Bancorp, Inc.	1,815
6	PMI Group, Inc.	214
54	Radian Group, Inc.	2,591
8	Sterling Financial Corp. (a)	275
34	Washington Federal, Inc.	791
22	Webster Financial Corp.	992

		15,329

Tobacco — 0.1%
14	DIMON, Inc.	87
10	Universal Corp.	444

		531

Trading Companies & Distributors — 0.6%
36	Applied Industrial Technologies, Inc.	986
6	Fastenal Co.	321
65	Hughes Supply, Inc.	1,944
3	Lawson Products, Inc.	141
8	Watsco, Inc.	349

		3,741

Water Utilities — 0.2%
5	American States Water Co.	126
35	Aqua America, Inc.	861

		987

Wireless Telecommunication Services — 0.3%
6	Boston Communications Group (a)	45
22	Telephone & Data Systems, Inc.	1,774

		1,819

	Total Common Stocks (Cost $488,564)	583,078

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Shares
Investment Companies — 0.9%
5,401	JPMorgan Liquid Assets Money Market Fund (b) (m)	5,401

Principal Amount
U.S. Treasury Obligations — 0.1%
$300	U.S. Treasury Bill 2.41%, 06/16/05 (k)	298

	Total Short-Term Investments (Amortized Cost $5,699)	5,699

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 30.6%
Certificates of Deposit — 2.0%
5,400	Canadian Imperial Bank of Commerce 2.86%, 05/01/06	5,400
4,999	Fifth Third Bancorp 2.84%, 07/26/05	4,999
583	Natexis Banques Populaires 3.06%, 11/23/05	583
972	World Savings Bank FSB 3.01%, 09/15/06	972

		11,954

Master Notes — 1.5%
5,000	Greenwich Capital Holdings 3.18%, 04/07/05, FRN	5,000
4,000	Morgan Stanley Group, Inc. 3.06%, 10/06/05, FRN	4,000

		9,000

Medium Term Notes — 7.7%
389	American Honda Finance Corp. 2.93%, 09/08/05, FRN	389
389	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05, FRN	389
5,029	Berkshire Hathaway Finance Corp. 2.64%, 01/11/08, FRN	5,029
7,498	CC USA, Inc. 3.04%, 02/17/06, FRN	7,498
389	Citigroup Global Markets Holdings 3.11%, 12/12/06, FRN	389
5,973	Deutsche Bank Financial, Inc. 2.81%, 05/13/05, FRN	5,973
583	General Electric Capital Corp. 2.74%, 10/24/05, FRN	583
1,360	Greenwich Capital Holdings 3.14%, 07/09/07, FRN	1,360
583	HBOS Treasury Services plc 2.71%, 05/01/06, FRN	583
972	K2 (USA) LLC 2.78%, 06/15/05, FRN	972
4,999	K2 (USA) LLC 2.94%, 10/11/05, FRN	4,999
389	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05, FRN	389
777	Lehman Brothers Holdings, Inc. 3.08%, 12/23/05, FRN	777
777	Liberty Lighthouse Co. LLC 2.82%, 06/10/05, FRN	777
583	Liberty Lighthouse Co. LLC 2.94%, 07/25/05, FRN	583
291	MBIA Global Funding LLC 2.95%, 01/26/07, FRN	291
583	Merrill Lynch & Co., Inc. 2.99%, 08/22/05, FRN	583

Shares	Security Description	Value
583	Sigma Finance Corp. 2.93%, 05/25/05, FRN	583
1,071	Sigma Finance Corp. 3.03%, 09/16/05, FRN	1,071
388	Sigma Finance Corp. 3.04%, 02/27/06, FRN	388
8,812	Sigma Finance Corp., 3.03%, 09/16/05, FRN	8,812
1,000	Wells Fargo & Co. 2.90%, 09/29/05, FRN	1,000
2,019	William Street Funding Corp. 2.99%, 04/23/06, FRN	2,019

Principal Amount		45,437

Repurchase Agreements — 19.4%
6,000	BNP Paribas Finance, Inc., 2.96%, dated 03/31/05, due
	04/01/05, repurchase price $6,000, collateralized by
	corporate collateralized mortgage obligations	6,000
77,365	Deutsche Bank, Inc., 2.90%, dated 03/31/05, due 04/01/05,
	repurchase price $77,371, collateralized by U.S.
	Government Agency Securities	77,365
31,000	Lehman Brothers Holdings, Inc., 3.00%, dated 03/31/05,
	due 04/01/05, repurchase price $31,003, collateralized by
	equity and stock exchange securities	31,000

		114,365

	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $180,756)	180,756

Total Investments — 130.3%
(Cost/Amortized Cost $675,019)		769,533
Other Liabilities in Excess of Assets — (30.3)%		(178,906)

Net Assets — 100.0%		$590,627

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment
Company Act of 1940, as amended, and advised by JPMorgan Investment
Management, Inc. or JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,705
Aggregate gross unrealized depreciation	(10,191)

Net unrealized appreciation/depreciation	$94,514

Federal income tax cost of investments	$675,019

JPMorgan Technology Fund (Formerly One Group Technology Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value

COMMON STOCKS — 100.2%
Communications Equipment — 17.7%
	23	Atheros Communications, Inc. (a)	$236
	109	Cisco Systems, Inc. (a)	1,947
	37	Corning, Inc. (a)	414
	45	Motorola, Inc.	678
	32	QUALCOMM, Inc.	1,155
	15	Utstarcom, Inc. (a)	164

			4,594

Computers & Peripherals — 24.8%
	18	Apple Computer, Inc. (a)	750
	22	Dell, Inc. (a)	845
	55	EMC Corp. (a)	678
	35	Hewlett-Packard Co.	776
	19	International Business Machines Corp.	1,690
	16	NCR Corp. (a)	547
	15	Network Appliance, Inc. (a)	409
	182	Sun Microsystems, Inc. (a)	736

			6,431

Internet Software & Services — 8.4%
	30	CNET Networks, Inc. (a)	282
	4	Equinix, Inc. (a)	153
	1	Google, Inc., Class A (a)	144
	11	McAfee, Inc. (a)	255
	14	VeriSign, Inc. (a)	399
	28	Yahoo!, Inc. (a)	939

			2,172

IT Services — 6.8%
	4	Affiliated Computer Services, Inc., Class A (a)	192
	13	Automatic Data Processing, Inc.	571
	5	Computer Sciences Corp. (a)	206
	13	First Data Corp.	499
	9	Paychex, Inc.	299

			1,767

Media — 1.7%
	13	Comcast Corp., Class A (a)	429

Office Electronics — 0.8%
	14	Xerox Corp. (a)	214

Semiconductors & Semiconductor Equipment — 17.2%
	8	Analog Devices, Inc.	278
	17	Applied Materials, Inc. (a)	271
	8	Broadcom Corp., Class A (a)	236
	100	Intel Corp.	2,330
	3	KLA-Tencor Corp. (a)	143
	3	Maxim Integrated Products, Inc.	131
	9	Nvidia Corp. (a)	216
	8	STMicroelectronics N.V. (N.Y. Shares)	137
	13	Teradyne, Inc. (a)	188
	20	Texas Instruments, Inc.	515

			4,445

Software — 22.8%
	2	Adobe Systems, Inc.	148
	10	Amdocs Ltd. (a)	278
	16	Check Point Software Technologies (a)	337
	13	Citrix Systems, Inc. (a)	319
	29	Computer Associates International, Inc.	781
	3	Electronic Arts, Inc. (a)	129
	84	Microsoft Corp.	2,024
	93	Oracle Corp. (a)	1,154
	37	Parametric Technology Corp. (a)	206
	7	SAP AG (ADR)	273
	15	Sybase, Inc. (a)	270

			5,919

		Total Common Stocks (Cost $26,635)	25,971

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 4.5%
Principal Amount
Certificates of Deposit — 0.1%
	11	Natexis Banques Populaires 3.06%, 11/23/05	11
	19	World Savings Bank FSB 3.01%, 09/15/06	19

			30

Investment Companies — 3.6%
	934	Morgan Stanley Institutional Liquidity Funds	935

Medium Term Notes — 0.8%
	7	American Honda Finance Corp. 2.93%, 09/08/05 FRN	7
	7	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05 FRN	7

Shares		Security Description	Value

	7	Citigroup Global Markets Holdings 3.11%, 12/12/06 FRN	7
	11	General Electric Capital Corp. 2.74%, 10/24/05 FRN	11
	26	Greenwich Capital Holdings 3.14%, 07/09/07 FRN	27
	11	HBOS Treasury Services plc 2.71%, 05/01/06 FRN	11
	19	K2 (USA) LLC 2.78%, 06/15/05 FRN	19
	7	Lehman Brothers Holdings, Inc. 2.94%, 10/07/05 FRN	7
	15	Lehman Brothers Holdings, Inc. 3.08%, 12/23/05 FRN	15
	15	Liberty Lighthouse Co. LLC 2.82%, 06/10/05 FRN	15
	11	Liberty Lighthouse Co. LLC 2.94%, 07/25/05 FRN	11
	6	MBIA Global Funding LLC 2.95%, 01/26/07 FRN	6
	11	Merrill Lynch & Co., Inc. 2.99%, 08/22/05 FRN	11
	11	Sigma Finance Corp. 2.93%, 05/25/05 FRN	11
	19	Sigma Finance Corp. 3.03%, 09/16/05 FRN	19
	7	Sigma Finance Corp. 3.04%, 02/27/06 FRN	7
	19	William Street Funding Corp. 2.99%, 04/23/06 FRN	19

			210

		Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $1,175)	1,175

Total Investments — 104.7% (Cost/Amortized Cost $27,810)			27,146
Other Liabilities in Excess of Assets — (4.7)%			(1,224)

Net Assets — 100.0%			$25,922

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

(a)	Non-income producing security.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,320
Aggregate gross unrealized depreciation	(2,984)

Net unrealized appreciation/depreciation	$(664)

Federal income tax cost of investments	$27,810

JPMorgan Multi-Cap Market Neutral Fund (Formerly One Group Market Neutral Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

LONG POSITIONS — 92.0%
COMMON STOCKS — 85.1%
Aerospace & Defense — 1.3%
118	Armor Holdings, Inc. (a)	$4,394
117	DRS Technologies, Inc. (a)	4,977
94	Northrop Grumman Corp.	5,057
43	Precision Castparts Corp.	3,330

		17,758

Air Freight & Logistics — 0.7%
82	CNF, Inc.	3,818
120	Ryder System, Inc.	4,987

		8,805

Airlines — 0.2%
144	Skywest, Inc.	2,673

Auto Components — 0.4%
386	Goodyear Tire & Rubber Co. (The) (a)	5,149

Automobiles — 0.5%
441	Ford Motor Co.	4,998
61	Thor Industries, Inc.	1,827

		6,825

Beverages — 0.7%
72	Molson Coors Brewing Co.	5,567
169	PepsiAmericas, Inc.	3,830

		9,397

Biotechnology — 2.5%
221	Applera Corp.- Applied Biosystems Group	4,372
135	Biogen Idec, Inc. (a)	4,650
101	Cephalon, Inc. (a)	4,708
99	ImClone Systems, Inc. (a)	3,409
73	Invitrogen Corp. (a)	5,029
329	Millennium Pharmaceuticals, Inc. (a)	2,769
57	Pharmion Corp. (a)	1,644
113	Protein Design Labs, Inc. (a)	1,813
113	United Therapeutics Corp. (a)	5,159

		33,553

Capital Markets — 1.2%
55	Bear Stearns Cos., Inc. (The)	5,486
53	Goldman Sachs Group, Inc.	5,827
52	Lehman Brothers Holdings, Inc.	4,888

		16,201

Chemicals — 2.1%
54	Cabot Corp.	1,805
74	Cytec Industries, Inc.	4,011
46	Georgia Gulf Corp.	2,134
328	Hercules, Inc. (a)	4,752
59	Lubrizol Corp.	2,409
163	OM Group, Inc. (a)	4,967
78	Rohm & Haas Co.	3,746
53	Scotts Miracle-Gro Co. (The), Class A (a)	3,744

		27,568

Commercial Banks — 2.1%
89	Comerica, Inc.	4,884
68	First Bancorp	2,881
93	First Horizon National Corp.	3,788
154	KeyCorp	4,982
74	National City Corp.	2,472
92	Popular, Inc.	2,228
79	UnionBanCal Corp.	4,863
37	Wachovia Corp.	1,875

		27,973

Commercial Services & Supplies — 1.6%
161	Allied Waste Industries, Inc. (a)	1,178
165	Brink’s Co. (The)	5,720
244	Cendant Corp.	5,003
142	Equifax, Inc.	4,351
33	John H. Harland Co.	1,117
217	Resources Connection, Inc. (a)	4,535

		21,904

Communications Equipment — 1.4%
1,346	CIENA Corp. (a)	2,315
257	CommScope, Inc. (a)	3,843
447	Corning, Inc. (a)	4,972

Shares	Security Description	Value

327	Motorola, Inc.	4,902
341	Tellabs, Inc. (a)	2,488

		18,520

Computers & Peripherals — 1.6%
855	Brocade Communications Systems, Inc. (a)	5,063
246	Hewlett-Packard Co.	5,392
192	Storage Technology Corp. (a)	5,899
608	Sun Microsystems, Inc. (a)	2,456
249	Western Digital Corp. (a)	3,175

		21,985

Construction & Engineering — 0.6%
235	Shaw Group, Inc. (The) (a)	5,127
60	Washington Group International, Inc. (a)	2,717

		7,844

Consumer Finance — 0.7%
84	First Marblehead Corp. (The) (a)	4,825
283	Providian Financial Corp. (a)	4,855

		9,680

Containers & Packaging — 0.5%
286	Owens-Illinois, Inc. (a)	7,183

Distributors — 0.3%
153	WESCO International, Inc. (a)	4,278

Diversified Financial Services — 0.6%
82	CapitalSource, Inc. (a)	1,879
51	CIT Group, Inc.	1,921
94	Citigroup, Inc.	4,210

		8,010

Diversified Telecommunication Services — 0.5%
113	CenturyTel, Inc.	3,694
51	Commonwealth Telephone Enterprises, Inc. (a)	2,401

		6,095

Electric Utilities — 2.5%
38	Allete, Inc.	1,573
143	American Electric Power Co., Inc.	4,854
474	CenterPoint Energy, Inc.	5,697
173	Edison International	5,990
105	FirstEnergy Corp.	4,415
200	Northeast Utilities	3,852
124	PG&E Corp.	4,212
56	WPS Resources Corp.	2,977

		33,570

Electrical Equipment — 0.4%
416	Alamosa Holdings, Inc. (a)	4,855

Electronic Equipment & Instruments — 2.1%
207	Arrow Electronics, Inc. (a)	5,242
257	Avnet, Inc. (a)	4,740
75	Benchmark Electronics, Inc. (a)	2,393
270	Ingram Micro, Inc., Class A (a)	4,505
53	Paxar Corp. (a)	1,131
617	Sanmina-SCI Corp. (a)	3,221
1,122	Solectron Corp. (a)	3,892
100	Tech Data Corp. (a)	3,710

		28,834

Energy Equipment & Services — 2.7%
134	Cal Dive International, Inc. (a)	6,053
123	Global Industries Ltd. (a)	1,154
84	Hydril (a)	4,891
184	Lone Star Technologies, Inc. (a)	7,273
174	Maverick Tube Corp. (a)	5,657
237	Superior Energy Services, Inc. (a)	4,079
244	Veritas DGC, Inc. (a)	7,303

		36,410

Food & Staples Retailing — 1.1%
200	Albertson’s, Inc.	4,128
299	Safeway, Inc. (a)	5,548
169	SUPERVALU, Inc.	5,631

		15,307

Food Products — 1.7%
161	Archer-Daniels-Midland Co.	3,948
343	Del Monte Foods Co. (a)	3,725
161	Pilgrim’s Pride Corp., Class B	5,759
82	Ralcorp Holdings, Inc.	3,872
190	Smithfield Foods, Inc. (a)	6,005

		23,309

Gas Utilities — 0.3%
95	KeySpan Corp.	3,706

Health Care Equipment & Supplies — 2.1%
83	Becton, Dickinson & Co.	4,873

Shares	Security Description	Value

44	Biosite, Inc. (a)	2,280
166	Boston Scientific Corp. (a)	4,874
134	Edwards Lifesciences Corp. (a)	5,780
88	Haemonetics Corp. (a)	3,730
109	Intuitive Surgical, Inc. (a)	4,936
59	Mentor Corp.	1,893

		28,366

Health Care Providers & Services — 4.1%
47	Aetna, Inc.	3,549
84	AmerisourceBergen Corp.	4,823
74	CIGNA Corp.	6,575
90	Coventry Health Care, Inc. (a)	6,120
63	Express Scripts, Inc. (a)	5,457
178	Humana, Inc. (a)	5,687
151	Kindred Healthcare, Inc. (a)	5,313
48	LifePoint Hospitals, Inc. (a)	2,083
95	Pacificare Health Systems, Inc. (a)	5,408
52	Pharmaceutical Product Development, Inc. (a)	2,497
151	Triad Hospitals, Inc. (a)	7,586

		55,098

Hotels, Restaurants & Leisure — 2.0%
57	Ameristar Casinos, Inc.	3,128
56	Boyd Gaming Corp.	2,909
191	Darden Restaurants, Inc.	5,873
67	Harrah’s Entertainment, Inc.	4,325
143	Jack in the Box, Inc. (a)	5,292
166	Penn National Gaming, Inc. (a)	4,875

		26,402

Household Durables — 4.3%
219	American Greetings, Class A	5,580
138	Beazer Homes USA, Inc.	6,871
71	Blyth, Inc.	2,259
56	Hovnanian Enterprises, Inc. (a)	2,836
23	KB Home	2,734
61	Lennar Corp., Class A	3,467
86	MDC Holdings, Inc.	5,972
43	Meritage Homes Corp. (a)	2,533
229	Newell Rubbermaid, Inc.	5,023
38	Pulte Homes, Inc.	2,810
81	Ryland Group, Inc.	5,038
81	Standard-Pacific Corp.	5,840
36	Toll Brothers, Inc. (a)	2,849
121	Yankee Candle Co., Inc. (a)	3,833

		57,645

Household Products — 1.0%
63	Clorox Co.	3,954
40	Energizer Holdings, Inc. (a)	2,399
186	Rayovac Corp. (a)	7,729

		14,082

Industrial Conglomerates — 0.4%
121	Walter Industries, Inc.	5,160

Insurance — 3.6%
106	Allmerica Financial Corp. (a)	3,811
71	Allstate Corp. (The)	3,847
63	Chubb Corp.	4,955
73	Hartford Financial Services Group, Inc.	5,017
81	LandAmerica Financial Group, Inc.	4,067
118	Nationwide Financial Services, Inc.	4,239
122	Ohio Casualty Corp. (a)	2,808
102	Safeco Corp.	4,978
287	UnumProvident Corp.	4,883
85	W.R. Berkley Corp.	4,217
68	XL Capital Ltd., Class A	4,937

		47,759

Internet & Catalog Retail — 0.7%
84	Overstock.com, Inc. (a)	3,610
237	Priceline.com, Inc. (a)	5,964

		9,574

Internet Software & Services — 1.3%
456	EarthLink, Inc. (a)	4,101
126	InfoSpace, Inc. (a)	5,158
233	Internet Security Systems, Inc. (a)	4,259
159	VeriSign, Inc. (a)	4,559

		18,077

IT Services — 1.0%
124	BISYS Group, Inc. (The) (a)	1,943
111	Computer Sciences Corp. (a)	5,069
170	CSG System International, Inc. (a)	2,769

Shares	Security Description	Value

56	Euronet Worldwide, Inc. (a)	1,591
66	Fiserv, Inc. (a)	2,631

		14,003

Leisure Equipment & Products — 0.4%
162	Eastman Kodak Co.	5,264

Machinery — 2.6%
226	AGCO Corp. (a)	4,122
66	Cummins, Inc.	4,641
31	Deere & Co.	2,077
120	Joy Global, Inc.	4,208
127	Navistar International Corp. (a)	4,624
71	PACCAR, Inc.	5,147
114	Terex Corp. (a)	4,937
169	Timken Co.	4,631

		34,387

Media — 2.0%
127	Belo Corp., Class A	3,056
168	Catalina Marketing Corp.	4,342
113	Clear Channel Communications, Inc.	3,908
60	Comcast Corp., Class A (a)	2,033
191	Emmis Communications Corp., Class A (a)	3,668
259	Liberty Media Corp., Class A (a)	2,690
48	R.H. Donnelly Corp. (a)	2,786
60	Scholastic Corp. (a)	2,210
67	Walt Disney Co.	1,926

		26,619

Metals & Mining — 1.8%
442	AK Steel Holding Corp. (a)	4,892
49	Freeport-McMoRan Copper & Gold, Inc., Class B	1,923
212	Oregon Steel Mills, Inc. (a)	4,877
158	Steel Dynamics, Inc.	5,458
130	United States Steel Corp.	6,620

		23,770

Multi-Utilities & Unregulated Power — 1.9%
446	CMS Energy Corp. (a)	5,820
115	Constellation Energy Group, Inc.	5,945
136	NRG Energy, Inc. (a)	4,629
165	Oneok, Inc.	5,082
103	Sempra Energy	4,105

		25,581

Multiline Retail — 0.9%
151	Dillards, Inc., Class A	4,069
48	Federated Department Stores, Inc.	3,041
85	J.C. Penney Co., Holding Co.	4,416

		11,526

Office Electronics — 0.4%
331	Xerox Corp. (a)	5,016

Oil & Gas — 4.3%
77	Anadarko Petroleum Corp.	5,867
58	ConocoPhillips	6,232
142	Devon Energy Corp.	6,789
91	Houston Exploration Co. (a)	5,167
304	Magnum Hunter Resources, Inc. (a)	4,901
41	Marathon Oil Corp.	1,933
19	Noble Energy, Inc.	1,300
89	Occidental Petroleum Corp.	6,341
87	Overseas Shipholding Group, Inc.	5,458
42	Premcor, Inc.	2,513
62	Valero Energy Corp.	4,561
149	Vintage Petroleum, Inc.	4,695
61	Whiting Petroleum Corp. (a)	2,492

		58,249

Paper & Forest Products — 0.7%
135	Georgia-Pacific Corp.	4,784
106	Louisiana-Pacific Corp.	2,670
27	Weyerhaeuser Co.	1,837

		9,291

Pharmaceuticals — 2.1%
273	Alpharma, Inc., Class A	3,359
202	Angiotech Pharmaceuticals, Inc. (a)	3,106
281	Biovail Corp. (a)	4,238
116	Kos Pharmaceuticals, Inc. (a)	4,823
112	Medicis Pharmaceutical Corp., Class A	3,370
118	Merck & Co., Inc.	3,818
51	MGI Pharma, Inc. (a)	1,298
153	Pfizer, Inc.	4,031

		28,043

Shares	Security Description	Value

Real Estate — 1.0%
26	CBL & Associates Properties, Inc. (REIT)	1,848
52	Equity Residential (REIT)	1,670
42	General Growth Properties, Inc. (REIT)	1,427
40	Liberty Property Trust (REIT)	1,557
40	Maguire Properties, Inc. (REIT)	962
42	New Century Financial Corp. (REIT)	1,981
48	Prentiss Properties Trust (REIT)	1,629
26	Vornado Realty Trust (REIT)	1,833

		12,907

Road & Rail — 1.3%
34	Burlington Northern Santa Fe Corp.	1,821
56	CSX Corp.	2,352
209	Laidlaw International, Inc. (a)	4,351
30	Overnite Corp.	966
75	Swift Transportation Co., Inc. (a)	1,664
102	Yellow Roadway Corp. (a)	5,981

		17,135

Semiconductors & Semiconductor Equipment — 3.6%
420	Axcelis Technologies, Inc. (a)	3,064
108	Broadcom Corp., Class A (a)	3,224
319	Fairchild Semiconductor International, Inc. (a)	4,888
280	Freescale Semicondoctor, Inc., Class B (a)	4,822
111	International Rectifier Corp. (a)	5,047
176	Lam Research Corp. (a)	5,074
478	Micron Technology, Inc. (a)	4,942
313	Omnivision Technologies, Inc. (a)	4,737
126	Sigmatel, Inc. (a)	4,698
774	Skyworks Solutions, Inc. (a)	4,916
70	Varian Semiconductor Equipment Associates, Inc. (a)	2,642

		48,054

Software — 3.2%
47	Altiris, Inc. (a)	1,116
237	BEA Systems, Inc. (a)	1,887
322	BMC Software, Inc. (a)	4,824
717	Compuware Corp. (a)	5,162
193	Mentor Graphics Corp. (a)	2,644
54	Mercury Interactive Corp. (a)	2,562
895	Novell, Inc. (a)	5,334
712	Parametric Technology Corp. (a)	3,977
268	Sybase, Inc. (a)	4,942
121	Take-Two Interactive Software, Inc. (a)	4,732
221	THQ, Inc. (a)	6,219

		43,399

Specialty Retail — 4.1%
168	Aeropostale, Inc. (a)	5,516
227	American Eagle Outfitters, Inc.	6,715
288	Autonation, Inc. (a)	5,458
63	AutoZone, Inc. (a)	5,423
92	Barnes & Noble, Inc. (a)	3,188
419	Blockbuster, Inc.	3,697
261	Gap, Inc. (The)	5,698
228	Limited Brands, Inc.	5,547
114	Office Depot, Inc. (a)	2,538
299	Payless Shoesource, Inc. (a)	4,720
69	Rent-A-Center, Inc. (a)	1,893
42	Sherwin-Williams Co. (The)	1,854
98	United Auto Group, Inc.	2,732

		54,979

Textiles, Apparel & Luxury Goods — 1.1%
66	Kellwood Co.	1,897
81	Phillips-Van Heusen	2,167
136	Polo Ralph Lauren Corp.	5,266
96	V.F. Corp.	5,695

		15,025

Thrifts & Mortgage Finance — 1.5%
141	Accredited Home Lenders Holding Co. (a)	5,113
225	Doral Financial Corp.	4,922
111	IndyMac Bancorp, Inc.	3,772
71	R&G Financial Corp., Class B	2,224
87	Radian Group, Inc.	4,150

		20,181

Tobacco — 0.9%
116	Loews Corp.- Carolina Group	3,854
70	Reynolds American, Inc.	5,679
38	UST, Inc.	1,939

		11,472

Trading Companies & Distributors — 0.5%
79	Applied Industrial Technologies, Inc.	2,162

Shares	Security Description	Value

155	Hughes Supply, Inc.	4,624

		6,786

	Total Common Stocks (Cost $1,057,351)	1,141,242

SHORT-TERM INVESTMENTS — 6.9%
Investment Companies — 6.9%
93,028	JPMorgan Liquid Assets Money Market Fund (b) (m) (Amortized Cost $93,028)	93,028

Total Long Positions — 92.0% (Cost/Amortized Cost $1,150,379)		1,234,270
Other Assets Less Liabilities — 8.0%		107,503

Net Assets — 100%		$1,341,773

SHORT POSITIONS — 85.2%
COMMON STOCKS — 85.2%
Aerospace & Defense — 0.8%
95	Boeing Co.	5,561
53	Honeywell International, Inc.	1,990
26	United Technologies Corp.	2,612

		10,163

Air Freight & Logistics — 0.7%
90	Expeditors International of Washington, Inc.	4,823
67	United Parcel Service, Inc., Class B	4,875

		9,698

Airlines — 0.7%
256	JetBlue Airways Corp. (a)	4,877
307	Southwest Airlines Co.	4,371

		9,248

Auto Components — 0.4%
152	Gentex Corp.	4,837

Automobiles — 0.3%
17	Winnebago Industries, Inc.	3,377

Beverages — 0.7%
16	Anheuser-Busch Cos., Inc.	5,042
93	PepsiCo, Inc.	4,948

		9,990

Biotechnology — 1.9%
143	Chiron Corp. (a)	5,004
65	Eyetech Pharmaceuticals, Inc. (a)	1,801
97	Genentech, Inc. (a)	5,488
90	Martek Biosciences Corp. (a)	5,261
204	MedImmune, Inc. (a)	4,868
62	Onyx Pharmaceuticals, Inc. (a)	1,946
65	Vicuron Pharmaceuticals, Inc. (a)	1,026

		25,394

Building Products — 0.5%
106	American Standard Cos., Inc.	4,908
68	Simpson Manufacturing Co., Inc.	2,106

		7,014

Capital Markets — 3.7%
128	Bank of New York Co., Inc. (The)	3,718
519	Charles Schwab Corp. (The)	5,450
135	Dow Jones & Co., Inc.	5,036
155	Eaton Vance Corp.	3,637
162	Federated Investors, Inc., Class B	4,586
384	Janus Capital Group, Inc.	5,357
48	Jeffries Group, Inc.	1,810
486	Knight Trading Group, Inc., Class A (a)	4,688
98	Northern Trust Corp.	4,262
95	Piper Jaffray Cos. (a)	3,474
115	State Street Corp.	5,017
158	Waddell & Reed Financial, Inc.	3,125

		50,160

Chemicals — 1.2%
107	El Du Pont de Nemours & Co.	5,476
302	Mosiac Co. (The) (a)	5,153
104	Valspar Corp.	4,847

		15,476

Commercial Banks — 2.0%
85	Chittenden Corp.	2,228
115	Fifth Third Bancorp	4,952
153	Greater Bay Bancorp	3,744
149	Regions Financial Corp.	4,834
121	Southwest Bancorp of Texas, Inc.	2,219
68	Synovus Financial Corp.	1,887
116	TD Banknorth, Inc. (a)	3,630

Shares	Security Description	Value

65	Wilmington Trust Corp.	2,277
19	Wintrust Financial Corp.	900

		26,671

Commercial Services & Supplies — 3.2%
61	Apollo Group, Inc., Class A (a)	4,484
122	ChoicePoint, Inc. (a)	4,913
73	Corporate Executive Board Co.	4,682
260	DeVry, Inc. (a)	4,925
101	FTI Consulting, Inc. (a)	2,089
109	H&R Block, Inc.	5,509
61	Herman Miller, Inc.	1,842
25	HNI Corp.	1,129
87	Laureate Education, Inc. (a)	3,708
103	Stericycle, Inc. (a)	4,532
47	Strayer Education, Inc.	5,311

		43,124

Communications Equipment — 2.4%
1,212	3Com Corp. (a)	4,315
897	ADC Telecommunications, Inc. (a)	1,785
357	Foundry Networks, Inc. (a)	3,533
2,880	JDS Uniphase Corp. (a)	4,809
235	Juniper Networks, Inc. (a)	5,179
1,750	Nortel Networks Corp. (a)	4,778
128	QUALCOMM, Inc.	4,693
40	Research In Motion Ltd. (a)	3,035

		32,127

Computers & Peripherals — 1.4%
81	Avid Technology, Inc. (a)	4,390
97	Electronics for Imaging, Inc. (a)	1,731
130	Hutchinson Technology, Inc. (a)	4,505
906	Maxtor Corp. (a)	4,820
48	NCR Corp. (a)	1,619
113	Unova, Inc. (a)	2,336

		19,401

Construction & Engineering — 0.8%
196	Dycom Industries, Inc. (a)	4,503
112	Jacobs Engineering Group, Inc. (a)	5,810

		10,313

Construction Materials — 0.8%
83	Florida Rock Industries, Inc.	4,889
109	Fluor Corp.	6,020

		10,909

Consumer Finance — 0.4%
64	Capital One Financial Corp.	4,778

Containers & Packaging — 0.6%
127	Bemis Co.	3,966
196	Packaging Corp. of America	4,766

		8,732

Diversified Financial Services — 0.4%
25	Chicago Mercantile Exchange Holdings, Inc.	4,865

Electric Utilities — 2.8%
195	Allegheny Energy, Inc. (a)	4,033
108	Ameren Corp.	5,262
79	Black Hills Corp.	2,609
128	Cinergy Corp.	5,178
120	Consolidated Edison, Inc.	5,082
82	Exelon Corp.	3,761
166	Hawaiian Electric Industries, Inc.	4,228
136	PNM Resources, Inc.	3,633
370	Sierra Pacific Resources (a)	3,982

		37,768

Electrical Equipment — 0.4%
217	American Power Conversion Corp.	5,672

Electronic Equipment & Instruments — 1.8%
41	CDW Corp.	2,334
164	Duquesne Light Holdings, Inc.	2,946
175	Flir Systems, Inc. (a)	5,304
166	Molex, Inc.	4,366
124	NAM TAI Electronics, Inc.	3,304
113	National Instruments Corp.	3,067
96	Tektronix, Inc.	2,359

		23,680

Energy Equipment & Services — 3.5%
47	Carbo Ceramics, Inc.	3,325
156	ENSCO International, Inc.	5,883
300	Hanover Compressor Co. (a)	3,621
50	National-Oilwell, Inc. (a)	2,324
62	Noble Corp.	3,459

Shares	Security Description	Value

250	Pride International, Inc. (a)	6,204
195	Rowan Cos., Inc.	5,839
68	Schlumberger Ltd.	4,818
79	Smith International, Inc.	4,985
146	Tetra Tech, Inc. (a)	1,839
134	Tidewater, Inc.	5,204

		47,501

Food & Staples Retailing — 1.9%
103	CVS Corp.	5,443
101	NeighborCare, Inc. (a)	2,952
830	Rite Aid Corp. (a)	3,524
138	Sysco Corp.	4,928
123	United Natural Foods, Inc. (a)	3,512
57	Whole Foods Market, Inc.	5,828

		26,187

Food Products — 1.6%
161	Campbell Soup Co.	4,674
104	JM Smucker Co. (The)	5,242
143	McCormick & Co., Inc. (Non-Voting)	4,909
31	Panera Bread Co., Class A (a)	1,778
80	Wm. Wrigley Jr. Co.	5,247

		21,850

Gas Utilities — 0.6%
132	Piedmont Natural Gas Co.	3,036
175	Southern Union Co. (a)	4,403

		7,439

Health Care Equipment & Supplies — 4.3%
132	Advanced Medical Optics, Inc. (a)	4,793
47	Biomet, Inc.	1,704
63	Cooper Cos., Inc. (The)	4,562
68	Cyberonics, Inc. (a)	2,994
177	Cytyc Corp. (a)	4,062
159	Ecolab, Inc.	5,247
84	Fisher Scientific International, Inc. (a)	4,763
83	Immucor, Inc. (a)	2,513
79	Kinetic Concepts, Inc. (a)	4,734
113	Millipore Corp. (a)	4,909
121	Patterson Cos., Inc. (a)	6,053
121	St. Jude Medical, Inc. (a)	4,343
120	Stryker Corp.	5,370
95	Wright Medical Group, Inc. (a)	2,277

		58,324

Health Care Providers & Services — 2.6%
106	Andrx Corp. (a)	2,403
147	Caremark Rx, Inc. (a)	5,834
113	Covance, Inc. (a)	5,360
102	DaVita, Inc. (a)	4,269
143	Henry Schein, Inc. (a)	5,135
208	IMS Health, Inc.	5,077
28	Sunrise Senior Living, Inc. (a)	1,385
491	Tenet Healthcare Corp. (a)	5,658

		35,121

Hotels, Restaurants & Leisure — 3.2%
180	Applebees International, Inc.	4,954
169	Aztar Corp. (a)	4,825
176	Cheesecake Factory, Inc. (The) (a)	6,239
256	La Quinta Corp. (a)	2,172
75	Rare Hospitality International, Inc. (a)	2,313
211	Scientific Games Corp., Class A (a)	4,822
29	Starbucks Corp. (a)	1,516
138	Wendy’s International, Inc.	5,382
168	WMS Industries, Inc. (a)	4,739
90	Wynn Resorts Ltd. (a)	6,096

		43,058

Household Durables — 0.6%
113	Champion Enterprises, Inc. (a)	1,058
118	Jarden Corp. (a)	5,423
55	Leggett & Platt, Inc.	1,585

		8,066

Household Products — 0.7%
126	Church & Dwight Co., Inc.	4,478
103	Colgate-Palmolive Co.	5,394

		9,872

Industrial Conglomerates — 1.1%
59	3M Co.	5,028
71	Carlisle Cos., Inc.	4,985
145	General Electric Co.	5,219

		15,232

Shares	Security Description	Value

Information Technology — 0.2%
194	Vishay Intertechnology, Inc. (a)	2,416

Insurance — 2.0%
59	Aflac, Inc.	2,213
119	Aon Corp.	2,723
177	Gallagher (Arthur J.) & Co.	5,083
111	Hilb, Rogal & Hobbs Co.	3,976
8	Markel Corp. (a)	2,591
166	Marsh & McLennan Cos., Inc.	5,041
146	St. Paul Travelers Cos., Inc. (The)	5,345

		26,972

Internet Software & Services — 1.4%
401	Akamai Technologies, Inc. (a)	5,101
85	Ask Jeeves, Inc. (a)	2,395
480	CNET Networks, Inc. (a)	4,529
10	Google, Inc., Class A (a)	1,836
57	Trimble Navigation Ltd. (a)	1,928
112	WebEx Communications, Inc. (a)	2,421

		18,210

IT Services — 2.6%
93	Automatic Data Processing, Inc.	4,179
569	BearingPoint, Inc. (a)	4,989
233	Ceridian Corp. (a)	3,979
107	eFunds Corp. (a)	2,379
32	Global Payments, Inc.	2,066
144	Hewitt Associates, Inc., Class A (a)	3,820
177	Iron Mountain, Inc. (a)	5,098
156	Paychex, Inc.	5,104
416	Sapient Corp. (a)	3,059

		34,673

Leisure Equipment & Products — 0.6%
337	Callaway Golf Co.	4,307
128	SCP Pool Corp.	4,073

		8,380

Machinery — 2.0%
56	Actuant Corp., Class A (a)	2,513
124	Briggs & Stratton Corp.	4,519
60	Caterpillar, Inc.	5,494
145	Donaldson Co., Inc.	4,682
70	Pentair, Inc.	2,717
50	SPX Corp.	2,179
133	Trinity Industries, Inc.	3,741

		25,845

Marine — 0.3%
88	Alexander & Baldwin, Inc.	3,643

Media — 2.3%
265	Citadel Broadcasting Corp. (a)	3,637
342	DIRECTV Group, Inc. (The) (a)	4,931
106	E.W. Scripps Co., Class A	5,144
128	Lamar Advertising Co., Class A (a)	5,158
194	News Corp., Class A	3,281
37	NTL, Inc. (a)	2,324
90	Regal Entertainment Group, Class A	1,898
174	Univision Communications, Inc., Class A (a)	4,827

		31,200

Metals & Mining — 1.6%
156	Alcoa, Inc.	4,750
126	Arch Coal, Inc.	5,419
1,254	Coeur d’Alene Mines Corp. (a)	4,601
88	Massey Energy Co.	3,521
79	Peabody Energy Corp.	3,672

		21,963

Multi-Utilities & Unregulated Power — 0.9%
986	Calpine Corp. (a)	2,762
74	Equitable Resources, Inc.	4,274
93	Public Service Enterprise Group, Inc.	5,057

		12,093

Multiline Retail — 1.8%
342	99 Cents Only Stores (a)	4,502
318	Big Lots, Inc. (a)	3,823
69	Family Dollar Stores, Inc.	2,097
50	Kohl’s Corp. (a)	2,588
41	Neiman-Marcus Group, Inc., Class A	3,716
314	Saks, Inc. (a)	5,671
49	Tuesday Morning Corp. (a)	1,409

		23,806

Office Electronics — 0.4%
104	Zebra Technologies Corp., Class A (a)	4,962

Shares	Security Description	Value

Oil & Gas — 3.3%
59	Ashland, Inc.	3,989
69	Cabot Oil & Gas Corp.	3,809
37	Encore Acquisition Co. (a)	1,523
87	Exxon Mobil Corp.	5,206
50	Murphy Oil Corp.	4,928
109	Pioneer Natural Resources Co.	4,636
52	Plains Exploration & Production Co. (a)	1,816
110	Quicksilver Resources, Inc. (a)	5,378
185	Range Resources Corp.	4,320
146	Spinnaker Exploration Co. (a)	5,198
52	Western Gas Resources, Inc.	1,792
97	Williams Cos., Inc.	1,829

		44,424

Paper & Forest Products — 1.0%
129	Bowater, Inc.	4,863
105	International Paper Co.	3,864
86	Potlatch Corp.	4,042

		12,769

Personal Products — 0.3%
103	Avon Products, Inc.	4,431

Pharmaceuticals — 2.2%
101	Connetics Corp. (a)	2,542
225	Impax Laboratories, Inc. (a)	3,600
63	Medicines Co. (a)	1,434
292	Mylan Laboratories, Inc.	5,167
262	Nektar Therapeutics (a)	3,651
109	Sepracor, Inc. (a)	6,272
147	Taro Pharmaceuticals Industries (a)	4,645
58	Wyeth	2,432

		29,743

Real Estate — 0.7%
40	BRE Properties (REIT)	1,404
67	Catellus Development Corp. (REIT)	1,795
34	CenterPoint Properties Trust (REIT)	1,405
104	Crescent Real Estate EQT Co. (REIT)	1,692
53	Highwoods Properties, Inc. (REIT)	1,435
54	Weingarten Realty Investors (REIT)	1,852

		9,583

Road & Rail — 0.2%
115	Knight Transportation, Inc.	2,837

Semiconductors & Semiconductor Equipment — 4.0%
301	Advanced Micro Devices, Inc. (a)	4,853
126	Altera Corp. (a)	2,496
544	Amkor Technology, Inc. (a)	2,099
53	Analog Devices, Inc.	1,933
155	Cabot Microelectronics Corp. (a)	4,853
2,622	Conexant Systems, Inc. (a)	3,932
368	Cypress Semiconductor Corp. (a)	4,643
132	Formfactor, Inc. (a)	2,996
244	Microsemi Corp. (a)	3,980
527	PMC-Sierra, Inc. (a)	4,633
334	Rambus, Inc. (a)	5,029
449	RF Micro Devices, Inc. (a)	2,346
55	Silicon Laboratories, Inc. (a)	1,646
63	Tessera Technologies, Inc. (a)	2,715
174	Xilinx, Inc.	5,101

		53,255

Software — 2.1%
92	Adobe Systems, Inc.	6,213
79	Electronic Arts, Inc. (a)	4,101
106	Factset Research Systems, Inc.	3,510
145	Macromedia, Inc. (a)	4,844
469	Red Hat, Inc. (a)	5,116
251	Wind River Systems, Inc. (a)	3,781

		27,565

Specialty Retail — 3.8%
177	AnnTaylor Stores Corp. (a)	4,531
233	CarMax, Inc. (a)	7,324
141	Dick’s Sporting Goods, Inc. (a)	5,167
233	HOT Topic, Inc. (a)	5,101
276	Pep Boys-Manny, Moe & Jack	4,858
115	Petco Animal Supplies, Inc. (a)	4,243
268	Pier 1 Imports, Inc.	4,890
100	Ross Stores, Inc.	2,901
158	Tiffany & Co.	5,446
117	Tractor Supply Co. (a)	5,121
50	Williams-Sonoma, Inc. (a)	1,838

Shares	Security Description	Value

		51,420

Telecommunication Services — 0.2%
192	Citizens Communications Co.	2,487

Textiles, Apparel & Luxury Goods — 0.4%
93	Coach, Inc. (a)	5,274

Thrifts & Mortgage Finance — 1.4%
80	Freddie Mac	5,066
64	Hudson City Bancorp, Inc.	2,333
122	Independence Community Bank Corp.	4,773
211	New York Community Bancorp, Inc.	3,832
69	Webster Financial Corp.	3,145

		19,149

Trading Companies & Distributors — 0.4%
91	Fastenal Co.	5,033

Wireless Telecommunication Services — 1.1%
326	American Tower Corp., Class A (a)	5,943
197	BellSouth Corp.	5,184
177	Nextel Partners, Inc., Class A (a)	3,886

		15,013

Total Short Positions — 85.2% (Proceeds Received $1,106,118)		1,143,193
Other Assets Less Liabilities — 14.8%		198,580

Net Assets — 100.0%		$1,341,773

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,866
Aggregate gross unrealized depreciation	(111,050)

Net unrealized appreciation/depreciation	$46,816

Federal income tax cost of investments	$44,261

JPMorgan International Equity Index Fund (Formerly One Group International Equity Index Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

COMMON STOCKS — 97.0%
Argentina — 0.2%
112	BBVA Banco Frances S.A. (a) (k)	$244
7	BBVA Banco Frances S.A. (ADR)	44
34	Grupo Financiero Galicia S.A. (ADR) (k)	256
482	Petrobras Energia Participaciones S.A., Class B (a) (k)	590
16	Siderar SAIC (k)	122
44	Telecom Argentina S.A. (ADR) (a) (k)	539
125	Transportadora de Gas del Sur S.A., Class B (a) (k)	146
8	YPF S.A., Class D (k)	424

		2,365

Australia — 3.0%
73	Alumina Ltd. (k)	333
68	Amcor Ltd. (k)	375
107	AMP Ltd. (k)	586
25	Ansell Ltd. (k)	189
15	Aristocrat Leisure Ltd. (k)	116
115	Australia & New Zealand Banking Group Ltd. (k)	1,837
50	Australian Gas Light Co., Ltd. (k)	548
8	Australian Stock Exchange Ltd. (k)	126
19	Australian Wealth Management Ltd. (a) (k)	15
61	AXA Asia Pacific Holdings Ltd. (k)	197
220	BHP Billiton Ltd. (k)	3,066
56	BlueScope Steel Ltd. (k)	376
58	Boral Ltd. (k)	272
71	Brambles Industries Ltd. (k)	433
27	Centro Properties Group/New (k)	107
52	Coca-Cola Amatil Ltd. (k)	342
-(h)	Cochlear Ltd. (k)	2
86	Coles Myer Ltd. (k)	627
77	Commonwealth Bank of Australia	2,068
30	Computershare Ltd. (k)	130
13	CSL Ltd. (k)	350
88	CSR Ltd. (k)	167
175	Foster’s Group Ltd. (k)	694
31	Futuris Corp., Ltd. (k)	49
206	General Property Trust Unit (REIT) (k)	563
23	Iluka Resources Ltd. (k)	100
60	Insurance Australia Group Ltd. (k)	293
19	John Fairfax Holdings Ltd. (k)	61
16	Leighton Holdings Ltd. (k)	130
34	Lend Lease Corp., Ltd. (k)	335
33	Lion Nathan Ltd. (k)	182
12	Macquarie Bank Ltd. (k)	430
105	Macquarie Infrastructure Group (k)	291
26	Mayne Group Ltd. (k)	79
9	Mirvac Group (k)	31
94	National Australia Bank Ltd.	2,070
20	Newcrest Mining Ltd. (k)	273
48	OneSteel Ltd. (k)	97
9	Orica Ltd. (k)	130
63	Origin Energy Ltd. (k)	345
21	Pacific Brands Ltd. (k)	41
22	PaperlinX Ltd. (k)	71
2	Patrick Corp., Ltd. (k)	11
34	Qantas Airways Ltd. (k)	93
44	QBE Insurance Group Ltd. (k)	508
63	Rinker Group Ltd. (k)	527
20	Rio Tinto Ltd. (k)	689
50	Santos Ltd. (k)	352
55	Southcorp Ltd. (k)	179
150	Stockland (k)	678
32	Suncorp-Metway Ltd. (k)	480
45	TABCORP Holdings Ltd. (k)	589
134	Telstra Corp., Ltd. (k)	529
9	Toll Holdings Ltd. (k)	97
20	Transurban Group (k)	111
21	Wesfarmers Ltd. (k)	633
71	Westfield Group (k)	885
122	Westpac Banking Corp. (k)	1,791
71	WMC Resources Ltd. (k)	436
18	Woodside Petroleum Ltd. (k)	332
58	Woolworths Ltd. (k)	719

		28,166

Austria — 2.0%
9	Bank Austria Creditanstalt AG (k)	862
7	Boehler-Uddeholm AG (k)	900
6	BWT AG	213
82	Erste Bank der Oesterreichischen Sparkassen AG (k)	4,269
9	Flughafen Wien AG (k)	604
51	IMMOFINANZ Immobilien Anlagen AG (a) (k)	461
6	Mayr-Melnhof Karton AG (k)	950
10	OMV AG (k)	3,135
10	RHI AG (a) (k)	313
177	Telekom Austria AG (k)	3,470
8	VA Technologie AG (a) (k)	641
7	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A (k)	1,527
30	Wienerberger AG (k)	1,356

		18,701

Belgium — 2.2%
17	AGFA-Gevaert N.V. (k)	578
21	Balgacom S.A. (a)	863
4	Bekaert S.A. (k)	347
6	Colruyt S.A. (k)	961
1	Compagnie Maritime Belge S.A. (k)	27
-(h)	D’ieteren S.A. (k)	94
8	Delhaize Group (k)	561
76	Dexia (k)	1,802
6	Electrabel S.A. (k)	2,873
1	Euronav N.V. (k)	23
162	Fortis (k)	4,606
20	Groupe Bruxelles Lambert S.A. (k)	1,786
26	InBev N.V. (k)	900
25	KBC Groupe S.A. (k)	2,089
2	Mobistar S.A. (a) (k)	173
-(h)	Omega Pharma S.A. (k)	24
14	Solvay S.A., Class A (k)	1,645
19	UCB S.A. (k)	903
3	Umicore (k)	315

		20,570

Bermuda — 0.2%
12	Frontline Ltd. (k)	589
30	Giordano International Ltd. (k)	20
94	Golar LNG Ltd. (a) (k)	1,183
132	Johnson Electric Holdings Ltd. (k)	119
28	Shangri-La Asia Ltd. (k)	41
2	Ship Finance International Ltd. (k)	49
6	Ship Finance International Ltd. (k)	109
3	Yue Yuen Industrial Holdings (k)	9

		2,119

Brazil — 0.0% (g)
12,479	Centrais Eletricas Brasileiras S.A. (k)	166

Canada — 0.1%
58	Daiwa House Industry Co., Ltd.	668

Chile — 0.5%
33	Cia Cervecerias Unidas S.A. (ADR) (k)	818
156	Cia de Telecomunicaciones de Chile S.A. (ADR) (k)	1,740
5	Cristalerias de Chile S.A. (ADR) (k)	144
24	Embotelladora Andina S.A. (ADR) (k)	317
195	Enersis S.A. (ADR) (k)	1,637
19	Masisa S.A. (ADR) (k)	369

		5,025

China — 0.4%
375	Datang International Power Generation Co., Ltd., Class H (k)	271

Shares	Security Description	Value

314	Huaneng Power International, Inc., Class H (k)	231
1,067	PetroChina Co., Ltd., Class H (k)	669
1,903	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H (k)	348
990	Yanzhou Coal Mining Co., Ltd., Class H (k)	1,345
995	Zhejiang Expressway Co., Ltd.	701

		3,565

Denmark — 1.2%
-(h)	AP Moller - Maersk A/S (k)	1,936
4	Carlsberg A/S (k)	175
1	Coloplast A/S (k)	54
9	Danisco A/S (k)	594
77	Danske Bank A/S (k)	2,219
2	DSV A/S (k)	158
6	FLSmidth & Co. A/S, Class B (a) (k)	115
42	GN Store Nord (k)	482
10	H Lundbeck A/S (a) (k)	233
7	ISS A/S (k)	562
3	NKT Holding A/S (a) (k)	101
37	Novo-Nordisk A/S, Class B (k)	2,065
9	Novozymes A/S, B Shares (k)	466
33	TDC A/S (k)	1,387
38	Vestas Wind Systems A/S (a) (k)	542

		11,089

Finland — 0.8%
15	Elisa Corp. (k)	247
20	Fortum OYJ (k)	387
253	Nokia OYJ (a) (k)	3,909
52	Nokia OYJ (ADR) (a) (k)	804
21	Outokumpu OYJ (k)	371
28	Sampo OYJ, A Shares (k)	413
30	Stora Enso OYJ, Class R (k)	418
10	Tietoenator OYJ (k)	353
24	UPM-Kymmene OYJ (k)	537

		7,439

France — 9.5%
18	Accor S.A. (k)	886
14	Air France-KLM (k)	245
16	Air Liquide (k)	2,895
126	Alcatel S.A. (a) (k)	1,525
608	Alstom (a) (k)	521
4	Atos Origin (a) (k)	302
10	Autoroutes du Sud de la France (k)	518
150	AXA S.A. (k)	4,008
82	BNP Paribas (k)	5,838
17	Bouygues S.A. (k)	680
11	Business Objects S.A. (a)	298
17	Cap Gemini S.A. (a)	594
59	Carrefour S.A. (k)	3,159
6	Casino Guichard Perrachon S.A. (k)	540
31	Cie de Saint-Gobain (k)	1,878
2	CNP Assurances (k)	165
14	Compagnie Generale des Etablissements Michelin, Class B (k)	922
61	Credit Agricole S.A. (k)	1,668
8	Dassault Systemes S.A. (k)	359
8	Essilor International S.A. (k)	606
157	France Telecom S.A. (k)	4,696
25	Groupe Danone (k)	2,480
8	Imerys S.A. (k)	612
33	L’Oreal S.A. (k)	2,621
16	Lafarge S.A. (k)	1,598
12	Lagardere S.C.A. (k)	903
26	LVMH Moet Hennessy Louis Vuitton S.A. (k)	1,923
7	Pernod-Ricard (k)	1,034
23	Peugeot S.A. (k)	1,433
8	Pinault-Printemps-Redoute (k)	824
13	Publicis Groupe (k)	402
18	Renault S.A. (k)	1,602
21	Sagem S.A. (k)	467
127	Sanofi-Aventis (k)	10,739
20	Schneider Electric S.A. (k)	1,592
6	Societe BIC S.A. (k)	367
33	Societe Generale (k)	3,390
13	Societe Television Francaise 1 (k)	396
16	Sodexho Alliance S.A. (k)	542
92	Suez S.A. (k)	2,485
221	Suez S.A. (a) (k)	3
4	Technip S.A. (k)	593
12	Thales S.A. (k)	496
22	Thomson (k)	585
62	Total S.A. (k)	14,431
195	Total S.A. (a) (k)	3
4	Unibail (k)	525
7	Valeo S.A. (k)	312
27	Veolia Environnement (k)	957
7	Vinci S.A. (k)	1,025
105	Vivendi Universal S.A. (a) (k)	3,229
1	Zodiac S.A. (k)	46

		89,918

Germany — 12.8%
10	Adidas-Salomon AG (k)	1,531
63	Allianz AG (Registered) (k)	7,968
14	Altana AG (k)	912
3	AMB Generali Holding AG (k)	232
3	AXA Konzern AG (k)	174
107	BASF AG (k)	7,598
130	Bayer AG (k)	4,311
124	Bayerische Hypo-und Vereinsbank AG (a) (k)	3,028
8	Beiersdorf AG (k)	860
4	Celesio AG (k)	341
82	Commerzbank AG (a) (k)	1,786
29	Continental AG (k)	2,212
173	DaimlerChrysler AG (k)	7,765
106	Deutsche Bank AG (Registered) (k)	9,114
20	Deutsche Boerse AG (k)	1,485
45	Deutsche Lufthansa AG (Registered) (a) (k)	645
92	Deutsche Post AG (k)	2,229
556	Deutsche Telekom AG (Registered) (a) (k)	11,098
5	Douglas Holding AG (k)	177
129	E.On AG (k)	11,095
4	Epcos AG (a) (k)	56
9	Fresenius Medical Care AG (k)	747
11	HeidelbergCement AG (k)	668
31	Hypo Real Estate Holding AG (a) (k)	1,277
134	Infineon Technologies AG (a) (k)	1,283
12	KarstadtQuelle AG (k)	120
-(h)	Lanxess (a) (k)	6
15	Linde AG (k)	1,013
29	MAN AG (k)	1,301
16	Merck KGaA (k)	1,162
28	Metro AG (k)	1,512
11	MLP AG (k)	167
37	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,503
13	ProSiebenSat.1 Media AG (k)	234
3	Puma AG Rudolf Dassler Sport (k)	751
81	RWE AG (k)	4,898
42	SAP AG (k)	6,738
36	Schering AG (k)	2,424
10	SGL Carbon AG (a) (k)	122
162	Siemens AG (Registered) (k)	12,813
2	Suedzucker AG (k)	46
70	ThyssenKrupp AG (k)	1,449
32	TUI AG (k)	853
55	Volkswagen AG (k)	2,603

		121,307

Greece — 1.2%
48	Alpha Bank AE (a) (k)	1,634
20	Coca Cola Hellenic Bottling Co. S.A. (k)	491
47	EFG Eurobank Ergasias S.A. (k)	1,444
19	Emporiki Bank of Greece S.A. (k)	508
7	Folli - Follie S.A. (Registered) (k)	205
24	Hellenic Petroleum S.A. (k)	239

Shares	Security Description	Value

23	Hellenic Technodomiki Tev S.A. (k)	104
60	Hellenic Telecommunications Organization S.A. (k)	1,058
29	Intracom S.A. (k)	147
6	Lambrakis Press S.A. (a) (k)	24
59	National Bank of Greece S.A. (k)	1,981
1	OPAP S.A.	20
50	Piraeus Bank S.A. (k)	914
1	Public Power Corp. (k)	23
59	Public Power Corp. (GDR) (a) (e) (k)	1,694
17	Titan Cement Co. S.A. (k)	548

		11,034

Hong Kong — 1.0%
118	Bank of East Asia Ltd. (k)	338
234	BOC Hong Kong Holdings Ltd. (k)	429
97	Cathay Pacific Airways Ltd. (k)	183
98	Cheung Kong (Holdings) Ltd. (k)	869
252	China Mobile (Hong Kong) Ltd. (k)	823
17	China Mobile Hong Kong Ltd. (ADR) (k)	277
24	Citic Pacific Ltd. (k)	69
177	CLP Holdings Ltd. (k)	1,006
70	Denway Motors Ltd. (k)	25
39	Esprit Holdings Ltd. (k)	263
59	Hang Seng Bank Ltd. (k)	776
11	Henderson Land Development Co., Ltd. (k)	49
369	Hong Kong & China Gas (k)	725
32	Hong Kong Exchanges and Clearing Ltd. (k)	82
14	HongKong Electric Holdings (k)	62
22	Hopewell Holdings (k)	51
126	Hutchison Whampoa International Ltd. (k)	1,069
14	Kingboard Chemicals Holdings Ltd. (k)	40
68	Lenovo Group Ltd. (k)	23
114	Li & Fung Ltd. (k)	207
64	New World Development Co., Ltd. (k)	62
1	Orient Overseas International Ltd. (k)	3
214	PCCW Ltd. (k)	120
180	Sino Land Co. (k)	163
82	Sun Hung Kai Properties Ltd. (k)	738
73	Swire Pacific Ltd., Class A	576
298	Tan Chong International Ltd. (k)	58
31	Techtronic Industries Co. (k)	69
35	Television Broadcasts Ltd. (k)	175
98	Wharf Holdings Ltd. (k)	310

		9,640

Hungary — 0.5%
10	Gedeon Richter Rt. (k)	1,322
66	Matav Rt (k)	309
14	Mol Magyar Olaj- es Gazipari Rt. (k)	1,125
59	OTP Bank Rt (k)	2,003

		4,759

India — 0.8%
22	Bajaj Auto Ltd. (GDR) (k)	524
25	Grasim Industries Ltd. (GDR) (e) (k)	699
58	Gujarat Ambuja Cements Ltd. (GDR) (k)	530
19	Hindalco Industries Ltd. (GDR) (k)	550
11	ICICI Bank Ltd. (ADR) (k)	223
4	Infosys Technologies Ltd. (ADR) (k)	259
18	ITC Ltd. (Registered) (GDR) (k)	531
30	Larsen & Toubro Ltd. (GDR) (k)	670
23	Mahanagar Telephone Nigam (ADR) (k)	143
34	Ranbaxy Laboratories Ltd. (GDR) (k)	814
53	Reliance Industries Ltd. (GDR) (e) (k)	1,339
10	State Bank of India Ltd. (GDR) (k)	386
11	Ultra Tech Cement Ltd. (GDR) (e) (k)	179
25	Uniphos Enterprises Ltd. (GDR) (a) (k)	13
25	United Phosphorus Ltd. (k)	425

		7,285

Ireland — 1.1%
21	Allied Irish Bank plc	444
119	Allied Irish Banks plc (k)	2,487
123	Bank of Ireland (k)	1,934
16	CRH plc (k)	410
48	CRH plc	1,245
12	DCC plc (k)	268
85	Depfa Bank plc (k)	1,349
8	Elan Corp. plc (a) (k)	24
35	Elan Corp. plc (ADR) (a) (k)	114
4	Fyffes plc (k)	11
11	Grafton Group plc Unit (a) (k)	127
70	Independent News & Media plc (k)	230
28	Irish Life & Permanent plc (k)	504
18	Kerry Group plc, Class A (k)	426
35	Ryanair Holdings plc (a) (k)	276
35	Smith & Nephew plc (k)	328
385	Waterford Wedgwood plc Unit (a) (k)	19

		10,196

Israel — 0.6%
294	Bank Hapoalim Ltd. (k)	988
123	Bank Leumi Le-Israel BM (k)	345
14	ECI Telecom Ltd. (a) (k)	103
- (h)	Ectel Ltd. (a) (k)	1
7	IDB Holding Corp., Ltd. (k)	166
352	Israel Chemicals Ltd. (k)	961
7	Koor Industries Ltd. (ADR) (a) (k)	70
151	Makhteshim-Agan Industries Ltd. (k)	843
82	Teva Pharmaceutical Industries Ltd. (ADR) (k)	2,532

		6,009

Italy — 8.7%
85	Alleanza Assicurazioni S.p.A. (k)	1,111
47	Arnoldo Mondadori Editore S.p.A. (k)	497
205	Assicurazioni Generali S.p.A. (k)	6,632
- (h)	Autogrill S.p.A. (a) (k)	5
42	Autostrade S.p.A. (k)	1,094
33	Banca Antonveneta S.p.A. (a) (k)	1,068
51	Banca Fideuram S.p.A. (k)	262
847	Banca Intesa S.p.A. (k)	4,305
308	Banca Intesa S.p.A. (RNC)	1,417
206	Banca Monte dei Paschi di Siena S.p.A. (k)	694
362	Banca Nazionale del Lavoro S.p.A. (a) (k)	1,163
87	Banca Popolare di Milano Scarl (k)	832
43	Banca Popolare di Verona e Novara Scrl (k)	800
30	Banche Popolari Unite Scrl (k)	636
26	Benetton Group S.p.A. (k)	247
46	Bulgari S.p.A.	543
282	Capitalia S.p.A. (k)	1,472
142	Edison S.p.A. (a) (k)	288
779	Enel S.p.A. (k)	7,456
573	ENI S.p.A. (k)	14,898
84	Fiat S.p.A. (a) (k)	611
57	FinecoGroup S.p.A. (a) (k)	506
1,102	Finmeccanica S.p.A. (k)	1,118
59	Gruppo Editoriale L’Espresso S.p.A. (k)	369
33		552
23	Luxottica Group S.p.A. (k)	462
14	Marzotto S.p.A. (k)	285
146	Mediaset S.p.A. (k)	2,102
151	Mediobanca S.p.A. (k)	2,614
30	Mediolanum S.p.A. (k)	207
434	Pirelli & C S.p.A. (k)	539
83	Riunione Adriatica di Sicurta S.p.A.	1,966
258	Sanpaolo IMI S.p.A. (k)	4,037
357	Seat Pagine Gialle S.p.A. (a) (k)	149
98	Sirti S.p.A. (a) (k)	262
140	Snam Rete Gas S.p.A. (k)	777
193	SNIA S.p.A. (a) (k)	63
39	Sorin S.p.A. (a) (k)	125
704	Telecom Italia Media S.p.A. (a) (k)	394
1,548	Telecom Italia S.p.A. (k)	5,849
1,476	Telecom Italia S.p.A. (RNC) (k)	4,615
131	Terna S.p.A. (a) (k)	349
621	TIM S.p.A.	4,154
59	Tiscali S.p.A. (a) (k)	209
881	UniCredito Italiano S.p.A. (k)	5,177

		82,911

Shares	Security Description	Value

Japan — 22.0%
70	77 Bank Ltd. (The) (k)	504
9	Acom Co., Ltd. (k)	626
6	Advantest Corp. (k)	484
69	Aeon Co., Ltd. (k)	1,162
1	Aeon Credit Service Co., Ltd. (k)	57
6	Aiful Corp. (k)	443
3	Aiful Corp. (a) (k)	217
71	Ajinomoto Co., Inc. (k)	860
22	Alps Electric Co., Ltd. (k)	346
38	Amada Co., Ltd. (k)	234
23	Amano Corp. (k)	263
1	Anritsu Corp. (k)	6
9	Aoyama Trading Co., Ltd. (k)	247
58	Asahi Breweries Ltd. (k)	745
91	Asahi Glass Co., Ltd. (k)	960
152	Asahi Kasei Corp. (k)	749
52	Astellas Pharmaceutical, Inc.	1,755
6	Autobacs Seven Co., Ltd. (k)	178
11	Bank of Fukuoka Ltd. (The) (k)	67
143	Bank of Yokohama Ltd. (The) (k)	870
9	Benesse Corp. (k)	318
75	Bridgestone Corp. (k)	1,382
94	Canon, Inc.	5,016
34	Casio Computer Co., Ltd. (k)	444
- (h)	Central Japan Railway Co. (k)	1,026
48	Chiba Bank Ltd. (The) (k)	309
74	Chubu Electric Power Co., Inc. (k)	1,782
28	Chugai Pharmaceutical Co., Ltd. (k)	425
46	Citizen Watch Co., Ltd. (k)	439
19	COMSYS Holdings Corp. (k)	159
21	Credit Saison Co., Ltd. (k)	743
2	CSK Corp. (k)	66
83	Dai Nippon Printing Co., Ltd. (k)	1,356
53	Daicel Chemical Industries Ltd. (k)	293
34	Daiichi Pharmaceutical Co., Ltd. (k)	787
25	Daikin Industries Ltd. (k)	635
34	Daimaru, Inc. (k)	303
105	Dainippon Ink and Chemicals, Inc. (k)	286
11	Daito Trust Construction Co., Ltd. (k)	476
151	Daiwa Securities Group, Inc. (k)	993
68	Denki Kagaku Kogyo K K (k)	247
65	Denso Corp. (k)	1,623
- (h)	Dentsu, Inc. (k)	194
10	Dowa Mining Co., Ltd. (k)	64
- (h)	East Japan Railway Co. (k)	2,174
37	Ebara Corp. (k)	164
30	Eisai Co., Ltd. (k)	1,020
9	Electric Power Development Co. (k)	289
- (h)	FamilyMart Co., Ltd. (k)	13
15	Fanuc Ltd. (k)	963
6	Fanuc Ltd. (k)	388
47	Fuji Photo Film Co., Ltd. (k)	1,695
- (h)	Fuji Television Network, Inc. (k)	224
49	Fujikura Ltd. (k)	212
203	Fujitsu Ltd. (k)	1,216
57	Furukawa Electric Co., Ltd. (a) (k)	261
- (h)	Goodwill Group, Inc. (The) (k)	52
128	Gunma Bank Ltd. (The) (k)	735
31	Gunze Ltd. (k)	146
30	Hankyu Department Stores (k)	237
4	Hirose Electric Co., Ltd. (k)	445
362	Hitachi Ltd. (k)	2,244
63	Hokuhoku Financial Group, Inc. (k)	191
85	Honda Motor Co., Ltd. (k)	4,243
15	House Foods Corp. (k)	221
13	Hoya Corp. (k)	1,462
26	Isetan Co., Ltd. (k)	332
60	Ishihara Sangyo Kaisha Ltd. (k)	139
82	Ishikawajima-Harima Heavy Industries Co., Ltd. (a) (k)	132
38	Ito-Yokado Co., Ltd. (k)	1,527
165	Itochu Corp. (k)	829
2	Itochu Techno-Science Corp. (k)	60
1	Jafco Co., Ltd. (a) (k)	70
86	Japan Airlines Corp. (k)	251
- (h)	Japan Tobacco, Inc. (k)	721
61	JFE Holdings, Inc. (k)	1,698
30	JGC Corp. (k)	325
32	JS Group Corp. (k)	584
5	JSR Corp. (k)	93
115	Kajima Corp. (k)	473
31	Kamigumi Co., Ltd. (k)	263
9	Kanebo Ltd. (a) (k)	131
44	Kaneka Corp. (k)	484
93	Kansai Electric Power Co., Inc. (k)	1,866
68	Kao Corp. (k)	1,565
181	Kawasaki Heavy Industries Ltd. (k)	312
67	Kawasaki Kisen Kaisha Ltd. (k)	462
96	Keihin Electric Express Railway Co., Ltd. (k)	594
3	Keyence Corp. (k)	624
24	Kikkoman Corp. (k)	238
29	Kinden Corp. (k)	228
201	Kintetsu Corp. (k)	680
100	Kirin Brewery Co., Ltd. (k)	970
74	Kobe Steel Ltd. (k)	129
21	Kokuyo Co., Ltd. (k)	261
117	Komatsu Ltd. (k)_	876
10	Komori Corp. (k)	145
11	Konami Corp. (k)	254
52	Konica Minolta Holdings, Inc. (k)	529
23	Koyo Seiko Co., Ltd. (k)	306
133	Kubota Corp. (k)	709
47	Kuraray Co., Ltd. (k)	416
18	Kurita Water Industries Ltd. (k)	289
19	Kyocera Corp. (k)	1,335
52	Kyowa Hakko Kogyo Co., Ltd. (k)	394
4	Lawson, Inc. (k)	153
1	Mabuchi Motor Co., Ltd. (k)	60
17	Makita Corp. (k)	313
66	Marubeni Corp. (k)	211
42	Marui Co., Ltd. (k)	561
254	Matsushita Electric Industrial Co., Ltd. (k)	3,725
36	Matsushita Electric Works Ltd. (k)	308
43	Meiji Dairies Corp. (k)	240
41	Meiji Seika Kaisha Ltd. (k)	204
- (h)	Millea Holdings, Inc. (k)	2,553
45	Minebea Co., Ltd. (k).	192
210	Mitsubishi Chemical Corp. (k)	668
129	Mitsubishi Corp. (k)	1,670
210	Mitsubishi Electric Corp. (k)	1,082
124	Mitsubishi Estate Co., Ltd. (k)	1,440
52	Mitsubishi Gas Chemical Co., Inc. (k)	243
329	Mitsubishi Heavy Industries Ltd. (k)	874
25	Mitsubishi Logistics Corp. (k)	279
138	Mitsubishi Materials Corp. (k)	329
88	Mitsubishi Rayon Co., Ltd. (k)	323
1	Mitsubishi Tokyo Financial Group, Inc. (k)	4,393
154	Mitsui & Co., Ltd. (k)	1,417
20	Mitsui Chemicals, Inc. (k)	112
113	Mitsui Engineering & Shipbuilding Co., Ltd. (a) (k)	214
91	Mitsui Fudosan Co., Ltd. (k)	1,061
70	Mitsui Mining & Smelting Co., Ltd. (k)	307
114	Mitsui OSK Lines Ltd. (k)	731
156	Mitsui Sumitomo Insurance Co., Ltd. (k)	1,424
57	Mitsui Trust Holdings, Inc. (k)	566
64	Mitsukoshi Ltd. (k)	334
1	Mizuho Financial Group, Inc. (k)	4,150
26	Murata Manufacturing Co., Ltd. (k)	1,385
16	Namco Ltd. (k)	210
105	NEC Corp. (k)	631
- (h)	NET One Systems Co., Ltd.	87

Shares	Security Description	Value

46	NGK Insulators Ltd. (k)	452
31	NGK Spark Plug Co., Ltd. (k)	325
50	Nichirei Corp. (k)	188
5	Nidec Corp. (k)	579
174	Nikko Cordial Corp. (k)	869
24	Nikon Corp. (k)	275
12	Nintendo Co., Ltd. (k)	1,310
116	Nippon Express Co., Ltd. (k)	607
15	Nippon Meat Packers, Inc. (k)	193
85	Nippon Mining Holdings, Inc. (k)	466
163	Nippon Oil Corp. (k)	1,154
- (h)	Nippon Paper Group, Inc. (k)	479
56	Nippon Sheet Glass Co., Ltd. (k)	236
24	Nippon Shokubai Co., Ltd. (k)	215
737	Nippon Steel Corp. (k)	1,858
1	Nippon Telegraph & Telephone Corp. (k)	2,518
122	Nippon Yusen KK (k)	734
40	Nishimatsu Construction Co., Ltd. (k)	152
279	Nissan Motor Co., Ltd. (k)	2,855
7	Nisshin Steel Co., Ltd. (k)	19
40	Nisshinbo Industries, Inc. (k)	322
14	Nissin Food Products Co., Ltd. (k)	374
- (h)	Nitori Co., Ltd. (k)	3
19	Nitto Denko Corp. (k)	1,006
9	NOK Corp. (k)	222
212	Nomura Holdings, Inc. (k)	2,942
70	NSK Ltd. (k)	361
61	NTN Corp. (k)	336
- (h)	NTT Data Corp. (k)	515
2	NTT DoCoMo, Inc. (k)	3,684
71	Obayashi Corp. (k)	440
- (h)	Obic Co., Ltd. (k)	23
101	Oji Paper Co., Ltd. (k)	567
5	Oki Electric Industry Co., Ltd. (k)	21
38	Okumura Corp. (k)	232
30	Olympus Corp. (k)	688
30	Omron Corp. (k)	658
22	Onward Kashiyama Co., Ltd. (k)	323
4	Oracle Corp. Japan (k)	205
- (h)	Oriental Land Co., Ltd. (k)	29
10	Orix Corp. (k)	1,307
278	Osaka Gas Co., Ltd. (k)	856
17	Pioneer Corp. (k)	308
11	Promise Co., Ltd. (k)	776
- (h)	Rakuten, Inc. (k)	348
485	Resona Holdings, Inc. (a) (k)	970
81	Ricoh Co., Ltd. (k)	1,389
13	Rohm Co., Ltd. (k)	1,204
1	Ryohin Keikaku Co., Ltd. (k)	54
22	Sanden Corp. (k)	110
40	Sankyo Co., Ltd. (k)	850
175	Sanyo Electric Co., Ltd. (k)	543
37	Sapporo Holdings Ltd. (k)	174
27	Secom Co., Ltd. (k)	1,135
6	Sega Sammy Holdings, Inc. (k)	340
5	Seiko Epson Corp. (k)	203
28	Seino Transportation Co., Ltd. (k)	271
55	Sekisui Chemical Co., Ltd. (k)	397
61	Sekisui House Ltd. (k)	653
42	Seven-Eleven Japan Co., Ltd. (k)	1,218
110	Sharp Corp. (k)	1,660
7	Shimachu Co., Ltd. (k)	179
- (h)	Shimamura Co., Ltd. (k)	13
16	Shimano, Inc. (k)	535
69	Shimizu Corp. (k)	350
40	Shin-Etsu Chemical Co., Ltd. (k)	1,522
32	Shinsei Bank Ltd. (k)	182
39	Shionogi & Co., Ltd. (k)	538
49	Shiseido Co., Ltd. (k)	641
15	Shizuoka Bank Ltd. (The) (k)	154
135	Showa Denko KK (k)	354
14	Skylark Co., Ltd. (k)	238
6	SMC Corp./Japan (k)	721
48	Snow Brand Milk Products Co., Ltd. (a) (k)	158
23	Softbank Corp. (a) (k)	960
2	Sojitz Holdings Corp. (a) (k)	10
74	Sompo Japan Insurance, Inc. (k)	771
104	Sony Corp. (k)	4,140
11	Stanley Electric Co., Ltd. (k)	169
161	Sumitomo Chemical Co., Ltd. (k)	792
103	Sumitomo Corp. (k)	880
84	Sumitomo Electric Industries Ltd.	892
77	Sumitomo Heavy Industries Ltd. (k)	301
299	Sumitomo Metal Industries Ltd. (k)	537
65	Sumitomo Metal Mining Co., Ltd. (k)	489
- (h)	Sumitomo Mitsui Financial Group, Inc. (k)	2,943
60	Sumitomo Osaka Cement Co., Ltd. (k)	157
35	Sumitomo Realty & Development Co., Ltd. (k)	424
148	Sumitomo Trust & Banking Co., Ltd. (The) (k)	965
14	Suruga Bank Ltd. (k)	122
14	T&D Holdings, Inc. (k)	692
115	Taiheiyo Cement Corp. (k)	323
29	Taisei Corp. (k)	110
25	Taisho Pharmaceutical Co., Ltd. (k)	528
25	Takara Holdings, Inc. (k)	173
39	Takashimaya Co., Ltd. (k)	399
99	Takeda Pharmaceutical Co., Ltd. (k)	4,721
8	Takefuji Corp. (k)	545
14	Takuma Co., Ltd. (k)	119
15	TDK Corp. (k)	992
107	Teijin Ltd. (k)	455
60	Teikoku Oil Co., Ltd. (k)	436
17	Terumo Corp. (k)	498
2	TIS, Inc. (k)	62
118	Tobu Railway Co., Ltd. (k)	477
23	Toho Co., Ltd. (k)	383
70	Tohoku Electric Power Co., Inc. (k)	1,300
12	Tokyo Broadcasting System, Inc. (k)	234
126	Tokyo Electric Power Co., Inc. (The) (k)	3,040
16	Tokyo Electron Ltd. (k)	909
344	Tokyo Gas Co., Ltd. (k)	1,384
14	Tokyo Style Co., Ltd. (k)	157
119	Tokyu Corp. (k)	620
10	Tokyu Land Corp. (k)	40
77	Toppan Printing Co., Ltd. (k)	844
151	Toray Industries, Inc. (k)	676
257	Toshiba Corp. (k)	1,069
77	Tosoh Corp. (k)	379
47	Toto Ltd. (k)	406
22	Toyo Seikan Kaisha Ltd. (k)	405
120	Toyobo Co., Ltd. (k)	292
6	Toyoda Gosei Co., Ltd. (k)	112
318	Toyota Motor Corp. (k)	11,777
12	Trend Micro, Inc. (k)	492
119	Ube Industries Ltd. (k)	245
- (h)	UFJ Holdings, Inc. (a) (k)	2,267
7	Uni-Charm Corp. (k)	329
22	UNY Co., Ltd. (k)	263
1	USS Co., Ltd. (k)	95
18	Wacoal Corp. (k)	240
- (h)	West Japan Railway Co. (k)	729
- (h)	World Co., Ltd. (k)	3
- (h)	World Co., Ltd. (k)	425
- (h)	Yahoo! Japan Corp. (a) (k)	422
14	Yakult Honsha Co., Ltd. (k)	267
2	Yamada Denki Co., Ltd. (k)	97
23	Yamaha Corp. (k)	324
51	Yamato Transport Co., Ltd.	721
28	Yamazaki Baking Co., Ltd. (k)	260
34	Yokogawa Electric Corp. (k)	460

		208,012

Luxembourg — 0.3%

Shares	Security Description	Value

55	Arcelor (K)	1,254
30	Stolt Offshore S.A. (a) (k)	235
232	Tenaris S.A. (k)	1,422

		2,911

Mexico — 0.5%
26	Alfa S.A. de C.V. (a) (k)	137
420	America Movil S.A. de C.V. (k)	1,082
57	Cemex S.A. de C.V. (CPO) (k)	416
19	Controlodora Comercial Mexicana (k)	19
32	Fomento Economico Mexicano S.A. de C.V. (k)	171
32	Grupo Carso S.A. de C.V., Class A1 (k)	161
34	Grupo Continental S.A. (k)	62
73	Grupo Mexico S.A. de C.V. (a) (k)	386
64	Grupo Modelo S.A. (k)	190
121	Grupo Televisa S.A. (k)	355
34	Industrias Penoles S.A. de C.V. (k)	175
65	Kimberly-Clark de Mexico S.A. de C.V. (k)	194
179	Telefonos de Mexico S.A. de C.V., Class A (k)	309
494	Telefonos de Mexico S.A. de C.V., Class L (k)	853
29	Vitro S.A. de C.V. (k)	24
125	Wal-Mart de Mexico S.A. de C.V., Series V (k)	440

		4,974

Netherlands — 3.0%
101	ABN Amro Holdings N.V. (k)	2,517
85	Aegon N.V. (k)	1,151
15	Akzo Nobel N.V. (k)	687
34	ASML Holding N.V. (a) (k)	576
3	DSM N.V.	182
3	Euronext N.V. (k)	93
24	European Aeronautic Defence & Space Co. (k)	714
23	Getronics N.V. (a) (k)	53
67	Hagemeyer N.V. (a) (k)	171
22	Heineken N.V. (k)	759
2	IHC Caland N.V. (k)	134
111	ING Groep N.V. (CVA) (k)	3,346
39	James Hardie Industries N.V. (k)	180
75	Koninklijke (Royal) Philips Electronics N.V. (k)	2,065
92	Koninklijke Ahold N.V. (a) (k)	773
19	Qiagen N.V. (a) (k)	230
1	Randstad Holdings N.V. (k)	51
38	Reed Elsevier N.V. (k)	567
128	Royal Dutch Petroleum Co. (k)	7,668
126	Royal KPN N.V.	1,132
8	Royal Numico N.V. (a) (k)	345
72	STMicroelectronics N.V. (k)	1,195
19	TPG N.V.	529
34	Unilever N.V. (CVA) (k)	2,323
8	Vedior N.V. (CVA) (k)	138
14	VNU N.V.	396
1	Wereldhave N.V. (a) (k)	118
19	Wolters Kluwer N.V. (CVA) (k)	349

		28,442

New Zealand — 0.4%
31	Auckland International Airport Ltd. (k)	178
138	Carter Holt Harvey Ltd. (k)	193
20	Contact Energy Ltd. (k)	95
117	Fisher & Paykel Appliances Holdings Ltd. (k)	247
123	Fisher & Paykel Healthcare Corp. (k)	262
109	Fletcher Building Ltd. (k)	513
26	Independent Newspapers Ltd. (k)	110
16	NGC Holdings Ltd. (k)	36
49	Sky City Entertainment Group Ltd. (k)	170
9	Sky Network Television Ltd. (a) (k)	42
431	Telecom Corp. of New Zealand Ltd. (k)	1,861
4	Tenon Ltd. (a) (k)	13
57	Tower Ltd. (a) (k)	72
11	Warehouse Group Ltd. (k)	32
12	Waste Management NZ Ltd. (k)	50

		3,874

Norway — 1.5%
1	Aker ASA (a) (k)	9
210	DNB NOR ASA (k)	2,150
16	Hafslund ASA, Class A (k)	104
48	Hafslund ASA, Class B (k)	314
29	Norsk Hydro ASA (k)	2,391
31	Norske Skogindustrier ASA (k)	613
52	Orkla ASA (k)	1,921
3	Petroleum Geo-Services ASA (a) (k)	203
24	Schibsted ASA (k)	625
14	Smedvig ASA, Class A (k)	263
128	Statoil ASA (k)	2,184
64	Storebrand ASA (k)	578
22	Tandberg ASA (k)	232
213	Telenor ASA (k)	1,917
27	Yara International ASA (a) (k)	412

		13,916

Philippines — 0.6%
4,586	Ayala Land, Inc. (k)	694
703	Bank of the Philippine Islands (k)	653
1,657	Filinvest Land, Inc. (a) (k)	45
92	Manila Electric Co., Class B (a) (k)	43
480	Metropolitan Bank & Trust (k)	302
1,740	Petron Corp. (k)	113
72	Philippine Long Distance Telephone (k)	1,804
252	San Miguel Corp. (k)	375
9,202	SM Prime Holdings (k)	1,310

		5,339

Portugal — 0.8%
180	Banco BPI S.A. (Registered) (k)	734
437	Banco Comercial Portugues S.A. (k)	1,191
22	Banco Espirito Santo S.A. (Registered) (k)	386
65	Brisa-Auto Estradas de Portugal S.A. (k)	547
81	Cimpor Cimentos de Portugal S.A. (k)	453
288	Energias de Portugal S.A. (k)	803
23	Jeronimo Martins (a) (k)	347
182	Portugal Telecom SGPS S.A. (Registered) (k)	2,134
4	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (k)	111
403	Sonae SGPS S.A. (k)	606

		7,312

Singapore — 0.4%
25	CapitaCommercial Trust (REIT) (k)	22
115	CapitaLand Ltd. (k)	163
48	Chartered Semiconductor Manufacturing Ltd. (a) (k)	29
43	City Developments Ltd. (k)	168
77	ComfortDelgro Corp., Ltd. (k)	78
5	Creative Technology Ltd. (k)	53
66	DBS Group Holdings Ltd. (k)	595
40	Haw Par Corp., Ltd. (k)	129
18	Jardine Cycle & Carriage Ltd. (k)	128
53	Keppel Corp., Ltd. (k)	350
60	Neptune Orient Lines Ltd. (k)	133
46	Oversea-Chinese Banking Corp. (k)	384
121	Parkway Holdings Ltd. (k)	120
134	SembCorp Industries Ltd. (k)	157
34	Singapore Airlines Ltd. (k)	242
131	Singapore Press Holdings Ltd. (k)	362
140	Singapore Telecommunications Ltd. (k)	219
4	STATS ChipPAC Ltd. (a) (k)	2
78	United Overseas Bank Ltd. (k)	678
18	Venture Corp., Ltd. (k)	148

		4,160

South Africa — 0.6%
6	Anglo American Platinum Corp., Ltd. (k)	231
54	Anglo American plc (k)	1,266
6	AngloGold Ashanti Ltd. (k)	213
6	AVI Ltd. (k)	14
13	Barloworld Ltd. (k)	206
2	Bidvest Group Ltd. (k)	26
6	Consol Ltd. (a) (k)	10
4	Edgars Consolidated Stores Ltd. (k)	161
303	FirstRand Ltd. (k)	647
27	Gold Fields Ltd.	310

Shares	Security Description	Value

5	Harmony Gold Mining Co., Ltd. (k)	40
1	Impala Platinum Holdings Ltd. (k)	78
9	Imperial Holdings Ltd. (a) (k)	147
1	Investec Ltd. (k)	32
11	Liberty Group Ltd. (k)	114
30	Metropolitan Holdings Ltd. (k)	50
15	Mittal Steel South Africa Ltd. (k)	153
16	MTN Group Ltd. (k)	113
15	Nampak Ltd. (k)	38
4	Naspers Ltd., Class N (k)	41
14	Nedcor Ltd. (k)	169
15	Sanlam Ltd. (k)	30
14	Sappi Ltd. (k)	171
37	Sasol Ltd. (k)	868
15	Shoprite Holdings Ltd. (k)	33
12	Standard Bank Group Ltd. (k)	120
7	Telkom South Africa Ltd. (k)	114
8	Tiger Brands Ltd. (k)	128

		5,523

South Korea — 0.5%
2	Cheil Communications, Inc. (k)	409
12	Daelim Industrial Co. (k)	631
25	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (k)	474
10	Daishin Securities Co., Ltd. (a) (k)	141
8	Hyundai Mobis (k)	548
6	LG Chem Ltd. (k)	237
3	LG Electronics, Inc. (k)	169
4	POSCO (k)	715
1	Samsung Electronics Co., Ltd. (k)	690
8	Samsung Fire & Marine Insurance Co., Ltd. (a) (k)	637
1	Shinsegae Co., Ltd. (k)	241
1	SK Telecom Co., Ltd. (k)	197

		5,089

Spain — 5.0%
27	Abertis Infraestructuras S.A. (k)	620
1	Acciona S.A. (k)	116
34	Acerinox S.A. (k)	561
47	ACS Actividades Cons y Serv (k)	1,161
35	Altadis S.A. (k)	1,416
5	Altadis S.A. (k)	214
57	Amadeus Global Travel Distribution S.A. Class A (k)	538
2	Antena 3 de Television S.A. (a) (k)	152
381	Banco Bilbao Vizcaya Argentaria S.A. (k)	6,193
13	Banco Popular Espanol S.A. (k)	820
736	Banco Santander Central Hispano S.A.	8,951
10	Cintra Concesiones de Infraestructuras de Transporte S.A. (a) (k)	112
14	Corp. Financiera Alba (k)	555
43	Corp. Mapfre S.A. (k)	669
122	Endesa S.A. (k)	2,757
10	Fomento de Construcciones y Contratas S.A. (k)	509
5	Gamesa Corp.Tecnologica S.A. (k)	65
34	Gas Natural SDG S.A. (k)	988
6	Grupo Ferrovial S.A. (k)	319
100	Iberdrola S.A. (k)	2,609
51	Iberia Lineas Aereas de Espana (k)	171
31	Inditex S.A. (k)	912
21	Indra Sistemas S.A. (k)	371
7	Metrovacesa S.A. (k)	367
4	Promotora de Informaciones S.A. (k)	80
114	Repsol YPF S.A. (k)	3,010
16	Sacyr Vallehermoso S.A. (k)	278
17	Sociedad General de Aguas de Barcelona S.A., Class A (k)	367
4	Sogecable S.A. (a) (k)	164
11	Telefonica Publicidad e Informacion S.A. (k)	102
570	Telefonica S.A. (k)	9,893
20	Telefonica S.A. (ADR) (k)	1,040
9	Telefonica S.A. (BDR) (k)	153
46	Telepizza (k)	100
31	Union Fenosa S.A. (k)	918
22	Zeltia S.A. (k)	182

		47,433

Sweden — 1.8%
20	Assa Abloy AB, Class B (k)	289
13	Atlas Copco AB, Class A (k)	646
10	D Carnegie AB (k)	117
23	Electrolux AB, Class B (k)	530
13	Eniro AB (a) (k)	152
12	Fabege AB (a) (k)	185
26	Gambro AB, A Shares (k)	353
4	Getinge AB, B Shares (k)	56
33	Hennes & Mauritz AB, Class B (k)	1,148
12	Hoganas AB, Class B (k)	336
4	Holmen AB, B Shares (a) (k)	125
1	Modern Times Group AB, Class B (k)	17
254	Nordea Bank AB (a) (k)	2,577
14	Sandvik AB (k)	599
4	Scania AB, Class B (k)	168
35	Securitas AB, Class B (k)	564
67	Skandia Forsakrings AB (k)	340
68	Skandinaviska Enskilda Banken AB, Class A (a) (k)	1,282
27	Skanska AB, Class B (a) (k)	324
7	SKF AB, Class B (k)	343
1	Ssab Svenskt Stal AB, Class A (k)	28
3	Ssab Svenskt Stal AB, Class B (k)	66
20	Ssab Svenskt Stal AB, Class B (k)	737
51	Svenska Handelsbanken AB, Class A (k)	1,195
12	Swedish Match AB (k)	145
5	Tele2 AB, B Shares (k)	171
1,098	Argent	3,098
125	TeliaSonera AB (k)	747
8	Trelleborg AB, Class B (k)	143
3	Volvo AB, Class A (k)	118
19	Volvo AB, Class B (k)	858

		17,457

Switzerland — 1.6%
30	ABB Ltd. (a) (k)	185
7	Adecco S.A. (Registered) (k)	370
10	Compagnie Financiere Richemont AG, Class A (k)	305
3	Converium Holding AG (k)	26
29	Credit Suisse Group (a) (k)	1,246
- (h)	Givaudan S.A. (Registered) (k)	125
2	Lonza Group AG (Registered) (k)	131
10	Nestle S.A. (Registered) (k)	2,786
63	Novartis AG (Registered) (k)	2,963
3	Roche Holding AG (k)	351
17	Roche Holding AG (k)	1,795
- (h)	SGS S.A. (k)	296
12	Swatch Group AG (k)	332
8	Swiss Reinsurance (Registered) (k)	575
1	Swisscom AG (Registered) (k)	371
3	Syngenta AG (a) (k)	365
33	UBS AG (Registered) (k)	2,781
3	Zurich Financial Services AG (a) (k)	527

		15,530

Taiwan — 0.5%
364	Asustek Computer, Inc. (k)	1,000
2,010	Far Eastern Textile Co., Ltd. (k)	1,317
467	Quanta Computer, Inc. (k)	781
1,144	Taishin Financial Holdings Co., Ltd. (k)	1,022
928	Taiwan Cellular Corp. (k)	942

		5,062

Thailand — 0.5%
200	Advance Agro PCL (a) (k)	128
65	Advanced Information Service PCL (Foreign) (k)	165
171	Bangkok Bank PCL (Foreign) (k)	488
152	Electricity Generating PCL (k)	287
751	Hana Microelectronics PCL (k)	424
604	ICC International PCL (Foreign) (k)	625
306	Kasikornbank PCL (Foreign) (k)	458
576	Nation Multimedia Group PCL (k)	184
101	PTT Exploration & Production PCL (k)	770
424	Shin Corp. PCL (k)	425

Shares	Security Description	Value

137	Siam Cement PCL (Foreign) (k)	924

		4,878

Turkey — 0.5%
46	Akbank TAS (k)	225
48	Akcansa Cimento A.S. (k)	172
3	Aksa Akrilik Kimya Sanayii (a) (k)	31
156	Aksigorta A.S. (k)	551
4	Alarko Holding A.S. (a) (k)	110
16	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (k)	312
38	Arcelik (a) (k)	220
41	Aygaz A.S. (k)	94
167	Cimsa Cimento Sanayi VE Tica (k)	647
75	Eregli Demir ve Celik Fabrikalari TAS (k)	357
31	Ford Otomotiv Sanayi A.S. (k)	232
40	Migros Turk TAS (k)	274
1	Nortel Networks Netas Telekomunikasyon A.S. (a) (k)	25
41	Tofas Turk Otomobil Fabrik (a) (k)	75
49	Trakya Cam Sanayi A.S. (k)	164
3	Tupras Turkiye Petrol Rafine (k)	46
90	Turkiye Garanti Bankasi A.S. (a) (k)	339
67	Turkiye Is Bankasi (k)	384
99	Vestel Elektronik Sanayi (a) (k)	395
54	Yapi ve Kredi Bankasi (a) (k)	213

		4,866

United Kingdom — 9.7%
32	3i Group plc (k)	407
11	Aegis Group plc (k)	22
6	Alliance Unichem plc (k)	85
6	Amec plc (k)	36
25	Amvescap plc (k)	159
56	Anglo American plc (k)	1,336
36	ARM Holdings plc (k)	72
5	Arriva plc (k)	52
67	AstraZeneca plc (k)	2,657
88	Aviva plc (k)	1,053
57	BAA plc (k)	633
144	BAE Systems plc (k)	706
9	Balfour Beatty plc (k)	55
252	Barclays plc(k)	2,580
19	Barratt Developments plc (k)	241
2	BBA Group plc (k)	9
1	Bellway plc (k)	21
2	Berkeley Group Holdings plc Unit (k)	26
165	BG Group plc (k)	1,284
94	BHP Billiton plc (k)	1,258
13	BOC Group plc (k)	252
42	Boots Group plc (k)	495
881	BP plc (k)	9,149
9	BPB plc (k)	86
61	Brambles Industries plc (k)	348
15	British Airways plc (a)	74
65	British American Tobacco plc	1,143
39	British Land Co. plc	596
50	British Sky Broadcasting plc	553
337	BT Group plc (k)	1,307
1	Bunzl plc	11
90	Cable & Wireless plc	221
101	Cadbury Schweppes plc	1,009
19	Capita Group plc	133
8	Carnival plc (k)	440
8	Cattles plc (k)	50
185	Centrica plc (k)	808
2	Close Brothers Group plc (k)	34
112	Compass Group plc (k)	509
35	Cookson Group plc (a) (k)	26
146	Corus Group plc (a) (k)	149
4	Daily Mail & General Trust (k)	50
130	Diageo plc (k)	1,839
95	Dixons Group plc (k)	274
5	DX Services plc (a) (k)	39
37	Electrocomponents plc (k)	171
8	Emap plc (k)	128
47	EMI Group plc (k)	210
200	Energis plc (a) (k)	3
7	Enterprise Inns plc (k)	95
4	Exel plc (k)	65
13	Firstgroup plc (k)	84
6	FKI plc (k)	13
64	Friends Provident plc (k)	213
55	GKN plc (k)	265
240	GlaxoSmithKline plc (k)	5,505
15	Group 4 Securicor plc (a) (k)	38
44	GUS plc	756
52	Hanson plc (k)	490
108	Hays plc (k)	271
156	HBOS plc (k)	2,436
95	Hilton Group plc (k)	539
1	HMV Group plc (k)	7
445	HSBC Holdings plc (k)	7,042
16	ICAP plc (k)	85
56	Imperial Chemical Industries plc	285
33	Imperial Tobacco Group plc (k)	860
1	Inchcape plc (k)	55
37	Intercontinental Hotels Group plc (k)	431
87	International Power plc (a) (k)	295
1	Intertek Group plc (k)	21
211	Invensys plc (a) (k)	62
191	ITV plc (k)	460
61	J Sainsbury plc (k)	335
5	Johnson Matthey plc (k)	85
9	Kelda Group plc (k)	104
32	Kesa Electricals plc (k)	183
110	Kiddle plc (k)	348
98	Kingfisher plc (k)	536
38	Land Securities Group plc (k)	920
304	Legal & General Group plc (k)	650
220	Lloyds TSB Group plc (k)	1,984
38	LogicaCMG plc (k)	126
5	London Stock Exchange plc (k)	42
11	Man Group plc (k)	278
7	Marconi Corp. plc (a) (k)	72
89	Marks & Spencer Group plc (k)	582
5	Meggitt plc (k)	25
10	MFI Furniture plc (k)	21
31	Misys plc (k)	131
41	Mitchells & Butlers plc (k)	268
2	National Express Group plc (k)	41
139	National Grid Transco plc (k)	1,285
8	Next plc (k)	235
43	O2 plc (a) (k)	96
25	Old Mutual plc (k)	64
37	Pearson plc (k)	454
64	Peninsular and Oriental Steam Navigation Co. (The) (k)	349
7	Persimmon plc (k)	105
98	Pilkington plc (k)	220
7	Provident Financial plc (k)	98
90	Prudential plc (k)	857
5	Punch Taverns plc (k)	60
51	Rank Group plc (k)	262
26	Reckitt Benckiser plc (k)	832
61	Reed Elsevier plc (k)	628
94	Rentokil Initial plc (k)	288
61	Reuters Group plc (k)	467
38	Rexam plc (k)	345
49	Rio Tinto plc (k)	1,589
2,719	Rolls-Royce Group plc (k)	5
54	Rolls-Royce Group plc (a) (k)	250
104	Royal & Sun Alliance Insurance Group plc (k)	155
127	Royal Bank of Scotland Group plc (k)	4,046
26	SABMiller plc (k)	415
65	Sage Group plc (k)	249
16	Schroders plc (k)	208

Shares	Security Description	Value

32	Scottish & Newcastle plc (k)	282
32	Scottish & Southern Energy plc (k)	540
98	Scottish Power plc (k)	757
3	Serco Group plc (k)	16
10	Severn Trent plc (k)	181
376	Shell Transport & Trading Co. plc (Registered) (k)	3,385
35	Signet Group plc (k)	72
34	Smiths Group plc (k)	539
3	SSL International plc (k)	15
23	Stagecoach Group plc (k)	49
16	Tate & Lyle plc (k)	163
60	Taylor Woodward plc (k)	345
304	Tesco plc (k)	1,818
18	Tomkins plc (k)	89
4	Trinity Mirror plc (k)	55
106	Unilever plc (k)	1,050
8	United Business Media plc (k)	79
13	United Utilities plc (k)	150
10	United Utilities plc (k)	86
2,708	Vodafone Group plc (k)	7,192
4	Whitbread plc (k)	64
6	William Hill plc (k)	67
13	Wimpey George plc (k)	106
19	Wolseley plc (k)	404
114	Woolworths Group plc (k)	117
50	WPP Group plc (k)	566
21	Yell Group plc (k)	191

		91,843

	Total Common Stocks
	(Cost $639,614)	919,553

iSHARES — 0.2%
Germany — 0.1%
17	MSCI Germany Index Fund	305

Hong Kong — 0.0% (g) (k)
8	MSCI Hong Kong Index	93

Pacific ex-Japan 0.1% (k)
9	MSCI Pacific ex-Japan Index Fund	849

Singapore — 0.0% (g) (k)
19	MSCI Singapore Index Fund	139

Taiwan — 0.0% (g) (k)
11	MSCI Taiwan Index Fund	124

	Total iShares
	(Cost $1,496)	1,510

PREFERRED STOCKS — 0.9%
Brazil — 0.5%
65	Aracruz Celulose S.A. (k)	233
16	Banco Bradesco S.A. (k)	457
6	Banco Itau Holding Financeira S.A. (Preference) (k)	938

Shares	Security Description	Value

7,316	Brasil Telecom Participacoes S.A. (k)	47
5,986	Cia Brasileira de Distribuicao Grupo Pao de Acucar (k)	127
2,930	Cia Energetica de Minas Gerais S.A.	67
45	Cia Vale do Rio Doce (k)	1,212
788	Companhia de Bebidas	229
31	Petroleo Brasileiro S.A.	1,205
10	Tele Norte Leste Participacoe (a) (k)	158
21,034	Telesp Celular Participacoes S.A. (a) (k)	50
24	Uniao De Bancos Brasileiros (Unibanco) (k)	69
13	Votorantim Celulosee e Papel S.A. (k)	169

		4,961

Germany — 0.4%
1	Fresenius Medical Care (k)	71
11	Henkel KGaA (k)	955
2	Porsche AG (k)	1,429
12	Fresenius Medical Care (k)	653
17	Volkswagen AG (k)	601

		3,709

Singapore — 0.0% (g)
34	Oversea-Chinese Banking Corp., Class G	21

	Total Preferred Stocks
	(Cost $5,042)	8,691

Number of Rights
RIGHTS — 0.0% (g)
Brazil — 0.0% (g)
80	Brazil Telecom (a)	—
11	Rio Bond Right (a)	—

		—

	Total Rights
	(Cost $- )	—

Number of Warrants
WARRANTS — 0.0% (g)
Israel — 0.0% (g)
- (h)	The Israel Corp. Ltd. (a) (k)	4

Singapore — 0.0% (g)
5	City Developments Ltd. (a) (k)	12

	Total Warrants
	(Cost $- )	16

SHORT-TERM INVESTMENTS — 1.2%
Shares
Investment Companies — 1.2%
11,097	JPMorgan Liquid Assets Money Market Fund (b)	11,097

Principal Amount
U.S. Treasury Obligations — 0.0% (g)
$529	U.S. Treasury Bill 2.47%, 04/28/05 (k)	529

	Total Short-Term Investments
	(Amortized Cost $11,626)	11,626

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 16.3%
Master Note— 0.4%
4,000	Morgan Stanley Group, Inc. 3.06%, 10/06/05, FRN	4,000

Medium Term Note— 0.4%
4,000	Sigma Finance Corp. 2.90%, 05/25/05, FRN	4,000

Repurchase Agreements— 15.5%

81,114	Cantor Fitzgerald Securities, 2.91%, dated 03/31/05, due 04/01/05, repurchase price $81,121, collateralized by U.S. Government Agency Securities.	81,114

65,000	Lehman Brothers Holdings, Inc., 3.00%, dated 03/31/05, due 04/01/05, repurchase price $65,005, collateralized by various equity and stock exchange securities.	65,000

		146,114

	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $154,114)	154,114

Total Investments — 115.6%
(Cost/Amortized Cost $811,892)		1,095,510
Other Liabilities in Excess of Assets — (15.6)%		(148,058)

Net Assets — 100.0%		$ 947,452

ADR	American Depositary Receipt
BDR	Brazilan Depositary Receipt
CPO	Certificate of Participation
CVA	Dutch Certification
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
GDR	Global Depositary Receipt
RNC	Risparmio Non-Convertiable Savings Shares

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,262
Aggregate gross unrealized depreciation	(34,644)

Net unrealized appreciation/depreciation	$283,618

Federal income tax cost of investments	$811,892

JPMorgan Short-Term Municipal Bond Fund (Formerly One Group Short-Term Municipal Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount		Security Description	Value

MUNICIPAL BONDS — 100.0%
Alabama — 0.4%
	$250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.50%, 01/01/10	$252
	1,510	Birmingham Airport Authority, AMT, Series B, Rev., FSA, 5.00%, 07/01/09	1,598
	205	St. Clair County Board of Education, School Tax Anticipation, Series B, Warrants, FSA, 3.50%, 02/01/13	199
	215	St. Clair County Board of Education, School Tax Anticipation, Series B, Warrants, FSA, 3.60%, 02/01/14	208

			2,257

Alaska — 2.8%
	1,945	Alaska Energy Authority, Bradley Lake, Third Series, Rev., FSA, 6.00%, 07/01/09	2,151
	250	Alaska Student Loan Corp., Series A, Rev., AMBAC, 5.35%, 07/01/08	260
	2,915	Alaska Student Loan Corp., Series A, Rev., AMBAC, 5.65%, 07/01/12	3,057
	2,500	North Slope Boro, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 06/30/09	2,153
	1,220	North Slope Boro, Capital Appreciation, Series B, GO, MBIA, Zero Coupon, 06/30/07	1,138
	1,500	North Slope Boro, Series A, GO, MBIA, Zero Coupon, 06/30/08	1,347
	4,000	Valdez, Series A, Marine Term Rev., 1.80%, 05/01/31	3,996

			14,102

Arizona — 5.2%
	630	Gila County, IDA, Cobre Valley Community Hospital, Rev., ACA, 5.38%, 12/01/07	661
	11,705	Maricopa County, IDA, Coral Point Apartments Project, Series A, Rev., Adj., 4.95%, 03/01/28	11,930
	1,650	Maricopa County, IDA, Correctional Facilities, Phoneix West Prison, Rev., ACA, 3.50%, 07/01/08	1,645
	3,530	Pima County, IDA, Single Family Mortgage, Series B, Rev., GNMA/FNMA, 4.55%, 09/01/25	3,539
	1,350	Salt River Project Agricultural Improvement & Power Distribution, Electric Systems, Series C, Rev., 6.50%, 01/01/09	1,506
	1,365	Sedona, Excise Tax, Rev., MBIA, 5.00%, 07/01/08	1,446
	2,000	Tempe, Unified High School District No. 213, GO, FSA, 5.00%, 07/01/06	2,056
	1,000	Tempe, Unified High School District No. 213, GO, FSA, 5.00%, 07/01/07	1,045
	1,180	Tucson & Prima Counties, IDA, Mortgage Backed Securities Program, Series 1A, Rev., Adj., GNMA/FNMA, 7.45%, 07/01/33	1,190
	1,000	Tuscon, GO, FGIC, 6.40%, 07/01/08	1,102

			26,120

Arkansas — 1.8%
	2,705	Arkansas Development Finance Authority, Alternative Minimum Tax — Mortgage Backed Securities Program, Series B, Rev., GNMA/FNMA, 3.50%, 01/01/34	2,666
	2,000	Arkansas Development Finance Authority, Tax Exempt — Waste Management, Rev., Adj., 2.85%, 08/01/21	1,997
	2,090	Little Rock, Waste Disposal & Improvement, Rev., MBIA, 4.00%, 05/01/06	2,120
	1,090	Northwest Regional Airport Authority, Rev., ACA, 4.00%, 02/01/07	1,103
	1,005	Northwest Regional Airport Authority, Rev., ACA, 4.00%, 02/01/09	1,014

			8,900

California — 4.1%
	1,000	AGAG Finance Authority for Nonprofit Corp., Stanford University Hospital, COP, MBIA-IBC, (p), 5.13%, 11/01/05	1,013
	3,000	California Pollution Control Financing Authority, Republic Services, Inc. Project, Rev., Adj., 2.85%, 12/01/33	2,993
	1,875	California State, GO, 5.00%, 03/01/08	1,973
	1,000	California State, GO, 6.25%, 09/01/07	1,076
	3,000	California State, Series D-1, GO, Adj., 2.40%, 05/01/33 (m)	3,000
	1,475	California Statewide Communities Development Authority, Insured Health Facilities, Rev., LA Jewish Home, 4.25%, 11/15/08	1,515
	1,850	California Statewide Communities Development Authority, Kaiser Permanent, Series C, Rev., Adj., 3.85%, 08/01/31	1,873
	4,000	California Statewide Communities Development Authority, Kaiser Permanent, Series G, Rev., Adj., 2.30%, 04/01/34	3,913
	1,210	Orange County, Water District, Series B, COP, MBIA, 4.50%, 08/15/09	1,280

Principal Amount		Security Description	Value

	2,000	San Francisco, City & County Airports Commission, AMT, Second Series Issue 12-A, Rev., 5.70%, 05/01/14	2,074

			20,710

Colorado — 5.0%
	6,000	Arapahoe County, Water & Wastewater Authority, Series C, Rev., Adj., LOC: BNP Paribas, 3.13%, 12/01/23	5,902
	5,000	Colorado Department of Transportation, RAN, Rev., AMBAC, 6.00%, 06/15/08	5,445
	525	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 4.25%, 02/01/07	533
	1,300	Colorado Housing & Facilities Authority, AMT — Single Family Program, Series A-2, Rev., 6.45%, 04/01/30	1,377
	880	Colorado Housing & Facilities Authority, AMT, Multi-Family Project, Series C-3, Class I, Rev., 3.15%, 10/01/06	883
	905	Colorado Housing & Facilities Authority, AMT, Multi-Family Project, Series C-3, Class I, Rev., 3.50%, 10/01/07	909
	2,500	Countrydale Metropolitan District, GO, Adj., LOC: Compass Bank, 3.50%, 12/01/32	2,491
	1,065	Delta County, Memorial Hospital District, Enterprise, Rev., 3.75%, 09/01/07	1,068
	1,125	Delta County, Memorial Hospital District, Enterprise, Rev., 4.10%, 09/01/08	1,131
	1,155	Delta County, Memorial Hospital District, Enterprise, Rev., 4.45%, 09/01/09	1,165
	1,590	Denver City & County, Metropolitan Mayors Caucus, Series A, Rev., Adj., GNMA/FNMA, 6.35%, 11/01/30	1,593
	1,570	Denver City & County, Various Purpose, Series B, GO, 5.75%, 08/01/08	1,702
	880	El Paso County, Series A, Rev., 4.50%, 11/01/24	902

			25,101

Connecticut — 1.2%
	3,000	Connecticut State, Series B, GO, 5.25%, 06/15/09	3,235
	2,395	Connecticut State, Series B, GO, (p), 5.75%, 11/01/10	2,653

			5,888

Delaware — 1.1%
	5,250	Delaware State Health Facilities Authority, Beebe Medical Center Project, Rev., Adj., LOC: PNC Bank N.A., 2.25%, 06/01/32	5,185
	625	Delaware State Housing Authority, AMT - Single Family Mortgage, Series B-1, Rev., 2.00%, 01/01/12	623

			5,808

District of Columbia — 1.5%
	1,490	District of Columbia, Unrefunded Balance 2001, Series B, GO, FSA, 5.50%, 06/01/07	1,569
	1,095	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	1,138
	4,500	Washington D.C. Convention Center Authority, Senior Lien, Rev., AMBAC, 5.25%, 10/01/08	4,809

			7,516

Florida — 4.1%
	1,185	Atlantic Beach, Fleet Landing Project, Rev., ACA, 5.25%, 10/01/08	1,246
	2,060	Escambia County, Housing Finance Authority, Multi-County Program, Series A, Rev., GNMA/FNMA, 2.63%, 10/01/09	1,992
	735	Florida Housing Finance Corporation, AMT Homeowner Mortgage, Series 2, Rev., FSA, 4.35%, 07/01/07	741
	1,550	Hillsborough County, Housing Finance Authority Multi-Family, Oaks at Riverview Project, Series B, Rev., 2.13%, 01/01/07	1,516
	5,150	Orange County, Housing Finance Authority, Series B, Rev., GNMA/FNMA, 5.65%, 09/01/34	5,393
	10,000	University Athletic Association, Inc., Athletic Program, Rev., Adj., LOC: Suntrust Bank, 3.50%, 10/01/31 (m)	10,101

			20,989

Georgia — 1.4%
	1,290	Gainesville & Hall County, Hospital Authority, Northeast Health System. Inc, Project., Rev., 3.75%, 05/15/06	1,296
	1,000	Georgia Municipal Electric Authority Power, Series D, Rev., 6.00%, 01/01/06	1,024
	3,000	Georgia State, GO, 6.25%, 09/01/08	3,307
	905	Monroe County Development Authority, Oglethorpe Power Corp., Series A, Rev., MBIA-IBC, 6.70%, 01/01/09	1,014
	500	Monroe County Development Authority, Oglethorpe Power Corp., Series A, Rev., MBIA-IBC, 6.75%, 01/01/10	572

			7,213

Hawaii — 2.6%
	5,850	Hawaii State Airports, System Rev., AMT, FGIC, 5.00%, 07/01/07	6,080
	4,560	Hawaii State Airports, System Rev., AMT, FGIC, 5.50%, 07/01/07	4,789

Principal Amount		Security Description	Value

	2,000	Honolulu City & County, GO, MBIA-IBC, (p), 5.45%, 09/11/08	2,143

			13,012

Illinois — 4.9%
	4,345	Chicago Board of Education, Lease Certificates, Series A, COP, MBIA, 6.25%, 01/01/08	4,705
	2,000	Chicago Capital Appreciation Central Loop Project, Series A, GO, XLCA, Zero Coupon, 12/01/08	1,767
	1,925	Chicago Central Loop Redevelopment, Series A, Tax Allocation, ACA, 6.50%, 12/01/08	2,103
	1,100	Chicago O’Hare International Airport, AM, General Apartment, Third Lien, Series D, Rev., CIFG, 3.50%, 01/01/06	1,105
	2,250	Chicago O’Hare International Airport, Third Lien, Series A, Rev., MBIA, 5.00%, 01/01/09	2,385
	570	Chicago Project & Refunding, Series A, GO, AMBAC, 5.00%, 01/01/07	590
	1,000	Cook County Forest Preservation District, GO, AMBAC, 5.00%, 11/15/09	1,071
	800	Glenview, Multi-Family Housing, Valley Lo Towers II Project., Rev., FNMA, 5.20%, 12/01/27	823
	5,000	Illinois State, Rev., 5.38%, 06/15/12	5,467
	1,450	Kane County, School District No 129 Aurora West Side, Series A, GO, MBIA, 6.50%, 02/01/08	1,582
	1,485	Lake County, Community Consolidated School District No. 73 Hawthorn, Captial Appreciation 2002, GO, FGIC, Zero Coupon, 12/01/06	1,414
	1,675	Winnebago County, School District No. 122 Harlem-Loves Park, GO, FGIC, 6.55%, 06/01/09	1,881

			24,893

Indiana — 2.6%
	2,500	Indiana Development Finance Authority, PCR, Southern Indiana Gas & Electric, Series A, Rev., Adj., 4.75%, 03/01/25	2,533
	2,500	Indiana Development Finance Authority, Southern Indiana Gas & Electric, Series C, AMT, Rev., Adj., 5.00%, 03/01/30	2,535
	1,055	Indiana Educational Facilities Authority, Bulter University Project, Rev., MBIA, 4.75%, 02/01/08	1,102
	5,000	Lawrenceburg, Michigan Power Co. Project, Series C, Rev., Adj., 2.63%, 10/01/19	4,974
	635	New Albany School District, Floyd County School Building Corp., First Mortgage, Rev., FGIC, 5.00%, 01/15/09	673
	1,305	New Albany School District, Floyd County School Building Corp., First Mortgage, Rev., FGIC, 5.00%, 01/15/10	1,392

			13,209

Kentucky — 0.1%
	300	Kentucky Housing Corp., Series I, AMT, Rev., FHA, 5.45%, 07/01/08	309

Louisiana — 1.6%
	2,070	Louisiana Housing Finance Agency, Single Family Home Owner Program, Series A-2, AMT, Rev., GNMA/FNMA, 7.45%, 12/01/31	2,084
	880	Louisiana Housing Finance Agency, Single Family Home Owner, Series B-2, Rev., GNMA/FNMA FHA, 6.20%, 12/01/29	883
	4,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A, Rev., MBIA, 4.00%, 05/15/06	4,053
	1,110	Parish of St. Mary, Solid Waste Rev., 5.40%, 03/01/08 - 03/01/11	1,177

			8,197

Maryland — 0.0% (g)
	250	Baltimore, Pollution Control, General Motors Corp., Rev., Adj., 5.35%, 04/01/08	254

Massachusetts — 2.8%
	750	Commonwealth of Massachusetts, Series B, GO, (p), 6.50%, 08/01/08	826
	2,940	Massachusetts Development Finance Agency, AMT - VOA Ayer Ltd. Partnership, Series 1, Rev., LOC: Fleet National Bank, 2.85%, 12/01/06	2,924
	1,525	Massachusetts Development Finance Agency, Credit Housing, Chelsea Homes, Series A, Rev., LOC: Fleet National Bank, 2.90%, 12/15/06	1,513
	590	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 2.05%, 10/01/06	582
	605	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 2.40%, 10/01/07	594
	620	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 2.70%, 10/01/08	609
	635	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 3.00%, 10/01/09	626
	655	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 3.20%, 10/01/10	645

Principal Amount		Security Description	Value

	5,700	Quincy, Rev., FSA, Adj., 8.12%, 01/15/11	5,839

			14,158

Michigan — 3.9%
	7,000	Greater Detroit Resource Recovery Authority, Series A, Rev., AMBAC, 6.25%, 12/13/07 (m)	7,564
	1,000	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.00%, 10/15/06	1,034
	3,625	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.50%, 10/15/10	3,992
	2,925	Michigan State Hospital Finance Authority, Ascension Health Credit, Series B, Rev., Adj., 5.30%, 11/15/33	3,034
	1,695	Michigan Strategic Fund, Ford Motor Co. Project, Series A, Rev., 7.10%, 02/01/06	1,739
	1,240	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 4.75%, 07/01/08	1,287
	1,000	Traverse City Area Public Schools, FGIC, 4.35%, 05/01/08	1,038

			19,688

Minnesota — 0.7%
	2,200	Hopkins Independent School District No. 270, Series B, GO, SD CRED PROG, 4.00%, 02/01/08	2,260
	1,020	Mounds View Independent School District No. 621, Series A, GO, SD CRED PROG, 5.00%, 02/01/08	1,075

			3,335

Mississippi — 1.4%
	5,540	Biloxi Housing Authority, Cadet Point Senior Village, Rev., FSA, 3.25%, 12/01/07	5,486
	1,500	Mississippi Business Financial Corp., Waste Management, Inc. Project, Rev., Adj., 2.30%, 03/01/27	1,484

			6,970

Missouri — 1.6%
	1,640	Missouri Development Finance Board Infrastructure, Public Safety Improvement, Series D, Rev., 5.00%, 03/01/08	1,707
	2,180	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/09 - 04/01/10	1,855
	665	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/11	526
	3,615	St. Louis, Lambert-St. Louis International Airport, Series A, Rev., FSA, 5.00%, 07/01/07 - 07/01/09	3,805

			7,893

Nebraska — 0.4%
	1,000	Nebraska State, Nebraska Information Systems Project, COP, 4.40%, 07/01/08	1,040
	1,075	Omaha Public Power District Electric, Series D, Rev., 5.10%, 02/01/08	1,135

			2,175

New Hampshire — 0.9%
	4,000	New Hampshire Business Finance Authority, Series A, Rev., Adj., 3.50%, 07/01/27	3,887
	505	New Hampshire Health & Education Facilities Authority, Portsmouth Academy, Rev., ACA, 3.65%, 07/01/08	503

			4,390

New Jersey — 2.8%
	1,105	New Jersey State Educational Facilities Authority, Fairleigh Dickinson University, Series D, Rev., ACA, 5.00%, 07/01/07	1,143
	1,000	New Jersey State, Series F, GO, 5.50%, 08/01/08	1,075
	4,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., MBIA, 5.25%, 12/15/09	4,322
	7,675	South Jersey Port Corp., AMT, Rev., 5.00%, 01/01/06 - 01/01/08	7,894

			14,434

New Mexico — 1.2%
	5,630	New Mexico Highway Commission, Sub Lien Tax, Series A, Rev., (p), 5.00%, 06/15/09	5,988

New York — 11.4%
	7,655	New York City, Series B, GO, 5.00%, 08/01/07	7,996
	11,000	New York City, Series D, GO, MBIA-IBC, 6.25%, 08/01/08	11,622
	235	New York City, Series E, GO, (p), 6.00%, 08/01/16	249
	500	New York City, Series F, GO, 5.38%, 08/01/19	525
	4,800	New York City, Unrefunded Balance, Series A, GO, 6.25%, 08/01/09	5,065
	1,525	New York City, Unrefunded Balance, Series L, GO, MBIA, 5.20%, 08/01/08	1,611
	2,000	New York State Dormitory Authority, Mount Sinai School of Medicine, Rev., MBIA, 5.00%, 07/01/09	2,125
	5,000	New York State Urban Development Corp., Series A, Rev., 5.00%, 01/01/08	5,243
	17,625	New York State Urban Development Corp., Series A, Rev., 5.25%, 01/01/21	18,707
	1,810	New York State Urban Development Corp., State Facilities, Rev., 5.70%, 04/01/09	1,965

Principal Amount		Security Description	Value

	2,525	Tobacco Settlement Financing Authority, Series B-1, Rev., 4.00%, 06/01/07	2,570

			57,678

North Carolina — 0.5%
	1,000	North Carolina Medical Care Commission, First Mortgage, Deerfield, Series A, Rev., 3.13%, 11/01/09	977
	1,500	North Carolina Medical Care Commission, First Mortgage, Deerfield, Series A, Rev., 3.38%, 11/01/10	1,467
	150	Robeson County, Industrial Facilities & Pollution Control Financing Authority, Campbell Soup Co. Project, Rev., 6.40%, 12/01/06	158

			2,602

North Dakota — 0.3%
	825	North Dakota State Housing Finance Agency, Housing Finance Program Home Mortgage, Series B, Rev., 2.95%, 07/01/07	822
	580	North Dakota State Housing Finance Agency, Housing Finance Program Home Mortgage, Series B, Rev., 3.30%, 07/01/08	577

			1,399

Ohio — 7.9%
	1,220	Belmont County, East Ohio Regional Hospital, Rev., ACA, 5.00%, 01/01/07	1,255
	820	Celina City School District, GO, MBIA, Zero Coupon, 12/01/11	636
	1,000	Celina City School District, GO, MBIA, Zero Coupon, 12/01/12	737
	2,955	Cincinnati, Various Purpose, GO, 5.00%, 12/01/11	3,165
	615	Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project, Series E, Rev., 4.65%, 05/15/14	611
	6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project, Rev, FSA, 3.60%, 12/01/14	5,810
	230	Columbus Regional Airport Authority, Joseph Knight Towers Projects, Series A, Rev., GNMA, 3.60%, 02/20/09	229
	480	Columbus Regional Airport Authority, Joseph Knight Towers Projects, Series A, Rev., GNMA, 4.30%, 02/20/14	475
	3,145	Dublin City School District, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/12	2,314
	2,500	Dublin City School District, GO, 3.50%, 12/01/10	2,511
	3,730	Dublin City School District, GO, 5.00%, 12/01/11	4,041
	2,705	McDonald Tax Exempt Mortgage Trust No. 1, Series 1984, Adj., 2.10%, 01/15/09	2,690
	3,290	Montgomery County Multi-Family, Bella Vista Homes Project, Series B, Rev., 1.80%, 11/01/05	3,277
	1,690	Ohio State Building Authority, State Facilities, Adult Correction, Series A, Rev., 5.75%, 04/01/09	1,848
	570	Ohio Housing Finance Agency, AMT, Residential, Series A-1, Rev., Adj., GNMA, 5.38%, 03/01/26	572
	3,000	Ohio State Mental Health Capital Facilities, Series II-A, Rev., AMBAC, 4.00%, 08/01/09	3,087
	1,000	Ohio State Water Development Authority, Water Control Loan Fund - State Match, Rev., 5.50%, 06/01/08	1,073
	5,100	Summit County Port Authority, Eastland Woods Project, Series C, Rev., 2.65%, 11/01/06	5,048
	640	Warren Housing Development Corp., Housing Section 8 Assisted Project, Rev., LOC: Federal Home Loan Bank, 3.75%, 01/01/07	651

			40,030

Oklahoma — 1.3%
	1,960	Oklahoma State Housing Finance Agency, AMT, Home Ownership Loan, Series D-2, Rev., GNMA/FNMA, 6.25%, 09/01/29	1,968
	1,275	Oklahoma State Housing Finance Agency, AMT, Series B-2, Rev., GNMA/FNMA, 6.80%, 09/01/26	1,279
	2,000	Oklahoma State Housing Finance Agency, Rental, Series A-3, Rev., Adj., FNMA, 5.50%, 11/01/25	2,004
	1,115	Oklahoma State Capital Improvement Authority,Series B, Rev., MBIA, 5.00%, 06/01/08	1,180

			6,431

Other Territory — 0.8%
	4,250	MMA Financial CDD Senior Securitization Trust, Harmony Pass Through Certificates, Series A, Rev., Adj., LOC: Compass Bank, 3.38%, 05/01/32	4,256

Pennsylvania — 2.8%
	3,935	Delaware River Joint Toll Bridge Commission, Rev., 5.00%, 07/01/06	4,041
	1,265	Erie Higher Education Building Authority, Gannon University Project, Series F, Rev., Adj., LOC: PNC Bank N.A., 2.25%, 07/01/13	1,244
	145	Pennsylvania State Housing Finance Agency, AMT, Single Family Mortgage, Series 65A, Rev., 4.60%, 10/01/08	150

Principal Amount		Security Description	Value

	500	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Series A, Rev., MBIA, 5.60%, 11/15/09	540
	1,360	Pennsylvania State Higher Educational Facilities Authority, Association Independent Colleges, Series E1, Rev., Adj., LOC: PNC Bank N.A., 2.00%, 11/01/19	1,342
	2,350	Philadelphia Airport Rev., Series A, Rev., AMBAC, 5.50%, 06/15/05	2,364
	1,615	Philadelphia Gas Works, Series A-1, Rev., FSA, 5.00%, 09/01/09	1,711
	2,540	Pittsburgh, Series A, GO, MBIA, 6.00%, 03/01/06	2,614

			14,006

Puerto Rico — 2.6%
	1,000	Commonwealth of Puerto Rico Public Buildings Authority, Government Facilities, Series C, Rev., COMWLTH GTD, 5.00%, 07/01/07	1,042
	2,540	Commonwealth of Puerto Rico, Public Improvement, Series C, GO, Adj., 5.00%, 07/01/18	2,660
	7,955	Commonwealth of Puerto Rico, Public Improvement, Series C, GO, Adj., RADIAN-IBC, 5.00%, 07/01/18	8,391
	1,295	Commonwealth of Puerto Rico, Unrefunded Balance Public Improvement, Series A, GO, 5.00%, 07/01/08	1,364

			13,457

South Carolina — 0.2%
	1,160	Charleston County, School District Development Corp., Series B, GO, SCSDE, 5.00%, 02/01/10	1,244

Tennessee — 2.1%
	450	Dyer County, Industrial Development Board, Kroger Co., Rev., 6.00%, 02/01/07	450
	2,500	Knox County, Health Educational & Housing Facilities Board, Rev., MBIA, 7.25%, 01/01/08	2,762
	1,000	Tennessee Energy Acquisition Corp., Series B, Rev., AMBAC, 5.00%, 09/01/07	1,047
	1,020	Tennessee Housing Development Agency, AMT-Homeownership Program Issue 1A, Rev., GO, 5.40%, 07/01/09	1,048
	5,895	Tennessee Housing Development Agency, AMT-Homeownership Program Issue 3A, Rev., GO, Zero Coupon, 07/01/07	5,337

			10,644

Texas — 5.3%
	975	Arlington, Permanent Improvement, GO, 5.00%, 08/15/14	1,014
	1,185	Austin, Independent School District, Capital Appreciation, GO, FGIC, Zero Coupon, 08/01/10	970
	1,435	Austin, Independent School District, Capital Appreciation, GO, FGIC, Zero Coupon, 08/01/11	1,114
	210	Brazos County, Health Facilities Development Corp., St. Joseph Hospital & Health Center, Series B, Rev., 6.00%, 01/01/13	212
	2,885	Brazos River Authority, Utilities Electricity Co., Series B, Rev., Adj., 5.05%, 06/01/30	2,937
	2,900	Brazos River Harbor Navigation District, AMT, Dow Chemical Co. Project, Series A-3, Rev., Adj., 4.95%, 05/15/33	2,991
	4,600	Brazos River Harbor Navigation District, Dow Chemical Co. Project, Series B-2, Rev., Adj., 4.75%, 05/15/33	4,757
	1,530	El Paso, Water & Sewer, Rev., AMBAC, 5.00%, 03/01/07	1,589
	3,000	Gulf Coast Waste Disposal Authority, Waste Management, Series A, Rev., 2.50%, 05/01/28	2,998
	2,000	Houston Airport Systems Rev., AMT, Sub Lien, Series A, Rev., FGIC, 4.00%, 07/01/07	2,034
	1,195	Keller Higher Education Facilities Corp., Series A, Rev., RADIAN, 4.25%, 06/01/08	1,227
	3,000	North Texas Tollway Authority, Series B, Rev., Adj., AMBAC, 5.00%, 01/01/38	3,168
	1,555	Southeast Texas Housing Finance Corp., Capital Appreciation, Series A, Rev., (p), Zero Coupon, 11/01/14	871
	1,000	Texas Public Finance Authority Unemployment Compensation Assessment, Series A, Rev., FSA, 5.00%, 06/15/08	1,057

			26,939

Virginia — 1.9%
	1,000	Big Stone Gap Redevelopment & Housing Authority, Rev., 5.00%, 09/01/08	1,059
	2,000	Louisa IDA, Electric & Power Co. Project, Series A, Rev., Adj., 2.35%, 09/01/30	1,958
	2,000	Peninsula Ports Authority, Dominion Term Association Project, Rev., Adj., 3.30%, 10/01/33	1,966
	2,985	Virginia Beach Development Authority, Sentara Health Systems, Rev., 5.25%, 11/01/10	3,132
	650	Virginia Housing Development Authority, AMT, Rental Housing, Series F, Rev., 4.30%, 05/01/06	661
	650	Virginia Housing Development Authority, AMT, Rental Housing, Series F, Rev., 4.40%, 05/01/07	667

			9,443

Principal Amount		Security Description	Value

Washington — 4.6%
	1,000	Energy Northwest, Rev., MBIA, 5.00%, 07/01/10	1,072
	2,835	King County, Limited Tax, Series B, GO, 4.00%, 01/01/09	2,915
	2,055	King County, School District No. 415 Kent, GO, 6.30%, 12/01/08	2,271
	1,500	Lewis County, Public Utility District No. 1, Rev., XLCA, 5.00%, 10/01/09	1,596
	1,475	Washington Public Power Supply System, Compound Interest, Series A, Rev., (p), Zero Coupon, 07/01/07	1,380
	2,140	Washington Public Power Supply System, Compound Interest, Series B, Rev., FGIC-TCRS, Zero Coupon, 07/01/08	1,920
	2,500	Washington Public Power Supply System, Series A, Rev., 5.75%, 07/01/08	2,700
	2,000	Washington Public Power Supply System, Series A, Rev., 6.10%, 07/01/06	2,081
	4,195	Washington Public Power Supply System, Series A, Rev., MBIA, (p), Zero Coupon, 07/01/07	3,924
	3,550	Washington Public Power Supply System, Unrefunded Balance, Compound Interest, Series A, Rev., Zero Coupon, 07/01/07	3,304

			23,163

Wisconsin — 1.9%
	7,400	Badger Tobacco Asset Securitization Corp., Asset-Backed, Rev., 5.00%, 06/01/08	7,575
	2,000	Wisconsin State, Series A, GO, 5.00%, 05/01/07	2,084

			9,659

Wyoming — 0.3%
	1,620	Teton County Hospital District Rev., St. Johns Medical Center, Rev., 5.25%, 12/01/06 (i)	1,645

Total Investments — 100.0%
(Cost $510,033)			506,105
Other Assets Less Liabilities — 0.0% (g)			63

Net Assets — 100.0%			$506,168

Abbreviations

ACA	American Capital Access
Adj.	Adjustable
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	Transferable Custodial Receipts
COMWLTH	Commonwealth
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FGIC-TCRS	FGIC Transferrable Custodial Receipts
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD	Guaranteed
GTY	Guaranty
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
SD CRED PROG	School District Credit Program
SCSDE	South Carolina School District Enhancement
XLCA	XL Capital Assurance

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,158
Aggregate gross unrealized depreciation	(5,086)

Net unrealized appreciation/depreciation	$(3,928)

Federal income tax cost of investments	$510,033

JPMorgan Tax-Free Bond Fund (Formerly One Group Tax-Free Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
 (Amounts in thousands)

Principal Amount	Security Description	Value

MUNICIPAL BONDS — 96.1%
Alabama — 1.3%
$5,285	Alabama State Public School & College Authority, Capital Improvement, Rev., MBIA, 4.50%, 02/01/23	$5,253
8,000	Alabama State Public School & College Authority, Capital Improvement, Series C, Rev., 5.75%, 07/01/17	8,791

		14,044

Alaska — 1.0%
3,485	Alaska Energy Authority Power, Bradley Lake, Fourth Series, Rev., FSA, 6.00%, 07/01/17	4,044
3,915	Alaska Energy Authority Power, Bradley Lake, Fourth Series, Rev., FSA, 6.00%, 07/01/19	4,582
2,000	Anchorage, Series B, GO, FGIC, (p), 5.88%, 12/01/14	2,249

		10,875

Arizona — 1.9%
2,290	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.25%, 07/01/11	2,505
4,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/17	4,923
2,375	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/18	2,676
2,450	Arizona State Transportation Board, Sub-Series A, Rev., 5.25%, 07/01/12	2,691
1,000	Maricopa County Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	1,111
1,000	Pima County Unified School District No. 1 Tucson, Project of 2004, Series A, GO, FSA, 4.50%, 07/01/20	1,006
2,000	Pima County Unified School District No. 1 Tucson, Project of 2004, Series A, GO, FSA, 4.50%, 07/01/21	2,008
2,495	Salt River Project Agricultural Improvement & Power District, Salt River Project, Series C, Rev., 5.00%, 01/01/10	2,676
1,090	Show Low, IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.25%, 12/01/10	1,149

		20,745

California — 9.4%
2,200	California Health Facilities Funding Authority, Marshall Medical Center, Series A, Rev., CA MTG INS, 5.00%, 11/01/24	2,233
2,000	California Health Facilities Funding Authority, Marshall Medical Center, Series A, Rev., CA MTG INS, 5.00%, 11/01/29	2,017
3,000	California State Department of Water Resources, Power Supply, Series A, Rev., MBIA-IBC, 5.25%, 05/01/20	3,231
4,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.38%, 05/01/17	4,339
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., 5.50%, 06/01/21	2,972
3,000	California State Public Works Board, Department of Mental Health, Series A, Rev., 5.50%, 06/01/21	3,254
5,000	California State, GO, 5.00%, 02/01/32	5,085
3,000	California State, GO, 5.25%, 02/01/18	3,192
750	California State, GO, MBIA-IBC, 6.50%, 11/01/09	856
5,500	California State, Series A, GO, 5.00%, 07/01/17	5,783
4,000	California State, Series B, GO, Adj., 5.00%, 07/01/23	4,217
750	California State, Veterans Bond, Series AM, GO, 9.00%, 10/01/05	774
5,000	California State, XLCA-ICR, 5.00%, 02/01/19	5,184
4,000	California Statewide Communities Development Authority, Insured Health Facilities, LA Jewish Home, Rev., California State
	Mortgage, 5.25%, 11/15/23	4,169
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, MBIA, 5.00%, 04/01/19	364
430	Chino Valley Unified School District COP, Series A, GO, FSA, 5.38%, 08/01/18	468
1,000	Fullerton University Foundation, Series A, Rev., MBIA, 5.75%, 07/01/30	1,102
3,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Enhanced Asset Backed, Series B, Rev., 5.63%, 06/01/20	3,139
3,250	Golden State Tobacco Securitization Corp., Tobacco Settlement, Enhanced Asset Backed, Series B, Rev., 5.75%, 06/01/21	3,459
250	Los Angeles Department of Water & Power System, Series C, Rev., MBIA, 5.25%, 07/01/17	271
3,815	Los Angeles Harbor Department, Rev., (p), 7.60%, 10/01/18	4,747
1,030	New Haven Union High School District, GO, FSA, 12.00%, 08/01/09	1,389
1,265	Orange County Development Agency Tax, Santa Ana Heights Project, Tax Allocation, AMBAC, 5.25%, 09/01/15	1,376
1,965	Orange County Development Agency Tax, Santa Ana Heights Project, Tax Allocation, AMBAC, 5.25%, 09/01/16	2,126
2,120	Orange County Development Agency Tax, Santa Ana Heights Project, Tax Allocation, AMBAC, 5.25%, 09/01/17	2,284
4,900	Orange County Recovery, Series A, COP, MBIA, 5.70%, 07/01/10	5,168
5,315	Orange County Recovery, Series A, COP, MBIA, 5.80%, 07/01/16	5,610
50	Pomona Unified School District, Series A, GO, MBIA, 6.10%, 02/01/20	60
2,210	Riverside Electric, Rev., FSA, 5.25%, 10/01/15	2,401
2,500	Sacramento Cogeneration Authority, Procter & Gamble Project, Rev., 6.20%, 07/01/06	2,571

1,500	Sacramento Cogeneration Authority, Procter & Gamble Project, Rev., 7.00%, 07/01/05	1,517
6,650	San Bernardino City, University School District, Series A, GO, FGIC, (p), 5.75%, 08/01/19	7,440
2,000	San Jose Evergreen Community College District, Series A, GO, AMBAC, 5.25%, 09/01/17	2,178
360	San Mateo County Transportation District, Series A, Rev., MBIA, 5.25%, 06/01/19	401
2,000	South Orange County Public Financing Authority, Foothill Area, Series A, Special Tax, FGIC, 5.25%, 08/15/17	2,161
3,880	South Orange County Public Financing Authority, Foothill Area, Series A, FGIC, 5.25%, 08/15/19	4,162

		101,700

Colorado — 2.8%
2,000	Centennial Water & Sanitation District, Rev., FGIC, 5.50%, 06/15/13	2,237
2,035	Centennial Water & Sanitation District, Rev., FGIC, 5.50%, 06/15/14	2,287
1,045	Colorado Water Resources & Power Development Authority, Series A, Rev., 5.25%, 09/01/11	1,127
2,000	Denver City & County, Series A, Rev., AMBAC, 6.00%, 11/15/16	2,205
6,925	Denver City & County, Series D, Airport Rev., AMBAC-TCRS, 7.75%, 11/15/13	8,239
2,000	Douglas County School District No. Re-1 Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/19	2,264
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/22	4,181
940	Larimer County School District No. R-001 Poudre, COP, MBIA, 5.00%, 12/15/10	1,013
925	Larimer County School District No. R-001 Poudre, COP, MBIA, 5.00%, 12/15/11	998
1,030	Larimer County School District No. R-001 Poudre, COP, MBIA, 5.00%, 12/15/12	1,111
1,105	Larimer County School District No. R-001 Poudre, COP, MBIA, 5.00%, 12/15/13	1,192
2,150	Platte River Power Authority, Series DD, Rev., MBIA, 6.00%, 06/01/06	2,231
1,175	Weld & Adams Counties School District, GO, FSA, 5.00%, 12/15/18	1,253

		30,338

Connecticut — 0.6%
1,375	Connecticut State, Series C, GO, (p), 5.38%, 12/15/12	1,512
1,000	Ridgefield, GO, 5.00%, 07/01/11	1,085
1,000	Ridgefield, GO, 5.00%, 07/01/12	1,089
305	Trumbull, GO, AMBAC, 5.00%, 01/15/14	331
275	Trumbull, GO, AMBAC, 5.00%, 01/15/15	299
450	Trumbull, GO, AMBAC, 5.00%, 01/15/16	486
350	Trumbull, GO, AMBAC, 5.00%, 01/15/18	375
1,425	Waterbury, Series A, GO, FSA, (p), 5.50%, 04/01/14	1,585

		6,762

Delaware — 0.6%
5,000	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., GO, (p), 6.90%, 01/01/18	6,120

District of Columbia — 0.8%
3,800	District of Columbia, Series A, GO, FSA, 5.00%, 06/01/26	3,931
3,965	District of Columbia, Series B, GO, MBIA, 6.00%, 06/01/19	4,670

		8,601

Florida — 2.5%
5,000	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt, Series A, Rev., 6.00%, 11/15/31	5,367
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., FGIC, 6.00%, 10/01/18	3,716
3,750	Lakeland Electric & Water System, First Lien, Series B, Rev., FSA, 6.05%, 10/01/14	4,378
3,760	Orange County Health Facilities Authority, Series A, Rev., MBIA, (p), 6.25%, 10/01/12	4,362
1,580	Orange County Health Facilities Authority, Series C, Rev., MBIA, (p), 6.25%, 10/01/12	1,840
1,255	Orange County Health Facilities Authority, Unrefunded Balance, Series A, Rev., MBIA, 6.25%, 10/01/12	1,446
680	Orange County Health Facilities Authority, Unrefunded Balance, Series C, Rev., MBIA, 6.25%, 10/01/12	783
4,000	Orange County School Board, Series B, COP, AMBAC, 5.00%, 08/01/25	4,144
500	Santa Rosa Bay Bridge Authority, Capital Appreciation, Rev., ACA-CBI-MBIA-IBC, Zero Coupon, 07/01/19	255
2,255	Santa Rosa Bay Bridge Authority, Capital Appreciation, Rev., ACA-CBI-MBIA-IBC, Zero Coupon, 07/01/20	1,092

		27,383

Georgia — 5.1%
10,000	Dalton Development Authority, Rev., MBIA, 5.50%, 08/15/26 (k)	11,230
7,125	De Kalb County Housing Authority, Fox Hollow Apartment, Rev., Adj., (p), 7.00%, 08/15/22	7,685
1,500	Fairburn Combined Utilities, Rev., 5.75%, 10/01/20	1,581
3,700	Forsyth County School District, GO, State Aid Withholding, (p), 5.75%, 02/01/19	4,164
4,000	Forsyth County School District, GO, State Aid Withholding, (p), 5.75%, 02/01/17	4,502
4,500	Georgia Municipal Electric Authority Power, Series BB, Rev., MBIA-IBC, 5.25%, 01/01/25	4,970
260	Georgia Housing & Finance Authority, Single Family Mortgage, Subseries B-1, Rev., FHA, 6.10%, 12/01/12	266
2,490	Georgia Municipal Electric Authority Power, Series C, Rev., MBIA-IBC, 5.25%, 01/01/25	2,750
1,465	Henry County Water & Sewer Authority, Rev., MBIA, 5.25%, 02/01/24	1,621
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.25%, 07/01/20	12,456

3,110	Savannah Economic Development Authority, College of Art & Design, Inc. Project, Rev., (p), 6.60%, 10/01/15	3,539

		54,764

Hawaii — 0.5%
4,500	Honolulu, Series A, GO, 7.35%, 07/01/08	5,073

Idaho — 0.2%
2,320	University of Idaho, Student Fee, Recreation Center Project, Rev., FSA, 6.00%, 04/01/14	2,563

Illinois — 4.4%
5,000	Chicago O'Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 01/01/13	5,197
5,000	Chicago O'Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 01/01/14	5,197
1,750	Chicago Public Building Commission Building, Series A, Rev., MBIA, (p), 7.00%, 01/01/20	2,217
3,990	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.00%, 12/01/15	5,336
3,980	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., Adj., 5.50%, 08/01/20	4,315
1,585	Illinois Housing Development Authority, Multi-Family Program, Series 3, Rev., 6.10%, 09/01/13	1,594
4,725	Illinois State Sales Tax, Series P, Rev., 6.50%, 06/15/22	5,799
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Dedicated State Tax, Rev., FGIC, 5.50%, 12/15/24	7,620
2,425	Regional Transportation Authority, Rev., MBIA, 6.25%, 07/01/15	2,876
6,000	Regional Transportation Authority, Rev., MBIA, 6.50%, 07/01/30	7,702

		47,853

Indiana — 3.7%
150	Ball State University, Student Fee, Series H, Rev., FGIC, 6.15%, 07/01/05	151
1,550	Beech Grove School Building Corp., First Mortgage, Rev., MBIA, 6.25%, 07/05/16	1,798
2,000	East Allen Elementary School Building Corp., First Mortgage, Rev., FSA, (p), 5.88%, 07/01/12	2,113
1,000	Evansville-Vanderburgh County Building Authority, Rev., MBIA, (p), 5.80%, 08/01/16	1,060
500	Franklin Community School Building Corp., First Meeting, Rev., FSA, (p), 5.85%, 07/15/11	530
2,000	Franklin Community School Building Corp., First Meeting, Rev., FSA, (p), 6.00%, 01/15/13	2,123
750	Indiana Educational Facilities Authority, Rose Hulman Institute Project, Rev., MBIA, (p), 6.00%, 06/01/15	791
1,000	Indiana Health Facilities Finance Authority, Clarian Health Partners Inc., Series A, Rev., 5.50%, 02/15/16	1,038
190	Indiana Housing Finance Authority, Multi-Unit Mortgage Program, Rev., FHA, 6.60%, 01/01/12	190
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.50%, 01/01/16	3,333
8,750	Indiana Transportation Finance Authority, Series A, Rev., 6.80%, 12/01/16 (m)	10,570
885	Indiana Transportation Finance Authority, Series A, Highway Rev. (p), 7.25%, 06/01/15	1,041
500	Indiana Transportation Finance Authority, Series A, Rev., (p), 6.00%, 11/01/14	520
3,115	Indiana Transportation Finance Authority, Unrefunded Balance, Series A, Airport Facility Rev., 7.25%, 06/01/15	3,817
5,000	Indiana University, Student Fee, Series K, Rev., MBIA, (p), 5.88%, 08/01/20	5,152
100	Indianapolis, Gas Utilities, Rev., (p), 7.00%, 06/01/08	105
900	South Bend Community School Corp., First Mortgage, Rev., FSA, (p), 5.70%, 08/01/17	965
1,500	South Bend Community School Building Corp., First Mortgage, Rev., FSA, (p), 5.70%, 08/01/19	1,608
710	South Newton School Building Corp., First Mortgage, Rev., MBIA, 5.80%, 07/15/12	726
1,180	Vincennes Community School Building Corp., First Mortgage, Rev., FSA, 6.00%, 07/01/09	1,249
1,000	Whitko Middle School Building Corp., First Mortgage, Rev., FSA, 5.88%, 07/15/12	1,067

		39,947

Kentucky — 1.4%
5,000	Kentucky State Property & Buildings Commission, Project No. 84, Rev., MBIA, 5.00%, 08/01/19	5,416
2,500	Kentucky State Property & Buildings Commission, Project No. 84, Rev., MBIA, 5.00%, 08/01/22	2,696
2,000	Louisville & Jefferson County, Medical Center, Rev, 5.50%, 05/01/22	2,099
4,090	Louisville & Jefferson County, Metropolitan Sewer District, Series A, Rev., FGIC, 5.63%, 05/15/17	4,482

		14,693

Louisiana — 3.1%
7,970	Baton Rouge, Sales & Use Tax, Public Improvement, Series A, Rev., FGIC, 5.25%, 08/01/12	8,543
2,000	Louisiana State, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.38%, 06/01/18	2,167
1,040	Louisiana State, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.38%, 06/01/19	1,127
3,915	Shreveport, Series A, GO, FGIC, (p), 5.25%, 05/01/15	4,218
3,690	Shreveport, Series A, GO, FGIC, (p), 5.25%, 05/01/16	3,976
2,635	St. Bernard Parish, Rev., FSA, 5.00%, 03/01/16	2,835
2,745	St. Bernard Parish, Rev., FSA, 5.00%, 03/01/17	2,939
2,860	St. Bernard Parish, Rev., FSA, 5.00%, 03/01/18	3,051
1,505	St. Bernard Parish, Rev., FSA, 5.00%, 03/01/19	1,600
3,110	St. Bernard Parish, Rev., FSA, 5.00%, 03/01/20	3,293

		33,749

Massachusetts — 2.3%
1,100	Auburn, GO, AMBAC, 5.13%, 06/01/18	1,183
1,340	Auburn, GO, AMBAC, 5.13%, 06/01/22	1,424
1,075	Auburn, GO, AMBAC, 5.13%, 06/01/17	1,161
6,640	Commonwealth of Massachusetts, Consolidated Lien, Series C, GO, 5.25%, 12/01/07	7,026

2,775	Commonwealth of Massachusetts, Consolidated Lien, Series C, GO, MBIA, (p), 5.75%, 10/01/18	3,081
4,185	Massachusetts Bay Transportation Authority, General Transportation Systems, Series A, GO, FGIC, (p), 5.50%, 03/01/16	4,575
395	Massachusetts Housing Finance Agency, Single Family, Series 47, Rev., AMBAC, 6.00%, 12/01/15	397
2,265	Massachusetts Industrial Finance Agency, St. Marks School Issue, Rev., MBIA, 6.00%, 01/01/15	2,361
2,250	Massachusetts Port Authority, AMT, Series B, Rev., FSA, 5.50%, 07/01/13	2,388
1,000	New England Education Loan Marketing Corp., Issue H, Rev., GTD STD LNS, 6.90%, 11/01/09	1,069
470	Pittsfield, GO, MBIA, 5.13%, 04/15/22	497

		25,162

Michigan — 2.5%
1,500	Caledonia Community Schools, GO, MBIA Q-SBLF, (p), 5.85%, 05/01/22	1,588
5,240	Clinton Township Building Authority, Rev., AMBAC, 5.50%, 11/01/17	5,902
1,000	L’Anse Creuse Public Schools, GO, FSA Q-SBLF, 5.00%, 05/01/16	1,073
2,000	L’Anse Creuse Public Schools, GO, FSA Q-SBLF, 5.00%, 05/01/17	2,135
1,945	Lamphere Schools Oakland County, Michigan GO, FSA Q-SBLF, 5.00%, 05/01/12	2,101
1,875	Lamphere Schools Oakland County, Michigan GO, FSA Q-SBLF, 5.00%, 05/01/14	2,030
5,000	Michigan Strategic Fund, Detroit Education Community Center Convention, Rev., Adj., AMBAC, 4.85%, 09/01/30	5,235
1,000	Rochester Community School District, Series I, GO, FGIC Q-SBLF, (p), 5.75%, 05/01/19	1,109
1,670	Rockford Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/20	1,766
3,880	Western Michigan University, Rev., FGIC, 4.38%, 11/15/25	3,719

		26,658

Minnesota — 0.2%
670	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., MBIA, 5.90%, 08/01/15	684
1,485	Robbinsdale Independent School District No. 281, Series A, GO, MBIA, 4.00%, 02/01/15	1,481

		2,165

Mississippi — 0.8%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.00%, 07/01/20 (m)	9,060

Missouri — 0.5%
1,505	Jackson Country Public Building Corporation, Capital Improvements Project, Rev., 5.00%, 12/01/28	1,551
1,010	Missouri State, Third State Building, Series A, GO, 5.00%, 08/01/08	1,073
1,105	Sikeston Electric, Rev., MBIA, 6.00%, 06/01/16	1,297
1,000	University of Missouri, Series B, Rev., 5.00%, 11/01/17	1,063

		4,984

Montana — 0.7%
2,500	Montana State Board of Regents, Montana State University, Series I, Rev., AMBAC, 5.00%, 11/15/19	2,653
1,210	Montana State Board of Regents, Montana State University, Series I, Rev., AMBAC, 5.00%, 11/15/20	1,279
1,290	Montana State Board of Regents, Montana State University, Series I, Rev., AMBAC, 5.00%, 11/15/21	1,358
890	Montana State Board of Regents, Series H, Rev., AMBAC, 5.00%, 11/15/18	946
565	Montana State Board of Regents, Series H, Rev., AMBAC, 5.50%, 11/15/13	632
375	Montana State Board of Regents, Series H, Rev., AMBAC, 5.50%, 11/15/14	422

		7,290

Nevada — 1.4%
5,145	Clark County, IDR, Power Co. Project, Series C, Rev., AMBAC-TCRS, 7.20%, 10/01/22	5,299
6,000	Nevada State Department of Business & Industry, Capital Appreciation, Las Vegas Monorail, Rev., AMBAC, Zero Coupon, 01/01/16	3,619
6,000	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.00%, 07/01/25	6,162

		15,080

New Hampshire — 0.7%
2,445	Manchester, Rev., MBIA, 5.50%, 06/01/15	2,747
1,010	Manchester, GO, 5.25%, 06/01/14	1,117
1,015	Manchester, GO, 5.25%, 06/01/15	1,124
1,020	Manchester, GO, 5.25%, 06/01/16	1,130
1,020	Manchester, GO, 5.25%, 06/01/17	1,132

		7,250

New Jersey — 8.0%
3,500	Casino Reinvestment Development Authority, Rev., AMBAC, 5.13%, 01/01/17	3,794
3,960	Essex County Improvement Authority, Guaranteed County Correctional Facility Project, Rev., FGIC, (p), 5.75%, 10/01/30	4,425
1,990	Essex County Improvement Authority, Guaranteed Lease-County Correctional, Rev., FGIC, 5.00%, 10/01/13	2,152
4,200	Freehold Regional High School District, FGIC, GO, (p), 5.60%, 03/01/16	4,630
2,980	Lenape Regional High School District, GO, FGIC, 5.00%, 04/01/18	3,175
3,000	New Jersey Economic Development Authority, Capital Appreciation Motor Vehicle, Rev., MBIA, Zero Coupon, 07/01/18	1,659
7,500	New Jersey Economic Development Authority, Cigarette Tax, Rev., 5.63%, 06/15/17	7,833

5,215	New Jersey Economic Development Authority, Educational Testing Service, Series B, Rev., MBIA, (p), 6.25%, 05/15/25	5,344
10,000	New Jersey Economic Development Authority, Motor Vehicle, Series A, Rev., MBIA, 5.25%, 07/01/17	10,869
1,195	New Jersey State Educational Facilities Authority, Fairleigh Dickinson University, Series G, Rev., 5.70%, 07/01/28	1,224
5,000	New Jersey State Highway Authority, Senior Parkway, Rev., (p), 6.20%, 01/01/10	5,515
2,900	New Jersey State Transit Corp., Federal Transportation Administration Grants, Series B, COP, AMBAC, 5.50%, 09/15/12	3,188
1,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.75%, 06/15/15	1,130
9,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., (p), 5.25%, 06/15/12	9,618
15,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series C, Rev., (p), 5.50%, 06/15/20 (m)	16,843
3,125	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, Series B, Rev., MBIA, 6.50%, 06/15/10	3,567
1,500	Pennsauken Township School District, GO, MBIA, 4.00%, 04/01/18	1,478

		86,444

New Mexico — 0.3%
1,515	Los Alamos County, Utility, Series A, Rev., FSA, 5.00%, 07/01/13	1,634
1,250	New Mexico Mortgage Finance Authority, Single Family Mortgage, Rev., Adj., GNMA/FNMA, 5.90%, 07/01/16	1,286

		2,920

New York — 15.0%
100	Chenango Forks Central School District, GO, FGIC, 4.00%, 06/15/07	102
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.13%, 01/01/24	3,105
2,850	New York City Municipal Water Finance Authority, Series A, Rev., (p), 5.75%, 06/15/30	3,164
565	New York City Municipal Water Finance Authority, Unrefunded Balance, Series B, Rev., 6.00%, 06/15/33	638
7,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.00%, 11/01/19	7,957
695	New York City Transitional Finance Authority, Future Tax Secondary, Series B, Rev., (p), 5.50%, 02/01/15	774
3,000	New York City Transitional Finance Authority, Future Tax Secondary, Series B, Rev., Adj., 5.25%, 02/01/29	3,214
8,000	New York City Transitional Finance Authority, Future Tax Secondary, Series C, Rev., (p), 5.50%, 11/01/24	8,701
9,000	New York City Transitional Finance Authority, Future Tax Secondary, Series C, Rev., (p), 5.50%, 11/01/29	10,012
2,305	New York City Transitional Finance Authority, Future Tax Secondary, Unrefunded Balance, Series B, Rev., 5.50%, 02/01/15	2,520
2,900	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/08	2,985
1,900	New York Municipal Bond Bank Agency, Series C, Rev., State Aid Withholding, 5.25%, 06/01/21	2,010
2,000	New York Municipal Bond Bank Agency, Series C, Rev., State Aid Withholding, 5.25%, 12/01/21	2,115
3,000	New York State Dormitory Authority, City University System, Series A, Rev., FGIC, (p), 5.13%, 07/01/21	3,260
3,550	New York State Dormitory Authority, City University, Third, Series 2, Rev., (p), 5.88%, 07/01/08	3,759
1,450	New York State Dormitory Authority, City University, Unrefunded Balance, Third, Series 2, Rev., 5.88%, 07/01/08	1,523
5,000	New York State Dormitory Authority, Construction City University, Series A, Rev., FSA-CR, 5.75%, 07/01/13	5,681
9,345	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Project, Series D, Rev., 5.38%, 06/15/19	10,185
7,270	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Project, Series E, Rev., 5.38%, 06/15/17	7,933
7,135	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Project, Series E, Rev., 5.38%, 06/05/18	7,776
60	New York State Housing Finance Agency, Health Facilities, Monroe County, Series A, Rev., 7.63%, 05/01/05	60
4,940	New York, Series A, GO, (p), 6.00%, 05/15/18	5,608
18,140	New York, Series F, GO, 6.00%, 01/15/18 (m)	20,469
3,500	New York, Series F, GO, MBIA-IBC, 5.25%, 08/01/16	3,707
1,845	New York, Unrefunded Balance, Series A, GO, 6.00%, 05/15/18	2,030
26,000	Port Authority of New York & New Jersey, 93rd Series, Rev., GO, 6.13%, 06/01/94 (m)	30,536
3,000	Tobacco Settlement Financing Corp., Asset Backed, Series A-1, Rev., 5.50%, 06/01/19	3,295
3,000	Tobacco Settlement Financing Corp., Series C-1, Rev., 5.50%, 06/01/20	3,261
3,000	Tobacco Settlement Financing Corp., Series C-1, Rev., 5.50%, 06/01/21	3,250
2,000	Utica Industrial Development Agency, Munson-Williams-Proctor Institution, Series A, Rev., 5.38%, 07/15/19	2,097

		161,727

North Carolina — 2.2%
3,200	Charlotte, GO, 5.50%, 06/01/17	3,548
3,400	Charlotte, GO, 5.50%, 06/01/18	3,767
3,355	Charlotte Mechlenburg Hospital Authority, Series A, Rev., 5.60%, 01/15/10	3,491
3,510	Charlotte Mechlenburg Hospital Authority, Unrefunded Balance, Rev., 5.90%, 01/15/16	3,656

4,400	Cumberland County, GO, (p), 5.70%, 03/01/18	4,943
1,565	North Carolina State Housing Finance Agency, AMT, Single Family, Series BB, Rev., 6.50%, 09/01/26	1,598
2,395	North Carolina State Housing Finance Agency, AMT, Single Family, Series FF, Rev., FHA, 6.25%, 03/01/28	2,463

		23,466

North Dakota — 1.1%
4,325	Bismarck Health Care Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.25%, 07/01/15	4,597
5,000	Mercer County Antelope Valley Station, Rev., AMBAC, 7.20%, 06/30/13	5,940
1,300	North Dakota State Water Development & Management Program, Series A, MBIA, 5.00%, 08/01/18	1,382

		11,919

Ohio — 2.6%
7,000	Cleveland Stadium Project, COP, AMBAC, 5.25%, 11/15/13	7,468
2,055	Cuyahoga County, Port Authority, Series C, Rev., LOC: Fifth Third Bank, 5.95%, 05/15/22	2,129
3,000	Lucas County Hospital Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/14	3,272
4,000	Ohio Air Quality Development Authority, Edison Project, Series A, Rev., Adj., AMBAC, 3.25%, 02/01/15	4,012
2,080	Riversouth Authority Area Redevelopment, Series A, Rev., 5.25%, 12/01/19	2,235
1,505	Riversouth Authority Area Redevelopment, Series A, Rev., 5.25%, 12/01/20	1,614
1,000	Riversouth Authority Area Redevelopment, Series A, Rev., 5.25%, 12/01/21	1,069
1,050	Riversouth Authority Area Redevelopment, Series A, Rev., 5.25%, 12/01/22	1,119
1,915	Toledo Lucas County Port Authority Development, Northwest Bond Fund, Series A, Rev., 6.00%, 05/15/11	2,051
1,060	Toledo Lucas County Port Authority Development, Northwest Bond Fund, Woodsage Project, Series B, Rev., 5.40%, 05/15/14	1,096
1,650	Toledo Lucas County Port Authority Development, Northwest Ohio Bond Fund, Series C, Rev., 6.38%, 11/15/32	1,710

		27,775

Oklahoma — 0.6%
750	Oklahoma Housing Finance Agency, AMT, Series B-2, Rev., GNMA/FNMA, 6.80%, 09/01/26	753
5,000	Tulsa Metropolitan Utility Authority, Rev., MBIA, 5.75%, 09/01/19	5,158

		5,911

Oregon — 1.0%
3,000	Oregon State Department of Administrative Services, Series B, Lottery Rev., FSA, 5.25%, 04/01/15	3,209
1,900	Washington County School District No. 48J Beaverton, Series B, GO, FSA, 5.00%, 06/01/08	2,012
5,000	Washington County Unified Sewerage Agency, Series A, Senior Lien Rev., FGIC, 5.75%, 10/01/10	5,585

		10,806

Pennsylvania — 2.3%
1,425	Butler Area School District, Series B, GO, FGIC, 5.25%, 09/15/17	1,578
2,820	Commonwealth of Pennsylvania, Third Refunded, GO, FSA, 5.25%, 07/01/13	3,109
3,675	Delaware River Port Authority, Rev., FSA, 5.63%, 01/01/16	3,987
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.50%, 07/01/18	7,143
5,025	Tredyffrin-Easttown School District, GO, State Aid Withholding, 4.50%, 02/15/19	5,097
4,135	Warwick School District, GO, FGIC, 4.00%, 02/15/19	3,966

		24,880

Puerto Rico — 4.2%
5,655	Puerto Rico, GO, MBIA, 6.00%, 07/01/16	6,677
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., MBIA, 5.50%, 07/01/15	11,331
3,880	Puerto Rico Electric Power Authority, Series Y, Rev., MBIA, 7.00%, 07/01/07	4,224
5,000	Puerto Rico Highway & Transportation Authority, Series B, Rev., (p), 6.00%, 07/01/39	5,636
2,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.00%, 08/01/15	2,678
1,630	Puerto Rico Public Buildings Authority, Government Facilities, Series A, Rev., AMBAC, 6.25%, 07/01/11	1,880
2,800	Puerto Rico Public Buildings Authority, Government Facilities, Series K, Rev., Adj., 4.50%, 07/01/22	2,880
6,900	Puerto Rico Public Improvement, Series C, GO, Adj., 5.00%, 07/01/18	7,226
3,000	Puerto Rico Public Improvement, Series C, GO, Adj., MBIA, 5.00%, 07/01/28	3,175

		45,707

South Carolina — 0.9%
2,500	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.00%, 12/01/18	2,619
2,000	Greenville Hospital System Facilities, Series B, Rev., GTD, 5.60%, 05/01/10	2,087
5,000	South Carolina State Public Service Authority, Series A, Rev., AMBAC, (p), 6.25%, 01/01/22	5,231

		9,937

South Dakota — 0.7%
2,605	Heartland Consumers Power District, Electric Rev., (p), 7.00%, 01/01/16	3,032
2,500	Heartland Consumers Power District, Electric Rev., FSA, 6.00%, 01/01/17	2,904
1,000	South Dakota Housing Development Authority, Homeownership Mortgage, Series C, Rev., 6.25%, 05/01/15	1,021

		6,957

Tennessee — 1.0%
2,280	Franklin, GO, 5.00%, 04/01/22	2,460
1,555	Franklin, GO, 5.00%, 04/01/23	1,674
1,360	Knox County Health Educational & Housing Facilities Board, FT Sanders Alliance, Rev., MBIA, 7.25%, 01/01/09	1,542
1,300	Knox County Health Educational & Housing Facilities Board, FT Sanders Alliance, Rev., MBIA, 7.25%, 01/01/10	1,508
3,000	Metropolitan Government Nashville & Davidson County, Rev., FGIC, 5.20%, 01/01/13	3,284

		10,468

Texas — 3.1%
3,000	Alliance Airport Authority, Fed Express Corp. Project, Rev., 6.38%, 04/01/21	3,155
1,080	Austin, Series A, Rev., AMBAC, 5.00%, 11/15/16	1,155
1,160	Austin, Certificates of Obligation, GO, MBIA, 5.00%, 09/01/15	1,242
1,295	Austin, Certificates of Obligation, GO, MBIA, 5.00%, 09/01/16	1,381
6,000	Brownsville, Priority Refunding, Utilities Rev., MBIA, 6.25%, 09/01/14	6,922
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FGIC, 5.50%, 11/01/20	3,184
4,685	Lewisville Combination Contract, Special Assessment Capital Improvement District 2, GO, ACA, 5.88%, 09/01/22	4,954
4,250	San Antonio Electric & Gas, Series 2000, Rev., (p), 5.00%, 02/01/17	4,562
5,000	Texas A & M University, FING System, Rev., 5.38%, 05/15/16	5,329
1,085	Travis County, GO, 5.25%, 03/01/20	1,178

		33,062

Utah — 0.3%
1,815	Utah State Board of Regents, Dixie College, Series A, Rev., AMBAC, 5.50%, 05/01/23	1,943
1,060	Utah Housing Finance Agency, Single Family Mortgage, Series A-2, Rev., FHA, 6.25%, 07/01/25	1,100

		3,043

Virginia — 1.0%
1,970	Loudoun County Sanitation Authority, Rev., 5.00%, 01/01/12	2,125
1,105	Lynchburg Public Improvement, GO, 5.00%, 06/01/16	1,191
1,110	Lynchburg Public Improvement, GO, 5.00%, 06/01/17	1,190
1,205	Lynchburg Public Improvement, GO, 5.00%, 06/01/18	1,286
4,140	Norfolk, Water Rev., MBIA, 5.88%, 11/01/14	4,300
1,000	Virginia Public School Authority, School Funding-1997, Series D, Rev., State Aid Withholding, 5.00%, 02/01/09	1,065

		11,157

Washington — 2.9%
7,000	Energy Northwest, Series B, Rev., MBIA, 5.50%, 07/01/18	7,538
5,000	Energy Northwest Electric Project No. 1, Series A, Rev., MBIA, 5.50%, 07/01/16	5,451
2,575	Goat Hill Properties Government Office Building Project, Rev., MBIA, 5.00%, 12/01/12	2,770
2,835	Goat Hill Properties Government Office Building Project, Rev., MBIA, 5.00%, 12/01/14	3,047
5,000	Seattle Municipal Light & Power, Rev., MBIA-IBC, (p), 6.00%, 10/01/18	5,610
195	Washington Public Power Supply System, Series B, Rev., (p), 7.25%, 07/01/09	215
15	Washington Public Power Supply System, Unrefunded, Series B, Rev., 7.25%, 07/01/09	17
5,430	Western Washington University, Housing & Dining Junior Lien, Series A, Rev, AMBAC, 5.50%, 10/01/22	6,139

		30,787

West Virginia — 0.5%
5,250	West Virginia State, GO, 5.75%, 06/01/13	5,750

	Total Municipal Bonds
	(Cost $977,973)	1,035,575

Shares
SHORT-TERM INVESTMENTS — 4.2%
Investment Companies — 4.2%
	45,383	JPMorgan Tax Free Money Market Fund (b)	45,383

(Amortized Cost $45,383)

Total Investments — 100.3%
(Cost/Amortized Cost $1,023,356)	1,080,958
Other Liabilities in Excess of Assets — (0.3)%	(2,783)

Net Assets — 100.0%	$1,078,175

Abbreviations

ACA	American Capital Access
ACA-CBI	ACA Certificate of Bond Insurance
Adj.	Adjustable
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CA MTG INS	California Mortgage Insurance
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
FSA-CR	FSA Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTY	Guaranty
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
TCRS	Transferrable Custodial Receipts
XLCA	XL Capital Assurance
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,554
Aggregate gross unrealized depreciation	(2,952)

Net unrealized appreciation/depreciation	$57,602

Federal income tax cost of investments	$1,023,356

Futures Contracts
(Amounts in thousands, except number of contracts)

			Notional Value	Unrealized
Number of Contracts	Description	Expiration Date	at 03/31/05	Depreciation

150	U.S. Treasury Bond	June, 2005	$16,678	$(29)

JPMorgan Municipal Income Fund (Formerly One Group Municipal Income Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value
MUNICIPAL BONDS — 98.2%
Alabama — 1.2%
$1,020	Alabama 21st Century Authority, Tobacco Settlement Rev., 5.50%, 12/01/10	$1,091
1,790	Alabama 21st Century Authority, Tobacco Settlement Rev., 5.75%, 12/01/12	1,924
2,000	Alabama 21st Century Authority, Tobacco Settlement Rev., 5.75%, 12/01/19	2,088
2,290	Alabama 21st Century Authority, Tobacco Settlement Rev., 5.85%, 12/01/13	2,469
135	Alabama Housing Finance Authority, Single Family Housing Collateralized Home Mortgage, Series A-1, Rev. GNMA/FNMA/FHLMC, 5.80%, 10/01/08	138
3,365	Alabama Public School & College Authority, Capital Improvement, Rev., 5.25%, 11/01/11	3,618

		11,328

Alaska — 3.0%
12,940	Alaska Housing Finance Corp., Capital Appreciation - General Mortgage, Series A, Rev., MBIA, Zero Coupon, 12/01/17	6,280
2,750	Alaska Student Loan Corp., Series A, Rev., AMT, AMBAC, 5.75%, 07/01/14	2,890
1,870	Alaska Student Loan Corp., Series A, Rev., AMT, AMBAC, 6.20%, 07/01/09	1,941
4,805	Four Dam Pool Power Agency, Electrical Rev., LOC: Dexia Credit Local, 5.00%, 07/01/22 - 07/01/24	4,880
2,525	Matanuska-Susitna Boro, Series D, GO, AMBAC, 5.00%, 04/01/10	2,709
2,000	North Slope Boro, Capital Appreciation, Series B, GO, MBIA, Zero Coupon, 06/30/09	1,722
10,050	North Slope Boro, Series A, GO, MBIA, Zero Coupon, 06/30/08 - 06/30/13	7,689

		28,111

Arizona — 2.7%
1,080	Arizona Housing Finance Authority, Series 2A, Rev., Adj., GNMA, 5.63%, 07/01/34	1,109
5,000	Arizona State University, Series II-R-174, Rev., Adj., FSA, 8.10%, 07/01/09 (m)	5,791
1,000	Gila County, IDA, Cobre Valley Community Hospital, Rev., ACA, 6.00%, 12/01/20	1,067
2,325	Gila County, COP, 6.40%, 06/01/14	2,478
1,385	Maricopa County, IDA, Multi-Family Housing Coral Point Apartments Project, Series B, Rev., Adj., 5.10%, 03/01/28	1,410
2,565	Maricopa County, IDA, Series 2B, Rev., Adj., GNMA/FNMA/FHLMC, 5.95%, 03/01/34	2,627
895	Maricopa County, IDA, Villas at Augusta Project, Multi-Family Housing, Series A, Rev., GNMA, 5.00%, 10/20/10	895
1,000	Phoenix Civic Improvement Corp., AMT, Junior Lien, Rev., FGIC, 5.50%, 07/01/10	1,042
2,500	Phoenix Civic Improvement Corp., AMT, Junior Lien, Rev., FGIC, 5.63%, 07/01/13	2,612
2,495	Phoenix, IDA, Single Family Mortgage, Series 2002-2, Rev., Adj., GNMA/FNMA/FHLMC, 5.95%, 03/01/34	2,556
1,325	Pima County, IDA, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 05/01/25	1,367
215	Tucson & Prima County, IDA, Single Family Mortgage, Mortgage Backed Securities Program, Series 1A, Rev., GNMA/FNMA, 5.70%, 07/01/12	216
140	Tucson & Prima County, IDA, Single Family Mortgage, Mortgage Backed Securities Program, Series 1A, Rev., GNMA/FNMA, 6.10%, 07/01/22	141
1,930	Tucson & Prima County, IDA, Single Family Mortgage, Series 1A, Rev., Adj., GNMA, 5.63%, 07/01/34	1,989

		25,300

Arkansas — 0.2%
1,295	Arkansas Development Finance Authority, AMT, Mortgage Backed Securities Program, Series E, Rev., GNMA/FNMA, 4.75%, 01/01/20	1,306
300	Arkansas Development Finance Authority, AMT, Series B, Rev., GNMA/FNMA, 4.55%, 07/01/25	301
415	Arkansas Development Finance Authority, Compound Accretion, Series 1, Rev., Zero Coupon, 12/01/11	255
54	Drew County, Public Facilities Board, Single Family Housing, Series A-2, Rev., FNMA, 7.90%, 08/01/11	55
13	Drew County, Public Facilities Board, Single Family Housing, Privately Insured Mortgage Loans, Series B, Rev., VEREX Pool Insurance, 7.75%, 08/01/11	13
93	Jacksonville, Residential Housing Facilities Board, Single Family Mortgage, Series A-2, Rev., FNMA, 7.90%, 01/01/11	94
6	Jacksonville, Residential Housing Facilities Board, Single Family Mortgage, Series B, Rev., VEREX, 7.75%, 01/01/11	6
107	Lonoke County Residential Housing Facilities Board, Single Family Mortgage, Series A-2, Rev., FNMA, 7.90%, 04/01/11	109
59	Stuttgart Public Facilities Board, Single Family Mortgage, Series A, Class A-2, Rev., FNMA, 7.90%, 09/01/11	61

		2,200

California — 4.3%
585	California Rural Home Mortgage Finance Authority, Mortgage Backed Security Program, Series D, Rev., GNMA/FNMA, 5.00%, 12/01/11	598
1,195	California Rural Home Mortgage Finance Authority, Mortgage Backed Security, Series D, Rev., Adj., GNMA/FNMA, 7.10%, 06/01/31	1,201
3,000	California State Department of Water Resources, Series A, Rev., MBIA, 5.25%, 05/01/10	3,279
2,000	California State Department of Water Resources, Series A, Rev., MBIA-IBC, 5.50%, 05/01/10	2,209
1,375	California State, AMT, Veterans, Series BT, GO, 5.38%, 12/01/16	1,391

Principal Amount	Security Description	Value
5,000	California State, Series D-1, GO, Adj., 2.40%, 05/01/33	5,000
5,000	California State, Series II-R-190, GO, XLCA-ICR, 9.61%, 02/01/15	6,531
5,290	California State, Veterans Bond, Series BG, GO, FSA, 5.15%, 12/01/15	5,519
500	California Statewide Communities Development Authority, Regulated Linked Pars & Inflos, COP, 5.40%, 11/01/15	503
3,300	California Statewide Communities Development Authority, Rev., Adj., 8.59%, 11/01/15 (m)	3,341
4,749	Contra Costa County, Multi-Family Mortgage, Crescent Park Apartments Project, Series B, Rev., GNMA, 7.80%, 06/20/34	4,994
165	Redondo Beach, Redevelopment Agency, Residential Mortgage, Series B, Rev., 6.25%, 06/01/11	161
2,525	San Jose, Multi-Family Housing, Helzer Courts Apartments Project, Series A, Rev., 6.20%, 06/01/19 (i)	2,364
2,960	Turlock, Irrigation District, Series A, Rev., MBIA, 5.00%, 01/01/15	3,166

		40,257

Colorado — 9.6%
2,300	Arapahoe County, Single Family Mortgage, Rev., IMI, (p), Zero Coupon, 09/01/10	1,886
1,920	Aurora, McKesson Corp. Project, Series A, Rev., Adj., 5.38%, 12/01/11	1,921
5,030	Aurora, Series A-2, Rev., (p), Zero Coupon, 09/01/15	2,716
865	Colorado Health Facilities Authority, First Mortgage, Christian Living, Series A, Rev., 6.40%, 01/01/10	894
1,445	Colorado Housing & Facilities Finance Authority, AMT, Capital Appreciation, Single Family Program, Series C-1, Rev., Zero Coupon, 11/01/29	359
680	Colorado Housing & Facilities Finance Authority, AMT, Multi-Family Project, Series C-3, Class I, Rev., 4.45%, 04/01/11	690
1,030	Colorado Housing & Facilities Finance Authority, AMT, Multi-Family Project, Series C-3, Class I, Rev., 4.55%, 10/01/12	1,044
1,020	Colorado Housing & Facilities Finance Authority, AMT, Multi-Family Project, Series C-3, Class I, Rev., 4.65%, 10/01/13	1,040
1,875	Colorado Housing & Facilities Finance Authority, AMT, Single Family Program, Series C-2, Rev., FHA, 7.05%, 04/01/31	1,941
2,355	Colorado Housing & Facilities Finance Authority, Multi-Family Housing Insured Mortgage, Series A, Rev., 6.65%, 10/01/28	2,405
1,410	Colorado Housing & Facilities Finance Authority, Multi-Family Housing Insured Mortgage, Series C-3, Rev., FHA, 5.70%, 10/01/21	1,411
560	Colorado Housing & Facilities Finance Authority, Single Family Program, Series B-2, Rev., MBIA-IBC, 6.80%, 04/01/30	570
2,500	Countrydale, Metropolitan District, GO, LOC: Compass Bank, Adj., 3.50%, 12/01/32	2,491
1,000	Denver City & County, Capital Appreciation, Single Family Mortgage, Series A, Rev., MGIC, Zero Coupon, 07/01/10	759
9,850	Denver City & County, Capital Appreciation, Single Family Mortgage, Series A, Rev., MGIC, Zero Coupon, 07/10/14	6,114
995	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus, Rev., Adj., GNMA/FNMA/FHLMC, 6.15%, 11/01/34	1,001
380	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus, Series A, Rev., Adj., GNMA/FNMA/FHLMC, 7.30%, 11/01/31	381
1,000	Denver City & County, Special Facilities, Rental Car Project, Series A, Rev., MBIA, 6.00%, 01/01/13	1,085
5,000	Denver City & County, Series A, Rev., AMBAC, 6.00%, 11/15/10	5,537
5,000	Denver City & County, Series A, Rev., AMBAC, 6.00%, 11/15/12	5,452
9,000	Denver City & County, Series A, Rev., AMBAC, 6.00%, 11/15/14	9,865
4,990	Denver City & County, Series II-R-98-A, Rev., Adj., FSA, 8.56%, 05/15/09 (m)	5,696
390	Denver City & County, Metropolitan Mayors Caucus, Single Family Mortgage, Rev., Adj., GNMA/FNMA/FHLMC, 6.00%, 05/01/27	398
5,660	Douglas County School District No. Re-1, Series 163, GO, Adj., MBIA, 7.41%, 06/15/09 (m)	6,589
1,870	El Paso County, School District No. 11 Colorado Springs, GO, State Aid Withholding, 7.13%, 12/01/19	2,417
985	El Paso County, Series A, Rev., GNMA/FNMA/FHLMC, 6.20%, 11/01/25	987
2,500	Englewood, Multi-Family Housing, Marks Apartments Project, Rev., 6.65%, 12/01/26	2,569
1,000	Erie, Water Enterprise, Rev., ACA, 5.13%, 12/01/10	1,038
427	IDK Partners III, 5.10%, 08/01/23	432
3,500	Mesa County, Residential Rev., (p), Zero Coupon, 12/01/11	2,710
10,000	Metropolitan Football Stadium District, Sales Tax Capital Appreciation, Series A, Rev., MBIA, Zero Coupon, 01/01/07 (m)	9,481
6,960	Northern Metropolitan District, Adams County, GO, MBIA-IBC, 6.50%, 12/01/16	7,482

		89,361

Connecticut — 1.5%
4,350	Stamford, Housing Authority, Rippowam Park Apartments Project, Rev., 6.25%, 10/01/19 (m)	4,622
9,200	Stanford, Housing Authority, Rippowam Park Apartments Project, Rev., 6.38%, 10/01/29	9,589

		14,211

Delaware — 0.1%
1,210	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., AMBAC, 5.17%, 01/01/30	1,225

District of Columbia — 2.2%
2,895	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 5.20%, 05/15/08	2,979
11,840	District of Columbia, COP, AMBAC, 5.25%, 01/01/13	12,719
1,000	District of Columbia, Series A, GO, AMBAC, 5.38%, 06/01/10	1,064
1,000	District of Columbia, Series B, GO, FGIC, 5.25%, 06/01/15	1,074

Principal Amount	Security Description	Value
1,640	District of Columbia, Unrefunded Balance 2001, Series B, GO, MBIA, 6.00%, 06/01/12	1,865
1,000	District of Columbia, Unrefunded Balance, Series A-1, GO, MBIA, 6.00%, 06/01/11	1,129

		20,830

Florida — 4.1%
2,385	Capital Projects Finance Authority, Capital Projects Loan Program, Series F-1, Rev., MBIA, 5.50%, 10/01/13	2,579
2,880	Capital Projects Finance Authority, Capital Projects Loan Program, Series F-1, Rev., MBIA, 5.50%, 10/01/14	3,100
2,860	Capital Trust Agency, Seminole Tribe Convention, Series C, Rev., ACA, 6.00%, 10/01/17	3,062
725	Florida Housing Finance Corp., AMT, Homeowner Mortgage, Series 2, Rev., MBIA, 4.75%, 07/01/19	727
4,720	Florida State Board Education, Rols RR - II- R-235, Adj., GO, 7.60%, 06/01/10	5,430
6,325	Fort Pierce Utilities Authority, Rols RR - II- R 241-4, Rev., Adj., AMBAC, 7.60%, 10/01/16	7,307
2,500	Miami Health Facilities Authority, Rev., Adj., AMBAC, 7.92%, 08/15/15	2,607
2,900	Miami-Dade County, Special Obligation, Sub-Series A, Rev., MBIA, Zero Coupon, 10/01/16	1,652
4,435	Miami-Dade County, Aviation, AMT, Series C, Rev., MBIA, 5.25%, 10/01/10	4,681
2,575	Orange County, Housing Finance Authority, AMT, Series B, Rev., GNMA/FNMA, 5.40%, 09/01/32	2,683
1,100	Pompano Beach, Water & Sewer, Rev., FGIC, 5.50%, 07/01/16	1,166
1,320	Santa Rosa Bay Bridge Authority, Capital Appreciation, Rev., ACA MBIA, Zero Coupon, 07/01/08	1,185
1,625	Santa Rosa Bay Bridge Authority, Capital Appreciation, Rev., ACA MBIA, Zero Coupon, 07/01/09	1,398
1,535	Santa Rosa Bay Bridge Authority, Capital Appreciation, Rev., ACA-CBI-MBIA-IBC, Zero Coupon, 07/01/12	1,145

		38,722

Georgia — 2.7%
1,500	Atlanta, Airport Facilities, Series A, Rev., AMBAC, (p), 6.50%, 01/01/08	1,637
2,795	Clayton County, Housing Authority, Multi-Family Housing Southlake Cove Project, Series A, Rev., GNMA, 5.60%, 12/20/13	3,063
440	Dallas County, Legacy at Dallas Project, Series A, Rev., 5.35%, 12/01/27	261
785	Dallas County, Legacy at Dallas Project, Series A, Rev., 5.45%, 12/01/35	465
2,805	Dallas County, Legacy at Dallas Project, Series A, Rev., 5.60%, 12/01/43	1,662
5,000	De Kalb County, Housing Authority, Friendly Hills Apartments, Series A, Rev., FHA, 7.05%, 01/01/39	5,298
1,000	Fulton County, Building Authority, Capital Appreciation Judicial Center Project, Rev., Zero Coupon, 01/01/10	845
1,765	Fulton County, Housing Authority Multi-Family, Capital Appreciation, Judicial Center Project A, Rev., (p), 6.30%, 07/01/16	1,924
1,810	Multi-Family Housing, Bond Pass Through Certificates, Stonecrest-DeKalb County, Series 8, Rev., 5.90%, 11/01/34	1,900
1,550	Municipal Electric Authority, General Resolution Projects, Series A, Rev., MBIA, 5.13%, 01/01/12	1,617
5,500	Municipal Electric Authority, ROLS RR II R 253, Rev., Adj., AMBAC, 7.59%, 01/01/26	6,122

		24,794

Hawaii — 0.2%
1,035	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas, Rev., GNMA, 5.00%, 07/20/11	1,048
950	Honolulu City & County, Smith-Beretania, Series 8A, GO, MBIA-FHA, 4.80%, 01/01/12	951

		1,999

Idaho — 0.4%
2,165	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.55%, 07/01/20	2,213
220	Idaho Housing & Finance Association, Single Family Mortgage, Series D, Rev., FHA, 6.45%, 07/01/14	222
280	Idaho Housing & Finance Association, Single Family Mortgage, Series E-2, Rev., 5.95%, 07/01/14	282
485	Idaho Housing & Finance Association, Single Family Mortgage, Series H, Rev., FHA, 6.05%, 07/01/14	504
515	Idaho Housing & Finance Association, Single Family Mortgage, Sub Series A, Rev., FHA, 5.35%, 07/01/11	517
90	Idaho Housing & Finance Association, Single Family Mortgage, Series D-2, Rev., FHA, 4.95%, 07/01/28	90

		3,828

Illinois — 3.4%
4,450	Chicago Heights, Series A, GO, FGIC, 5.65%, 12/01/16	4,788
1,000	Chicago O'Hare International Airport, Second Lien Passenger Facilities, Series A, Rev., AMT, AMBAC, 5.50%, 01/01/09	1,067
2,135	Chicago, Single Family Mortgage, Series B, Rev., Adj., GNMA/FNMA, 6.00%, 10/01/33	2,157
1,000	Chicago, AMT, Series D, Rev., GNMA/FNMA, 5.75%, 10/01/34	1,058
3,000	Chicago, City Colleges, Capital Improvement, GO, FGIC, 6.00%, 01/01/10	3,337
100	Chicago, Midway Airport, Series A, Rev., FSA, 5.13%, 01/01/26	102
890	Chicago, Single Family Mortgage, Series B, Rev., Adj., GNMA/FNMA, 6.00%, 04/01/26	899
290	Chicago, Single Family Mortgage, Series C, Rev., MBIA-IBC, 7.00%, 03/01/32	294
1,000	Chicago, People Gas Light, Series A, Rev., 6.10%, 06/01/25	1,024
1,000	Cook County, Community High School District No. 219-Niles Township, GO, FGIC, (p), 5.88%, 12/01/12	1,114
2,660	Cook County, Community High School District No. 219-Niles Township, GO, FGIC, (p), 5.88%, 12/01/13	2,964
2,745	DeKalb & Ogle Counties, Community College District No. 523, GO, FSA, 5.75%, 02/01/13	3,009

Principal Amount	Security Description	Value
3,430	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place, Series A, Rev., GNMA, 6.50%, 07/20/15	3,852
4,465	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place, Series A, Rev., GNMA, 6.60%, 07/20/21	5,034
515	Moline, Capital Appreciation, Sub Series 1, Rev., Zero Coupon, 05/01/11	333
130	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA, 7.60%, 04/01/27	132
3,500	Peru, IDR Consolidated Freightways Corp. Project, Series B, Rev., 5.25%, 01/01/04 (i)	210

		31,374

Indiana — 2.1%
4,900	Fremont IDR, Consolidated Freightways Corp. Project, Rev., 5.25%, 05/01/04 (i)	294
2,000	Indiana Development Finance Authority, Southern Indiana Gas & Electric, Series C, Rev., AMT, Adj., 5.00%, 03/01/30	2,028
750	Indiana Housing Finance Authority, Single Family Mortgage, AMT, Series A-2, Rev., FHA, 6.45%, 07/01/14	758
1,225	Indiana Housing Finance Authority, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 5.10%, 01/01/17	1,249
3,130	Indiana Housing Finance Authority, Toll Road, Rev., 6.00%, 07/01/15	3,242
4,550	Indiana Transportation Finance Authority, Highways Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	5,126
2,000	Indianapolis, Local Public Improvements Bond Bank, Series A, FSA, 6.50%, 01/01/08	2,178
440	Indianapolis, Muliti-Family Housing, Turtle Creek, North Apartments, Series A, Rev., GNMA, 3.40%, 12/20/09	434
550	Indianapolis, Muliti-Family Housing, Turtle Creek, North Apartments, Series A, Rev., GNMA, 4.15%, 12/20/14	540
700	Indianapolis, Muliti-Family Housing, Turtle Creek, North Apartments, Series A, Rev., GNMA, 4.38%, 12/20/19	697
3,000	Sullivan, Pollution Control, Hoosier Energy-Merom Project, Rev., 7.10%, 04/01/19	3,023

		19,569

Kansas — 2.6%
2,045	Butler County Public Building Commission, 4.50%, 10/01/21	2,045
2,055	Butler County Public Building Commission, 4.50%, 10/01/20	2,060
1,040	Kansas Development Finance Authority, Multi-Family Housing, Lom Vista Apartments, Series O, Rev., GNMA, 6.50%, 06/20/34	1,108
2,885	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series B-3, Rev., Adj, AMT, GNMA/FNMA, 5.75%, 12/01/34	3,028
1,910	Sedgwick & Shawnee Counties, Mortgage Backed Securities, Series A, Rev., Adj., GNMA/FNMA, 6.05%, 06/01/27	2,050
2,195	Sedgwick & Shawnee Counties, AMT, Mortgage-Backed Securities Program, Series A, Rev., Adj., GNMA/FNMA, 5.25%, 06/01/28	2,209
5,045	Sedgwick & Shawnee Counties, AMT, Mortgage-Backed Securities Program, Series A-4, Rev., Adj., GNMA/FNMA, 5.65%, 06/01/28	5,095
3,835	Sedgwick & Shawnee Counties, AMT, Mortgage-Backed Securities Program, Series B-2, Rev., Adj., GNMA/FNMA, 6.45%, 12/01/33	4,040
115	Shawnee County, Single Family Mortgage, Capital Appreciation, Rev., MBIA FHA, Zero Coupon, 10/01/16	36
1,905	Wichita, Hospital Facilities Improvement, Rev., 6.75%, 11/15/14	2,151

		23,822

Kentucky — 1.3%
10,475	Kentucky Economic Development Finance Authority, Norton HealthCare, Inc, Series B, Rev., MBIA, Zero Coupon, 10/01/06	10,032
1,615	Kentucky Economic Development Finance Authority, Norton HealthCare, Inc., Series C, Rev., MBIA, Zero Coupon, 10/01/06	1,626
515	Meade County, Pollution Control Revenue, Olin Corp. Project, Rev., 6.00%, 07/01/07	516

		12,174

Louisiana — 4.2%
460	Calcasieu Parish, Public Transportation Authority, Series A, Rev., GNMA/FNMA, 5.00%, 04/01/28	477
645	Calcasieu Parish, Public Transportation Authority, Series A, Rev., GNMA/FNMA, 5.55%, 04/01/12	669
1,250	Jefferson Parish, Home Mortgage Authority, Single Family Mortgage, Series B-1, Rev., GNMA/FNMA, 6.65%, 12/01/33	1,285
7,115	Jefferson Parish, Home Mortgage Authority, Single Family Mortgage, Series C, Rev., GNMA/FNMA, 4.50%, 12/01/24	6,952
635	Jefferson Parish, Home Mortgage Authority, Single Family Mortgage, Series C-1, Rev., GNMA/FNMA, 7.00%, 06/01/29	650
5,310	Lafayette, Public Power Authority Electric, Rols II 246-2, 7.59%, 11/01/10	6,158
4,460	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/11	4,968
4,320	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/12	4,847
2,290	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/13	2,584
175	Louisiana Housing Finance Agency, Single Family Access Program, Series B, Rev., GNMA/FNMA, 8.00%, 03/01/25	178
1,495	Louisiana Housing Finance Agency, Single Family Mortgage Access Program, Series D-2, AMT, Rev., GNMA/FNMA, 7.05%, 06/01/31	1,524
200	Louisiana Public Facilities Authority Hospital, Franciscan Missionaries, Series C, Rev., FSA, 5.00%, 07/01/28	203
455	Louisiana Public Facilities Authority Hospital, Touro Infirmary Project, Series A, Rev., 6.13%, 08/15/23	457
75	Louisiana Puiblic Facilities Authority, Single Family Mortgage, Series B, Rev., GNMA/FNMA, 5.75%, 08/01/31	77
2,000	Louisiana State, Series A, GO, MBIA, 5.00%, 08/01/10	2,155

Principal Amount	Security Description	Value
1,000	Louisiana Stadium & Exposition District, Series B, Rev., FGIC, 5.25%, 07/01/16	1,078
3,095	Shreveport, Series A, GO, FGIC, 6.00%, 05/01/09	3,418
515	St. Tammany Parish, Hospital Service District No. 2, Series B, GO, RADIAN, 5.25%, 03/01/12	554
540	St. Tammany Parish, Hospital Service District No. 2, Series B, GO, RADIAN, 5.25%, 03/01/11	579
475	St. Tammany Parish, Public Trust Financing Authority, Christwood Project, Rev., 5.70%, 11/15/18	476

		39,289

Maine — 0.5%
2,500	Lewiston, Housing Corp. Multi-Family Mortgage, Series A, Rev., FHA, 6.65%, 08/15/23	2,503
2,375	Maine State Housing Authority, Single Family Housing, Series C-2, AMT, Rev., AMBAC, 6.15%, 11/15/17	2,457

		4,960

Maryland — 0.6%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 09/01/24	226
2,000	Baltimore, Port Facilities, Rev., Adj., 6.50%, 12/01/10	2,051
660	Prince Georges County, Housing Authority, Single Family Mortgage, AMT, Series A, Rev., Adj., GNMA/FNMA, 5.60%, 12/01/34	672
5,780	Prince Georges County, Housing Authority, Single Family Mortgage, Capital Appreciation, Foxglenn Apartments, Series A, Rev., GNMA, Zero Coupon, 05/20/22	2,188

		5,137

Massachusetts — 0.9%
1,795	Massachusetts Educational Financing Authority, Educational Loan, Series E, Rev, AMBAC, 4.60%, 01/01/10	1,846
2,500	Massachusetts Housing Finance Agency, Multi-Family Housing, Series A, Rev., AMBAC, 6.40%, 12/01/15	2,588
115	Massachusetts Housing Finance Agency, Single Family Housing, Series 21, Rev., Adj., 7.13%, 06/01/25	115
1,310	Massachusetts Industrial Finance Agency, University Commons Nursing, Series A, Rev., FHA, 6.55%, 08/01/18	1,441
675	New Bedford, Housing Authority, Capital Fund Program, Series A, Rev., 3.40%, 10/01/11	664
700	New Bedford, Housing Authority, Capital Fund Program, Series A, Rev., 3.60%, 10/01/12	690
725	New Bedford, Housing Authority, Capital Fund Program, Series A, Rev., 3.75%, 10/01/13	715
750	New Bedford, Housing Authority, Capital Fund Program, Series A, Rev., 3.90%, 10/01/14	743

		8,802

Michigan — 0.6%
4,000	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.00%, 10/15/12	4,246
1,300	Utica, IDR, Community Schools, Building & Site, GO, FGIC, 5.00%, 05/01/12	1,411

		5,657

Minnesota — 0.4%
680	Blaine, IDR, Consolidated Freightways Corp. Project, Rev., 5.15%, 01/01/04 (i)	41
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.10%, 09/01/19	1,665
1,590	Minnesota Housing Finance Agency, Single Family Mortgage, Series A, Rev., GO, 5.75%, 07/01/18	1,618
395	Minneapolis, Residual Interest, Convention Capital Appreciation Mortgage, Rev., 7.00%, 10/01/12	399

		3,723

Mississippi — 0.9%
6,400	Mississippi Higher Education Assistance Corp., Student Loan, Series B-3, Rev., GTD STD LNS, 5.45%, 03/01/10	6,763
205	Mississippi Home Corp., Single Family Mortgage, Mortgage Access Program, Series B, Rev., GNMA, 7.90%, 03/01/25	208
1,000	Mississippi State, Gaming Counties Highway Improvement, Series A, GO, 5.50%, 07/01/08	1,075

		8,046

Missouri — 1.3%
915	Cameron, IDA, Cameron Community Hospital, Rev., ACA, 6.25%, 12/01/12	999
2,570	Kansas City, Streetlight Project, Series B, GO, 5.13%, 02/01/17	2,674
370	Missouri Housing Development Commission, AMT, Single Family Mortgage, Series B-1, Rev., MBIA-IBC, 7.45%, 09/01/31	375
1,000	Missouri Housing Development Commission, AMT - Single Family Mortgage, Series C-1, Rev., GNMA/FNMA, 7.15%, 03/01/32	1,038
300	Missouri Housing Development Commission, AMT- Single Family Mortgage, Series B-1, Rev., GNMA/FNMA, 6.15%, 03/01/20	303
2,995	St. Louis County, Housing Authority, Oakmont Hathaway & Brighton, Series A, Rev., LIG: FNMA, 4.55%, 05/01/31	3,095
1,235	St. Louis County, Lambert-St. Louis International Airport, Series A, Rev., FSA, 5.00%, 07/01/09	1,308
2,000	University City, IDA, Multi-Family Housing, Oak Forest Apartment Project, Rev., LOC: Sumitomo Bank Ltd., Adj., 7.38%, 03/01/21	2,081

		11,873

Montana — 0.2%
1,500	Montana, State Housing Board, Single Family Mortgage, Series B-2, AMT, Rev., 6.00%, 12/01/29	1,545

Nebraska — 0.9%
3,000	Lancaster County, IDR, Archer-Daniels-Midland Co. Project, Rev., 5.90%, 11/01/07	3,055
5,000	Nebraska Public Power District, ROLS-RR-II-R-209, Rev., Adj., MBIA, 8.10%, 01/01/12	5,597

		8,652

Nevada — 0.8%
3,000	Director, State Department Business & Industrial Solid Waste Disposal, Waste Management, Income Project, Rev., Adj., 3.30%, 10/01/14	2,953

Principal Amount	Security Description	Value
1,945	Las Vegas, Special Improvement District No. 707, Series A, Special Assessment, FSA, 5.40%, 06/01/14	2,090
1,510	Nevada Housing Division, Multi - Unit Housing, Citivista Project, Series A, Rev., FNMA, 5.45%, 10/01/15	1,573
350	Nevada Housing Division, Single Family Mortgage, Series A-1, AMT, Rev., 5.20%, 04/01/11	352
145	Nevada Housing Division, Single Family Mortgage, Series B-1, AMT, Rev., 6.00%, 04/01/10	147
140	Nevada Housing Division, Single Family Mortgage, Series C, Rev., FHA, 6.60%, 04/01/14	142

		7,257

New Jersey — 4.4%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.00%, 01/01/15	2,479
1,295	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care System, Rev., RADIAN, 5.00%, 07/01/10	1,377
1,355	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care System, Rev., RADIAN, 5.00%, 07/01/11	1,443
8,820	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., FGIC, 5.25%, 06/15/10	9,546
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., MBIA, 5.25%, 06/15/15	10,935
7,500	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series II-R-149, Rev., Adj., AMBAC, 8.11%, 12/15/08 (m)	8,584
4,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., MBIA, 5.25%, 12/15/09	4,322
2,000	Passaic County, GO, MBIA, 5.00%, 09/01/08	2,125

		40,811

New Mexico — 1.3%
1,115	Gallup, Joint Utility System Improvement, Rev., AMBAC, 4.00%, 06/01/15	1,103
1,000	Gallup, Joint Utility System Improvement, Rev., AMBAC, 5.00%, 06/01/16	1,067
985	New Mexico Educational Assistance Foundation, Student Loan Program, 1st Sub Series A-2, Rev., GTD, 6.20%, 11/01/08	987
590	New Mexico Educational Assistance Foundation, Student Loan Program, 1st Sub Series A-2, Rev., GTD, 6.30%, 11/01/09	591
430	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series A2, Rev., GNMA/FNMA, 4.60%, 09/01/29	432
290	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series A-2, AMT, Rev., GNMA/FNMA, 6.05%, 07/01/16	292
5,815	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series C-2, AMT, Rev., Adj., FNMA/GNMA, 4.70%, 09/01/33	5,934
1,480	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series E-2, AMT, Rev., GNMA/FNMA, 6.80%, 03/01/31	1,565

		11,971

New York — 4.5%
2,500	New York, Series A, GO, 5.25%, 11/01/08	2,666
2,000	New York, Series A, GO, 5.25%, 08/01/10	2,088
1,000	New York, Series B, GO, 5.25%, 08/01/10	1,049
8,560	New York, Series B, GO, XLCA-ICR, 5.20%, 08/01/09	9,008
5,000	New York, Series C, GO, 5.50%, 08/01/13	5,466
3,000	New York, Series C, GO, (p), 5.50%, 11/15/10	3,193
4,000	New York, Series F, GO, 5.25%, 08/01/07	4,201
1,095	Hempstead Town, Industrial Development Agency, Adelphi University Civic Facilities, Rev., 5.25%, 02/01/10	1,164
1,000	Islip, Resource Recovery Agency, 1985 Facility, Series F, Rev., FSA, 5.00%, 07/01/12	1,054
2,140	Islip, Resource Recovery Agency, 1985 Facility, Series F, Rev., FSA, 5.00%, 07/01/13	2,241
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., MBIA, 5.25%, 01/01/12	1,458
40	New York Mortgage Agency, AMT, Homeowner Mortgage, Series 69, Rev., 4.70%, 04/01/24	40
1,050	New York State Dormitory Authority, Jewish Board of Family & Children, Rev., AMBAC, 5.00%, 07/01/10	1,125
1,100	New York State Dormitory Authority, Jewish Board of Family & Children, Rev., AMBAC, 5.00%, 07/01/11	1,182
1,150	New York State Dormitory Authority, Jewish Board of Family & Children, Rev., AMBAC, 5.00%, 07/01/12	1,237
3,000	New York State Urban Development Corp., Correctional & Youth Facilities, Series A, Rev., 5.25%, 01/01/21	3,184
1,675	Tobacco Settlement Financing Corp., Series B-1, Rev., XLCA-ICR, 4.00%, 06/01/12	1,736

		42,092

North Carolina — 0.1%
770	Asheville, Multi-Family Housing Authority, Battery Park Apartment, Series A, Rev., GNMA, 3.90%, 08/20/15	749
585	North Carolina Housing Finance Agency, AMT, Home Ownership, Series 8-A, Rev., 5.95%, 01/01/27	605

		1,354

North Dakota — 0.1%
530	North Dakota State Housing Finance Agency, Housing Finance Program, Series A, Rev., 6.00%, 07/01/17	550

Ohio — 5.9%
6,000	Akron, Municipal Baseball Stadium Project, COP, 6.90%, 12/01/16	6,364
2,750	Cleveland, First Mortgage, Series 1, Rev., MBIA, 5.13%, 11/15/18	2,880
1,480	Cleveland-Cuyahoga County, Port Authority, Cleveland City Project, Series B, Rev., 4.50%, 05/15/30	1,454
1,745	Cleveland-Cuyahoga County, Port Authority, Capital Improvements Project, Series A, Rev., 5.38%, 05/15/19	1,744

Principal Amount	Security Description	Value
630	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund, Series 1, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/16	653
1,055	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund, Series A, Rev., 6.20%, 05/15/22	1,109
2,075	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund, Series C, Rev., LOC: Fifth Third Bank, 5.25%, 11/15/15	2,106
2,000	Cleveland-Cuyahoga County, Port Authority, Port of Cleveland, Series A, Rev., 5.38%, 05/15/18	2,025
1,015	Cleveland-Cuyahoga County, Port Authority, Port Development C & P Docks Project, Series 1, Rev., (p), 6.00%, 03/01/07	1,057
300	Cuyahoga County, Multi-Family Housing, Carter Manor, Rev., GNMA, 3.25%, 09/20/09	299
550	Cuyahoga County, Multi-Family Housing, Carter Manor, Rev., GNMA, 4.00%, 09/20/14	534
2,885	Dublin City, School District, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/13	2,013
3,580	Dublin City, School District, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/14	2,357
1,005	Dublin City, School District, GO, 5.50%, 12/01/16	1,121
1,065	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA, 5.95%, 12/20/21	1,136
2,500	Montgomery County, Care Facilities, Mary Scott Project, Series A, Rev., GNMA, 6.55%, 09/20/32	2,763
4,500	Montgomery County, Hospital Improvement, Kettering Medical Center, Rev., MBIA, 5.63%, 04/01/16	4,700
1,000	Ohio Air Quality Development Authority, Cleveland Pollution Control, Series B, Rev., Adj., 3.75%, 10/01/30	1,003
2,535	Ohio Capital Corp. for Housing Mortgage, Fish Creek Plaza, Series A, Rev., FHA, 6.00%, 08/01/24	2,537
390	Ohio Housing Finance Agency, AMT, Residential, Series B, Rev., GNMA, 4.65%, 09/01/20	392
2,865	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series C, Rev., GNMA, 4.63%, 09/01/31	2,887
2,000	Ohio State, Higher Education Capital Facilities, Series II-A, Rev., 5.50%, 12/01/09	2,187
1,810	Ohio State, Mental Health Capital Facilities, Series II-A, Rev., AMBAC, 4.00%, 08/01/09	1,863
1,000	Ohio State, Mortgage, Rev., FHA, 6.20%, 08/01/17	1,047
300	Summit County, Port Authority, Eastland Woods Project, Series A, Rev., FHA, 3.25%, 12/20/09	294
425	Summit County, Port Authority, Multi-Family Housing, Eastland Woods Project, Series A, Rev., FHA, 4.00%, 12/20/14	411
580	Summit County, Port Authority, Multi-Family Housing, Eastland Woods Project, Series A, Rev., FHA, 4.35%, 12/20/19	566
1,020	Summit County, Port Authority, Multi-Family Housing, Eastland Woods Project, Series A, Rev., FHA, 4.75%, 12/20/26	990
945	Toledo Lucas County, Port Authority Development Revenue, Northwest Ohio Bond Fund, Series C, AMT, Rev., 4.35%, 11/15/07	963
1,590	Toledo Lucas County, Port Authority Development Revenue, Northwest Ohio Bond Fund, Series C, AMT, Rev., 5.35%, 11/15/12	1,635
870	Toledo Lucas County, Port Authority Development Revenue, Northwest Ohio Bond Fund, Series C, AMT, Rev., 6.00%, 05/15/11	932
990	Toledo Lucas County, Port Authority Development Revenue, Northwest Ohio Bond Fund, Series E, AMT, Rev., 6.10%, 11/15/10	1,030
535	Toledo Lucas County, Port Authority Development Revenue, Northwest Ohio Bond Fund, Series F, AMT, Rev., 6.00%, 11/15/07	560
1,710	Upper Arlington City, School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/14	1,126
500	Upper Arlington City, School District, GO, FSA, 5.00%, 12/01/22	526

		55,264

Oklahoma — 0.8%
2,025	Broken Arrow Public Golf Authority, Recreational Facilities Rev., RADIAN, 7.25%, 08/01/20	2,093
1,480	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage Backed Securities Program, Series 1, Rev., Adj., GNMA, 6.70%,
	09/01/32	1,526
2,000	Enid, Municipal Authority, Sales Tax & Utility, Rev., AMBAC, 4.50%, 02/01/10	2,074
2,000	Oklahoma Development Finance Authority, Hillcrest Healthcare Systems, Series A, Rev., (p), 5.63%, 08/15/29	2,188

		7,881

Oregon — 7.6%
2,215	Clackamas County, School District No. 62, Oregon City, GO, SCH BD GTY, 5.50%, 06/15/10	2,437
2,395	Clackamas County, School District No. 62, Oregon City, GO, SCH BD GTY, (p), 6.00%, 06/15/11	2,704
3,520	Clackamas County, School District No. 62, Oregon City, GO, SCH BD GTY, (p), 6.00%, 06/15/12	3,974
3,920	Clackamas County, School District No. 62, Oregon City, GO, SCH BD GTY, (p), 6.00%, 06/15/13	4,425
1,975	Keizer, Urban Renewal Agency, North River Economic, Series A, Tax Allocation, 5.00%, 12/01/12	2,074
5,410	Multnomah & Yamill Counties School District No. 1J, Series 171, Adj, GO, MBIA, 7.40%, 06/01/12	6,147
1,890	Oregon State Department of Administrative Services, Education Project, Series A, Rev., FSA, 5.25%, 04/01/11	2,031
2,465	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Bent Tree, Series 3, Rev., 6.00%, 05/01/34	2,695
1,520	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Grand Reserve Apartments of Texas, Series 8, Rev., 5.95%, 11/01/35	1,571

Principal Amount	Security Description	Value
3,180	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Lakewood Jefferson County, Series 6, Rev., 5.75%, 11/01/34	3,424
1,990	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Manzano Mesa Apartments, Series 2, Rev., 5.95%, 11/01/34	2,055
2,380	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, North Oak Crossing, Series 11, Adj., Rev., 5.75%, 11/01/34	2,497
2,030	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Park Row in Houston, Series 14, Rev., 5.75%, 11/01/34	2,169
2,745	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Series 2000-2, Rev., Adj., 6.00%, 11/01/33	2,835
2,920	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Series 2000-3, Rev., Adj., 6.00%, 11/01/33	3,016
2,055	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Series 2000-4, Rev., Adj., 6.00%, 11/01/33	2,122
2,465	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Silverton, Series 4, Rev., 6.00%, 05/01/34	2,695
1,365	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Stanford Arms, Series 17, Rev., 5.75%, 11/01/34	1,470
1,935	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Sterling Park in Adams Center, Series 13, Rev., 5.80%, 11/01/34	2,035
2,190	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Tierra Antigua, Series 15, Rev., 5.75%, 11/01/34	2,276
3,270	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Town Center Villas, Series 12, Rev., Adj., 5.80%, 11/01/34	3,441
1,675	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.85%, 05/01/34	1,760
2,840	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Western Groves Apartments of Arizona, Series 4, Rev., 5.80%, 11/01/34	2,928
2,875	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Wildwood TDHCA, Series 10, Rev., 5.85%, 11/01/34	3,118
1,965	Oregon State Facilities Authority, Multi-Family Housing Bond Pass Through Certificates, Woodward Gables, Series 16, Rev., 5.60%, 11/01/34	2,028
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of the West, 5.10%, 11/01/32	2,618

		70,545

Pennsylvania — 1.3%
1,450	Chester, Redevelopment Finance Corp., Chester Multi-Family Apartments, Series A, Rev., FNMA, 6.88%, 05/01/24	1,461
1,280	Pennsylvania Housing Finance Agency, AMT, Single Family Mortgage, Series 47, Rev., 6.75%, 10/01/08	1,350
1,365	Pennsylvania Housing Finance Agency, AMT, Single Family Mortgage, Series 47, Rev., 6.75%, 10/01/09	1,451
1,455	Pennsylvania Housing Finance Agency, AMT, Single Family Mortgage, Series 47, Rev., 6.75%, 10/01/10	1,551
1,060	Pennsylvania Housing Finance Agency, AMT, Single Family Mortgage, Series 64, Rev., Zero Coupon, 04/01/30	896
2,500	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., MBIA, 5.70%, 11/15/11	2,750
380	Philadelphia Authority for Industrial Development, Senior Living, Arbor House Project, Series E, Rev., 4.70%, 07/01/13	372
330	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.70%, 07/01/13	323
310	Philadelphia Authority for Industrial Development, Senior Living, Saligman House Project, Series C, Rev., 4.70%, 07/01/13	303
1,700	Philadelphia, Series A, GO, XLCA, 5.00%, 02/15/12	1,819

		12,276

Puerto Rico — 1.8%
3,460	Children’s Trust Fund, Series 149, Rev., Adj., (p), 8.90%, 07/01/08 (m)	4,159
2,000	Puerto Rico, Public Improvement, Series C, GO, Adj., 5.00%, 07/01/18	2,094
10,000	Puerto Rico, Public Improvement, Series C, GO, Adj., RADIAN-IBC, 5.00%, 07/01/18	10,548

		16,801

South Carolina — 0.4%
4,000	South Carolina Jobs Economic Development Authority, Republic Services, Inc. Project, Rev., Adj., 3.25%, 04/01/34	3,959
225	South Carolina Resource Authority Local Government, Series A, Rev., 7.25%, 06/01/20	226

		4,185

South Dakota — 0.4%
1,550	South Dakota Housing Development Authority, Homeownership Mortgage, Series D, Rev., 4.80%, 05/01/11	1,627
1,950	South Dakota Housing Development Authority, Homeownership Mortgage, Series D, Rev., 4.90%, 05/01/12	2,051

		3,678

Tennessee — 1.5%
820	Bristol, Industrial Development Board, Multi-Family Housing, Shelby Heights Apartments Project, Rev., 6.10%, 03/01/12	847
1,620	Humphreys County, Industrial Development Board, E.I. Dupont DeNemours & Co. Project, Rev., 6.70%, 05/01/24	1,657
3,425	Knox County, Health Educational & Housing Facilities Board, Multi-Family Eastowne Village Project, Rev., Adj., LIG: FNMA, 4.90%, 06/01/31	3,503

Principal Amount	Security Description	Value
3,000	Memphis, General Improvement, GO, (p), 5.25%, 04/01/15	3,216
1,100	Municipal Energy Acquisition Corp., Gas Rev., FSA, 4.13%, 03/01/09	1,137
2,000	Tennergy Corp., Gas Rev, MBIA, 5.00%, 06/01/09	2,131
1,750	Tennessee Housing Development Agency, Single Family Housing, AMT-Homeownership Program, Series 3, Rev., GO, 5.30%, 07/01/10	1,827

		14,318

Texas — 7.8%
265	Arlington, Housing Finance Corp., Single Family Mortgage, Rev., Adj., GNMA/FNMA, 6.40%, 06/01/27	266
1,450	Arlington, Housing Finance Corp., Single Family Mortgage, Rev., Adj., GNMA/FNMA, 6.40%, 06/01/34	1,502
595	Arlington, Housing Finance Corp., Single Family Mortgage, Various Mortgages, Adj., 6.40%, 06/01/27	598
890	Arlington, Housing Finance Corp., Single Family Mortgage, Various Mortgages, Adj., 6.40%, 06/01/34	902
1,925	Brazos River Authority, PCR Electric Co., Series B, Rev., Adj., AMT, 5.05%, 06/01/30	1,960
765	Denton County, Housing Finance Corp., Rev., GNMA/FNMA, 6.25%, 06/01/27	776
1,065	Denton County, Housing Finance Corp., Rev., GNMA/FNMA, 6.25%, 06/01/34	1,097
4,000	El Paso, Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/12	2,796
125	Fort Worth, Housing Finance Corp., Home Mortgages, Rev., 8.50%, 10/01/11	125
600	Galveston County, Housing Finance Corp., Single Family Mortgage, Mortgage Backed Securities Program, Series A, Rev., GNMA/FNMA, 6.20%, 12/01/32	615
230	Galveston, Property Finance Authority, Single Family Mortgage, Series A, Rev., 8.50%, 09/01/11	231
3,000	Grapevine-Colleyville, Independent School District, GO, PSF-GTD, 8.25%, 06/15/08	3,457
1,000	Gulf Coast Waste Disposal Authority, Waste Management, Series A, Rev., 2.50%, 05/01/28	999
3,345	Harris County, Sports Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 11/15/11	2,465
4,950	Harris County, Sports Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 11/15/14	3,047
4,885	Harris County, Hospital District, Rev., MBIA, 5.75%, 02/15/11	5,364
1,500	Houston, Hotel Occupancy Tax & Special Convention & Entertainment, Series B, Rev., AMBAC, 5.75%, 09/01/12	1,661
875	Houston, Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.25%, 11/01/12	844
1,880	Keller, Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09	1,611
1,750	Keller, Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/10	1,430
1,075	Klein, Independent School District, Series A, GO, PSF-GTD, 6.00%, 08/01/10	1,183
1,555	Southeast Housing Finance Corp., Capital Appreciation, Series A, Rev., (p), Zero Coupon, 11/01/14	871
1,250	Tarrant County, Housing Finance Corp., Single Family Mortgage, Rev., Adj., GNMA/FNMA, 5.70%, 06/01/27	1,268
1,620	Tarrant County, Housing Finance Corp., Single Family Mortgage, Rev., Adj., GNMA/FNMA, 5.70%, 06/01/34	1,663
2,865	Texas Multi-Family Housing Bond Pass Through Certificates, Meridian TDHCA, Series 9, Rev., 5.85%, 11/01/34	3,107
2,385	Texas Multi-Family Housing Bond Pass Through Certificates, Ranch View, Series 5, Rev., 6.00%, 05/01/34	2,607
2,540	Texas Multi-Family Housing Bond Pass Through Certificates, Series 7, Rev., 5.85%, 05/01/35	2,631
2,645	Texas Multi-Family Housing Bond Pass Through Certificates, Skyway Villas TDHCA, Series 7, Rev., 5.95%, 11/01/34	2,889
4,000	Texas State, Series B1 & B2, GO, Adj., 10.34%, 09/30/11 (m)	5,136
1,060	Texas State Affordable Housing Corp., Single Family Mortgage, Series 2002-1, Rev., Adj., GNMA/FNMA, 7.10%, 03/01/32	1,099
2,140	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., Adj., GNMA/FNMA, 6.20%, 03/01/32	2,248
1,500	Texas State Department of Housing & Community Affairs, Multi-Family Housing Revenue, NHP Foundation-Asmara Project, Series A, Rev., (p), 6.30%, 01/01/16	1,615
2,000	Travis County, 5.25%, 03/01/18	2,173
9,525	Travis County, GO, 5.25%, 03/01/19	10,371
1,945	Tyler, Health Facilities Development Corp., East Texas Medical Center, Series D, Rev., Adj, FSA, 5.38%, 11/01/27	2,038

		72,645

Utah — 0.5%
2,530	Intermountain Power Agency, Power Supply, Series B, Rev., (p), 5.00%, 07/01/16	2,535
750	Utah State Housing Corp., Single Family Mortgage, Series G, Class I, Rev., 3.10%, 07/01/08	739
145	Utah State Housing Finance Agency, Single Family Mortgage, Series F, Class II, Rev., 6.30%, 07/01/21	146
960	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., 5.35%, 07/01/18	993

		4,413

Virginia — 0.8%
3,690	Suffolk, Redevelopment & Housing Authority, Multi-Family Housing, Oxford Apartments Project, Rev., 6.10%, 04/01/26	3,596
3,500	Suffolk, Redevelopment & Housing Authority, Multi-Family Housing, Oxford Apartments Project, Rev., 6.25%, 10/01/33	3,409

		7,005

Washington — 5.9%
2,000	Chelan, Public Utilities District No. 1, Chelan Hydro, Series D, Rev., MBIA, 6.35%, 07/01/28	2,168
3,000	Energy Northwest Electric, Project No. 1, Series A, Rev., FSA, 5.50%, 07/01/12	3,306
10,675	Energy Northwest Electric, Project No. 3, Series B, Rev., MBIA, 5.50%, 07/01/18	11,581

Principal Amount	Security Description	Value
1,000	Energy Northwest Electric, Rev., MBIA, 5.00%, 07/01/09	1,066
2,000	King County, School District No. 411, Issaquah, GO, (p), 6.25%, 12/01/12	2,269
1,500	King County, School District No. 411, Issaquah, GO, (p), 6.25%, 12/01/13	1,702
1,650	Klickitat County, Public Utility District No. 1, Series B, Rev., AMBAC, 5.25%, 12/01/13	1,787
5,290	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.80%, 12/01/15	5,556
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.85%, 12/01/12	1,702
2,895	Tacoma, Electric Systems, Rev., FSA, 5.63%, 01/01/16	3,124
1,135	Washington Higher Education Facilities Authority, Gonzaga University Project, Rev., MBIA, 4.50%, 04/01/09	1,186
2,315	Washington Housing Finance Commission, Rev., GNMA, 7.00%, 01/01/26	2,515
1,260	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., (p), Zero Coupon, 07/01/07	1,179
2,500	Washington Public Power Supply System, Nuclear Project No. 2, Rev., Adj., FSA, 9.24%, 07/01/11	3,026
2,500	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 5.00%, 07/01/12	2,641
4,500	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 6.30%, 07/01/12	5,201
3,400	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., AMBAC, 5.50%, 07/01/07	3,568
1,720	Washington Public Power Supply System, Nuclear Project No. 2, Series B, Rev., MBIA, 5.13%, 07/01/16	1,811

		55,388

Wisconsin — 0.2%
1,350	Badger Tobacco Asset Securitization Corp., Rev., 5.75%, 06/01/11	1,421
695	Wisconsin Housing & Economic Development Authority, Home Ownership, AMT, Series E, Rev., 5.75%, 09/01/27	708

		2,129

	Total Municipal Bonds
	(Cost $907,737)	917,352

Shares
SHORT TERM INVESTMENTS — 2.5%
Investment Companies — 2.5%
436	BlackRock Investment Quality Municipal Fund	6,546
6,584	JPMorgan Money Market Fund (b)	6,583
776	Nuveen Premium Income Municipal Fund	10,807

	(Amortized Cost $23,769)	23,936

Total Investments — 100.7%
(Cost/Amortized Cost $931,506)		941,288
Other Liabilities in Excess of Assets — (0.7)%		(6,805)

Net Assets — 100.0%		$934,483

Abbreviations

ACA	American Capital Access
Adj.	Adjustable
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CBI	Certificates of Bond Insurance
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIG	Liquidity Agreement
IMI	Investors Mortgage Insurance
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MGIC	Mortgage Guaranty Insurance Corporation
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCH BD GTY	School Bond Guaranty
TDHCA	Texas Department of Housing and Community Affairs
VA	Veterans Administration
VEREX	Verex Assurance Inc.
XLCA	XL Capital Assurance
XLCA-ICR	XL Capital Assurance Insured Custodial Receipts

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,479
Aggregate gross unrealized depreciation	(15,697)

Net unrealized appreciation/depreciation	$9,782

Federal income tax cost of investments	$931,506

JPMorgan Arizona Municipal Bond Fund (Formerly One Group Arizona Municipal Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

MUNICIPAL BONDS — 100.6%
Arizona — 100.6%
$1,000	Arizona Municipal Financing Program, Series 20, COP, Adj., BIG, (p), 7.70%, 08/01/10	$1,165
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.25%, 10/01/17	2,756
1,500	Arizona School Facilities Board, Series A, COP, MBIA, 5.00%, 09/01/12	1,617
3,000	Arizona School Facilities Board, Series A, COP, MBIA, (p), 5.25%, 09/01/17	3,303
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.25%, 07/01/14	3,109
500	Arizona State Board of Regents, University of Arizona Projects, COP, AMBAC, 5.50%, 06/01/14	548
500	Arizona State Transportation Board Highway, Rev., 6.00%, 07/01/10	552
2,000	Arizona State Transportation Board Highway, Series A, Rev., 5.25%, 07/01/17	2,177
3,000	Arizona State Transportation Board Highway, Series B, Rev., 5.25%, 07/01/18	3,226
2,000	Arizona State Transportation Board Highway, Sub-Series B, Rev., 5.00%, 07/01/21	2,104
1,500	Arizona State University, Rev., FSA, 5.25%, 07/01/12	1,648
2,630	Arizona State University, Series A, COP, FSA, 5.00%, 11/01/11	2,837
1,030	Arizona Student Loan Acquisition Authority, Series-A-1, Rev., GTD STD LNS, 5.40%, 05/01/10	1,104
1,000	Arizona Student Loan Acquisition Authority, Series-A-1, Rev., GTD STD LNS, 5.88%, 05/01/18	1,071
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.38%, 10/01/15	1,082
1,600	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.50%, 10/01/16	1,740
1,110	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.63%, 10/01/14	1,218
2,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.75%, 10/01/11	2,205
750	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., (p), 5.38%, 10/01/12	826
1,500	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., (p), 5.38%, 10/01/18	1,651
1,665	Casa Grande, Rev., AMBAC, 5.00%, 04/01/19	1,763
2,475	Central Arizona Water Conservation District, Central Arizona Project, Rev., MBIA, 4.75%, 11/01/07	2,525
3,000	Central Arizona Water Conservation District, Central Arizona Project, Series A, Rev., 5.40%, 11/01/06	3,123
5,000	Chandler, Capital Appreciation, GO, FGIC, Zero Coupon, 07/01/07	4,676
1,000	Chandler, GO, FSA, 4.75%, 07/01/11	1,067
2,400	Coconino County, Unified School District No. 1 Flagstaff, GO, AMBAC, (p), 5.50%, 07/01/08	2,443
1,235	Greater Arizona Development Authority, Series A, Rev., MBIA, 5.60%, 08/01/17	1,342
1,000	Maricopa County, Elementary School District No. 1-Phoenix Elementary, GO, MBIA, (p), 5.50%, 07/01/10	1,066
2,000	Maricopa County, Elementary School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, FGIC, Zero Coupon, 01/01/11	1,607
1,000	Maricopa County, Elementary School District No. 3-Tempe Elementary, Project of 1997, Series E, GO, FGIC, (p), 5.40%, 07/01/13	1,095
1,215	Maricopa County, Elementary School District No. 38-Madison Elementary, Project of 1995, Series B, GO, MBIA, (p), 5.80%, 07/01/15	1,273
2,950	Maricopa County, Industrial Development Authority, Captial Appreciation, Series 1983A, Rev., (p), Zero Coupon, 12/31/14	1,939
500	Maricopa County, Industrial Development Authority, St. Joseph’s Hospital & Medical Center Projects, Rev., (p), 6.20%, 11/01/11	500
1,265	Maricopa County, Elementary School District No. 38, Madison Elementary, Project of 2004, Series A, GO, MBIA, 5.00%, 07/01/19	1,346
1,720	Maricopa County, Unified School District No. 11-Peoria, Projects of 1996, Series D, GO, FGIC, (p), 5.25%, 07/01/13	1,872
480	Maricopa County, Unified School District No. 11-Peoria, School Improvement, GO, FGIC, (p), 4.75%, 07/01/14	510

Principal Amount	Security Description	Value

1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance School Improvement, GO, FGIC, 4.75%, 07/01/14	1,068
1,225	Maricopa County, Unified School District No. 4-Mesa, GO, FSA, 5.00%, 07/01/11	1,324
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates Ownership, Series A, GO, FGIC, 5.25%, 07/01/14	1,105
3,100	Maricopa County, Unified School District No. 69-Paradise Valley, GO, AMBAC, 5.80%, 07/01/09 (m)	3,409
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, GO, MBIA, 6.35%, 07/01/10	1,139
3,000	Mesa, IDA, Discovery Health Systems, Series A, Rev., MBIA, 5.63%, 01/01/29	3,239
1,000	Mesa, Street & Highway, Rev., FSA, 5.00%, 07/01/12	1,082
2,250	Mesa, Street & Highway, Rev., FSA, (p), 5.30%, 07/01/17	2,433
1,090	Mesa, GO, FGIC, 5.38%, 07/01/14	1,215
2,000	Mesa, GO, FGIC, (p), 5.75%, 07/01/14	2,198
1,205	Mohave County, Elementary School District No. 16, GO, MBIA, (p), 5.25%, 07/01/09	1,266
2,050	Navajo County, Unified School District No. 10 Show Low, Series A, GO, FGIC, (p), 5.13%, 07/01/12	2,168
1,000	Oro Valley, Municipal Property Corp., Municipal Water System Acquisition Canada Hills, Rev., MBIA, (p), 5.45%, 07/01/14	1,083
1,000	Peoria, GO, FGIC, 5.00%, 04/01/20	1,045
850	Peoria, GO, FGIC, 5.40%, 04/01/14	913
2,000	Phoenix Civic Improvement Corp., Airport Improvement, Senior Lien, Series B, Rev., 6.00%, 07/01/08	2,046
280	Phoenix, IDA Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.35%, 06/01/20	287
2,500	Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., FGIC, Zero Coupon, 07/01/12	1,869
1,000	Phoenix, Street & Highway, Rev., (p), 6.50%, 07/01/09	1,097
2,000	Phoenix, GO, (p), 5.88%, 07/01/17	2,218
1,000	Phoenix, Series A, GO, 5.40%, 07/01/07	1,055
1,500	Pima County, IDA, Healthpartners, Series A, Rev., MBIA, 5.30%, 04/01/07	1,568
340	Pima County, IDA, Series A, Rev., 6.40%, 08/01/11	344
35	Pima County, IDA, Series A, Rev., FHA/VA/PRIV MTGS/POOL INS, 7.63%, 02/01/12	35
205	Pima County, IDA, Series B, Step Coupon, Rev., GNMA/FNMA/FHLMC COLL, 6.95%, 11/01/23	205
2,000	Pima County, Unified School District No. 1 Tucson, GO, FGIC, 5.38%, 07/01/09	2,168
1,560	Pima County, Unified School District No. 12 Sunnyside, GO, FSA, 5.00%, 07/01/14	1,692
2,015	Salt River, Project Agricultural Improvement & Power District, Salt River Project, Series A, Rev., 6.00%, 01/01/07	2,123
2,500	Scottsdale, IDA, Scottsdale Memorial Hospital, Series A, Rev., AMBAC, 6.13%, 09/01/17	2,706
1,065	Scottsdale, Street & Highway, Rev., 5.50%, 07/01/07	1,125
1,000	Scottsdale, GO, 5.25%, 07/01/06	1,032
655	Scottsdale, GO, (p), 5.25%, 07/01/18	721
2,000	Scottsdale, GO, (p), 5.75%, 07/01/18	2,198
1,345	Scottsdale, Unrefunded Balance, GO, 5.25%, 07/01/18	1,467
1,000	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.13%, 12/01/07	1,046
1,000	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.50%, 12/01/17	1,037
2,500	Surprise Municipal Property Corp., Rev., FGIC, (p), 5.70%, 07/01/20	2,765
970	Tempe, Excise Tax, Series A, Rev., 5.63%, 07/01/20	1,047
3,000	Tempe, Union High School District No. 213, Project of 1998, Series B, GO, FGIC, (p), 5.13%, 07/01/14	3,250
1,000	Tuscon, Airport Authority, Inc., Rev., FSA, 5.00%, 06/01/12	1,075
1,725	Tuscon, Street & Highway, Junior Lien, Series 1994-E, Rev., FGIC, 5.50%, 07/01/15	1,875
700	University of Arizona Foundation, Series 8, COP, MBIA, 4.90%, 08/01/09	745
1,700	University of Arizona, Series A, COP, AMBAC, 5.50%, 06/01/17	1,859
1,100	Yavapai County, IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.13%, 12/01/13	1,161
1,305	Yuma County, Elementry School District No. 1, GO, MBIA, (p), 5.25%, 07/01/10	1,383
3,000	Yuma County, IDA, Multi-Family Mortgage, Series A, Rev., GNMA COLL, 6.10%, 09/20/34	3,034
1,000	Yuma County, IDA, Yuma Regional Medical Center, Rev., MBIA, (p), 5.50%, 08/01/09	1,075

	Total Municipal Bonds

Principal Amount	Security Description	Value

Total Investments — 100.6%
(Cost $129,460)		136,081
Other Liabilities in Excess of Assets — (0.6)%		(763)

Net Assets — 100.0%		$135,318

Abbreviations

ACA	American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at March 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD STD LNS	Guaranteed Student Loans
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
POOL INS	Pool Insurance
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
SO	Special Obligation
VA	Veterans Administration

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,886
Aggregate gross unrealized depreciation	(265)

Net unrealized appreciation/depreciation	$6,621

Federal income tax cost of investments	$129,460

JPMorgan Kentucky Municipal Bond Fund (Formerly One Group Kentucky Municipal Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

MUNICIPAL BONDS — 99.0%
Arizona — 0.6%
$1,000	Tucson & Prima Counties, IDA, Capital Appreciation, Series 1983 A, Rev., (p), Zero Coupon, 12/01/14	$660

California — 3.4%
1,990	San Marcos Public Facilities Authority, Custody Receipts, Rev., (p), Zero Coupon, 03/01/14	1,377
1,715	San Marcos Public Facilities Authority, Custody Receipts, Rev., (p), Zero Coupon, 01/01/19	909
2,850	San Marcos Public Facilities Authority, Custody Receipts, Rev., (p), Zero Coupon, 09/01/19	1,465

		3,751

Colorado — 1.5%
2,600	El Paso County Capital Appreciation, Series A, Rev., (p), Zero Coupon, 09/01/15	1,644

Kansas — 1.5%
1,600	Kansas City, Single Family Municipal, Series A, Rev., FHLMC COLL, (p), Zero Coupon, 12/01/14	1,064
1,000	Saline County Single Family, Rev., (p), Zero Coupon, 12/01/15	632

		1,696

Kentucky — 82.9%
1,500	Berea College, Utility, AMT, Rev., 5.90%, 06/01/17	1,577
1,740	Boone County School District Finance Corp., Series B, School Building Rev., 5.38%, 08/01/17	1,886
1,000	Boone County School District Finance Corp., Series B, School Building Rev., FSA, 5.38%, 08/01/20	1,081
1,205	Boone & Florence Counties Water Supply System, Rev., FGIC, 4.00%, 12/01/08	1,240
1,010	Bowling Green, GO, 5.25%, 06/01/13	1,089
95	Campbell & Kenton Counties Sanitation District No. 1, Rev., (p), 7.13%, 08/01/05	96
1,000	Carrollton & Henderson Counties Public Energy Authority, Series A, Gas Rev., FSA, 5.00%, 01/01/09	1,061
1,225	Christian County, Public Courthouse Corp., District Court Facility Project, Rev., 5.10%, 08/01/13	1,319
1,200	Fayette County School District Finance Corp., Rev., 5.25%, 09/01/13	1,292
2,000	Fayette County School District Finance Corp., Rev., 5.38%, 09/01/17	2,162
1,000	Fayette County School District Finance Corp., Rev., 5.50%, 09/01/18	1,085
1,645	Fayette County School District Finance Corp., Rev., 5.50%, 06/01/19	1,793
1,255	Fayette County School District Finance Corp., Series A, Rev., (p), 5.35%, 01/01/13	1,332
450	Greater Kentucky Housing Assistance Corp., Multi Family Housing, Series A, Rev., FHA, 5.90%, 02/01/14	451
1,505	Hardin County School District Finance Corp., Rev., 5.50%, 02/01/14	1,646
960	Hardin County School District Finance Corp., Rev., 5.50%, 02/01/15	1,044
200	Hardin County Water District No. 1, Rev., 6.70%, 09/01/05	203
500	Jefferson County Capital Projects, Rev., (p), 6.38%, 12/01/07	543
1,000	Jefferson County Capital Projects, Series A, Rev., AMBAC, (p), 5.50%, 04/01/10	1,048
1,000	Jefferson County Capital Projects, Series A, Rev., AMBAC, (p), 5.50%, 04/01/11	1,048
1,825	Jefferson County Capital Appreciation, Series B, GO, Zero Coupon, 08/15/06	1,757
930	Jefferson County Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.65%, 01/01/10	976
1,000	Jefferson County School District Finance Corp., Series A, Rev., FSA, 5.00%, 04/01/18	1,050
1,000	Jefferson County School District Finance Corp., Series A, Rev., FSA, 5.25%, 01/01/10	1,082
1,000	Jefferson County School District Finance Corp., Series A, Rev., FSA, 5.25%, 07/01/13	1,080
1,490	Jefferson County School District Finance Corp., Series A, Rev., FSA, 5.25%, 07/01/14	1,609
1,320	Jefferson County School District Finance Corp., Series A, Rev., FSA, 5.25%, 01/01/19	1,414
1,000	Jefferson County School District Finance Corp., Series B, Rev., FSA, 5.25%, 06/01/17	1,073
400	Jefferson County Louisville Medical Center, Rev., 5.00%, 05/01/08	418
2,315	Junction City College, Rev., (p), 5.70%, 04/01/12	2,485
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, AMT, Series C, Rev., MBIA, 5.00%, 03/01/11	2,233
1,000	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series A, Rev., MBIA, 5.00%, 03/01/07	1,035
1,000	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series A, Rev., MBIA, 5.00%, 03/01/08	1,045
2,300	Kentucky Asset Liability Common General Fund, Project Notes, First Series, Rev., MBIA-IBC, 5.00%, 02/01/07	2,387
1,100	Kentucky Economic Development Finance Authority, Catholic Health Initiatives, Rev., 4.25%, 09/01/09	1,129
425	Kentucky Economic Development Finance Authority, Catholic Health Initiatives, Series A, Rev., 5.38%, 12/01/11	448
1,245	Kentucky Economic Development Finance Authority, Mortgage South Center Nursing, Series A, Rev., MBIA FHA, 6.00%, 01/01/27	1,380

Principal Amount	Security Description	Value

650	Kentucky Housing Corp., Series D, Rev., FHA/ VA, 5.80%, 07/01/13	674
1,000	Kentucky State Property & Buildings Commission, Project No. 59, Rev., (p), 5.30%, 05/01/07	1,036
1,000	Kentucky State Property & Buildings Commission, Project No. 59, Rev., (p), 5.38%, 11/01/09	1,037
1,000	Kentucky State Property & Buildings Commission, Project No. 63, Rev., (p), 5.10%, 11/01/18	1,077
2,000	Kentucky State Property & Buildings Commission, Project No. 64, Rev., MBIA, (p), 5.75%, 05/01/14	2,210
715	Kentucky State Property & Buildings Commission, Project No. 65, Rev., (p), 6.00%, 02/01/18	800
1,500	Kentucky State Property & Buildings Commission, Project No. 65, Rev., FSA, (p), 6.00%, 02/01/11	1,678
1,500	Kentucky State Property & Buildings Commission, Project No. 66, Series A, Rev., MBIA, (p), 5.60%, 05/01/16	1,656
1,500	Kentucky State Property & Buildings Commission, Project No. 67, Rev., (p), 5.13%, 09/01/16	1,627
1,000	Kentucky State Property & Buildings Commission, Project No. 68, Rev., (p), 5.75%, 10/01/15	1,117
1,000	Kentucky State Property & Buildings Commission, Project No. 69, Series D, Rev., FSA, 5.50%, 08/01/10	1,099
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., MBIA-IBC, 5.50%, 08/01/12	1,109
1,335	Kentucky State Property & Buildings Commission, Project No. 73, Rev., 5.25%, 11/01/12	1,452
2,000	Kentucky State Property & Buildings Commission, Project No. 74, Rev., FSA, 5.38%, 02/01/09	2,154
1,175	Kentucky State Property & Buildings Commission, Project No. 84, Rev., MBIA, 5.00%, 08/01/22	1,267
80	Kentucky State Turnpike Authority Resource Recovery, Rev., (p), 6.13%, 07/01/07	83
245	Kentucky State Turnpike Authority Resource Recovery, Rev., (p), 6.63%, 07/01/08	259
95	Kentucky State Turnpike Authority Toll Road, Rev., (p), 6.13%, 07/01/08	100
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization, Rev., FGIC, Zero Coupon, 01/01/10	843
3,000	Kentucky State Turnpike Authority, Revitalization Projects, Rev., AMBAC, 5.50%, 07/01/08	3,223
2,000	Kentucky State Turnpike Authority, Revitalization Projects, Rev., AMBAC, 5.50%, 07/01/09	2,175
1,000	Kentucky State Turnpike Authority, Revitalization Projects, Rev., AMBAC, 6.50%, 07/01/08	1,104
1,000	Kentucky State Turnpike Authority, Revitalization Projects, Rev., AMBAC, (p), 5.63%, 07/01/10	1,028
375	Kentucky State Turnpike Authority, Revitalization Projects, Rev., AMBAC, (p), 5.75%, 07/01/11	386
1,000	Kentucky State Turnpike Authority, Revitalization Projects, Series A, Rev., AMBAC, 5.50%, 07/01/11	1,107
665	Kentucky State Turnpike Authority, Unrefunded Balance, Revitalization Projects, Rev., AMBAC, 5.63%, 07/01/10	683
125	Kentucky State Turnpike Authority, Unrefunded Balance, Revitalization Projects, Rev., AMBAC, 5.75%, 07/01/11	128
1,000	Lexington-Fayette County Urban County Government, Series A, Rev., 5.00%, 07/01/17	1,055
1,120	Lexington-Fayette County, Urban Government, Series D, GO, 5.00%, 12/01/09	1,201
1,500	Louisville & Jefferson County Metropolitan Sewer District, Series A, Rev., FGIC, 5.50%, 05/15/15	1,637
1,000	Louisville & Jefferson County Regional Airport Authority, Series A, Rev., FSA, 5.75%, 07/01/15	1,090
1,420	Louisville & Jefferson County Regional Airport Authority, Series A, Rev., MBIA, 6.00%, 07/01/10	1,522
1,115	Louisville Waterworks Board, Water System, Rev., FSA, 5.00%, 11/15/11	1,193
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.13%, 11/15/15	1,069
300	Louisville Public Properties Corp., Rev., 6.00%, 04/01/05	300
1,000	McCracken County, Hospital Rev., Mercy Health System, Series A, Rev., MBIA, 6.20%, 11/01/05	1,021
2,090	McCracken County, Hospital Rev., Mercy Health System, Series A, Rev., MBIA, 6.40%, 11/01/07 (m)	2,137
240	Murray State University, Second Series, Series G, Rev., 5.60%, 05/01/06	241
460	Murray State University, Second Series, Series G, Rev., 5.60%, 05/01/07	461
1,260	Northern Kentucky University, Student Housing Facilities Project, COP, AMBAC, 5.00%, 12/01/09	1,340
1,060	Oldham County School District Financial, Rev., MBIA, 5.00%, 05/01/16	1,134
100	Richmond Water, Gas & Sewer, Series A, Rev., MBIA, 5.00%, 07/01/14	106
255	Richmond Water, Gas & Sewer, Series B, Rev., MBIA, 5.00%, 07/01/14	271

		92,487

Louisiana — 3.7%
860	Louisiana Housing Finance Agency, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 6.65%, 06/01/15	906
1,000	Louisiana Public Facilities Authority, Custodial Receipts, Series B, Rev., (p), Zero Coupon, 12/01/19	484
4,300	New Orleans Home Mortgage Authority, Compound Interest, Series A, Rev., MBIA, (p), Zero Coupon, 10/01/15	2,709

		4,099

Puerto Rico — 2.8%
1,480	Puerto Rico Capital Appreciation, GO, MBIA-IBC, Zero Coupon, 07/01/17	868

Principal Amount	Security Description	Value

2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,174
1,000	Puerto Rico Highway & Transportation Authority, Series AA, Rev., FSA, Adj., 5.00%, 07/01/26	1,072

		3,114

Texas — 1.6%
1,000	Central Housing Finance Corp., Rev., VA, (p), Zero Coupon, 09/01/16	598
1,850	Port Arthur Housing Finance Corp., Rev., (p), Zero Coupon, 03/01/15	1,196

		1,794

Virgin Islands — 1.0%
1,065	Virgin Islands Public Finance Authority, Matching Fund Lien Note, Series A, Rev., 5.25%, 10/01/16	1,139

Total Investments — 99.0%
(Cost $103,729)		110,384
Other Assets Less Liabilities — 1.0%		1,140

Net Assets — 100.0%		$111,524

Abbreviations

Adj.	Adjustable. The interest rate shown is the rate in effect at March 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond
VA	Veterans Administration

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,720
Aggregate gross unrealized depreciation	(65)

Net unrealized appreciation/depreciation	$6,655

Federal income tax cost of investments	$103,729

JPMorgan Louisiana Municipal Bond Fund (Formerly One Group Louisiana Municipal Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

MUNICIPAL BONDS — 98.5%
Louisiana — 98.5%
$1,000	Alexandria Utilities, Rev., AMBAC, 4.00%, 05/01/07	$1,022
1,230	Ascension Parish, Gravity Drain, Sales & Use Tax, Rev., FGIC, 5.50%, 12/01/08	1,281
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., MBIA, 5.38%, 05/01/16	1,085
1,125	Calcasieu Parish School District No. 30 Ward 4, Public School Improvement, GO, FSA, 5.00%, 02/15/21	1,166
10	East Baton Rouge Parish, Mortgage Finance Authority, Rev., Series B, GNMA/FNMA, 5.30%, 10/01/14	10
1,000	East Baton Rouge Parish, Public Improvement, Sales & Use Tax, Series A, FGIC, 5.50%, 02/01/11	1,084
1,595	East Baton Rouge Parish, Public Improvement, Series A, FGIC, 5.50%, 02/01/14	1,729
1,310	East Baton Rouge Parish, Public Improvement, Series A, FGIC, 5.50%, 02/01/15	1,413
100	Iberia Home Mortgage Authority, Single Family Mortgage, Rev., 7.38%, 01/01/11	101
2,070	Jefferson Parish, School Board, Sales & Use Tax, Rev., FSA, Zero Coupon, 09/01/09	1,777
1,495	Jefferson Parish, School Board, Sales & Use Tax, Rev., AMBAC, 5.50%, 03/01/09	1,620
2,000	Jefferson Parish, School Board, Sales & Use Tax, Rev., MBIA, 5.00%, 02/01/08	2,106
1,000	Lafayette Parish, Public Improvement Sales Tax, Rev., MBIA, 5.00%, 03/01/22	1,048
1,000	Lafayette Parish, Public Improvement Sales Tax, Series B, Rev., FGIC, (p), 5.35%, 03/01/13	1,092
1,195	Lafayette Parish, Public Improvement Sales Tax, Series B, Rev., FGIC, (p), 5.45%, 03/01/14	1,309
1,985	Lafayette Parish, Public Improvement Sales Tax, Series B, Rev., FGIC, (p), 5.60%, 03/01/17	2,186
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/13	1,693
700	Louisiana Housing Finance Agency, Single Family Mortgage, Series B-2, AMT, Rev., GNMA/FNMA FHA, 4.80%, 12/01/10	706
195	Louisiana Housing Finance Agency, Single Family Mortgage, Series B-1, Rev., GNMA/FNMA, 6.00%, 06/01/15	202
140	Louisiana Housing Finance Agency, Single Family Mortgage, Series D-2, AMT, Rev., GNMA/FNMA, 6.10%, 12/01/11	144
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Rev., AMBAC, 5.25%, 12/01/18	3,282
2,055	Louisiana Office Facilities Corp., Capitol Complex Program, Rev., AMBAC, 5.50%, 05/01/15	2,239
1,650	Louisiana Office Facilities Corp., Capitol Complex Program, Series A, Rev., MBIA, 5.13%, 03/01/16	1,750
1,000	Louisiana Office Facilities Corp., Capitol Complex Program, Series A, Rev., MBIA, 5.38%, 03/01/19	1,074
1,220	Louisiana Office Facilities Corp., Capitol Complex Program, Series A, Rev., MBIA, 5.50%, 03/01/11	1,324
2,000	Louisiana Office Facilities Corp., Capitol Complex Program, Series A, Rev., MBIA, 5.50%, 03/01/13	2,170
1,000	Louisiana Offshore Terminal Authority, Loop LLC Project, Rev., Adj., 4.38%, 10/01/20	1,020
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.50%, 07/01/12	1,631
350	Louisiana Public Facilities Authority, Hospital, Pendleton Memorial Methodist, Rev., (p), 5.00%, 06/01/08	366
1,000	Louisiana Public Facilities Authority, Women’s Hospital Foundation Project, Rev., FGIC, 5.00%, 10/01/21	1,043
730	Louisiana Public Facilities Authority, Women’s Hospital Foundation, Rev., FGIC, 5.40%, 10/01/05	747
1,715	Louisiana Public Facilities Authority, Women’s Hospital Foundation, Rev., FGIC, 5.50%, 10/01/06	1,754
500	Louisiana Public Facilities Authority, Women’s Hospital Foundation, Rev., FSA, 6.00%, 10/01/10	563
7,000	Louisiana Public Facilities Authority, Custodial Receipts, Series B, Rev., (p), Zero Coupon, 12/01/19	3,388
2,495	Louisiana Public Facilities Authority, Department of Public Safety, Rev., FSA, 5.50%, 08/01/18	2,729
35	Louisiana Public Facilities Authority, Alton Ochsner Medical Foundation Project, Series B, Rev., MBIA, (p), 5.75%, 05/15/11	38
8,000	Louisiana Public Facilities Authority, Custodial Receipts, Multi-Family Carriage, Series A, Rev., (p), Zero Coupon, 02/01/20 (m)	3,936
1,000	Louisiana Public Facilities Authority, Dillard University Project, Rev., AMBAC, 5.00%, 02/01/18	1,049
2,025	Louisiana Public Facilities Authority, Loyola University Project, Rev., MBIA, 5.63%, 10/01/10	2,179
735	Louisiana Public Facilities Authority, Tulane University of Louisiana, Rev., AMBAC, (p), 5.55%, 10/01/07	780
1,605	Louisiana Public Facilities Authority, Tulane University of Louisiana, Rev., AMBAC, (p), 5.75%, 10/01/09	1,708
2,000	Louisiana Public Facilities Authority, Xavier University of Louisiana Project, Rev., MBIA, 5.13%, 09/01/12	2,124
1,650	Louisiana Stadium & Exposition District, Series A, Rev., FGIC, 5.65%, 07/01/07	1,687
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium, Series B, Rev., FGIC, 5.25%, 07/01/16	1,078
1,300	Louisiana State Military Department, Custody Receipts, COP, 5.25%, 12/01/18	1,356
1,000	Louisiana State, Series A, GO, FGIC, 5.00%, 04/01/09	1,067
1,730	Louisiana State, Series A, GO, FGIC, 5.50%, 11/15/08	1,872

Principal Amount	Security Description	Value

1,000	Louisiana State, Series A, GO, FGIC, 5.50%, 05/15/15	1,093
2,000	Louisiana State, Series A, GO, FGIC, 6.50%, 04/15/06	2,077
1,500	Louisiana State, Series A, GO, FGIC, (p), 5.25%, 11/15/11	1,639
1,500	Louisiana State, Series A, GO, FGIC, (p), 5.25%, 11/15/17	1,639
400	Louisiana State, Series A, GO, MBIA, 5.38%, 08/01/05	404
500	Louisiana State, Series A, GO, MBIA, 5.70%, 08/01/08	541
2,875	Louisiana State, Series A, GO, MBIA, 5.80%, 08/01/10	3,209
750	Louisiana State, Series A, GO, MBIA, (p), 5.60%, 05/15/07	768
250	Louisiana State, Series A, GO, MBIA, (p), 5.70%, 05/15/08	256
250	Louisiana State, Series B, GO, MBIA, 5.60%, 08/01/08	270
3,500	Louisiana State, Series B, GO, MBIA, 5.63%, 08/01/13	3,945
1,120	Louisiana State University & Agricultural & Mechanical College, Rev., MBIA, 5.50%, 07/01/13	1,178
1,580	Louisiana State University & Agricultural & Mechanical College, Rev., MBIA, 6.00%, 07/01/07	1,672
500	New Orleans Home Mortgage Authority, SO, (p), 6.25%, 01/15/11	561
1,370	New Orleans, Sewer Service, Rev., FGIC, 4.50%, 06/01/09	1,436
1,000	New Orleans, Sewer Service, Rev., FGIC, 5.38%, 06/01/14	1,091
1,000	New Orleans, Sewer Service, Rev., MBIA, 5.00%, 06/01/18	1,050
1,815	New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,012
350	New Orleans, GO, FGIC, (p), 5.85%, 11/01/09	357
1,000	Orleans Parish School District, Series A, GO, FGIC, 5.13%, 09/01/15	1,046
250	Orleans Parish School Board, GO, FGIC, 5.30%, 09/01/10	253
555	Orleans Parish School Board, Public School Capital Refinancing, Rev., MBIA, 6.00%, 06/01/09	614
1,000	Ouachita Parish Hospital Service District 1, Glenwood Regional Medical Center, Rev., FSA, 5.70%, 05/15/16	1,085
1,000	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.50%, 04/01/10	1,082
1,675	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.63%, 04/01/14	1,803
1,000	Shreveport, Certificates of Indebtedness, Series A, Rev., AMBAC, 5.00%, 10/01/16	1,057
1,000	Shreveport, Certificates of Indebtedness, Series A, Rev., AMBAC, 5.25%, 10/01/10	1,087
1,000	Shreveport, Certificates of Indebtedness, Series A, Rev., AMBAC, 5.50%, 10/01/12	1,098
1,000	South Port Commission, Cargill Inc. Project, Rev., 5.85%, 04/01/17	1,045
1,000	St. Charles Parish, Public Improvement, Rev., MBIA, 4.25%, 11/01/09	1,039
1,215	St. Charles Parish, School District 1, GO, FGIC, 5.00%, 03/01/09	1,294
1,000	St. Tammany Parish, School District No. 12, GO, FSA, 4.00%, 04/01/09 (i)	1,029
485	St. Tammany Parish, School District No. 12, GO, MBIA, 5.00%, 03/01/15	525
1,005	St. Tammany Parish, Public Trust Financing Authority, Christwood Project, Rev., 5.25%, 11/15/08	1,021
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.50%, 03/01/13	1,187

	Total Municipal Bonds
	(Cost $100,545)	107,191

Shares

SHORT TERM INVESTMENTS — 0.6%
Investment Companies — 0.6%
622	JPMorgan Tax Free Money Market Fund (b)	622

	(Amortized Cost $622)

Total Investments — 99.1%
(Cost/Amortized Cost $101,167)		107,813
Other Assets Less Liabilities — 0.9%		1,017

Net Assets — 100.0%		$108,830

Abbreviations

Adj.	Adjustable. The interest rate shown is the rate in effect at March 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond
SO	Special Obligation

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,715
Aggregate gross unrealized depreciation	(69)

Net unrealized appreciation/depreciation	$6,646

Federal income tax cost of investments	$101,167

JPMorgan Michigan Municipal Bond Fund (Formerly One Group Michigan Municipal Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

MUNICIPAL BONDS — 98.2%
Colorado — 0.5%
$3,000	E-470 Public Highway Authority, Series B, Rev., MBIA, Zero Coupon, 09/01/19	$1,489

Michigan — 96.4%
2,500	Battle Creek, Tax Allocation, MBIA, 5.00%, 05/01/16	2,603
1,625	Brighton Township Sanitation and Sewer Drainage District, GO, FSA, 5.25%, 10/01/16	1,725
4,500	Caledonia Community Schools, GO, MBIA Q-SBLF, (p), 5.85%, 05/01/22 (m)	4,765
1,475	Caledonia Community Schools, GO, Q-SBLF, (p), 5.75%, 05/01/13	1,635
1,250	Central Motcalm Public Schools, GO, MBIA, 5.90%, 05/01/19	1,364
1,380	Charles Stewart Mott Community College, Building & Improvement, GO, FGIC, (p), 5.40%, 05/01/14	1,495
1,775	Charles Stewart Mott Community College, Building & Improvement, GO, FGIC, (p), 5.50%, 05/01/16	1,925
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, MBIA, 5.00%, 05/01/20	1,772
1,235	Charlevoix Public School District, GO, FSA, (p), 5.75%, 05/01/20	1,352
1,150	Charlotte Public School District, GO, Q-SBLF, 5.25%, 05/01/16	1,220
1,075	Chelsea Economic Development Corp., United Methodist Retirement, Rev., 5.40%, 11/15/18	1,064
2,000	Chelsea Economic Development Corp., United Methodist Retirement, Rev., 5.40%, 11/15/27	1,880
1,730	Chippewa County, Hospital Finance Authority, Series B, Rev., 5.63%, 11/01/14	1,728
2,500	Chippewa Hills School District, GO, FGIC Q-SBLF, 5.30%, 05/01/19	2,659
1,000	Chippewa Valley School District, GO, Q-SBLF, 5.00%, 05/01/10	1,073
4,090	Clarkston Community Schools, GO, AMBAC Q-SBLF, 5.00%, 05/01/15	4,259
2,580	Clarkston Community Schools, GO, AMBAC Q-SBLF, 5.05%, 05/01/16 (m)	2,694
1,500	Clarkston Community Schools, GO, FGIC Q-SBLF, (p), 5.75%, 05/01/16	1,519
430	Dearborn, Economic Development Corp., Oakwood Obligation Group, Series A, Rev., FGIC, 5.25%, 11/15/05	437
1,690	Dearborn, Economic Development Corp., Oakwood Obligation Group, Series A, Rev., FGIC, 5.60%, 11/15/08	1,747
1,560	Dearborn, Economic Development Corp., Oakwood Obligation Group, Series A, Rev., FGIC, 5.60%, 11/15/09	1,617
5,000	Detroit, Capital Appreciation, Series A, Rev., FGIC, Zero Coupon, 07/01/13	3,523
1,500	Detroit, Capital Appreciation, Series A, Rev., FGIC, Zero Coupon, 07/01/17	848
3,850	Detroit, Local Development Finance Authority, Tax Increment, Series A, Tax Allocation, 5.38%, 05/01/18	3,918
2,570	Detroit, Series A, GO, FSA, 5.25%, 04/01/13	2,757
1,500	Detroit, Series A-1, GO, MBIA, 5.38%, 04/01/16	1,632
2,000	Detroit, Series B, Rev., MBIA, 6.00%, 07/01/10	2,242
1,800	Detroit, Wayne County Stadium Authority, Rev., FGIC, 5.50%, 02/01/17	1,907
2,075	East Grand Rapids Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/18	2,201
1,000	East Lansing School District, School Building & Site, GO, Q-SBLF, (p), 5.40%, 05/01/18	1,093
2,580	East Lansing School District, School Building & Site, GO, Q-SBLF, (p), 5.75%, 05/01/15	2,860
1,985	Eastern Michigan University, GO, Series A, Rev., FGIC, 5.80%, 06/01/08	2,147
1,645	Ecorse Public School District, GO, FGIC, 5.50%, 05/01/17	1,761
1,105	Emmet County Building Authority, GO, AMBAC, 5.00%, 05/01/15	1,185
4,675	Farmington Public School District, GO, Q-SBLF, (p), 5.10%, 05/01/16	4,879
1,000	Ferndale School District, GO, FGIC, (p), 5.50%, 05/01/11	1,013
2,500	Ferris State University, Rev., AMBAC, (p), 5.75%, 10/01/17 (m)	2,661
5,000	Ferris State University, Rev., AMBAC, (p), 5.85%, 10/01/22	5,331
1,000	Fitzgerald Public School District, School Building & Site, Series B, GO, AMBAC, 5.00%, 05/01/22	1,048
2,000	Forest Hills Public Schools, GO, 5.25%, 05/01/19	2,136
1,000	Grand Blanc Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,075
3,000	Grand Haven Electric, MBIA, 5.25%, 07/01/08	3,200
1,060	Grand Ledge Public Schools District, GO, FGIC Q-SBLF, 5.00%, 05/01/21	1,117
1,370	Grand Rapids Building Authority, GO, AMBAC, 5.75%, 08/01/13	1,511
1,500	Grand Rapids Water Supply, Rev., FGIC, 5.75%, 01/01/16	1,655
2,000	Harper Creek Community School District, GO, Q-SBLF, 5.50%, 05/01/15	2,183
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.38%, 05/01/16	2,878
1,515	Healthsource Saginaw, Inc., GO, MBIA, 5.00%, 05/01/20	1,602
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.00%, 05/01/15	1,721
1,000	Huron Valley School District, GO, FGIC Q-SBLF, (p), 5.88%, 05/01/16	1,059
1,500	Huron Valley School District, GO, Q-SBLF, 4.00%, 05/01/08	1,540

Principal Amount	Security Description	Value

1,620	Jackson Capital Appreciation Downtown Development, GO, FSA, Zero Coupon, 06/01/16	975
1,710	Jackson Capital Appreciation Downtown Development, GO, FSA, Zero Coupon, 06/01/17	973
2,060	Jackson Capital Appreciation Downtown Development, GO, FSA, Zero Coupon, 06/01/18	1,110
1,200	Jackson Capital Appreciation Downtown Development, GO, FSA, Zero Coupon, 06/01/19	615
1,620	Jackson Public Schools Building & Site, GO, FGIC Q-SBLF, 5.00%, 05/01/18	1,718
1,130	Jackson Public Schools, GO, FGIC Q-SBLF, (p), 5.60%, 05/01/15	1,245
1,405	Jackson Public Schools, GO, FGIC Q-SBLF, (p), 5.65%, 05/01/16	1,551
1,390	Jenison Public Schools, GO, FGIC, 5.25%, 05/01/15	1,531
1,790	Lake Orion Community School District, Series A, GO, FGIC Q-SBLF, (p), 5.75%, 05/01/15	1,985
1,000	Lansing Building Authority, GO, AMBAC, (p), 6.00%, 06/01/05	1,006
1,250	Lansing Community College, College Building & Site, GO, MBIA, 5.00%, 05/01/19	1,316
1,490	Lansing Community College, GO, FGIC, 4.00%, 05/01/08	1,531
1,000	Lincoln Park School District, GO, FGIC Q-SBLF, 5.00%, 05/01/20	1,028
1,330	Livingston County Building Authority, GO, 5.80%, 07/01/08	1,414
5,000	Lowell Area Schools, Capital Appreciation, GO, FGIC Q-SBLF, Zero Coupon, 05/01/14	3,386
1,425	Lowell Area Schools, Capital Appreciation, GO, FGIC Q-SBLF, Zero Coupon, 05/01/16	862
1,670	Madison Public Schools, GO, FGIC Q-SBLF, 5.13%, 05/01/18	1,761
1,400	Marquette Board Light & Power, Series A, Rev., AMBAC, 3.30%, 07/01/06	1,402
1,175	Mason Public School District, GO, FGIC, (p), 5.40%, 05/01/09	1,196
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., 5.50%, 12/01/12 (i)	1,244
1,240	Michigan Higher Education Facilities Authority, Kettoring University, Limited Obligation, Rev., AMBAC, 5.50%, 09/01/19	1,358
1,200	Michigan Higher Education Student Loan Authority, Series XII-T, Rev., AMBAC, 5.30%, 09/01/10	1,279
1,000	Michigan Higher Education Student Loan Authority, Series XVII-A, Rev., Adj., AMBAC, 5.75%, 06/01/13	1,034
1,500	Michigan Higher Education Student Loan Authority, Series XVII-F, Rev., AMBAC, 4.20%, 03/01/09	1,530
1,250	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., (p), 5.50%, 10/01/17	1,376
2,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., (p), 5.50%, 10/01/19	2,202
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., (p), 5.75%, 10/01/15	1,111
2,500	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., (p), 5.88%, 10/01/14	2,826
2,500	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., (p), 5.50%, 10/01/17	2,752
1,250	Michigan Municipal Bond Authority, Drinking Water State Revolving Fund, Rev., 5.00%, 10/01/18	1,333
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.00%, 05/01/16	1,129
1,500	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., FGIC, 6.00%, 12/01/13	1,534
2,900	Michigan Municipal Bond Authority, School Loans, Rev., (p), 5.25%, 12/01/12	3,135
1,350	Michigan Municipal Bond Authority, School Loans, Rev., (p), 5.25%, 12/01/13	1,459
1,570	Michigan Public Power Agency, Campbell Project, Series A, Rev., AMBAC, 4.00%, 01/01/10	1,614
1,245	Michigan Public Power Agency, Combuston Turbine No. 1 Project, Series A, Rev., AMBAC, 5.25%, 01/01/14	1,351
1,500	Michigan State Building Authority, Facilities Program, Series I, FSA-CR, 5.50%, 10/15/10	1,655
2,675	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.25%, 10/15/11	2,859
1,250	Michigan State Building Authority, Facilities Program, Series I, Rev., FSA, 5.25%, 10/15/15	1,362
1,000	Michigan State Hospital Finance Authority, Mercy Health Services, Series R, Rev., AMBAC, (p), 5.38%, 08/15/16	1,039
3,795	Michigan State Hospital Finance Authority, Mercy Health Services, Series U, Rev., (p), 5.63%, 08/15/16	4,023
6,875	Michigan State Hospital Finance Authority, Mercy Health Services, Series W, Rev., FSA, (p), 5.25%, 08/15/17	7,223
2,590	Michigan State Hospital Finance Authority, Port Huron Hospital Obligations, Rev., FSA, 5.38%, 07/01/12	2,659
1,000	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., 5.25%, 11/15/07	1,043
1,000	Michigan State Trunk Line, Rev., FSA, 5.25%, 11/01/20	1,111
1,340	Michigan State Trunk Line, Series A, Rev., 5.00%, 11/01/08	1,425
985	Michigan State, GO, (p), 5.40%, 11/01/19	1,012
1,490	Michigan State, GO, 5.25%, 12/01/11	1,637
2,000	Michigan State, Partnership Certificates, COP, AMBAC, 5.50%, 06/01/18	2,164
470	Michigan State, Unrefunded Balance, GO, 5.40%, 11/01/19	481
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,507
2,750	Mount Pleasant School District, GO, AMBAC Q-SBLF, (p), 5.30%, 05/01/17	2,928
1,210	Newaygo Public Schools, GO, MBIA Q-SBLF, 5.00%, 05/01/22	1,271
1,065	Northwestern Community College, GO, FGIC, (p), 5.60%, 04/01/16	1,167
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.00%, 11/01/17	2,626

Principal Amount	Security Description	Value

2,050	Oakland County Economic Development Corp., Rev., (p), LOC:
	First of America Bank, 5.63%, 06/01/19	2,204
1,670	Oakland University, Rev., AMBAC, 5.25%, 05/15/19	1,799
1,000	Otsego Public School District, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/21	1,049
1,200	Paw Paw Public School District, GO, FGIC Q-SBLF, 6.50%, 05/01/09	1,315
1,680	Pellston Public School District, Capital Appreciation, GO, FSA Q-SBLF, (p), Zero Coupon, 05/01/22	551
1,910	Pinckney Community Schools, GO, FSA, 5.00%, 05/01/19	2,018
1,000	Port Huron, Series A, GO, MBIA, 5.25%, 10/01/19	1,067
7,315	Rochester Community School District, GO, MBIA Q-SBLF, (p), 5.25%, 05/01/15	7,657
7,015	Rochester Community School District, GO, MBIA Q-SBLF, (p), 5.30%, 05/01/17	7,350
1,000	Rochester Community School District, GO, MBIA Q-SBLF, 5.00%, 05/01/19	1,078
1,000	Rockford Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/20	1,058
1,375	South Lyon Community Schools, School Building & Site, GO, FGIC, 5.25%, 05/01/17	1,481
1,085	South Macomb Disposal Authority, Rev., AMBAC, 5.38%, 09/01/13	1,178
1,590	South Macomb Disposal Authority, Rev., AMBAC, 5.38%, 09/01/15	1,715
1,175	Southfield Library Building Authority, GO, MBIA, 5.30%, 05/01/17	1,261
1,100	Southfield Public Schools, School Building & Site, Series B, GO, FSA Q-SBLF, 5.13%, 05/01/15	1,192
2,000	Southfield Public Schools, School Building & Site, Series B, GO, FSA Q-SBLF, 5.13%, 05/01/20	2,126
1,300	Southgate Community School District, GO, FGIC Q-SBLF, (p), 5.75%, 05/01/10	1,423
2,085	Southgate Community School District, GO, FGIC Q-SBLF, 5.00%, 05/01/16	2,188
1,765	St. John’s Public School, GO, FGIC Q-SBLF, 5.00%, 05/01/16	1,838
1,450	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty, RADIAN-IBC, (p), 5.60%, 02/15/13	1,543
1,030	Tecumseh Public Schools, GO, Q-SBLF, 5.40%, 05/01/17	1,109
1,000	University of Michigan, Hospital Rev., 5.00%, 12/01/10	1,068
6,000	University of Michigan, Hospital, Series A-1, Rev., 5.25%, 12/01/10	6,342
1,015	University of Michigan, Student Fee, Series A, Rev., 5.25%, 04/01/15	1,035
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.25%, 05/01/18	2,145
3,040	Wayland Union School District, GO, FGIC Q-SBLF, 5.10%, 05/01/12	3,158
1,275	Wayne County Charter Airport, Series B, Rev., MBIA, 5.25%, 12/01/12	1,356
1,500	Wayne County Charter Airport, Series D, Rev., FGIC, 5.25%, 12/01/09	1,598
1,175	Wayne County, Series B, GO, MBIA, 5.13%, 11/01/18	1,246
215	Wayne State University, Rev., AMBAC, 5.50%, 11/15/07	216
2,000	Wayne State University, Rev., FGIC, 5.25%, 11/15/19	2,148
2,000	Wayne State University, Rev., FGIC, 5.38%, 11/15/14	2,175
1,205	Western Michigan University, Rev., MBIA, 5.00%, 11/15/11	1,302
1,000	Western Michigan University, Rev., MBIA, 5.00%, 11/15/19	1,055
1,500	Wyandotte Electric, Rev., MBIA, 4.00%, 10/01/11	1,529
1,000	Zeeland Public Schools, GO, FGIC, 5.00%, 05/01/21	1,053

		270,906

Puerto Rico — 1.3%
880	Commonwealth of Puerto Rico, GO, MBIA, 5.75%, 07/01/17	946
2,195	Commonwealth of Puerto Rico, GO, MBIA, 6.25%, 07/01/12	2,559

		3,505

	Total Municipal Bonds
	(Cost $260,382)	275,900

Shares
SHORT-TERM INVESTMENTS — 0.2%
Investment Companies — 0.2%
534	JPMorgan Tax Free Money Market Fund (b)	534

	(Amortized Cost $534)
Total Investments — 98.4%
(Cost/Amortized Cost $260,916)		276,434
Other Assets Less Liabilities — 1.6%		4,593

Net Assets — 100.0%		$281,027

Abbreviations

Adj.	Adjustable. The interest rate shown is the rate in effect at March 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Securities Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
IBC	Insured Bond Certificates
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,075
Aggregate gross unrealized depreciation	(557)

Net unrealized appreciation/depreciation	$15,518

Federal income tax cost of investments	$260,916

JPMorgan Ohio Municipal Bond Fund (Formerly One Group Ohio Municipal Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

MUNICIPAL BONDS — 98.5%
Colorado — 1.4%
$2,350	Colorado Housing & Facilities Authority, Capital Appreciation, Series A, Rev., (p), Zero Coupon, 09/01/14	$1,564
2,810	El Paso County Capital Appreciation, Series A, Rev., (p), Zero Coupon, 05/01/15	1,803

		3,367

Kansas — 0.7%
1,000	Kansas City Single Family Muni Multiplier, Series A, Rev., FHLMC, (p), Zero Coupon, 12/01/14	665
1,390	Saline County, Kansas Single Family, Rev., (p), Zero Coupon, 12/01/15	878

		1,543

Louisiana — 0.4%
1,685	Jefferson Parish Home Mortgage Authority, Rev., FGIC, (p), Zero Coupon, 05/01/17	967

Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., MBIA, 6.40%, 06/01/10	1,136

Ohio — 94.0%
1,000	Adams County School District, Adams & Highland County, GO, MBIA, 5.45%, 12/01/08	1,038
1,000	Akron Community Learning Centers, Series A, Rev., FGIC, 5.25%, 12/01/19	1,078
1,030	Akron Improvement — Sanitation Sewer System, Rev., FGIC, 5.38%, 12/01/13	1,145
1,070	Akron Improvement — Sanitation Sewer System, Rev., FGIC, 5.50%, 12/01/12	1,194
1,100	Akron Improvement — Various Purpose, GO, MBIA, 5.00%, 12/01/10	1,188
1,045	Akron Sanitation Sewer System, Rev., MBIA, 5.30%, 12/01/05	1,064
1,000	Akron Sanitation Sewer System, Rev., MBIA, 5.65%, 12/01/08	1,053
1,000	Avon Lake City, City School District, GO, FGIC, 5.50%, 12/01/19	1,101
1,280	Belmont County, Improvement East Ohio Regional Hospital, Rev., ACA, 5.25%, 01/01/08	1,338
725	Bowling Green State University, Rev., AMBAC, (p), 5.65%, 06/01/11	757
1,000	Bowling Green State University, Rev., FGIC, 5.75%, 06/01/15	1,106
1,095	Butler County Sewer System, Rev., FGIC, 5.25%, 12/01/14	1,183
1,250	Butler County Transportation Improvement District, Series A, Rev., FSA, 5.13%, 04/01/17	1,326
1,500	Cincinnati City School District, School Improvement, GO, MBIA, 5.38%, 12/01/17	1,633
1,000	Toledo Sewer System, Rev., MBIA, 5.25%, 11/15/13	1,083
1,000	Toledo, GO, AMBAC, (p), 5.63%, 12/01/11	1,066
2,975	Clermont County Sewer District, Rev., AMBAC, 5.25%, 08/01/16	3,227
2,000	Cleveland Capital Appreciation First Mortgage, Series A, Rev., MBIA, Zero Coupon, 11/15/09	1,706
3,000	Cleveland Capital Appreciation First Mortgage, Series A, Rev., MBIA, Zero Coupon, 11/15/11	2,332
1,000	Cleveland, AMT, Series A, GO, FSA, 5.13%, 01/01/13	1,042
5,250	Cleveland Stadium Project, COP, AMBAC, Zero Coupon, 11/15/11	4,070
2,325	Cleveland Stadium Project, Rev., COP, AMBAC, 5.25%, 11/15/10	2,482
2,200	Cleveland First Mortgage, Series G, Rev., MBIA, 5.50%, 01/01/13	2,407
1,015	Cleveland, GO, AMBAC, 5.25%, 12/01/20	1,096
1,000	Cleveland, GO, FGIC, (p), 5.60%, 12/01/14	1,119
1,000	Cleveland, GO, MBIA, 5.75%, 08/01/11	1,123
2,500	Cleveland, Improvement, Series 1, Rev., FSA, 5.25%, 01/01/11	2,649
1,220	Cleveland, Rev., AMBAC, 5.50%, 11/15/16	1,340
1,000	Cleveland, Series A, GO, FSA, 5.25%, 01/01/15	1,066
1,000	Cleveland, Series A, GO, FSA, 5.25%, 01/01/18	1,061
1,000	Cleveland, Various Purpose, GO, MBIA, 5.00%, 12/01/10	1,080
930	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 05/15/19	929
860	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund, Series 1, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/16	891
920	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank, 6.50%, 11/15/21	960
714	Columbus, Clintonville II State Light Assessment, GO, 4.40%, 09/01/15	714
1,000	Columbus, Police-Firemen Disability, GO, 5.00%, 07/15/18	1,056
1,000	Columbus, Sewer Improvement Bonds, GO, (p), 6.75%, 09/15/06	1,018
1,500	Columbus, Sewer, Rev., 5.00%, 06/01/06	1,540
340	Cuyahoga County Multi-Family Housing, Clifton Plaza, Rev., GNMA, 3.40%, 06/20/10	337
540	Cuyahoga County Multi-Family Housing, Clifton Plaza, Rev., GNMA, 4.15%, 06/20/15	532
2,000	Cuyahoga County, Benjamin Rose Institute Project, Rev., 5.50%, 12/01/17	1,959
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/13	1,059

Principal Amount	Security Description	Value

1,000	Cuyahoga County, MetroHealth System, Series A, Rev., MBIA, 5.13%, 02/15/13	1,052
1,665	Cuyahoga County Improvement, Series A, Rev., MBIA-IBC, 5.63%, 01/15/12	1,733
2,250	Cuyahoga County Improvement, University Hospital Health, Series A, Rev., MBIA, 5.50%, 01/15/10	2,339
1,400	Cuyahoga County, Series A, Rev., 6.00%, 01/01/17	1,562
1,000	Cuyahoga County, Series A, Rev., 6.00%, 01/01/20	1,107
1,000	Cuyahoga County, University School Project, Series B, Rev., Adj., LOC: Keybank N.A., 5.30%, 12/01/29	1,065
1,000	Cuyahoga County, Walker Center, Inc., Series I, Rev., AMBAC, 5.25%, 01/01/13	1,061
1,500	Dayton City School District, School Facilities Construction & Improvement, Series D, GO, FGIC, 5.00%, 12/01/11	1,625
1,000	Delaware County, Sewer System, GO, (p), 5.60%, 12/01/10	1,031
1,265	Defiance, Waterworks System Improvements, GO, AMBAC, 5.65%, 12/01/18	1,385
1,125	Dublin City School District, School Facilities Construction & Improvement, GO, 4.50%, 12/01/10	1,185
435	Erie County, Hospital Facilities, Firelands Regional Medical Center, Series A, Rev., 4.50%, 08/15/07	444
1,250	Franklin County Development, American Chemical Society Project, Rev., 5.50%, 10/01/12	1,333
1,000	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.70%, 06/01/10 (i)	1,061
1,000	Franklin County, Health Care Presbyterian Services, Rev., 5.50%, 07/01/17	1,020
1,290	Franklin County, Improvement Children’s Hospital Project, Rev., 5.65%, 11/01/08	1,345
1,065	Franklin County, Improvement Children’s Hospital Project, Rev., 5.75%, 11/01/09	1,109
800	Franklin County, Improvement Children’s Hospital Project, Rev., 5.80%, 11/01/10	837
1,260	Franklin County, Improvement Children’s Hospital Project, Rev., AMBAC, 5.50%, 05/01/15	1,372
1,000	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/09	1,050
2,000	Franklin County, Online Computer Library Center, Series A, Rev., 5.00%, 10/01/16	2,069
1,500	Greater Cleveland Regional Transportation Authority, Capital Improvement, Series R, GO, MBIA, 5.00%, 12/01/08	1,598
1,000	Greater Cleveland Regional Transportation Authority, GO, FGIC, (p), 5.60%, 12/01/11	1,056
1,025	Hamilton County, Convention Facility Authority, Second Lien, Rev., FGIC, 5.00%, 12/01/17	1,091
1,340	Hamilton County, GO, 4.75%, 12/01/06	1,383
1,000	Huron County, Correctional Facility Issue I, GO, MBIA, 5.70%, 12/01/11	1,081
2,535	Lakota Local School District, GO, FGIC, 5.10%, 12/01/14 (m)	2,700
1,930	London City School District, School Facilities Construction & Improvement, GO, FGIC, 5.25%, 12/01/12	2,100
1,000	Lorain County Hospital, Catholic Healthcare Partners, Series S, Rev., MBIA, 5.63%, 09/01/12	1,069
1,000	Lorain County Hospital, Catholic Healthcare Partners, Series S, Rev., MBIA, 5.63%, 09/01/14	1,069
1,000	Lorain County Hospital, Catholic Healthcare Partners, Series S, Rev., MBIA, 6.00%, 09/01/05	1,015
1,000	Lucas County, Hospital Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/13	1,091
1,000	Lucas County, Hospital Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/15	1,092
2,430	Lucas County, Multi-Family Housing Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.20%, 11/01/18	2,513
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.13%, 12/15/16 (m)	2,878
2,500	Middleburg Heights, Southweast General Health Center, Rev., FSA, 5.70%, 08/15/10	2,725
1,000	Middletown City School District, School Improvement, GO, FGIC, 5.00%, 12/01/18	1,059
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.50%, 12/01/18	1,098
1,000	Montgomery County, Grandview Hospital & Medical Center, Rev., (p), 5.35%, 12/01/08	1,073
1,275	Montgomery County, Catholic Health, Rev., 4.00%, 09/01/06	1,293
1,750	Montgomery County, Catholic Health, Rev., 4.25%, 09/01/09	1,797
1,575	Montgomery County, Grandview Hospital & Medical Center, Rev., (p), 5.65%, 12/01/12	1,718
1,495	Newark Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/11	1,160
1,435	Ohio Air Quality Development Authority, Edison Project, Series A, Rev., Adj., AMBAC, 3.25%, 02/01/15	1,439
305	Ohio Capital Corp. for Multi-Family Housing Mortgage, Series M, Rev., FHA, 5.90%, 02/01/14	305
245	Ohio Housing Finance Agency, Residential Mortgage Mortgage-Backed, Series D, Rev., 4.20%, 09/01/10	249
425	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series C, Rev., GNMA, 4.15%, 09/01/06	431
2,685	Ohio Housing Finance Agency, Single Family, Rev., FGIC, (p), Zero Coupon, 01/15/15	1,638
1,000	Ohio State, Baldwin Higher Educational Facility, Wallace College Project, Rev., 5.50%, 12/01/20	1,057
1,630	Ohio State, Common Schools, Capital Facilities, Series B, GO, 5.50%, 09/15/08	1,758
2,765	Ohio State, Common Schools, Series A, GO, 5.00%, 09/15/08	2,937

Principal Amount	Security Description	Value

1,205	Ohio State, Common Schools, Series A, GO, 5.25%, 09/15/12	1,324
1,250	Ohio State, Common Schools, Series B, GO, 5.00%, 03/15/19	1,322
1,110	Ohio State, Conservation Project, Series A, GO, 4.00%, 09/01/10	1,142
1,750	Ohio State, Elementary & Secondary Education, Capital Facilities, Series A, Rev., 5.63%, 12/01/06	1,832
2,300	Ohio State, Higher Education Capital Facilities, Series A, GO, FSA, 5.25%, 02/01/13	2,466
2,000	Ohio State, Higher Education Capital Facilities, Series B, GO, 5.25%, 05/01/08	2,129
1,955	Ohio State, Infrastructure Improvements, GO, (p), 5.75%, 02/01/16	2,166
1,500	Ohio State, Infrastructure Improvements, Series D, GO, 5.00%, 03/01/20	1,580
1,500	Ohio State, Mental Health Capital Facilities II, Series B, Rev., 5.50%, 06/01/16	1,632
1,000	Ohio State, University of Dayton 2001, Rev., AMBAC, 5.38%, 12/01/17	1,085
1,000	Ohio State Building Authority, State Facilities, Administrative Building Funding Project, Series A, Rev., FSA, 5.00%, 04/01/06	1,023
2,000	Ohio State Building Authority, State Facilities, Administrative Building Funding Project, Series B, Rev., FSA, 5.25%, 10/01/08	2,142
1,000	Ohio State Building Authority, State Facilities, Adult Correction Building, Series A, Rev., AMBAC, (p), 5.50%, 04/01/13	1,060
2,150	Ohio State Building Authority, State Facilities, Adult Correction, Series A, Rev., 5.25%, 10/01/09	2,322
2,480	Ohio State Building Authority, State Facilities, Adult Correction, Series A, Rev., (p), 5.25%, 10/01/17	2,706
1,000	Ohio State Building Authority, State Facilities, Adult Correction, Series A, Rev., FSA, 5.50%, 10/01/08	1,079
1,450	Ohio State Building Authority, State Facilities, Adult Correction, Series A, Rev., FSA, 5.50%, 10/01/12	1,597
1,000	Ohio State Building Authority, State Facilities, Adult Correction, Series A, Rev., FSA, 5.50%, 10/01/14	1,099
1,000	Ohio State Building Authority, State Facilities, Highway Safety Building, Series A, Rev., AMBAC, (p), 5.38%, 10/01/09	1,058
1,000	Ohio State Building Authority, Workers Compensation Facilities, Series A, Rev., FGIC, 5.00%, 04/01/11	1,076
1,000	Ohio State Educational Loan, Series A-1, Rev., AMBAC, 5.40%, 12/01/09	1,050
2,500	Ohio State Educational Loan, Series A-1, Rev., AMBAC, 5.55%, 12/01/11	2,617
3,750	Ohio State Higher Educational Facility Commission, Baldwin Capital Appreciation Higher Education, Rev., AMBAC, (p), 4.95%, 12/01/13	3,906
1,000	Ohio State Higher Educational Facility Commission, Denison University Project, Rev., (p), 5.25%, 11/01/16	1,049
1,500	Ohio State Turnpike Commission, Rev., 5.50%, 02/15/15	1,635
5,155	Ohio State Turnpike Commission, Series A, Rev., FGIC, 5.50%, 02/15/14 (m)	5,770
1,000	Ohio State University, Series A, Rev., 5.50%, 12/01/15	1,088
1,000	Ohio State University, Series B, Rev., 5.25%, 06/01/16	1,085
2,510	Ohio State Water Development Authority, Fresh Water Service, Rev., AMBAC, (p), 5.80%, 06/01/11	2,572
2,370	Ohio State Water Development Authority, Loan Fund — State Match Service, Rev., 4.00%, 06/01/09	2,443
1,500	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, (p), 7.00%, 12/01/09	1,638
1,250	Ohio State Water Development Authority, State Match, Rev., 5.00%, 12/01/18	1,328
1,000	Ohio State Water Development Authority, Water Control Loan Fund — State Match Service, Rev., MBIA, (p), 5.50%, 12/01/09	1,015
2,250	Ohio State Water Development Authority, Water Control Loan Fund — Water Quality Service, Rev., MBIA, (p), 5.50%, 06/01/13	2,415
500	Olentangy Local School District, Ohio, GO, BIG, 7.75%, 12/01/11	619
1,000	Plain Local School District, GO, FGIC, 5.80%, 12/01/15	1,113
2,600	Portage County, Robinson Memorial Hospital Project, Rev., MBIA, 5.63%, 11/15/07	2,661
1,160	Reading, St. Marys Educational Institute, Rev., RADIAN, 5.65%, 02/01/12	1,243
1,000	Reading, St. Marys Educational Institute, Rev., RADIAN, 5.70%, 02/01/13	1,067
1,000	Sandusky County, Hospital Facility, Rev., 5.10%, 01/01/09	1,013
735	Shaker Heights City School District, Series A, GO, 7.10%, 12/15/10	823
1,260	Southwest Licking Local School District, GO, FGIC, 5.75%, 12/01/14	1,444
1,710	Springfield County School District Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,261
890	Strongsville, GO, (p), 6.70%, 12/01/11	964
110	Strongsville, Unrefunded Balance, GO, 6.70%, 12/01/11	119
1,000	Toledo Lucas County Port Authority Development, Northwest Ohio Bond Fund, Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.13%, 11/15/09	1,080
705	Toledo Lucas County Port Authority Development, Northwest Ohio Bond Fund, Series E, Rev., 6.10%, 11/15/10	734
805	Toledo Lucas County Port Authority Development, Northwest Ohio Bond Fund, Series F, Rev., 6.00%, 11/15/07	842
1,935	Toledo Lucas County Port Authority Development, Northwest Ohio Bond Fund, Superior, Series A, Rev., 5.10%, 05/15/12	1,951
1,355	Toledo City School District, GO, FSA SD CRED PROG, 5.00%, 12/01/12	1,468

Principal Amount	Security Description	Value

1,500	University of Cincinnati, General Receipts, Series A, Rev., 5.00%, 06/01/16	1,608
1,000	University of Cincinnati, General Receipts, Series A, Rev., FGIC, 5.50%, 06/01/09	1,087
1,000	University of Cincinnati, General Receipts, Series W, Rev., 5.75%, 06/01/13	1,043
1,135	University of Toledo, General Receipts, Rev., FGIC, 5.25%, 06/01/17	1,221
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.00%, 11/01/10	1,084
1,680	Westerville City School District, GO, MBIA, (p), 5.25%, 12/01/18	1,835
1,905	Westlake City School District, Capital Appreciation School Improvement, Series A, GO, FGIC, Zero Coupon, 12/01/15	1,185
1,690	Youngstown City School District, Classroom Facilities & School Improvement, GO, FSA SD CRED PROG, 5.00%, 12/01/20	1,781

		218,103

Texas — 0.6%
2,500	Southeast, Texas Housing Finance Corp., Rev., MBIA, (p), Zero Coupon, 09/01/17	1,413

Washington — 0.5%
1,000	Washington State, Series A & AT-6 , GO, 6.25%, 02/01/11	1,106

West Virginia — 0.4%
1,000	West Virginia Economic Development Authority, Public & Juvenile Correctional Facility, Series A, Rev., MBIA, 4.25%, 06/01/09	1,039

	Total Municipal Bonds
	(Cost $217,458)	228,674

Shares

SHORT TERM INVESTMENTS — 0.3%
Investment Companies — 0.3%
623	JPMorgan Tax Free Money Market Fund (b)	623

	(Amortized Cost $623)
Total Investments — 98.8%
(Cost/Amortized Cost $218,081)		229,297
Other Assets Less Liabilities — 1.2%		2,797

Net Assets — 100.0%		$232,094

Abbreviations

ACA	American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at March 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Securities Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IBC	Insured Bond Certificates
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SD CRED PROG	School District Credit Program

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,570
Aggregate gross unrealized depreciation	(354)

Net unrealized appreciation/depreciation	$11,216

Federal income tax cost of investments	$218,081

JPMorgan West Virginia Municipal Bond Fund (Formerly One Group West Virginia Municipal Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

MUNICIPAL BONDS — 98.4%
Kansas — 2.1%
$3,225	Labette County, Single Family Mortgage, Capital Accumulator, Rev., (p), Zero Coupon, 12/01/14	$2,144

Maryland — 0.8%
2,050	Prince Georges County Housing Authority Mortgage, Capital Appreciation Foxglenn Apartments, Series A, Rev., GNMA, Zero Coupon, 05/20/22	776

Puerto Rico — 4.6%
2,400	Commonwealth of Puerto Rico, GO, 5.75%, 07/01/17	2,580
1,000	Puerto Rico Medical & Environmental Control Facilities Financing Authority, Auxilio Mutuo Hospital Obligation Group, Series A, Rev., MBIA, 5.80%, 07/01/06	1,023
1,000	Puerto Rico Municipal Finance Agency, Series A, Rev., FSA, 5.00%, 08/01/13	1,080

		4,683

West Virginia — 90.9%
1,525	Brooke, Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., (p), 7.40%, 08/15/10	1,815
1,500	Cabell County, West Virginia Board of Education, GO, MBIA, (p), 6.00%, 05/01/06 (m)	1,554
710	Charleston, Building Commission, Center for Arts & Science Project, Rev., 5.30%, 06/01/12 (i)	754
1,120	Charleston, Urban Renewal Authority Lease, Diamond Project, Series A, Rev., FSA, 5.75%, 12/15/18	1,246
1,010	Charleston Parking, Series B, Rev., LOC: Bank One West Virginia, 6.75%, 06/01/08	1,031
1,020	Clarksburg, Capital Appreciation Water Improvement, Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/08	911
1,000	Clarksburg, Capital Appreciation Water Improvement, Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/11	778
1,035	Clarksburg, Water Rev., FGIC, 3.00%, 09/01/05	1,038
790	Fairmont, Waterworks, Rev., MBIA, 5.30%, 07/01/09	841
925	Fairmont, Waterworks, Rev., MBIA, 5.50%, 07/01/12	989
2,500	Harrison County, Board of Education, GO, FGIC, (p), 6.40%, 05/01/07 (m)	2,677
2,000	Harrison County, County Commission, Series A, SO, (p), 6.25%, 05/15/10 (m)	2,211
735	Jackson County, Residential Mortgage, Rev., FGIC, (p), 7.38%, 06/01/10	867
1,000	Jefferson County, Board of Education, Public School, GO, 5.25%, 07/01/09	1,078
3,260	Kanawha, Mercer and Nicholas Counties, Single Family Mortgage, Rev., (p), Zero Coupon, 02/01/15	1,995
5,550	Kanawha-Putnam County, Single Family Mortgage, Series A, Rev., (p), Zero Coupon, 12/01/16	3,283
1,419	Keyser Housing Corp., Section 8 Institute-Potomac Project, FHA, 7.25%, 04/01/21(i)	1,421
1,065	Marion County, Single Family Mortgage, Rev., FGIC, (p), 7.38%, 08/01/11	1,279
500	Marshall County, SO, (p), 6.50%, 05/15/10	553
300	Monongalia County, Board of Education, GO, MBIA, (p), 7.00%, 04/01/05	300
1,000	Monongalia County, Building Commission, Series A, Rev., 5.75%, 11/15/14 (i)	990
1,295	Parkersburg, Water Works & Sewer System, Rev., FSA, 5.50%, 03/01/10	1,366
1,335	Parkersburg, Water Works & Sewer System, Rev., FSA, 5.50%, 09/01/10	1,408
1,000	Pleasants County, Industrial Development, Potomac Power, Series C, Rev., MBIA-IBC, 6.15%, 05/01/15	1,029
1,750	Pleasants County, Industrial Development, West Penn Power, Series C, Rev., AMBAC, 6.15%, 05/01/15	1,800
2,000	Raleigh, Fayette & Nicholas Counties, SO, (p), 6.25%, 08/01/11	2,282
1,000	West Virginia Economic Development Authority Lease, Capitol Parking Garage Project, Rev., AMBAC, 5.63%, 06/01/16	1,097
1,000	West Virginia Economic Development Authority, Correctional Juvenile & Pub, Series A, Rev., MBIA, 5.50%, 06/01/14	1,102
500	West Virginia Economic Development Authority, Department of Environmental Protection, Rev., 4.00%, 11/01/08	515
500	West Virginia Economic Development Authority, Department of Environmental Protection, Rev., 4.00%, 11/01/09	514

Principal Amount	Security Description	Value

1,000	West Virginia Higher Education Policy Commission, University Facilities, Series A, Rev., MBIA, 5.00%, 04/01/11	1,078
1,500	West Virginia Higher Education Policy Commission, University Facilities, Series A, Rev., MBIA, 5.00%, 04/01/12	1,621
1,000	West Virginia School Building Authority, Capital Improvement, Rev., AMBAC, 4.00%, 07/01/10	1,029
2,825	West Virginia School Building Authority, Capital Improvement, Rev., AMBAC, 5.50%, 07/01/11	3,022
3,500	West Virginia School Building Authority, Capital Improvement, Series B, Rev., FSA, 5.40%, 07/01/17	3,728
200	West Virginia School Building Authority, Capital Improvement, Series B, Rev., MBIA, 6.75%, 07/01/06	210
2,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., AMBAC, 5.25%, 07/01/12	3,266
1,000	West Virginia State Building Commission, Series A, Rev., MBIA, 5.25%, 07/01/08	1,063
2,465	West Virginia State Building Commission, Series A, Rev., MBIA, 5.25%, 07/01/09	2,621
1,440	West Virginia State Higher Education, Interim Governing Board University, Marshall University, Series A, Rev., FGIC, 5.25%, 05/01/16	1,550
1,600	West Virginia State Higher Education Interim Governing Board University, Marshall University, Series A, Rev., FGIC, 5.25%, 05/01/18	1,719
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.25%, 02/15/19	1,069
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., (p), 6.50%, 09/01/16	1,069
1,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., MBIA, 5.13%, 09/01/06	1,029
1,655	West Virginia State Hospital Finance Authority, West Virginia University State Hospital , Series A, Rev., FSA, 5.00%, 06/01/09	1,760
2,000	West Virginia State Parkway Economic Development & Tourism Authority Rev., FGIC, 5.25%, 05/15/19	2,215
1,000	West Virginia State Parkway Economic Development & Tourism Authority, Rev., FGIC, 5.25%, 05/15/16	1,106
1,000	West Virginia State School Building Authority, Rev., MBIA, 4.00%, 07/01/08	1,028
1,500	West Virginia State State Roads, GO, 5.20%, 06/01/14	1,608
1,000	West Virginia State State Roads, GO, 5.75%, 06/01/13	1,095
1,000	West Virginia State State Roads, GO, 5.75%, 06/01/15	1,094
970	West Virginia State State Roads, GO, FGIC, 5.50%, 06/01/17	1,060
1,075	West Virginia State State Roads, GO, FSA, 5.25%, 06/01/16	1,153
1,075	West Virginia State Infrastructure, AMT, Series B, GO, FGIC, 5.75%, 11/01/12	1,184
1,000	West Virginia State, AMT, Series B, GO, FGIC, 5.80%, 11/01/11	1,059
1,000	West Virginia State, AMT, Series B, GO, FGIC, 5.85%, 11/01/12	1,058
1,000	West Virginia State, Capital Appreciation Infrastructure, Series A, GO, FGIC, Zero Coupon, 11/01/13	698
1,000	West Virginia State, Capital Appreciation Infrastructure, Series A, GO, FGIC, Zero Coupon, 11/01/14	659
1,000	West Virginia State, GO, FGIC, 5.25%, 06/01/08	1,066
750	West Virginia University, State University System, Marshall University Library, AMBAC, (p), 5.60%, 04/01/11	779
1,000	West Virginia University, University Projects, Series A, Rev., AMBAC, Zero Coupon, 04/01/16	603
1,000	West Virginia University, University Projects, Series A, Rev., AMBAC, Zero Coupon, 04/01/17	570
1,000	West Virginia University, University Projects, Series A, Rev., AMBAC, Zero Coupon, 04/01/18	540
1,000	West Virginia University, University Projects, Series B, Rev., FGIC, 5.00%, 10/01/20	1,056
2,275	West Virginia Water Development Authority, Loan Program II, Series B, Rev., AMBAC, 5.00%, 11/01/12	2,462
1,000	West Virginia Water Development Authority, Loan Program II, Series B, Rev., AMBAC, 5.00%, 11/01/13	1,083
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.50%, 10/01/18	1,322

Principal Amount	Security Description	Value

620	West Virginia Water Development Authority, Series A, Rev., FSA, 5.35%, 10/01/13	673
770	West Virginia Water Development Authority, Series A, Rev., FSA, 5.40%, 10/01/14	838
1,000	Wheeling, Waterworks & Sewer System, Rev., FGIC, 5.40%, 06/01/11	1,046

		91,613

	Total Municipal Bonds
	(Cost $93,629)	99,216

Shares
SHORT TERM INVESTMENTS — 0.6%
Investment Companies — 0.6%
615	JPMorgan Tax Free Money Market Fund (b)	615

	(Amortized Cost $615)

Total Investments — 99.0%
(Cost/Amortized Cost $94,244)		99,831
Other Assets Less Liabilities — 1.0%		996

Net Assets — 100.0%		$100,827

Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FSA	Financial Securities Assurance
FSA-CR	FSA Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IBC	Insured Bond Certificates
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RADIAN	Radian Asset Assurance
RADIAN-IBCC	Radian Insured Bond Custodial Certificate
Rev.	Revenue Bond
SO	Special Obligation

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advise by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,605
Aggregate gross unrealized depreciation	(18)

Net unrealized appreciation/depreciation	$5,587

Federal income tax cost of investments	$94,244

JPMorgan Ultra Short-Term Bond Fund (Formerly One Group Ultra Short-Term Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
 (Amounts in thousands)

Principal Amount	Security Description	Value

ASSET BACKED SECURITIES — 21.8%
$ 848	ABFS Mortgage Loan Trust
	3.80%, 01/25/30, Series 1998-4, Class A2, FRN (m)	$849
	ACE Securities Corp.
200	3.19%, 06/25/35, Series 2002-HE1, Class A, FRN	200
11,710	3.85%, 11/20/31, Series 2001-HE1, Class M1, FRN	11,775
4,529	4.05%, 10/25/32, Series 2002-HE3, Class M1, FRN	4,621
733	Advanta Mortgage Loan Trust
	3.23%, 11/25/29, Series 1999-4, Class A, FRN	734
2,493	Aegis Asset Backed Securities Trust
	3.20%, 04/25/34, Series 2004-1, Class A, FRN	2,498
2,000	American Express Credit Account Master Trust
	3.16%, 11/15/07, Series 2000-3, Class B, FRN	2,000
2,033	American Residential Home Equity Loan Trust
	3.30%, 05/25/29, Series 1998-1, Class M1, FRN	2,039
	AmeriCredit Automobile Receivables Trust
5,000	3.40%, 04/13/09, Series 2002-D, Class A4	4,977
302	4.23%, 10/06/06, Series 2002-1, Class A3	302
	Amortizing Residential Collateral Trust
570	3.14%, 07/25/32, Series 2002-BC4, Class A, FRN	572
10,000	3.60%, 08/25/32, Series 2002-BC6, Class M1, FRN	10,094
10,378	3.95%, 12/25/32, Series 2002-BC9, Class M1, FRN	10,619
	Amresco Residential Securities Mortgage Loan Trust
904	3.19%, 03/25/27, Series 1997-1, Class M1A, FRN	904
5,039	3.27%, 09/25/28, Series 1998-3, Class M1A, FRN	5,040
2,056	3.40%, 06/25/27, Series 1997-2, Class M1A, FRN	2,057
7,660	3.50%, 01/25/28, Series 1998-1, Class M1A, FRN	7,662
497	Bank One Heloc Trust
	3.11%, 04/20/20, Series 1999-1, Class A, FRN	498
	Bayview Financial Acquisition Trust
623	3.20%, 02/25/38, Series 1998-A, Class A, FRN	624
2,397	3.33%, 04/25/33, Series 2003-BA, Class A1, FRN (e)	2,400
9,450	3.35%, 09/28/43, Series 2003-F, Class A, FRN	9,490
2,081	3.60%, 05/25/32, Series 2002-CA, Class M1, FRN (e)	2,087
	Bear Stearns Asset Backed Securities, Inc.
13,688	3.20%, 03/25/35, Series 2005-1, Class A, FRN	13,700
10,059	3.30%, 12/25/33, Series 2003-SD1, Class A, FRN	10,093
	BHN I Mortgage Fund
224	4.30%, 03/25/11, Series 1997-1, Class A1, FRN (e) (i)	6
30	7.54%, 05/31/17, Series 1997-2, Class A2 (i)	2
	Capital One Master Trust
2,000	3.98%, 12/15/10, Series 2001-1, Class C, FRN (e)	2,039
5,000	4.16%, 02/15/08, Series 2002-3A, Class C, FRN (e)	5,000
5,000	4.36%, 03/15/10, Series 2002-4A, Class C, FRN (e)	5,096
5,000	Capital One Multi-Asset Execution Trust
	3.49%, 07/15/08, Series 2002-B1, Class B1, FRN	5,007
893	Cendant Mortgage Corp.
	3.35%, 01/25/32, Series 2001-A, Class A2, FRN (e)	895
	Centex Home Equity
124	3.11%, 04/25/32, Series 2002-B, Class AV, FRN	124
3,000	3.70%, 01/25/32, Series 2002-A, Class MV1, FRN	3,016
	Chase Credit Card Master Trust
250	3.16%, 01/15/08, Series 2000-3, Class B, FRN	250
5,000	3.91%, 04/15/08, Series 2003-1, Class C, FRN	5,032
	Chase Funding Loan Acquisition Trust
920	3.53%, 01/25/32, Series 2002-C1, Class IIM1, FRN	920
2,000	3.70%, 11/25/30, Series 2001-AD1, Class 2M1, FRN	2,009
2,500	Circuit City Credit Card Master Trust
	3.71%, 04/15/10, Series 2002-1, Class B, FRN	2,500
8,000	Citibank Credit Card Issuance Trust
	3.76%, 02/09/09, Series 2002-C1, Class C1, FRN	8,103
1,268	Conseco Finance
	7.27%, 06/15/32, Series 2001-B, Class 1M1	1,295
	Countrywide Asset-Backed Certificates
1,900	3.12%, 04/25/32, Series 2002-BC2, Class A, FRN (m)	1,904
841	3.13%, 08/25/32, Series 2002-1, Class A, FRN	842
4,407	3.15%, 06/25/33, Series 2003-BC2, Class 2A1, FRN	4,420
1,371	3.18%, 04/25/32, Series 2002-BC1, Class A, FRN	1,373

Principal Amount	Security Description	Value

1,377	3.19%, 04/25/32, Series 2001-4, Class A, FRN	1,378
2,413	3.50%, 07/25/31, Series 2001-BC2, Class M1, FRN	2,416
10,000	3.55%, 09/25/33, Series 2003-BC5, Class M1, FRN	10,076
5,000	3.60%, 03/25/32, Series 2002-3, Class M1, FRN	5,022
6,322	3.70%, 04/25/32, Series 2001-4, Class M1, FRN (m)	6,329
1,283	3.80%, 07/25/31, Series 2001-1, Class MV2, FRN	1,284
1,040	3.85%, 07/25/31, Series 2001-BC2, Class M2, FRN	1,043
	Countrywide Home Equity Loan Trust
24,842	3.03%, 04/15/30, Series 2004-A, Class A, FRN	24,857
3,187	3.05%, 04/15/27, Series 2001-A, Class A, FRN	3,190
	Credit-Based Asset Servicing and Securitization
10,000	3.16%, 09/25/33, Series 2004-CB2, Class AV3, FRN	10,000
2,032	3.22%, 04/25/33, Series 2003-CB4, Class AV1, FRN	2,040
3,000	3.37%, 07/25/33, Series 2004-CB2, Class M1, FRN	3,000
	Crown CLO
5,000	3.24%, 01/22/13, Series 2002-1A, Class A2, FRN (e)	4,999
5,000	4.69%, 01/22/13, Series 2002-1A, Class C, FRN (e)	5,030
	First Franklin Mortgage Loan Asset Backed Certificates
2,264	3.55%, 04/25/32, Series 2002-FF1, Class M1, FRN	2,276
20,000	3.90%, 02/25/33, Series 2002-FF4, Class M1, FRN	20,178
2,000	First USA Credit Card Master Trust
	3.13%, 03/18/08, Series 1998-4, Class B, FRN	2,001
	Fleet Commercial Loan Master LLC
4,500	3.15%, 11/16/09, Series 2002-1A, Class A2, FRN (e)	4,505
5,000	3.15%, 11/16/10, Series 2003-1A, Class A2, FRN (e)	5,006
5,000	3.38%, 11/16/07, Series 2000-1A, Class B2, FRN (e)	5,000
1,900	4.90%, 11/16/09, Series 2002-1A, Class C1, FRN (e)	1,901
	GMAC Mortgage Corp. Loan Trust
8,000	3.13%, 09/25/32, Series 2002-HE3, Class A3, FRN	8,037
353	3.15%, 08/25/33, Series 2002-GH1, Class A, FRN	353
1,173	Home Equity Mortgage Trust
	3.21%, 06/25/34, Series 2004-1, Class A1, FRN	1,173
10,000	Household Automotive Trust
	3.13%, 07/17/09, Series 2002-2, Class A4, FRN	10,023
3,000	Household Private Label Credit Card Master Note Trust I
	4.06%, 09/15/09, Series 2002-3, Class B, FRN	3,015
6,011	Irwin Home Equity
	3.17%, 12/25/24, Series 2004-1, Class 1A1, FRN	6,021
890	Lehman Home Equity Loan Trust
	7.00%, 05/25/28, Series 1998-1, Class A1	888
5,665	Long Beach Mortgage Loan Trust
	3.17%, 07/25/33, Series 2003-3, Class A, FRN	5,675
	MBNA Credit Card Master Note Trust
5,000	3.19%, 10/15/08, Series 2001-B1, Class B1, FRN (m)	5,010
3,500	3.86%, 10/15/08, Series 2001-C1, Class C1, FRN (m)	3,526
5,000	4.41%, 06/15/10, Series 2003-C2, Class C2, FRN	5,172
	MBNA Master Credit Card Trust USA
7,500	3.61%, 03/17/08, Series 2000-K, Class C, FRN (e)	7,499
250	7.65%, 01/15/08, Series 2000-I, Class C	254
87	Merrill Lynch Home Equity Loan
	3.03%, 09/25/27, Series 1997-1, Class A, FRN	87
	Morgan Stanley ABS Capital I
3,720	3.21%, 06/25/33, Series 2003-NC6, Class A2, FRN	3,735
6,000	3.65%, 06/25/33, Series 2003-NC6, Class M1, FRN	6,073
2,500	National City Credit Card Master Trust
	3.31%, 01/15/09, Series 2002-1, Class B, FRN	2,516
7,622	Nellie Mae, Inc.
	3.44%, 12/15/18, Series 1996-1, Class CTFS, FRN	7,639
9,827	New Century Home Equity Loan Trust
	3.25%, 11/25/33, Series 2003-5, Class AII, FRN	9,845
5,000	Option One Mortgage Loan Trust
	3.45%, 07/25/32, Series 2002-4, Class M1, FRN	5,019
34	PNC Student Loan Trust I
	6.73%, 01/25/07, Series 1997-2, Class A7	35
3,500	Providian Gateway Master Trust
	3.51%, 06/15/09, Series 2002-B, Class A, FRN (e)	3,517
448	Providian Home Equity Loan Trust
	3.14%, 06/25/25, Series 1999-1, Class A, FRN	449
	Residential Asset Mortgage Products, Inc.
8,250	3.19%, 03/25/33, Series 2003-RS2, Class AII, FRN	8,272
10,000	3.53%, 01/25/34, Series 2004-RS1, Class MII1, FRN	10,003
9,610	Residential Asset Securities Corp.
	3.16%, 12/25/33, Series 2003-KS10, Class AIIB, FRN	9,627
	Residential Funding Mortgage Securities II

Principal Amount	Security Description	Value

3,792	3.14%, 12/25/32, Series 2003-HS1, Class AII, FRN	3,796
5,000	6.74%, 10/25/26, Series 2001-HI4, Class A7, SUB	5,196
9,305	6.94%, 04/25/26, Series 2001-HI2, Class AI7, SUB	9,520
1,087	Salomon Brothers Mortgage Securities VII
	3.11%, 02/25/31, Series 2001-CB1, Class A, FRN (e)	1,087
866	Saxon Asset Securities Trust
	3.67%, 02/25/30, Series 2000-1, Class MV2, FRN	869
10,000	Sears Credit Account Master Trust
	3.06%, 09/15/10, Series 2001-3, Class A, FRN	10,006
	SLM Student Loan Trust
5,000	3.67%, 10/25/12, Series 1997-3, Class CTFS, FRN (m)	5,005
1,000	3.81%, 04/25/14, Series 1998-1, Class CTFS, FRN	1,023
2,163	Structured Asset Investment Loan Trust
	3.20%, 04/25/33, Series 2003-BC2, Class A3, FRN	2,165
573	Structured Asset Securities Corp.
	3.14%, 01/25/33, Series 2002-HF1, Class A, FRN	576
3,006	Wachovia Asset Securitization, Inc.
	3.22%, 09/27/32, Series 2002-HE1, Class A, FRN	3,011
	WFS Financial Owner Trust
254	3.81%, 02/20/07, Series 2002-2, Class A3	254
5,000	4.50%, 02/20/10, Series 2002-2, Class A4, SUB	5,030

	Total Asset Backed Securities (Cost $445,827)	448,200

COLLATERALIZED MORTGAGE OBLIGATIONS — 55.8%
Agency CMO — 21.7%
	Federal Home Loan Mortgage Corp.
2,415	Zero Coupon, 03/15/24, Series 1689, Class M, PO	2,081
1,361	Zero Coupon, 03/15/24, Series 2033, Class PR, PO	1,176
27	2.78%, 05/15/23, Series 1508, Class KA, FRN	26
22,074	3.21%, 02/15/34, Series 2750, Class FG, FRN	22,190
36,752	3.26%, 06/15/32, Series 2594, Class OF, FRN (m)	37,115
1,616	3.31%, 10/15/09, Series 2517, Class FE, FRN	1,623
803	3.31%, 08/15/28, Series 2338, Class FN, FRN	806
382	3.36%, 06/15/31, Series 2477, Class FZ, FRN	386
16,319	3.36%, 07/15/33, Series 2649, Class FK, FRN	16,417
272	3.46%, 10/15/08, Series 1600, Class FB, FRN	270
187	3.76%, 04/15/21, Series 1071, Class F, FRN	187
491	3.81%, 08/15/08, Series 1575, Class F, FRN	494
192	3.96%, 09/15/22, Series 1370, Class JA, FRN	194
6,697	4.00%, 08/15/07, Series 2485, Class CB	6,682
161	4.13%, 10/15/22, Series 1379, Class W, FRN	160
13,800	4.50%, 10/15/16, Series 2628, Class IP, IO	2,246
379	5.00%, 11/15/15, Series 2496, Class BA	380
5,000	5.00%, 01/15/28, Series 2929, Class PC	4,995
2,890	5.50%, 05/15/15, Series 2391, Class QT	2,922
10,905	5.50%, 12/15/18, Series 2666, Class OI, IO	1,175
354	6.00%, 06/15/11, Series 2366, Class VG	363
348	6.00%, 05/15/27, Series 1981, Class Z	354
5,528	6.09%, 10/25/22, Series 1, Class S, IF, IO	288
62	6.50%, 05/15/08, Series 1513, Class AD (m)	62
1,354	6.50%, 05/15/09, Series 1628, Class LC	1,360
1,430	6.50%, 08/15/16, Series 2345, Class PQ	1,488
48	6.75%, 04/15/08, Series 1506, Class PH	48
1,593	6.75%, 05/15/28, Series 2057, Class PE	1,651
1,988	7.00%, 07/15/27, Series 1974, Class ZA	2,071
7	7.50%, 07/15/06, Series 1106, Class E	7
599	7.50%, 12/15/07, Series 1449, Class HA	608
442	7.50%, 10/15/30, Series 2261, Class ZY	454
74	8.00%, 10/15/12, Series 2006, Class I, IO	11
180	8.00%, 08/15/22, Series 1343, Class LA	187
1,061	8.00%, 02/15/25, Series 1771, Class PK	1,127
111	8.00%, 12/15/25, Series 2193, Class PS, IF, IO	7
1,305	10.18%, 02/15/32, Series 2416, Class SA, FRN	1,297
847	10.34%, 02/17/32, Series 2416, Class SH, IF	880
1,139	11.88%, 11/15/08, Series 1604, Class MB, IF	1,202
201	12.00%, 05/15/20, Series 2289, Class NA, VAR	228
1,083	12.19%, 12/15/08, Series 1625, Class SC, IF	1,175
152	16.94%, 10/15/13, Series 1607, Class SA, IF	177
	Federal Home Loan Mortgage Corp., Structured Pass Through Securities
460	Zero Coupon, 09/25/42, Series T-51, Class 1APO, PO	391
7,757	4.15%, 02/25/43, Series T-54, Class 4A, FRN	8,187
3,568	6.50%, 02/25/43, Series T-54, Class 2A	3,696
8,986	6.50%, 09/25/43, Series T-51, Class 1A, VAR	9,309
	Federal National Mortgage Association

Principal Amount	Security Description	Value

1,501	Zero Coupon, 04/25/09, Series 2002-79, Class PO	1,323
1,530	Zero Coupon, 05/25/23, Series 1993-146, Class E, PO	1,313
58	Zero Coupon, 11/25/26, Series 1997-47, Class PA, PO	58
18,555	3.15%, 03/25/18, Series 2003-17, Class FN, FRN	18,633
1,204	2.79%, 12/25/20, Series 1990-145, Class A, FRN (m)	1,198
275	2.98%, 10/25/07, Series 1992-187, Class FA, FRN	275
845	2.98%, 09/25/08, Series 1993-186, Class F, FRN	833
91	3.03%, 05/25/08, Series 1993-93, Class FC, FRN	90
7,148	3.08%, 02/17/31, Series 2001-9, Class F, FRN	7,169
9,084	3.20%, 01/25/34, Series 2004-17, Class BF, FRN	9,098
31,216	3.25%, 03/25/16, Series 2003-87, Class HF, FRN (m)	31,364
12,147	3.25%, 12/25/17, Series 2002-77, Class FY, FRN	12,243
13,469	3.25%, 08/25/25, Series 2004-33, Class FW, FRN	13,507
3,567	3.25%, 08/25/33, Series 2003-72, Class JF, FRN	3,583
16,814	3.25%, 07/25/34, Series 2004-54, Class FL, FRN	16,899
33	3.30%, 03/25/09, Series 1994-89, Class FA, FRN	33
8,627	3.35%, 05/25/09, Series 2002-27, Class FW, FRN	8,669
207	3.40%, 06/25/18, Series 1988-15, Class B, FRN	208
8,750	3.50%, 12/25/25, Series 2003-70, Class BE	8,373
8,638	3.50%, 04/25/30, Series 2002-92, Class FB, FRN	8,728
627	4.00%, 09/25/23, Series 1993-165, Class FH, FRN	643
754	4.15%, 11/25/21, Series 1991-156, Class F, FRN	766
457	4.19%, 11/25/07, Series 1992-190, Class F, FRN	460
1,000	4.35%, 10/25/07, Series 1992-179, Class FB, FRN	1,017
8,894	4.50%, 04/25/09, Series 2003-74, Class BN	8,913
7,299	4.80%, 07/25/21, Series 2003-60, Class SA, IF, IO	561
13,837	4.80%, 07/25/21, Series 2003-60, Class SB, IF, IO	1,063
28,337	4.80%, 05/25/22, Series 2003-34, Class BS, IF, IO	2,274
5,000	5.00%, 11/25/16, Series 2003-35, Class MD	5,014
4,145	5.00%, 07/25/23, Series 1994-30, Class JA	4,174
25	5.40%, 08/25/22, Series 0992-154, Class SA, IO, FRN	3
768	5.48%, 02/25/23, Series 1993-27, Class S, IF	710
9,540	5.50%, 09/25/10, Series 2003-19, Class VA	9,708
1,115	5.50%, 04/25/17, Series 2002-18, Class PC	1,144
5	6.00%, 01/25/11, Series 2001-61, Class VR	5
134	6.00%, 10/25/14, Series 2002-12, Class PD	134
2,592	6.00%, 07/25/31, Series 2001-33, Class ID, IO	515
76	6.50%, 12/25/14, Series 2001-45, Class PD	76
5,433	6.50%, 06/25/18, Series 2002-16, Class VD	5,503
1,534	6.50%, 05/25/23, Series 1993-110, Class H	1,556
193	6.50%, 07/25/23, Series 1993-119, Class H	198
7,203	6.50%, 08/17/24, Series G94-9, Class PJ	7,521
4,573	6.90%, 11/25/23, Series 1994-62, Class PH	4,696
4,164	7.00%, 07/18/12, Series 1997-46, Class PT	4,339
1,784	7.00%, 07/25/22, Series 1992-112, Class GB	1,868
441	7.50%, 10/20/27, Series 1997-74, Class E	456
799	8.00%, 11/25/06, Series 1991-150, Class G	817
652	8.00%, 10/25/21, Series 1991-142, Class PL	688
557	8.00%, 07/25/22, Series G92-44, Class ZQ	598
213	8.30%, 10/25/08, Series 1993-197, Class SC, IF	220
21	8.75%, 11/25/19, Series 1989-77, Class J	23
6	9.00%, 11/25/19, Series 1989-89, Class H	7
284	9.06%, 12/25/22, Series 1993-225, Class VO, IF	294
474	10.00%, 06/25/20, Series 1990-64, Class Z	526
2	7572.50%, 05/25/22, Series 1992-91, Class SQ, IF, HB	228
	Federal National Mortgage Association Grantor Trust
8,967	4.26%, 03/25/41, Series 2002-T6, Class A4, FRN	9,031
3,922	7.50%, 07/25/41, Series 2001-T8, Class A1	4,118
11,569	Federal National Mortgage Association STRIPS
	4.00%, 10/01/18, Series 343, Class 23, IO	1,710
	Federal National Mortgage Association Whole Loan
7,205	4.29%, 02/25/44, Series 2004-W2, Class 4A, FRN	7,390
5,034	3.20%, 02/25/44, Series 2004-W2, Class 1A3F, FRN	5,015
13,125	4.12%, 12/25/42, Series 2003-W15, Class 3A, FRN	13,448
15,578	4.49%, 10/25/42, Series 2003-W4, Class 5A, FRN	16,085
10,000	6.50%, 10/25/44, Series 2005-W1, Class 1A2	10,384
2,163	7.50%, 12/25/42, Series 2003-W1, Class 2A	2,272
5,444	Federal National Mortgage Association Grantor Trust
	6.50%, 01/25/44, Series 2004-T1, Class 1A2	5,625
	Government National Mortgage Association
8,836	3.00%, 02/20/34, Series 2004-11, Class PC	8,597
3,161	3.10%, 09/26/21, Series 2002-31, Class FC, FRN	3,166
155	3.37%, 12/16/25, Series 2000-35, Class F, FRN	157
28,441	5.50%, 06/20/32, Series 2003-21, Class PI, IO	3,837
5,215	7.50%, 04/17/29, Series 1999-27, Class ZA	5,482

		444,785

Principal Amount	Security Description	Value

Non-Agency CMO — 34.1%
555	American Housing Trust
	9.25%, 11/25/20, Series VII, Class 1D	598
2,500	Bank of America Large Loan
	2.53%, 06/15/18, Series 2004-BBA4, Class D, FRN (e)	2,500
	Bank of America Mortgage Securities
347	3.30%, 07/25/18, Series 2003-5, Class 2A8, FRN	349
10,777	5.06%, 02/25/35, Series 2005-A, Class 3A1, FRN	10,736
	Bayview Commercial Asset Trust
17,659	3.21%, 04/25/34, Series 2004-1, Class A, FRN (e)	17,665
3,938	3.27%, 01/25/35, Series 2004-3, Class A2, FRN (e)	3,948
5,000	Bear Stearns Adjustable Rate Mortgage Trust
	3.51%, 06/25/34, Series B2004-4, Class A5, VAR	4,789
	Bear Stearns Alt-A Trust
8,427	3.55%, 01/25/33, Series 2002-2, Class M1, FRN	8,442
7,416	3.85%, 01/25/33, Series 2002-2, Class M2, FRN	7,437
4,585	Bear Stearns Asset Backed Securities, Inc.
	3.52%, 11/25/34, Series 2004-AC6, Class M1, FRN	4,595
3,000	Bear Stearns Commercial Mortgage Securities, Series
	3.25%, 09/15/19, Series 2004-BA5A, Class E, FRN (e)	3,000
10,883	Cendant Mortgage Corp.
	5.25%, 10/25/33, Series 2003-8, Class 1A2	10,920
4,461	Chase Mortgage Finance Corp.
	3.25%, 08/25/18, Series 2003-S7, Class A4, FRN	4,462
54	Chemical Mortgage Acceptance Corp.
	7.41%, 05/25/18, Series 1988-2, Class A, VAR	54
	Citicorp Mortgage Securities, Inc.
554	3.75%, 11/25/18, Series 1988-17, Class A1, VAR	553
662	5.75%, 06/25/09, Series 1994-9, Class A4	660
	Collateralized Mortgage Obligation Trust
182	Zero Coupon, 10/01/18, Series 50, Class B, PO	157
281	9.00%, 10/01/18, Series 49, Class C	281
13,357	Countrywide Alternative Loan Trust
	4.94%, 12/25/34, Series 2004-33, Class 3A3, VAR	13,307
	Countrywide Home Loan Mortgage Pass Through Trust
19,555	3.14%, 12/31/49, Series 2005-1, Class 2A1, FRN	19,555
15,501	3.20%, 01/20/35, Series 2004-HYB8, Class 1A1, FRN	15,520
4,946	3.20%, 03/25/35, Series 2005-1, Class 1A2, FRN	4,953
46,312	3.40%, 03/25/24, Series 2003-R4, Class 1A2F, FRN (e)	46,377
9,249	4.13%, 05/25/33, Series 2003-21, Class A1, FRN	9,139
4,384	4.78%, 09/19/32, Series 2002-HYB2, Class M, VAR	4,307
	CS First Boston Mortgage Securities Corp.
184	3.56%, 09/15/13, Series 2001-FL2A, Class C, FRN (e) (m)	184
9,000	4.11%, 09/25/33, Series 2003-AR22, Class 2A3, VAR	8,913
8,720	4.12%, 10/25/33, Series 2003-AR24, Class 2A4, VAR	8,630
7,198	6.00%, 09/25/34, Series 2004-5, Class 1A8	7,255
696	6.14%, 02/25/32, Series 2002-AR2, Class 1B2, VAR	699
5,165	6.25%, 12/16/35, Series 2001-CK1, Class A2	5,396
1,024	FFCA Secured Lending Corp.
	3.83%, 09/18/25, Series 1999-1A, Class B2, FRN (e)	961
8,611	First Horizon Asset Securities, Inc.
	4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	8,648
	First Republic Mortgage Loan Trust
5,508	3.06%, 11/15/30, Series 2000-FRB2, Class A1, FRN	5,469
894	3.35%, 06/25/30, Series 2000-FRB1, Class B1, FRN	896
9,265	GSR Mortgage Loan Trust
	3.25%, 04/25/33, Series 2003-3F, Class 3A2, FRN	9,273
	Impac CMB Trust
2,948	3.13%, 08/25/32, Series 2002-2, Class A1, FRN	2,949
9,579	3.17%, 03/25/34, Series 2004-3, Class 3A, FRN	9,579
3,116	3.18%, 03/25/34, Series 2004-1, Class A1, FRN	3,125
1,198	3.22%, 07/25/32, Series 2002-5, Class A1, FRN	1,199
8,566	3.24%, 10/25/34, Series 2004-6, Class 1A2, FRN	8,557
1,558	3.30%, 03/25/34, Series 2004-1, Class A2, FRN	1,561
2,791	3.31%, 03/25/33, Series 2002-8, Class A, FRN	2,800
4,206	3.37%, 06/25/34, Series 2004-3, Class M2, FRN	4,219
5,910	3.50%, 12/25/33, Series 2003-12, Class M1, FRN	5,913
1,655	3.70%, 01/25/33, Series 2003-3, Class M1, FRN	1,663
8,218	Lehman Brothers Floating Rate Commercial Mortgage Trust
	3.70%, 12/14/14, Series 2003-LLFA, Class E, FRN (e)	8,261
	Mastr Adjustable Rate Mortgages Trust
1,867	3.24%, 03/25/34, Series 2004-2, Class 3A1, FRN	1,867

Principal Amount	Security Description	Value

9,474	3.29%, 08/25/34, Series 2004-7, Class 6A1, FRN	9,508
6,914	3.82%, 12/21/34, Series 2004-13, Class 2A1, FRN	6,839
18,020	4.28%, 10/25/33, Series 2003-5, Class 5A1, VAR	17,611
11,840	4.82%, 09/25/33, Series 2003-3, Class 3A3, VAR	11,751
	Mastr Asset Securitization Trust
19,653	4.50%, 12/25/13, Series 2003-12, Class 2A1	19,408
4,603	5.00%, 07/25/19, Series 2004-6, Class 4A1	4,562
7,783	Mastr Seasoned Securities Trust
	3.25%, 02/25/33, Series 2003-1, Class 3A2, FRN	7,798
	Mellon Residential Funding Corp.
3,500	3.66%, 08/15/32, Series 2002-TBC2, Class B1, FRN	3,521
7,187	3.69%, 11/15/31, Series 2001-TBC1, Class B1, FRN	7,313
1,209	3.81%, 09/15/30, Series 2002-TBC1, Class B1, FRN	1,218
604	4.21%, 09/15/30, Series 2002-TBC1, Class B2, FRN	606
1,261	Merrill Lynch Trust
	8.98%, 10/20/20, Series 47, Class Z	1,318
	MLCC Mortgage Investors, Inc.
23,093	3.18%, 08/25/34, Series 2004-D, Class A1, FRN	23,109
5,318	4.77%, 12/25/34, Series 2004-1, Class 2A3, VAR	5,278
	Morgan Stanley Capital I
5,000	4.34%, 06/13/41, Series 2003-T11, Class A2	4,927
1,760	7.70%, 11/15/28, Series 1996-WF1, Class A3, VAR (e)	1,782
	Morgan Stanley Dean Witter Capital I
5,508	4.20%, 03/25/33, Series 2003-HYB1, Class A4, FRN	5,490
3,307	4.25%, 03/25/33, Series 2003-HYB1, Class B1, FRN	3,299
	Morgan Stanley Mortgage Loan Trust
20,205	3.16%, 01/25/35, Series 2004-11AR, Class 1A2A, FRN	20,205
4,312	4.59%, 07/25/34, Series 2004-5AR, Class 3A3, VAR	4,240
6,000	4.59%, 07/25/34, Series 2004-5AR, Class 3A5, VAR	5,899
833	Nationslink Funding Corp.
	3.12%, 11/10/30, Series 1999-SL, Class A1V, FRN	836
	Nomura Asset Acceptance Corp.
9,257	3.30%, 02/25/35, Series 2004-R3, Class AF, FRN (e)	9,265
4,978	3.13%, 03/25/35, Series 2005-AR1, Class 2A1, FRN	4,979
3,332	3.23%, 08/25/34, Series 2004-AR1, Class 5A1, FRN	3,342
2,604	5.00%, 08/25/33, Series 2003-A3, Class A1, SUB	2,573
12,900	5.00%, 03/25/34, Series 2004-AP1, Class AIO, IO, VAR	326
18,626	5.15%, 03/25/06, Series 2003-A3, Class AIO, IO, VAR	708
14,157	6.50%, 03/25/34, Series 2004-R1, Class A1	14,666
	Residential Accredit Loans, Inc.
335	3.40%, 09/25/32, Series 2002-QS14, Class A8, FRN	335
8,414	5.00%, 03/25/19, Series 2004-QS3, Class CB	8,346
42	Salomon Brothers Mortgage Securities VII
	8.00%, 09/25/30, Series 2000-UP1, Class A2	43
197	Securitized Asset Sales, Inc.
	6.25%, 11/25/23, Series 1993-7, Class TA3	197
	Sequoia Mortgage Trust
6,822	3.65%, 07/20/33, Series 2003-3, Class A2, FRN	6,814
2,475	3.30%, 12/20/32, Series 11, Class A, FRN	2,487
3,621	3.30%, 01/20/33, Series 12, Class A, FRN	3,637
	Structured Asset Mortgage Investments, Inc.
3,994	3.20%, 03/19/34, Series 2004-AR1, Class 1A1, FRN	3,977
9,924	3.35%, 07/19/32, Series 2002-AR2, Class A3, FRN	10,007
	Structured Asset Securities Corp.
8,869	3.35%, 04/25/33, Series 2003-8, Class 2A9, FRN	8,869
3,827	3.91%, 01/25/06, Series 2004-4XS, Class AIO, IO, VAR	103
7,282	5.43%, 01/25/34, Series 2003-40A, Class 4A, VAR	7,266
28	8.00%, 05/25/31, Series 2001-8A, Class 1A1	29
8,625	Thornburg Mortgage Securities Trust
	3.19%, 06/25/44, Series 2004-2, Class A4, FRN	8,625
	Washington Mutual, Inc.
16,446	3.92%, 06/25/34, Series 2004-AR3, Class A1, VAR	16,101
5,000	3.93%, 04/25/33, Series 2003-AR3, Class A5, VAR	4,899
12,099	4.28%, 01/25/35, Series 2004-AR14, Class A1, VAR	11,870
4,924	4.38%, 12/25/32, Series 2002-AR15, Class A5, VAR	4,891
8,159	4.65%, 10/25/34, Series 2004-AR11, Class A, VAR	8,071
5,804	4.75%, 11/25/18, Series 2003-S12, Class 2A	5,702
	Wells Fargo Mortgage Backed Securities Trust
9,742	3.99%, 01/25/35, Series 2004-EE, Class 3A1, FRN	9,572
10,000	3.54%, 09/25/34, Series 2004-S, Class A4, FRN	9,801
7,213	4.50%, 11/25/33, Series 2003-K, Class 1A2, FRN	6,981
25,900	4.52%, 11/25/33, Series 2003-K, Class 2A2, FRN	25,473
4,193	4.53%, 06/25/34, Series 2004-H, Class A2, FRN	4,042
6,262	4.91%, 06/25/33, Series 2003-F, Class A1, FRN	6,160

Principal Amount	Security Description	Value

7,708	5.00%, 01/25/19, Series 2004-2, Class A1	7,640
9,602	5.00%, 07/25/19, Series 2004-7, Class 2A2	9,545
3,225	5.00%, 08/25/19, Series 2004-8, Class A1	3,221
346	Westpac Securitisation Trust
	3.05%, 05/19/30, Series 1999-1G, Class A, FRN	347

		699,749

	Total Collateralized Mortgage Obligations (Cost $1,150,230)	1,144,534

CORPORATE BONDS — 2.4%
Airlines — 0.3%
4,302	American Airlines, Inc.
	3.67%, 03/23/09, FRN	4,312
719	Delta Air Lines, Inc.
	3.45%, 01/25/08 Series 2003-S7, Class A4, FRN	721
495	United AirLines, Inc.
	7.78%, 07/01/15 (d)	452

		5,485

Capital Markets — 0.6%
1,000	Bear Stearns Cos, Inc.
	6.25%, 07/15/05	1,008
6,355	Lehman Brothers Holdings, Inc.
	5.06%, 02/17/15, Series 1, FRN	6,133
5,000	Merrill Lynch & Co., Inc.
	6.25%, 10/01/14 Merrill Lynch & Co., VAR	4,971
1,150	Morgan Stanley
	5.80%, 04/01/07	1,182

		13,294

Commercial Banks — 0.5%
3,000	Banponce Corp.
	6.75%, 12/15/05	3,050
	Popular North America, Inc.
4,000	4.25%, 04/01/08	3,973
1,250	6.13%, 10/15/06, Series E	1,284
1,195	UnionBanCal Corp.
	5.75%, 12/01/06	1,229

		9,536

Consumer Finance — 0.8%
1,000	Ford Motor Credit Co.
	3.10%, 07/18/05, FRN	998
	General Motors Acceptance Corp.
7,000	4.75%, 05/19/05, FRN	7,006
2,080	6.13%, 09/15/06	2,070
255	7.25%, 03/02/11	237
1,000	HSBC Finance Corp.
	7.88%, 03/01/07	1,065
5,335	Standard Credit Card Master Trust
	7.25%, 04/07/08, Series A (m)	5,514

		16,890

Electric Utilities — 0.1%
700	Appalachian Power Co.
	4.80%, 06/15/05, Series E	702
400	DTE Energy Co.
	7.05%, 06/01/11	443
400	Exelon Generation Co., LLC
	6.95%, 06/15/11	440

		1,585

Insurance — 0.0% (g)
400	MGIC Investment Corp.
	6.00%, 03/15/07	413

Media — 0.1%
2,000	Time Warner, Inc.
	5.63%, 05/01/05	2,004

	Total Corporate Bonds (Cost $49,250)	49,207

U.S. GOVERNMENT AGENCY MORTGAGES — 17.1%
	Federal Home Loan Mortgage Corp. Conventional Pools
72	3.20%, 07/01/30, ARM	72
68	3.27%, 02/01/19, ARM	68
142	3.26%, 03/01/18, ARM	144
240	3.29%, 08/01/18, ARM	242
27	3.47%, 12/01/21, ARM	27
158	3.54%, 06/01/26, ARM (m)	162
69	3.63%, 06/01/18, ARM	69

Principal Amount	Security Description	Value

207	3.65%, 01/01/21, ARM	208
2,860	3.84%, 01/01/23, ARM (m)	2,935
14	3.85%, 01/01/20, ARM	14
213	3.87%, 11/01/18, ARM	217
726	3.88%, 07/01/19, ARM	748
232	3.94%, 11/01/27, ARM	237
2,539	3.98%, 07/01/30, ARM	2,632
1,661	3.99%, 06/01/22 - 12/01/27, ARM (m)	1,708
449	4.00%, 04/01/30, ARM	462
7,586	4.01%, 04/01/32, ARM	7,852
267	4.10%, 08/01/19, ARM	272
705	4.11%, 01/01/27, ARM	724
822	4.15%, 04/01/24 - 07/01/28, ARM	843
34	4.16%, 02/01/19 - 11/01/28, ARM	35
1,009	4.18%, 12/01/26, ARM	1,034
836	4.19%, 08/01/27, ARM	852
579	4.20%, 01/01/30, ARM	588
3,247	4.22%, 01/01/23, ARM	3,340
642	4.24%, 10/01/29, ARM	655
1,219	4.25%, 12/01/26, ARM	1,255
108	4.26%, 12/01/29, ARM	111
499	4.27%, 05/01/18, ARM	511
2,954	4.37%, 06/01/30, ARM	3,027
108	4.40%, 06/01/25, ARM	112
589	4.42%, 02/01/23, ARM	607
	Federal Home Loan Mortgage Corp. Gold Pools
9,892	5.00%, 09/01/12	9,915
10,261	5.50%, 09/01/12 - 10/01/12	10,481
2,936	6.00%, 11/01/08 - 04/01/17 (m)	3,021
12,312	6.50%, 09/01/10 - 04/01/32 (m)	12,845
1,712	7.00%, 04/01/09 - 08/01/11 (m)	1,776
642	7.50%, 08/01/09 - 05/01/28	668
1,192	8.00%, 12/01/09 - 06/01/17	1,257
259	8.50%, 07/01/28	282
137	9.00%, 02/01/25	151
	Federal National Mortgage Association Conventional Pools
212	3.13%, 06/01/17 - 06/01/20, ARM	217
191	3.14%, 06/01/29, ARM	194
467	3.17%, 04/01/19 - 03/01/33, ARM	473
111	3.25%, 09/01/17, ARM	112
169	3.29%, 10/01/16, ARM	171
24	3.35%, 07/01/27, ARM	24
1,062	3.38%, 09/01/26 - 08/01/31, ARM	1,077
203	3.43%, 07/01/17 - 07/01/19, ARM	205
335	3.44%, 07/01/17, ARM	343
306	3.47%, 07/01/30, ARM (m)	317
256	3.48%, 03/01/18, ARM	261
275	3.51%, 09/01/14, ARM	278
195	3.54%, 08/01/18 - 04/01/24, ARM	197
77	3.69%, 06/01/18, ARM	80
350	3.71%, 10/01/14, ARM	354
374	3.73%, 12/01/20, ARM	381
1,717	3.78%, 11/01/18, ARM	1,755
340	3.82%, 04/01/21, ARM	347
312	3.84%, 05/01/18, ARM	319
306	3.86%, 11/01/28, ARM	312
224	3.89%, 08/01/19, ARM	227
132	3.90%, 07/01/30, ARM	136
240	3.92%, 11/01/23, ARM	246
702	3.95%, 11/01/16 - 01/01/29, ARM	718
695	3.98%, 06/01/15 - 11/01/18, ARM	704
667	4.00%, 10/01/15 - 08/01/19, ARM (m)	676
12,439	4.02%, 05/01/33, ARM	12,793
105	4.04%, 05/01/09, ARM	106
307	4.07%, 06/01/26, ARM	318
1,741	4.08%, 08/01/26, ARM	1,800
1,124	4.10%, 07/01/27 - 01/01/31, ARM (m)	1,151
67	4.12%, 06/01/09, ARM	68
2,701	4.14%, 09/01/19 - 11/01/21, ARM	2,705
995	4.15%, 07/01/20, ARM (m)	1,009
110	4.17%, 05/01/29, ARM	113
18,406	4.24%, 04/01/33, ARM	18,364
30	4.25%, 03/01/17, ARM	30
284	4.26%, 03/01/38, ARM	292

Principal Amount	Security Description	Value

273	4.29%, 11/01/29 - 03/01/23, ARM	280
676	4.30%, 03/01/29, ARM	696
44	4.34%, 12/01/26, ARM	46
51	4.40%, 07/01/25, ARM	52
1,153	4.41%, 12/01/28, ARM	1,172
61,600	4.50%, 01/01/13 - 03/01/19	61,071
93	4.55%, 01/01/28, ARM	95
3,460	4.61%, 05/01/35, ARM	3,541
19	4.83%, 02/01/31, ARM	20
567	4.91%, 11/01/30, ARM	584
27,663	5.00%, 11/01/12 - 11/01/13	27,792
1,994	5.02%, 04/01/30 - 02/01/34, ARM	1,988
1,249	5.07%, 03/01/15, ARM	1,260
169	5.17%, 05/01/20, ARM	171
289	5.22%, 04/01/19, ARM	287
50	5.33%, 01/01/16, ARM	50
59,471	5.50%, 01/01/12 - 11/01/34	59,899
5,863	5.72%, 08/01/15, ARM	5,987
10	5.75%, 09/01/06	10
103	5.93%, 05/01/31, ARM	106
13,608	6.00%, 07/01/09 - 08/01/34	14,005
354	6.00%, 01/01/20, ARM	359
902	6.21%, 05/01/31, ARM	902
1,745	6.50%, 09/01/08 - 11/01/31 (m)	1,814
10,207	7.00%, 01/01/08 - 03/01/27	10,730
266	7.25%, 09/01/22	285
1,021	7.50%, 08/01/10 - 10/01/30	1,081
61	7.78%, 05/01/30, ARM	62
1,953	8.00%, 09/01/12 - 11/01/27	2,071
756	8.50%, 11/01/14 - 10/01/24	809
249	9.00%, 08/01/21 - 08/01/25	272
174	12.00%, 11/01/30	200
	Government National Mortgage Association Various Pools
742	3.25%, 03/20/28, ARM	749
12,123	3.38%, 01/20/16 - 05/20/28, ARM	12,313
353	3.50%, 02/20/18 - 04/20/32, ARM	358
7,359	3.75%, 07/20/17 - 09/20/27, ARM (m)	7,446
236	4.00%, 01/20/16 - 08/20/19, ARM	237
5,741	4.13%, 12/20/16 - 12/20/27 FRN	5,839
32	4.25%, 08/20/18, ARM	33
21	5.00%, 07/20/15, ARM	21
305	7.00%, 06/15/24	324
494	7.25%, 08/20/22 - 03/20/23	528
530	7.40%, 10/20/21 - 03/20/22	569
102	7.50%, 10/20/23	110
274	7.85%, 12/20/20 - 12/20/21	293
555	8.00%, 07/20/25 - 10/15/27	597
148	9.00%, 11/15/24	162
1,282	9.50%, 07/15/25	1,421

	Total U.S. Government Agency Mortgages (Cost $350,937)	349,729

U.S. Government Agency Securities — 0.2%
5,000	Federal National Mortgage Association
	4.40%, 02/17/09 (Cost $5,000)	5,000

	Shares
SHORT-TERM INVESTMENTS — 3.1%
Investment Companies — 3.1%
64,065	JPMorgan Liquid Assets Money Market Fund (b) (Amortized Cost $64,065)	64,065

Total Investments — 100.4%		2,060,735
(Cost/Amortized Cost $2,065,309)
Other assets and liabilities — (0.4)%		(8,978)

Net Assets — 100.0%		$2,051,757

ARM	Adjustable Rate Mortgage
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
IO	Interest Only
IF	Inverse Floaters
HB	HB High Coupon Bonds (a.k.a. ‘IOettes‘) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

PO	Principal Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(d)	Defaulted Security.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,085
Aggregate gross unrealized depreciation	(14,659)

Net unrealized appreciation/depreciation	$(4,574)

Federal income tax cost of investments	$2,065,309

JPMorgan Short Duration Bond Fund (One Group Short-Term Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

ASSET BACKED SECURITIES — 6.9%
	Advanta Mortgage Loan Trust
$258	6.82%, 05/25/29, Series 1999-2, Class A6	$263
487	7.72%, 03/25/15, Series 2000-2, Class A6, SUB	506
31	7.75%, 10/25/26, Series 1999-3, Class A4	32
	American Express Credit Account Master Trust
100	2.95%, 04/15/08, Series 2000-5, Class A, FRN	100
1,300	5.53%, 10/15/08, Series 2001-2, Class A	1,321
	AmeriCredit Automobile Receivables Trust
150	3.55%, 02/12/09, Series 2002-C, Class A4	149
53	4.23%, 10/06/06, Series 2002-1, Class A3	53
4,771	4.41%, 11/12/08, Series 2001-D, Class A4	4,795
598	4.46%, 04/12/09, Series 2002-B, Class A4	600
902	4.61%, 01/12/09, Series 2002-A, Class A4	908
	Amortizing Residential Collateral Trust
500	3.60%, 08/25/32, Series 2002-BC6, Class M1, FRN	505
	Bayview Financial Acquisition Trust
208	3.60%, 05/25/32, Series 2002-CA, Class M1, FRN (e)	209
	BMW Vehicle Owner Trust
253	1.94%, 02/25/07, Series 2003-A, Class A3	252
	Capital Auto Receivables Asset Trust
1,550	2.75%, 04/16/07, Series 2003-1, Class A3A	1,540
38	4.18%, 10/15/07, Series 2002-2, Class CTFS	38
	Capital One Master Trust
300	4.55%, 02/15/08, Series 2002-3A, Class B	300
1,225	4.60%, 08/17/09, Series 2001-8A, Class A	1,234
1,000	5.30%, 06/15/09, Series 2001-5, Class A	1,017
1,105	6.31%, 06/15/11, Series 1998-1, Class A	1,164
925	7.35%, 08/15/08, Series 2000-2, Class B	932
	Capital One Multi-Asset Execution Trust
326	3.50%, 02/17/09, Series 2003-B2, Class B2	324
45	4.32%, 04/15/09, Series 2003-C2, Class C2	45
	Chase Credit Card Master Trust
104	2.93%, 09/15/08, Series 2001-2, Class A, FRN	104
1,000	3.91%, 04/15/08, Series 2003-1, Class C, FRN	1,006
	Chase Funding Loan Acquisition Trust
245	3.53%, 01/25/32, Series 2002-C1, Class IIM1, FRN	245
	Chase Funding Mortgage Loan Asset-Backed Certificates
129	4.88%, 08/25/28, Series 2002-2, Class 1A4	129
	Chase Manhattan Auto Owner Trust
105	4.17%, 09/15/08, Series 2002-A, Class CTFS	105
	Chemical Master Credit Card Trust I
200	5.98%, 09/15/08, Series 1996-2, Class A	203
	CIT Rv Trust
5,000	6.29%, 01/15/17, Series 1998-A, Class B	5,103
	Citibank Credit Card Issuance Trust
4,000	2.50%, 04/07/08, Series 2003-A5, Class A5	3,946
820	2.55%, 01/20/09, Series 2004-A1, Class A1	798
80	3.42%, 06/25/09, Series 2002-B1, Class B1, FRN	80
120	3.76%, 02/09/09, Series 2002-C1, Class C1, FRN	122
50	4.15%, 12/15/09, Series 2002-C3, Class C3, FRN	51
3,000	4.95%, 02/09/09, Series 2002-A1, Class A1	3,043
410	6.65%, 05/15/08, Series 2001-C3, Class C3	422
700	6.90%, 10/15/07, Series 2000-A1, Class A1	712
225	7.05%, 09/17/07, Series 2000-B1, Class B1	229
860	7.45%, 09/15/07, Series 2000-C1, Class C1	876
	Citibank Credit Card Master Trust I
1,500	6.10%, 05/15/08, Series 1999-5, Class A	1,536
285	6.15%, 03/10/11, Series 1999-2, Class B	301
856	6.30%, 05/15/08, Series 1999-5, Class B	877
	CNH Equipment Trust
2,800	2.47%, 01/15/08, Series 2003-B, Class A3B	2,773
	Community Program Loan Trust
1,935	4.50%, 10/01/18, Series 1987-A, Class A4	1,930

Principal Amount	Security Description	Value

	CS First Boston Mortgage Securities Corp.
335	5.51%, 08/25/32, Series 2002-HE4, Class AF	339
	Daimler Chrysler Auto Trust
175	3.09%, 01/08/08, Series 2002-C, Class A4	174
127	3.53%, 12/06/07, Series 2002-B, Class A4	127
	Discover Card Master Trust I
425	5.15%, 10/15/09, Series 2002-2, Class A	433
200	6.05%, 08/18/08, Series 1996-3, Class A	204
300	6.35%, 07/15/08, Series 2000-9, Class A	306
	Equity One ABS, Inc.
95	5.52%, 08/25/32, Series 2002-1, Class AF2, SUB	95
	Federal Home Loan Mortgage Corp., Structured Pass Through Securities
551	7.49%, 09/25/29, Series T-20, Class A6, SUB	562
	Fleet Credit Card Master Trust II
985	2.40%, 07/15/08, Series 2003-A, Class A	975
490	5.60%, 12/15/08, Series 2001-B, Class A	499
6,900	7.02%, 02/15/08, Series 2000-C, Class A	6,997
	Ford Credit Auto Owner Trust
3,000	2.93%, 03/15/08, Series 2004-A, Class A3	2,961
850	3.56%, 02/15/07, Series 2002-D, Class B	847
147	4.22%, 12/15/06, Series 2002-C, Class B	147
700	4.79%, 11/15/06, Series 2002-A, Class B	703
400	4.81%, 03/15/07, Series 2002-C, Class C	402
	Harley-Davidson Motorcycle Trust
82	4.50%, 01/15/10, Series 2002-1, Class A2	82
	Heller Equipment Asset Receivables Trust
8	6.79%, 03/14/07, Series 1999-2, Class A4	8
	Household Automotive Trust
2,010	5.39%, 08/17/08, Series 2001-2, Class A4	2,027
	Household Private Label Credit Card Master Note Trust I
260	5.50%, 01/18/11, Series 2002-1, Class A	266
	MBNA Credit Card Master Note Trust
40	3.30%, 07/15/10, Series 2003-A1, Class A1	39
215	3.86%, 10/15/08, Series 2001-C1, Class C1, FRN	217
655	4.05%, 01/15/08, Series 2002-C5, Class C5	657
1,000	4.51%, 06/15/12, Series 2003-C1, Class C1, FRN	1,063
130	5.15%, 07/15/09, Series 2002-B1, Class B1	132
770	5.75%, 10/15/08, Series 2001-A1, Class A1	786
575	6.55%, 12/15/08, Series 2001-C3, Class C3	593
85	6.80%, 07/15/14, Series 2002-C1, Class C1	92
	MBNA Master Credit Card Trust USA
167	3.01%, 09/15/09, Series 2000-D, Class A, FRN	168
345	6.50%, 11/17/08, Series 1999-D, Class B	355
65	6.65%, 08/15/11, Series 1999-B, Class C (e)	69
100	7.65%, 01/15/08, Series 2000-I, Class C (e)	102
1,000	8.40%, 09/15/09, Series 2000-D, Class C (e)	1,076
	Nissan Auto Receivables Owner Trust
104	1.89%, 12/15/06, Series 2003-A, Class A3	104
	Onyx Acceptance Grantor Trust
1,000	3.09%, 09/15/08, Series 2004-B, Class A3	991
308	4.60%, 10/15/08, Series 2002-A, Class A4	310
	PNC Student Loan Trust I
152	6.73%, 01/25/07, Series 1997-2, Class A7	155
	Prime Credit Card Master Trust
1,750	6.70%, 10/15/09, Series 2000-1, Class A	1,783
	Providian Gateway Master Trust
2,000	3.51%, 06/15/09, Series 2002-B, Class A, FRN (e)	2,010
	Residential Asset Mortgage Products, Inc.
231	6.29%, 10/25/31, Series 2001-RS3, Class AI4, SUB	232
	Residential Asset Securities Corp.
280	3.09%, 12/25/31, Series 2000-KS5, Class AII, FRN	280
159	6.35%, 03/25/32, Series 2001-KS1, Class AI6	162
341	7.81%, 07/25/31, Series 2000-KS3, Class AI6	348
3	7.89%, 10/25/28, Series 2000-KS2, Class AI4	3
	Residential Funding Mortgage Securities II
199	8.29%, 02/25/25, Series 2000-HI1, Class AI7, SUB	202
	Sears Credit Account Master Trust
500	6.75%, 09/16/09, Series 2000-2, Class A	507
	SSB Auto Loan Trust
210	2.89%, 02/15/09, Series 2002-1, Class A4	209

Principal Amount	Security Description	Value

	Standard Credit Card Master Trust
500	6.55%, 10/07/07, Series 1995-9, Class A	508
50	6.65%, 10/07/07, Series 1995-9, Class B	51
390	7.25%, 04/07/08, Series A	403
	Union Acceptance Corp.
34	6.89%, 04/09/07, Series 2000-D, Class A4, SUB	34
3,000	8.25%, 07/08/08, Series 2000-D, Class B, SUB	2,997
	Vanderbilt Mortgage Finance
128	7.42%, 02/07/12, Series 1996-A, Class A5	132
	WFS Financial Owner Trust
8,000	2.41%, 12/20/10, Series 2003-2, Class A4	7,844
1,277	3.15%, 05/20/11, Series 2003-4, Class A4	1,260
10	3.81%, 02/20/07, Series 2002-2, Class A3	10
160	4.87%, 09/20/09, Series 2002-1, Class A4A	161

	Total Asset Backed Securities
	(Cost $85,274)	85,077

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
Agency CMO — 5.1%
	Federal Home Loan Mortgage Corp.
32	Zero Coupon, 08/15/07, Series 1338, Class Q, PO	32
60	2.73%, 11/15/22, Series 1424, Class F, FRN	59
207	2.98%, 11/15/07, Series 1417, Class FA, FRN	204
207	3.76%, 12/15/13, Series 1641, Class FA, FRN	211
182	4.00%, 01/15/15, Series 2668, Class AD	181
12	4.50%, 09/15/21, Series 159, Class H	12
446	5.00%, 06/15/18, Series 2512, Class PX	448
149	5.50%, 07/15/14, Series 2497, Class GD	149
342	5.50%, 05/15/15, Series 2497, Class UG	343
76	5.50%, 11/15/15, Series 2496, Class B	76
9	6.00%, 04/15/08, Series 1601, Class PH	9
431	6.00%, 08/15/08, Series 1565, Class G	441
835	6.00%, 11/15/08, Series 1606, Class H	853
528	6.00%, 11/15/08, Series 1612, Class PH	540
1,006	6.00%, 12/15/08, Series 1626, Class PT	1,031
167	6.00%, 12/15/08, Series 1693, Class H	169
2,130	6.00%, 12/15/13, Series 1688, Class J	2,175
321	6.00%, 11/15/22, Series 1673, Class H	326
301	6.25%, 04/15/22, Series 1610, Class PM	303
68	6.25%, 11/15/22, Series 1614, Class J	69
1,000	6.50%, 05/15/08, Series 1539, Class PL	1,016
76	6.50%, 09/15/08, Series 1580, ClassP	78
2	6.50%, 09/15/08, Series 1587, Class M	2
136	6.50%, 10/15/08, Series 1655, Class HB	137
679	6.50%, 03/15/09, Series 1701, Class PH	700
64	6.50%, 04/15/11, Series 1838, Class H	65
591	6.50%, 06/15/12, Series 2353, Class VA	596
60	6.50%, 03/15/21, Series 1056, Class KZ	60
18	6.50%, 10/15/21, Series 189, Class D	18
84	6.50%, 11/15/21, Series 1173, Class E	84
88	6.75%, 01/15/09, Series 1659, Class TZ	90
227	7.00%, 03/15/07, Series 1211, Class L	227
37	7.00%, 03/15/07, Series 1221, Class I	37
1,315	7.00%, 12/15/07, Series 1445, Class L	1,343
479	7.00%, 04/15/13, Series 1702, Class TJ	500
22	7.00%, 03/15/21, Series 1053, Class G	22
112	7.00%, 10/15/21, Series 1142, Class IA	112
17	7.00%, 11/15/21, Series 1169, Class G	17
30	7.50%, 11/15/06, Series 1170, Class H	30
96	7.50%, 02/15/07, Series 1204, Class H	96
2,284	7.50%, 08/15/18, Series 2780, Class YP	2,453
1,007	7.50%, 03/15/23, Series 1480, Class LZ	1,048
37	8.00%, 07/15/06, Series 1114, Class E	37
1,186	8.00%, 07/15/07, Series 1314, Class L	1,189
180	8.00%, 08/15/22, Series 1343, Class LA	187
22	8.13%, 11/15/20, Series 81, Class A	22
119	8.25%, 08/15/21, Series 1125, Class Z	119
27	8.50%, 05/15/21, Series 1074, Class H	27
34	8.50%, 06/15/21, Series 1087, Class I	35
625	8.50%, 09/15/24, Series 1754, Class Z	650

Principal Amount		Security Description	Value

1,414		8.50%, 04/15/25, Series 1779, Class Z	1,454
70		8.60%, 01/15/21, Series 85, Class C	70
27		8.61%, 05/15/08, Series 1515, Class SA, IF	28
37		9.00%, 10/15/20, Series 1807, Class G	39
96		9.00%, 05/15/21, Series 1082, Class C	96
47		9.25%, 11/15/19, Series 12, Class A	47
75		9.30%, 03/15/19, Series 2, Class Z	82
89		9.50%, 02/15/20, Series 26, Class F	89
75		9.50%, 01/15/21, Series 99, Class Z	75
162		9.60%, 04/15/20, Series 23, Class F	162
113		9.90%, 10/15/19, Series 17, Class I	113
90		10.00%, 10/15/19, Series 16, Class D	90
97		10.03%, 10/15/07, Series 1386, Class E, IF	99
611		10.88%, 07/15/08, Series 1550, Class SC, IF	639
48		11.06%, 08/15/08, Series 1575, Class SA, IF	49
165		11.34%, 10/15/07, Series 1389, Class PS, IF	171
43		11.88%, 11/15/08, Series 1604, Class MB, IF	46
42		12.19%, 12/15/08, Series 1625, Class SG, IF	44
38		12.49%, 11/15/08, Series 1612, Class SD, IF	41
—	(h)	1,066.21%, 02/15/21, Series 1045, Class G, IO, HB	—	(h)
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association
638		7.50%, 09/20/26, Series 56, Class Z	667
2,132		8.00%, 04/25/24, Series 31, Class Z	2,298
		Federal National Mortgage Association
49		Zero Coupon, 10/25/07, Series 1995-23, Class OB, PO	47
15		Zero Coupon, 05/25/22, Series 1992-96, Class B, PO	13
209		Zero Coupon, 09/25/23, Series 1993-235, Class G, PO	179
19		Zero Coupon, 11/25/23, Series 1993-225, Class MC, PO	18
268		Zero Coupon, 03/25/28, Series 2001-4, Class EP, PO	261
53		3.08%, 10/25/08, Series 1993-196, Class FA, FRN	52
7		4.00%, 02/25/09, Series 1997-67, Class GA	7
35		4.50%, 02/25/20, Series 1990-12, Class G	35
1,507		5.50%, 11/25/12, Series 2001-69, Class VA	1,535
49		5.95%, 06/25/06, Series 1993-204, Class VD	49
1,642		6.00%, 08/25/08, Series 1993-154, Class H	1,681
342		6.00%, 03/25/09, Series 1994-33, Class H	351
500		6.00%, 11/25/13, Series 1993-220, Class PJ	521
276		6.00%, 10/25/15, Series 2001-7, Class PQ	280
108		6.25%, 07/25/08, Series 1993-170, Class K	109
192		6.25%, 01/25/09, Series 1994-12, Class C	195
118		6.50%, 12/25/07, Series 1993-10, Class PH	119
498		6.50%, 05/25/08, Series 1993-71, Class PH	510
664		6.50%, 06/25/08, Series 1993-78, Class H	682
4,091		6.50%, 08/25/08, Series 1993-129, Class H	4,206
560		6.50%, 08/25/08, Series 1993-134, Class H	581
3,310		6.50%, 09/25/08, Series 1995-13, Class D	3,403
288		6.50%, 10/25/08, Series 1995-13, Class K	295
2,867		6.50%, 01/25/09, Series 1994-7, Class PG	2,951
56		6.50%, 02/25/09, Series 1994-20, Class Z	58
300		6.50%, 03/25/09, Series 1994-32, Class Z	307
17		6.50%, 07/18/12, Series 1997-46, Class PN	18
114		6.50%, 03/25/13, Series 1993-140, Class H	115
34		6.50%, 04/25/13, Series 1999-19, Class TD	34
905		6.50%, 06/25/13, Series 1994-1, Class K	916
26		6.50%, 06/25/23, Series 1994-41, Class PJ	26
148		6.90%, 06/25/19, Series 1989-27, Class Y	152
1,829		6.90%, 11/25/23, Series 1994-62, Class PH	1,879
1,000		7.00%, 05/25/08, Series 1993-68, Class PL	1,035
674		7.00%, 06/25/08, Series 1993-101, Class PJ	695
1,510		7.00%, 07/25/12, Series 2001-61, Class VA	1,561
33		7.00%, 09/25/19, Series 1989-66, Class J	35
134		7.00%, 05/25/20, Series 1990-58, Class J	140
136		7.00%, 06/25/20, Series 1990-61, Class H	143
26		7.00%, 09/25/20, Series 1990-109, Class J	26
41		7.00%, 10/25/20, Series 1990-123, Class G	43
43		7.00%, 11/25/20, Series 1990-132, Class Z	45
13		7.00%, 05/25/21, Series 1991-53, Class J	14
55		7.00%, 07/25/22, Series G92-40, Class ZC	57
53		7.00%, 02/18/27, Series 1997-55, Class B	55
72		7.50%, 03/25/07, Series 1992-18, Class HC	73

Principal Amount	Security Description	Value

475	7.50%, 03/18/12, Series 1997-42, Class PB	481
82	7.50%, 10/25/21, Series G-41, Class PT	86
109	7.50%, 07/25/22, Series G92-35, Class E	114
1,084	7.50%, 08/25/22, Series 1992-138, Class G	1,111
121	7.50%, 09/25/22, Series G92-54, Class ZQ	128
88	8.00%, 07/25/06, Series 1991-72, Class G	90
446	8.00%, 05/25/07, Series 1992-68, Class M	459
30	8.00%, 12/25/16, Series G-22, Class ZT	32
25	8.00%, 10/25/19, Series 1989-70, Class G	27
557	8.00%, 07/25/22, Series G92-44, Class ZQ	598
25	8.16%, 10/25/08, Series 1993-192, Class SC, IF	26
35	8.40%, 08/25/19, Series 1989-54, Class E	37
58	8.50%, 09/25/06, Series 1991-114, Class C	59
47	8.50%, 01/25/20, Series 1990-7, Class B	51
73	8.50%, 09/25/20, Series 1990-106, Class J	78
55	8.50%, 05/25/21, Series G-11, Class Z	60
857	8.50%, 04/25/22, Series 1992-81, Class ZB	898
88	8.75%, 09/25/20, Series 1990-111, Class Z	92
40	8.80%, 01/25/19, Series 1989-2, Class D	43
39	8.95%, 10/25/20, Series 1990-117, Class E	43
59	9.00%, 06/25/18, Series 1988-15, Class A	63
77	9.00%, 11/25/19, Series 1989-89, Class H	84
41	9.00%, 12/25/19, Series 1989-96, Class H	44
1,559	9.00%, 12/25/20, Series 1990-137, Class X	1,731
171	9.00%, 09/25/21, Series 1991-130, Class C	185
57	9.25%, 04/25/18, Series 1988-7, Class Z	61
67	9.30%, 05/25/18, Series 1988-13, Class C	73
610	9.35%, 10/25/19, Series 1989-72, Class E	668
73	9.50%, 06/25/18, Series 1988-16, Class B	79
991	9.75%, 02/25/20, Series 1990-19, Class G	1,083
25	10.29%, 12/25/08, Series 1993-231, Class SB, IF	26
1	10.70%, 12/25/08, Series 1993-233, Class SC, IF	1
27	12.82%, 09/25/23, Series 1993-165, Class SN, IF	28
	Federal National Mortgage Association STRIPS
912	Zero Coupon, 03/25/20, Series 108, Class 1, PO	824
41	6.00%, 05/01/09, Series B, Class 1	41
156	6.00%, 02/01/13, Series 25, Class 1	158
11	9.00%, 02/01/23, Series 268, Class 2, IO	2
21	Federal National Mortgage Association Whole Loan
	9.00%, 04/25/25, Series 1995-W3, Class A	23
	Government National Mortgage Association
2,257	6.00%, 12/20/14, Series 2002-71, Class VJ	2,295
444	7.50%, 09/20/27, Series 1997-12, Class D	455
79	Vendee Mortgage Trust
	9.78%, 03/15/21, Series 1994-3C, Class 3	86

		63,057

Non-Agency CMO — 0.5%
654	ABN Ambro Mortgage Corp.
	4.50%, 07/25/18, Series 2003-7, Class A3	636
800	Bear Stearns Commercial Mortgage Securities
	3.70%, 02/13/46, Series 2004-T16, Class A2	781
	Citicorp Mortgage Securities, Inc.
42	5.75%, 06/25/09, Series 1994-9, Class A8	41
208	6.50%, 02/25/24, Series 1994-3, Class A4	211
84	7.50%, 04/25/25, Series 1995-2, Class A7	84
410	Commercial Mortgage Acceptance Corp.
	6.03%, 09/15/30, Series 1998-C2, Class A2	425
164	Impac CMB Trust
	3.70%, 01/25/33, Series 2003-3, Class M1, FRN	165
45	Kidder Peabody Mortgage Assets Trust
	6.50%, 02/22/17, Series A, Class A1	46
3,092	MASTR Asset Securitization Trust
	5.00%, 05/25/18, Series 2003-4, Class 2A2	3,122
27	Merrill Lynch Trust
	9.00%, 08/20/20, Series 44, Class G	28
	Paine Webber CMO Trust
9	8.80%, 05/01/18, Series J, Class 3	9
40	8.95%, 07/01/18, Series L, Class 4	43
1,000	Residential Accredit Loans, Inc.
	4.00%, 07/25/33, Series 2003-QR24, Class A7	945

Principal Amount	Security Description	Value

42	Salomon Brothers Mortgage Securities VII
	8.00%, 09/25/30, Series 2000-UP1, Class A2	43
24	Structured Mortgage Asset Residential Trust
	7.60%, 03/25/09, Series 1993-2A, Class AE	25

		6,604

	Total Collateralized Mortgage Obligations
	(Cost $68,347)	69,661

CORPORATE BONDS — 26.2%
Airlines — 0.3%
782	American Airlines, Inc.
	3.67%, 03/23/09, FRN	784
1,419	Southwest Airlines Co.
	5.10%, 05/01/06, Series 2001-1	1,436
1,713	United AirLines, Inc.
	6.20%, 09/01/08 (d)	1,592

		3,812

Automobiles — 0.4%
570	American Honda Finance Corp.
	3.85%, 11/06/08 (e)	557
4,000	Daimler Chrysler NA Holdings Corp.
	4.05%, 06/04/08	3,885

		4,442

Capital Markets — 4.4%
	Bear Stearns Cos., Inc. (The)
5,000	3.00%, 03/30/06	4,953
2,975	4.00%, 01/31/08	2,937
610	6.75%, 12/15/07	646
600	7.00%, 03/01/07	630
480	Citigroup Global Markets Holdings, Inc.
	6.25%, 06/15/05	483
	Credit Suisse First Boston USA, Inc.
1,115	4.70%, 06/01/09	1,114
5,800	7.75%, 05/15/06 (e)	6,034
551	Donaldson Lufkin & Jenrette, Inc.
	6.90%, 10/01/07	582
	Goldman Sachs Group LP
2,700	6.75%, 02/15/06 (e)	2,766
1,100	7.20%, 03/01/07(e)	1,157
	Goldman Sachs Group, Inc.
2,000	3.88%, 01/15/09	1,948
500	6.50%, 02/25/09, Series A (e)	530
2,000	6.65%, 05/15/09	2,146
	Lehman Brothers Holdings, Inc.
1,385	6.63%, 02/05/06	1,415
1,000	8.25%, 06/15/07	1,083
941	8.50%, 05/01/07	1,021
	Lehman Brothers, Inc.
1,000	6.63%, 02/15/08	1,055
4,920	7.38%, 01/15/07	5,189
1,267	7.63%, 06/01/06	1,316
	Merrill Lynch & Co., Inc.
244	6.25%, 01/15/06	248
1,058	7.00%, 03/15/06	1,086
2,000	7.01%, 04/10/06	2,059
2,058	8.00%, 06/01/07, Class B	2,219
	Morgan Stanley
2,850	5.80%, 04/01/07	2,930
1,110	6.30%, 01/15/06	1,132
	Morgan Stanley Group, Inc.
515	6.88%, 03/01/07	542
1,500	8.33%, 01/15/07	1,605
	National Rural Utilities Cooperative Finance Corp.
465	3.25%, 10/01/07	452
645	6.00%, 05/15/06	659
1,000	7.30%, 09/15/06	1,043
	TIAA Global Markets
450	4.13%, 11/15/07 (e)	448
2,495	5.00%, 03/01/07 (e)	2,531

		53,959

Principal Amount	Security Description	Value

Commercial Banks — 5.3%
	Bank of America Corp.
2,400	6.50%, 03/15/06	2,458
235	7.13%, 04/30/06, Class E	242
	BankAmerica Corp.
2,926	6.20%, 02/15/06	2,982
685	6.63%, 08/01/07	718
362	6.63%, 10/15/07	381
477	7.13%, 05/01/06	492
1,790	7.13%, 03/01/09	1,948
7,045	7.20%, 04/15/06	7,253
103	Bankers Trust Corp.
	6.70%, 10/01/07, Series A	109
2,300	Banponce Corp.
	6.75%, 12/15/05	2,339
	Bayerische Landesbank
1,000	2.50%, 03/30/06	986
1,050	5.88%, 12/01/08	1,101
500	BB&T Corp.
	7.25%, 06/15/07	530
1,000	First Bank National Association
	7.30%, 08/15/05, SUB	1,012
	FleetBoston Financial Corp.
470	6.50%, 03/15/08	496
1,930	7.13%, 04/15/06	1,990
501	7.25%, 09/15/05	509
250	8.63%, 01/15/07	269
700	HBOS plc
	3.13%, 01/12/07 (e)	687
540	Heller Financial, Inc.
	6.38%, 03/15/06	552
660	HSBC USA, Inc.
	7.00%, 11/01/06	689
1,500	KEY Bank NA
	7.13%, 08/15/06	1,558
2,000	KEY Bank NA
	7.13%, 08/15/06, Series 1	2,078
1,465	KEY Bank USA NA
	7.55%, 09/15/06	1,533
	Keycorp
3,850	3.05%, 11/22/06, Series G	3,782
860	6.75%, 03/15/06	881
1,000	7.50%, 06/15/06	1,039
1,380	Marshall & Ilsley Corp.
	5.75%, 09/01/06, Series E	1,415
300	Mellon Bank N.A.
	7.00%, 03/15/06	308
1,155	Mercantile Bancorp.
	7.30%, 06/15/07	1,226
540	National City Bank of Indiana
	2.38%, 08/15/06	528
2,800	Royal Bank of Canada
	3.88%, 05/04/09	2,740
750	Sovran Financial Corp.
	9.25%, 06/15/06	790
	Suntrust Bank
520	2.50%, 11/01/06	508
2,250	7.25%, 09/15/06	2,348
3,000	U.S. Bank NA
	3.70%, 08/01/07	2,967
	Wachovia Corp.
2,665	6.88%, 09/15/05	2,704
4,766	7.50%, 07/15/06	4,969
	Wells Fargo & Co.
2,000	6.88%, 08/08/06, Series G	2,075
3,921	7.13%, 08/15/06	4,091

		65,283

Commercial Services & Supplies — 0.0% (g)
200	RR Donnelley & Sons Co.
	6.56%, 07/05/05, Series C	201

Principal Amount	Security Description	Value

Computers & Peripherals — 0.0% (g)
500	Hewlett-Packard Co.
	7.15%, 06/15/05	504

Consumer Finance — 2.9%
320	American Express Credit Corp.
	7.45%, 08/10/05, SUB	325
	American General Finance Corp.
120	3.00%, 11/15/06, Series H	118
500	4.50%, 11/15/07, Sereis H	501
	Beneficial Corp.
165	6.85%, 06/30/05, Series H	166
1,000	6.94%, 12/15/06, Series H	1,032
500	7.00%, 02/12/07, Series H	518
940	CitiFinancial
	6.13%, 12/01/05	955
	Ford Motor Credit Co.
100	6.23%, 05/11/05	100
2,000	6.46%, 12/27/05	2,012
2,050	6.50%, 02/15/06	2,071
2,800	6.50%, 01/25/07	2,828
5,000	6.88%, 02/01/06	5,068
	HSBC Finance Corp.
1,400	3.38%, 02/21/06	1,394
3,000	6.50%, 01/24/06	3,064
506	6.88%, 03/01/07	530
1,000	7.20%, 07/15/06	1,039
1,975	7.25%, 05/15/06	2,043
1,400	International Lease Finance Corp.
	4.50%, 05/01/08	1,391
3,450	John Deere BV
	5.88%, 04/06/06	3,513
	John Deere Capital Corp.
1,800	3.63%, 05/25/07, Series D	1,775
3,500	3.88%, 03/07/07	3,480
450	5.50%, 09/01/06, Series D	458
435	6.85%, 03/15/06, Series C	447
1,300	SLM Corp
	3.50%, 09/30/06, Series A	1,291

		36,119

Diversified Financial Services — 7.6%
3,075	AIG SunAmerica Global Financing IV
	5.85%, 02/01/06 (e)	3,123
1,000	AIG SunAmerica Global Financing VII
	5.85%, 08/01/08 (e)	1,042
10,000	AIG SunAmerica Global Financing IX
	5.10%, 01/17/07 (e)	10,156
	Associates Corp. of N. America
162	6.20%, 05/16/05	163
340	8.55%, 07/15/09	389
1,975	7.50%, 05/10/06, Series H	2,048
	CIT Group, Inc.
1,600	4.13%, 02/21/06	1,604
1,500	6.50%, 02/07/06	1,533
	Citicorp
575	6.75%, 08/15/05	582
441	6.75%, 10/15/07, Series C	467
545	7.00%, 07/01/07, Series C	578
5,000	7.04%, 04/25/06, Series C	5,157
1,154	7.13%, 05/15/06	1,193
2,365	7.75%, 06/15/06	2,468
	Citigroup, Inc.
374	5.75%, 05/10/06	381
710	8.63%, 02/01/07	764
	General Electric Capital Corp.
2,800	3.50%, 05/01/08	2,725
2,000	4.25%, 01/15/08, Series A	1,993
2,000	5.00%, 02/15/07, Series A	2,030
3,000	5.00%, 06/15/07, Series A	3,045
4,150	8.13%, 04/01/08, Series A, SUB	4,572
950	8.30%, 09/20/09	1,085

Principal Amount	Security Description	Value

2,000	8.63%, 06/15/08	2,235
3,300	8.70%, 03/01/07, Series A	3,561
2,182	8.75%, 05/21/07	2,382
2,217	8.85%, 03/01/07	2,396
	General Motors Acceptance Corp.
2,500	6.13%, 01/22/08	2,400
3,100	6.63%, 10/15/05	3,123
5,000	6.75%, 01/15/06	5,035
	John Hancock Global Funding II
1,000	3.50%, 01/30/09 (e)	960
168	5.63%, 06/27/06 (e)	171
	MassMutual Global Funding II
3,765	3.25%, 06/15/07(e)	3,685
150	4.55%, 05/30/05 (e)	150
1,000	5.08%, 03/05/07 (e)	1,022
1,000	MBIA Global Funding LLC
	2.88%, 11/30/06 (e)	979
4,000	New York Life Global Funding
	3.88%, 01/15/09 (e)	3,916
	Pricoa Global Funding I
1,510	3.90%, 12/15/08 (e)	1,479
3,000	4.35%, 06/15/08 (e)	2,994
	Principal Life Global Funding I
1,000	5.13%, 06/28/07 (e)	1,014
310	6.13%, 03/01/06 (e)	316
	USAA Capital Corp.
175	4.64%, 12/15/09, Series B (e)	174
465	5.59%, 12/20/06, Series B (e)	477
985	7.05%, 11/08/06, Series B (e)	1,031
	Wells Fargo Financial, Inc.
4,900	6.13%, 02/15/06	4,986
1,900	6.85%, 07/15/09	2,078
242	7.20%, 05/01/07	258

		93,920

Diversified Financials — 0.4%
5,000	M&I Marshall & Ilsley Bank
	3.80%, 02/08/08	4,919

Diversified Telecommunication Services — 0.6%
	SBC Communications Capital Corp.
1,500	6.79%, 07/13/07, Series D	1,572
100	7.13%, 06/01/05, Series D	101
1,050	SBC Communications, Inc.
	5.75%, 05/02/06	1,069
	Southwestern Bell Telephone
500	5.95%, 10/15/07, Series C	516
892	7.50%, 04/26/05, Series C	895
500	Sprint Capital Corp.
	6.00%, 01/15/07	514
3,000	Verizon Virginia, Inc.
	6.13%, 07/15/05	3,026

		7,693

Electric Utilities — 0.4%
540	Appalachian Power Co.
	4.80%, 06/15/05, Series E	542
500	Constellation Energy Group, Inc.
	6.13%, 09/01/09	527
3,000	Duke Energy Corp.
	4.20%, 10/01/08	2,963
750	Ohio Valley Electric Corp.
	5.94%, 02/12/06 (e)	763

		4,795

Food & Staples Retailing — 0.4%
	Kroger Co. (The)
250	7.63%, 09/15/06	261
225	8.15%, 07/15/06	235
850	Safeway, Inc.
	3.80%, 08/15/05	850
3,700	Wal-Mart
	5.58%, 05/01/06 (e)	3,762

		5,108

Principal Amount	Security Description	Value

Food Products — 0.3%
	General Mills, Inc.
1,500	8.13%, 11/20/06, Series B	1,593
1,000	9.14%, 12/15/05	1,034
1,000	Sara Lee Corp.
	6.30%, 11/07/05, Series C	1,014

		3,641

Insurance — 0.7%
	ASIF Global Financing
1,185	2.50%, 01/30/07 (e)	1,150
900	3.90%, 10/22/08 (e)	877
1,000	Jackson National Life Global Funding
	3.50%, 01/22/09 (e)	957
	Monumental Global Funding II
125	3.45%, 11/30/07 (e)	123
650	6.05%, 01/19/06 (e)	661
1,000	Monumental Global Funding III
	5.20%, 01/30/07 (e)	1,019
1,085	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	1,054
2,000	Protective Life U.S. Funding Trust
	5.88%, 08/15/06 (e)	2,044
400	Travelers Property Casualty Corp.
	6.75%, 11/15/06	415

		8,300

IT Services — 0.1%
1,200	First Data Corp.
	3.90%, 10/01/09	1,165

Machinery — 0.0% (g)
247	Caterpillar, Inc.
	9.00%, 04/15/06	259

Media — 0.3%
305	CBS Corp.
	7.15%, 05/20/05	306
350	Historic TW, Inc.
	8.11%, 08/15/06	367
480	Lenfest Communications, Inc.
	8.38%, 11/01/05	491
100	Tele-Communications-TCI Group
	7.25%, 08/01/05	101
1,000	Time Warner, Inc.
	5.63%, 05/01/05	1,002
945	Walt Disney Co.
	6.75%, 03/30/06, Series B	970

		3,237

Oil & Gas — 0.5%
875	Kerr-McGee Corp.
	5.38%, 04/15/05	876
282	Union Oil Co. of California
	6.50%, 05/01/08	298
1,050	Union Pacific Resources Group
	6.50%, 05/15/05	1,054
1,000	Union Texas Petroleum Holdings, Inc.
	8.50%, 04/15/07	1,079
2,680	USX Consolidated
	6.65%, 02/01/06	2,738

		6,045

Paper & Forest Products — 0.2%
690	International Paper Co.
	4.25%, 01/15/09	681
500	Weyerhaeuser Co.
	6.43%, 07/12/05	504
	Willamette Industries, Inc.
750	6.45%, 06/18/09, Series C	791
1,000	6.45%, 07/14/09, Series C	1,056

		3,032

Road & Rail — 0.2%
1,440	Burlington Northern Santa Fe Corp.
	6.13%, 03/15/09	1,507
200	Consolidated Rail Corp.

Principal Amount	Security Description	Value

	7.48%, 07/01/05	202
500	Norfolk Southern Railway Co.
	5.90%, 04/01/05	500

		2,209

Supranational — 0.0% (g)
544	International Bank Reconstruction & Development
	Zero Coupon, 08/15/08	467

Telecommunication Services — 0.2%
2,870	GTE Corp.
	6.46%, 04/15/08	3,010

Thrifts & Mortgage Finance — 1.0%
4,365	American Savings Bank
	6.63%, 02/15/06 (e)	4,413
	Countrywide Home Loans, Inc.
2,889	5.50%, 02/01/07, Series K	2,944
1,788	6.94%, 07/16/07, Series E	1,877
120	7.20%, 10/30/06, Series E	125
443	Golden State Bancorp, Inc.
	10.00%, 10/01/06	478
	Washington Mutual, Inc.
1,820	4.20%, 01/15/10	1,771
300	5.63%, 01/15/07	307

		11,915

	Total Corporate Bonds
	(Cost $326,919)	324,035

U.S. GOVERNMENT AGENCY MORTGAGES — 3.2%
	Federal Home Loan Mortgage Corp. Conventional Pools
535	3.99%, 12/01/27, ARM	550
34	4.01%, 09/01/25, ARM	35
470	4.11%, 01/01/27, ARM	483
269	4.58%, 12/01/17, ARM	270
30	6.29%, 01/01/27, ARM	30
12	7.50%, 05/01/08	13
3,747	8.00%, 06/01/07 - 05/01/19	3,845
299	8.25%, 08/01/06 - 08/01/17	311
302	8.50%, 12/01/07 - 11/01/19	315
941	8.75%, 05/01/09 - 05/01/11	972
63	9.00%, 09/01/09 - 11/01/09	66
	Federal Home Loan Mortgage Corp. Gold Pools
82	5.50%, 09/01/06 - 01/01/09	83
342	6.00%, 07/01/08 - 01/01/19	351
443	6.25%, 07/01/09	453
1,294	6.50%, 10/01/08 - 05/01/21	1,350
2,224	7.00%, 03/01/07 - 03/01/14	2,329
3,001	7.50%, 12/01/06 - 07/01/18	3,161
937	8.00%, 10/01/06 - 01/01/12	986
717	8.50%, 01/01/06 - 11/01/15	734
9	9.00%, 12/01/05 - 01/01/06	9
	Federal National Mortgage Association Conventional Pools
97	3.17%, 01/01/19, ARM	98
167	3.50%, 06/01/27, ARM	171
228	3.82%, 03/01/19, ARM	233
84	4.13%, 11/01/16, ARM	86
27	4.22%, 05/01/25, ARM	27
11	4.31%, 10/01/27, ARM	11
14	4.60%, 10/01/25, ARM	15
34	4.79%, 08/01/19, ARM	34
71	4.86%, 08/01/17, ARM	71
226	5.00%, 12/01/13	227
1,365	5.50%, 10/01/08 - 07/01/09	1,389
1,692	6.00%, 01/01/09 - 07/01/19	1,745
6,457	6.50%, 02/01/08 - 03/01/26	6,712
1,021	7.00%, 11/01/07 - 06/01/15	1,067
2,490	7.50%, 01/01/07 - 06/01/16	2,583
1,173	8.00%, 10/01/06 - 02/01/23	1,225
1,025	8.50%, 04/01/06 - 03/01/27	1,084
530	9.00%, 11/01/05 - 02/01/31	578
167	9.50%, 12/01/09 - 07/01/28	183
64	10.00%, 02/01/24	73

Principal Amount	Security Description	Value

	Government National Mortgage Association Various Pools
586	3.38%, 01/20/16 - 01/20/28, ARM	595
71	3.75%, 08/20/16 - 09/20/17, ARM	71
47	4.00%, 03/20/16 - 08/20/18, ARM	47
473	4.13%, 11/20/15 - 11/20/25, ARM	481
16	4.25%, 08/20/21, ARM	16
206	6.00%, 04/15/14 - 10/20/14	213
880	6.50%, 07/15/08 - 07/15/09	908
77	7.00%, 03/15/07 - 01/15/09	79
93	7.50%, 09/20/28	100
445	8.00%, 07/15/06 - 06/15/28	472
282	8.50%, 03/20/25 - 04/20/25	309
468	9.00%, 10/15/05 - 10/15/26	494
1,694	9.50%, 07/15/20 - 12/15/25	1,884
148	12.00%, 11/15/19	166

	Total U.S. Government Agency Mortgages

	(Cost $38,388)	39,793

U.S. GOVERNMENT AGENCY SECURITIES — 29.6%
	Federal Farm Credit Bank
225	5.79%, 03/15/06	229
3,500	6.05%, 12/07/05	3,559
	Federal Home Loan Bank System
10,000	2.13%, 08/17/05	9,966
4,000	2.35%, 01/16/07	3,890
8,000	2.38%, 02/15/06	7,912
11,000	2.50%, 03/30/06	10,866
20,000	2.75%, 05/15/06	19,773
14,000	2.88%, 09/15/06	13,812
2,000	2.88%, 02/15/07	1,961
30,000	3.00%, 05/15/06	29,742
4,000	3.00%, 01/08/08	3,881
5,000	3.50%, 08/15/06	4,977
100	6.03%, 01/30/08	105
125	6.32%, 02/21/06	128
835	6.67%, 06/23/06	864
	Federal Home Loan Mortgage Corp.
25,000	2.88%, 05/15/07	24,440
4,000	3.00%, 01/22/08	3,879
750	3.13%, 02/09/07, SUB	739
1,704	4.35%, 11/21/06	1,716
20,000	5.50%, 07/15/06	20,422
	Federal National Mortgage Association
15,000	2.00%, 03/29/06	14,737
180	2.28%, 01/16/07	175
20,000	2.38%, 02/15/07	19,430
2,992	2.50%, 05/12/06	2,950
30,000	2.50%, 06/15/06	29,538
10,000	3.00%, 06/04/08	9,624
2,860	3.00%, 06/12/08	2,752
70,000	3.13%, 07/15/06	69,399
32,000	5.50%, 02/15/06	32,499
1,000	6.92%, 03/19/07	1,054
21,000	7.00%, 7/15/05	21,234

	Total U.S. Government Agency Securities

	(Cost $369,167)	366,253

U.S. TREASURY OBLIGATIONS — 27.2%
	U.S. Treasury Inflation Indexed Bonds
2,407	3.38%, 01/15/07	2,527
1,180	3.63%, 01/15/08	1,269
3,488	3.88%, 01/15/09	3,847
963	4.25%, 01/15/10	1,097
	U.S. Treasury Notes
29,676	2.38%, 08/31/06	29,159
10,000	2.50%, 10/31/06	9,817
20,000	2.63%, 11/15/06	19,660
10,000	3.13%, 05/15/07	9,859
30,000	3.25%, 08/15/08 (m)	29,278
53,000	4.38%, 05/15/07	53,592
15,000	4.63%, 05/15/06	15,180

Principal Amount	Security Description	Value

22,000	5.63%, 05/15/08	23,058
5,000	6.13%, 08/15/07	5,256
22,785	6.50%, 10/15/06	23,736
7,000	6.63%, 05/15/07	7,397
80,000	6.88%, 05/15/06 (m)	82,916
13,000	7.00%, 07/15/06	13,549
4,890	U.S. Treasury STRIPS
	8/15/05, PO	4,837

	Total U.S. Treasury Obligations
	(Cost $341,702)	336,034

FOREIGN GOVERNMENT SECURITIES — 0.5%
400	Province of Ontario
	6.00%, 02/21/06	408
325	Province of Quebec
	6.50%, 01/17/06	333
5,061	Trust Certificate
	Zero Coupon, 05/15/06, PO	4,845

	Total Foreign Government Securities (Cost $5,611)	5,586

SHORT-TERM INVESTMENTS — 0.3%
Investment Companies — 0.3%
3,407	JPMorgan Prime Money Market Fund (b)
	2.52%, 12/31/49
	(Amortized Cost $3,407)	3,407

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 29.8%
Bank Notes — 0.8%
10,000	World Savings Bank FSB	10,000

	3.01%, 09/15/06
Certificates of Deposit — 3.5%
5,000	Canadian Imperial Bank of Commerce	5,000
	2.86%, 05/01/06
7,900	Deutsche Bank Financial, Inc.	7,900
	3.04%, 11/10/05
19,996	Fifth Third Bancorp.	19,996
	2.84%, 07/26/05
10,000	Natexis Banques Populaires	10,000

	3.06%, 11/23/05	42,896

Investment Companies — 0.5%
4,000	BGI Prime Money Market Fund	4,000
	2.76%, 04/01/05
1,878	Morgan Stanley Institutional Liquidity Funds	1,878

	2.71%, 04/01/05	5,878

Master Notes — 2.3%
13,000	Lehman Brothers Holdings, Inc.	13,000
	3.03%, 06/30/05
16,000	Morgan Stanley Group, Inc.	16,000

	3.06%, 10/06/05	29,000

Medium Term Notes — 11.4%
10,044	Allstate Life Insurance Co.	10,044
	2.74%, 08/01/05, FRN
15,990	Bear Stearns Cos., Inc. (The)	15,990
	3.13%, 05/23/05, FRN
10,002	Deutsche Bank Financial, Inc.	10,002
	2.81%, 05/13/05, FRN
10,000	General Electric Capital Corp.	10,000
	3.02%, 03/29/06, FRN
10,000	Goldman Sachs Group, Inc.	10,000
	2.96%, 07/29/05, FRN
15,000	Greenwich Capital Holdings	15,000
	3.18%, 04/07/05, FRN
10,001	K2 (USA) LLC	10,001
	2.78%, 06/15/05, FRN
4,999	K2 (USA) LLC	4,999

Principal Amount	Security Description	Value

	2.94%, 10/11/05, FRN
2,000	Lehman Brothers Holdings, Inc.	2,000
	2.94%, 10/07/05, FRN
10,000	Northern Rock plc	10,000
	2.87%, 01/13/06, FRN
	Sigma Finance Corp.	4,000
4,000	2.90%, 05/25/05, FRN	5,875
5,875	3.03%, 09/16/05, FRN	2,999
2,999	3.04%, 02/27/06, FRN
10,000	U.S. Bank NA	10,000
	2.71%, 07/28/06, FRN
10,000	Wells Fargo & Co.	10,000
	2.99%, 12/16/05, FRN
10,000	William Street Funding Corp.	10,000

	2.99%, 04/23/06, FRN	140,910

Repurchase Agreements — 11.3%
42,000	Citigroup Global Market Holdings, 2.98%, dated 03/31/05, due 04/01/05, repurchase price $42,003, collateralized by corporate collateralized mortgage obligations	42,000
65,000	CS First Boston, 3.00%, dated 03/31/05, due 04/01/05, repurchase price $65,005, collateralized by corporate collateralized mortgage obligations	65,000
5,000	Deutsche Bank Financial, Inc., 2.94%, dated 03/31/05, due 04/01/05, repurchase price $5,000, collateralized by corporate collateralized mortgage obligations	5,000
4,260	Lehman Brothers Holdings, Inc., 2.90%, dated 03/31/05, due 04/01/05, repurchase price $4,260, collateralized by U.S. Government Agency Securities	4,260
24,000	Lehman Brothers Holdings, Inc., 3.06%, dated 03/31/05, due 04/01/05, repurchase price $24,002, collateralized by corporate collateralized mortgage obligations	24,000

		140,260

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $368,944)	368,944

Total Investments — 129.3%
(Cost/Amortized Cost $1,607,759)		1,598,790
Other Liabilities in Excess of Assets — (29.3)%		(362,169)

Net Assets — 100.0%		$1,236,621

ARM	Adjustable Rate Mortgage
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
IF	Inverse Floaters
IO	Interest Only
PO	Principal Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

$4,737
Aggregate gross unrealized appreciation	(13,706)

Aggregate gross unrealized depreciation	$(8,969)

Net unrealized appreciation/depreciation

Federal income tax on investments	$1,607,759

JPMorgan Intermediate Bond Fund (Formerly One Group Intermediate Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

ASSET BACKED SECURITIES — 3.2%
1,595	American Express Credit Account Master Trust
	3.00%, 05/16/08, Series 2004-3, Class A	$1,585
	AmeriCredit Automobile Receivables Trust
798	2.72%, 01/06/10, Series 2003-BX, Class A4A	786
1,595	3.40%, 04/13/09, Series 2002-D, Class A4	1,588
1,125	4.41%, 11/12/08, Series 2001-D, Class A4	1,131
2,158	4.61%, 01/12/09, Series 2002-A, Class A4	2,173
570	Capital One Auto Finance Trust
	5.40%, 05/15/08, Series 2001-A, Class A4	574
798	Capital One Master Trust
	5.30%, 06/15/09, Series 2001-5, Class A	811
	Citibank Credit Card Issuance Trust
798	4.95%, 02/09/09, Series 2002-A1, Class A1	809
3,390	6.95%, 02/18/14, Series 2002-C2, Class C2	3,711
1,328	CNH Equipment Trust
	3.38%, 02/15/11, Series 2003-B, Class A4B	1,303
2,175	Conseco Finance
	7.27%, 06/15/32, Series 2001-B, Class 1M1	2,221
8,773	Countrywide Asset-Backed Certificates
	3.12%, 10/25/33, Series 2004-AB2, Class A2, FRN	8,787
841	Federal Housing Authority
	7.43%, 01/01/22	841
960	GE Capital Mortgage Services, Inc.
	6.71%, 04/25/29, Series 1999-HE, Class M	972
	MBNA Credit Card Master Note Trust
997	4.51%, 06/15/12, Series 2003-C1, Class C1, FRN	1,059
2393	6.80%, 07/15/14, Series 2002-C1, Class C1	2,605
	MBNA Master Credit Card Trust USA
1,755	7.85%, 02/15/12, Series 1999-J, Class C	1,968
1,595	8.40%, 09/15/09, Series 2000-D, Class C	1,717
1,433	Onyx Acceptance Grantor Trust
	4.07%, 04/15/09, Series 2002-C, Class A4	1,436
737	Residential Asset Mortgage Products, Inc.
	6.29%, 10/25/31, Series 2001-RS3, Class AI4,SUB	740
2,638	Textron Financial Corp., Receivables Trust
	6.61%, 02/15/15, Series 2000-C, Class A3 (e)	2,682
598	Union Acceptance Corp.
	8.25%, 07/08/08, Series 2000-D, Class B, SUB	597
	WFS Financial Owner Trust
469	1.76%, 01/20/08, Series 2003-2, Class A3	466
407	2.03%, 08/20/07, Series 2003-1, Class A3	405
1,093	2.19%, 06/20/08, Series 2004-1, Class A3	1,077
1,595	2.41%, 12/20/10, Series 2003-2, Class A4	1,564
1,958	3.15%, 05/20/11, Series 2003-4, Class A4	1,932
1,595	4.50%, 02/20/10, Series 2002-2, Class A4, SUB	1,605
1,497	4.87%, 09/20/09, Series 2002-1, Class A4A	1,509

	Total Asset Backed Securities
	(Cost $47,867)	48,654

Principal Amount	Security Description	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 46.1%
Agency CMO — 40.1%
	Federal Home Loan Mortgage Corp.
456	Zero Coupon, 08/15/08, Series 1900, Class T, PO	435
193	Zero Coupon, 10/15/08, Series 1967, Class PC, PO	182
322	Zero Coupon, 02/15/24, Series 1700, Class GA, PO	288
408	Zero Coupon, 05/15/24, Series 2306, Class K, PO	352
1,196	Zero Coupon, 02/15/32, Series 2513, Class YO, PO	996
798	Zero Coupon, 09/15/33, Series 2733, Class GF, PO	707
957	Zero Coupon, 10/15/33, Series 2684, Class TO, PO	487
183	Zero Coupon, 01/15/34, Series 2727, Class, PO	124
809	Zero Coupon, 02/15/34, Series 2744, Class FE, PO	617
500	Zero Coupon, 03/15/34, Series 2769, PO	292
1,196	Zero Coupon, 08/15/34, Series 2846, PO	938
517	Zero Coupon, 09/25/43, Series T-58, Class A, PO	447
26	3.18%, 02/15/23, Series 1470, Class F, FRN	26
798	3.25%, 07/15/22, Series 2640, Class VE	667
123	3.49%, 01/15/23, Series 1603, Class IF, FRN	123
41	3.51%, 04/15/23, Series 1672, Class FB, FRN	41
369	3.62%, 05/15/08, Series 1513, Class AG, FRN	368
167	3.66%, 06/15/23, Series 1665, Class FA, FRN	166
727	3.67%, 07/15/23, Series 1541, Class O, FRN	708
28	3.76%, 05/15/21, Series 1084, Class F, FRN	28
62	3.83%, 05/15/08, Series 1506, Class F, FRN	62
1,333	3.88%, 08/15/23, Series 1611, Class JA, FRN	1,360
3,928	4.00%, 05/15/18, Series 2643, Class KG	3,925
1,994	4.00%, 09/15/18, Series 2675, Class CK	1,822
2,393	4.00%, 03/15/32, Series 2515, Class DE	2,197
10,464	4.19%, 02/15/33, Series 2599, Class DS, IO, FRN	710
10,300	4.29%, 03/15/33, Series 2610, Class DS, IO, FRN	724
624	4.50%, 11/15/07, Series 1404, Class FA	624
543	4.50%, 12/15/16, Series 2643, Class HI, IO	67
1,595	4.50%, 05/15/18, Series 2617, Class GR	1,520
798	4.50%, 06/15/18, Series 2631, Class LC	764
1,719	4.50%, 07/15/18, Series 2651, Class VZ	1,614
1,351	4.70%, 10/15/15, Series 2668, Class SB, FRN	1,161
4,574	4.74%, 02/15/33, Series 2597, Class DS, IO, FRN	355
703	4.79%, 10/15/33, Series 2691, Class WS, FRN	476
1,026	4.79%, 11/15/33, Series 2705, Class SC, FRN	744
8,483	4.80%, 06/25/23, Series 2003-80, Class SY, IO, FRN	791
5,771	4.84%, 10/15/21, Series 2611, Class SH, IO, FRN	439
5,822	4.86%, 01/15/34, Series 2727, Class BS, FRN	3,354
1,712	4.97%, 10/15/33, Series 2682, Class YS, FRN	1,109
590	5.00%, 09/15/08, Series 1586, Class M	593
2,871	5.00%, 07/15/14, Series 2557, Class WJ	2,901
798	5.00%, 05/15/20, Series 2686, Class GB	800
1,735	5.00%, 10/15/21, Series 2619, Class IM, IO	259
1,872	5.00%, 09/15/22, Series 2749, Class PK, IO	150
798	5.00%, 11/15/22, Series 2672, Class ME	787
838	5.00%, 05/15/23, Series 1798, Class F	838
761	5.00%, 01/15/35, Series 2925, Class MZ	738
711	5.00%, 01/15/35, Series 2925, Class ZM	698
2,487	5.14%, 03/15/32, Series 2444, Class ES, IO, FRN	198
995	5.19%, 03/15/32, Series 2450, Class SW, IO, FRN	86

Principal Amount	Security Description	Value

913	5.50%, 02/15/09, Series 2410, Class HC	921
1,994	5.50%, 10/15/13, Series 2527, Class VU	2,031
2,057	5.50%, 05/15/15, Series 2391, Class QE	2,086
3,988	5.50%, 12/15/15, Series 2500, Class GD	4,062
3,988	5.50%, 02/15/16, Series 2500, Class TD	4,062
3,988	5.50%, 06/15/16, Series 2498, Class UD	4,070
1,994	5.50%, 12/15/16, Series 2391, Class QR	2,042
1,675	5.50%, 12/15/17, Series 2537, Class TE	1,711
2,393	5.50%, 10/15/22, Series 2512, Class PG	2,428
1,196	5.50%, 12/15/22, Series 2535, Class BK	1,217
1,595	5.50%, 01/15/31, Series 2744, Class PC	1,643
1,595	5.50%, 05/15/32, Series 2744, Class TU	1,605
1,991	5.50%, 08/15/33, Series 2744, Class PD	2,080
143	5.69%, 05/15/08, Series 1506, Class SD, IO, FRN	6
961	5.84%, 02/15/32, Series 2410, Class QX, IO, FRN	73
8,446	6.00%, 12/15/08, Series 1624, Class KZ	8,651
621	6.00%, 09/15/09, Series 2097, Class PV	637
1,980	6.00%, 10/15/12, Series 2391, Class VQ	2,046
638	6.00%, 12/15/13, Series 2102, Class TC	660
2,073	6.00%, 02/15/14, Series 2594, Class VP	2,138
4,840	6.00%, 03/15/14, Series 2594, Class VA	4,997
195	6.00%, 07/15/14, Series 2405, Class PC	195
1,392	6.00%, 08/15/16, Series 2344, Class QG	1,438
10,368	6.00%, 09/15/16, Series 2353, Class TD	10,794
1,595	6.00%, 09/15/16, Series 2355, Class BP	1,649
2,027	6.00%, 09/15/16, Series 2360, Class PG	2,090
1,578	6.00%, 10/15/16, Series 2366, Class MD	1,631
3,404	6.00%, 01/15/19, Series 2367, Class VD	3,426
1,595	6.00%, 07/15/19, Series 2435, Class VH	1,651
1,595	6.00%, 08/15/20, Series 2594, Class VQ	1,636
1,595	6.00%, 12/15/20, Series 2392, Class PV	1,643
36	6.00%, 11/15/23, Series 1685, Class Z	37
1,658	6.00%, 05/15/27, Series 1981, Class Z	1,686
1,721	6.00%, 02/15/29, Series 2125, Class JZ	1,768
1,880	6.00%, 11/15/29, Series 2460, Class VZ	1,932
2,393	6.00%, 05/15/30, Series 2565, Class MB	2,416
1,138	6.00%, 07/15/31, Series 2333, Class HC	1,141
2,393	6.00%, 09/15/32, Series 2500, Class MC	2,463
2,662	6.00%, 12/15/32, Series 2543, Class YX	2,745
3,190	6.00%, 02/15/33, Series 2575, Class ME	3,284
1,026	6.11%, 11/15/33, Series 2705, Class SD, FRN	790
760	6.13%, 05/15/23, Series 1518, Class G, FRN	740
93	6.19%, 02/15/08, Series 1465, Class SA, IO, FRN	4
3,021	6.25%, 10/15/13, Series 1607, Class H	3,118
971	6.25%, 11/25/23, Series 24, Class ZE	1,005
1,196	6.25%, 08/15/28, Series 2075, Class PM	1,244
1,595	6.30%, 01/15/13, Series 2025, Class PE	1,642
2,193	6.38%, 02/15/32, Series 2410, Class OE	2,264
901	6.38%, 01/15/34, Series 2739, Class S, FRN	623
1,356	6.38%, 02/15/34, Series 2753, Class S, FRN	1,039
993	6.44%, 05/15/24, Series 2306, Class SE, IO, FRN	167
2,393	6.50%, 05/15/08, Series 1512, Class J	2,456
740	6.50%, 05/15/08, Series 1513, Class N	756
110	6.50%, 01/15/09, Series 1660, Class P	112
102	6.50%, 08/15/10, Series 2324, Class PN	102

Principal Amount	Security Description	Value

152	6.50%, 02/15/13, Series 2444, Class VG	151
1,595	6.50%, 05/15/14, Series 2312, Class KV	1,628
2,041	6.50%, 09/15/15, Series 2353, Class PC	2,052
1,172	6.50%, 10/15/15, Series 2454, Class VB	1,205
2,352	6.50%, 08/15/16, Series 2345, Class PQ	2,447
2,791	6.50%, 10/15/16, Series 2349, Class NW	2,855
454	6.50%, 11/15/16, Series 2369, Class VB	455
877	6.50%, 12/15/17, Series 2357, Class VX	887
3,988	6.50%, 04/15/18, Series 2461, Class VB	4,118
1,266	6.50%, 05/15/18, Series 2056, Class TD	1,319
1,595	6.50%, 03/15/20, Series 2347, Class VP	1,668
1,075	6.50%, 06/15/20, Series 2362, Class PD	1,103
1,908	6.50%, 07/15/23, Series 1558, Class D	1,963
1,196	6.50%, 09/15/23, Series 1608, Class L	1,259
798	6.50%, 12/15/23, Series 2283, Class K	847
1,234	6.50%, 01/15/24, Series 2345, Class PV	1,257
294	6.50%, 01/15/28, Series 2137, Class TM	295
4,673	6.50%, 06/15/28, Series 2063, Class PG	4,847
3,091	6.50%, 08/15/28, Series 2075, Class PH	3,209
1,187	6.50%, 10/15/28, Series 2362, Class PJ	1,214
304	6.50%, 02/15/31, Series 2382, Class TL, IO	29
1,081	6.50%, 04/15/31, Series 2317, Class VG	1,097
12,074	6.50%, 08/15/31, Series 2344, Class ZD	12,508
2,648	6.50%, 08/15/31, Series 2344, Class ZJ	2,755
2,005	6.50%, 08/15/31, Series 2345, Class NE	2,079
1,007	6.50%, 08/15/31, Series 2351, Class PZ	1,059
1,356	6.50%, 02/15/32, Series 2410, Class NG	1,426
2,838	6.50%, 03/15/32, Series 2597, Class AD	3,019
957	6.50%, 04/15/32, Series 2435, Class CJ	1,012
1,196	6.50%, 04/15/32, Series 2441, Class GF	1,259
3,988	6.50%, 04/15/32, Series 2466, Class PG	4,185
1,595	6.50%, 05/15/32, Series 2455, Class GK	1,678
5,583	6.50%, 06/15/32, Series 2462, Class JG	5,867
3,988	6.50%, 06/15/32, Series 2466, Class DH	4,178
1,595	6.50%, 07/15/32, Series 2474, Class NR	1,679
1,896	6.50%, 07/15/32, Series 2484, Class LZ	2,018
2,108	6.50%, 03/15/33, Series 2586, Class WI, IO	415
292	6.95%, 01/15/21, Series 114, Class H	291
81	7.00%, 01/15/08, Series 1473, Class HA	81
97	7.00%, 05/15/14, Series 2299, Class G	97
251	7.00%, 03/15/22, Series 1206, Class IA	254
179	7.00%, 05/15/22, Series 1250, Class J	179
55	7.00%, 02/15/24, Series 1671, Class L	55
1,595	7.00%, 03/15/24, Series 1706, Class K	1,695
685	7.00%, 03/15/28, Series 2038, Class PN, IO	127
713	7.00%, 06/15/28, Series 2064, Class TE	745
801	7.00%, 10/15/28, Series 2089, Class PJ, IO	153
1,994	7.00%, 06/15/29, Series 2169, Class TB	2,163
798	7.00%, 07/15/29, Series 2172, Class QC	864
2,010	7.00%, 10/15/30, Series 2259, Class ZM	2,074
1,070	7.00%, 03/15/31, Series 2296, Class PD	1,102
957	7.00%, 03/15/32, Series 2423, Class MC	1,000
1,975	7.00%, 03/15/32, Series 2423, Class MT	2,062
4,785	7.00%, 04/15/32, Series 2434, Class TC	5,060
2,334	7.00%, 05/15/32, Series 2450, Class GZ	2,439

Principal Amount		Security Description	Value

260		7.03%, 06/15/33, Series 2631, Class BS, IO, FRN	197
1,356		7.25%, 09/15/30, Series 2256, Class MC, IO	1,408
1,608		7.25%, 12/15/30, Series 2271, Class PC, IO	1,679
1,972		7.50%, 02/15/23, Series 1466, Class PZ	2,071
775		7.50%, 04/15/23, Series 1491, Class I	824
347		7.50%, 08/15/24, Series 1745, Class D	353
3,675		7.50%, 01/15/27, Series 1927, Class PH	3,852
540		7.50%, 09/15/27, Series 1987, Class PE	561
1,436		7.50%, 03/15/28, Series 2040, Class PE	1,536
312		7.50%, 06/15/29, Series 2163, Class PC	65
44		7.50%, 11/15/29, Series 2196, Class TL	46
72		7.80%, 09/15/20, Series 46, Class B	72
3,790		8.00%, 02/15/22, Series 1212, Class IZ	3,877
432		8.00%, 08/15/22, Series 1343, Class LA	448
1,145		8.00%, 11/15/29, Series 2201, Class C	1,208
1,865		8.00%, 01/15/30, Series 2210, Class Z	1,991
1,025		8.00%, 03/15/30, Series 2224, Class CB	1,073
182		8.50%, 07/15/08, Series 1549, Class K	189
101		8.50%, 11/15/15, Series 2496, Class LD	102
114		8.50%, 09/15/21, Series 1144, Class KB	114
398		8.50%, 09/15/31, Series 2519, Class BT	433
228		8.50%, 12/15/08, Series 1625, Class SD, FRN	239
184		8.60%, 10/15/08, Series 1600, Class SC, FRN	191
1		8.60%, 01/15/21, Series 85, Class C	1
44		9.00%, 10/15/20, Series 1807, Class G	47
60		9.50%, 01/15/21, Series 99, Class Z	60
167		9.50%, 07/15/19, Series 11, Class D	167
28		10.00%, 06/15/20, Series 47, Class F	28
429		10.01%, 10/15/23, Series 1689, Class SD, FRN	445
313		10.03%, 07/15/08, Series 1544, Class J, FRN	324
425		10.17%, 03/15/09, Series 1698, Class SC, FRN	456
1,595		10.48%, 02/15/32, Series 2412, Class SP, FRN	1,552
497		10.54%, 02/15/09, Series 2412, Class SE, FRN	514
1,432		11.24%, 11/15/23, Series 1609, Class LG, FRN	1,490
5		11.53%, 02/15/09, Series 1796, Class S, FRN	5
1,216		12.68%, 08/15/23, Series 1611, Class JB, FRN	1,242
233		12.21%, 11/15/08, Series 1604, Class SA, FRN	247
3,988		12.19%, 02/15/32, Series 2410, Class QS, FRN	4,311
1,478		13.17%, 02/15/25, Series 2656, Class SH, FRN	1,557
1		13.29%, 05/15/23, Series 204, Class E, IO, FRN	4
11		13.61%, 10/15/23, Series 1602, Class SA, FRN	11
3,157		15.20%, 10/15/08, Series 1587, Class SL, FRN	3,301
11		15.87%, 05/15/08, Series 1506, Class S, IO, FRN	12
99		16.37%, 12/15/08, Series 2017, Class SE, FRN	109
421		16.98%, 11/15/08, Series 1606, Class SC, FRN	470
242		21.63%, 03/15/24, Series 2033, Class SN, IO, FRN	77
21		24.44%, 05/15/21, Series 1079, Class S, FRN	22
20		32.57%, 05/15/21, Series 1084, Class S, HB, FRN	21
3		84.00%, 05/15/20, Series 41, Class I, HB	3
2		848.16%, 01/15/22, Series 1196, Class B, IO, FRN, HB	5
—	(h)	981.87%, 06/15/07, Series 1298, Class L, IO, HB	1
—	(h)	1008.00%, 06/15/06, Series 1098, Class M, IO, HB	—	(h)
—	(h)	1008.50%, 05/15/06, Series 1072, Class A, IO, HB	—	(h)
1		1179.24%, 11/15/21, Series 1172, Class L, VAR, IO, HB	1
694		8.58%, 05/15/30, Series 2755, Class SA, FRN	674

Principal Amount	Security Description	Value

	Federal Home Loan Mortgage Corp., Structured Pass Through Securities
6,237	6.50%, 02/25/43, Series T-54, Class 2A	6,461
2,193	7.00%, 02/25/43, Series T-54, Class 3A	2,318
739	7.50%, 07/25/32, Series T-41, Class 3A	778
665	7.50%, 08/25/42, Series T-51, Class 2A, FRN	699
	Federal National Mortgage Association
32	Zero Coupon, 09/25/06, Series 1996-46, Class PE, PO	32
184	Zero Coupon, 09/25/08, Series 1996-20, Class L, PO	173
441	Zero Coupon, 09/25/08, Series 1996-39, Class J, PO	417
446	Zero Coupon, 12/25/08, Series 1998-27, Class B, PO	419
353	Zero Coupon, 03/25/09, Series 1996-24, Class E, PO	334
79	Zero Coupon, 09/25/22, Series 1997-70, Class, PO	79
84	Zero Coupon, 04/25/23, Series 1998-4, Class C, PO	72
5,187	Zero Coupon, 06/25/23, Series 1993-257, Class C, PO	4,626
67	Zero Coupon, 11/25/23, Series 1994-9, Class E, PO	57
763	Zero Coupon, 01/25/32, Series 2001-81, Class LO, PO	614
310	Zero Coupon, 04/25/34, Series 2004-21, Class CO, PO	188
1,489	1.84%, 03/25/27, Series 1997-20, Class IB, IO, FRN	74
1,779	1.84%, 03/25/27, Series 1997-20, IO, FRN	92
90	3.08%, 05/25/08, Series 1993-72, Class F, FRN	88
169	3.08%, 10/25/08, Series 1993-196, Class FA, FRN	167
166	3.23%, 01/25/09, Series 1994-12, Class FC, FRN	163
136	3.35%, 03/25/17, Series 1996-27, Class FC, FRN	137
1,974	3.88%, 08/25/33, Series 2003-71, Class DS, FRN	1,434
1,131	4.00%, 10/25/19, Series 2004-76, Class CL	1,032
798	4.00%, 04/25/33, Series 2003-22, Class UD	675
267	4.06%, 03/25/22, Series 1992-33, Class F, FRN	267
798	4.50%, 01/25/14, Series 2003-128, Class KE	790
7,931	4.75%, 11/25/33, Series 2003-116, Class SB, IO, FRN	621
3,807	4.80%, 03/25/16, Series 2003-8, Class SB, IO, FRN	256
1,196	4.80%, 11/25/23, Series 2003-106, Class US, FRN	765
1,495	4.80%, 03/25/34, Series 2004-14, Class SD, FRN	1,042
3,988	5.00%, 11/25/15, Series 2002-74, Class PD	4,002
3,190	5.00%, 01/25/16, Series 2002-74, Class LD	3,197
1,595	5.00%, 06/25/23, Series 2003-83, Class PG	1,571
1,743	5.50%, 04/25/15, Series 2002-84, Class VB	1,760
5,583	5.50%, 05/25/16, Series 2002-61, Class PE	5,690
4,865	5.50%, 04/25/17, Series 2002-18, Class PC	4,990
3,190	5.50%, 09/25/17, Series 2002-56, Class UC	3,257
1,595	5.50%, 01/25/18, Series 2002-94, Class BK	1,631
46	5.50%, 06/25/20, Series 1990-60, Class K	46
41	5.50%, 08/25/20, Series 1990-93, Class G	41
515	5.50%, 06/25/22, Series 2002-91, Class UH, IO	79
117	5.50%, 09/25/22, Series 1992-143, Class MA	119
1,595	5.50%, 01/25/34, Series 2004-25, Class PC	1,627
1,037	5.50%, 02/25/34, Series 2004-36, Class PC	1,057
1,595	5.75%, 06/25/33, Series 2003-47, Class PE	1,600
1,493	6.00%, 03/25/09, Series 1994-34, Class DZ	1,530
1,275	6.00%, 05/25/14, Series 2001-71, Class GU	1,309
2,791	6.00%, 12/25/15, Series 2001-78, Class VB	2,834
2,791	6.00%, 03/25/16, Series 2001-5, Class OW	2,881
2,393	6.00%, 12/25/16, Series 2001-71, Class MB	2,481
4,187	6.00%, 12/25/16, Series 2001-71, Class QE	4,324
11,246	6.00%, 12/25/16, Series 2001-74, Class MB	11,803
99	6.00%, 12/25/16, Series G-22, Class G	102

Principal Amount	Security Description	Value

1,595	6.00%, 02/25/17, Series 2002-2, Class UC	1,637
2,393	6.00%, 02/25/17, Series 2002-3, Class OG	2,485
1,595	6.00%, 04/25/17, Series 2002-24, Class AJ	1,647
1,752	6.00%, 03/25/23, Series 1993-41, Class PH	1,772
2,012	6.00%, 03/25/28, Series 2002-59, Class AC	2,081
1,086	6.00%, 07/18/28, Series 1998-36, Class ZB	1,096
1,356	6.00%, 07/25/29, Series 2001-80, Class PE	1,399
4,479	6.00%, 07/25/31, Series 2001-33, Class ID, IO	891
6,460	6.00%, 11/25/31, Series 2002-74, Class VB	6,547
640	6.00%, 03/25/33, Series 2003-34, Class GB	660
1,199	6.00%, 05/25/33, Series 2003-34, Class GE, IO	1,241
632	6.00%, 05/25/33, Series 2003-39, IO, VAR	117
2,901	6.16%, 08/25/23, Series 1996-14, Class SE, IO, FRN	535
798	6.50%, 02/25/08, Series 1993-18, Class PK	824
473	6.50%, 02/25/09, Series 1994-17, Class JB, IO	40
135	6.50%, 02/25/09, Series 1994-20, Class Z	138
628	6.50%, 02/25/10, Series 1994-40, Class VC	645
2,718	6.50%, 11/25/10, Series 2001-52, Class XM	2,803
1,137	6.50%, 08/25/15, Series 2001-61, Class VQ	1,178
3,029	6.50%, 12/25/16, Series 2001-50, Class VB	3,125
173	6.50%, 08/25/20, Series 1990-102, Class J	178
1,610	6.50%, 09/25/21, Series 2001-48, Class Z	1,706
2,129	6.50%, 02/25/22, Series 2002-1, Class HC	2,208
277	6.50%, 08/25/22, Series 1996-59, Class J	285
197	6.50%, 02/25/23, Series G93-5, Class Z	203
439	6.50%, 07/25/23, Series 1993-122, Class M	453
2,150	6.50%, 07/25/23, Series 1996-59, Class K	2,187
632	6.50%, 09/25/23, Series 1993-178, Class PK	642
3,988	6.50%, 10/25/23, Series 1993-183, Class KA	4,230
1,128	6.50%, 09/25/31, Series 2001-49, Class Z	1,173
1,994	6.50%, 04/25/32, Series 2002-21, Class PE	2,083
1,178	6.50%, 04/25/32, Series 2002-59, Class VA	1,187
3,190	6.50%, 04/25/32, Series 2002-59, Class VB	3,275
1,595	6.50%, 05/25/32, Series 2002-28, Class PK	1,674
3,613	6.50%, 06/25/32, Series 2002-37, Class Z	3,769
4,901	6.59%, 10/25/23, Series 1993-189, Class PL	5,104
844	6.75%, 12/25/23, Series 1994-55, Class G	854
2,791	7.00%, 12/25/16, Series 2001-61, Class VB	2,973
1,595	7.00%, 03/25/21, Series 2001-4, Class PC	1,679
57	7.00%, 07/25/22, Series G92-42, Class Z	60
4,446	7.00%, 03/25/23, Series 1993-37, Class PX	4,638
1,466	7.00%, 04/25/23, Series 1993-54, Class Z	1,540
2,745	7.00%, 12/25/23, Series 1993-250, Class Z	2,857
1,766	7.00%, 01/25/26, Series 1996-32, Class PH	1,814
584	7.00%, 12/18/27, Series 1997-81, Class PI, IO	119
3,190	7.00%, 08/25/31, Series 2001-36, Class DE	3,407
958	7.00%, 09/25/31, Series 2001-44, Class PD	999
664	7.03%, 07/25/33, Series 2003-64, Class SX, FRN	452
1,795	7.25%, 01/25/34, Series 2003-130, Class SX, FRN	1,742
123	7.25%, 04/25/07, Series 1992-44, Class K	126
906	7.50%, 07/25/22, Series G92-35, Class E	952
965	7.50%, 09/25/22, Series G92-54, Class ZQ	1,020
696	7.50%, 03/25/23, Series 1993-25, Class J	736
725	7.50%, 04/18/27, Series 1997-27, Class J	766
658	7.50%, 04/20/27, Series 1997-29, Class J	689

Principal Amount		Security Description	Value

1,330		7.50%, 05/20/27, Series 1997-39, Class PD	1,389
3,521		7.50%, 02/25/30, Series 2000-2, Class ZE	3,724
666		7.75%, 09/25/33, Series 2003-91, Class SD, FRN	625
186		8.00%, 10/25/19, Series 1989-70, Class G	198
1,332		8.00%, 07/25/22, Series G92-44, Class ZQ	1,430
68		8.50%, 11/25/19, Series 1989-83, Class H	73
39		8.50%, 01/25/20, Series 1990-7, Class B	42
64		8.50%, 06/25/21, Series G-14, Class L	68
296		8.75%, 06/25/21, Series G-18, Class Z	319
218		8.75%, 10/25/21, Series G-35, Class M	236
24		8.80%, 01/25/20, Series 1990-1, Class D	25
261		8.80%, 01/25/25, Series G95-1, Class C	283
74		9.00%, 11/25/19, Series 1989-89, Class H	80
84		9.00%, 10/25/20, Series 1990-120, Class H	89
211		9.06%, 12/25/22, Series 1993-225, Class VO, FRN	218
41		9.25%, 04/25/18, Series 1988-7, Class Z	44
84		9.40%, 11/25/19, Series 1989-78, Class H	92
31		9.50%, 06/25/20, Series 1990-63, Class H	34
229		9.85%, 11/01/18, Series 1997-77, Class M	250
150		10.22%, 09/25/23, Series 1993-165, Class SD, FRN	157
988		10.45%, 03/25/09, Series 2002-8, Class SR, FRN	1,024
1,510		11.69%, 04/25/34, Series 2004-25, Class SA, FRN	1,514
2,141		11.69%, 05/25/34, Series 2004-36, Class SA, FRN	2,123
880		12.21%, 10/25/08, Series 1993-190, Class S, FRN	928
115		12.69%, 05/25/21, Series 1991-42, Class S, FRN	130
128		13.09%, 09/25/08, Series 1993-175, Class SA, FRN	138
1,074		14.40%, 10/25/31, Series 2003-52, Class SX, FRN	1,164
344		15.44%, 04/25/23, Series 1993-62, Class SA, FRN	413
573		15.46%, 12/25/13, Series 1993-225, Class SG, FRN	604
105		17.32%, 02/25/09, Series 1994-13, Class SK, FRN	116
816		15.93%, 02/25/32, Series 2002-1, Class SA, FRN	875
113		16.83%, 09/25/08, Series 1993-170, Class SE, FRN	125
2,565		17.20%, 02/25/34, Series 2004-10, Class SC, FRN	2,904
17		17.33%, 11/25/20, Series 1990-134, Class SC, FRN	20
1,121		21.34%, 12/25/23, Series 1993-247, Class SA, FRN	1,444
1		505.92%, 08/25/20, Series 1990-94, Class H, IO, HB	6
1		652.15%, 12/25/20, Series 1990-140, Class K, IO, HB	18
—	(h)	758.75%, 01/25/06, Series 1991-4, Class N, IO, HB	—	(h)
—	(h)	908.50%, 02/25/21, Series 1991-7, Class K, IO, HB	1
—	(h)	908.75%, 03/25/06, Series 1991-20, Class M, IO, HB	—	(h)
—	(h)	1008.25%, 04/25/06, Series 1991-33, Class J, IO, HB	—	(h)
—	(h)	1118.04%, 08/25/20, Series 1990-95, Class J, IO, HB	10
—	(h)	8410.92%, 05/25/22, Series G92-27, Class SQ, IO, HB	42
		Federal National Mortgage Association STRIPS
838		12/1/2032, Series 329, Class 1, PO	641
1,678		9/1/2033, Series 340, Class 1, PO	1,229
77		7.50%, 04/01/23, Series 218, Class 2, IO	15
11		10.50%, 03/01/19, Series 50, Class 2, IO	2
		Federal National Mortgage Association Whole Loan
798		4.75%, 12/25/42, Series 2003-W8, Class 1A3	792
1,183		5.25%, 11/25/30, Series 2002-W5, Class A10, IO, FRN	80
879		6.00%, 07/25/29, Series 2002-W5, Class A6	879
3,988		6.25%, 08/25/30, Series 2002-W5, Class A7	4,078
830		6.50%, 10/25/42, Series 2003-W4, Class 2A	843
2,966		6.50%, 12/25/42, Series 2003-W1, Class 1A1	3,060

Principal Amount	Security Description	Value

2,516	7.00%, 02/25/44, Series 2004-W2, Class 2A2	2,632
	Government National Mortgage Association
693	Zero Coupon, 03/16/33, Series 2003-24, PO	572
2,131	Zero Coupon, 06/16/33, Series 2003-52, Class AP, PO	1,644
301	Zero Coupon, 08/20/33, Series 2003-66, Class EO, PO	255
1,748	4.17%, 09/17/31, Series 2003-95, Class SC, IO, FRN	75
1,348	5.50%, 12/20/13, Series 2003-4, Class NY, IO	1,373
1,867	5.50%, 11/20/28, Series 2002-88, Class LI, IO	144
2,701	5.50%, 01/20/32, Series 2003-4, Class NI, IO	428
1,246	5.78%, 08/16/29, Series 1999-30, Class S, IO, FRN	109
1,795	5.88%, 01/16/31, Series 2002-31, Class S, IO, FRN	120
4,553	6.00%, 03/20/13, Series 2002-67, Class VA	4,659
668	6.00%, 11/20/13, Series 2002-79, Class KV	690
5,745	6.00%, 12/20/17, Series 2002-88, Class VA	5,938
7,326	6.00%, 02/20/29, Series 1999-4, Class ZB	7,399
1,595	6.00%, 07/20/32, Series 2002-47, Class PY	1,641
1,342	6.50%, 09/20/16, Series 2002-48, Class VM	1,380
1,595	6.50%, 09/20/17, Series 2002-47, Class VB	1,629
9,571	6.50%, 07/20/19, Series 2002-36, Class VB	9,739
2,393	6.50%, 10/16/24, Series 1994-7, Class PQ	2,528
3,754	6.50%, 04/20/29, Series 1999-10, Class ZC	3,879
2,639	6.50%, 03/20/31, Series 2001-7, Class PK	2,734
1,595	6.50%, 12/20/31, Series 2001-64, Class MQ	1,669
798	6.50%, 01/20/32, Series 2002-7, Class PG	826
1,595	6.50%, 06/20/32, Series 2002-40, Class UK	1,684
8,773	6.50%, 06/20/32, Series 2002-45, Class QE	9,199
1,595	6.50%, 07/16/32, Series 2002-47, Class PG	1,676
2,370	6.50%, 07/20/32, Series 2002-47, Class ZA	2,470
1,436	6.50%, 08/20/32, Series 2002-54, Class GB	1,498
1,196	6.50%, 03/20/33, Series 2003-40, Class TJ	1,279
1,595	7.00%, 02/16/30, Series 2000-14, Class PD	1,686
347	7.15%, 12/20/30, Series 2000-38, Class AH	359
780	7.49%, 07/16/24, Series 1994-3, Class PQ	823
310	7.50%, 09/16/25, Series 1995-7, Class CQ	326
491	7.50%, 09/17/25, Series 1998-26, Class K	520
1,595	7.50%, 06/16/26, Series 2000-9, Class PB	1,642
2,205	7.50%, 08/16/26, Series 1996-16, Class E	2,314
722	7.50%, 12/20/29, Series 1999-44, Class PC	762
769	7.50%, 02/16/30, Series 2000-16, Class ZN	806
1,676	7.50%, 02/20/30, Series 2000-6, Class Z	1,761
2,693	7.99%, 07/16/24, Series 1994-4, Class KQ	2,854
877	8.00%, 11/16/29, Series 1999-41, Class Z	936
295	8.00%, 06/20/30, Series 2000-9, Class Z	311
4,184	8.00%, 12/20/30, Series 2000-37, Class B	4,430
992	8.05%, 06/16/25, Series 1995-3, Class DQ	1,042
2,699	8.50%, 02/16/30, Series 2000-9, Class ZJ	2,997
775	9.02%, 08/17/34, Series 2004-73, Class AE	774
422	11.91%, 04/16/34, Series 2004-28, Class S, FRN	422
152	13.00%, 07/20/31, Series 2001-32, Class WA, FRN	161
366	20.15%, 04/20/31, Series 2002-51, Class SG, FRN	425
	Vendee Mortgage Trust
3,067	5.63%, 02/15/24, Series 1994-1, Class 1, VAR	3,063
4,410	6.75%, 02/15/26, Series 96-1, Class 1Z	4,673
1,580	6.75%, 06/15/26, Series 1996-2, Class 1Z	1,663
1595	7.00%, 09/15/27, Series 1998-1, Class 2E	1,675

Principal Amount	Security Description	Value

5,766	7.50%, 02/15/27, Series 1997-1, Class 2Z	6,206

		608,416

Non-Agency CMO — 6.0%
513	Bank of America Alternative Loan Trust
	Zero Coupon, 01/25/34, Series 2003-11, PO	404
677	Bank of America Funding Corp.
	Zero Coupon, 03/25/34, Series 2004-1, PO	521
	Bank of America Mortgage Securities, Inc.
470	Zero Coupon, 11/25/33, Series 2003-8 Class A, PO	348
1,120	Zero Coupon, 02/25/34, Series 2003-11, PO	816
774	Zero Coupon, 07/25/34, Series 2004-6 Class A, PO	547
	Bear Stearns Commercial Mortgage Securities, Inc.
945	3.70%, 08/13/46, Series 2004-T16, Class A2	923
399	7.64%, 02/15/32, Series 2000-WF1, Class A1	426
	BHN I Mortgage Fund
234	7.92%, 07/25/09, Series 1997-1, Class A2 (i)	6
1,057	Cendant Mortgage Corp.
	7.41%, 02/25/34, Series 2004-1, Class P	734
71	Citicorp Mortgage Securities, Inc.
	7.50%, 04/25/25, Series 1995-2, Class A7	71
	Citigroup Mortgage Loan Trust, Inc.
415	Zero Coupon, 12/25/18, Series 2003-UST1, Class 1, PO	331
344	Zero Coupon, 12/25/18, Series 2003-UST1, Class 3, PO	271
2,408	5.50%, 12/25/18, Series 2003-UST1, Class A1	2,429
1,936	7.00%, 09/25/33, Series 2003-UP3, Class A3	1,999
	Countrywide Alternative Loan Trust
4,785	6.50%, 07/25/32, Series 2002-8, Class A4	4,834
990	6.75%, 12/25/31, Series 2001-10, Class A5	993
	Countrywide Home Loan Mortgage Pass Through Trust
726	Zero Coupon, 01/25/34, Series 2003-J13 PO	589
4,523	3.50%, 08/25/33, Series 2003-26, Class 1A6	4,428
697	4.15%, 06/20/34, Series 2004-HYB3, Class 2A, VAR	680
407	5.50%, 10/25/34, Series 2004-19, Class A8	406
2,231	6.11%, 08/25/18, Series 2003-J7, Class 4A3, FRN	2,030
336	Credit Suisse First Boston Mortgage Securities Corp.
	7.50%, 06/25/20, Series 1997-2, Class A	343
826	Deutsche Mortgage Securities, Inc.
	Zero Coupon, 10/25/18, Series 2004-1, Class 2A, PO	689
3,190	Equitable Life Assurance Society of the U.S. (The)
	7.24%, 05/15/06, Series 174, Class A1	3,297
	First Horizon Asset Securities, Inc.
5,386	4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	5,410
798	4.96%, 02/25/35, Series 2004-AR7, Class 2A2, VAR	791
2,969	5.04%, 04/25/35, Series 2004-AR7, Class 2A1, FRN	2,982
731	GSR Mortgage Loan Trust
	6.00%, 11/25/34, Series 2004-13F, Class 2A3	734
1,595	JPMorgan Commercial Mortgage Finance Corp.
	7.53%, 12/26/28, Series 1997-C4, Class B, VAR	1,660
2,462	MASTR Adjustable Rate Mortgages Trust
	3.82%, 12/21/34, Series 2004-13, Class 2A1, FRN	2,435
	MASTR Alternative Loan Trust
442	Zero Coupon, 08/25/34, Series 2004-7 30, PO	303
1,101	4.50%, 09/25/19, Series 2004-10, Class 1A1	1,069
	MASTR Asset Securitization Trust
750	Zero Coupon, 08/25/19, Series 2004-8, PO	560

Principal Amount		Security Description	Value

1,011		5.00%, 05/25/18, Series 2003-4, Class 2A2	1,021
3,212		Merrill Lynch Mortgage Investors, Inc.
		6.54%, 12/10/29, Series 1997-C2, Class A2	3,356
		Morgan Stanley Mortgage Trust
—	(h)	Zero Coupon, 04/20/21, Series 35, Class 2, PO	25
—	(h)	Zero Coupon, 07/20/21, Series 37, Class 2 PO	30
27		Zero Coupon, 12/20/21, Series 39-3, PO	27
1,034		MortgageIT Trust
		3.17%, 01/25/35, Series 2005-1, Class 1A1, VAR	1,034
		Nomura Asset Acceptance Corp.
1,438		5.50%, 05/25/33, Series 2003-A1, Class A1	1,455
1,501		6.00%, 05/25/33, Series 2003-A1, Class A2	1,522
1,321		6.50%, 10/25/34, Series 2004-R2, Class A1, VAR (e)	1,351
348		7.00%, 04/25/33, Series 2003-A1, Class A5	349
2		Paine Webber CMO Trust
		8.75%, 04/01/18, Series H, Class 4	2
		Residential Accredit Loans, Inc.
8,294		4.70%, 05/25/18, Series 2003-QS9, Class A3, PO, FRN	736
3,449		4.75%, 02/25/18, Series 2003-QS3, Class A8, PO, FRN	238
798		5.00%, 06/25/34, Series 2004-QS8, Class A2	785
6,727		6.25%, 06/25/17, Series 2002-QS8, Class A5	6,817
2,064		10.23%, 02/25/18, Series 2003-QS3, Class A2, FRN	2,144
1,808		10.66%, 10/25/17, Series 2002-QS16, Class A3, FRN	1,920
		Residential Funding Mortgage Securities I
3,200		4.00%, 05/25/33, Series 2003-S7, Class A17	3,090
798		4.50%, 12/25/32, Series 2003-S12, Class 4A5	750
45		Rural Housing Trust
		7.33%, 04/01/26, Series 1987-1, Class 3B	45
485		Salomon Brothers Mortgage Securities VII
		Zero Coupon, 12/25/18, Series 2003-UP2, Class 1, PO	399
388		Structured Mortgage Asset Residential Trust
		7.60%, 03/25/09, Series 1993-2A, Class AE	399
3,190		Wachovia Bank Commercial Mortgage Trust
		4.04%, 10/15/41, Series 2004-C15, Class A2	3,095
543		Washington Mutual Mortgage Securities Corp.
		Zero Coupon, 03/25/33, Series 2003-MS7, Class P, PO	414
		Washington Mutual, Inc.
495		Zero Coupon, 10/25/18, Series 2003-S10, Class A6, PO	344
1,196		3.03%, 08/25/33, Series 2003-AR7, Class A6, VAR	1,141
		Wells Fargo Mortgage Backed Securities Trust
885		Zero Coupon, 10/25/18, Series 2003-11, Class 1A, PO	678
1,994		3.54%, 09/25/34, Series 2004-S, Class A5, FRN	1,909
1,554		3.99%, 01/25/35, Series 2004-EE, Class 3A1, FRN	1,527
1,595		4.50%, 11/25/18, Series 2003-13, Class A7	1,492
5,386		4.58%, 01/25/35, Series 2004-BB, Class A4, FRN	5,374
1,473		5.00%, 07/25/19, Series 2004-7, Class 2A2	1,464
2,445		5.50%, 01/25/34, Series 2003-17, Class 2A4	2,445

			91,437

		Total Collateralized Mortgage Obligations
		(Cost $702,261)	699,853

CORPORATE BONDS — 21.6%
Aerospace & Defense — 0.1%
1,099		Systems 2001 AT LLC
		7.16%, 12/15/11, Series 2001, Class B (e)	1,175

Principal Amount	Security Description	Value

Airlines — 0.6%
419	American Airlines, Inc.
	7.02%, 04/15/11, Series 1999-1	425
	Continental Airlines, Inc.
798	7.06%, 03/15/11, Series 1999-2, Class A2	797
205	7.26%, 09/15/21, Series 1999-2, Class A1	205
855	Delta Air Lines, Inc.
	6.62%, 03/18/11, Series 2001-1, Class A1	822
404	Northwest Airlines, Inc.
	7.69%, 04/01/17, Series 2001-1, Class B	330
	Southwest Airlines Co.
453	5.10%, 05/01/06, Series 2001-1, Class A1	458
1,296	5.50%, 11/01/06, Series 2001-1, Class A2	1,318
	United Airlines, Inc.
1,905	6.07%, 03/01/13, Series 2001-1, Class A2	1,771
1,325	7.19%, 04/01/11, Series 2000-2, Class A2 (d)	1,241
479	7.73%, 07/01/10, Series 2000-1, Class A2	441
2,059	7.78%, 07/01/15, Series 2000-1, Class A1 (d)	1,882

		9,690

Automobiles — 1.6%
	DaimlerChrysler NA Holdings Corp.
1,595	4.75%, 01/15/08	1,588
2,791	7.20%, 09/01/09	3,005
	Ford Motor Credit Co.
1,595	5.80%, 01/12/09	1,523
5,384	6.88%, 02/01/06	5,457
6,939	7.38%, 10/28/09	6,969
4,052	7.88%, 06/15/10	4,125
1,001	General Motors Corp.
	7.20%, 01/15/11	904
798	Toyota Motor Credit Corp.
	2.88%, 08/01/08	763

		24,334

Capital Markets — 3.8%
	Bear Stearns Cos., Inc. (The)
4,785	3.25%, 03/25/09	4,540
1,196	6.25%, 07/15/05	1,206
	Credit Suisse First Boston USA, Inc.
439	4.70%, 06/01/09	439
1,595	5.50%, 08/15/13	1,627
6,460	6.13%, 11/15/11	6,854
	Goldman Sachs Group, Inc.
1,061	3.88%, 01/15/09	1,033
798	4.75%, 07/15/13	768
1,675	5.25%, 10/15/13	1,664
1,914	6.60%, 01/15/12	2,071
4,387	6.88%, 01/15/11	4,785
399	7.35%, 10/01/09	440
	Lehman Brothers Holdings, Inc.
798	4.00%, 01/22/08	788
700	4.80%, 03/13/14	675
1,795	6.63%, 01/18/12	1,961
	Merrill Lynch & Co., Inc.
700	5.00%, 01/15/15	678
798	5.45%, 07/15/14	804

Principal Amount		Security Description	Value

—	(h)	7.43%, 08/01/24	—	(h)
		Merrill Lynch & Co., Inc.
798		3.13%, 07/15/08	763
1,595		3.70%, 04/21/08	1,564
1,196		4.13%, 01/15/09, Series C	1,173
		Morgan Stanley
957		4.25%, 05/15/10	933
578		4.75%, 04/01/14	550
4,466		6.60%, 04/01/12	4,875
4,885		6.75%, 04/15/11	5,324
		National Rural Utilities Cooperative Finance Corp.
7,724		6.00%, 05/15/06	7,896
823		7.30%, 09/15/06	859
2,393		State Street Corp.
		7.65%, 06/15/10	2,731

			57,001

Chemicals — 0.1%
1,196		Dow Chemical Co. (The)
		6.13%, 02/01/11	1,280

Commercial Banks — 2.7%
160		ABN Amro Bank N.V.
		7.25%, 05/31/05	161
		Bank of America Corp.
2,393		3.88%, 01/15/08	2,362
1,595		7.40%, 01/15/11	1,798
6,580		7.80%, 02/15/10	7,448
598		Branch Banking & Trust Co.
		4.88%, 01/15/13	589
3,988		First Bank NA
		6.50%, 02/01/08	4,202
3,988		Firstar Bank NA
		7.13%, 12/01/09	4,400
1,595		Keycorp
		4.70%, 05/21/09, Series G	1,593
1,595		Marshall & Ilsley Corp.
		5.75%, 09/01/06	1,636
917		Mellon Funding Corp.
		3.25%, 04/01/09	874
798		Popular North America, Inc.
		4.25%, 04/01/08	793
798		Popular North America, Inc.
		6.13%, 10/15/06, Series E	819
1,495		Royal Bank of Canada
		3.88%, 05/04/09	1,463
901		Suntrust Bank
		6.38%, 04/01/11	984
798		Wachovia Bank NA
		7.80%, 08/18/10	914
		Wachovia Corp.
2,791		3.50%, 08/15/08	2,709
2,712		3.63%, 02/17/09	2,625
2,784		Wells Fargo & Co.
		3.13%, 04/01/09	2,642
		Wells Fargo Bank NA
319		6.45%, 02/01/11	346

Principal Amount	Security Description	Value

2,472	7.55%, 06/21/10	2,788

		41,146

Commercial Services & Supplies — 0.1%
1,117	PHH Corp.
	7.13%, 03/01/13	1,229

Computers & Peripherals — 0.1%
1,117	International Business Machines Corp.
	5.39%, 01/22/09	1,147

Consumer Finance — 2.2%
1,595	American Express Credit Corp.
	3.00%, 05/16/08	1,528
	American General Finance Corp.
518	4.50%, 11/15/07, Series H	519
359	5.38%, 10/01/12, Series H	364
1,196	Boeing Capital Corp.
	6.36%, 07/15/05, Series X	1,205
	Capital One Bank
279	5.75%, 09/15/10	288
1,196	8.25%, 06/15/05	1,207
	General Motors Acceptance Corp.
3,669	6.13%, 09/15/06	3,652
8,215	7.25%, 03/02/11	7,627
798	Household Finance Corp.
	6.38%, 11/27/12	863
	HSBC Finance Corp.
798	4.75%, 05/15/09	799
5,583	5.88%, 02/01/09	5,809
798	6.50%, 11/15/08	846
1,783	6.75%, 05/15/11	1,952
1,196	7.20%, 07/15/06	1,242
2,752	8.00%, 07/15/10	3,148
	International Lease Finance Corp.
698	4.50%, 05/01/08	694
598	5.88%, 05/01/13	616
1,037	SLM Corp.
	5.38%, 01/15/13, Series A	1,068

		33,427

Diversified Financial Services — 3.0%
	Associates Corp. of N. America
798	6.38%, 11/15/05	811
239	6.63%, 06/15/05	241
4,367	8.15%, 08/01/09	4,950
	CIT Group, Inc.
1,914	6.50%, 02/07/06	1,956
558	6.63%, 06/15/05	562
199	Citicorp
	6.75%, 08/15/05	201
	Citigroup, Inc.
479	3.50%, 02/01/08	468
798	4.25%, 07/29/09	786
1,994	5.63%, 08/27/12	2,066
319	6.20%, 03/15/09	336
	General Electric Capital Corp.
798	2.80%, 01/15/07	780
1,795	3.50%, 05/01/08	1,747

Principal Amount	Security Description	Value

1,675	4.25%, 01/15/08	1,669
1,396	4.63%, 09/15/09, Series A	1,397
2,791	5.38%, 03/15/07, Series A	2,851
4,103	5.88%, 02/15/12	4,332
4,785	6.00%, 06/15/12, Series A	5,098
2,034	6.13%, 02/22/11, Series A	2,173
212	7.88%, 12/01/06	225
	John Hancock Global Funding II
957	3.50%, 01/30/09 (e)	918
957	7.90%, 07/02/10 (e)	1,093
	MassMutual Global Funding II
1,300	3.25%, 06/15/07	1,273
1,595	3.50%, 03/15/10 (e)	1,503
	New York Life Global Funding
877	3.88%, 01/15/09 (e)	859
1,994	5.38%, 09/15/13 (e)	2,038
	Principal Life Global Funding I
798	2.80%, 06/26/08 (e)	760
239	6.13%, 03/01/06 (e)	244
3,015	6.25%, 02/15/12 (e)	3,239
798	Washington Mutual Financial Corp.
	6.88%, 05/15/11	881

		45,457

Diversified Telecommunication Services — 1.7%
558	Ameritech Capital Funding Corp.
	6.15%, 01/15/08	583
888	Bellsouth Telecommunications
	6.30%, 12/15/15	936
3,270	British Telecommunications plc
	8.38%, 12/15/10	3,799
2,313	France Telecom S.A.
	8.00%, 03/01/11	2,647
694	New York Telephone Co.
	6.00%, 04/15/08	718
2,233	Nynex Capital Funding Co.
	8.23%, 10/15/09, SUB	2,496
287	Nynex Corp.
	9.55%, 05/01/10	317
	Sprint Capital Corp.
4,267	6.00%, 01/15/07	4,386
997	7.13%, 01/30/06	1,021
319	7.63%, 01/30/11	355
718	8.38%, 03/15/12	839
1,117	TELUS Corp.
	8.00%, 06/01/11	1,294
798	Verizon Florida, Inc.
	6.13%, 01/15/13, Series F	829
4,187	Verizon Global Funding Corp.
	7.25%, 12/01/10	4,647
1,595	Verizon Virginia, Inc.
	4.63%, 03/15/13, Series A	1,524

		26,391

Electric Utilities — 0.8%
319	Alabama Power Co.
	4.70%, 12/01/10	318

Principal Amount	Security Description	Value

638	American Electric Power Co., Inc.
	6.13%, 05/15/06, Series A	652
917	Carolina Power & Light Co.
	5.13%, 09/15/13	918
2,153	Constellation Energy Group, Inc.
	6.35%, 04/01/07	2,232
1,276	Dominion Resources, Inc.
	6.25%, 06/30/12, Series B	1,366
798	DTE Energy Co.
	6.65%, 04/15/09, Series A	852
	Duke Energy Corp.
1,795	4.20%, 10/01/08	1,773
1,595	5.63%, 11/30/12	1,641
1,595	Exelon Generation Co., LLC
	6.95%, 06/15/11	1,755
239	Kiowa Power Partners LLC
	4.81%, 12/30/13 (e)	234
893	Ohio Valley Electric Corp.
	5.94%, 02/12/06 (e)	909
60	Virginia Electric & Power Co.
	5.38%, 02/01/07, Series A	61

		12,711

Food & Staples Retailing — 0.1%
1,196	Kroger Co. (The)
	8.05%, 02/01/10	1,347

Gas Utilities — 0.1%
3,230	Enron Corp.
	6.75%, 07/01/05 (d)	—	(h)
638	KeySpan Gas East Corp.
	7.88%, 02/01/10	727
1,037	Southern California Gas Co.
	4.80%, 10/01/12	1,028

		1,755

Hotels, Restaurants & Leisure — 0.0%
319	Harrah’s Operating Co., Inc.
	8.00%, 02/01/11	362

Industrial Conglomerates — 0.2%
1,795	Honeywell International, Inc.
	5.13%, 11/01/06	1,823
	Tyco International Group S.A.
598	6.38%, 10/15/11	639
997	6.75%, 02/15/11	1,080

		3,542

Insurance — 1.5%
1,515	American International Group, Inc.
	4.25%, 05/15/13	1,423
	ASIF Global Financing
2,393	2.65%, 01/17/06 (e)	2,371
1,795	3.90%, 10/22/08 (e)	1,750
2,393	4.90%, 01/17/13 (e)	2,380
1,595	Jackson National Life Global Funding
	6.13%, 05/30/12 (e)	1,697
873	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	878
3,190	Metropolitan Life Insurance Co.

Principal Amount	Security Description	Value

	7.00%, 11/01/05	3,250
1,196	MGIC Investment Corp.
	6.00%, 03/15/07	1,236
1,755	Monumental Global Funding II
	4.38%, 07/30/09 (e)	1,725
1,276	Monumental Global Funding III
	5.20%, 01/30/07 (e)	1,301
479	Nationwide Financial Services, Inc.
	6.25%, 11/15/11	515
917	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	891
	Protective Life Secured Trust
853	4.00%, 10/07/09	829
1,595	4.00%, 04/01/11	1,523
299	XL Capital Ltd.
	5.25%, 09/15/14	295

		22,064

IT Services — 0.1%
1,595	First Data Corp.
	3.90%, 10/01/09	1,549

Media — 1.0%
418	Comcast Cable Communications Holdings, Inc.
	8.38%, 03/15/13	497
479	Comcast Corp.
	5.50%, 03/15/11	488
	COX Communications, Inc.
558	6.88%, 06/15/05	561
718	7.75%, 11/01/10	797
	Cox Radio, Inc.
3,988	6.38%, 05/15/05	3,999
80	Liberty Media Corp.
	5.70%, 05/15/13	75
2,951	Tele-Communications-TCI Group
	9.80%, 02/01/12	3,699
877	Time Warner Entertainment Co. LP
	10.15%, 05/01/12	1,115
	Time Warner, Inc.
798	5.63%, 05/01/05	799
1,117	7.48%, 01/15/08	1,192
1,695	8.18%, 08/15/07	1,826

		15,048

Multi-Utilities & Unregulated Power — 0.1%
869	PSEG Power LLC
	7.75%, 04/15/11	990

Oil & Gas — 0.2%
1,874	ConocoPhillips
	8.75%, 05/25/10	2,218
653	Ras Laffan Liquefied Natural Gas Co., Ltd.
	7.63%, 09/15/06 (e)	672

		2,890

Paper & Forest Products — 0.2%
	International Paper Co.
1,316	4.00%, 04/01/10	1,266
514	4.25%, 01/15/09	507
558	Union Camp Corp.

Principal Amount	Security Description	Value

	6.50%, 11/15/07	584
	Weyerhaeuser Co.
282	6.13%, 03/15/07	292
160	6.75%, 03/15/12	175

		2,824

Real Estate — 0.2%
2,193	EOP Operating LP
	6.75%, 02/15/12	2,379
319	ERP Operating LP
	4.75%, 06/15/09	319

		2,698

Road & Rail — 0.4%
	Burlington Northern Santa Fe Corp.
785	6.13%, 03/15/09	821
798	7.13%, 12/15/10	886
3,427	FedEx Corp.
	6.72%, 01/15/22	3,857

		5,564

Supranational — 0.0% (g)
160	Corp. Andina de Fomento
	5.20%, 05/21/13	160
80	Inter-American Development Bank
	8.40%, 09/01/09	92

		252

Thrifts & Mortgage Finance — 0.6%
	Countrywide Home Loans, Inc.
917	3.25%, 05/21/08	878
3,190	4.00%, 03/22/11, Series L	3,020
997	7.20%, 10/30/06, Series E	1,040
	Washington Mutual Bank FA
299	5.65%, 08/15/14	304
1,196	6.88%, 06/15/11	1,318
1,085	Washington Mutual, Inc.
	4.20%, 01/15/10	1,056
1,196	World Savings Bank FSB
	4.50%, 06/15/09	1,186

		8,802

Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services, Inc.
598	7.50%, 05/01/07	636
1,436	7.88%, 03/01/11	1,633

		2,269

	Total Corporate Bonds
	(Cost $324,530)	326,944

FOREIGN GOVERNMENT SECURITIES — 0.4%
2,393	Province of Quebec
	5.75%, 02/15/09	2,499
	United Mexican States
1,475	4.63%, 10/08/08	1,454
1,093	6.38%, 01/16/13	1,131
850	6.63%, 03/03/15	886

	Total Foreign Government Securities
	(Cost $5,836)	5,970

U.S. GOVERNMENT AGENCY MORTGAGES — 3.6%

Principal Amount	Security Description	Value

	Federal Home Loan Mortgage Corp. Conventional Pools
77	3.50%, 07/01/26, ARM	80
1	8.00%, 04/01/07	1
119	12.00%, 08/01/15 - 07/01/19	131
	Federal Home Loan Mortgage Corp. Gold Pools
1,707	4.00%, 08/01/18	1,638
963	4.24%, 01/01/27, ARM	989
1,033	4.50%, 10/01/18	1,013
383	5.50%, 06/01/17	392
2,405	6.00%, 04/01/18 - 01/01/34	2,470
1,375	6.50%, 12/01/13 - 11/01/22	1,435
770	7.00%, 08/01/10 - 04/01/26 (m)	810
1,065	7.50%, 08/01/08 - 08/01/25	1,114
204	8.00%, 07/01/20 - 11/01/24	220
746	8.50%, 01/01/10 - 07/01/28	806
	Federal National Mortgage Association Conventional Pools
3,208	Zero Coupon, 06/01/26 - 01/01/35, PO	3,222
286	3.66%, 09/01/27, ARM	294
132	3.82%, 03/01/19, ARM	134
4,302	4.00%, 09/01/13 - 07/01/18	4,150
320	4.09%, 03/01/29, ARM	324
1,081	4.50%, 03/01/19	1,058
34	4.79%, 08/01/19, ARM	33
1,338	5.00%, 12/01/16 - 06/01/18	1,339
2,068	5.50%, 12/01/33	2,075
3,207	6.00%, 12/01/32 - 09/01/33	3,281
5,840	6.50%, 01/01/07 - 08/01/31	6,103
926	7.00%, 04/01/09 - 08/01/32	979
891	7.50%, 10/01/12 - 05/01/25	947
1,965	8.00%, 11/01/12 - 11/01/28	2,105
852	8.50%, 07/01/24 - 02/01/30	929
563	9.00%, 09/01/19 - 12/01/30	616
146	9.50%, 12/01/18	162
99	10.00%, 02/01/24	112
76	12.50%, 01/01/16	85
	Government National Mortgage Association Various Pools
3,726	6.00%, 10/15/17 - 11/15/28	3,843
2,970	6.50%, 07/15/09 - 02/15/33	3,105
3,145	7.00%, 08/15/23 - 06/15/33	3,346
1,472	7.50%, 02/15/06 - 06/15/32	1,573
2,078	8.00%, 10/15/06 - 10/20/28	2,222
561	8.50%, 04/15/06 - 5/20/25	614
240	9.00%, 05/15/05 - 11/15/24	263
470	9.50%, 10/15/05 - 12/15/25	522
179	12.00%, 11/15/19	200

	Total U.S. Government Agency Mortgages
	(Cost $53,362)	54,735

U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
798	Federal Home Loan Bank System
	6.21%, 06/02/09	856
	Federal Home Loan Mortgage Corp.
1,396	6.88%, 09/15/10	1,550
682	7.20%, 07/18/06	711
1,806	4.86%, 04/15/34, Series 2776, Class SK, FRN	1,205

Principal Amount	Security Description	Value

	Federal National Mortgage Association
1,994	5.25%, 01/15/09	2,055
3,190	5.50%, 03/15/11	3,332
957	6.13%, 03/15/12	1,036
2,672	6.25%, 02/01/11	2,855
479	6.63%, 11/15/10	527

	Total U.S. Government Agency Securities
	(Cost $15,043)	14,127

U.S. TREASURY OBLIGATIONS — 18.8%
	U.S. Treasury Bonds
8,496	4.25%, 01/15/10	9,672
1,595	9.88%, 11/15/15	2,300
4,655	U.S. Treasury Inflation Indexed Bonds
	3.38%, 01/15/07 (m)	4,887
	U.S. Treasury Notes
2,500	3.63%, 07/15/09	2,452
750	5.63%, 05/15/08	786
2,484	5.75%, 08/15/10	2,666
1,715	6.13%, 08/15/07	1,803
1,316	6.50%, 10/15/06	1,371
11,565	6.50%, 02/15/10	12,735
33,546	10.38%, 11/15/12 (m)	38,864
23,927	11.75%, 11/15/14	31,460
41,314	12.00%, 08/15/13 (m)	51,562
5,742	12.50%, 08/15/14	7,636
17,607	12.75%, 11/15/10 (m)	18,617
	U.S. Treasury STRIPS
4,785	5/15/08, PO	4,232
2,393	2/15/09, PO	2,047
10,049	5/15/09, PO	8,501
5,982	11/15/09, PO	4,929
1,994	2/15/10, PO	1,632
7,178	2/15/11, PO	5,594
6,620	5/15/11, PO	5,096
239	2/15/12, PO	177
14,755	5/15/12, PO	10,792
399	8/15/12, PO	288
5,910	11/15/12, PO	4,210
7,976	2/15/13, PO	5,606
2,596	8/15/13, PO	1,777
798	11/15/13, PO	539
8,973	2/15/14, PO	5,978
5,184	5/15/14, PO	3,408
13,798	8/15/14, PO	8,960
8,937	11/15/14, PO	5,726
498	8/15/15, PO	307
8,933	11/15/15, PO	5,431
18,189	2/15/16, PO	10,895
2,393	5/15/16, PO	1,413
1,595	8/15/16, PO	930

	Total U.S. Treasury Obligations
	(Cost $286,139)	285,279

SHORT-TERM INVESTMENTS — 5.1%

Shares	Security Description	Value

Investment Companies — 5.1%
77,438	JPMorgan Liquid Assets Money Market Fund (b)
	(Amortized Cost $77,438)	77,438

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 16.6%
Principal Amount
Certificates of Deposit — 1.8%
5,000	Canadian Imperial Bank of Commerce
	2.86%, 05/01/06, FRN	5,000
9,998	Fifth Third Bancorp
	2.84%, 07/26/05, FRN	9,998
12,867	Natexis Banques Populaires
	3.06%, 11/23/05, FRN	12,867

		27,865

Commercial Paper — 0.3%
5,000	Goldman Sachs Group, Inc.
	2.96%, 07/29/05	5,000

Medium Term Notes — 3.8%
2,500	Bear Stearns Cos., Inc. (The)
	3.13%, 05/23/05	2,500
5,000	CC USA, Inc., FRN
	3.04%, 11/03/05	5,000
10,002	Deutsche Bank Financial, Inc.
	2.81%, 05/13/05	10,002
5,000	K2 (USA) LLC
	2.78%, 06/15/05	5,000
	Lehman Brothers Holdings, Inc.
2,500	2.94%, 10/07/05	2,500
10,000	Northern Rock plc
	2.87%, 01/13/06	10,000
2,500	Sigma Finance Corp.
	3.04%, 02/27/06	2,499
10,000	Wells Fargo & Co.
	2.99%, 12/16/05	10,000
10,000	William Street Funding Corp.
	2.99%, 04/23/06	10,000

		57,501

Repurchase Agreements — 10.7%
25,000	Lehman Brothers, Inc., 2.92%, dated 03/31/05, due 04/01/05, repurchase price $25,002, collateralized by corporate collateralized mortgage obligations	25,000
52,000	Lehman Brothers, Inc., 3.06%, dated 03/31/05, due 04/01/05, repurchase price $52,004, collateralized by corporate collateralized mortgage obligations	52,000
49,363	Merrill Lynch & Co., Inc., 2.95%, dated 03/31/05, due 04/01/05, repurchase price $49,367, collateralized by corporate collateralized mortgage obligations	49,363
13,000	Merrill Lynch & Co., Inc., 3.03%, dated 03/31/05, due 04/01/05, repurchase price $13,001, collateralized by corporate collateralized mortgage obligations	13,000
22,589	UBS Securities, Inc., 3.07%, dated 03/31/05, due 06/29/05, repurchase price $22,762, collateralized by corporate collateralized mortgage obligations	22,589

		161,952

	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $252,318)	252,318

Total Investments — 116.4%
(Cost/Amortized Cost $1,764,794)		1,765,318

Principal Amount	Security Description	Value

Other Liabilities in Excess of Assets — (16.4)%		(249,291)

Net Assets — 100.0%		$1,516,027

ARM	Adjustable Rate Mortgage
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
IO	Interest Only
PO	Principal Only
SUB	Step Up Bond
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,494
Aggregate gross unrealized depreciation	(24,970)

Net unrealized appreciation/depreciation	$524

Federal income tax on investments	$1,711,148

JPMorgan Core Bond Fund (Formerly One Group Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005
(Amounts in thousands)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES — 5.3%
	American Express Credit Account Master Trust
$3,500	3.16%, 12/15/08, Series 2001-6, Class B, FRN	$3,509
1,904	4.35%, 12/15/11, Series 2004-3, Class A	1,893
	AmeriCredit Automobile Receivables Trust
560	2.72%, 01/06/10, Series 2003-BX, Class A4A	551
1,245	2.75%, 10/06/07, Series 2003-CF, Class A3	1,241
2,400	2.84%, 08/06/10, Series 2003-DM, Class A4	2,355
4,475	2.97%, 12/06/07, Series 2003-DM, Class A3B, FRN	4,480
1,010	2.98%, 07/06/09, Series 2004-DF, Class A3	989
1,120	3.40%, 04/13/09, Series 2002-D, Class A4	1,115
1,985	3.48%, 05/06/10, Series 2003-CF, Class A4	1,968
2,852	4.41%, 11/12/08, Series 2001-D, Class A4	2,867
1,553	4.61%, 01/12/09, Series 2002-A, Class A4	1,563
1,315	5.01%, 07/14/08, Series 2001-C, Class A4	1,325
3,710	Capital Auto Receivables Asset Trust
	1.96%, 01/15/09, Series 2003-2, Class A4A	3,588
	Capital One Auto Finance Trust
3,450	2.91%, 03/15/11, Series 2004-A, Class A4, FRN	3,455
1,340	3.18%, 09/15/10, Series 2003-B, Class A4	1,310
708	5.40%, 05/15/08, Series 2001-A, Class A4	712
1,344	Capital One Master Trust
	5.30%, 06/15/09, Series 2001-5, Class A	1,367
6,355	Capital One Multi-Asset Execution Trust
	3.65%, 07/15/11, Series 2003-A4, Class A4	6,199
	Citibank Credit Card Issuance Trust
11,250	6.88%, 11/16/09, Series 2000-A3, Class A3	11,971
4,892	6.95%, 02/18/14, Series 2002-C2, Class C2	5,355
2,615	Citigroup Mortgage Loan Trust, Inc.
	3.23%, 12/25/33, Series 2003-HE3, Class A, FRN	2,627
2,333	CNH Equipment Trust
	3.38%, 02/15/11, Series 2003-B, Class A4B	2,290
2,238	Conseco Finance
	7.27%, 06/15/32, Series 2001-B, Class 1M1	2,285
	Countrywide Asset-Backed Certificates
19,642	3.12%, 05/25/36, Series 2004-AB2, Class A2, FRN	19,673
1,500	3.13%, 04/25/34, Series 2004-1, Class M1, FRN	1,501
1,290	3.35%, 03/25/34, Series 2004-1, Class M1, FRN	1,297
1,060	3.40%, 03/25/34, Series 2004-1, Class M2, FRN	1,064
2,285	3.61%, 04/25/30, Series 2003-5, Class AF3	2,275
2,070	5.41%, 01/25/34, Series 2003-5, Class MF1	2,081
1,205	DaimlerChrysler Auto Trust
	2.88%, 10/08/09, Series 2003-A, Class A4	1,188
773	Ford Credit Auto Owner Trust
	2.93%, 03/15/08, Series 2004-A, Class A3	763
1,573	GE Capital Mortgage Services, Inc.
	6.71%, 04/25/29, Series 1999-HE, Class M	1,592
842	Green Tree Financial Corp.
	7.30%, 06/15/25, Series 1995-4, Class A6	864
7,165	Honda Auto Receivables Owner Trust
	2.48%, 07/18/08, Series 2003-1 A4	7,072
	Household Automotive Trust
1,877	4.37%, 12/17/08, Series 2001-3, Class A4	1,887
403	7.16%, 05/17/07, Series 2000-3, Class A4	404
	Long Beach Mortgage Loan Trust
1,500	3.11%, 07/25/34, Series 2004-3, Class A3, FRN	1,500
3,632	3.15%, 02/25/34, Series 2004-1, Class A3, FRN	3,636
4,583	3.17%, 07/25/33, Series 2003-3, Class A, FRN	4,591
1,500	3.42%, 07/25/34, Series 2004-3, Class M1, FRN	1,503
1,655	M&I Auto Loan Trust
	2.97%, 04/20/09, Series 2003-1, Class A4	1,618
	MBNA Credit Card Master Note Trust
3,000	3.30%, 07/15/10, Series 2003-A1, Class A1	2,918
3,000	3.96%, 12/15/13, Series 2001-C2, Class C2, FRN (e)	3,077
1,288	4.51%, 06/15/12, Series 2003-C1, Class C1, FRN	1,368
9,980	5.75%, 10/15/08, Series 2001-A1, Class A1	10,186
3,083	6.80%, 07/15/14, Series 2002-C1, Class C1	3,356

Principal Amount	Security Description	Value
	MBNA Master Credit Card Trust USA
2,240	7.85%, 02/15/12, Series 1999-J, Class C (e)	2,512
1,960	8.40%, 09/15/09, Series 2000-D, Class C (e)	2,110
2,775	Morgan Stanley Auto Loan Trust
	2.17%, 04/15/11, Series 2003-HB1, Class A2	2,703
	Onyx Acceptance Auto Trust
2,670	2.66%, 05/17/10, Series 2003-C, Class A4	2,605
620	4.32%, 10/15/08, Series 2001-D, Class A4	621
	Onyx Acceptance Grantor Trust
560	3.09%, 09/15/08, Series 2004-B, Class A3	555
1,116	3.10%, 07/15/09, Series 2002-D, Class A4	1,108
1,510	4.07%, 04/15/09, Series 2002-C, Class A4	1,512
1,445	Option One Mortgage Loan Trust
	3.27%, 02/25/33, Series 2003-1, Class A2, FRN	1,449
1,293	Residential Asset Mortgage Products, Inc.
	6.29%, 10/25/31, Series 2001-RS3, Class AI4, SUB	1,299
	Residential Asset Securities Corp.
939	3.10%, 07/25/32, Series 2002-KS4, Class AIIB, FRN	941
2,424	3.14%, 07/25/33, Series 2003-KS5, Class AIIB, FRN	2,429
2,038	3.17%, 11/25/33, Series 2003-KS9, Class A2B, FRN	2,043
5,605	SLM Student Loan Trust
	2.99%, 12/15/22, Series 2003-11, Class A5	5,494
4,359	Textron Financial Corp. Receivables Trust
	6.61%, 02/15/15, Series 2000-C, Class A3 (e)	4,431
2,215	Triad Auto Receivables Owner Trust
	3.20%, 12/13/10, Series 2003-B, Class A4	2,173
700	Union Acceptance Corp.
	8.25%, 07/08/08, Series 2000-D, Class B, SUB	699
	Volkswagen Auto Loan Enhanced Trust
4,073	1.49%, 05/21/07, Series 2003-1, Class A3	4,036
2,615	2.94%, 03/22/10, Series 2003-2, Class A4	2,555
	Wachovia Asset Securitization, Inc.
4,978	3.10%, 11/25/33, Series 2003-HE3, Class A, FRN	4,986
2,120	3.28%, 12/25/32, Series 2002-HE2, Class A, FRN	2,131
	WFS Financial Owner Trust
594	2.03%, 08/20/07, Series 2003-1, Class A3	592
767	2.19%, 06/20/08, Series 2004-1, Class A3	756
1,232	2.41%, 12/20/10, Series 2003-2, Class A4	1,208
560	2.85%, 09/22/08, Series 2004-2, Class A3	554
1,820	3.11%, 08/20/10, Series 2002-4, Class A4A	1,795
3,759	3.15%, 05/20/11, Series 2003-4, Class A4	3,709
1,904	3.50%, 02/20/10, Series 2002-3, Class A4	1,900
2,632	4.50%, 02/20/10, Series 2002-2, Class A4, SUB	2,648
1,962	4.87%, 09/20/09, Series 2002-1, Class A4A	1,977

	Total Asset Backed Securities (Cost $202,898)	203,960

COLLATERALIZED MORTGAGE OBLIGATIONS — 43.7%
Agency CMO — 35.3%
	Federal Home Loan Mortgage Corp.
294	Zero Coupon, 08/15/08, Series 1561, Class TA, PO	279
427	Zero Coupon, 08/15/08, Series 1900, Class TA, PO	407
361	Zero Coupon, 10/15/08, Series 1967, Class PC, PO	339
79	Zero Coupon, 03/15/14, Series 2355, Class BC, PO	79
1,023	Zero Coupon, 10/15/18, Series 2696, Class CO, PO	659
1,147	Zero Coupon, 02/15/24, Series 1700, Class GA, PO	1,028
200	Zero Coupon, 02/15/24, Series 1865, Class D, PO	195
560	Zero Coupon, 05/15/24, Series 2306, Class K, PO	484
5,321	Zero Coupon, 02/15/32, Series 2513, Class YO, PO	4,432
1,314	Zero Coupon, 08/15/33, Series 2663, Class EO, PO	828
1,120	Zero Coupon, 09/15/33, Series 2733, Class GF, FRN	992
4,480	Zero Coupon, 10/15/33, Series 2684, Class TO, PO	2,282
819	Zero Coupon, 01/15/34, Series 2727, PO	557
2,760	Zero Coupon, 02/15/34, Series 2744, Class FE, FRN	2,105
2,252	Zero Coupon, 03/15/34, Series 2769, PO	1,313
1,014	Zero Coupon, 03/15/34, Series 2771, Class FG, FRN	744
616	Zero Coupon, 08/15/34, Series 2841, Class GO, PO	431
3,360	Zero Coupon, 08/15/34, Series 2846, PO	2,636
993	Zero Coupon, 08/15/34, Series 2849, PO	698
36	3.18%, 02/15/23, Series 1470, Class F, FRN	36
438	3.27%, 12/15/22, Series 1455, Class WB, FRN	401
6,117	3.29%, 06/15/18, Series 2637, Class SA, IO, IF	289
240	3.41%, 03/15/24, Series 1699, Class FC, FRN	241

Principal Amount	Security Description	Value
201	3.49%, 01/15/23, Series 1603, Class IF	202
743	3.50%, 11/15/31, Series 2619, Class HR	704
29	3.51%, 04/15/23, Series 1672, Class FB, FRN	29
91	3.51%, 02/15/27, Series 1935, Class FL, FRN	92
119	3.66%, 03/15/24, Series 1709, Class FA, FRN	115
968	3.67%, 07/15/23, Series 1541, Class O, FRN	943
20,527	3.74%, 06/15/23, Series 2626, Class NS, IO, IF	1,361
106	3.76%, 05/15/21, Series 1084, Class F, FRN	106
89	3.82%, 08/15/23, Series 1570, Class F, FRN	89
54	3.83%, 05/15/08, Series 1506, Class F, FRN	54
1,176	3.88%, 08/15/23, Series 1611, Class JA, FRN	1,199
537	3.96%, 09/15/22, Series 1370, Class JA, FRN	543
2,515	3.96%, 04/15/23, Series 1498, Class I, FRN	2,559
7,983	4.00%, 05/15/18, Series 2643, Class KG	7,978
8,401	4.00%, 09/15/18, Series 2675, Class CK	7,679
5,601	4.00%, 03/15/32, Series 2515, Class DE	5,143
19,860	4.19%, 02/15/33, Series 2599, Class DS, IO, IF	1,347
8,382	4.29%, 11/15/16, Series 2638, Class SA, IF	555
22,549	4.29%, 03/15/33, Series 2610, Class DS, IO, IF	1,585
227	4.31%, 08/15/08, Series 1575, Class FB, FRN	230
6,500	4.50%, 01/15/16, Series 2872, Class JD	6,439
1,980	4.50%, 12/15/16, Series 2643, Class HI, IO	243
2,349	4.50%, 08/15/17, Series 2640, Class UR, IO	285
1,680	4.50%, 05/15/18, Series 2611, Class UH	1,599
2,240	4.50%, 05/15/18, Series 2617, Class GR	2,134
3,360	4.50%, 06/15/18, Series 2631, Class LC	3,218
17,923	4.50%, 06/15/18, Series 2636, Class Z	16,883
16,489	4.50%, 07/15/18, Series 2651, Class VZ	15,482
1,607	4.50%, 04/15/19, Series 2780, Class JG	1,527
4,480	4.50%, 12/15/23, Series 2716, Class UN	4,184
1,114	4.66%, 09/15/16, Series 2672, Class SJ, IF	936
4,743	4.70%, 10/15/15, Series 2668, Class SB, IF	4,075
13,951	4.74%, 02/15/33, Series 2597, Class DS, IO, IF	1,082
3,206	4.79%, 10/15/33, Series 2691, Class WS, IF	2,170
2,162	4.79%, 11/15/33, Series 2705, Class SC, IF	1,567
8,367	4.79%, 10/15/21, Series 2686, Class NS, IO, IF	604
21,478	4.84%, 10/15/21, Series 2611, Class SH, IO, IF	1,635
11,481	4.86%, 01/15/34, Series 2727, Class BS, FRN	6,615
6,573	4.86%, 04/15/34, Series 2776, Class SK, IF, VAR	4,386
4,329	4.97%, 10/15/33, Series 2682, Class YS, IF	2,804
1,456	5.00%, 02/15/15, Series 2638, Class IA, IO	41
8,514	5.00%, 05/15/16, Series 2721, Class PI, IO	724
2,240	5.00%, 05/15/20, Series 2686, Class GB	2,245
3,247	5.00%, 10/15/21, Series 2619, Class IM, IO	486
6,424	5.00%, 09/15/22, Series 2749, Class PK, IO	515
2,800	5.00%, 11/15/22, Series 2672, Class ME	2,762
1,791	5.00%, 01/15/23, Series 2702, Class PC	1,768
2,240	5.00%, 01/15/23, Series 2715, Class OG	2,206
3,137	5.00%, 05/15/23, Series 1798, Class F	3,137
2,240	5.00%, 12/15/23, Series 2720, Class PC	2,203
2,000	5.00%, 05/15/27, Series 2764, Class UC	2,007
1,232	5.00%, 01/15/32, Series 2640, Class UG, IO	394
313	5.00%, 02/15/32, Series 2672, Class WD	306
1,443	5.00%, 06/15/33, Series 2624, Class IU, IO	401
962	5.00%, 06/15/33, Series 2929, Class ZM	924
1,902	5.00%, 01/15/35, Series 2925, Class MZ	1,845
2,488	5.00%, 01/15/35, Series 2925, Class ZM	2,444
4,245	5.14%, 03/15/32, Series 2444, Class ES, IO, FRN	338
3,396	5.19%, 03/15/32, Series 2450, Class SW, IO, FRN	293
1,159	5.25%, 09/15/34, Series 2874, Class ZD	1,155
1,227	5.50%, 05/15/10, Series 2521, Class PU	1,253
2,777	5.50%, 09/15/13, Series 2518, Class PX	2,833
3,732	5.50%, 10/15/13, Series 2527, Class VU	3,802
1,904	5.50%, 12/15/14, Series 2374, Class PV	1,936
2,063	5.50%, 05/15/15, Series 2391, Class QE	2,093
3,080	5.50%, 12/15/15, Series 2500, Class GD	3,137
2,800	5.50%, 02/15/16, Series 2500, Class TD	2,852
3,060	5.50%, 06/15/16, Series 2498, Class UD	3,123
7,561	5.50%, 12/15/16, Series 2391, Class QR	7,744
1,680	5.50%, 02/15/17, Series 2541, Class GX	1,717
1,400	5.50%, 06/15/17, Series 2458, Class QE	1,434
3,360	5.50%, 12/15/17, Series 2537, Class TE	3,432
762	5.50%, 02/15/21, Series 2683, Class VA	777

Principal Amount	Security Description	Value
100	5.50%, 08/15/21, Series 1116, Class I	100
1,680	5.50%, 10/15/22, Series 2512, Class PG	1,704
2,520	5.50%, 12/15/22, Series 2535, Class BK	2,565
1,416	5.50%, 03/15/23, Series 2586, Class HD	1,439
1,420	5.50%, 04/15/23, Series 2595, Class HC	1,420
1,120	5.50%, 01/15/31, Series 2744, Class PC	1,154
4,827	5.50%, 05/15/32, Series 2744, Class TU	4,856
2,535	5.50%, 02/15/34, Series 2744, Class PE	2,589
183	5.69%, 05/15/08, Series 1506, Class SD, IO, IF	8
920	5.79%, 07/15/23, Series 2638, Class DS, IF, VAR	763
2,175	5.84%, 02/15/32, Series 2410, Class QX, IO, IF	164
503	6.00%, 11/15/08, Series 1807, Class A	514
1,104	6.00%, 09/15/09, Series 2097, Class PV	1,132
1,279	6.00%, 07/15/11, Series 2480, Class PV	1,322
1,390	6.00%, 10/15/12, Series 2391, Class VQ	1,436
2,089	6.00%, 08/15/13, Series 2513, Class VA	2,122
3,925	6.00%, 12/15/13, Series 2102, Class TC	4,059
2,746	6.00%, 12/15/13, Series 2102, Class TU	2,835
11,209	6.00%, 01/15/14, Series 2115, Class PE	11,571
6,306	6.00%, 02/15/14, Series 2594, Class VP	6,504
2,913	6.00%, 03/15/14, Series 2594, Class VA	3,007
961	6.00%, 07/15/14, Series 2405, Class PC	961
2,130	6.00%, 08/15/15, Series 2371, Class VB	2,184
11,242	6.00%, 08/15/16, Series 2344, Class QG	11,615
3,360	6.00%, 09/15/16, Series 2353, Class TD	3,498
3,360	6.00%, 09/15/16, Series 2355, Class BP	3,475
1,120	6.00%, 09/15/16, Series 2359, Class PM	1,161
7,118	6.00%, 09/15/16, Series 2360, Class PG	7,336
1,400	6.00%, 09/15/16, Series 2363, Class PF	1,447
2,771	6.00%, 10/15/16, Series 2366, Class MD	2,864
3,057	6.00%, 12/15/16, Series 2394, Class MC	3,167
3,092	6.00%, 03/15/17, Series 2425, Class OB	3,194
4,804	6.00%, 01/15/19, Series 2367, Class VD	4,835
2,800	6.00%, 07/15/19, Series 2435, Class VH	2,898
5,265	6.00%, 08/15/20, Series 2594, Class VQ	5,400
2,800	6.00%, 12/15/20, Series 2392, Class PV	2,885
1,400	6.00%, 10/15/22, Series 2323, Class VO	1,437
2,800	6.00%, 11/15/23, Series 1642, Class PJ	2,883
160	6.00%, 11/15/23, Series 1685, Class Z	164
1,784	6.00%, 05/15/27, Series 1981, Class Z	1,815
1,791	6.00%, 02/15/28, Series 2130, Class QR	1,819
814	6.00%, 02/15/28, Series 2143, Class CD	829
3,160	6.00%, 09/15/28, Series 2086, Class GB	3,252
5,715	6.00%, 11/15/28, Series 2095, Class PE	5,920
2,418	6.00%, 02/15/29, Series 2125, Class JZ	2,483
3,301	6.00%, 11/15/29, Series 2460, Class VZ	3,392
3,360	6.00%, 05/15/30, Series 2565, Class MB	3,392
3,360	6.00%, 09/15/32, Series 2500, Class MC	3,459
2,800	6.00%, 12/15/32, Series 2543, Class YX	2,888
3,640	6.00%, 12/15/32, Series 2544, Class HC	3,757
3,763	6.00%, 01/15/33, Series 2552, Class ME	3,810
1,904	6.00%, 02/15/33, Series 2567, Class QD	1,957
5,601	6.00%, 02/15/33, Series 2575, Class ME	5,766
2,051	6.00%, 03/15/33, Series 2596, Class QG	2,115
4,085	6.11%, 11/15/33, Series 2705, Class SD, IF	3,145
1,000	6.13%, 05/15/23, Series 1518, Class G, IF	973
78	6.19%, 02/15/08, Series 1465, Class SA, IO, IF	3
1,813	6.25%, 10/15/23, Series 1591, Class PV	1,874
2,660	6.25%, 08/15/28, Series 2075, Class PM	2,767
1,484	6.30%, 01/15/13, Series 2025, Class PE	1,528
2,240	6.38%, 02/15/32, Series 2410, Class OE	2,312
3,289	6.38%, 01/15/34, Series 2739, Class S, IF	2,276
2,352	6.38%, 02/15/34, Series 2753, Class S, IF	1,802
1,323	6.44%, 05/15/24, Series 2306, Class SE, IO, FRN	223
2,800	6.50%, 05/15/08, Series 1512, Class J	2,873
722	6.50%, 05/15/08, Series 1513, Class N	738
49	6.50%, 03/15/09, Series 1701, Class B	49
1,321	6.50%, 12/15/12, Series 2419, Class VG	1,343
2,013	6.50%, 05/15/13, Series 2055, Class OE	2,087
850	6.50%, 10/15/13, Series 1596, Class D	879
111	6.50%, 10/15/13, Series 1844, Class E	112
304	6.50%, 03/15/14, Series 2135, Class UK, IO	48
2,149	6.50%, 09/15/15, Series 2353, Class PC	2,162

Principal Amount	Security Description	Value
2,490	6.50%, 07/15/16, Series 2295, Class VB	2,523
1,120	6.50%, 07/15/16, Series 2304, Class VB	1,139
3,569	6.50%, 08/15/16, Series 2345, Class PQ	3,714
2,101	6.50%, 10/15/16, Series 2349, Class NW	2,149
1,063	6.50%, 11/15/16, Series 2369, Class VB	1,064
1,575	6.50%, 08/15/17, Series 2342, Class PW	1,594
1,232	6.50%, 12/15/17, Series 2357, Class VX	1,246
3,920	6.50%, 04/15/18, Series 2461, Class VB	4,047
478	6.50%, 03/15/19, Series 2134, Class PI, IO	93
5,849	6.50%, 06/15/20, Series 2362, Class PD	6,004
1,340	6.50%, 07/15/23, Series 1558, Class D	1,378
4,200	6.50%, 09/15/23, Series 1608, Class L	4,421
2,184	6.50%, 12/15/23, Series 2283, Class K	2,319
1,582	6.50%, 01/15/24, Series 2345, Class PV	1,611
835	6.50%, 03/15/26, Series 1829, Class ZB	868
5,448	6.50%, 07/15/26, Series 1863, Class Z	5,646
36	6.50%, 10/15/27, Series 2136, Class PQ	36
1,696	6.50%, 12/15/27, Series 2019, Class Z	1,759
5,924	6.50%, 08/15/28, Series 2075, Class PH	6,150
1,945	6.50%, 10/15/28, Series 2362, Class PJ	1,988
444	6.50%, 02/15/31, Series 2382, Class TL, IO	42
1,613	6.50%, 04/15/31, Series 2317, Class VG	1,638
2,145	6.50%, 05/15/31, Series 2313, Class LA	2,232
14,836	6.50%, 08/15/31, Series 2344, Class ZD	15,371
2,254	6.50%, 08/15/31, Series 2344, Class ZJ	2,344
2,333	6.50%, 08/15/31, Series 2345, Class NE	2,418
989	6.50%, 08/15/31, Series 2351, Class PZ	1,040
1,680	6.50%, 08/15/31, Series 2454, Class BG	1,734
2,352	6.50%, 10/15/31, Series 2367, Class ME	2,490
2,800	6.50%, 01/15/32, Series 2399, Class OH	2,940
4,480	6.50%, 01/15/32, Series 2399, Class TH	4,695
5,601	6.50%, 02/15/32, Series 2410, Class NG	5,892
5,270	6.50%, 02/15/32, Series 2420, Class XK	5,540
3,360	6.50%, 03/15/32, Series 2430, Class WF	3,539
840	6.50%, 04/15/32, Series 2435, Class CJ	889
2,856	6.50%, 04/15/32, Series 2466, Class PG	2,997
5,636	6.50%, 05/15/32, Series 2455, Class GK	5,930
3,920	6.50%, 06/15/32, Series 2462, Class JG	4,119
1,400	6.50%, 06/15/32, Series 2466, Class PH	1,482
2,800	6.50%, 07/15/32, Series 2474, Class NR	2,947
2,396	6.50%, 07/15/32, Series 2484, Class LZ	2,551
5,580	6.50%, 03/15/33, Series 2586, Class WI, IO	1,098
1,090	6.78%, 11/15/34, Series 2888, Class SL, IF	924
57	7.00%, 01/15/08, Series 1473, Class HA	57
289	7.00%, 10/15/13, Series 1595, Class D	298
136	7.00%, 05/15/14, Series 2299, Class G	136
1,680	7.00%, 05/15/14, Series 2335, Class VH	1,740
177	7.00%, 05/15/22, Series 1250, Class J	177
2,573	7.00%, 04/15/23, Series 1502, Class PX	2,690
389	7.00%, 05/15/23, Series 1505, Class Q	405
2,549	7.00%, 09/15/23, Series 1573, Class PZ	2,688
560	7.00%, 03/15/24, Series 1695, Class EB	594
1,401	7.00%, 03/15/24, Series 1706, Class K	1,489
1,755	7.00%, 03/15/28, Series 2038, Class PN, IO	325
2,188	7.00%, 10/15/28, Series 2089, Class PJ, IO	418
323	7.00%, 04/15/29, Series 2141, Class IO, IO	65
2,240	7.00%, 06/15/29, Series 2169, Class TB	2,430
1,400	7.00%, 07/15/29, Series 2172, Class QC	1,516
1,753	7.00%, 08/15/29, Series 2176, Class OJ	1,831
3,528	7.00%, 10/15/30, Series 2259, Class ZM	3,641
2,505	7.00%, 03/15/31, Series 2296, Class PD	2,579
2,968	7.00%, 06/15/31, Series 2325, Class PM	3,192
4,200	7.00%, 03/15/32, Series 2423, Class MC	4,388
4,623	7.00%, 03/15/32, Series 2423, Class MT	4,827
3,920	7.00%, 04/15/32, Series 2434, Class TC	4,146
4,817	7.00%, 04/15/32, Series 2436, Class MC	5,067
2,215	7.00%, 05/15/32, Series 2450, Class GZ	2,314
433	7.03%, 06/15/33, Series 2631, Class BS, IO, IF	328
212	7.25%, 07/15/27, Series 1970, Class PG	215
1,680	7.25%, 09/15/30, Series 2256, Class MC	1,744
3,643	7.25%, 12/15/30, Series 2271, Class PC	3,804
663	7.50%, 01/15/19, Series 2827, Class SQ, FRN	663
252	7.50%, 08/15/22, Series 1343, Class LB	259

Principal Amount		Security Description	Value
2,130		7.50%, 02/15/23, Series 1466, Class PZ	2,237
371		7.50%, 08/15/24, Series 1745, Class D	377
571		7.50%, 09/15/26, Series 1890, Class H	606
1,277		7.50%, 01/15/27, Series 1963, Class Z	1,328
905		7.50%, 09/15/27, Series 1987, Class PE	940
1,540		7.50%, 03/15/28, Series 2040, Class PE	1,648
2,568		7.50%, 05/15/28, Series 2054, Class PV	2,701
672		7.50%, 06/15/29, Series 2163, Class PC, IO	139
1,496		7.50%, 05/15/30, Series 2234, Class PZ	1,550
1,324		7.50%, 08/15/30, Series 2247, Class Z	1,352
248		7.50%, 10/15/30, Series 2261, Class ZY	255
478		7.50%, 10/15/30, Series 2262, Class Z	491
1,415		8.00%, 02/15/22, Series 1212, Class IZ	1,448
200		8.00%, 08/15/22, Series 1343, Class LA	208
1,368		8.00%, 09/15/26, Series 1899, Class ZE	1,407
2,010		8.00%, 11/15/29, Series 2201, Class C	2,122
1,508		8.00%, 01/15/30, Series 2209, Class TC	1,621
2,096		8.00%, 01/15/30, Series 2210, Class Z	2,237
575		8.00%, 03/15/30, Series 2224, Class CB	603
1,853		8.00%, 04/15/30, Series 2230, Class Z	1,954
2,649		8.43%, 03/15/34, Series 2766, Class SX, IF	1,989
250		8.50%, 12/15/08, Series 1625, Class SD, IF	261
192		8.50%, 01/15/09, Series 1659, Class SB, IF	201
212		8.50%, 11/15/15, Series 2496, Class LD	214
72		8.50%, 09/15/21, Series 1144, Class KB	72
1,576		8.50%, 06/15/31, Series 2359, Class ZB	1,864
1,072		8.50%, 09/15/31, Series 2519, Class BT	1,166
1,082		8.50%, 11/25/32, Series 2004-61, Class SK, IF	1,158
6,500		8.58%, 05/15/30, Series 2755, Class SA, FRN	6,310
2,190		8.73%, 04/15/34, Series 2778, Class BS, IF	1,820
60		9.00%, 10/15/20, Series 1807, Class G	63
58		9.00%, 04/15/21, Series 1065, Class J	58
357		9.41%, 10/15/23, Series 1689, Class SD, IF	371
293		9.50%, 07/15/19, Series 11, Class D	292
87		9.50%, 04/15/20, Series 22, Class C	87
47		9.50%, 01/15/21, Series 99, Class Z	47
125		9.60%, 04/15/20, Series 23, Class F	124
257		9.79%, 07/15/08, Series 1544, Class J, IF	267
20		10.00%, 06/15/20, Series 47, Class F	20
73		10.00%, 02/15/24, Series 1671, Class QC, IF	71
539		10.17%, 03/15/09, Series 1698, Class SC, IF	578
2,030		10.48%, 02/15/32, Series 2412, Class SP, FRN	1,975
1,046		10.54%, 02/15/09, Series 2412, Class SE, FRN	1,082
1,778		10.54%, 08/15/17, Series 2488, Class WS, FRN	1,816
95		11.06%, 08/15/08, Series 1575, Class SB, IF	97
1,866		11.24%, 11/15/23, Series 1609, Class LG, FRN	1,942
223		11.48%, 11/15/22, Series 1592, Class KB, IF	226
2		11.53%, 02/15/09, Series 1796, Class S, IF	2
1,120		11.78%, 08/15/23, Series 1611, Class JB, IF	1,144
346		11.87%, 11/15/08, Series 1604, Class SA, IF	366
4,060		12.19%, 02/15/32, Series 2410, Class QS, FRN	4,389
1,101		12.33%, 02/15/28, Series 2189, Class SA, IF	1,153
608		12.49%, 11/15/08, Series 1612, Class SD, IF	646
30		12.91%, 02/15/24, Series 1686, Class SH, FRN	34
4,498		13.17%, 02/15/25, Series 2656, Class SH, IF	4,738
39		13.61%, 10/15/23, Series 1602, Class SA, IF	39
11		15.49%, 05/15/08, Series 1506, Class S, FRN	12
156		15.86%, 12/15/08, Series 2017, Class SE, FRN	172
555		16.50%, 11/15/08, Series 1606, Class SC, IF	619
106		16.94%, 10/15/13, Series 1607, Class SA, IF	124
356		18.38%, 07/15/23, Series 1541, Class M, IF	438
609		18.89%, 03/15/29, Series 2132, Class SB, IF	674
1,313		22.38%, 09/15/23, Series 2571, Class SK, IF	1,666
638		21.63%, 03/15/24, Series 2033, Class SN, IO, FRN	204
20		24.44%, 05/15/21, Series 1079, Class S, FRN	20
74		32.57%, 05/15/21, Series 1084, Class S, IF, HB	77
3		84.00%, 05/15/20, Series 41, Class I, HB	3
4		851.4%, 01/15/22, Series 1196, Class B, IO, IF, HB	8
—	(h)	981.87%, 06/15/07, Series 1298, Class L, IO, HB	1
—	(h)	1008.50%, 05/15/06, Series 1072, Class A, IO, HB	—	(h)
—	(h)	1008.12%, 06/15/06, Series 1098, Class M, IO, HB	—	(h)
—	(h)	1066.21%, 02/15/21, Series 1045, Class G, IO, HB	—	(h)
—	(h)	1179.24%, 11/15/21, Series 1172, Class L, IO, VAR, HB	1

Principal Amount	Security Description	Value
2	1329.04%, 05/15/23, Series 204, Class E, IO, IF	13
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association
5,431	0.60%, 04/25/24, Series 55, Class GL, IO, IF	45
	Federal Home Loan Mortgage Corp. STRIPS
2,070	7.00%, 03/25/23, Series 8, Class ZA	2,160
1,180	7.00%, 09/25/23, Series 29, Class J	1,199
26	9.00%, 04/01/22, Series 134, Class B, IO	5
	Federal Home Loan Mortgage Corp., Structured Pass Through Securities
1,452	Zero Coupon, 09/25/43, Series T-58, Class A, PO	1,255
10,950	6.50%, 02/25/43, Series T-54, Class 2A	11,343
3,850	7.00%, 02/25/43, Series T-54, Class 3A	4,069
3,490	7.50%, 07/25/32, Series T-41, Class 3A (m)	3,674
2,336	7.50%, 08/25/42, Series T-51, Class 2A, VAR	2,454
	Federal National Mortgage Association
51	Zero Coupon, 09/25/06, Series 1996-46, Class PE, PO	50
273	Zero Coupon, 09/25/08, Series 1996-20, Class L, PO	257
1,168	Zero Coupon, 09/25/08, Series 1996-39, Class J, PO	1,105
931	Zero Coupon, 10/25/08, Series 1996-24, Class B, PO	893
663	Zero Coupon, 12/25/08, Series 1998-27, Class B, PO	623
435	Zero Coupon, 03/25/09, Series 1996-24, Class E, PO	411
139	Zero Coupon, 09/25/22, Series 1997-70, PO	138
293	Zero Coupon, 10/25/22, Series G92-62, Class B, PO	245
170	Zero Coupon, 04/25/23, Series 1998-4, Class C, PO	145
6,948	Zero Coupon, 06/25/23, Series 1993-257, Class C, PO	6,197
568	Zero Coupon, 09/25/23, Series 1993-205, Class H, PO	486
187	Zero Coupon, 09/25/23, Series G93-37, Class H, PO	155
558	Zero Coupon, 04/25/32, Series 2002-21, Class LO, PO	444
2,341	Zero Coupon, 08/25/33, Series 2003-132, Class OA	1,835
3,049	Zero Coupon, 04/25/34, Series 2004-21, Class CO	1,846
1,960	Zero Coupon, 12/25/34, Series 2004-92, Class JO, PO	1,571
10,612	1.60%, 03/25/32, Series 2002-13, Class SJ, IO, FRN	463
4,403	1.84%, 03/25/27, Series 1997-20, ClassIO, IO, FRN	227
200	2.88%, 10/25/22, Series G92-59, Class F, FRN	199
179	2.90%, 09/25/22, Series G92-52, Class FD, FRN	178
1,044	3.00%, 07/25/22, Series 2003-68, Class QP	975
203	3.08%, 10/25/08, Series 1993-196, Class FA, FRN	200
55	3.17%, 06/25/08, Series 1993-107, Class F, FRN	54
373	3.18%, 03/25/09, Series 1994-33, Class FA, FRN	367
105	3.22%, 05/25/08, Series 1993-72, Class F, FRN	103
20	3.28%, 03/25/09, Series 1994-33, Class F, FRN	20
78	3.37%, 01/25/09, Series 1994-12, Class FC, FRN	76
125	3.38%, 03/25/17, Series 1996-27, Class FC, FRN	126
97	3.42%, 10/25/22, Series G92-61, Class FJ, FRN	97
1,150	3.43%, 10/25/23, Series 1993-199, Class FA, FRN	1,163
155	3.45%, 12/25/23, Series 1993-230, Class FA, FRN	157
1,120	3.50%, 02/25/29, Series 2002-93, Class PD	1,077
366	3.63%, 05/25/08, Series 1993-59, Class FA, FRN	368
940	3.76%, 08/25/23, Series G93-27, Class FD, FRN	949
918	3.88%, 12/25/23, Series 1993-247, Class FE, FRN	936
3,327	3.88%, 08/25/33, Series 2003-71, Class DS, FRN	2,418
616	3.98%, 12/25/08, Series 1993-221, Class FH, FRN	625
311	4.00%, 09/01/18, Series 1993-179, Class SB, FRN	392
1,502	4.00%, 04/25/19, Series 2004-22, Class A	1,411
1,120	4.00%, 10/25/19, Series 2004-76, Class CL	1,023
2,000	4.00%, 11/25/19, Series 2004-81, Class AC	1,820
3,752	4.00%, 04/25/33, Series 2003-22, Class UD	3,176
1,092	4.00%, 05/25/33, Series 2003-42, Class GB	956
12,898	4.25%, 06/25/33, Series 2004-4, Class QI, IO, IF	906
1,680	4.50%, 01/25/14, Series 2003-128, Class KE	1,663
1,568	4.50%, 03/25/15, Series 2003-65, Class CI, IO	249
952	4.50%, 04/25/17, Series 2003-27, Class DW	923
1,580	4.50%, 09/25/18, Series 2003-81, Class LC	1,510
22,278	4.75%, 11/25/33, Series 2003-116, Class SB, IO, IF	1,746
4,010	4.80%, 03/25/16, Series 2003-8, Class SB, IO, IF	270
25,203	4.80%, 06/25/23, Series 2003-80, Class SY, IO, IF	2,349
3,360	4.80%, 11/25/23, Series 2003-106, Class US, IF	2,149
3,703	4.80%, 03/25/34, Series 2004-14, Class SD, FRN	2,581
5,552	5.00%, 11/25/12, Series 2003-16, Class PI, IO	289
6,161	5.00%, 11/25/15, Series 2002-74, Class PD	6,182
4,480	5.00%, 01/25/16, Series 2002-74, Class LD	4,490
1,400	5.00%, 05/25/18, Series 2003-32, Class KC	1,386

Principal Amount	Security Description	Value
108	5.00%, 03/25/21, Series 1991-24, Class Z	107
2,240	5.00%, 12/25/22, Series 2003-122, Class TE	2,204
7,281	5.00%, 06/25/23, Series 2003-83, Class PG	7,171
928	5.04%, 08/25/33, Series 2003-74, Class SH, IF	707
840	5.15%, 04/25/34, Series 2004-58, Class ST, IF	827
2,538	5.20%, 08/25/23, Series 1999-38, Class SK, IO, FRN	221
1,737	5.30%, 12/25/28, Series 1998-66, Class SB, IO, FRN	192
3,192	5.50%, 05/25/16, Series 2002-61, Class PE	3,253
1,288	5.50%, 03/25/17, Series 2002-11, Class QG	1,316
9,941	5.50%, 04/25/17, Series 2002-18, Class PC	10,197
1,008	5.50%, 09/25/17, Series 2002-55, Class QE	1,022
16,802	5.50%, 09/25/17, Series 2002-56, Class UC	17,155
4,621	5.50%, 01/25/18, Series 2002-94, Class BK	4,724
19	5.50%, 06/25/20, Series 1990-60, Class K	19
34	5.50%, 08/25/20, Series 1990-93, Class G	34
1,084	5.50%, 06/25/22, Series 2002-91, Class UH, IO	166
412	5.50%, 09/25/22, Series 1992-143, Class MA	419
1,960	5.50%, 05/25/23, Series 2003-39, Class LW	2,006
2,800	5.50%, 05/25/23, Series 2003-41, Class PE	2,863
1,400	5.50%, 07/25/24, Series 2004-53, Class NC	1,422
1,728	5.50%, 04/18/29, Series 1999-18, Class Z	1,675
943	5.50%, 09/25/32, Series 2005-11, Class AZ	940
1,680	5.50%, 01/25/34, Series 2004-25, Class PC	1,714
1,120	5.50%, 02/25/34, Series 2004-36, Class PC	1,142
1,120	5.75%, 06/25/33, Series 2003-47, Class PE	1,124
1,489	5.85%, 09/25/18, Series 2003-92, Class SH, FRN	1,217
909	5.91%, 02/25/23, Series 2003-106, Class WS, IF	737
2,257	6.00%, 03/25/09, Series 1994-34, Class DZ	2,313
2,100	6.00%, 11/25/15, Series 2001-49, Class DQ	2,146
2,240	6.00%, 12/25/15, Series 2001-78, Class VB	2,274
2,240	6.00%, 03/25/16, Series 2001-5, Class OW	2,312
2,816	6.00%, 03/25/16, Series 2001-7, Class PR	2,973
3,303	6.00%, 04/25/16, Series 2001-10, Class PR	3,476
1,680	6.00%, 12/25/16, Series 2001-71, Class MB	1,741
5,277	6.00%, 12/25/16, Series 2001-71, Class QE	5,449
3,360	6.00%, 12/25/16, Series 2001-74, Class MB	3,527
5,153	6.00%, 02/25/17, Series 2002-2, Class UC	5,289
10,361	6.00%, 02/25/17, Series 2002-3, Class OG	10,760
2,240	6.00%, 03/25/17, Series 2002-7, Class OG	2,324
5,811	6.00%, 03/25/17, Series 2002-7, Class TG	6,045
2,800	6.00%, 04/25/17, Series 2002-19, Class PE	2,903
1,680	6.00%, 04/25/17, Series 2002-24, Class AJ	1,735
1,120	6.00%, 07/25/17, Series 2002-42, Class C	1,171
1,240	6.00%, 02/25/20, Series 2001-28, Class VB	1,249
993	6.00%, 02/25/20, Series 2002-7, Class QM	1,007
2,162	6.00%, 08/25/21, Series 2001-71, Class JW	2,216
556	6.00%, 08/25/22, Series 1992-136, Class PK	570
918	6.00%, 04/25/23, Series G93-17, Class SI, FRN	921
3,813	6.00%, 07/18/28, Series 1998-36, Class ZB	3,849
3,220	6.00%, 07/25/29, Series 2001-80, Class PE	3,322
1,453	6.00%, 05/25/31, Series 2001-31, Class VD	1,500
6,584	6.00%, 07/25/31, Series 2001-33, Class ID, IO	1,309
5,333	6.00%, 11/25/31, Series 2002-74, Class VA	5,448
7,001	6.00%, 11/25/31, Series 2002-74, Class VB	7,096
2,614	6.00%, 05/25/33, Series 2003-34, Class AX	2,695
2,256	6.00%, 05/25/33, Series 2003-34, Class ED	2,334
2,330	6.00%, 05/25/33, Series 2003-39, IO, VAR	431
3,717	6.16%, 08/25/23, Series 1996-14, Class SE, IO, FRN	686
1,936	6.25%, 07/25/30, Series 2000-20, Class SA, IO, IF	226
838	6.35%, 04/25/29, Series 1999-17, Class C	866
847	6.50%, 05/25/08, Series 1993-55, Class K	869
1,527	6.50%, 11/25/10, Series 2001-52, Class XM	1,574
655	6.50%, 12/25/12, Series 2002-9, Class VE	673
1,120	6.50%, 08/25/15, Series 2001-61, Class VQ	1,161
4,480	6.50%, 11/25/15, Series 2001-52, Class XN	4,670
1,120	6.50%, 12/25/16, Series 2001-50, Class VB	1,156
114	6.50%, 08/25/20, Series 1990-102, Class J	117
4,274	6.50%, 09/25/21, Series 2001-48, Class Z	4,529
1,495	6.50%, 02/25/22, Series 2002-1, Class HC	1,550
324	6.50%, 08/25/22, Series 1996-59, Class J	334
48	6.50%, 09/25/22, Series 1993-185, Class A, IO	1
276	6.50%, 02/25/23, Series G93-5, Class Z	285
401	6.50%, 03/25/23, Series G93-14, Class J	413

Principal Amount	Security Description	Value
373	6.50%, 11/25/23, Series 1995-19, Class Z	401
467	6.50%, 12/25/23, Series 1993-225, Class UB	486
2,800	6.50%, 03/25/24, Series 1994-37, Class L	2,930
7,998	6.50%, 03/25/24, Series 1994-40, Class Z	8,391
5,041	6.50%, 03/25/24, Series 2002-4, Class VC	5,184
395	6.50%, 07/18/27, Series 1997-42, Class ZC	406
1,849	6.50%, 09/25/31, Series 2001-49, Class Z	1,923
1,202	6.50%, 10/25/31, Series 2001-52, Class KB	1,249
3,920	6.50%, 04/25/32, Series 2002-21, Class PE	4,095
2,482	6.50%, 04/25/32, Series 2002-59, Class VA	2,500
6,609	6.50%, 04/25/32, Series 2002-59, Class VB	6,786
7,841	6.50%, 05/25/32, Series 2002-28, Class PK	8,230
3,806	6.50%, 06/25/32, Series 2002-37, Class Z	3,970
5,601	6.50%, 08/25/32, Series 2002-48, Class GH	5,943
592	6.75%, 12/25/23, Series 1994-55, Class G	600
7,283	6.88%, 08/25/23, Series 2002-83, Class CS	7,619
302	7.00%, 01/25/08, Series 1993-8, Class H	310
410	7.00%, 05/18/12, Series 1997-51, Class PM, IO	37
2,800	7.00%, 12/25/16, Series 2001-61, Class VB	2,982
1,118	7.00%, 01/25/19, Series 2003-67, Class VQ	1,206
2,156	7.00%, 03/25/21, Series 2001-4, Class PC	2,270
521	7.00%, 01/25/22, Series G92-15, Class Z	539
141	7.00%, 07/25/22, Series G92-42, Class Z	148
282	7.00%, 10/25/22, Series G92-61, Class Z	297
5,532	7.00%, 02/25/23, Series 1997-61, Class ZC	5,801
1,243	7.00%, 09/25/23, Series 1993-167, Class GA	1,286
1,927	7.00%, 12/25/23, Series 1993-250, Class Z	2,006
1,240	7.00%, 01/25/26, Series 1996-32, Class PH	1,273
1,073	7.00%, 12/18/27, Series 1997-81, Class PI, IO	218
758	7.00%, 12/25/29, Series 2002-36, Class HZ	774
2,322	7.00%, 03/25/31, Series 2001-7, Class PF	2,419
2,296	7.00%, 07/25/31, Series 2001-30, Class PM	2,410
3,640	7.00%, 08/25/31, Series 2001-36, Class DE	3,888
5,743	7.00%, 09/25/31, Series 2001-44, Class MY	6,184
1,682	7.00%, 09/25/31, Series 2001-44, Class PD	1,754
2,466	7.00%, 09/25/31, Series 2001-44, Class PU	2,576
3,981	7.00%, 11/25/31, Series 2001-61, Class Z	4,241
1,165	7.03%, 07/25/33, Series 2003-64, Class SX, FRN	793
1,925	7.25%, 07/18/27, Series 1997-42, Class EN	1,991
2,874	7.25%, 01/25/34, Series 2003-130, Class SX, FRN	2,788
1,371	7.50%, 09/25/07, Series 1992-156, Class K	1,411
134	7.50%, 02/25/22, Series 1992-38, Class Z	138
20	7.50%, 06/25/22, Series 1992-101, Class J	20
1,177	7.50%, 07/25/22, Series G92-35, Class E	1,237
1,581	7.50%, 09/25/22, Series G92-54, Class ZQ	1,671
1,575	7.50%, 10/25/22, Series 1992-188, Class PZ	1,675
977	7.50%, 03/25/23, Series 1993-25, Class J	1,033
255	7.50%, 04/18/27, Series 1997-27, Class J	269
424	7.50%, 04/20/27, Series 1997-29, Class J	443
2,589	7.50%, 05/20/27, Series 1997-39, Class PD	2,703
1,503	7.50%, 12/18/29, Series 1999-62, Class PB	1,594
4,944	7.50%, 02/25/30, Series 2000-2, Class ZE	5,229
718	7.70%, 03/25/23, Series 1993-21, Class KA	761
2,804	7.75%, 09/25/33, Series 2003-91, Class SD, IF	2,630
919	7.75%, 09/25/22, Series 1992-163, Class M	975
1,304	7.90%, 01/25/23, Series G93-1, Class KA	1,391
168	8.00%, 08/25/07, Series 1992-152, Class N, IO	11
131	8.00%, 10/25/19, Series 1989-70, Class G	139
6,438	8.00%, 07/25/22, Series G92-44, Class ZQ	6,910
95	8.50%, 11/25/19, Series 1989-83, Class H	102
449	8.50%, 01/25/25, Series 1995-2, Class Z	479
412	8.50%, 01/25/31, Series 2000-52, Class IO, IO	74
2,569	8.50%, 11/25/32, Series 2003-52, Class SX, FRN	2,785
9,593	8.50%, 06/25/33, Series 2004-4, Class QM, FRN	9,335
4,017	8.50%, 07/25/33, Series 2004-36, Class SN, IF	3,837
4,281	8.54%, 07/25/34, Series 2004-51, Class SY, FRN	4,198
229	8.75%, 10/25/21, Series G-35, Class M	248
67	8.80%, 01/25/20, Series 1990-1, Class D	72
326	8.80%, 01/25/25, Series G95-1, Class C	352
104	9.00%, 11/25/19, Series 1989-89, Class H	112
237	9.00%, 10/25/20, Series 1990-120, Class H	250
140	9.06%, 12/25/22, Series 1993-225, Class VO, FRN	145
1,243	9.13%, 11/25/09, Series 2002-73, Class S, IF	1,220

Principal Amount		Security Description	Value
207		9.25%, 09/25/08, Series 1993-186, Class SA, FRN	215
114		9.25%, 10/25/08, Series 1993-196, Class SB, FRN	118
30		9.25%, 04/25/18, Series 1988-7, Class Z	32
3,949		9.26%, 12/25/32, Series 2002-77, Class S, IF	3,843
51		9.40%, 11/25/19, Series 1989-78, Class H	56
300		9.50%, 12/25/08, Series 1993-221, Class SE, IF	317
26		9.50%, 06/25/20, Series 1990-63, Class H	28
193		9.85%, 11/01/18, Series 1997-77, Class M	210
207		10.00%, 03/25/32, Series 2002-13, Class ST, FRN	227
202		10.22%, 09/25/23, Series 1993-165, Class SD, FRN	212
1,004		10.25%, 11/25/13, Series 1993-220, Class SG, IF	1,016
1,735		10.45%, 03/25/09, Series 2002-8, Class SR, IF	1,797
207		10.50%, 10/25/23, Series 1993-179, Class SC, FRN	240
425		10.63%, 12/25/23, Series 1993-247, Class SU, FRN	473
1,144		10.83%, 12/25/31, Series 2001-72, Class SX, FRN	1,201
11,668		11.69%, 04/25/34, Series 2004-25, Class SA, FRN	11,692
8,231		11.69%, 05/25/34, Series 2004-36, Class SA, FRN	8,160
262		11.74%, 10/25/08, Series 1993-197, Class SB, FRN	276
618		12.21%, 10/25/08, Series 1993-190, Class S, FRN	652
278		12.23%, 09/25/21, Series G-28, Class S, FRN	323
439		12.50%, 09/25/23, Series 1993-165, Class SK, IF	543
1,360		13.06%, 04/25/23, Series 1998-43, Class SA, IO, FRN	465
204		13.09%, 09/25/08, Series 1993-175, Class SA, FRN	220
735		13.79%, 09/25/08, Series 1993-164, Class SC, FRN	796
767		14.29%, 12/25/08, Series 1993-233, Class SB, FRN	835
918		14.44%, 12/25/23, Series 2002-1, Class UD, FRN	1,005
445		15.13%, 04/25/23, Series 1993-62, Class SA, FRN	534
577		15.40%, 10/25/23, Series 1999-52, Class NS, IF	670
277		15.50%, 02/25/23, Series 1993-27, Class SA, IF	362
24		15.59%, 10/25/22, Series 1992-201, Class SB, FRN	25
1,514		15.93%, 02/25/32, Series 2002-1, Class SA, IF	1,623
103		16.28%, 02/25/09, Series 1994-13, Class SK, FRN	113
7,205		17.20%, 02/25/34, Series 2004-10, Class SC, FRN	8,157
22		17.29%, 11/25/20, Series 1990-134, Class SC, FRN	26
93		18.49%, 12/25/21, Series G-51, Class SA, FRN	125
1		505.92%, 08/25/20, Series 1990-94, Class H, HB	9
1		652.15%, 12/25/20, Series 1990-140, Class K, IO, HB	18
—	(h)	758.75%, 01/25/06, Series 1991-4, Class N, IO, HB	—	(h)
4		784.92%, 06/25/21, Series G-17, Class S, FRN, HB	68
—	(h)	908.50%, 02/25/21, Series 1991-7, Class K, IO, HB	4
—	(h)	1008.25%, 04/25/06, Series 1991-33, Class J, IO, HB	—	(h)
—	(h)	1118.04%, 08/25/20, Series 1990-95, Class J, IO, HB	14
1		1184.78%, 07/25/22, Series G92-35, Class G, IO, HB	26
1		8410.92%, 05/25/22, Series G92-27, Class SQ, HB	107
		Federal National Mortgage Association Interest STRIPS
2,943		01/01/32, Series 329, Class 1, PO	2,250
3,063		09/01/33, Series 340, Class 1, PO	2,244
154		7.50%, 04/01/23, Series 218, Class 2, IO	30
120		9.00%, 03/01/24, Series 265, Class 2	129
41		10.00%, 09/01/17, Series 23, Class 2, IO	9
5		10.50%, 03/01/19, Series 50, Class 2, IO	1
7		256%, 11/01/08, Series K, Class 2, IO, HB	21
		Federal National Mortgage Association Whole Loan
2,800		4.75%, 12/25/42, Series 2003-W8, Class 1A3	2,778
2,895		5.25%, 11/25/30, Series 2002-W5, Class A10, IO, FRN	195
2,674		6.00%, 07/25/29, Series 2002-W5, Class A6	2,673
2,800		6.25%, 08/25/30, Series 2002-W5, Class A7	2,863
1,109		6.50%, 10/25/42, Series 2003-W4, Class 2A	1,126
6,509		6.50%, 12/25/42, Series 2003-W1, Class 1A1	6,715
7,681		7.00%, 02/25/44, Series 2004-W2, Class 2A2	8,036
2,181		7.50%, 12/25/42, Series 2003-W1, Class 2A	2,291
		Government National Mortgage Association
973		Zero Coupon, 03/16/33, Series 2003-24, PO	803
2,434		Zero Coupon, 06/16/33, Series 2003-52, Class AP, PO	1,877
715		Zero Coupon, 08/20/33, Series 2003-66, Class EO, PO	604
323		Zero Coupon, 10/20/33, Series 2003-86, Class CO, PO	165
1,225		Zero Coupon, 10/20/33, Series 2003-90, PO	1,041
23,034		2.65%, 02/20/34, Series 2004-11, Class SW, IO, IF	792
14,693		3.73%, 12/16/33, Series 2003-112, Class SA, IO, IF	786
6,314		4.17%, 09/17/31, Series 2003-95, Class SC, IO, FRN	273
11,341		4.35%, 09/20/31, Series 2003-76, Class LS, IO, FRN	724
2,211		4.57%, 01/16/32, Series 2002-3, Class SP, IO, IF	116
17,295		4.68%, 04/16/30, Series 2002-31, Class SE, IO, IF	1,422

Principal Amount	Security Description	Value
13,464	4.85%, 08/20/32, Series 2002-70, Class PS, IO, IF	1,009
4,665	4.85%, 02/20/33, Series 2003-12, Class SP, FRN	333
8,886	4.88%, 02/16/33, Series 2003-11, Class SK, IO, IF	806
1,820	5.00%, 02/20/29, Series 2003-98, Class PC	1,831
7,834	5.13%, 04/16/32, Series 2002-24, Class AG, IO, FRN	716
1,619	5.23%, 08/16/31, Series 2001-36, Class S, IO, IF	99
1,672	5.32%, 01/19/30, Series 2001-4, Class SJ, IO, FRN	84
2,110	5.43%, 08/16/31, Series 2001-35, Class SA, IO, IF	138
1,893	5.50%, 12/20/13, Series 2003-4, Class NY	1,928
3,996	5.50%, 11/20/28, Series 2002-88, Class LI, IO	308
5,689	5.50%, 01/20/32, Series 2003-4, Class NI, IO	902
870	5.68%, 10/20/30, Series 2000-34, Class SG, IO, IF	49
2,461	5.73%, 03/16/31, Series 2001-6, Class SD, IO, IF	155
2,169	5.78%, 08/16/29, Series 1999-30, Class S, IO, IF	190
3,552	6.00%, 03/20/12, Series 2002-70, Class AV	3,666
9,134	6.00%, 03/20/13, Series 2002-67, Class VA	9,347
1,642	6.00%, 11/20/13, Series 2002-79, Class KV	1,694
1,435	6.00%, 12/20/14, Series 2002-71, Class VJ	1,459
3,025	6.00%, 12/20/17, Series 2002-88, Class VA	3,126
9,921	6.00%, 02/20/29, Series 1999-4, Class ZB	10,020
1,411	6.00%, 11/20/32, Series 2002-75, Class PB	1,450
1,453	6.50%, 07/20/17, Series 2001-60, Class VP	1,502
4,480	6.50%, 09/20/17, Series 2002-47, Class VB	4,574
3,360	6.50%, 04/20/18, Series 2002-41, Class VB	3,425
6,161	6.50%, 07/20/19, Series 2002-36, Class VB	6,269
6,721	6.50%, 10/16/24, Series 1994-7, Class PQ	7,100
1,232	6.50%, 01/16/29, Series 1999-15, Class E	1,274
4,931	6.50%, 04/20/29, Series 1999-10, Class ZC	5,095
2,913	6.50%, 03/20/31, Series 2001-7, Class PK	3,017
4,355	6.50%, 03/20/31, Series 2001-8, Class Z	4,530
2,800	6.50%, 12/20/31, Series 2001-64, Class MQ	2,930
2,800	6.50%, 01/20/32, Series 2002-7, Class PG	2,898
2,912	6.50%, 06/20/32, Series 2002-40, Class UK	3,074
14,002	6.50%, 06/20/32, Series 2002-45, Class QE	14,681
3,976	6.50%, 07/16/32, Series 2002-47, Class PG	4,178
8,821	6.50%, 07/20/32, Series 2002-47, Class ZA	9,193
4,629	6.50%, 07/20/32, Series 2002-52, Class GH	4,868
2,800	6.50%, 08/20/32, Series 2002-54, Class GB	2,921
3,196	6.50%, 01/20/33, Series 2003-58, Class BE	3,353
1,960	6.50%, 03/20/33, Series 2003-40, Class TJ	2,097
2,072	6.50%, 03/20/33, Series 2003-46, Class TC	2,169
1,120	6.50%, 05/20/33, Series 2003-46, Class MG	1,177
1,680	7.00%, 02/16/30, Series 2000-14, Class PD	1,776
1,532	7.00%, 01/20/32, Series 2002-80, Class EB	1,623
610	7.15%, 12/20/30, Series 2000-38, Class AH	629
4,610	7.49%, 07/16/24, Series 1994-3, Class PQ	4,867
1,862	7.50%, 09/17/25, Series 1998-26, Class K	1,970
1,256	7.50%, 06/16/26, Series 2000-9, Class PB	1,293
2,129	7.50%, 08/16/26, Series 1996-16, Class E	2,234
3,573	7.50%, 05/16/27, Series 1997-8, Class PN	3,753
870	7.50%, 07/20/27, Series 1997-11, Class D	910
2,138	7.50%, 11/20/29, Series 1999-40, Class ZW	2,269
1,014	7.50%, 12/20/29, Series 1999-44, Class PC	1,069
810	7.50%, 02/16/30, Series 2000-16, Class ZN	849
2,560	7.50%, 02/20/30, Series 2000-6, Class Z	2,690
1,960	7.50%, 03/20/33, Series 2003-40, Class TC	2,205
782	7.70%, 04/16/32, Series 2002-24, Class SB, FRN	771
949	7.75%, 09/20/30, Series 2000-26, Class Z	982
2,722	7.99%, 07/16/24, Series 1994-4, Class KQ	2,885
3,079	8.00%, 11/16/29, Series 1999-41, Class Z	3,286
3,037	8.00%, 12/20/29, Series 1999-44, Class ZG	3,210
1,241	8.00%, 06/20/30, Series 2000-9, Class Z	1,308
1,102	8.00%, 12/20/30, Series 2000-37, Class B	1,166
5,286	8.16%, 10/16/34, Series 2004-83, Class AP, FRN	5,183
4,717	8.50%, 12/16/29, Series 1999-44, Class ZC	5,298
5,168	8.50%, 02/16/30, Series 2000-9, Class ZJ	5,737
770	8.50%, 09/20/30, Series 2000-26, Class TZ	820
7,014	9.00%, 03/16/30, Series 2000-21, Class Z	7,973
1,514	9.00%, 10/20/30, Series 2000-31, Class Z	1,671
243	9.00%, 11/16/30, Series 2000-36, Class IK, IO	46
1,512	9.00%, 11/20/30, Series 2000-35, Class ZA	1,622
286	9.00%, 06/16/32, Series 2002-41, Class SV, FRN	308
3,530	9.02%, 08/17/34, Series 2004-73, Class AE	3,522

Principal Amount	Security Description	Value
106	9.20%, 09/16/29, Series 1999-33, Class SM, IF	116
148	11.05%, 12/16/22, Series 2000-30, Class ST, IF	167
2,690	11.91%, 04/16/34, Series 2004-28, Class S, FRN	2,693
142	13.00%, 07/20/31, Series 2001-32, Class WA, FRN	151
481	20.15%, 04/20/31, Series 2002-51, Class SG, FRN	558
1,641	26.05%, 02/16/30, Series 2000-12, Class ST, FRN	2,165
	Vendee Mortgage Trust
2,154	5.63%, 02/15/24, Series 1994-1, Class 1, VAR	2,151
1,588	6.50%, 02/15/13, Series 1994-1, Class 2J	1,628
3,096	6.75%, 02/15/26, Series 96-1, Class 1Z	3,281
2,170	6.75%, 06/15/26, Series 1996-2, Class 1Z	2,283
6,161	7.00%, 09/15/27, Series 1998-1, Class 2E	6,469
4,555	7.50%, 02/15/27, Series 1997-1, Class 2Z	4,903

		1,367,442

Non-Agency CMO — 8.4%
	Banc of America Funding Corp.
2,612	Zero Coupon, 03/25/34, Series 2004-1, PO	2,012
2,912	5.50%, 10/25/33, Series 2003-3, Class 1A33	2,854
1,571	Bank of America Alternative Loan Trust
	Zero Coupon, 01/25/34, Series 2003-11, PO	1,236
1,072	Bank of America Alternative Loan Trust, Series
	Zero Coupon, 02/25/33, Series 2003-1, Class A, PO	783
1,451	Bank of America Mortgage Securities
	09/25/32, Series 2004-9, Class 3, PO	1,209
946	Zero Coupon, 05/25/32, Series 2004-8, Class 5, PO	794
1,525	Zero Coupon, 11/25/33, Series 2003-8 Class A, PO	1,130
848	Zero Coupon, 05/25/34, Series 2004-4 Class A, PO	646
3,260	Zero Coupon, 07/25/34, Series 2004-6 Class A, PO	2,302
1,950	Zero Coupon, 10/25/34, Series 2004-8, Class X, PO	1,604
23,418	0.22%, 04/25/19, Series 2004-3, Class 15, IO, VAR	132
2,800	4.12%, 06/25/34, Series 2004-E, Class 2A5, FRN	2,714
1,020	4.75%, 09/25/18, Series 2003-7, Class A2	1,002
1,120	Bear Stearns Adjustable Rate Mortgage Trust
	3.51%, 06/25/34, Series B2004-4, Class A4, VAR	1,087
	Bear Stearns Commercial Mortgage Securities
2,225	3.70%, 02/13/46, Series 2004-T16, Class A2	2,172
350	7.64%, 02/15/32, Series 2000-WF1, Class A1	374
815	Calwest Industrial Trust
	3.19%, 02/15/12, Series 2002-CALW, Class AFL	817
3,090	Cendant Mortgage Corp
	Zero Coupon, 10/25/33, Class 1P, PO	2,187
	Citicorp Mortgage Securities, Inc.
1,268	4.05%, 11/25/23, Series 1993-14, Class A3, FRN	1,278
94	7.50%, 04/25/25, Series 1995-2, Class A7	94
	Citigroup Mortgage Loan Trust, Inc.
859	Zero Coupon, 06/25/31, Series 2003-1, Class WPO1, PO	730
1,485	Zero Coupon, 10/25/33, Series 2003-1, Class 2, PO	1,076
614	Zero Coupon, 10/25/33, Series 2003-1, Class 2A6, PO	267
1,941	Zero Coupon, 12/25/18, Series 2003-UST1, PO	1,549
1,111	Zero Coupon, 12/25/18, Series 2003-UST1, PO	876
1,219	Zero Coupon, 10/25/33, Series 2003-1, Class 3, PO	876
6,765	5.50%, 12/25/18, Series 2003-UST1, Class A1, FRN	6,822
2,720	7.00%, 09/25/33, Series 2003-UP3, Class A3	2,809
	Countrywide Alternative Loan Trust
1,328	2.50%, 01/25/33, Series 2002-17, Class A7	1,266
3,360	6.50%, 07/25/32, Series 2002-8, Class A4	3,395
3,014	6.75%, 12/25/31, Series 2001-10, Class A5	3,022
	Countrywide Home Loan Mortgage Pass Through Trust
1,120	Zero Coupon, 10/25/33, Series 2003-44 A9, PO	664
10,718	3.50%, 08/25/33, Series 2003-26, Class 1A6	10,494
2,444	4.15%, 06/20/34, Series 2004-HYB3, Class 2A, VAR	2,385
3,054	4.31%, 05/20/34, Series 2004-HYB1, Class 2A, VAR	3,017
2,612	4.55%, 04/25/33, Series 2003-J2 A17, IO, IF	123
3,195	5.25%, 09/25/33, Series 2003-34, Class A11	3,191
5,506	5.50%, 08/25/33, Series 2003-29, Class A1	5,519
2,684	5.50%, 10/25/34, Series 2004-19, Class A8	2,675
7,835	6.11%, 08/25/18, Series 2003-J7, Class 4A3, FRN	7,129
15,440	6.25%, 10/25/32, Series 2002-22, Class A20	15,615
1,561	4.11%, 06/25/34, Series 2004-7, Class 2A1, FRN	1,510
	CS First Boston Corp.
152	Zero Coupon, 04/25/17, Series 1987, Class C, PO	132
272	10.97%, 04/25/17, Series 1987, Class C, IO	79

Principal Amount		Security Description	Value
108		DLJ Mortgage Acceptance Corp.
		Zero Coupon, 05/28/28, Series 1998-A, Class A2, VAR (e)	107
		First Horizon Asset Securities, Inc.
17,754		4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	17,832
17,321		5.04%, 04/25/35, Series 2004-AR1, Class 2A2, FRN	17,397
2,437		GS Mortgage Securities Corp. II
		2.96%, 11/15/15, Series 2003-FL6A, Class A1, FRN (e)	2,437
		GSR Mortgage Loan Trust
3,090		5.00%, 08/25/19, Series 2004-10F, Class 2A1	3,115
3,953		6.00%, 11/25/34, Series 2004-13F, Class 2A3	3,965
3,604		6.00%, 11/25/34, Series 2004-13F, Class 3A3	3,614
4,300		6.50%, 05/25/34, Series 2004-6F, Class 3A4	4,513
2,617		Impac Secured Assets Corp.
		3.25%, 11/25/34, Series 2004-3, Class 1A4, FRN	2,626
10,470		Mastr Adjustable Rate Mortgages Trust
		3.82%, 12/21/34, Series 2004-13, Class 2A1, VAR, FRN	10,357
		MASTR Alternative Loans Trust
2,447		Zero Coupon, 07/25/34, Series 2004-7 30, PO	1,825
1,964		Zero Coupon, 08/25/34, Series 2004-7 30, PO	1,345
2,577		4.50%, 09/25/19, Series 2004-10, Class 1A1	2,504
		MASTR Asset Securitization Trust
1,999		Zero Coupon, 07/25/19, Series 2004-6, Class 15, PO	1,523
1,105		Zero Coupon, 08/25/19, Series 2004-8, PO	825
1,489		Zero Coupon, 12/25/33, Series 2003-12, Class30, PO	1,062
1,015		Zero Coupon, 02/25/34, Series 2004-1 Class 30, PO	733
2,598		5.00%, 05/25/18, Series 2003-4, Class 2A2	2,623
2,310		Medallion Trust
		3.00%, 05/25/35, Series 2004-1G, Class A1	2,312
		Merrill Lynch Trust
1,689		7.43%, 08/01/24	1,689
530		8.99%, 10/20/20, Series 47, Class Z	553
25		Morgan Stanley Dean Witter Capital I
		5.98%, 01/15/39, Series 2002-TOP7, Class A2	26
		Morgan Stanley Mortgage Trust
25		Zero Coupon, 12/20/21, Series 39-3, PO	25
—	(h)	1297.64%, 04/20/21, Series 35, Class 2, HB	32
8,199		MortgageIT Trust, FRN
		3.17%, 02/25/35, Series 2005-1, Class 1A1, VAR	8,199
		Nomura Asset Acceptance Corp.
843		5.00%, 04/25/18, Series 2003-A1, Class A7	850
2,977		5.50%, 05/25/33, Series 2003-A1, Class A1	3,012
2,810		6.00%, 05/25/33, Series 2003-A1, Class A2	2,850
3,709		6.50%, 10/25/34, Series 2004-R2, Class A1, VAR (e)	3,795
651		7.00%, 04/25/33, Series 2003-A1, Class A5	653
		Paine Webber CMO Trust
144		8.50%, 08/01/19, Series P, Class 4	150
26		8.75%, 04/01/18, Series H, Class 4	27
2,500		Permanent Financing plc
		3.04%, 03/10/09, Series 4, Class 2A, FRN	2,501
23		PNC Mortgage Securities Corp.
		6.75%, 08/25/29, Series 1999-8, Class 1A11	23
		Residential Accredit Loans, Inc.
10,920		4.70%, 05/25/18, Series 2003-QS9, Class A3, IO, IF	969
4,458		4.75%, 02/25/18, Series 2003-QS3, Class A8, IO, IF	308
9,134		4.75%, 06/25/18, Series 2003-QS12, Class A2A, IO, IF	839
2,737		5.00%, 06/25/18, Series 2003-QS12, Class A5, IO	421
6,306		5.00%, 09/25/18, Series 2003-QS18, Class A1	6,271
1,680		5.00%, 06/25/34, Series 2004-QS8, Class A2	1,653
5,601		6.25%, 06/25/17, Series 2002-QS8, Class A5	5,676
1,960		6.75%, 03/25/32, Series 2002-QS3, Class A10	1,981
4,840		10.23%, 02/25/18, Series 2003-QS3, Class A2, FRN	5,027
2,356		10.66%, 10/25/17, Series 2002-QS16, Class A3, FRN	2,502
577		Residential Asset Mortgage Products, Inc.
		Zero Coupon, 05/25/33, Series 2003-RM2, Class AP3, PO	447
1,506		Residential Asset Securitization Trust
		5.50%, 01/25/34, Series 2003-A13, Class A3	1,496
		Residential Funding Mortgage Securities I
2,750		Zero Coupon, 07/25/18, Series 2003-S14, Class A4, PO	2,186
10,674		4.00%, 05/25/33, Series 2003-S7, Class A17	10,307
2,240		4.50%, 12/25/32, Series 2003-S12, Class 4A5	2,105
1,680		5.50%, 06/25/33, Series 2003-S13, Class A3	1,626
1,937		RMAC plc
		3.11%, 12/12/20, Series 2004-NS1, Class A1B, FRN (e)	1,937
83		Rural Housing Trust

Principal Amount	Security Description	Value
	7.33%, 04/01/26, Series 1987-1, Class 3B	83
	Salomon Brothers Mortgage Securities VII
1,178	Zero Coupon, 12/25/18, Series 2003-UP2 Class 1, PO	971
60	8.00%, 09/25/30, Series 2000-UP1, Class A2	62
4,200	Structured Adjustable Rate Mortgage Loan Trust
	5.02%, 06/25/34, Series 2004-6, Class 5A4, VAR	4,144
	Structured Asset Securities Corp.
464	Zero Coupon, 05/25/32, Series 2003-8 1A2, PO	380
3,120	5.00%, 04/25/18, Series 2003-8, Class 1A2	3,100
7,585	Wachovia Bank Commercial Mortgage Trust
	4.04%, 10/15/41, Series 2004-C15, Class A2	7,360
912	Wamu Alternative Mortgage Pass-Through Certificates
	Zero Coupon, 03/25/35, Series 2003-1, Class CP, PO	612
	Washington Mutual, Inc.
866	Zero Coupon, 10/25/18, Series 2003-S10, Class A6, PO	601
1,544	Zero Coupon, 10/25/33, Series 2003-S9, Class P, PO	1,069
5,143	4.50%, 09/25/18, Series 2003-S8, Class A4	4,958
2,240	4.50%, 09/25/18, Series 2003-S8, Class A6	2,145
2,240	3.03%, 08/25/33, Series 2003-AR7, Class A6, VAR	2,136
	Wells Fargo Mortgage Backed Securities Trust
2,095	Zero Coupon, 10/25/18, Series 2003-11 1A, PO	1,607
9,946	3.50%, 01/25/35, Series 2004-EE, Class 3A1, FRN	9,772
4,200	3.54%, 09/25/34, Series 2004-S, Class A5, FRN	4,022
1,400	4.50%, 08/25/18, Series 2003-8, Class A9	1,336
2,800	4.50%, 11/25/18, Series 2003-13, Class A7	2,619
13,508	4.58%, 01/25/35, Series 2004-BB, Class A4, FRN	13,478
3,360	4.75%, 10/25/18, Series 2003-11, Class 1A4	3,298
3,619	5.00%, 07/25/19, Series 2004-7, Class 2A2	3,598
5,686	5.50%, 01/25/34, Series 2003-17, Class 2A4	5,686

		325,536

	Total Collateralized Mortgage Obligations (Cost $1,714,922)	1,692,978

CORPORATE BONDS — 14.9%
Aerospace & Defense — 0.1%
2,220	General Dynamics Corp.
	2.13%, 05/15/06	2,176
1,257	Systems 2001 AT LLC
	7.16%, 12/15/11 (e)	1,344
5	United Technologies Corp.
	6.10%, 05/15/12	5

		3,525

Airlines — 0.4%
538	American Airlines, Inc.
	7.02%, 10/15/09, Series 1999-1	546
	Continental Airlines, Inc.
1,400	7.06%, 09/15/09, Series 1999-2	1,398
555	7.26%, 03/15/20, Series 199-2	556
	Delta Air Lines, Inc.
853	7.38%, 05/18/10, Series 2000-1	818
2,156	7.57%, 05/18/12, Series 2000-1	2,010
472	Northwest Airlines, Inc.
	7.69%, 04/01/17, Series 2001-B	386
1,176	Southwest Airlines Co.
	5.10%, 05/01/06, Series 2001-1	1,190
	United Airlines, Inc.
1,024	6.07%, 03/01/13, Series 2001-1(d)	952
1,355	6.20%, 09/01/08, Series 2001-1(d)	1,260
1,896	7.19%, 04/01/11, Series 2000-2 (d)	1,776
840	7.73%, 07/01/10, Series 2000-1(d)	773
3,175	7.78%, 07/01/15, Series 2001-1(d)	2,902

		14,567

Automobiles — 1.2%
	DaimlerChrysler NA Holding Corp.
1,456	4.75%, 01/15/08	1,449
4,426	7.20%, 09/01/09	4,765
	Ford Motor Credit Co.
1,820	5.80%, 01/12/09	1,738
7,426	6.88%, 02/01/06	7,527
350	7.00%, 10/01/13	339
17,439	7.38%, 10/28/09	17,515
840	7.38%, 02/01/11	835
834	7.60%, 08/01/05	843

Principal Amount	Security Description	Value
4,559	7.88%, 06/15/10	4,641
	General Motors Corp.
4,170	7.20%, 01/15/11	3,764
1,200	8.25%, 07/15/23	1,037
1,663	8.80%, 03/01/21	1,496
784	Toyota Motor Credit Corp.
	2.88%, 08/01/08	750

		46,699

Beverages — 0.0% (g)
775	SABMiller plc
	6.63%, 08/15/33 (e)	850

Capital Markets — 2.1%
	Bear Stearns Cos., Inc. (The)
5,601	3.25%, 03/25/09	5,314
1,000	5.70%, 11/15/14	1,027
560	7.63%, 12/07/09	626
	Credit Suisse First Boston USA, Inc.
616	4.70%, 06/01/09	615
1,200	4.88%, 01/15/15	1,155
1,400	5.50%, 08/15/13	1,428
8,639	6.13%, 11/15/11	9,166
2,095	Goldman Sachs Capital I
	6.35%, 02/15/34	2,147
	Goldman Sachs Group, Inc.
1,865	3.88%, 01/15/09	1,816
2,096	4.75%, 07/15/13	2,016
1,535	5.25%, 10/15/13	1,525
10	5.70%, 09/01/12	10
2,142	6.60%, 01/15/12	2,318
560	6.65%, 05/15/09	601
6,329	6.88%, 01/15/11	6,903
286	7.35%, 10/01/09	315
	Lehman Brothers Holdings, Inc.
1,516	4.00%, 01/22/08	1,496
1,500	4.80%, 03/13/14	1,447
2,167	6.63%, 01/18/12	2,368
370	7.88%, 11/01/09	416
	Merrill Lynch & Co., Inc.
1,120	3.13%, 07/15/08	1,071
1,176	3.70%, 04/21/08	1,153
2,912	4.13%, 01/15/09	2,856
2,340	5.45%, 07/15/14	2,357
	Morgan Stanley
728	4.25%, 05/15/10	710
1,633	4.75%, 04/01/14	1,555
1,000	5.30%, 03/01/13	1,006
2,420	5.80%, 04/01/07	2,488
3,612	6.60%, 04/01/12	3,943
7,421	6.75%, 04/15/11	8,088
504	8.00%, 06/15/10	580
	National Rural Utilities Cooperative Finance Corp.
9,563	6.00%, 05/15/06	9,776
500	6.13%, 05/15/05	502
1,680	Spear Leeds & Kellogg LP
	8.25%, 08/15/05	1,710
1,904	State Street Corp.
	7.65%, 06/15/10	2,173

		82,677

Chemicals — 0.2%
1,680	Dow Capital BV
	8.50%, 06/08/10	1,927
	Dow Chemical Co. (The)
580	6.13%, 02/01/11	621
945	7.38%, 11/01/29	1,151
2,035	ICI Wilmington, Inc.
	5.63%, 12/01/13	2,062

		5,761

Commercial Banks — 1.6%
1,120	ABN Amro Bank N.V.
	7.25%, 05/31/05	1,127
	Bank of America Corp.
2,688	3.88%, 01/15/08	2,653
1,484	7.40%, 01/15/11	1,673

Principal Amount	Security Description	Value
7,373	7.80%, 02/15/10	8,346
1,500	Cadets Trust
	4.80%, 07/15/13 (e)	1,451
560	CIT Group, Inc.
	7.63%, 08/16/05	569
4,256	First Bank NA
	6.50%, 02/01/08	4,484
3,080	Firstar Bank NA
	7.13%, 12/01/09	3,398
610	FleetBoston Financial Corp.
	7.25%, 09/15/05	620
308	HSBC Holdings plc
	7.35%, 11/27/32 (e)	374
1,750	Huntington National Bank
	8.00%, 04/01/10	1,975
700	KEY Bank NA
	7.50%, 09/15/08	766
2,296	Keycorp, G
	4.70%, 05/21/09	2,294
	Popular North America, Inc.
840	4.25%, 04/01/08	834
3,105	4.70%, 06/30/09	3,097
2,232	Royal Bank of Canada
	3.88%, 05/04/09	2,184
	Suntrust Bank
3,180	2.50%, 11/01/06	3,104
1,120	6.38%, 04/01/11	1,224
	U.S. Bank NA
2,430	2.85%, 11/15/06	2,385
690	6.38%, 08/01/11	747
1,064	Wachovia Bank NA
	7.80%, 08/18/10	1,219
	Wachovia Corp.
2,688	3.50%, 08/15/08	2,609
3,537	3.63%, 02/17/09	3,423
1,400	4.88%, 02/15/14	1,366
	Wells Fargo & Co.
2,932	3.13%, 04/01/09	2,782
2,340	4.20%, 01/15/10	2,288
2,856	Wells Fargo Bank NA
	7.55%, 06/21/10	3,222

		60,214

Commercial Services & Supplies — 0.1%
1,315	Cendant Corp.
	7.13%, 03/15/15	1,469
1,868	PHH Corp.
	7.13%, 03/01/13	2,056

		3,525

Computers & Peripherals — 0.1%
560	International Business Machines Corp.
	6.22%, 08/01/27	607
1,568	International Business Machines Corp.
	5.39%, 01/22/09	1,610

		2,217

Consumer Finance — 1.4%
840	American Express Credit Corp.
	3.00%, 05/16/08	805
	American General Finance Corp.
3,650	3.00%, 11/15/06	3,590
2,281	4.50%, 11/15/07	2,284
1,120	5.38%, 10/01/12	1,135
3,164	Boeing Capital Corp.
	6.36%, 07/15/05	3,187
	Capital One Bank
238	5.75%, 09/15/10	246
1,680	8.25%, 06/15/05	1,696
	General Motors Acceptance Corp.
5,136	6.13%, 09/15/06	5,112
336	6.75%, 01/15/06	338
1,210	6.88%, 09/15/11	1,095
10,090	7.25%, 03/02/11	9,368
280	Household Finance Corp.
	6.38%, 11/27/12	303

Principal Amount	Security Description	Value
	HSBC Finance Corp.
1,400	4.75%, 05/15/09	1,402
10,092	5.88%, 02/01/09	10,501
1,680	6.40%, 06/17/08	1,771
3,176	6.50%, 11/15/08	3,366
468	6.75%, 05/15/11	512
560	7.20%, 07/15/06	582
2,520	7.88%, 03/01/07	2,684
	International Lease Finance Corp.
865	4.50%, 05/01/08	860
689	5.88%, 05/01/13	710
1,400	SLM Corp.
	5.38%, 01/15/13	1,442
1,008	Standard Credit Card Master Trust
	7.25%, 04/07/08, Series A	1,042

		54,031

Diversified Financial Services — 1.9%
	Associates Corp. of N. America
2,484	8.15%, 08/01/09	2,816
1,470	8.55%, 07/15/09	1,682
1,400	7.95%, 02/15/10, Series A	1,581
1,910	CIT Group, Inc.
	6.50%, 02/07/06	1,952
	Citigroup, Inc.
700	3.50%, 02/01/08	684
3,292	5.63%, 08/27/12	3,411
420	6.20%, 03/15/09	443
4,416	General Electric Capital Corp.
	6.75%, 03/15/32	5,098
	General Electric Capital Corp.
560	2.80%, 01/15/07	547
2,240	3.50%, 05/01/08	2,180
2,968	4.25%, 01/15/08	2,957
2,000	4.38%, 11/21/11	1,953
1,176	4.63%, 09/15/09	1,177
8,957	5.88%, 02/15/12	9,456
5,197	6.00%, 06/15/12	5,537
4,649	6.13%, 02/22/11	4,966
	John Hancock Global Funding II
1,400	3.50%, 01/30/09 (e)	1,344
1,512	7.90%, 07/02/10 (e)	1,726
	MassMutual Global Funding II
2,296	3.25%, 06/15/07 (e)	2,248
2,464	3.50%, 03/15/10 (e)	2,321
	New York Life Global Funding
1,330	3.88%, 01/15/09 (e)	1,302
3,920	5.38%, 09/15/13 (e)	4,007
2,100	Pricoa Global Funding I
	3.90%, 12/15/08	2,057
	Principal Life Global Funding I
1,400	2.80%, 06/26/08 (e)	1,334
336	5.13%, 06/28/07 (e)	341
6,021	6.25%, 02/15/12 (e)	6,468
2,240	USAA Capital Corp.B
	7.05%, 11/08/06 (e)	2,345
952	Washington Mutual Financial Corp.
	6.88%, 05/15/11	1,051

		72,984

Diversified Telecommunication Services — 1.4%
1,288	Bellsouth Capital Funding
	7.75%, 02/15/10	1,450
2,240	Bellsouth Telecommunications
	6.30%, 12/15/15	2,361
4,466	British Telecommunications plc
	8.38%, 12/15/10	5,189
785	Deutsche Telekom International Finance BV
	5.25%, 07/22/13	787
	France Telecom S.A.
4,695	8.00%, 03/01/11	5,372
1,000	8.75%, 03/01/31	1,316
1,120	GTE Corp.
	7.51%, 04/01/09	1,229
3,164	Nynex Capital Funding Co.

Principal Amount	Security Description	Value
	8.23%, 10/15/09, SUB	3,537
2,295	SBC Communications, Inc.
	5.63%, 06/15/16	2,304
	Sprint Capital Corp.
6,357	6.00%, 01/15/07	6,535
1,665	6.90%, 05/01/19	1,803
1,288	7.13%, 01/30/06	1,319
1,680	7.63%, 01/30/11	1,870
560	8.38%, 03/15/12	655
1,534	8.75%, 03/15/32	1,990
1,415	Telecom Italia Capital S.A.
	4.00%, 11/15/08	1,378
1,512	TELUS Corp.
	8.00%, 06/01/11	1,751
3,650	Verizon Florida, Inc.
	6.13%, 01/15/13, Series F	3,793
	Verizon Global Funding Corp.
4,621	7.25%, 12/01/10	5,128
1,540	7.38%, 09/01/12	1,747
823	Verizon Maryland, Inc., Series A
	6.13%, 03/01/12	864
880	Verizon New York, Inc., Series B
	7.38%, 04/01/32	988
1,232	Verizon Pennsylvania, Inc.
	8.35%, 12/15/30	1,539
1,193	Verizon Virginia, Inc.,
	4.63%, 03/15/13, Series A	1,140

		56,045

Electric Utilities — 0.7%
	Alabama Power Co.
392	4.70%, 12/01/10	391
1,515	2.80%, 12/01/06, Series Y	1,484
1,389	American Electric Power Co., Inc.,
	6.13%, 05/15/06, Series A	1,420
	Appalachian Power Co.
706	4.80%, 06/15/05, Series E	708
392	6.60%, 05/01/09	419
1,110	Arizona Public Service Co.
	4.65%, 05/15/15	1,058
1,260	Carolina Power & Light Co.
	5.13%, 09/15/13	1,261
	Constellation Energy Group, Inc.
1,792	6.35%, 04/01/07	1,858
560	7.00%, 04/01/12	623
1,854	Dominion Resources, Inc.
	6.25%, 06/30/12, Series B	1,985
2,100	DTE Energy Co.
	6.65%, 04/15/09, Series A	2,241
	Duke Energy Corp.
2,800	4.20%, 10/01/08	2,766
2,016	5.63%, 11/30/12	2,074
2,814	Exelon Generation Co., LLC
	6.95%, 06/15/11	3,096
336	Kiowa Power Partners LLC
	4.81%, 12/30/13 (e)	329
1,120	Ohio Valley Electric Corp.
	5.94%, 02/12/06 (e)	1,140
1,231	Pacific Gas & Electric Co.
	3.82%, 04/03/06, FRN	1,234
1,600	Pacificorp
	4.30%, 09/15/08	1,592
675	Pepco Holdings, Inc.
	6.45%, 08/15/12	726
280	Virginia Electric & Power Co.,
	5.38%, 02/01/07, Series A	285

		26,690

Food & Staples Retailing — 0.1%
1,680	Kroger Co. (The)
	8.05%, 02/01/10	1,893
2,930	Safeway, Inc.
	4.13%, 11/01/08	2,842

		4,735

Principal Amount	Security Description	Value
Gas Utilities — 0.1%
1,008	KeySpan Gas East Corp.
	7.88%, 02/01/10	1,150
2,560	NiSource Finance Corp.
	6.15%, 03/01/13	2,718

		3,868

Health Care Providers & Services — 0.1%
1,400	U.S. Bancorp
	7.50%, 06/01/26	1,754
2,035	UnitedHealth Group, Inc.
	3.30%, 01/30/08	1,975

		3,729

Hotels, Restaurants & Leisure — 0.0% (g)
504	Harrah’s Operating Co., Inc.
	8.00%, 02/01/11	572

Household Durables — 0.1%
1,485	Centex Corp.
	5.70%, 05/15/14	1,486
1,465	Pulte Homes, Inc.
	5.25%, 01/15/14	1,405

		2,891

Industrial Conglomerates — 0.1%
644	Raychem Corp.
	7.20%, 10/15/08	713
	Tyco International Group S.A.
3,080	6.38%, 10/15/11	3,288
1,400	6.75%, 02/15/11	1,517

		5,518

Insurance — 0.8%
2,184	American International Group, Inc.
	4.25%, 05/15/13	2,051
	ASIF Global Financing
1,120	2.65%, 01/17/06 (e)	1,110
3,360	3.90%, 10/22/08 (e)	3,276
3,248	4.90%, 01/17/13 (e)	3,231
2,520	Jackson National Life Global Funding
	6.13%, 05/30/12 (e)	2,682
2,980	Liberty Mutual Group
	5.75%, 03/15/14 (e)	2,929
1,624	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	1,633
840	MGIC Investment Corp.
	6.00%, 03/15/07	868
3,360	Monumental Global Funding II
	4.38%, 07/30/09 (e)	3,302
1,624	Monumental Global Funding III
	5.20%, 01/30/07 (e)	1,655
	Nationwide Financial Services, Inc.
1,130	5.90%, 07/01/12	1,188
1,182	6.25%, 11/15/11	1,271
848	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	824
	Protective Life Secured Trust
1,199	4.00%, 10/07/09	1,165
3,360	4.00%, 04/01/11	3,208
350	XL Capital Ltd.
	5.25%, 09/15/14	345

		30,738

IT Services — 0.0% (g)
1,120	First Data Corp.
	3.90%, 10/01/09	1,087

Media — 0.8%
1,165	AOL Time Warner, Inc.
	7.63%, 04/15/31	1,369
1,570	Clear Channel Communications, Inc.
	5.50%, 09/15/14	1,499
2,813	Comcast Cable Communications Holdings, Inc.
	8.38%, 03/15/13	3,342
2,095	Comcast Corp.
	5.50%, 03/15/11	2,134
	COX Communications, Inc.
420	6.88%, 06/15/05	422
1,022	7.75%, 11/01/10	1,135
1,120	Cox Radio, Inc.

Principal Amount	Security Description	Value
	6.38%, 05/15/05	1,123
840	Knight-Ridder, Inc.
	7.13%, 06/01/11	939
123	Liberty Media Corp.
	5.70%, 05/15/13	116
900	News America, Inc.
	7.25%, 05/18/18	1,010
	Tele-Communications-TCI Group
1,337	7.13%, 02/15/28	1,519
4,088	9.80%, 02/01/12	5,124
	Time Warner Entertainment Co. LP
1,920	8.38%, 03/15/23	2,353
1,288	10.15%, 05/01/12	1,637
	Time Warner, Inc.
1,232	5.63%, 05/01/05	1,234
1,232	7.48%, 01/15/08	1,315
255	7.70%, 05/01/32	303
896	8.18%, 08/15/07	965
2,415	9.15%, 02/01/23	3,175
560	Viacom, Inc.
	7.75%, 06/01/05	564

		31,278

Multi-Utilities & Unregulated Power — 0.4%
3,000	Dominion Resources, Inc.
	8.13%, 06/15/10, Series A	3,432
	Duke Capital LLC
3,645	6.25%, 02/15/13	3,846
980	8.00%, 10/01/19	1,163
	PSEG Power LLC
2,190	5.50%, 12/01/15	2,203
1,322	7.75%, 04/15/11	1,506
1,255	8.63%, 04/15/31	1,666

		13,816

Oil & Gas — 0.4%
455	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	550
2,350	BP Capital Markets plc
	2.75%, 12/29/06	2,304
2,520	ConocoPhillips
	8.75%, 05/25/10	2,982
1,155	Husky Energy, Inc.
	6.15%, 06/15/19	1,203
1,230	Kerr-McGee Corp.
	6.95%, 07/01/24	1,263
	Kinder Morgan Energy Partners LP
760	7.30%, 08/15/33	873
935	7.40%, 03/15/31	1,080
635	7.75%, 03/15/32	763
992	Pemex Project Funding Master Trust
	Zero Coupon, 02/01/22	1,127
2,045	Pioneer Natural Resources Co.
	5.88%, 07/15/16	2,092

		14,237

Paper & Forest Products — 0.1%
	International Paper Co.
1,904	4.00%, 04/01/10	1,832
879	4.25%, 01/15/09	867
885	5.85%, 10/30/12	922
1,008	Union Camp Corp.
	6.50%, 11/15/07	1,055
	Weyerhaeuser Co.
123	6.13%, 03/15/07	127
700	6.75%, 03/15/12	769

		5,572

Pharmaceuticals — 0.0% (g)
790	Wyeth
	6.45%, 02/01/24	853

Real Estate — 0.1%
2,694	EOP Operating LP
	6.75%, 02/15/12	2,922
392	ERP Operating LP
	4.75%, 06/15/09	392

		3,314

Principal Amount		Security Description	Value
Road & Rail — 0.1%
		Burlington Northern Santa Fe Corp.
1,375		6.13%, 03/15/09	1,439
1,425		7.13%, 12/15/10	1,582
		Norfolk Southern Corp.
625		7.25%, 02/15/31	749
905		7.80%, 05/15/27	1,131

			4,901

Supranational — 0.0% (g)
560		Corp. Andina de Fomento
		5.20%, 05/21/13	559

Thrifts & Mortgage Finance — 0.3%
784		Bank United
		8.00%, 03/15/09	875
1,680		Countrywide Home Loans, Inc.
		3.25%, 05/21/08	1,608
1,400		Countrywide Home Loans, Inc.
		7.20%, 10/30/06	1,461
3,080		Countrywide Home Loans, Inc.
		4.00%, 03/22/11	2,916
980		Washington Mutual Bank FA
		6.88%, 06/15/11	1,080
2,921		Washington Mutual, Inc.
		4.20%, 01/15/10	2,843
1,400		World Savings Bank FSB
		4.50%, 06/15/09	1,388

			12,171

Wireless Telecommunication Services — 0.2%
		New Cingular Wireless Services, Inc.
456		7.50%, 05/01/07	485
4,047		7.88%, 03/01/11	4,603
1,215		8.75%, 03/01/31	1,603

			6,691

		Total Corporate Bonds (Cost $566,115)	576,315

FOREIGN GOVERNMENT SECURITIES — 0.6%
1,925		Government of Mexico
		8.30%, 08/15/31	2,204
		Province of Quebec
6,441		5.75%, 02/15/09	6,726
1,400		6.50%, 01/17/06	1,433
560		7.37%, 03/06/26, SUB	708
		United Mexican States
2,313		4.63%, 10/08/08	2,279
2,035		5.88%, 01/15/14	2,018
2,105		6.38%, 01/16/13	2,179
4,881		7.50%, 04/08/33	5,174
1,000		8.30%, 08/15/31	1,145

		Total Foreign Government Securities (Cost $22,821)	23,866

MUNICIPAL BONDS — 0.1%
Illinois - 0.1%
3,360		Illinois State, Taxable Pension, GO
		5.10%, 06/01/33 (Cost $3,360)	3,227

U.S. GOVERNMENT AGENCY MORTGAGES — 7.3%
		Federal Home Loan Mortgage Corp. Conventional Pools
407		3.99%, 07/01/19, ARM	419
420		4.41%, 04/01/30, ARM	431
—	(h)	7.50%, 07/01/16	—	(h)
117		12.00%, 08/01/15 - 07/01/19	129
		Federal Home Loan Mortgage Corp. Gold Pools
8,211		4.00%, 08/01/18 - 05/01/19	7,870
1,393		4.50%, 08/01/18	1,367
38,618		5.00%, 04/01/34	37,810
4,807		5.50%, 06/01/17 - 10/01/33	4,838
5,332		6.00%, 04/01/18 - 01/01/34	5,475
6,896		6.50%, 05/01/09 - 11/01/22	7,185
1,700		7.00%, 04/01/17 - 08/01/32	1,789
2,312		7.50%, 09/01/10 - 11/01/15	2,418

Principal Amount	Security Description	Value
273	8.50%, 11/01/15	294
	Federal National Mortgage Association Conventional Pools
45	3.17%, 01/01/19, ARM	46
1,130	3.50%, 04/01/19	1,051
580	3.66%, 09/01/27, ARM	597
144	3.82%, 03/01/19, ARM	147
8,211	4.00%, 07/01/18 - 10/01/18	7,880
603	4.14%, 03/01/29, ARM	610
24,299	4.50%, 07/01/18 - 11/01/19	23,780
21,748	4.91%, 01/01/35, ARM	21,820
62,993	5.00%, 12/01/16 - 04/25/35	62,593
37,263	5.50%, 06/01/12 - 03/01/34	37,830
9,555	6.00%, 02/01/14 - 09/01/33	9,807
11,444	6.50%, 04/01/09 - 08/01/33	11,947
6,396	7.00%, 03/01/17 - 02/01/33	6,747
492	7.50%, 07/01/30 - 03/01/17	519
6,509	8.00%, 11/01/12 - 11/01/28	6,992
560	9.00%, 05/01/18 - 04/01/26	612
117	9.50%, 07/01/28	130
869	10.89%, 04/15/19	963
89	12.50%, 01/01/16	99
	Government National Mortgage Association Various Pools
7,668	5.50%, 06/15/33 - 09/15/34	7,746
4,261	6.50%, 06/15/17 - 04/15/33	4,458
1,853	7.00%, 02/15/33 - 06/15/33	1,973
1,171	7.50%, 11/15/22 - 11/15/31	1,255
3,151	8.00%, 01/15/16 - 9/20/28	3,360
288	8.50%, 07/15/08 - 05/20/25	315
53	9.00%, 10/15/30 - 12/15/16	59

	Total U.S. Government Agency Mortgages (Cost $284,261)	283,361

U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
10,400	Federal Home Loan Bank
	1.63%, 06/15/05	10,370
	Federal Home Loan Mortgage Corp.
1,260	5.75%, 01/15/12	1,337
1,120	6.63%, 09/15/09	1,217
5,601	6.88%, 09/15/10	6,221
	Federal Housing Authority
486	7.43%, 08/01/20	498
1,703	7.43%, 01/01/22	1,703
	Federal National Mortgage Association
20,000	5.25%, 04/15/07	20,469
2,240	5.50%, 03/15/11	2,340
1,778	6.13%, 03/15/12	1,924
4,822	6.25%, 02/01/11	5,153
1,176	6.38%, 06/15/09	1,262
1,316	7.13%, 06/15/10	1,470
2,000	7.13%, 01/15/30	2,536
5,881	7.25%, 01/15/10	6,566

	Total U.S. Government Agency Securities (Cost $62,494)	63,066

U.S. TREASURY OBLIGATIONS — 22.8%
	U.S. Treasury Bonds
11,917	3.63%, 04/15/28	15,665
1,320	5.38%, 02/15/31	1,439
4,685	6.13%, 11/15/27	5,476
1,120	7.13%, 02/15/23	1,419
3,100	7.25%, 05/15/16	3,801
24,490	7.25%, 08/15/22	31,306
4,142	7.50%, 11/15/16	5,193
1,680	7.63%, 02/15/25	2,263
8,717	7.88%, 02/15/21	11,641
4,870	8.75%, 05/15/17	6,692
4,789	8.75%, 08/15/20	6,829
336	8.88%, 02/15/19	476
728	9.25%, 02/15/16	1,016
5,499	9.88%, 11/15/15	7,931
45,054	10.38%, 11/15/12 (m)	52,196
1,120	10.75%, 08/15/05	1,152
7,150	11.25%, 02/15/15	10,950
14,721	11.75%, 11/15/14	19,356

Principal Amount	Security Description	Value
63,245	12.00%, 08/15/13 (m)	78,933
12,545	12.50%, 08/15/14	16,683
72,853	12.75%, 11/15/10 (m)	77,031
560	13.25%, 05/15/14	752
	U.S. Treasury Bonds Inflation Indexed Notes
3,255	3.88%, 01/15/09	3,590
20,803	4.25%, 01/15/10	23,681
	U.S. Treasury Notes
13,280	1.50%, 07/31/05	13,219
560	3.13%, 09/15/08	544
1,078	3.50%, 11/15/06	1,075
17,925	3.50%, 08/15/09	17,489
1,225	3.63%, 07/15/09	1,201
26,215	4.00%, 06/15/09	26,105
2,540	4.00%, 11/15/12	2,480
3,645	4.00%, 02/15/14	3,518
2,805	4.75%, 05/15/14	2,858
840	5.63%, 05/15/08	880
9,168	5.75%, 08/15/10	9,838
13,497	6.00%, 08/15/09	14,504
3,080	6.13%, 08/15/07	3,238
2,800	6.50%, 10/15/06	2,917
42,061	6.50%, 02/15/10	46,315
560	6.88%, 05/15/06	580
	U.S. Treasury STRIPS
3,080	5/15/07, PO	2,843
10,529	5/15/08, PO	9,313
2,165	5/15/09, PO	1,831
8,317	11/15/09, PO	6,853
15,178	2/15/10, PO	12,419
11,033	2/15/11, PO	8,599
26,518	5/15/11, PO	20,413
40,117	5/15/12, PO	29,342
27,457	11/15/12, PO	19,559
36,586	2/15/13, PO	25,714
27,671	8/15/13, PO	18,940
6,750	11/15/13, PO	4,560
10,353	2/15/14, PO	6,898
8,429	5/15/14, PO	5,542
21,764	8/15/14, PO	14,133
20,274	11/15/14, PO	12,990
24,304	5/15/15, PO	15,171
20,193	8/15/15, PO	12,434
8,096	11/15/15, PO	4,937
35,998	11/15/15, PO	21,886
66,023	2/15/16, PO	39,547
11,537	5/15/16, PO	6,815
2,632	8/15/16, PO	1,535
7,161	11/15/16, PO	4,117
13,834	2/15/17, PO	7,850
45,754	5/15/18, PO	24,210
16,572	2/15/19, PO	8,410
1,008	2/15/22, PO	435
7,869	2/15/23, PO	3,221

	Total U.S. Treasury Obligations (Cost $882,159)	882,749

SHORT-TERM INVESTMENTS — 3.7%
Investment Companies — 3.7%
143,061	JPMorgan Liquid Assets Money Market Fund (b)
	(Amortized Cost $143,061)	143,061

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 11.7%
Certificates of Deposit - 0.0% (g)
2,133	Natexis Banques Populaires
	3.06%, 11/23/05	2,133

Medium Term Notes - 6.1%
14,999	American Express Credit Corp.
	2.87%, 10/26/05	14,999
25,000	Berkshire Hathaway Finance Corp.
	2.66%, 01/11/08	25,000
377	Citigroup Global Markets Holdings, FRN
	3.11%, 12/12/06	377
1,098	Credit Suisse First Boston USA, Inc., FRN
	2.95%, 09/01/05	1,098

Principal Amount	Security Description	Value
25,000	General Electric Capital Corp.
	2.74%, 10/24/05	25,000
25,000	Greenwich Capital Holdings
	3.35%, 07/09/07	25,000
13,056	Greenwich Capital Holdings, FRN
	3.14%, 07/09/07	13,056
20,018	Liberty Lighthouse US Capital
	2.83%, 10/11/05	20,018
25,000	MBIA Global Funding LLC
	2.95%, 04/23/06	25,000
597	MBIA Global Funding LLC, FRN
	2.95%, 01/26/07	597
5,000	Merrill Lynch & Co., Inc.
	2.99%, 08/22/05	5,000
	Lehman Brothers Holdings, Inc.
3,500	2.94%, 10/07/05	3,500
25,000	3.08%, 12/23/05	25,000
18,747	Sigma Finance Corp.
	3.04%, 02/27/06	18,747
5,000	Wells Fargo & Co.
	2.99%, 12/16/05	5,000
20,000	William Street Funding Corp.
	2.99%, 04/23/06	20,000
7,337	William Street Funding Corp., FRN
	2.99%, 04/23/06	7,337

		234,729

Investment Companies - 0.0% (g)
92	Morgan Stanley Institutional Liquidity Funds
	2.71%, 04/01/05	92

Repurchase Agreements - 5.0%
5,000	Deutsche Bank Financial, Inc., 2.94%, dated 03/31/05, due 04/01/05, repurchase price $5,000, collateralized by corporate collateralized mortgage obligations	5,000
25,000	Lehman Brothers Holdings, Inc., 2.92%, dated 03/31/05, due 04/01/05, repurchase price $25,002, collateralized by corporate collateralized mortgage obligations	25,000
100,000	Merrill Lynch & Co., Inc., 2.95%, dated 03/31/05, due 04/01/05, repurchase price $100,008, collateralized by corporate collateralized mortgage obligations	100,000
20,000	Merrill Lynch & Co., Inc., 2.96%, dated 03/31/05, due 04/01/05, repurchase price $20,002, collateralized by corporate collateralized mortgage obligations	20,000
43,263	UBS Securities, Inc., 3.07%, dated 03/31/05, due 06/29/05, repurchase price $43,595, collateralized by corporate collateralized mortgage obligations	43,263

		193,263

Time Deposit - 0.6%
25,000	Banesto S.A. Madrid
	2.55%, 04/07/05	25,000

	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $455,217)	455,217

Total Investments — 111.7%
(Cost/Amortized Cost $4,337,308)		4,327,800
Other Liabilities in Excess of Assets — (11.7)%		(452,643)

Net Assets — 100.0%		$3,875,157

ARM	Adjustable Rate Mortgage
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
GO	General Obligation Bond
HB	High Coupon Bonds
IF	Inverse Floaters
IO	Interest Only
PO	Principal Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustee

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,443
Aggregate gross unrealized depreciation	(71,951)

Net unrealized appreciation/depreciation	$(9,508)

Federal income tax cost of investments	$4,337,308

JPMorgan Core Plus Bond Fund (Formerly One Group Income Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

ASSET BACKED SECURITIES — 4.6%
$2,885	American Express Credit Account Master Trust
	4.35%, 12/15/11, Series 2004-3, Class A	$2,868
	AmeriCredit Automobile Receivables Trust
1,220	4.41%, 11/12/08, Series 2001-D, Class A4	1,226
902	4.61%, 01/12/09, Series 2002-A, Class A4	908
952	5.01%, 07/14/08, Series 2001-C, Class A4	959
1,633	BankBoston Home Equity Loan Trust
	6.35%, 02/25/13, Series 2004-1, Class P	1,658
	BHN I Mortgage Fund
751	7.54%, 05/31/17, Series 1997-2, Class A2 (i)	38
439	7.92%, 07/25/09, Series 1997-1, Class A2 (e) (i)	11
1,880	Capital One Master Trust
	5.30%, 06/15/09, Series 2001-5, Class A	1,912
489	Chase Funding Loan Acquisition Trust
	3.53%, 01/25/32, Series 2002-C1, Class IIM1, FRN	490
	Citibank Credit Card Issuance Trust
5,000	4.95%, 02/09/09, Series 2002-A1, Class A1	5,072
2,900	6.95%, 02/18/14, Series 2002-C2, Class C2	3,174
2,000	CNH Equipment Trust
	2.47%, 01/15/08, Series 2003-B, Class A3B	1,981
1,935	Community Program Loan Trust
	4.50%, 10/01/18, Series 1987-A, Class A4	1,930
5,000	Countrywide Asset-Backed Certificates
	3.12%, 05/25/36, Series 2004-AB2, Class A2, FRN	5,008
335	CS First Boston Mortgage Securities Corp.
	5.51%, 08/25/32, Series 2002-HE4, Class AF	340
5,000	Fleet Credit Card Master Trust II
	7.02%, 02/15/08, Series 2000-C, Class A	5,070
5,000	Ford Credit Auto Owner Trust
	2.93%, 03/15/08, Series 2004-A, Class A3	4,935
227	GE Capital Mortgage Services, Inc.
	6.72%, 10/25/27, Series 2004-1, Class P	227
	Green Tree Financial Corp.
4,610	7.05%, 01/15/27, Series 2004-1, Class P	3,784
4,350	8.60%, 05/15/26, Series 2004-1, Class P	4,659
1,000	MBNA Credit Card Master Note Trust
	4.51%, 06/15/12, Series 2003-C1, Class C1, FRN	1,063
	MBNA Master Credit Card Trust USA
262	6.50%, 11/17/08, Series 1999-D, Class B	269
1,500	8.40%, 09/15/09, Series 2000-D, Class C	1,615
3,100	Onyx Acceptance Grantor Trust
	3.09%, 09/15/08, Series 2004-B, Class A3	3,072
231	Residential Asset Mortgage Products, Inc.
	6.29%, 10/25/31, Series 2001-RS3, Class AI4, SUB	232
551	Security Pacific Acceptance Corp.
	7.25%, 04/10/20, Series 2004-1, Class P	566
600	Standard Credit Card Master Trust, Series A
	7.25%, 04/07/08, Series A	620
4,600	Union Acceptance Corp.
	8.25%, 07/08/08, Series 2000-D, Class B, SUB	4,595
3,926	WFS Financial Owner Trust
	3.15%, 05/20/11, Series 2003-4, Class A4	3,874

	Total Asset Backed Securities (Cost $63,633)	62,156

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.7%
Agency CMO — 16.7%
	American Housing Trust
85	8.25%, 01/25/22, Series XI, Class 3G	85
24	9.13%, 04/25/21, Series V, Class 1G	24
	Federal Home Loan Mortgage Corp. —
	Government National Mortgage Association
4,332	6.25%, 11/25/23, Series 24, Class J	4,442
566	6.50%, 11/25/23, Series 23, Class KZ	588
1,205	7.00%, 09/25/23, Series 29, Class J	1,225
393	8.00%, 04/25/24, Series 31, Class Z	424
	Federal Home Loan Mortgage Corp.

Principal Amount	Security Description	Value

903	Zero Coupon, 06/15/34, Series 2811, PO	650
611	3.50%, 12/15/22, Series 2602, Class BX	578
1,296	4.00%, 05/15/18, Series 2643, Class KG	1,295
2,000	4.50%, 05/15/18, Series 2617, Class GR	1,906
5,409	4.50%, 06/15/18, Series 2636, Class Z	5,095
2,000	4.50%, 12/15/23, Series 2716, Class UN	1,868
1,270	4.70%, 10/15/15, Series 2668, Class SB, IF	1,091
1,359	4.86%, 04/15/34, Series 2776, Class SK, FRN	907
2,000	5.00%, 07/15/14, Series 2557, Class WJ	2,021
3,500	5.00%, 05/15/20, Series 2686, Class GB	3,509
5,000	5.00%, 12/15/23, Series 2720, Class PC	4,917
1,938	5.00%, 02/15/24, Series 2756, Class NA	1,918
2,000	5.00%, 05/15/27, Series 2764, Class UC	2,007
671	6.00%, 01/15/09, Series 1667, Class B	689
254	6.00%, 07/15/15, Series 2353, Class TC	255
600	6.00%, 03/15/16, Series 2297, Class NB	623
2,618	6.00%, 08/15/16, Series 2344, Class QG	2,705
2,390	6.00%, 10/15/16, Series 2368, Class TG	2,469
4,000	6.00%, 12/15/16, Series 2394, Class MC	4,144
1,000	6.00%, 01/15/17, Series 2399, Class PG	1,042
802	6.00%, 05/15/23, Series 1630, Class PJ	820
5,146	6.00%, 06/15/23, Series 1637, Class G	5,232
1,027	6.00%, 11/15/27, Series 2132, Class PD	1,048
2,593	6.00%, 12/15/27, Series 2123, Class PE	2,643
873	6.00%, 04/15/28, Series 2161, Class PG	889
10,000	6.00%, 11/15/28, Series 2091, Class PG	10,191
506	6.00%, 04/15/31, Series 2310, Class Z	514
2,000	6.00%, 12/15/32, Series 2543, Class YX	2,063
4,900	6.25%, 01/15/28, Series 2122, Class QR	4,972
300	6.25%, 02/15/32, Series 2410, Class QB	313
3,540	6.50%, 06/15/08, Series 1538, Class J	3,648
560	6.50%, 08/15/08, Series 1561, Class J	574
30	6.50%, 09/15/08, Series 1587, Class M	30
1,226	6.50%, 12/15/08, Series 1796, Class B	1,257
3,457	6.50%, 05/15/13, Series 2055, Class OE	3,583
115	6.50%, 08/15/13, Series 1556, Class H	119
2,948	6.50%, 08/15/16, Series 2345, Class PQ	3,068
466	6.50%, 09/15/23, Series 1577, Class PV	483
3,411	6.50%, 12/15/23, Series 1628, Class LZ	3,590
27	6.50%, 10/15/27, Series 2154, Class PK	27
484	6.50%, 01/15/28, Series 2022, Class PE	502
1,780	6.50%, 01/15/28, Series 2036, Class PG	1,836
516	6.50%, 01/15/28, Series 2137, Class TM	517
287	6.50%, 05/15/31, Series 2313, Class LA	299
6,922	6.50%, 06/15/31, Series 2330, Class PE	7,215
5,608	6.50%, 08/15/31, Series 2454, Class BG	5,788
1,000	6.50%, 03/15/32, Series 2430, Class WF	1,053
1,500	6.50%, 05/15/32, Series 2455, Class GK	1,578
10,000	6.50%, 06/15/32, Series 2457, Class PE	10,208
2,000	6.50%, 06/15/32, Series 2466, Class DH	2,095
285	6.75%, 04/15/08, Series 1506, Class PH	288
444	7.00%, 10/15/13, Series 1595, Class D	458
1,000	7.00%, 07/15/23, Series 1543, Class VN	1,059
502	7.00%, 10/15/28, Series 2089, Class PJ, IO	96
789	7.50%, 01/15/19, Series 2827, Class SQ, FRN	790
180	7.50%, 08/15/22, Series 1343, Class LB	185
353	7.50%, 01/15/23, Series 1456, Class Z	366
796	7.50%, 10/15/30, Series 2261, Class ZY	818
288	8.00%, 04/15/22, Series 1254, Class N	288
662	8.00%, 06/15/22, Series 1316, Class Z	679
913	8.00%, 02/15/23, Series 201, Class Z	920
1,436	8.00%, 11/15/29, Series 2201, Class C	1,515
44	8.13%, 11/15/20, Series 81, Class A	44
15	8.50%, 09/15/22, Series 198, Class Z	15
869	8.58%, 05/15/30, Series 2755, Class SA, FRN	844
51	9.10%, 01/15/21, Series 109, Class I	51
80	9.20%, 10/15/20, Series 84, Class F	80
161	9.50%, 07/15/19, Series 11, Class D	161
70	9.50%, 05/15/20, Series 38, Class D	70
353	10.00%, 08/15/23, Series 1611, Class JC, IF	393
55	10.00%, 02/15/24, Series 1671, Class QC, IF	54
978	Federal Home Loan Mortgage Corp., Structured Pass Through Securities
	6.50%, 02/25/43, Series T-54, Class 2A	1,013

Principal Amount	Security Description	Value

	Federal National Mortgage Association
477	Zero Coupon, 04/25/24, Series 1994-65, Class PK, PO	402
964	Zero Coupon, 06/25/23, Series 1993-257, Class C, PO	859
34	Zero Coupon, 09/25/23, Series 1993-205, Class H, PO	29
157	Zero Coupon, 10/25/22, Series G92-62, Class B, PO	131
638	4.25%, 06/25/21, Series 2003-60, Class DA	617
1,000	4.50%, 01/25/14, Series 2003-128, Class KE	990
2,000	5.00%, 06/25/23, Series 2003-83, Class PG	1,970
2,000	5.00%, 11/25/15, Series 2002-74, Class PD	2,007
1,000	5.50%, 03/25/17, Series 2002-11, Class QG	1,022
5,000	5.50%, 04/25/17, Series 2002-18, Class PC	5,129
1,500	5.50%, 05/25/16, Series 2002-61, Class PE	1,529
1,000	5.50%, 09/25/17, Series 2002-55, Class QE	1,014
1,000	5.50%, 07/25/24, Series 2004-53, Class NC	1,015
2,000	5.75%, 06/25/33, Series 2003-47, Class PE	2,007
227	6.00%, 12/25/08, Series 1993-231, Class M	230
2,500	6.00%, 04/18/12, Series 1997-31, Class EB	2,572
2,000	6.00%, 03/25/16, Series 2001-5, Class OW	2,064
238	6.00%, 08/25/22, Series 1994-23, Class PE	238
3,688	6.00%, 08/25/23, Series 1994-23, Class PX	3,793
527	6.00%, 03/25/27, Series 1998-63, Class PG	528
370	6.50%, 05/25/08, Series 1993-55, Class K	380
302	6.50%, 06/25/08, Series 1993-86, Class H	310
1,398	6.50%, 09/25/08, Series 1993-175, Class PG	1,431
438	6.50%, 09/25/08, Series 1995-19, Class K	449
152	6.50%, 03/25/09, Series 1994-32, Class Z	155
85	6.50%, 03/25/13, Series 1993-140, Class H	86
1,500	6.50%, 01/25/14, Series 1994-1, Class L	1,568
842	6.50%, 06/25/18, Series 2002-16, Class VD	853
1,350	6.50%, 04/25/23, Series 1993-160, Class AJ	1,381
544	6.50%, 07/25/23, Series 1996-59, Class K	554
2,000	6.50%, 08/25/23, Series 1994-28, Class K	2,057
1,513	6.50%, 09/25/23, Series 1993-160, Class ZA	1,613
649	6.50%, 11/25/23, Series 1995-19, Class Z	698
3,299	6.50%, 09/18/27, Series 1997-63, Class ZA	3,440
190	7.00%, 09/25/07, Series 1992-179, Class H	191
2,800	7.00%, 03/25/21, Series 2001-4, Class PC	2,948
996	7.00%, 01/25/22, Series G92-15, Class Z	1,031
76	7.00%, 06/25/22, Series G92-30, Class Z	79
531	7.00%, 03/18/27, Series 1997-11, Class E	557
660	7.00%, 05/25/23, Series 1993-56, Class PZ	692
439	7.00%, 05/25/23, Series 1993-60, Class Z	464
1,155	7.00%, 06/25/23, Series 1993-79, Class PL	1,193
1,969	7.00%, 08/25/23, Series 1993-141, Class Z	2,057
996	7.00%, 08/25/23, Series 1993-149, Class M	1,045
120	7.10%, 12/25/23, Series 1993-255, Class E	128
232	7.50%, 06/25/07, Series 1992-78, Class H	239
174	7.50%, 06/25/22, Series 1992-101, Class J	178
1,705	7.50%, 10/25/22, Series 1992-188, Class PZ	1,813
511	7.50%, 10/25/22, Series 1995-4, Class Z	551
130	7.50%, 03/25/23, Series 1993-23, Class PZ	136
227	7.50%, 04/18/27, Series 1997-27, Class J	240
1,831	7.50%, 02/20/30, Series 2000-8, Class Z	1,929
145	7.75%, 03/25/22, Series 1992-31, Class M	153
224	8.00%, 11/25/10, Series 1993-17, Class C	227
301	8.00%, 10/25/21, Series 1991-141, Class PZ	318
500	8.00%, 07/18/27, Series 1997-42, Class EG	589
1,792	8.00%, 09/18/29, Series 1999-47, Class JZ	2,018
118	8.50%, 09/25/21, Series G-29, Class O	124
43	8.75%, 09/25/20, Series 1990-110, Class H	47
33	8.80%, 01/25/20, Series 1990-1, Class D	35
32	8.95%, 10/25/20, Series 1990-117, Class E	34
186	9.00%, 06/25/22, Series 1992-79, Class Z	203
49	9.30%, 05/25/18, Series 1988-13, Class C	54
610	9.35%, 10/25/19, Series 1989-72, Class E	668
22	11.50%, 12/25/19, Series 1989-98, Class H	25
1,371	Federal National Mortgage Association Whole Loan
	7.00%, 02/25/44, Series 2004-W2, Class 2A2	1,435
	Government National Mortgage Association
150	6.00%, 07/16/32, Series 2002-47, Class HM	154
3,000	6.50%, 06/20/32, Series 2002-45, Class QE	3,146
2,762	7.00%, 01/20/32, Series 2002-4, Class TD	2,948
780	7.50%, 05/16/27, Series 1997-8, Class PN	819

Principal Amount	Security Description	Value

2,039	8.00%, 12/20/29, Series 1999-44, Class ZG	2,154
1,115	7.75%, 09/20/30, Series 2000-26, Class Z	1,153
3,355	8.00%, 01/16/30, Series 2000-1, Class PK	3,577
1,278	8.00%, 06/20/30, Series 2000-9, Class Z	1,347
629	9.00%, 05/16/27, Series 1997-7, Class ZA	674
171	9.35%, 11/16/29, Series 1999-43, Class TA, FRN	191
	Vendee Mortgage Trust
2,703	6.75%, 06/15/26, Series 1996-2, Class 1Z	2,844
297	7.00%, 01/15/29, Series 1999-1, Class 2Z	304
7,200	7.00%, 09/15/27, Series 1998-1, Class 2E	7,560

		224,212

Non-Agency CMO — 5.0%
654	ABN Amro Mortgage Corp.
	4.50%, 07/25/18, Series 2003-7, Class A3	636
	Bank of America Mortgage Securities
851	Zero Coupon, 10/25/34, Series 2004-8, Class X, PO	700
1,822	4.75%, 09/25/18, Series 2003-7, Class A2	1,789
6,082	5.50%, 04/25/34, Series 2004-3, Class 2A1	6,053
1,771	5.50%, 03/25/34, Series 2004-2, Class 2A4	1,793
1,000	5.75%, 08/25/34, Series 2004-7, Class 2A2	1,014
504	5.50%, 02/25/35, Series 2005-1, Class 1A17	478
1,063	Bear Stearns Commercial Mortgage Securities
	7.64%, 02/15/32, Series 2000-WF1, Class A1	1,136
39	Bear Stearns Mortgage Securities, Inc.
	6.79%, 03/25/31, Series 1997-6, Class 1A, VAR	39
	Citicorp Mortgage Securities, Inc.
289	5.75%, 06/25/09, Series 1994-9, Class A4	288
84	7.50%, 04/25/25, Series 1995-2, Class A7	84
405	Citigroup Mortgage Loan Trust, Inc.
	Zero Coupon, 12/25/18, Series 2003-UST1, Class 3, PO	320
6,408	Countrywide Alternative Loan Trust
	5.00%, 08/25/19, Series 2004-16CB, Class 2A2	6,387
500	Countrywide Home Loan Mortgage Pass Through Trust
	6.00%, 02/25/33, Series 2002-35, Class 2A10	482
4,000	Countrywide Home Loan Mortgage Pass Through Trust
	6.00%, 01/25/33, Series 2002-32, Class 1A18	4,090
	Credit Suisse First Boston Mortgage Securities Corp.
1,000	5.50%, 02/25/35, Series 2005-1, Class 1A16	981
4	8.50%, 04/25/31, Series 2001-9, Class 2A5	4
1,975	DLJ Commercial Mortgage Corp.
	7.62%, 06/10/33, Series 2000-CF1 A1B	2,208
2,894	First Horizon Asset Securities, Inc.
	4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	2,907
1,425	MASTR, Adjustable Rate Mortgages Trust
	3.82%, 12/21/34, Series 2004-13, Class 2A1, VAR, FRN	1,409
	MASTR Alternative Loans Trust
462	Zero Coupon, 08/25/34, Series 2004-7 30, PO	316
4,602	4.50%, 09/25/19, Series 2004-10, Class 1A1	4,471
1,169	5.50%, 11/25/19, Series 2004-11, Class 8A3	1,186
802	5.50%, 12/25/33, Series 2003-8, Class 3A1	810
	MASTR Asset Securitization Trust
472	Zero Coupon, 07/25/19, Series 2004-6, Class 15, PO	359
940	Zero Coupon, 08/25/19, Series 2004-8, PO	701
3,092	5.00%, 05/25/18, Series 2003-4, Class 2A2	3,122
617	5.50%, 07/25/33, Series 2003-6, Class 8A1	614
1,633	MortgageIT Trust
	3.17%, 02/25/35, Series 2005-1, Class 1A1, VAR	1,633
1,242	Nomura Asset Acceptance Corp.
	6.50%, 10/25/34, Series 2004-R2, Class A1, VAR (e)	1,271
167	Merrill Lynch Mortgage Investors, Inc.
	Zero Coupon, 05/25/29, Series 2001-S1, Class 2A, PO	165
	Paine Webber CMO Trust
42	8.75%, 04/01/18, Series H, Class 4	44
9	8.80%, 05/01/18, Series J, Class 3	9
50	8.95%, 07/01/18, Series L, Class 4	53
83	PNC Mortgage Securities Corp.
	6.50%, 05/25/29, Series 1999-4, Class 4A4	84
2,006	Residential Funding Mortgage Securities I
	4.00%, 05/25/33, Series 2003-S7, Class A17	1,937
1,503	Residential Funding Securities Corp.
	5.00%, 05/25/18, Series 2003-RM2, Class AII	1,505
2,000	Wachovia Bank Commercial Mortgage Trust
	4.04%, 10/15/41, Series 2004-C15, Class A2	1,941

Principal Amount	Security Description	Value

	Washington Mutual, Inc.
1,867	4.24%, 06/25/34, Series 2004-AR3, Class A2, VAR	1,845
4,412	6.50%, 10/19/29, Series 2002-S4, Class A4	4,493
	Wells Fargo Mortgage Backed Securities Trust
414	Zero Coupon, 01/25/34, Sereis 2003-17, Class 2A9, PO	187
2,923	3.50%, 01/25/35, Series 2004-EE, Class 3A1, FRN	2,872
2,000	3.54%, 09/25/34, Series 2004-S, Class A5, FRN	1,915
320	4.54%, 01/25/35, Series 2004-DD, Class 2A8, FRN	312
2,898	4.94%, 09/25/34, Series 2004-Q, Class 2A2, FRN	2,834
448	4.94%, 09/25/34, Series 2004-Q, Class 1A3, FRN	438

		67,915

	Total Collateralized Mortgage Obligations (Cost $289,057)	292,127

CORPORATE BONDS — 33.6%
Aerospace & Defense — 0.2%
400	Loral Corp.
	7.00%, 09/15/23	455
750	Moog, Inc.
	6.25%, 01/15/15	735
500	Sequa Corp., Series B
	8.88%, 04/01/08	525
1,541	Systems 2001 AT LLC
	7.16%, 12/15/11 (e)	1,647

		3,362

Airlines — 1.0%
	American Airlines, Inc.
500	7.25%, 02/05/09	479
992	10.18%, 01/02/13	714
464	Continental Airlines, Inc.
	7.88%, 07/02/18	435
642	Delta Air Lines, Inc.
	10.00%, 12/05/14 Delta Air Lines, Inc.	225
	NWA Trust
4,803	9.25%, 12/21/12	4,935
3,431	10.23%, 12/21/12	3,019
	United Airlines, Inc.
4,344	6.07%, 03/01/13, Series 2001-1 (d)	4,037
1,000	9.12%, 01/15/12 (d)	81

		13,925

Auto Components — 0.1%
889	Airxcel, Inc., Series B
	11.00%, 11/15/07	871
750	Arvin Industries, Inc.
	7.12%, 03/15/09	746

		1,617

Automobile Manufacturers — 0.0% (g)
500	Navistar International Corp.
	7.50%, 06/15/11	504

Automobiles — 0.8%
2,000	DaimlerChrysler NA Holding Corp.
	7.30%, 01/15/12	2,181
	Ford Motor Credit Co.
250	6.25%, 12/08/05	253
4,100	7.38%, 10/28/09	4,118
1,680	7.88%, 06/15/10	1,710
	General Motors Corp.
1,000	7.20%, 01/15/11	903
750	8.80%, 03/01/21	675
700	Toyota Motor Credit Corp.
	2.88%, 08/01/08	669

		10,509

Beverages — 0.1%
500	Bavaria S.A.
	8.88%, 11/01/10	545
400	Coca-Cola Enterprises, Inc.
	6.95%, 11/15/26	467

		1,012

Capital Markets — 2.4%
	Bear Stearns Cos., Inc. (The)
2,000	4.50%, 10/28/10	1,966
1,800	7.63%, 12/07/09	2,013
	Donaldson Lufkin & Jenrette, Inc.

Principal Amount	Security Description	Value

500	6.50%, 04/01/08	528
1,000	6.50%, 06/01/08	1,056
500	Goldman Sachs Group LP
	6.75%, 02/15/06	512
	Goldman Sachs Group, Inc.
1,575	4.75%, 07/15/13	1,515
780	5.25%, 10/15/13	775
2,000	6.60%, 01/15/12	2,164
1,500	6.88%, 01/15/11	1,636
	Lehman Brothers Holdings, Inc.
235	3.60%, 03/13/09	226
3,525	4.00%, 01/22/08	3,479
295	8.50%, 08/01/15	361
	Merrill Lynch & Co.
2,750	3.13%, 07/15/08	2,629
1,900	4.13%, 01/15/09, Series C	1,863
	Morgan Stanley
1,750	4.25%, 05/15/10	1,706
1,000	5.30%, 03/01/13	1,006
3,500	6.60%, 04/01/12	3,820
1,850	6.75%, 04/15/11	2,016
2,250	Spear Leeds & Kellogg LP
	8.25%, 08/15/05 (e)	2,290

		31,561

Chemicals — 0.7%
750	Airgas, Inc.
	6.25%, 07/15/14	748
1,000	Dow Capital BV
	8.50%, 06/08/10	1,147
250	Eastman Chemical Co.
	7.60%, 02/01/27	302
775	EI Du Pont de Nemours & Co.
	4.13%, 04/30/10	758
500	Equistar Chemicals LP
	8.75%, 02/15/09	536
500	Georgia Gulf Corp.
	7.12%, 12/15/13	519
1,000	Huntsman International LLC
	10.13%, 07/01/09	1,040
9	IMC Global, Inc.
	7.63%, 11/01/05	9
1,000	ISP ChemCo, Inc., Series B
	10.25%, 07/01/11	1,082
500	Lyondell Chemical Co.
	10.50%, 06/01/13	575
735	Monsanto Co.
	7.38%, 08/15/12	847
900	Nova Chemicals Corp.
	6.50%, 01/15/12	923
500	PolyOne Corp.
	8.88%, 05/01/12	535
500	Terra Capital, Inc.
	11.50%, 06/01/10	575

		9,596

Commercial Banks — 4.7%
3,500	ABN Amro Bank N.V.
	7.25%, 05/31/05	3,522
	Bank of America Corp.
1,000	4.38%, 12/01/10	984
1,500	6.97%, 03/07/37	1,759
1,000	7.40%, 01/15/11	1,127
2,900	7.80%, 02/15/10	3,283
500	7.80%, 09/15/16	599
7,125	Bank of Scotland
	7.00%, 12/31/49 , VAR	7,538
250	Bankers Trust Corp.
	7.25%, 10/15/11	280
1,000	BB&T Corp.
	6.50%, 08/01/11	1,091
1,750	Branch Banking & Trust Co.
	4.88%, 01/15/13	1,723
1,000	Comerica Bank
	7.65%, 08/15/10, VAR	1,015

Principal Amount	Security Description	Value

2,500	First Bank NA
	6.50%, 02/01/08	2,634
1,000	FleetBoston Financial Corp.
	7.38%, 12/01/09	1,105
	HSBC Finance Corp.
7,200	5.88%, 02/01/09	7,492
500	6.38%, 11/27/12	541
1,000	6.50%, 11/15/08	1,060
1,000	7.25%, 05/15/06	1,034
400	HSBC Holdings plc
	7.35%, 11/27/32 (e)	485
2,000	Huntington National Bank,
	8.00%, 04/01/10	2,257
700	Key Bank National Association,
	5.70%, 08/15/12	730
5,000	KEY Bank USA NA,
	7.55%, 09/15/06	5,234
1,740	Marshall & Ilsley Corp.
	4.38%, 08/01/09	1,722
500	Mellon Funding Corp.
	6.38%, 02/15/10	530
1,500	National City Bank
	4.62%, 05/01/13	1,459
	Popular North America, Inc.
825	4.25%, 04/01/08	819
500	6.13%, 10/15/06, Series E	513
2,035	Royal Bank of Canada
	3.88%, 05/04/09	1,991
2,500	SunTrust Banks, Inc.
	6.00%, 02/15/26	2,658
500	UnionBanCal Corp.
	5.25%, 12/16/13	497
2,000	U.S. Bancorp
	7.50%, 06/01/26	2,506
	Wells Fargo & Co.
1,000	4.20%, 01/15/10	978
1,500	5.90%, 05/21/06	1,532
1,500	6.38%, 08/01/11	1,627
1,000	Wells Fargo Bank NA
	6.45%, 02/01/11	1,085

		63,410

Commercial Services & Supplies — 0.3%
1,000	Allied Waste North America, Series B
	8.88%, 04/01/08	1,034
750	Corrections Corp of America
	6.25%, 03/15/13	720
1,300	PHH Corp.
	7.13%, 03/01/13	1,431
530	Phoenix Color Corp.
	10.38%, 02/01/09	488
750	United Rentals North America, Inc.
	6.50%, 02/15/12	729

		4,402

Computers & Peripherals — 0.2%
	International Business Machines Corp.
1,000	5.39%, 01/22/09	1,027
650	7.00%, 10/30/25	765
500	Seagate Technology HDD Holdings
	8.00%, 05/15/09	531

		2,323

Construction Materials — 0.1%
1,300	Hanson Australia Funding Ltd.
	5.25%, 03/15/13	1,296

Consumer Finance — 0.8%
3,000	American Express Credit Corp.
	3.00%, 05/16/08	2,874
200	Capital One Bank,
	4.88%, 05/15/08	201
	General Motors Acceptance Corp.
1,300	6.13%, 09/15/06	1,294
750	6.13%, 01/22/08	720
4,100	7.25%, 03/02/11	3,807
350	MBNA America Bank N.A.

Principal Amount	Security Description	Value

	5.38%, 01/15/08	357
1,250	SLM Corp.
	3.50%, 09/30/06, Series A	1,241

		10,494

Containers & Packaging — 0.2%
	Ball Corp.
250	6.88%, 12/15/12	258
750	7.75%, 08/01/06	773
750	Norampac, Inc.
	6.75%, 06/01/13	763
	Owens-Brockway Glass Containers
250	7.75%, 05/15/11	262
500	8.88%, 02/15/09	534

		2,590

Distributors — 0.1%
750	Ingram Micro, Inc.
	9.87%, 08/15/08	795
545	Wesco Distribution, Inc., Series B
	9.13%, 06/01/08	561

		1,356

Diversified Financial Services — 4.7%
	Associates Corp. of N. America
1,000	6.25%, 11/01/08	1,059
1,000	6.63%, 06/15/05	1,006
6,000	8.15%, 08/01/09	6,802
150	7.62%, 04/27/05, Series H	150
500	7.95%, 02/15/10, Series B	565
	CIT Group, Inc.
3,450	4.13%, 02/21/06	3,458
1,325	6.88%, 11/01/09	1,431
750	7.25%, 08/15/05	761
5,000	Citigroup, Inc.
	6.25%, 12/01/05	5,076
6,500	Corestates Capital Trust I
	8.00%, 12/15/26	7,053
	Credit Suisse First Boston USA, Inc.
2,000	5.50%, 08/15/13	2,041
1,690	6.13%, 11/15/11	1,793
500	Eircom Funding
	8.25%, 08/15/13	544
1,000	FMR Corp.
	4.75%, 03/01/13	982
	General Electric Capital Corp.
1,100	6.75%, 03/15/32	1,270
5,000	2.80%, 01/15/07	4,888
500	3.50%, 05/01/08, Series A	487
885	4.25%, 01/15/08, Series A	882
1,000	4.38%, 11/21/11, Series A	976
1,750	5.88%, 02/15/12, Series A	1,847
700	6.00%, 06/15/12, Series A	746
1,750	6.13%, 02/22/11, Series A	1,869
	International Lease Finance Corp.
500	4.00%, 01/17/06, Series O	500
190	4.50%, 05/01/08	189
500	5.12%, 06/01/05, Series N	501
1,000	5.62%, 06/01/07	1,026
210	5.88%, 05/01/13	216
6,000	MassMutual Global Funding II
	3.50%, 03/15/10 (e)	5,653
	National Rural Utilities Cooperative Finance Corp.
3,500	6.00%, 05/15/06	3,578
400	7.25%, 03/01/12	452
	New York Life Global Funding
1,000	3.88%, 01/15/09 (e)	979
1,250	5.38%, 09/15/13 (e)	1,278
	Principal Life Global Funding I
2,500	2.80%, 06/26/08 (e)	2,382
1,000	5.13%, 06/28/07 (e)	1,014

		63,454

Diversified Telecommunication Services — 1.5%
100	BellSouth Corp.
	6.87%, 10/15/31	111
2,000	British Telecommunications plc

Principal Amount	Security Description	Value

	8.38%, 12/15/10	2,323
750	Citizens Communications Co.
	6.25%, 01/15/13	705
500	Corning, Inc.
	6.20%, 03/15/16 Corning, Inc.	502
400	GTE Corp.
	7.90%, 02/01/27	431
500	Insight Midwest LP
	10.50%, 11/01/10	535
1,000	Liberty Media Corp.
	7.87%, 07/15/09	1,082
500	Mastec, Inc.
	7.75%, 02/01/08	485
	MCI, Inc.
111	6.91%, 05/01/07	113
111	7.69%, 05/01/09	115
95	8.74%, 05/01/14	105
500	New York Telephone Co.
	6.12%, 01/15/10	520
965	Nynex Corp.
	9.55%, 05/01/10	1,065
1,000	Qwest Corp.
	7.88%, 09/01/11	1,030
	Sprint Capital Corp.
1,600	6.00%, 01/15/07	1,645
1,000	7.63%, 01/30/11	1,113
370	8.38%, 03/15/12	432
800	8.75%, 03/15/32	1,038
1,250	TELUS Corp.
	8.00%, 06/01/11	1,448
270	United Telephone Co. of Florida
	8.37%, 01/15/25, Series HH	332
1,500	Verizon Florida, Inc.
	6.13%, 01/15/13, Series F	1,559
2,500	Verizon Pennsylvania, Inc.
	8.35%, 12/15/30	3,123

		19,812

Electric Utilities — 2.0%
890	Alabama Power Co.
	2.80%, 12/01/06, Series Y	872
200	Allete, Inc.
	7.50%, 08/01/07	202
1,445	American Electric Power Co., Inc.
	6.13%, 05/15/06, Series A	1,477
400	Appalachian Power Co.
	4.80%, 06/15/05, Series E	401
	Carolina Power & Light Co.
1,250	5.13%, 09/15/13	1,251
1,000	5.95%, 03/01/09	1,044
1,000	Cleco Corp.
	7.00%, 05/01/08	1,052
1,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	1,005
1,555	Constellation Energy Group, Inc.
	6.35%, 04/01/07	1,612
400	Dominion Resources, Inc.
	6.25%, 06/30/12, Series B	428
750	DPL, Inc.
	8.25%, 03/01/07	795
1,000	DTE Energy Co.
	6.65%, 04/15/09, Series A	1,067
	Duke Energy Corp.
2,500	4.20%, 10/01/08	2,470
1,000	5.63%, 11/30/12	1,029
1,000	Edison Mission Energy
	9.88%, 04/15/11	1,155
2,400	Exelon Corp.
	6.75%, 05/01/11	2,611
500	FPL Energy National Wind
	6.12%, 03/25/19	496
710	FPL Energy Wind Funding LLC
	6.88%, 06/27/17	722
750	Midamerican Energy Holdings Co.

Principal Amount	Security Description	Value

	7.23%, 09/15/05	762
500	Mirant Americas Generation LLC
	8.30%, 05/01/11 (d)	557
	Nevada Power Co.
125	6.50%, 04/15/12	129
375	8.25%, 06/01/11	416
1,000	Northeast Utilities
	3.30%, 06/01/08	963
900	NorthWestern Corp.
	5.88%, 11/01/14	895
250	Pacificorp
	7.24%, 08/16/23	284
750	Sierra Pacific Power Co.
	6.25%, 04/15/12	761
1,000	TECO Energy, Inc.
	10.50%, 12/01/07	1,123
600	Texas-New Mexico Power Co.
	6.12%, 06/01/08	614

		26,193

Electronic Equipment & Instruments — 0.2%
500	Avnet, Inc.
	9.75%, 02/15/08	559
1,000	Flextronics International Ltd.
	6.50%, 05/15/13	992
750	PerkinElmer, Inc.
	8.88%, 01/15/13	840

		2,391

Energy Equipment & Services — 0.4%
500	Grant Prideco Escrow Corp.
	9.00%, 12/15/09	540
500	Key Energy Services, Inc.
	6.37%, 05/01/13	483
500	Offshore Logistics, Inc.
	6.13%, 06/15/13	475
2,716	Oslo Seismic Services, Inc.
	8.28%, 06/01/11	2,868
750	Pride International, Inc.
	7.37%, 07/15/14	795

		5,161

Food & Staples Retailing — 0.3%
500	Ahold Finance USA, Inc.
	8.25%, 07/15/10	549
1,650	Albertson's, Inc.
	6.95%, 08/01/09	1,779
500	Delhaize America, Inc.
	7.38%, 04/15/06	514
	Kroger Co. (The)
600	7.80%, 08/15/07	642
1,000	8.05%, 02/01/10	1,126

		4,610

Food Products — 0.7%
500	Corn Products International, Inc.
	8.25%, 07/15/07	540
500	Cosan S.A. Industria e Comercio
	9.00%, 11/01/09	483
500	Dole Food Co., Inc.
	7.25%, 06/15/10	505
4,580	Grand Metropolitan Investment Corp.
	7.45%, 04/15/35	5,784
750	PSF Group Holdings, Inc.
	9.25%, 06/15/11	804
500	Smithfield Foods, Inc.
	7.75%, 05/15/13, Series B	530
400	Tyson Foods, Inc.
	7.25%, 10/01/06	417

		9,063

Gas Utilities — 0.3%
500	Holly Energy Partners LP
	6.25%, 03/01/15	480
1,000	KeySpan Gas East Corp.
	7.88%, 02/01/10	1,140
500	Pacific Energy Partners LP
	7.13%, 06/15/14	518

Principal Amount	Security Description	Value

500	Plains All American Pipeline LP
	7.75%, 10/15/12	575
	SEMCO Energy, Inc.
500	7.13%, 05/15/08	509
250	7.75%, 05/15/13	258
835	Southern California Gas Co.
	4.37%, 01/15/11	816

		4,296

Health Care Equipment & Supplies — 0.4%
3,000	Beckman Instruments, Inc.
	7.05%, 06/01/26	3,479
1,000	Fisher Scientific International, Inc.
	6.75%, 08/15/14 (e)	1,015
350	Fresenius Medical Care Capital Tranche IV
	7.88%, 06/15/11	379

		4,873

Health Care Providers & Services — 0.3%
900	Coventry Health Care, Inc.
	5.88%, 01/15/12	900
1,000	HCA, Inc.
	8.75%, 09/01/10	1,125
1,000	Service Corp. International
	6.88%, 10/01/07	1,013
500	Stewart Enterprises, Inc.
	6.25%, 02/15/13	485

		3,523

Hotels, Restaurants & Leisure — 0.6%
500	Aztar Corp.
	7.88%, 06/15/14	531
850	Bally Total Fitness Holding Corp.
	9.88%, 10/15/07, Series D	718
500	Caesars Entertainment, Inc.
	7.50%, 09/01/09	538
500	Intrawest Corp.
	7.50%, 10/15/13	501
1,000	MGM Mirage, Inc.
	6.00%, 10/01/09	986
750	Mohegan Tribal Gaming Authority
	7.12%, 08/15/14	752
3,000	Royal Caribbean Cruises Ltd.
	8.25%, 04/01/05	3,000
750	Speedway Motorsports, Inc.
	6.75%, 06/01/13	758
750	Station Casinos, Inc.
	6.00%, 04/01/12	744

		8,528

Household Durables — 0.1%
387	Home Products International, Inc.
	9.63%, 05/15/08	352
1,000	KB Home
	5.75%, 02/01/14	958

		1,310

Industrial Conglomerates — 0.2%
300	Ingersoll-Rand Co.
	7.20%, 06/01/25	335
1,300	Raychem Corp.
	7.20%, 10/15/08	1,439
1,000	Tyco International Group S.A.
	6.38%, 10/15/11	1,068

		2,842

Insurance — 2.2%
1,000	American International Group, Inc.
	4.25%, 05/15/13	939
	ASIF Global Financing
1,200	2.50%, 01/30/07	1,164
1,125	2.65%, 01/17/06 (e)	1,115
1,000	3.90%, 10/22/08 (e)	975
1,350	Berkshire Hathaway Finance Corp.
	4.20%, 12/15/10	1,311
500	Crum & Forster Holdings Corp.
	10.38%, 06/15/13	560
500	Fairfax Financial Holdings Ltd.
	7.75%, 04/26/12	483

Principal Amount	Security Description	Value

2,000	John Hancock Global Funding II
	3.50%, 01/30/09 (e)	1,919
250	Lion Connecticut Holdings, Inc.
	7.63%, 08/15/26	301
500	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	503
500	MGIC Investment Corp.
	6.00%, 03/15/07	517
5,000	MIC Financing Trust I
	8.37%, 02/01/27	5,236
1,350	Monumental Global Funding II
	4.38%, 07/30/09 (e)	1,327
2,000	Monumental Global Funding III
	5.20%, 01/30/07 (e)	2,038
2,015	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	1,957
2,100	Protective Life Secured Trust
	4.00%, 04/01/11	2,005
5,000	Sun Life Canada U.S. Capital Trust
	8.52%, 01/01/80	5,482
419	SunAmerica, Inc.
	8.12%, 04/28/23	535
1,000	TIAA Global Markets
	5.00%, 03/01/07	1,014
400	Torchmark Corp.
	7.87%, 05/15/23	486
275	XL Capital Ltd.
	5.25%, 09/15/14	271

		30,138

Internet Software & Services — 0.0% (g)
676	EXDS, Inc.
	10.75%, 12/15/09 (d)	3

IT Services — 0.0% (g)
450	Iron Mountain, Inc.
	8.63%, 04/01/13	455

Leisure Equipment & Products — 0.1%
400	Brunswick Corp.
	7.38%, 09/01/23	476
500	K2, Inc.
	7.37%, 07/01/14	518
500	Riddell Bell Holdings, Inc.
	5.04%, 09/30/11	508

		1,502
Loans — 0.0% (g)
1	Lyondell Loan
	4.48%, 05/03/07, FRN	1

Machinery — 0.1%
500	Case New Holland, Inc.
	9.25%, 08/01/11 (e)	533
499	Ormat Funding Corp.
	8.25%, 12/30/20	501
500	Valmont Industries, Inc.
	6.87%, 05/01/14	495

		1,529

Marine — 0.1%
750	CP Ships Ltd.
	10.38%, 07/15/12	857
	Stena AB
400	7.50%, 11/01/13 Stena AB	396
300	9.62%, 12/01/12	332

		1,585

Media — 1.8%
750	CBS Corp.
	8.62%, 08/01/12	895
1,000	Charter Communications Holdings LLC
	10.25%, 01/15/10	803
	Comcast Cable Communications Holdings, Inc.
4,000	8.38%, 05/01/07	4,309
240	9.46%, 11/15/22	326
600	COX Communications, Inc.
	6.88%, 06/15/05	603
	CSC Holdings, Inc.
1,500	7.25%, 07/15/08	1,538

Principal Amount	Security Description	Value

750	8.13%, 07/15/09, Series B	791
500	Echostar DBS Corp.
	5.75%, 10/01/08	493
	Mediacom LLC Mediacom Capital Corp.
800	8.50%, 04/15/08	812
200	9.50%, 01/15/13	200
800	News America Holdings, Inc.
	7.75%, 01/20/24	930
600	News America, Inc.
	6.75%, 01/09/38	660
250	Reader's Digest Association, Inc. (The)
	6.50%, 03/01/11	249
500	Rogers Cable, Inc.
	6.25%, 06/15/13	485
1,000	Spanish Broadcasting System
	9.62%, 11/01/09	1,048
1,500	Tele-Communications-TCI Group
	9.80%, 02/01/12	1,880
1,800	Thomson Corp. (The)
	4.25%, 08/15/09	1,763
	Time Warner Entertainment Co. LP
1,000	8.87%, 10/01/12	1,209
750	10.15%, 05/01/12	953
	Time Warner, Inc.
470	7.70%, 05/01/32	558
375	8.18%, 08/15/07	404
1,000	9.15%, 02/01/23	1,315
700	Viacom, Inc.
	7.70%, 07/30/10	783
500	Videotron Ltee
	6.88%, 01/15/14	503

		23,510

Metals & Mining — 0.4%
500	AK Steel Holding Corp.
	7.88%, 02/15/09	490
500	Anchor Lamina, Inc.
	9.88%, 02/01/08	440
550	Arch Western Finance LLC
	6.75%, 07/01/13	553
2,700	Newmont Gold Co.
	8.91%, 01/05/09	2,864
250	Russel Metals, Inc.
	6.38%, 03/01/14	243
421	U.S. Steel Corp.
	9.75%, 05/15/10	466

		5,056

Multi-Utilities & Unregulated Power — 0.3%
625	AES Corp. (The)
	9.50%, 06/01/09	684
1,500	Calpine Corp
	8.63%, 08/15/10	1,046
499	Dynegy Holdings, Inc.
	6.07%, 05/28/10, FRN	509
500	PSEG Energy Holdings, Inc.
	7.75%, 04/16/07	514
1,400	PSEG Power LLC
	7.75%, 04/15/11	1,595

		4,348

Office Electronics — 0.0% (g)
300	Pitney Bowes, Inc.
	3.88%, 06/15/13	278

Oil & Gas — 1.0%
1,500	BP Capital Markets plc
	2.75%, 12/29/06	1,470
	Chesapeake Energy Corp.
250	6.88%, 01/15/16	253
500	7.50%, 09/15/13	528
500	Citgo Petroleum Corp.
	6.00%, 10/15/11 (d) (e)	494
3,000	ConocoPhillips
	8.75%, 05/25/10	3,550
500	El Paso Natural Gas Co., Series A
	7.63%, 08/01/10	524

Principal Amount	Security Description	Value

500	Evergreen Resources, Inc.
	5.88%, 03/15/12	508
500	Hornbeck Offshore Services, Inc.
	6.12%, 12/01/14 (d) (e)	501
250	Plains Exploration & Production Co.
	7.13%, 06/15/14	261
750	Pogo Producing Co.
	6.63%, 03/15/15	750
	Premcor Refining Group, Inc.
250	7.50%, 06/15/15	257
500	9.50%, 02/01/13	559
1,159	Ras Laffan Liquefied Natural Gas Co., Ltd.
	7.63%, 09/15/06 (e)	1,194
825	Ultramar Diamond Shamrock Corp.
	6.75%, 10/15/37	952
1,349	USX Consolidated
	6.65%, 02/01/06	1,378

		13,179

Paper & Forest Products — 0.6%
	Abitibi-Consolidated, Inc.
500	6.00%, 06/20/13, FRN	433
500	6.51%, 06/15/11, FRN	501
750	Bowater, Inc.
	6.50%, 06/15/13	714
1,000	Buckeye Technologies, Inc.
	9.25%, 09/15/08	995
750	Cascades, Inc.
	7.25%, 02/15/13	769
1,050	International Paper Co.
	5.85%, 10/30/12	1,094
500	MeadWestvaco Corp.
	6.85%, 04/01/12	558
350	Norske Skog Canada Ltd.
	8.63%, 06/15/11	362
750	Pope & Talbot, Inc.
	8.38%, 06/01/13	788
500	Tembec Industries, Inc.
	8.62%, 06/30/09	483
700	Union Camp Corp.
	6.50%, 11/15/07	732
	Weyerhaeuser Co.
97	6.13%, 03/15/07	100
500	7.50%, 03/01/13	576

		8,105

Personal Products — 0.0% (g)
987	Drypers Corp., Series B
	10.25%, 06/15/07 (d)	9

Pharmaceuticals — 0.1%
750	Biovail Corp.
	7.88%, 04/01/10	746

Real Estate — 1.0%
	EOP Operating LP
700	6.75%, 02/15/12	759
750	7.25%, 02/15/18	841
250	ERP Operating LP
	4.75%, 06/15/09	250
250	Felcor Lodging LP (REIT)
	9.00%, 06/01/11, FRN	269
750	Forest City Enterprises, Inc.
	7.63%, 06/01/15	801
250	Host Marriott LP
	6.38%, 03/15/15	239
500	Host Marriott LP (REIT)
	7.00%, 08/15/12 (d) (e)	500
	iStar Financial, Inc. (REIT)
250	4.88%, 01/15/09, Series B	247
250	6.00%, 12/15/10	258
	La Quinta Properties, Inc. (REIT)
400	7.00%, 08/15/12	405
500	8.88%, 03/15/11	540
5,055	Socgen Real Estate Co. LLC
	7.64%, 12/31/49 , VAR (e)	5,414
600	Spieker Properties, Inc.

Principal Amount	Security Description	Value

	7.25%, 05/01/09	649
750	Thornburg Mortgage, Inc. (REIT)
	8.00%, 05/15/13	780
	Ventas Realty LP/Ventas Capital Corp.
250	6.62%, 10/15/14	248
500	9.00%, 05/01/12	568

		12,768

Road & Rail — 1.3%
	Burlington Northern Santa Fe Railway Co.
775	6.13%, 03/15/09	811
500	7.13%, 12/15/10	555
946	7.90%, 01/15/20	1,099
280	Canadian Pacific Ltd.
	9.45%, 08/01/21	397
1,800	CSX Corp.
	7.45%, 05/01/07	1,913
	FedEx Corp.
3,577	7.85%, 01/30/15	3,860
1,000	9.65%, 06/15/12	1,272
	Hertz Corp.
5,000	6.50%, 05/15/06	5,032
2,500	6.62%, 05/15/08	2,499
500	NationsRent, Inc.
	9.50%, 10/15/10	535

		17,973

Semiconductors & Semiconductor Equipment — 0.1%
750	Freescale Semiconductor, Inc.
	6.88%, 07/15/11	772
300	MagnaChip Semiconductor
	6.88%, 12/15/11	303
300	MagnaChip Semiconductor S.A., FRN
	6.26%, 12/15/11, FRN (e)	307
500	STATS ChipPAC Ltd.
	6.75%, 11/15/11	473

		1,855

Specialty Retail — 0.1%
500	Michaels Stores, Inc.
	9.25%, 07/01/09	528
185	Payless Shoesource, Inc.
	8.25%, 08/01/13	190
1,000	Quality Stores, Inc.
	10.63%, 04/01/07 (d)	—	(h)

		718

Supranational — 0.0% (g)
600	Corp. Andina de Fomento
	5.20%, 05/21/13	599

Textiles, Apparel & Luxury Goods — 0.0% (g)
300	Levi Strauss & Co.
	12.25%, 12/15/12	327

Thrifts & Mortgage Finance — 0.7%
	Calenase B Loan
246	4.52%, 04/01/11, FRN	251
99	4.52%, 04/30/11, FRN	101
155	4.55%, 04/30/11, FRN	158
	Countrywide Home Loans, Inc.
1,000	3.25%, 05/21/08	957
750	5.50%, 02/01/07	764
1,500	6.88%, 09/15/05	1,521
1,000	7.20%, 10/30/06, Series E	1,043
2,375	Washington Mutual, Inc.
	4.20%, 01/15/10	2,311
2,000	World Savings Bank FSB
	4.50%, 06/15/09	1,983

		9,089

Tobacco — 0.0% (g)
250	Standard Commercial Corp.
	8.00%, 04/15/12	288

Transportation Infrastructure — 0.1%
500	Aviall, Inc.
	7.63%, 07/01/11	520
500	Ultrapetrol Bahamas Ltd.
	9.00%, 11/24/14 (e)	465

		985

Principal Amount		Security Description	Value

Wireless Telecommunication Services — 0.2%
1,250		New Cingluar Wireless Services, Inc.
		7.88%, 03/01/11	1,422
500		Crown Castle International Corp.
		9.38%, 08/01/11	544
500		Rogers Wireless, Inc.
		6.38%, 03/01/14	485

			2,451

		Total Corporate Bonds
		(Cost $443,151)	451,510

PERFERRED BONDS — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
—	(h)	McLeod USA, Inc.
		2.50%	4

Industrial Conglomerates — 0.0% (g)
—	(h)	Polymer Group, Inc.	184

Miscellaneous — 0.0% (g)
—	(h)	Classic HoldCo. LLC	204

		Total Preferred Bonds

		(Cost $870)	392

FOREIGN GOVERNMENT SECURITIES — 0.3%

		United Mexican States
430		4.63%, 10/08/08	424
1,300		6.38%, 01/16/13	1,346
700		6.63%, 03/03/15	729
1,350		7.50%, 04/08/33, Series A	1,431

		Total Foreign Government Securities
		(Cost $3,801)	3,930

TAXABLE MUNICIPAL BONDS — 0.3%
Illinois
3,460		Illinois State, Taxable Pension, GO
		5.10%, 06/01/33 (Cost $3,460)	3,323

U.S. GOVERNMENT AGENCY MORTGAGES — 8.1%
		Federal Home Loan Mortgage Corp. Conventional Pools
14		7.50%, 02/01/17 - 06/01/17	15
112		8.00%, 08/01/08 - 02/01/10	118
8		8.25%, 09/01/08	8
13		8.75%, 04/01/08	13
90		9.25%, 05/01/12	95
20		10.25%, 06/01/09	22
59		12.00%, 08/01/15 - 07/01/19	65
10		12.50%, 01/01/14	10
1		13.00%, 06/01/14	2
1		13.50%, 01/01/11 - 10/01/12	1
8		14.50%, 12/01/10 - 12/01/11	9
2		14.75%, 03/01/10	2
4		15.00%, 03/01/11	4
		Federal Home Loan Mortgage Corp. Gold Pools
8,972		4.00%, 08/01/18 - 05/01/19	8,598
1,086		6.00%, 02/01/29	1,114
12,213		6.50%, 07/01/14 - 03/01/32	12,740
5,003		7.00%, 06/01/09 - 08/01/29 (m)	5,283
1,322		7.50%, 09/01/10 - 10/01/30	1,396
570		8.00%, 02/01/08 - 03/01/30	611
163		8.50%, 01/01/08 - 06/01/10	170
62		9.00%, 02/01/10	63
		Federal National Mortgage Association Conventional Pools
17,904		3.50%, 09/01/18 - 07/01/19	16,636
19,162		4.00%, 09/01/13 - 10/01/18	18,555
1,407		4.50%, 07/01/18	1,378
8,174		5.00%, 05/01/18 - 11/01/18	8,180
9,598		5.50%, 12/01/28 - 03/01/34	9,630
3,428		6.00%, 01/01/14 - 01/01/34	3,522
7,619		6.50%, 05/01/13 - 08/01/29	7,948
26		7.00%, 03/01/15 - 03/01/28	28
1,177		7.50%, 02/01/12 - 03/01/27	1,242
629		8.00%, 01/01/16	666
1,754		8.50%, 11/01/11 - 12/01/25	1,862

Principal Amount	Security Description	Value

34	9.00%, 03/01/17 - 04/01/25	37
116	12.50%, 01/01/16	129
	Government National Mortgage Association Various Pools
1,992	6.00%, 11/15/28	2,053
2,535	6.50%, 02/15/28 - 10/15/29	2,653
560	7.00%, 01/15/23 - 04/15/28	594
418	7.25%, 07/15/21 - 01/15/28	448
837	7.50%, 06/15/07 - 09/15/29	898
28	7.75%, 02/15/27	30
586	8.00%, 10/15/07 - 08/20/28	628
28	8.50%, 11/15/25	31
564	9.00%, 04/15/16 - 01/15/25	618
8	10.00%, 11/15/20	9
5	13.00%, 01/15/15	5

	Total U.S. Government Agency Mortgages

	(Cost $107,463)	108,119

U.S. GOVERNMENT AGENCY SECURITIES — 4.6%
1,500	Federal Home Loan Bank
	5.09%, 10/07/08	1,539
2,900	Federal Home Loan Mortgage Corp.
	2.85%, 02/23/07	2,841
801	Federal Housing Authority
	7.43%, 08/01/20	821
	Federal National Mortgage Association
5,000	5.75%, 02/15/08	5,208
7,500	6.13%, 03/15/12	8,115
1,935	6.25%, 02/01/11	2,068
2,000	8.20%, 03/10/16	2,546
65,000	Resolution Funding
	Zero Coupon, 10/15/19	31,345
	Resolution Funding Corp.
10,000	Zero Coupon, 04/15/19	4,939
5,000	Zero Coupon, 10/15/19	2,402

	Total U.S. Government Agency Securities

	(Cost $55,028)	61,824

U.S. TREASURY OBLIGATIONS — 24.2%
	U.S. Treasury Bonds
11,100	7.13%, 02/15/23	14,061
2,700	7.25%, 08/15/22	3,451
1,500	7.50%, 11/15/16	1,881
7,125	8.00%, 11/15/21	9,676
5,000	8.13%, 08/15/19	6,727
12,685	8.13%, 05/15/21	17,328
12,300	8.13%, 08/15/21	16,843
6,000	8.75%, 05/15/20	8,532
10,925	8.88%, 08/15/17	15,190
14,000	9.00%, 11/15/18	19,942
15,125	9.13%, 05/15/18	21,609
	U.S. Treasury Inflation Indexed Bond
3,129	3.38%, 01/15/07	3,285
1,179	3.63%, 04/15/28	1,550
2,325	3.88%, 01/15/09	2,564
	U.S. Treasury Notes
10,000	1.88%, 01/31/06	9,880
35,000	2.00%, 08/31/05	34,852
9,000	5.63%, 05/15/08	9,433
7,000	6.50%, 02/15/10	7,708
20,000	6.88%, 05/15/06	20,729
6,385	10.38%, 11/15/12	7,397
37,130	10.75%, 08/15/05	38,209
41,595	12.75%, 11/15/10 (m)	43,980
	U.S. Treasury STRIPS
5,000	02/15/11	3,897
7,500	05/15/12	5,486
1,000	02/15/13	703
308	05/15/13	214
1,040	05/15/18	550

	Total U.S. Treasury Obligations

	(Cost $304,056)	325,677

COMMON STOCKS — 0.3%

Principal Amount		Security Description	Value

Diversified Financial Services — 0.0% (g)
3		Leucadia National Corp.	120

Diversified Telecommunication Services — 0.1%
1		AboveNet, Inc. (a)	36
7		Cincinnati Bell, Inc. (a)	31
3		Global Crossing Ltd. (a)	40
30		RCN Corp. (a)	603
1		XO Communications, Inc. (a)	3

			713

Miscellaneous — 0.0% (g)
3		Classic HoldCo. LLC	241

Multi-Utilities & Unregulated Power — 0.2%
76		NRG Energy, Inc.	2,582

Trading Companies & Distributors — 0.0% (g)
67		NES Rentals Holdings, Inc.	663

		Total Common Stocks

		(Cost $10,136)	4,319
PREFERRED STOCK — 0.1%
Construction Materials — 0.1%
40		Oglebay Norton Co. (Cost $400)	718

WARRANTS — 0.0% (g)
—	(h)	Abovenet Communications, Inc. (a)	7
		09/08/08
8		McLeod USA, Inc. (a)	—	(h)
		04/16/07
6		XO Communications, Inc. (a)	1

		01/16/10
		Total Warrants (Cost $304)	8

SHORT-TERM INVESTMENTS — 1.9%
Investment Companies - 1.9%
25,128		JPMorgan Liquid Assets Money Market Fund (b) (Amortized Cost $25,128)	25,128

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 27.3%
Bank Notes — 1.5%
10,000		U.S. Bank NA
		2.71%, 07/28/06, FRN	10,000
10,000		World Savings Bank FSB
		3.01%, 09/15/06, FRN	10,000

			20,000

Certificates of Deposit — 2.2%
9,998		Fifth Third Bancorp
		2.84%, 07/26/05, FRN	9,998
14,600		Canadian Imperial Bank of Commerce
		2.86%, 05/01/06, FRN	14,600
4,600		Deutsche Bank Financial, Inc.
		3.04%, 11/10/05, FRN	4,600

			29,198

Commercial Paper — 0.7%
10,000		Goldman Sachs Group, Inc.
		2.96%, 07/29/05, FRN	10,000

Investment Companies — 0.9%
2,293		Morgan Stanley Institutional Liquidity Funds
		2.71%, 04/01/05	2,293
10,000		BGI Prime Money Market Fund
		2.76%, 04/01/05	10,000

			12,293

Master Notes — 2.1%
14,000		Lehman Brothers Holdings, Inc.
		3.03%, 06/30/05, FRN	14,000
14,000		Morgan Stanley Group, Inc.
		3.06%, 10/06/05, FRN	14,000

			28,000

Medium Term Notes — 9.3%
14,998		Bear Stearns Cos., Inc. (The)
		3.08%, 12/05/05, FRN	14,998
10,058		Berkshire Hathaway Finance Corp.
		2.64%, 01/11/08, FRN	10,058
10,000		Blue Heron Funding Ltd.
		2.88%, 05/27/05, FRN	10,000

Principal Amount	Security Description	Value

	CC USA, Inc.
7,499	3.04%, 02/17/06, FRN	7,499
5,000	3.04%, 11/03/05, FRN	5,000
10,002	Deutsche Bank Financial, Inc.
	2.81%, 05/13/05, FRN	10,002
10,000	General Electric Capital Corp.
	3.02%, 03/29/06, FRN	10,000
10,000	Greenwich Capital Holdings
	3.18%, 04/07/05, FRN	10,000
	K2 (USA) LLC
10,001	2.78%, 06/15/05, FRN	10,001
4,999	2.94%, 10/11/05, FRN	4,999
10,000	Northern Rock plc
	2.87%, 01/13/06, FRN	10,000
4,499	Sigma Finance Corp.
	3.04%, 02/27/06, FRN	4,499
6,813	Sigma Finance Corp.
	3.03%, 09/16/05, FRN	6,813
1,000	Wells Fargo & Co.
	2.90%, 09/29/05, FRN	1,000
10,000	William Street Funding Corp.
	2.99%, 04/23/06, FRN	10,000

		124,869

Repurchase Agreements — 10.6%
5,000	Citigroup Financial Holdings, Inc., 2.98%, dated 03/31/05, due 04/01/05, repurchase price $5,000, collateralized by corporate collateralized mortgage obligations	5,000
100,000	Lehman Brothers Holdings, Inc., 2.90%, dated 03/31/05, due 04/01/05, repurchase price $100,008, collateralized by corporate collateralized mortgage obligations	100,000
3,000	Lehman Brothers Holdings, Inc., 3.00%, dated 03/31/05, due 04/01/05, repurchase price $3,000, collateralized by corporate collateralized mortgage obligations	3,000
35,000	Lehman Brothers Holdings, Inc., 3.06%, dated 03/31/05, due 04/01/05, repurchase price $35,003, collateralized by corporate collateralized mortgage obligations	35,000

		143,000

	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $367,360)	367,360

Total Investments — 127.0%
(Cost/Amortized Cost $1,673,847)		1,706,591
Other Liabilities in Excess of Assets — (27.0)%		(362,810)

Net Assets — 100.0%		$1,343,781

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
GO	General Obligation Bond
IF	Inverse Floater
IO	Interest Only
PO	Principal Only
SUB	Step Up Bond
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,762
Aggregate gross unrealized depreciation	(24,018)

Net unrealized appreciation/depreciation	$32,744

Federal income tax cost on investments	$1,673,847

JPMorgan Mortgage-Backed Securities Fund (Formerly One Group Mortgage-Backed Securities Fund)
Schedule of Portfolio Investments
As of March 31, 2005
(Amounts in thousands)

Principal Amount	Security Description	Value

ASSET BACKED SECURITIES — 0.7%
$8,319	Countrywide Asset-Backed Certificates
	3.12%, 10/25/33, Series 2004-AB2, Class A2, FRN	$8,332
699	Residential Asset Mortgage Products, Inc.
	6.29%, 10/25/31, SUB, Series 2001-RS3, Class AI4	702

	Total Asset Backed Securities (Cost $9,018)	9,034

COLLATERALIZED MORTGAGE OBLIGATIONS — 69.2%
Agency CMO - 52.3%
	Federal Home Loan Mortgage Corp.
198	Zero Coupon, 08/15/08, Series 1900, Class T, PO	188
21	Zero Coupon, 02/15/24, Series 1865, Class D, PO	21
336	Zero Coupon, 05/15/24, Series 2306, Class K, PO	290
3,025	Zero Coupon, 02/15/32, Series 2513, Class YO, PO	2,520
888	Zero Coupon, 08/15/33, Series 2633, Class EO, PO	559
983	Zero Coupon, 09/15/33, Series 2733, Class GF, FRN	871
1,966	Zero Coupon, 10/15/33, Series 2684, Class TO, PO	1,001
311	Zero Coupon, 01/15/34, Series 2727, PO	211
1,151	Zero Coupon, 02/15/34, Series 2744, Class FE, FRN	878
970	Zero Coupon, 03/15/34, Series 2769, PO	566
1,891	Zero Coupon, 08/15/34, Series 2846, PO	1,484
1,083	Zero Coupon, 02/15/34, Series 2744, Class QO, PO	832
49	3.18%, 02/15/23, Series 1470, Class F, FRN	48
9,389	3.25%, 11/15/23, Series 1813, Class J, IO, FRN	599
5,401	3.29%, 06/15/18, Series 2637, Class SA, IF, IO	255
216	3.41%, 03/15/24, Series 1699, Class FC, FRN	217
618	3.67%, 07/15/23, Series 1541, Class O, FRN	602
137	3.68%, 08/15/23, Series 1570, Class F, FRN	137
16,631	3.74%, 06/15/23, Series 2626, Class NS, IF, IO	1,103
57	3.76%, 05/15/21, Series 1084, Class F, FRN	57
125	3.77%, 11/15/08, Series 1606, Class M, FRN	125
29	3.97%, 05/15/08, Series 1506, Class F, FRN	29
756	3.88%, 08/15/23, Series 1611, Class JA, FRN	771
2,940	4.00%, 05/15/18, Series 2643, Class KG	2,939
9,831	4.00%, 09/15/18, Series 2675, Class CK	8,985
1,132	4.00%, 06/15/31, Series 2694, Class BA	1,115
2,269	4.00%, 03/15/32, Series 2515, Class DE	2,083
4,559	4.19%, 02/15/33, Series 2599, Class DS, IF, IO	309
3,734	4.29%, 03/15/33, Series 2610, Class DS, IF, IO	263
197	4.50%, 11/15/07, Series 1404, Class FA	197
1,388	4.50%, 12/15/16, Series 2643, Class HI, IO	171
2,115	4.50%, 08/15/17, Series 2640, Class UR, IO	257
1,513	4.50%, 05/15/18, Series 2611, Class UH	1,440
3,403	4.50%, 05/15/18, Series 2617, Class GR	3,243
3,025	4.50%, 06/15/18, Series 2631, Class LC	2,897
3,798	4.50%, 04/15/19, Series 2780, Class JG	3,608
5,372	4.50%, 12/15/23, Series 2716, Class UN	5,017
903	4.66%, 09/15/16, Series 2672, Class SJ, IF	758
2,912	4.69%, 01/15/29, Series 111, Class SB, IF, IO	239
5,203	4.70%, 10/15/15, Series 2668, Class SB, IF	4,471
2,710	4.74%, 02/15/33, Series 2597, Class DS, IF, IO	210
1,666	4.79%, 10/15/33, Series 2691, Class WS, IF	1,127
973	4.79%, 11/15/33, Series 2705, Class SC, IF	705
4,981	4.79%, 10/15/21, Series 2686, Class NS, IF, IO	359
3,944	4.84%, 07/15/17, Series 2474, Class SJ, IO	276
8,208	4.84%, 10/15/21, Series 2611, Class SH, IF, IO	625
4,538	4.86%, 01/15/34, Series 2727, Class BS, FRN	2,615
2,056	4.86%, 04/15/34, Series 2004-S, Class A5, IF	1,372
2,208	4.97%, 10/15/33, Series 2682, Class YS, IF	1,430
2,269	5.00%, 07/15/14, Series 2557, Class WJ	2,292
901	5.00%, 02/15/15, Series 2638, Class IA, IO	26
3,658	5.00%, 05/15/16, Series 2721, Class PI, IO	311
2,450	5.00%, 04/15/19, Series 2780, Class YC	2,421
634	5.00%, 08/15/19, Series 2833, Class ZC	634

Principal Amount	Security Description	Value

6,126	5.00%, 05/15/20, Series 2686, Class GB	6,141
3,212	5.00%, 09/15/22, Series 2749, Class PK, IO	257
1,513	5.00%, 11/15/22, Series 2672, Class ME	1,492
2,269	5.00%, 01/15/23, Series 2702, Class PC	2,240
3,781	5.00%, 01/15/23, Series 2702, Class PC	3,723
794	5.00%, 05/15/23, Series 1798, Class F	794
3,025	5.00%, 12/15/23, Series 2720, Class PC	2,975
1,099	5.00%, 02/15/24, Series 2756, Class NA	1,087
717	5.00%, 01/15/32, Series 2640, Class UG, IO	229
670	5.00%, 02/15/32, Series 2672, Class WD	654
977	5.00%, 06/15/33, Series 2624, Class IU, IO	271
2,887	5.00%, 06/15/33, Series 2929, Class ZM	2,772
1,521	5.00%, 01/15/35, Series 2925, Class MZ	1,476
1,510	5.00%, 01/15/35, Series 2925, Class ZM	1,484
1,744	5.00%, 02/15/35, Series 2929, Class JZ	1,554
1,415	5.14%, 03/15/32, Series 2444, Class ES, IO, FRN	113
1,604	5.19%, 03/15/32, Series 2450, Class SW, IO, FRN	139
2,087	5.25%, 09/15/34, Series 2874, Class ZD	2,080
1,299	5.50%, 02/15/09, Series 2410, Class HC	1,310
1,890	5.50%, 10/15/13, Series 2527, Class VU	1,926
557	5.50%, 05/15/15, Series 2391, Class QE	565
1,311	5.50%, 05/15/15, Series 2391, Class QT	1,326
2,269	5.50%, 12/15/15, Series 2500, Class GD	2,311
3,025	5.50%, 02/15/16, Series 2500, Class TD	3,081
3,025	5.50%, 06/15/16, Series 2498, Class UD	3,087
6,428	5.50%, 12/15/16, Series 2391, Class QR	6,584
756	5.50%, 02/15/17, Series 2541, Class GX	772
2,484	5.50%, 06/15/17, Series 2458, Class QE	2,543
1,513	5.50%, 12/15/17, Series 2533, Class HB	1,546
628	5.50%, 02/15/21, Series 2683, Class VA	641
1,210	5.50%, 12/15/22, Series 2535, Class BK	1,232
2,178	5.50%, 01/15/31, Series 2744, Class PC	2,243
3,025	5.50%, 05/15/32, Series 2744, Class TU	3,043
5,701	5.50%, 08/15/33, Series 2744, Class PD	5,957
1,139	5.84%, 02/15/32, Series 2410, Class QX, IO, FRN	86
510	6.00%, 11/15/08, Series 1807, Class A	521
728	6.00%, 02/15/11, Series 2389, Class VA	748
1,152	6.00%, 07/15/11, Series 2480, Class PV	1,190
2,508	6.00%, 08/15/13, Series 2513, Class VA	2,547
4,538	6.00%, 12/15/13, Series 2102, Class TC	4,693
3,131	6.00%, 12/15/13, Series 2102, Class TU	3,232
2,967	6.00%, 01/15/14, Series 2115, Class PE	3,063
1,310	6.00%, 02/15/14, Series 2594, Class VP	1,352
3,770	6.00%, 03/15/14, Series 2594, Class VA	3,893
429	6.00%, 07/15/14, Series 2405, Class PC	430
791	6.00%, 04/15/16, Series 2458, Class OD	807
5,280	6.00%, 08/15/16, Series 2344, Class QG	5,456
1,702	6.00%, 09/15/16, Series 2353, Class TD	1,772
1,891	6.00%, 09/15/16, Series 2355, Class BP	1,956
1,399	6.00%, 09/15/16, Series 2358, Class PD	1,448
2,269	6.00%, 09/15/16, Series 2359, Class PM	2,353
3,203	6.00%, 09/15/16, Series 2360, Class PG	3,302
983	6.00%, 09/15/16, Series 2363, Class PF	1,016
1,871	6.00%, 10/15/16, Series 2366, Class MD	1,934
1,446	6.00%, 10/15/16, Series 2368, Class TG	1,494
756	6.00%, 12/15/16, Series 2394, Class MC	783
2,088	6.00%, 03/15/17, Series 2425, Class OB	2,157
2,582	6.00%, 01/15/19, Series 2367, Class VD	2,598
1,891	6.00%, 12/15/20, Series 2392, Class PV	1,948
146	6.00%, 10/15/22, Series 1395, Class G	146
3,933	6.00%, 10/15/22, Series 2323, Class VO	4,036
259	6.00%, 11/15/27, Series 2132, Class PD	264
330	6.00%, 04/15/28, Series 2161, Class PG	336
1,423	6.00%, 09/15/28, Series 2086, Class GB	1,465
1,088	6.00%, 02/15/29, Series 2125, Class JZ	1,118
1,337	6.00%, 11/15/29, Series 2460, Class VZ	1,374
1,513	6.00%, 05/15/30, Series 2565, Class MB	1,527
2,304	6.11%, 11/15/33, Series 2705, Class SD, IF	1,774
530	6.13%, 05/15/23, Series 1518, Class G, IF	516
69	6.19%, 02/15/08, Series 1465, Class SA, IF, IO	3

Principal Amount	Security Description	Value

3,061	6.25%, 10/15/23, Series 1591, Class PV	3,164
378	6.30%, 01/15/13, Series 2025, Class PE	389
1,513	6.38%, 02/15/32, Series 2410, Class OE	1,562
1,538	6.38%, 01/15/34, Series 2739, Class S, IF	1,064
1,286	6.38%, 02/15/34, Series 2753, Class S, IF	985
840	6.44%, 05/15/24, Series 2306, Class SE, IO	142
2,269	6.50%, 05/15/08, Series 1512, Class J	2,328
976	6.50%, 05/15/08, Series 1513, Class N	997
238	6.50%, 05/15/08, Series 1539, Class PL	242
989	6.50%, 12/15/08, Series 1647, Class PK	1,016
1,190	6.50%, 12/15/12, Series 2419, Class VG	1,209
1,569	6.50%, 05/15/13, Series 2055, Class OE	1,626
1,148	6.50%, 10/15/13, Series 1596, Class D	1,188
90	6.50%, 10/15/13, Series 1844, Class E	91
82	6.50%, 03/15/14, Series 2135, Class UK, IO	13
1,437	6.50%, 05/15/14, Series 2312, Class KV	1,467
806	6.50%, 09/15/15, Series 2353, Class PC	811
756	6.50%, 07/15/16, Series 2322, Class VN	768
1,513	6.50%, 10/15/16, Series 2349, Class NW	1,548
1,064	6.50%, 08/15/17, Series 2342, Class PW	1,077
675	6.50%, 11/15/17, Series 2777, Class DV	706
2,694	6.50%, 04/15/18, Series 2461, Class VB	2,781
1,513	6.50%, 03/15/20, Series 2347, Class VP	1,582
2,156	6.50%, 06/15/20, Series 2362, Class PD	2,212
1,258	6.50%, 06/15/22, Series 2462, Class NB	1,338
438	6.50%, 06/15/23, Series 1526, Class L	456
3,137	6.50%, 12/15/23, Series 1628, Class LZ	3,302
756	6.50%, 12/15/23, Series 2283, Class K	803
1,410	6.50%, 03/15/26, Series 1829, Class ZB	1,465
2,546	6.50%, 07/15/26, Series 1863, Class Z	2,639
781	6.50%, 05/15/28, Series 2060, Class Z	799
2,144	6.50%, 06/15/28, Series 2061, Class DC, IO	429
4,885	6.50%, 08/15/28, Series 2075, Class PH	5,072
375	6.50%, 10/15/28, Series 2362, Class PJ	383
778	6.50%, 03/15/29, Series 2132, Class ZL	810
1,158	6.50%, 04/15/31, Series 2317, Class VG	1,176
4,102	6.50%, 08/15/31, Series 2344, Class ZD	4,250
761	6.50%, 08/15/31, Series 2344, Class ZJ	791
570	6.50%, 08/15/31, Series 2345, Class NE	591
1,513	6.50%, 01/15/32, Series 2399, Class TH	1,586
3,152	6.50%, 03/15/33, Series 2586, Class WI, IO	620
1,513	6.75%, 12/15/23, Series 1644, Class K	1,607
2,269	6.90%, 04/15/23, Series 1543, Class VM	2,379
1,418	6.90%, 09/15/23, Series 1578, Class K	1,485
309	7.00%, 09/15/06, Series 1527, Class KD	311
41	7.00%, 03/15/07, Series 1205, Class G	41
1,061	7.00%, 12/15/12, Series 1560, Class PN	1,101
29	7.00%, 06/15/13, Series 1540, Class IA	31
39	7.00%, 05/15/14, Series 2299, Class G	39
50	7.00%, 09/15/21, Series 1133, Class H	50
493	7.00%, 10/15/22, Series 1374, Class Z	514
1,393	7.00%, 10/15/22, Series 1401, Class J	1,427
161	7.00%, 09/15/23, Series 1578, Class V, IO	31
756	7.00%, 03/15/24, Series 1695, Class EB	802
203	7.00%, 03/15/28, Series 2038, Class PN, IO	38
256	7.00%, 03/15/28, Series 2042, Class T	261
314	7.00%, 10/15/28, Series 2089, Class PJ, IO	60
74	7.00%, 04/15/29, Series 2141, Class IO, IO	15
566	7.00%, 08/15/29, Series 2178, Class PB	590
2,492	7.00%, 10/15/30, Series 2259, Class ZM	2,572
1,015	7.00%, 03/15/31, Series 2296, Class PD	1,045
1,513	7.00%, 03/15/32, Series 2423, Class MC	1,581
1,873	7.00%, 03/15/32, Series 2423, Class MT	1,955
1,513	7.00%, 04/15/32, Series 2434, Class TC	1,600
3,781	7.00%, 04/15/32, Series 2436, Class MC	3,978
1,197	7.00%, 05/15/32, Series 2450, Class GZ	1,250
33	7.15%, 01/15/23, Series 1517, Class I	33
53	7.25%, 03/15/14, Series 1688, Class W	59
1,513	7.25%, 09/15/30, Series 2256, Class MC	1,571
2,705	7.25%, 12/15/30, Series 2271, Class PC	2,825

Principal Amount	Security Description	Value

491	7.50%, 05/15/07, Series 1246, Class J	492
1,807	7.50%, 05/15/07, Series 1263, Class H	1,815
947	7.50%, 01/15/19, Series 2827, Class SQ, FRN	948
148	7.50%, 11/15/21, Series 1179, Class H	148
136	7.50%, 08/15/22, Series 1343, Class LB	140
1,726	7.50%, 02/15/23, Series 1466, Class PZ	1,813
1,731	7.50%, 07/15/23, Series 1677, Class Z	1,839
330	7.50%, 08/15/24, Series 1745, Class D	335
690	7.50%, 01/15/27, Series 1963, Class Z	718
341	7.50%, 09/15/27, Series 1987, Class PE	354
756	7.50%, 03/15/28, Series 2040, Class PE	809
242	7.50%, 06/15/29, Series 2163, Class PC, IO	50
358	7.50%, 08/15/30, Series 2247, Class Z	366
694	8.00%, 09/15/11, Series 1492, Class VC	706
833	8.00%, 01/15/22, Series 2827, Class NT, IF	892
218	8.00%, 04/15/22, Series 1254, Class N	218
273	8.00%, 08/15/22, Series 1343, Class LA	283
690	8.00%, 09/15/26, Series 1899, Class ZE	710
192	8.00%, 07/15/27, Series 1985, Class PR, IO	35
869	8.00%, 11/15/29, Series 2201, Class C	917
2,529	8.00%, 01/15/30, Series 2209, Class TC	2,718
1,061	8.00%, 01/15/30, Series 2210, Class Z	1,132
583	8.00%, 03/15/30, Series 2224, Class CB	611
17	8.13%, 11/15/20, Series 81, Class A	17
1,283	8.48%, 05/15/34, Series 2801, Class BS, IF	1,236
115	8.50%, 07/15/08, Series 1549, Class K	120
239	8.50%, 11/15/15, Series 2496, Class LD	241
653	8.50%, 09/15/20, Series 77, Class H	652
72	8.50%, 09/15/21, Series 1144, Class KB	72
1,080	8.50%, 04/15/29, Series 2303, Class ZN	1,320
508	8.50%, 06/15/31, Series 2359, Class ZB	601
788	8.50%, 06/15/31, Series 2388, Class UZ	864
787	8.50%, 09/15/31, Series 2519, Class BT	856
67	8.51%, 12/15/08, Series 1625, Class SH, IF	69
2,301	8.58%, 05/15/30, Series 2755, Class SA, FRN	2,234
739	8.72%, 04/15/34, Series 2778, Class BS, IF	614
56	9.00%, 10/15/20, Series 1807, Class G	59
19	9.00%, 04/15/21, Series 1065, Class J	19
440	9.00%, 01/15/27, Series 2470, Class SL, FRN	482
325	9.00%, 09/15/30, Series 2254, Class Z	353
42	9.20%, 10/15/20, Series 84, Class F	42
703	9.23%, 10/15/09, Series 2517, Class SE, FRN	696
240	9.50%, 07/15/19, Series 11, Class D	240
89	9.50%, 02/15/20, Series 30, Class D	89
82	9.50%, 04/15/20, Series 22, Class C	82
43	9.50%, 01/15/21, Series 99, Class Z	43
103	9.60%, 04/15/20, Series 23, Class F	103
66	10.00%, 06/15/20, Series 47, Class F	66
21	10.00%, 02/15/24, Series 1671, Class QC, IF	21
204	10.01%, 10/15/23, Series 1689, Class SD, IF	211
463	10.02%, 07/15/08, Series 1544, Class J, IF	480
134	10.17%, 03/15/09, Series 1698, Class SC, IF	144
912	10.21%, 09/15/33, Series 2683, Class SG, IF	853
1,130	10.54%, 02/15/09, Series 2412, Class SE, FRN	1,169
754	11.24%, 11/15/23, Series 1609, Class LG, IF	785
129	11.48%, 11/15/22, Series 1592, Class KB, IF	131
141	12.19%, 12/15/08, Series 1625, Class SG, IF	148
1,513	12.19%, 02/15/32, Series 2410, Class QS, FRN	1,636
541	12.33%, 02/15/28, Series 2189, Class SA, IF	567
18	12.91%, 02/15/24, Series 1686, Class SH, FRN	20
2,803	13.17%, 02/15/25, Series 2656, Class SH, IF	2,953
22	13.61%, 10/15/23, Series 1602, Class SA, IF	22
416	13.62%, 10/15/31, Series 2368, Class AS, FRN	459
553	13.69%, 12/15/08, Series 1649, Class S, IF	599
50	14.20%, 05/15/23, Series 1505, Class QB, IF	56
400	16.97%, 11/15/08, Series 1606, Class SC, IF	446
343	18.73%, 08/15/23, Series 1570, Class SA, IF	430
522	18.89%, 03/15/29, Series 2132, Class SB, IF	577
149	21.63%, 03/15/24, Series 2033, Class SN, IO, FRN	48
879	22.38%, 09/15/23, Series 2571, Class SK, IF	1,116

Principal Amount	Security Description	Value

72	24.44%, 05/15/21, Series 1079, Class S, IF	74
40	32.57%, 05/15/21, Series 1084, Class S, IF, HB	41
3	84.00%, 05/15/20, Series 41, Class I, HB	3
3	848.16%, 01/15/22, Series 1196, Class B, IF, IO, HB	6
— (h)	981.87%, 06/15/07, Series 1298, Class L, IO, HB	—	(h)
— (h)	1007.78%, 05/15/21, Series 1082, Class D, IO, HB	—	(h)
— (h)	1008.00%, 06/15/06, Series 1098, Class M, IO, HB	—	(h)
— (h)	1008.50%, 05/15/06, Series 1072, Class A, IO, HB	1
— (h)	1009.50%, 08/15/21, Series 186, Class I, IO, HB	—	(h)
— (h)	1009.50%, 10/15/21, Series 189, Class K, IO, HB	—	(h)
— (h)	1010.00%, 09/15/21, Series 180, Class J, IO, HB	—	(h)
— (h)	1066.21%, 02/15/21, Series 1045, Class G, IO	—	(h)
— (h)	1167.78%, 11/15/21, VAR, Series 1172, Class L, IO, HB	1
2	1328.04%, 05/15/23, Series 204, Class E, IF, IO, HB	10
	Federal Home Loan Mortgage Corp. STRIPS
10	8.00%, 10/15/18, Series 1, Class B, IO	2
61	9.00%, 04/01/22, Series 134, Class B, IO	12
7	10.00%, 06/01/20, Series 16, Class B	1
	Federal Home Loan Mortgage Corp., Structured Pass Through Securities
1,104	Zero Coupon, 09/25/43, Series T-58, Class A, PO	953
512	6.50%, 09/25/43, VAR, Series T-51, Class 1A	531
4,805	6.50%, 02/25/43, Series T-54, Class 2A	4,978
1,386	7.00%, 02/25/43, Series T-54, Class 3A	1,465
2,193	7.50%, 07/25/32, Series 1994-6, Class A3	2,309
631	7.50%, 08/25/42, VAR, Series T-51, Class 2A	663
	Federal National Mortgage Association
315	Zero Coupon, 09/25/08, Series 1996-20, Class L, PO	297
334	Zero Coupon, 10/25/08, Series 1996-24, Class B	320
1,349	Zero Coupon, 08/25/17, Series 2003-106, Class B, PO	1,133
20	Zero Coupon, 05/25/18, Series 1988-11, Class D, PO	17
119	Zero Coupon, 10/25/22, Series G92-62, Class B, PO	99
132	Zero Coupon, 02/25/23, Series 1993-108, Class D, PO	119
890	Zero Coupon, 02/25/23, Series 1993-51, Class B, PO	846
1,282	Zero Coupon, 06/25/23, Series 1993-257, Class C, PO	1,143
98	Zero Coupon, 09/25/23, Series 1993-228, Class G, PO	82
1,956	Zero Coupon, 08/25/33, Series 2003-132, Class OA	1,533
1,761	Zero Coupon, 10/25/33, Series 2003-101, Class FW, FRN	1,541
2,589	Zero Coupon, 04/25/34, Series 2004-21, Class CO, PO	1,567
1,891	Zero Coupon, 12/25/34, Series 2004-92, Class JO, PO	1,516
5,358	1.60%, 03/25/32, Series 2002-13, Class SJ, IO, FRN	234
843	1.84%, 03/25/27, Series 1997-20, Class IO, FRN	44
3,949	3.00%, 07/25/22, Series 2003-68, Class QP	3,688
40	3.08%, 05/25/08, Series 1993-72, Class F, FRN	39
40	3.08%, 10/25/08, Series 1993-196, Class FA, FRN	39
58	3.45%, 12/25/23, Series 1993-230, Class FA, FRN	59
240	3.80%, 08/25/23, Series 1993-162, Class F, FRN	245
2,028	4.00%, 04/25/19, Series 2004-22, Class A	1,906
567	4.00%, 05/25/22, Series 2003-79, Class NM	549
1,513	4.00%, 04/25/33, Series 2003-22, Class UD	1,281
234	4.06%, 03/25/22, Series 1992-33, Class F, FRN	234
153	4.13%, 05/25/23, Series 1993-97, Class FA, FRN	157
6,333	4.25%, 06/25/33, Series 2004-4, Class QI, IF, IO	445
937	4.35%, 12/25/21, Series G92-4, Class F, FRN	938
1,513	4.50%, 01/25/14, Series 2003-128, Class KE	1,498
1,134	4.50%, 03/25/15, Series 2003-65, Class CI, IO	180
756	4.50%, 02/25/17, Series 2003-86, Class PX	743
1,513	4.50%, 04/25/17, Series 2003-27, Class DW	1,467
1,513	4.50%, 09/25/18, Series 2003-81, Class LC	1,446
11,431	4.75%, 11/25/33, Series 2003-116, Class SB, IF, IO	896
3,610	4.80%, 03/25/16, Series 2003-8, Class SB, IF, IO	243
16,707	4.80%, 06/25/23, Series 2003-80, Class SY, IF, IO	1,557
1,891	4.80%, 11/25/23, Series 2003-106, Class US, IF	1,209
2,125	4.80%, 03/25/34, Series 2004-14, Class SD, FRN	1,481
2,499	5.00%, 11/25/12, Series 2003-16, Class PI, IO	130
2,269	5.00%, 11/25/15, Series 2002-74, Class PD	2,277
3,025	5.00%, 01/25/16, Series 2002-74, Class LD	3,032
1,134	5.00%, 12/25/22, Series 2003-122, Class TE	1,116
4,383	5.00%, 06/25/23, Series 2003-83, Class PG	4,317
408	5.04%, 08/25/33, Series 2003-74, Class SH, IF	310

Principal Amount	Security Description	Value

5,294	5.15%, 04/25/34, Series 2004-58, Class ST, IF	5,211
749	5.44%, 02/25/23, Series 1993-27, Class S, IF	692
1,513	5.50%, 02/25/17, Series 2002-3, Class PG	1,547
3,025	5.50%, 03/25/17, Series 2002-11, Class QG	3,090
6,806	5.50%, 04/25/17, Series 2002-18, Class PC	6,981
2,269	5.50%, 09/25/17, Series 2002-55, Class QE	2,302
8,744	5.50%, 09/25/17, Series 2002-56, Class UC	8,927
1,361	5.50%, 10/25/17, Series 2002-63, Class LB	1,389
43	5.50%, 06/25/20, Series 1990-60, Class K	44
38	5.50%, 08/25/20, Series 1990-93, Class G	38
248	5.50%, 06/25/22, Series 2002-91, Class UH, IO	38
3,517	5.50%, 05/25/23, Series 2003-41, Class PE	3,596
2,269	5.50%, 07/25/24, Series 2004-53, Class NC	2,304
1,513	5.50%, 05/25/32, Series 2004-25, Class PB	1,536
1,134	5.50%, 05/25/32, Series 2004-36, Class PB	1,173
832	5.50%, 09/25/32, Series 2005-11, Class AZ	829
1,134	5.50%, 01/25/34, Series 2004-25, Class PC	1,157
1,265	5.85%, 09/25/18, Series 2003-92, Class SH, FRN	1,034
2,178	6.00%, 03/25/09, Series 1994-34, Class DZ	2,232
1,513	6.00%, 11/25/15, Series 2001-49, Class DQ	1,546
2,908	6.00%, 11/25/15, Series 2001-59, Class VB	2,961
756	6.00%, 12/25/15, Series 2001-78, Class VB	768
1,513	6.00%, 03/25/16, Series 2001-5, Class OW	1,562
3,025	6.00%, 12/25/16, Series 2001-71, Class QE	3,124
756	6.00%, 12/25/16, Series 2001-74, Class MB	793
2,269	6.00%, 04/25/17, Series 2002-19, Class PE	2,352
3,185	6.00%, 02/25/20, Series 2001-28, Class VB	3,207
1,341	6.00%, 02/25/20, Series 2002-7, Class QM	1,360
496	6.00%, 04/25/23, Series G93-17, Class SI, IF	498
1,134	6.00%, 03/25/28, Series 2002-59, Class AC	1,173
474	6.00%, 07/18/28, Series 1998-36, Class J	481
3,089	6.00%, 07/18/28, Series 1998-36, Class ZB	3,118
1,962	6.00%, 05/25/31, Series 2001-31, Class VD	2,026
1,961	6.00%, 07/25/31, Series 2001-33, Class ID, IO	390
1,378	6.00%, 11/25/31, Series 2002-74, Class VA	1,408
2,269	6.00%, 11/25/31, Series 2002-74, Class VB	2,300
1,198	6.00%, 05/25/33, VAR, Series 2003-39, IO	221
590	6.50%, 12/25/12, Series 2002-9, Class VE	606
1,513	6.50%, 11/25/15, Series 2001-52, Class XN	1,577
2,548	6.50%, 06/25/18, Series 2002-16, Class VD	2,581
182	6.50%, 08/25/20, Series 1990-102, Class J	188
1,346	6.50%, 02/25/22, Series 2002-1, Class HC	1,396
87	6.50%, 08/25/22, Series 1996-59, Class J	90
70	6.50%, 05/25/23, Series 1993-204, Class PE, IO	8
756	6.50%, 03/25/24, Series 1994-37, Class L	791
2,235	6.50%, 04/25/32, Series 2002-59, Class VA	2,251
1,513	6.50%, 04/25/32, Series 2002-59, Class VB	1,554
856	6.50%, 06/25/32, Series 2002-37, Class Z	893
2,063	6.59%, 08/25/23, Series 1996-14, Class SE, IO, FRN	381
106	6.90%, 06/25/19, Series 1989-27, Class Y	109
224	7.00%, 09/25/07, Series 1992-170, Class K	230
408	7.00%, 01/25/08, Series 1993-8, Class H	418
199	7.00%, 07/25/08, Series 1993-131, Class Z	204
1,513	7.00%, 12/25/16, Series 2001-61, Class VB	1,611
769	7.00%, 01/25/19, Series 2003-67, Class VQ	830
502	7.00%, 01/25/22, Series G92-15, Class Z	520
184	7.00%, 02/25/22, Series G92-14, Class Z	193
279	7.00%, 06/17/22, Series G94-13, Class J	284
120	7.00%, 07/25/22, Series G92-42, Class Z	126
807	7.00%, 10/25/22, Series G92-61, Class Z	849
3,039	7.00%, 04/25/23, Series 1993-54, Class Z	3,193
1,291	7.00%, 09/25/23, Series 1993-167, Class GA	1,336
2,604	7.00%, 12/25/23, Series 1993-250, Class Z	2,710
162	7.00%, 12/18/27, Series 1997-81, Class PI, IO	33
1,023	7.00%, 12/25/29, Series 2002-36, Class HZ	1,046
1,608	7.00%, 03/25/31, Series 2001-7, Class PF	1,675
1,739	7.00%, 08/25/31, Series 2001-36, Class DE	1,857
1,136	7.00%, 09/25/31, Series 2001-44, Class PD	1,185
2,664	7.00%, 09/25/31, Series 2001-44, Class PU	2,783
1,536	7.00%, 11/25/31, Series 2001-61, Class Z	1,637

Principal Amount	Security Description	Value

3,064	7.25%, 01/25/34, Series 2003-130, Class SX, FRN	2,972
1,015	7.50%, 12/25/19, Series 1999-57, Class Z	1,077
181	7.50%, 02/25/22, Series 1992-38, Class Z	186
636	7.50%, 05/25/22, Series 1992-73, Class H	661
88	7.50%, 06/25/22, Series 1992-101, Class J	90
610	7.50%, 09/25/22, Series G92-54, Class ZQ	645
1,612	7.50%, 10/25/22, Series 1992-188, Class PZ	1,714
1,584	7.50%, 03/25/23, Series 1993-25, Class J	1,674
335	7.50%, 03/25/23, Series 1993-31, Class K	350
172	7.50%, 04/18/27, Series 1997-27, Class J	182
1,015	7.50%, 12/18/29, Series 1999-62, Class PB	1,077
117	7.70%, 02/25/22, Series G92-12, Class B	124
1,262	7.75%, 09/25/33, Series 2003-91, Class SD, IF	1,184
719	7.90%, 01/25/23, Series G93-1, Class KA	767
1,690	8.00%, 01/25/18, Series 1992-7, Class Q	1,778
88	8.00%, 10/25/19, Series 1989-70, Class G	94
4,210	8.00%, 07/25/22, Series G92-44, Class ZQ	4,519
155	8.00%, 04/18/27, Series 1997-24, Class Z	165
122	8.16%, 10/25/08, Series 1993-192, Class SC, IF	125
532	8.50%, 01/25/22, Series G92-7, Class JQ	573
208	8.50%, 01/25/25, Series 1995-2, Class Z	222
655	8.50%, 02/17/27, Series G97-2, Class ZA	687
174	8.50%, 01/25/31, Series 2000-52, Class IO, IO	31
1,122	8.50%, 07/25/31, Series 2001-49, Class LZ	1,372
578	8.50%, 11/25/32, Series 2003-52, Class SX, FRN	627
503	8.50%, 11/25/32, VAR, Series 2004-61, Class SK, FRN	539
1,584	8.50%, 06/25/33, Series 2004-4, Class QM, IF	1,541
1,017	8.50%, 07/25/33, Series 2004-36, Class SN, IF	971
1,051	8.54%, 07/25/34, Series 2004-51, Class SY, FRN	1,030
47	9.00%, 11/25/19, Series 1989-89, Class H	51
123	9.06%, 12/25/22, Series 1993-225, Class VO, IF	128
1,078	9.13%, 11/25/09, Series 2002-73, Class S, IF	1,058
40	9.25%, 10/25/08, Series 1993-196, Class SB, IF	42
369	9.25%, 04/25/18, Series 1988-7, Class Z	397
2,489	9.26%, 12/25/32, Series 2002-77, Class S, IF	2,421
46	9.40%, 11/25/19, Series 1989-78, Class H	50
17	9.50%, 12/25/18, Series 1988-29, Class B	19
218	9.85%, 11/01/18, Series 1997-77, Class M	237
393	10.00%, 03/25/32, Series 2002-13, Class ST, FRN	431
59	10.22%, 09/25/23, Series 1993-165, Class SD, IF	62
1,085	10.25%, 11/25/13, Series 1993-220, Class SG, IF	1,097
60	10.30%, 04/25/19, Series 1989-19, Class A	65
1,125	10.45%, 03/25/09, Series 2002-8, Class SR, IF	1,165
37	10.45%, 04/25/19, Series 1989-21, Class G	40
20	10.70%, 12/25/08, Series 1993-233, Class SC, IF	21
1,545	10.83%, 12/25/31, Series 2001-72, Class SX, FRN	1,622
4,870	11.69%, 04/25/34, Series 2004-25, Class SA, IF	4,880
2,850	11.69%, 05/25/34, Series 2004-36, Class SA, FRN	2,825
626	12.21%, 10/25/08, Series 1993-190, Class S, IF	660
1,199	12.48%, 03/25/17, Series 2002-9, Class ST, IF	1,292
547	12.54%, 12/25/08, Series 1993-234, Class SC, IF	605
1,378	13.06%, 04/25/23, Series 1998-43, Class SA, IO	471
81	13.09%, 09/25/08, Series 1993-175, Class SA, IF	87
142	13.79%, 09/25/08, Series 1993-164, Class SA, IF	153
992	14.44%, 12/25/23, Series 2002-1, Class UD, FRN	1,086
182	15.44%, 04/25/23, Series 1993-62, Class SA, IF	218
242	15.46%, 12/25/13, Series 1993-225, Class SG, IF	255
663	15.93%, 02/25/32, Series 2002-1, Class SA, FRN	711
400	16.28%, 02/25/09, Series 1994-13, Class SK, FRN	439
4,155	17.20%, 02/25/34, Series 2004-10, Class SC, FRN	4,704
21	17.33%, 11/25/20, Series 1990-134, Class SC, FRN	25
88	17.78%, 10/25/08, Series 1993-196, Class SA, FRN	99
605	20.2%, 09/01/18, Series 1993-179, Class SB, FRN	763
1	652.15%, 12/25/20, Series 1990-140, Class K, IO, HB	28
— (h)	758.75%, 01/25/06, Series 1991-4, Class N, IO, HB	—	(h)
— (h)	778.65%, 01/25/06, Series 1991-4, Class H, IO, HB	—	(h)
— (h)	908.50%, 02/25/21, Series 1991-7, Class K, IO, HB	4
— (h)	908.75%, 03/25/06, Series 1991-20, Class M, IO, HB	—	(h)
— (h)	1008.25%, 04/25/06, Series 1991-33, Class J, IO, HB	—	(h)
— (h)	1009.00%, 06/25/21, Series 1991-60, Class PM, IO, HB	13

Principal Amount	Security Description	Value

— (h)	1087.97%, 06/25/06, Series 1991-71, Class E, IO, HB	—	(h)
1	1118.04%, 08/25/20, Series 1990-95, lass J, IO, HB	20
— (h)	1182.75%, 09/25/06, Series 1991-133, Class L, IO, HB	—	(h)
— (h)	8410.92%, 05/25/22, Series G92-27, Class SQ	65
253	Federal National Mortgage Association Grantor Trust
	7.87%, 12/25/41, Series 2001-T10, Class T, PO	191
	Federal National Mortgage Association STRIPS
1,527	Zero Coupon, 09/01/33, Series 340, Class 1, PO	1,119
2,706	8.00%, 03/01/23, Series 213, Class 2, IO	607
88	9.00%, 03/01/24, Series 265, Class 2	95
25	9.50%, 07/01/17, Series 59, Class 2, IO	5
64	10.00%, 09/01/17, Series 23, Class 2, IO	13
175	13.06%, 02/01/27, Series 285, Class 1, PO	147
	Federal National Mortgage Association Whole Loan
2,723	4.75%, 12/25/42, Series 2003-W8, Class 1A3	2,702
1,122	5.25%, 11/25/30, Series 2002-W5, Class A10, IO, FRN	75
833	6.00%, 07/25/29, Series 2002-W5, Class A6	833
584	6.50%, 10/25/42, Series 2003-W4, Class 2A	593
2,953	6.50%, 12/25/42, Series 2003-W1, Class 1A1	3,047
5,186	7.00%, 02/25/44, Series 2004-W2, Class 2A2	5,426
1,636	7.50%, 12/25/42, Series 2003-W1, Class 2A	1,718
	Government National Mortgage Association
288	Zero Coupon, 03/16/33, Series 2003-24, PO	238
390	Zero Coupon, 08/20/33, Series 2003-66, Class EO, PO	329
188	Zero Coupon, 10/20/33, Series 2003-86, Class CO, IO	96
709	Zero Coupon, 10/20/33, Series 2003-90, Class CO, PO	603
15,015	2.65%, 02/20/34, Series 2004-11, Class SW, IF, IO	516
9,920	3.73%, 12/16/33, Series 2003-112, Class SA, IF, IO	530
3,079	4.17%, 09/17/31, Series 2003-95, Class SC, IO, FRN	133
5,175	4.35%, 09/20/31, Series 2003-76, Class LS, IO, FRN	330
8,116	4.68%, 04/16/30, Series 2002-31, Class SE, IF, IO	667
3,636	4.85%, 08/20/32, Series 2002-70, Class PS, IF, IO	273
9,599	4.88%, 02/16/33, Series 2003-11, Class SK, IF, IO	871
1,702	5.00%, 02/20/29, Series 2003-98, Class PC	1,712
4,327	5.13%, 04/16/32, Series 2002-24, Class AG, IO, FRN	395
1,093	5.23%, 08/16/31, Series 2001-36, Class S, IF, IO	67
1,221	5.43%, 08/16/31, Series 2001-35, Class SA, IF, IO	80
10,708	5.48%, 09/16/25, Series 2000-21, Class S, IF, IO	396
1,279	5.50%, 12/20/13, Series 2003-4, Class NY	1,302
1,770	5.50%, 11/20/28, Series 2002-88, Class LI, IO	136
3,329	5.50%, 01/20/32, Series 2003-4, Class NI, IO	528
1,781	6.00%, 03/20/12, Series 2002-70, Class AV	1,838
3,953	6.00%, 03/20/13, Series 2002-67, Class VA	4,045
3,167	6.00%, 11/20/13, Series 2002-79, Class KV	3,268
1,615	6.00%, 12/20/14, Series 2002-71, Class VJ	1,642
1,362	6.00%, 12/20/17, Series 2002-88, Class VA	1,408
2,560	6.00%, 02/20/29, Series 1999-4, Class ZB	2,586
1,963	6.50%, 07/20/17, Series 2001-60, Class VP	2,029
1,849	6.50%, 09/20/17, Series 2002-47, Class VB	1,888
3,781	6.50%, 07/20/19, Series 2002-36, Class VB	3,847
3,592	6.50%, 10/16/24, Series 1994-7, Class PQ	3,794
1,134	6.50%, 01/20/32, Series 2002-7, Class PG	1,174
1,513	6.50%, 06/20/32, Series 2002-40, Class UK	1,597
1,134	6.50%, 06/20/32, Series 2002-45, Class QE	1,189
1,134	6.50%, 07/16/32, Series 2002-47, Class PG	1,192
945	6.50%, 08/20/32, Series 2002-54, Class GB	986
1,134	7.00%, 01/20/32, Series 2002-4, Class TD	1,210
2,413	7.00%, 01/20/32, Series 2002-80, Class EB	2,557
998	7.15%, 12/20/30, Series 2000-38, Class AH	1,030
345	7.33%, 11/20/30, Series 2000-36, Class HC	357
465	7.50%, 09/17/25, Series 1998-26, Class K	492
3,025	7.50%, 06/16/26, Series 2000-9, Class PB	3,114
1,045	7.50%, 08/16/26, Series 1996-16, Class E	1,097
217	7.50%, 02/20/27, Series 1997-2, Class E	227
289	7.50%, 07/20/27, Series 1997-11, Class D	302
548	7.50%, 12/20/29, Series 1999-44, Class PC	578
2,433	7.50%, 02/16/30, Series 2000-10, Class ZP	2,620
607	7.50%, 02/16/30, Series 2000-16, Class ZN	637
1,589	7.50%, 02/20/30, Series 2000-6, Class Z	1,670
1,267	7.70%, 04/16/32, Series 2002-24, Class SB, FRN	1,249

Principal Amount	Security Description	Value

945	7.75%, 09/20/30, Series 2000-26, Class Z	977
510	7.99%, 07/16/24, Series 1994-4, Class KQ	541
936	8.00%, 11/16/29, Series 1999-41, Class Z	998
2,467	8.00%, 12/20/29, Series 1999-44, Class ZG	2,607
1,034	8.00%, 06/20/30, Series 2000-9, Class Z	1,089
2,327	8.50%, 02/16/30, Series 2000-9, Class ZJ	2,583
968	8.50%, 04/16/32, Series 2002-24, Class Z	1,092
320	9.00%, 02/26/23, Series 2002-33, Class SY, FRN	345
2,071	9.00%, 03/16/30, Series 2000-21, Class Z	2,354
137	9.00%, 11/16/30, Series 2000-36, Class IK, IO	26
775	9.00%, 06/16/32, Series 2002-41, Class LS, FRN	829
1,035	9.02%, 08/17/34, Series 2004-73, Class AE, FRN	1,033
110	9.35%, 11/16/29, Series 1999-43, Class TA, FRN	123
1,077	11.91%, 04/16/34, Series 2004-28, Class S, FRN	1,078
144	13.00%, 07/20/31, Series 2001-32, Class WA, FRN	153
462	16.97%, 11/20/31, Series 2001-55, Class SF, FRN	532
352	20.15%, 04/20/31, Series 2002-51, Class SG, FRN	408
1,667	26.05%, 01/16/30, Series 2000-7, Class ST, FRN, HB	2,172
1,659	26.05%, 02/16/30, Series 2000-12, Class ST, FRN, HB	2,188
	Vendee Mortgage Trust
882	5.75%, 12/15/20, Series 2003-1, Class B	887
474	6.00%, 01/15/09, Series 2002-2, Class J	481
2,508	6.75%, 02/15/26, Series 96-1, Class 1Z	2,658
1,499	6.75%, 06/15/26, Series 1996-2, Class 1Z	1,578
1,348	7.00%, 05/15/10, Series 2001-1, Class 2J	1,409
2,269	7.00%, 09/15/27, Series 1998-1, Class 2E	2,383
2,735	7.50%, 02/15/27, Series 1997-1, Class 2Z	2,944

		649,290

Non-Agency CMO - 16.9%
596	ABN Amro Mortgage Corp.
	4.50%, 07/25/18, Series 2003-7, Class A3	579
1,283	Banc of America Funding
	6.68%, 03/25/34, Series 2004-1, PO	988
3,781	Banc of America Funding Corp.
	5.50%, 10/25/33, Series 2003-3, Class 1A33	3,706
	Bank of America Alternative Loan Trust
923	Zero Coupon, 05/25/33, Series 2003-3 AP0, PO	662
1,299	Zero Coupon, 01/25/34, Series 2003-11, Class 1, PO	1,022
	Bank of America Mortgage Securities
686	Zero Coupon, 11/25/33, Series 2003-8 Class A, PO	509
275	Zero Coupon, 12/25/33, Series 2003-9, Class 1A2, PO	177
24,620	0.22%, 04/25/19, VAR, Series 2004-3, Class 15, IO	138
1,228	4.98%, 07/25/34, Series 2004-6 Class A, PO	867
3,781	4.12%, 06/25/34, Series 2004-E, Class 2A5	3,665
999	6.30%, 05/25/34, Series 2004-4 Class A, PO	762
3,025	Bear Stearns Adjustable Rate Mortgage Trust
	3.51%, 06/25/34, VAR, Series B2004-4, Class A4	2,935
284	Bear Stearns Commercial Mortgage Securities
	7.64%, 02/15/32, Series 2000-WF1, Class A1	303
1,681	Cendant Mortgage Corp.
	6.55%, 11/25/33, Series 2003-9, Class 1, PO	1,131
	Citicorp Mortgage Securities, Inc.
1,315	Zero Coupon, 08/25/33, Series 2003-8, Class A, PO	850
4	5.75%, 03/25/09, Series 1994-6, Class A3	4
1,081	6.00%, 11/25/32, Series 2002-11, Class 1A14	1,083
85	7.50%, 04/25/25, Series 1995-2, Class A7	84
	Citigroup Mortgage Loan Trust, Inc.
326	4.15%, 12/25/18, Series 2003-UST1, Class 3, PO	257
593	4.55%, 12/25/18, Series 2003-UST1, Class 2, PO	506
1,400	4.93%, 10/25/33, Series 2003-1, Class 3, PO	1,005
3,426	5.50%, 12/25/18, Series 2003-UST1, Class A1	3,455
1,057	5.57%, 10/25/33, Series 2003-1 W2, PO	785
572	6.50%, 03/25/33, Series 2003-1, Class WA2	584
1,580	7.00%, 09/25/33, Series 2003-UP3, Class A3	1,632
692	8.51%, 12/25/18, Series 2003-UST1, Class1, PO	552
	Countrywide Alternative Loan Trust
1,538	Zero Coupon, 10/25/33, Series 2003-J1, PO	1,251
1,513	6.50%, 07/25/32, Series 2002-8, Class A4	1,529
	Countrywide Home Loan Mortgage Pass Through Trust
310	Zero Coupon, 10/25/33, Series 2003-44 A9, PO	184

Principal Amount	Security Description	Value

1,184	Zero Coupon, 04/25/34, Series 2004-3, PO	947
4,288	3.50%, 08/25/33, Series 2003-26, Class 1A6	4,198
2,641	4.15%, 06/20/34, VAR, Series 2004-HYB3, Class 2A	2,577
2,494	4.31%, 05/20/34, VAR, Series 2004-HYB1, Class 2A	2,464
2,440	4.55%, 04/25/33, Series 2003-J2 A17, IF, IO	115
1,539	5.00%, 11/25/18, Series 2003-J10, Class 2A1	1,549
619	5.25%, 09/25/33, Series 2003-34, Class A11	618
419	5.50%, 07/25/33, Series 2003-18, Class A12	407
2,575	5.50%, 10/25/34, Series 2004-19, Class A8	2,567
3,703	6.11%, 08/25/18, Series 2003-J7, Class 4A3, IF	3,369
1,561	Countrywide Home Loans
	4.11%, 06/25/34, Series 2004-7 Class 2A1, FRN	1,510
29	DLJ Mortgage Acceptance Corp.
	Zero Coupon, 05/28/28, Series 1998-A, Class A2, VAR (e)	28
	First Horizon Asset Securities, Inc.
1,513	4.50%, 07/25/19, Series 2004-4, Class 2A2	1,479
1,000	4.96%, 02/25/35, VAR, Series 2004-AR7, Class 2A2, FRN	992
10,984	4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	11,032
6,928	5.04%, 04/25/35, Series 2004-AR7, Class 2A1, FRN	6,959
	GSR Mortgage Loan Trust
1,739	5.00%, 08/25/19, Series 2004-10F, Class 2A1	1,753
3,244	6.00%, 11/25/34, Series 2004-13F, Class 2A3	3,254
1,650	6.00%, 11/25/34, Series 2004-13F, Class 3A3	1,654
333	13.50%, 02/25/34, Series 2004-3F, Class 3A8	442
359	Kidder Peabody Mortgage Assets Trust
	Zero Coupon, 04/22/18, Series B A1, PO	310
4,489	MASTR Adjustable Rate Mortgages Trust
	3.82%, 12/21/34, Series 2004-13, Class 2A1, FRN	4,441
	MASTR Alternative Loans Trust
1,778	4.04%, 04/25/34, Series 2004-3, Class 30, PO	1,469
1,959	4.08%, 06/25/34, Series 2004-5, Class 30, PO	1,606
3,480	4.50%, 09/25/19, Series 2004-10, Class 1A1	3,381
860	5.12%, 02/25/34, Series 2004-1, Class 30,PO	700
1,819	5.50%, 12/25/33, Series 2003-8, Class 3A1	1,837
1,057	5.50%, 07/25/34, Series 2004-6, Class 30X1, IO	218
2,864	5.50%, 08/25/34, Series 2004-7, Class AX1, IO	651
1,690	6.00%, 04/25/34, Series 2004-3, Class 30X1, IO	260
1,043	6.00%, 06/25/34, Series 2004-5, Class 30X1, IO	189
698	6.14%, 08/25/34, Series 2004-7 Class 30, PO	478
	MASTR Asset Securitization Trust
973	Zero Coupon, 11/25/18, Series 2003-10 Class 15, PO	732
588	Zero Coupon, 12/25/18, Series 2003-11 Class 15, PO	464
2,132	Zero Coupon, 08/25/19, Series 2004-8, Class 15, PO	1,591
685	Zero Coupon, 02/25/34, Series 2004-1 Class 30, PO	495
1,058	Zero Coupon, 03/25/34, Series 2004-3, Class 30, PO	813
2,339	5.00%, 05/25/18, Series 2003-4, Class 2A2	2,361
2,672	5.25%, 11/25/16, Series 2004-6, Class 2A9	2,660
1,055	5.50%, 05/25/33, Series 2003-4, Class 5A1	1,044
	Merrill Lynch Trust
9	Zero Coupon, 04/20/18, Series 7B, PO	9
404	7.43%, 08/01/24	413
800	7.43%, 08/01/24	800
358	8.99%, 10/20/20, Series 47, Class Z	374
5	Morgan Stanley Mortgage Trust
	Zero Coupon, 12/20/21, Series 39-3, PO	5
4,439	MortgageIT Trust
	3.17%, 01/25/35, Series 2005-1, Class 1A1, FRN	4,439
	Nomura Asset Acceptance Corp.
1,410	5.00%, 04/25/18, Series 2003-A1, Class A7	1,422
1,608	5.50%, 05/25/33, Series 2003-A1, Class A1	1,627
1,138	6.00%, 05/25/33, Series 2003-A1, Class A2	1,155
4,070	6.50%, 10/25/34, Series 2004-R2, Class A1, VAR (e)	4,164
439	7.00%, 04/25/33, Series 2003-A1, Class A5	441
	Residential Accredit Loans, Inc.
35,356	0.60%, 07/25/33, Series 2003-QS13, Class A6, IF, IO	486
4,915	4.70%, 05/25/18, Series 2003-QS9, Class A3, IF, IO	436
4,138	4.75%, 02/25/18, Series 2003-QS3, Class A8, IF, IO	286
5,363	4.75%, 06/25/18, Series 2003-QS12, Class A2A, IF, IO	493
1,584	5.00%, 06/25/18, Series 2003-QS12, Class A5, IO	244
5,677	5.00%, 09/25/18, Series 2003-QS18, Class A1	5,645

Principal Amount	Security Description	Value

2,466	5.00%, 06/25/34, Series 2004-QS8, Class A2	2,427
3,213	6.00%, 07/25/34, Series 2004-QS10, Class A6	3,282
1,949	10.23%, 02/25/18, Series 2003-QS3, Class A2, IF	2,025
715	10.66%, 10/25/17, Series 2002-QS16, Class A3, IF	759
	Residential Asset Mortgage Products, Inc.
311	Zero Coupon, 12/25/17, Series 2002-RM1, Class AP1, PO	265
581	Zero Coupon, 05/25/33, Series 2003-RM2, Class AP3, PO	450
813	Residential Asset Securitization Trust
	5.50%, 01/25/34, Series 2003-A13, Class A3	808
	Residential Funding Mortgage Securities I
2,105	Zero Coupon, 07/25/18, Series 2003-S14, Class A4, PO	1,673
3,287	4.00%, 05/25/33, Series 2003-S7, Class A17	3,174
1,891	4.50%, 12/25/32, Series 2003-S12, Class 4A5	1,777
2,269	5.50%, 06/25/33, Series 2003-S13, Class A3	2,196
	Salomon Brothers Mortgage Securities VII
919	Zero Coupon, 12/25/18, Series 2003-UP2, Class 1, PO	757
48	8.00%, 09/25/30, Series 2000-UP1, Class A2	50
4,285	Structured Adjustable Rate Mortgage Loan Trust
	5.02%, 06/25/34, VAR, Series 2004-6, Class 5A4	4,228
1,513	Structured Asset Securities Corp.
380	Zero Coupon, 05/25/32, Series 2002-10H, Clas 1AP, PO	311
	5.00%, 04/25/18, Series 2003-8, Class 1A2	1,503
1,259	Washington Mutual Mortgage Securities Corp.
	Zero Coupon, 04/25/19, Series 2004-RA4, Class 1P, PO	1,025
	Washington Mutual, Inc.
584	Zero Coupon, 10/25/18, Series 2003-S10, Class A6, PO	406
695	Zero Coupon, 10/25/33, Series 2003-S9, Class P, PO	481
1,134	3.03%, 08/25/33, VAR, Series 2003-AR7, Class A6	1,082
466	4.03%, 08/25/33, Series 2003-AR8, Class A, FRN	459
2,571	4.50%, 09/25/18, Series 2003-S8, Class A4	2,479
2,269	4.50%, 09/25/18, Series 2003-S8, Class A6	2,173
	Wells Fargo Mortgage Backed Securities Trust
2,580	Zero Coupon, 10/25/18, Series 2003-11 Class 1A, PO	1,979
2,637	Zero Coupon, 01/25/34, Series 2003-17 Class A, PO	1,862
687	Zero Coupon, 01/25/34, Series 2004-1, Class A11	325
42,620	0.12%, 12/25/18, VAR, Series 2003-16, Class 2A, IO	189
8,841	3.50%, 01/25/35, Series 2004-EE, Class 3A1, FRN	8,687
5,377	3.54%, 09/25/34, Series 2004-S, Class A5, FRN	5,149
1,739	4.50%, 08/25/18, Series 2003-8, Class A9	1,659
2,050	4.50%, 11/25/18, Series 2003-13, Class A7	1,917
9,484	4.58%, 01/25/35, Series 2004-BB, Class A4, FRN	9,463
5,294	4.75%, 10/25/18, Series 2003-11, Class 1A4	5,197
1,126	4.94%, 09/25/34, Series 2004-Q, Class 1A3, FRN	1,100
6,983	5.00%, 07/25/19, Series 2004-7, Class 2A2	6,941
4,983	5.50%, 01/25/34, Series 2003-17, Class 2A4	4,983

		210,499

	Total Collateralized Mortgage Obligations (Cost $865,750)	859,789

U.S. GOVERNMENT AGENCY MORTGAGES — 15.8%
	Federal Home Loan Mortgage Corp. Conventional Pools
392	4.20%, 01/01/30, ARM	399
43	7.50%, 07/01/16 - 05/01/17	45
20	8.00%, 04/01/09	21
8	8.50%, 05/01/07 - 02/01/08	9
238	8.75%, 06/01/17	246
91	10.50%, 05/01/19	96
127	12.00%, 08/01/15 - 07/01/19	139

		955

	Federal Home Loan Mortgage Corp. Gold Pools
893	3.50%, 05/01/19	830
20,838	4.00%, 08/01/18 - 05/01/19	19,978
1,301	4.50%, 10/01/18	1,276
5,608	5.50%, 06/01/17 - 10/01/33	5,641
11,850	6.00%, 01/01/14 - 12/01/33	12,191
9,892	6.50%, 05/01/09 - 07/01/34	10,306
7,882	7.00%, 12/01/14 - 08/01/32	8,321
2,229	7.50%, 07/01/08 - 12/01/15	2,332
506	8.50%, 08/01/30	551
652	10.50%, 07/20/21	727

		62,153

Principal Amount	Security Description	Value

	Federal National Mortgage Association Conventional Pools
151	3.71%, 09/01/27, ARM	155
128	3.82%, 03/01/19, ARM	131
12,827	4.00%, 07/01/18 - 08/01/33	12,053
617	4.14%, 03/01/29, ARM	625
4,690	4.50%, 07/01/18 - 05/01/29	4,557
12,594	4.91%, 01/01/35, ARM	12,635
3,323	4.98%, 04/01/34, ARM	3,384
6,863	5.00%, 06/01/18 - 11/01/18	6,867
269	5.45%, 11/01/32	272
18,960	5.50%, 06/01/12 - 03/01/34	19,150
9,963	6.00%, 06/01/08 - 09/01/33	10,229
144	6.25%, 07/01/23	149
13,039	6.50%, 04/01/08 - 08/01/33	13,609
12,684	7.00%, 12/01/16 - 02/01/33	13,375
1,435	7.50%, 03/01/17 - 09/01/21	1,520
7,900	8.00%, 04/01/11 - 11/01/28	8,461
2,049	8.50%, 12/01/07- 06/01/30	2,205
2,644	9.00%, 02/01/16 - 06/01/31	2,898
60	9.50%, 07/01/28	67
264	10.00%, 07/01/19 - 02/01/24	295
339	10.18%, 06/25/21	382
165	10.25%, 07/15/13	183
166	10.50%, 11/01/18	186
156	11.00%, 04/01/19 - 08/20/20	172
99	12.50%, 01/01/16	111

		113,671

	Government National Mortgage Association Various Pools
1,474	3.50%, 09/20/33	1,322
2,576	6.00%, 04/20/27 - 06/15/18	2,670
458	6.38%, 08/15/26	479
5,497	6.50%, 03/15/28 - 02/15/33	5,755
4,533	7.00%, 9/15/14 - 06/15/33	4,807
1,360	7.50%, 11/15/22 - 09/15/32	1,457
2,702	8.00%, 01/15/08 11/20/28	2,875
145	8.50%, 07/15/08 - 05/20/25	158
79	9.00%, 02/15/30 - 01/15/31	88
76	11.00%, 01/15/21	84

		19,695

	Total U.S. Government Agency Mortgages (Cost $193,728)	196,474

U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
	Federal Home Loan Mortgage Corp.
2,269	6.63%, 09/15/09	2,466
756	6.88%, 09/15/10	840
	Federal National Mortgage Association
756	5.50%, 03/15/11	790
4,613	6.13%, 03/15/12	4,991
1,513	6.63%, 09/15/09	1,643
1,513	7.25%, 01/15/10	1,689

	Total U.S. Government Agency Securities (Cost $12,166)	12,419

U.S. TREASURY OBLIGATIONS — 1.2%
	U.S. Treasury Notes
378	6.50%, 02/15/10	416
1,513	10.38%, 11/15/12	1,752
1,437	11.75%, 11/15/14	1,889
3,592	12.00%, 08/15/13	4,483
	U.S. Treasury STRIPS
756	2/15/09, PO	647
227	5/15/11, PO	175
945	5/15/12, PO	691
1,513	2/15/13, PO	1,064
567	2/15/14, PO	378
1,361	5/15/14, PO	895
1,891	8/15/14, PO	1,228
1,323	11/15/14, PO	848
189	2/15/16, PO	113

	Total U.S. Treasury Obligations (Cost $14,582)	14,579

Shares	Security Description	Value

SHORT-TERM INVESTMENTS — 12.3%
Investment Companies — 12.3%
152,722	JPMorgan Liquid Assets Money Market Fund (b)
	(Amortized Cost $152,722)	152,722

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 1.7%
Investment Companies — 1.7%
15,000	BGI Prime Money Market Fund	15,000
5,660	Morgan Stanley Institutional Liquidity Funds	5,660

	(Amortized Cost $20,660)	20,660

Total Investments — 101.9%
(Cost/Amortized Cost $1,268,626)		1,265,677
Other Liabilities in Excess of Assets — (1.9)%		(23,893)

Net Assets — 100.0%		$1,241,784

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(h)	Amount rounds to less than one thousand.

ARM	Adjustable Rate Mortgage
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
IF	Inverse Floaters
HB	High Coupon Bonds
IO	Interest Only
PO	Principal Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,729
Aggregate gross unrealized depreciation	(20,678)

Net unrealized appreciation/depreciation	$(2,949)

Federal income tax cost of investments	$1,268,626

JPMorgan Government Bond Fund (Formerly One Group Government Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amount in thousands)

Principal Amount	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 36.8%
	Federal Home Loan Mortgage Corp.
$2,961	3.25%, 04/15/32 Series 2647, Class A	$2,774
5,389	4.50%, 07/15/18 Series 2651, Class VZ	5,059
10,000	4.50%, 02/15/28 Series 2631, Class TE	9,730
15,000	5.00%, 02/15/18 Series 2578, Class PG	14,833
5,000	5.00%, 06/15/21 Series 2749, Class TD	4,960
5,000	5.00%, 01/15/28 Series 2929, Class PC	4,995
5,000	5.00%, 10/15/28 Series 2827, Class TC	5,015
10,000	5.00%, 03/15/29 Series 2684, Class PD	9,989
10,000	5.00%, 10/15/31 Series 2580, Class QM	9,802
9,000	5.00%, 10/15/32 Series 2656, Class BG	8,871
8,540	5.50%, 01/15/14 Series 2571, Class PV	8,712
2,558	5.50%, 09/15/22 Series 1367, Class K	2,582
1,770	6.00%, 06/15/11 Series 2366, Class VG	1,816
8,837	6.00%, 10/15/23 Series 1785, Class A	9,091
1,478	6.00%, 02/15/27 Series 2091, Class PF (m)	1,482
3,370	6.00%, 11/15/28 Series 2095, Class PE	3,491
13,500	6.00%, 08/15/32 Series 2480, Class EJ	13,809
638	6.25%, 04/15/27 Series 2018, Class PE (m)	637
2,951	6.50%, 04/15/08 Series 1489, Class I	3,027
1,351	6.50%, 08/15/16 Series 2345, Class PQ	1,406
2,074	6.50%, 12/15/23 Series 1633, Class Z	2,178
3,000	6.50%, 03/15/24 Series 1694, Class PK	3,182
11,800	6.50%, 10/17/26 Series 1985, Class PL (m)	12,025
369	6.50%, 01/15/28 Series 2137, Class TM	370
6,639	6.50%, 06/15/28 Series 2064, Class PD (m)	6,889
1,845	6.50%, 05/15/29 Series 2152, Class BD	1,917
4,000	6.50%, 10/15/31 Series 2367, Class ME	4,235
7,145	6.95%, 03/15/28 Series 2035, Class PC	7,435
215	7.00%, 10/15/06 Series 1150, Class I	215
1,385	7.00%, 10/15/27 Series 1999, Class PU	1,445
2,950	7.00%, 02/15/28 Series 2031, Class PG	3,100
361	8.00%, 08/15/22 Series 1343, Class LA	375
496	10.00%, 10/15/23 Series 1591, Class E	555
725	11.55%, 11/15/08 Series 1604, Class MB, IF	765
535	11.85%, 12/15/08 Series 1625, Class SC, IF	581
361	Federal Home Loan Mortgage Corp. STRIPS 7.00%, 11/01/23 Series 155, IO	74
	Federal Home Loan Mortgage Corp., Structured Pass Through Securities Whole Loan
4,888	Zero Coupon, 02/25/43 Series T-54, Class 2A	5,063
3,783	Zero Coupon, 05/25/43 Series T-56, Class A, PO	3,190
	Federal National Mortgage Association
1,010	Zero Coupon, 05/25/23 Series 1993-146, Class E, PO	867
269	Zero Coupon, 08/25/23 Series 1993-217, Class H	230
172	Zero Coupon, 09/25/23 Series 1993-205, Class H, PO	147
163	Zero Coupon, 09/25/23 Series 1993-228, Class G	135
95	Zero Coupon, 11/25/26 Series 1997-47, Class PA, PO	95
5,000	3.50%, 12/25/25 Series 2003-70, Class BE	4,785
10,000	4.50%, 01/25/24 Series 2003-128, Class DY	9,317
10,000	5.00%, 11/25/16 Series 2003-35, Class MD	10,028
6,502	5.00%, 11/25/17 Series 2002-73, Class OE	6,436
5,000	5.00%, 05/25/23 Series 2004-2, Class OE	4,900
20,000	5.00%, 12/25/32 Series 2003-81, Class MC	19,699
3,000	5.50%, 02/25/17 Series 2002-3, Class PG	3,066
5,000	5.50%, 04/25/17 Series 2002-18, Class PC	5,129
5,000	5.50%, 11/25/22 Series 2003-74, Class VL	4,992
5,000	5.50%, 05/25/28 Series 2005-16, Class LC	5,059
6,583	5.50%, 12/25/32 Series 2002-86, Class EJ	6,711
8,000	6.00%, 06/25/09 Series 1994-86, Class PJ	8,225
8,131	6.00%, 01/17/13 Series 1998-37, Class VB	8,211
3,190	6.00%, 02/25/17 Series 2002-2, Class UC	3,274
10,556	6.00%, 03/25/24 Series 1994-51, Class PV	10,907
8,641	6.00%, 07/25/31 Series 2001-33, Class ID, IO	1,718
417	6.25%, 01/25/09 Series 1994-12, Class C	424
1,247	6.35%, 08/25/13 Series 1993-225, Class VG	1,263
9,094	6.35%, 12/25/23 Series 1994-43, Class PJ	9,476
1,810	6.50%, 06/25/13 Series 1994-1, Class K	1,831
1,278	6.50%, 05/25/23 Series 1993-110, Class H	1,296
4,500	6.50%, 03/25/24 Series 1994-37, Class L	4,709
11,887	6.50%, 10/25/28 Series 1998-58, Class PC	12,375
546	7.00%, 05/25/20 Series 1990-57, Class J (m)	569
7,400	7.00%, 09/25/23 Series 1993-155, Class PJ	7,916
5,042	7.00%, 01/25/24 Series 1994-62, Class PJ	5,345
98	7.50%, 07/25/22 Series G92-35, Class EB	104
2,441	7.50%, 02/20/30 Series 2000-8, Class Z	2,572
1,336	8.00%, 07/25/22 Series G92-44, Class ZQ	1,434

Principal Amount		Security Description	Value
1,649		8.30%, 10/25/08 Series 1993-197, Class SC, IF	1,706
598		9.50%, 06/25/18 Series 1988-16, Class B (m)	642
909		17.32%, 02/25/09 Series 1994-13, Class SM, IF	1,014
8,416		Federal National Mortgage Association STRIPS 4.00%, 10/01/18, Series 343, Class 23, IO	1,244
		Federal National Mortgage Association Whole Loan
8,175		5.37%, 08/25/43 Series 2003-W18, Class 1A6	8,246
10,000		6.00%, 06/25/29 Series 2002-W7, Class A4	10,244
1,400		6.25%, 02/25/29 Series 1999-W4, Class A9	1,426
4,649		6.50%, 12/25/42 Series 2003-W1, Class 1A1	4,795
5,000		6.50%, 10/25/44 Series 2005-W1, Class 1A2	5,192
2,163		7.50%, 12/25/42 Series 2003-W1, Class 2A	2,272
		Government National Mortgage Association
4,801		5.50%, 07/20/15 Series 2004-62, Class VA	4,873
1,968		6.00%, 05/20/29 Series 1999-17, Class L	2,023
2,225		6.25%, 08/20/27 Series 1998-1, Class PD (m)	2,237
700		6.50%, 09/16/25 Series 1996-6, Class PK	728
1,156		6.50%, 06/20/27 Series 1997-19, Class PJ (m)	1,159
3,425		6.50%, 09/20/28 Series 1998-22, Class PD	3,560
6,000		6.50%, 03/16/31 Series 2001-10, Class PE	6,365
5,838		6.50%, 12/20/31 Series 2001-64, Class PB	6,107

		Total Collateralized Mortgage Obligations (Cost $397,815)	402,753

U.S. GOVERNMENT AGENCY MORTGAGES — 14.0%
		Federal Home Loan Mortgage Corp. Conventional Pools
1,175		4.24%, 01/01/27, ARM	1,207
150		4.41%, 04/01/30, ARM	154
96		9.00%, 08/01/09 - 12/01/09	100
—	(h)	9.50%, 04/01/16	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools
3,851		5.00%, 12/01/13 - 12/01/16	3,859
5,581		6.00%, 04/01/14 - 02/01/32	5,755
11,048		6.50%, 12/01/12 - 07/01/29	11,530
963		7.00%, 12/01/14 - 04/01/26 9 (m)	1,018
1,972		7.50%, 04/01/09 - 08/01/25	2,059
408		8.00%, 11/01/24 - 09/01/25	440
995		8.50%, 01/01/10 - 07/01/28	1,079
84		9.00%, 11/01/05 - 05/01/22	91
		Federal National Mortgage Association Conventional Pools
24,392		4.50%, 06/01/13	24,316
14,005		5.00%, 11/01/33 - 11/01/23	13,756
49,469		5.50%, 05/01/33 - 02/01/29	49,705
10,713		6.00%, 03/01/11 - 09/01/28	11,027
3,409		6.50%, 04/01/32 - 06/01/26	3,565
1,382		7.00%, 09/01/07 - 08/01/25	1,455
1,450		7.50%, 03/01/30 - 07/01/14	1,551
1,513		8.00%, 11/01/12	1,601
118		9.00%, 12/01/24	129
669		10.00%, 10/01/16 - 11/01/21	745
		Government National Mortgage Association Various Pools
250		3.75%, 07/20/27, ARM (m)	253
4,051		6.00%, 10/15/23 - 10/15/33	4,167
3,876		6.50%, 07/15/08 - 02/15/24 9 (m)	4,065
1,898		7.00%, 11/15/22 - 06/15/28	2,016
2,660		7.50%, 07/15/07 - 02/15/28	2,859
2,212		8.00%, 07/15/06 - 11/20/27	2,378
85		8.50%, 10/15/24	93
1,852		9.00%, 08/15/05 - 11/15/24	2,032
143		9.50%, 07/15/09 - 12/15/20	157
11		10.00%, 04/15/19 - 05/15/19	12
5		11.00%, 11/15/09	5

		Total U.S. Government Agency Mortgages (Cost $152,264)	153,179

U.S. GOVERNMENT AGENCY SECURITIES — 12.0%
7,000		Federal Home Loan Bank 5.75%, 08/15/11	7,408
5,000		Federal Home Loan Mortgage Corp. 3.50%, 09/15/07	4,940
		Federal National Mortgage Association
16,000		Zero Coupon, 10/09/19	7,373
10,000		5.88%, 02/02/06	10,174
15,000		7.16%, 05/11/05	15,065
9,200		Federal National Mortgage Association STRIPS 5/29/26, PO	2,994
		Financing Corp. STRIPS
180		10/5/05, PO	177
334		12/27/05, PO	325
500		10/6/06, PO	471
1,000		11/11/06, PO	939
500		12/27/06, PO	467
26,153		12/6/18, PO	12,984

Principal Amount	Security Description	Value
	Residual Funding STRIPS
53,000	7/15/20, PO	24,516
25,000	10/15/20, PO	11,409
5,000	4/15/30, PO	1,450
	Resolution Funding Corp. STRIPS
50,000	7/15/20, PO	23,036
15,000	4/15/28, PO	4,683
4,500	Tennessee Valley Authority STRIP 07/15/16, PO	2,516

	Total U.S. Government Agency Securities (Cost $113,202)	130,927

U.S. TREASURY OBLIGATIONS — 33.7%
	U.S. Treasury Bonds
3,490	5.38%, 02/15/31	3,804
2,500	7.13%, 02/15/23	3,167
13,140	7.25%, 05/15/16	16,113
3,935	7.25%, 08/15/22	5,030
3,635	8.00%, 11/15/21	4,936
36,080	8.13%, 08/15/19	48,540
4,085	8.88%, 08/15/17	5,680
1,020	9.00%, 11/15/18	1,453
1,000	9.38%, 02/15/06	1,052
18,000	10.38%, 11/15/12	20,853
	U.S. Treasury Inflation Indexed Bonds
1,448	1.63%, 01/15/15	1,427
23,605	3.63%, 01/15/08	25,386
	U.S. Treasury Notes
2,930	1.13%, 06/30/05	2,918
24,020	2.38%, 08/31/06	23,601
20,670	2.63%, 11/15/06	20,319
10,830	2.63%, 05/15/08	10,404
2,700	3.00%, 02/15/08	2,631
8,890	3.63%, 07/15/09	8,718
10,000	3.88%, 05/15/09	9,916
2,085	3.88%, 02/15/13	2,013
6,430	4.25%, 08/15/13	6,341
2,015	4.75%, 05/15/14	2,053
15,000	5.00%, 08/15/11	15,584
4,550	5.63%, 05/15/08	4,769
6,750	5.75%, 08/15/10	7,244
25,000	6.13%, 08/15/07	26,282
	U.S. Treasury STRIPS
50,000	11/15/09, PO	41,200
7,500	5/15/15, PO	4,682
2,500	8/15/15, PO	1,539
10,000	11/15/15, PO	6,080
72,500	5/15/20, PO	34,457

	Total U.S. Treasury Obligations (Cost $350,881)	368,192

Shares

SHORT-TERM INVESTMENTS — 3.4%
Investment Companies — 3.4%
37,326	JPMorgan U.S. Government Money Market Fund (b) (Amortized Cost $37,326)	37,326

Principal Amount

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 26.3%
Medium Term Notes — 4.1%
$6,509	Bear Stearns Cos., Inc. (The) 3.13%, 05/23/05	6,509
10,000	Blue Heron Funding Ltd. 2.88%, 05/27/05	10,000
7,499	CC USA, Inc. 3.04%, 11/03/05	7,499
5,000	Merrill Lynch & Co., Inc. 2.99%, 08/22/05	5,000
10,000	Northern Rock plc 2.87%, 01/13/06	10,000
6,249	Sigma Finance Corp. 3.04%, 02/27/06	6,249

		45,257

Repurchase Agreement — 22.2%
242,359	Banc of America Funding Corp., 2.90%, dated 03/31/05, due 04/01/05, repurchase price $242,379, collateralized by corporate collateralized mortgage obligations	242,359

	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $287,616)	287,616

Total Investments — 126.2%
(Cost/Amortized Cost $1,339,104)		1,379,993
Other Liabilities in Excess of Assets — (26.2)%		(286,384)

Net Assets — 100.0%		$1,093,609

ARM	Adjustable Rate Mortgage.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
IF	Inverse Floaters.
PO	Principal Only.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,395
Aggregate gross unrealized depreciation	(8,506)

Net unrealized appreciation/depreciation	$40,889

Federal income tax cost on investments	$1,339,104

JPMorgan Treasury & Agency Fund (Formerly One Group Treasury & Agency Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description		Value
U.S. GOVERNMENT AGENCY SECURITIES — 27.9%
	Federal Farm Credit Bank
$800	5.75%,	01/25/08	$832
3,000	5.83%,	02/11/08	3,129
360	6.20%,	11/30/09	386
500	6.27%,	01/26/16	550
300	6.52%,	09/24/07	317
1,720	6.82%,	03/16/09	1,871
855	6.90%,	09/01/10	950

			8,035

	Federal Home Loan Bank
16,000	2.45%,	03/23/07	15,537
250	5.49%,	12/22/08	261
8,000	5.61%,	02/11/09	8,377
5,000	5.75%,	05/15/12	5,342
1,265	5.93%,	04/09/08	1,328
675	6.20%,	06/02/09	720
1,000	6.50%,	11/13/09	1,088
100	7.03%,	07/14/09	110
690	7.38%,	02/12/10	776

			33,539

	Tennessee Valley Authority
	New Valley Generation I
1,555	7.30%,	03/15/19	1,795

	Total U .S. Government Agency Securities (Cost $41,878)		43,369

U.S. TREASURY OBLIGATIONS — 69.9%
	U.S. Treasury Notes
11,000	1.63%,	04/30/05	10,990
16,510	5.75%,	11/15/05	16,761
3,730	6.63%,	05/15/07	3,941
13,500	6.75%,	05/15/05	13,564

			45,256

	U.S. Treasury Bonds
38,250	10.38%,	11/15/12	44,313
17,966	12.75%,	11/15/10	18,996

			63,309

	Total U .S. Treasury Obligations (Cost $110,786)		108,565

SHORT-TERM INVESTMENTS — 0.7%
Investment Companies — 0.7%
1,091	JPMorgan 100% U.S. Treasury Securities Money Market Fund (b) (Amortized Cost $1,091)		1,091

Principal Amount
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 32.3%
Medium Term Note - 1.3%
2,000	Sigma Finance Corp., 3.03%, 09/16/05 FRN		2,000

Repurchase Agreement - 31.0%
$48,155	Deutsche Bank Financial, Inc. 2.90%, dated 03/31/05, due 04/01/05, repurchase price $48,159, collateralized by U.S. Government Agency Securities		48,155

	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $51,246)		51,246

Total Investments — 130.8% (Cost/Amortized Cost $205,001)			203,180
Other Liabilities in Excess of Assets — (30.8)%			(47,804)

Net Assets — 100.0%			$155,376

FRN MTN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005. Medium Term Note

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$871
Aggregate gross unrealized depreciation	(2,692)

Net unrealized appreciation/depreciation	$(1,821)

Federal income tax cost of investments	$205,001

JPMorgan High Yield Bond Fund (Formerly One Group High Yield Bond Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

CORPORATE BONDS — 93.4%
Aerospace & Defense — 0.2%
1,100	Orbital Sciences Corp.
	9.00%, 07/15/11	$1,207
700	Sequa Corp.
	9.00%, 08/01/09	749

		1,956

Airlines — 1.6%
	American Airlines, Inc.
2,700	7.25%, 02/05/09	2,589
1,750	7.32%, 10/15/09	1,477
900	7.80%, 04/01/08	824
1,544	9.71%, 01/02/07	1,436
	Continental Airlines, Inc.
452	7.42%, 10/01/08	432
3,400	7.57%, 12/01/06, Series D	2,707
2,800	10.45%, 12/06/07, FRN	2,835
603	Continental Loan
	3.45%, 12/31/06	519
	Northwest Airlines, Inc.
7,508	7.63%, 04/01/10	6,295
1,036	8.30%, 03/01/12	853

		19,967

Auto Components — 2.5%
3,340	Airxcel, Inc.
	11.00%, 11/15/07, Series B	3,273
830	Anchor Lamina, Inc.
	9.88%, 02/01/08	730
5,500	Autocam Corp.
	10.88%, 06/15/14	4,785
	Delco Remy International, Inc.
750	6.66%, 04/15/09, FRN	751
3,500	9.38%, 04/15/12	2,940
4,750	11.00%, 05/01/09	4,370
9,800	Dura Operating Corp.
	8.63%, 04/15/12, Series B	9,040
4,350	Eagle-Picher Industries, Inc.
	9.75%, 09/01/13	2,784
2,805	Newcor, Inc.
	6.00%, 01/31/13 SUB	1,935

		30,608

Automobiles — 0.6%
	Asbury Automotive Group, Inc.
1,500	8.00%, 03/15/14	1,455
5,700	9.00%, 06/15/12	5,814

		7,269

Beverages — 0.3%
2,660	Bavaria S.A.
	8.88%, 11/01/10 (e)	2,899
450	Cott Beverages USA, Inc.
	8.00%, 12/15/11	476

		3,375

Building Products — 0.7%
4,100	Fedders North America, Inc.
	9.88%, 03/01/14	3,075
2,250	Goodman Global Holding Co., Inc.
	5.76%, 06/15/12, FRN (e)	2,227
2,495	Interface, Inc.
	9.50%, 02/01/14	2,626
1,000	Juno Lighting, Inc.
	4.77%, 05/24/11	1,023

		8,951

Chemicals — 6.6%
500	American Rock Salt Co., LLC
	9.50%, 03/15/14	515
	Celanase B Loan
99	4.52%, 04/30/11	101

Principal Amount	Security Description	Value

962	4.55%, 04/30/11	981
3,000	Cognis Loan
	7.22%, 11/15/13	3,128
	Crompton Loan
1,000	2.30%, 08/16/09	1,011
2,000	8.71%, 08/01/10, FRN	2,230
800	9.88%, 08/01/12	916
	Crystal Holdings U.S. Corp.
1,295	Zero Coupon, 10/01/14 SUB (e)	1,476
1,343	Zero Coupon, 10/01/14 SUB (e)	940
	Equistar Chemicals LP
1,400	10.13%, 09/01/08	1,547
2,800	10.63%, 05/01/11	3,143
2,000	Hawkeye Renewables LLC
	Zero Coupon, 02/24/11	2,000
	Huntsman LLC
400	9.50%, 07/01/07 (e)	402
	IMC Global, Inc.
24	7.63%, 11/01/05	24
2,500	10.88%, 06/01/08, Series B	2,862
1,300	11.25%, 06/01/11, Series B	1,450
1,300	Innophos, Inc.
	8.88%, 08/15/14 (e)	1,365
2,350	ISP ChemCo, Inc.
	10.25%, 07/01/11, Series B	2,544
7,000	Johnsondiversey Holdings, Inc.
	Zero Coupon, 05/15/13 SUB	6,020
1,000	Johnsondiversey, Inc.
	9.63%, 05/15/12, Series B	1,075
2,920	Lyondell Chemical Co.
	9.63%, 05/01/07	3,132
1,415	NewMarket Corp.
	8.88%, 05/01/10	1,514
7,700	OM Group, Inc.
	9.25%, 12/15/11	7,931
	Polymer Group, Inc.
2,815	5.78%, 12/31/06	2,871
6,000	8.78%, 12/31/06	6,120
	PolyOne Corp.
4,525	8.88%, 05/01/12	4,842
5,400	10.63%, 05/15/10	5,994
1,750	QDI LLC
	9.00%, 11/15/10	1,715
	Rhodia S.A.
3,000	7.63%, 06/01/10	2,955
2,400	10.25%, 06/01/10	2,616
	Terra Capital, Inc.
1,456	11.50%, 06/01/10	1,674
3,090	12.88%, 10/15/08	3,662
1,000	UAP Holding Corp.
	Zero Coupon, 07/15/12 SUB	795
677	United Agri Products
	8.25%, 12/15/11	704

		80,255

Commercial Services & Supplies — 3.6%
	Allied Waste North America
4,250	5.75%, 02/15/11, Series B	3,867
1,000	7.88%, 04/15/13	998
5,245	8.88%, 04/01/08, Series B	5,422
2,000	9.25%, 09/01/12, Series B	2,140
500	American ECO Corp.
	9.63%, 05/15/08, Series B (d)	—	(h)
6,500	Cenveo Corp.
	7.88%, 12/01/13	5,801
	Corrections Corp of America
2,900	6.25%, 03/15/13 (e)	2,784
625	7.50%, 05/01/11	633
1,000	Knowledge Learning Corp., Inc.
	7.75%, 02/01/15 (e)	965
1,000	NationsRent, Inc.
	9.50%, 10/15/10	1,070
	Neff Corp.
1,700	10.25%, 06/01/08	1,496
1,800	10.25%, 06/01/08	1,584
2,985	NES Rentals Holdings, Inc.
	10.00%, 08/17/10	3,045
7,787	SAC Holding Corp.
	8.50%, 03/15/14	7,554
	United Rentals North America, Inc.
4,850	6.50%, 02/15/12	4,717
1,500	7.00%, 02/15/14	1,373

		43,449

Principal Amount	Security Description	Value

Communications Equipment — 0.3%
500	Corning, Inc.
	6.20%, 03/15/16	502
3,500	Lucent Technologies, Inc.
	6.50%, 01/15/28	3,001

		3,503

Computers & Pheripherals — 0.2%
2,500	Stratus Technologies, Inc.
	10.38%, 12/01/08	2,475

Construction Materials — 0.5%
6,650	RMCC Acquisition Co.
	9.50%, 11/01/12 (e)	6,517

Consumer Finance — 2.3%
5,720	Advanta Capital Trust I
	8.99%, 12/17/26	5,563
3,750	AmeriCredit Corp.
	9.25%, 05/01/09	4,017
2,330	General Motors Acceptance Corp.
	7.75%, 01/19/10	2,238
5,175	Providian Capital I
	9.53%, 02/01/27 (e)	5,460
7,375	Thornburg Mortgage, Inc. (REIT)
	8.00%, 05/15/13	7,670
2,200	Western Financial Bank
	9.63%, 05/15/12	2,442

		27,390

Consumer Products — 0.4%
498	Amscan Holdings, Inc.
	4.77%, 04/30/12	500
	Directed Electronics Loan
1,282	5.65%, 06/17/10	1,304
222	6.13%, 06/17/10	226
222	5.53%, 06/17/10	226
222	5.80%, 06/17/10	226
400	Leiner Health Products, Inc.
	11.00%, 06/01/12	430
1,047	Prestige Brands, Inc.
	4.79%, 04/06/11	1,062
1,000	Sealy
	6.55%, 04/05/13	1,030

		5,004

Containers & Packaging — 2.7%
2,300	Anchor Glass Container Corp.
	11.00%, 02/15/13	2,076
650	Ball Corp.
	6.88%, 12/15/12	670
1,000	Consolidated Container Co., LLC
	Zero Coupon, 06/15/09 SUB	865
	Constar International, Inc.
1,400	6.15%, 02/15/12, FRN (e)	1,400
4,700	11.00%, 12/01/12	4,700
	Crown European Holdings S.A.
2,700	9.50%, 03/01/11	2,963
1,000	10.88%, 03/01/13	1,160
	Graham Packaging Co., Inc.
1,000	6.812%, 04/07/12	1,031
2,000	8.50%, 10/15/12 (e)	2,000
2,500	Owens-Brockway
	6.75%, 12/01/14 (e)	2,450
	Owens-Brockway Glass Containers
3,000	8.25%, 05/15/13	3,172
1,000	8.88%, 02/15/09 (m)	1,068
6,200	Portola Packaging, Inc.
	8.25%, 02/01/12	4,650
2,500	Tekni-Plex, Inc.
	8.75%, 11/15/13 (e)	2,369
1,700	Vitro Envases Norteamerica
	10.75%, 07/23/11 (e)	1,734

		32,308

Distributors — 0.3%
3,600	National Wine & Spirits, Inc.
	10.13%, 01/15/09	3,600

Diversified Financial Services — 0.2%
2,600	Refco Finance Holdings LLC
	9.00%, 08/01/12 (e)	2,756

Diversified Telecommunication Services — 5.9%
3,213	Alaska Communications Systems Holdings, Inc.
	9.88%, 08/15/11	3,390
6,650	AT&T Corp.
	9.05%, 11/15/11	7,556
	Cincinnati Bell, Inc.
2,500	7.00%, 02/15/15 (e)	2,375
2,650	7.25%, 07/15/13	2,637
4,300	8.38%, 01/15/14	4,235
600	8.38%, 01/15/14 (e)	591
2,150	Citizens Communications Co.
	6.25%, 01/15/13	2,021
3,350	Convergent Communications, Inc.
	13.00%, 04/01/08 (d)	—	(h)
2,000	Global Crossing UK Finance plc
	10.75%, 12/15/14 (e)	1,850
4,825	Mastec, Inc.
	7.75%, 02/01/08	4,680
	MCI, Inc.
2,588	6.91%, 05/01/07	2,633
3,588	7.69%, 05/01/09	3,732
2,218	8.73%, 05/01/14	2,440
	Primus Telecommunications GP
2,000	Zero Coupon, 02/18/11	1,960
4,500	8.00%, 01/15/14	3,240
7,618	Qwest Communications International, Inc.
	6.29%, 02/15/09, FRN (e)	7,675
7,000	Qwest Corp.
	7.88%, 09/01/11 (e)	7,210
	Qwest Services Corp.
2,000	13.50%, 12/15/10 (e)	2,315
1,000	14.00%, 12/15/14 (e)	1,208
622	Syniverse Technologies, Inc.

Principal Amount	Security Description	Value

	12.75%, 02/01/09, Series B	694
	Time Warner Telecom Holdings, Inc.
5,000	6.79%, 02/15/11, FRN	5,025
750	9.25%, 02/15/14	720
2,000	9.25%, 02/15/14 (e)	1,920
1,825	Time Warner Telecom LLC
	9.75%, 07/15/08	1,779

		71,886

Electric Utilities — 1.3%
	CMS Energy Corp.
1,500	7.75%, 08/01/10	1,564
500	8.50%, 04/15/11	540
450	9.88%, 10/15/07	488
	Nevada Power Co.
287	6.50%, 04/15/12	296
863	8.25%, 06/01/11	958
2,000	10.88%, 10/15/09	2,240
	NorthWestern Corp.
1,900	5.88%, 11/01/14 (e)	1,890
1,800	7.00%, 08/15/23	1,836
4,800	TECO Energy, Inc.
	10.50%, 12/01/07 (m)	5,388

		15,200

Electrical Equipment — 0.2%
2,140	Viasystems, Inc.
	10.50%, 01/15/11	2,119

Electronic Equipment & Instruments — 0.5%
1,000	Avnet, Inc.
	9.75%, 02/15/08	1,118
900	Flextronics International Ltd.
	6.50%, 05/15/13	893
4,000	Cookson plc
	5.32%, 11/01/09	4,046

		6,057

Energy Equipment & Services — 1.6%
5,000	Dresser Loan
	5.71%, 03/04/10	5,075
500	Offshore Logistics, Inc.
	6.13%, 06/15/13	475
2,850	Parker Drilling Co.
	7.66%, 09/01/10, FRN	2,950
5,780	Petroleum Geo-Services
	10.00%, 11/05/10	6,488
3,000	Secunda International Ltd.
	10.66%, 09/01/12, FRN (d) (e)	3,008
1,000	Seitel, Inc.
	11.75%, 07/15/11	1,125

		19,121

Food & Staples Retailing — 1.0%
	Ahold Finance USA, Inc.
1,000	6.25%, 05/01/09	1,018
5,200	8.25%, 07/15/10	5,707
	Duane Reade, Inc.
1,000	7.51%, 12/15/10, FRN (e)	1,010
1,500	9.75%, 08/01/11	1,320
1,500	Jean Coutu Group, Inc.
	8.50%, 08/01/14	1,457
1,000	Roundy's, Inc., Series B
	8.88%, 06/15/12	1,070

		11,582

Food Products — 3.5%
	Burns Philp Capital Property Ltd.
2,000	9.50%, 11/15/10	2,180
1,200	10.75%, 02/15/11	1,332
1,475	ASG Consolidated LLC
	Zero Coupon, 11/01/11 SUB (e)	1,032
1,000	Chiquita Brands
	7.50%, 11/01/14	995
600	Cosan S.A. Industria e Comercio
	9.00%, 11/01/09 (e)	579
3,000	Del Monte Corp.
	6.75%, 02/15/15 (e)	2,925
	Dole Food Co., Inc.
3,400	7.25%, 06/15/10	3,434
800	8.88%, 03/15/11	860
650	Gold Kist, Inc.
	10.25%, 03/15/14	741
4,500	Golden State
	9.24%, 01/10/12 (i)	4,376
	Land O' Lakes, Inc.
7,525	8.75%, 11/15/11	7,506
2,100	9.00%, 12/15/10	2,268
1,350	National Beef Packing Co. LLC
	10.50%, 08/01/11	1,377
7,504	PSF Group Holdings, Inc.
	9.25%, 06/15/11	8,048
3,150	Seminis Vegetable Seeds, Inc.
	10.25%, 10/01/13	3,717
1,500	Swift & Co.
	12.50%, 01/01/10	1,691

		43,061

Gas Utilities — 3.4%
900	ANR Pipeline Co.
	8.88%, 03/15/10	973
500	Colorado Interstate Gas Co.
	5.95%, 03/15/15 (e)	482
2,000	El Paso CGP Co.
	7.63%, 09/01/08	2,005
7,650	El Paso Corp.
	7.88%, 06/15/12	7,612
	El Paso Natural Gas Co.
4,000	7.63%, 08/01/10, Series A	4,194
1,450	7.75%, 06/01/13	1,468
3,000	FerrellGas Co.
	7.42%, 08/01/13	2,910
2,000	Inergy LP

Principal Amount	Security Description	Value

	6.88%, 12/15/14 (e)	1,920
2,900	MarkWest Energy Partners LP
	6.88%, 11/01/14 (e)	2,900
1,000	Northwest Pipeline Corp.
	8.13%, 03/01/10	1,070
3,350	Pacific Energy Partners LP
	7.13%, 06/15/14	3,467
3,370	SEMCO Energy, Inc.
	7.75%, 05/15/13	3,482
2,000	Southern Natural Gas Co.
	8.88%, 03/15/10	2,169
3,700	Suburban Propane Partners LP
	6.88%, 12/15/13 (e)	3,645
1,400	Transmontaigne, Inc.
	9.13%, 06/01/10	1,484
1,600	Williams Cos., Inc.
	7.63%, 07/15/19 (m)	1,732

		41,513

Health Care Equipment & Supplies — 0.7%
5,000	CDRV Investors, Inc.
	Zero Coupon, 01/01/15 SUB (e)	3,013
2,625	Encore Medical Corp.
	9.75%, 10/01/12 (e)	2,559
995	Medical Development
	5.00%, 06/30/10	1,002
1,990	SteriGenics International
	5.02%, 06/14/11	2,017

		8,591

Health Care Providers & Services — 5.6%
1,000	Alderwoods Group, Inc.
	7.75%, 09/15/12 (e)	1,023
3,500	Ameripath, Inc.
	10.50%, 04/01/13	3,482
1,500	AMR HoldCo, Inc. & EmCare HoldCo, Inc.
	10.00%, 02/15/15 (e)	1,560
	Concentra Operating Corp.
1,000	9.13%, 06/01/12	1,060
1,000	9.50%, 08/15/10	1,070
1,000	HCA, Inc.
	8.75%, 09/01/10 (m)	1,125
	Healthsouth Corp.
2,250	7.63%, 06/01/12	2,160
7,250	8.38%, 10/01/11	7,141
1,500	8.50%, 02/01/08	1,492
3,023	Insight Health Services Corp.
	9.88%, 11/01/11	2,963
654	Magellan Health Services, Inc.
	9.38%, 11/15/08	704
4,650	MedCath Holdings Corp.
	9.88%, 07/15/12	4,999
3,300	NDCHealth Corp.
	10.50%, 12/01/12	3,391
1,200	Province Healthcare Co.
	7.50%, 06/01/13	1,333
5,187	Res-Care, Inc.
	10.63%, 11/15/08	5,601
	Service Corp. International
1,400	7.70%, 04/15/09	1,442
1,000	7.88%, 02/01/13	1,030
	Stewart Enterprises, Inc.
1,000	6.25%, 02/15/13 (e)	970
	Tenet Healthcare Corp.
3,950	9.25%, 02/01/15 (e)	3,940
5,250	9.88%, 07/01/14	5,460
7,925	U.S. Oncology, Inc.
	8.62%, 03/15/15, FRN (e)	7,469
	Vanguard Health Holding Co. II LLC
2250	Zero Coupon, 10/01/15 SUB	1,502
4,300	9.00%, 10/01/14	4,526
2,000	Ventas Realty LP
	9.00%, 05/01/12	2,270

		67,713

Hotels, Restaurants & Leisure — 6.9%
2,950	Apple South, Inc.
	9.75%, 06/01/06 (d)	561
1,000	Avado Brands, Inc.
	11.75%, 06/15/09 (d)	—	(h)
1,000	Aztar Corp.
	7.88%, 06/15/14	1,063
4,550	Bally Total Fitness Holding Corp.
	10.50%, 07/15/11	4,482
3,150	Bally Total Fitness Holding Corp.
	9.88%, 10/15/07, Series D	2,662
2,000	Boyd Gaming Corp.
	7.75%, 12/15/12	2,095
	Caesars Entertainment, Inc.
1,000	7.00%, 04/15/13	1,072
2,900	7.88%, 03/15/10	3,161
	Felcor Lodging LP (REIT)
3,800	6.87%, 06/01/11, FRN	3,914
1,400	9.00%, 06/01/11	1,505
2,755	Friendly Ice Cream Corp.
	8.38%, 06/15/12	2,617
1,000	Gaylord Entertainment Co.
	8.00%, 11/15/13	1,035
	Host Marriott LP
3,125	6.38%, 03/15/15 (e)	2,984
3,000	7.00%, 08/15/12	2,970
7,150	Imax Corp.
	9.63%, 12/01/10	7,650
1,850	Intrawest Corp.
	7.50%, 10/15/13	1,855
3,000	John Q. Hammons Hotels LP
	8.88%, 05/15/12, Series B	3,217

Principal Amount	Security Description	Value

3,000	Landry's Restaurants, Inc.
	7.50%, 12/15/14 (e)	2,910
1,500	La Quinta Properties, Inc. (REIT)
	8.88%, 03/15/11	1,620
800	LCE Acquisition Corp.
	9.00%, 08/01/14 (e)	796
2,800	MGM Mirage, Inc.
	6.75%, 09/01/12	2,821
	Mohegan Tribal Gaming Authority
1,500	6.13%, 02/15/13 (e)	1,470
1,000	6.88%, 02/15/15 (e)	990
	Pinnacle Entertainment, Inc.
1,000	8.25%, 03/15/12	1,000
2,000	8.75%, 10/01/13	2,070
3,700	Sbarro, Inc.
	11.00%, 09/15/09	3,570
1,700	Scientific Games Corp.
	6.25%, 12/15/12 (e)	1,691
	Six Flags, Inc.
2,000	8.88%, 02/01/10	1,880
3,300	9.63%, 06/01/14	3,044
2,000	9.75%, 04/15/13	1,865
	Station Casinos, Inc.
150	6.00%, 04/01/12	149
2,100	6.88%, 03/01/16	2,103
800	True Temper Sports, Inc.
	8.38%, 09/15/11	744
4,350	Universal City Development Partners
	11.75%, 04/01/10	4,959
1,400	Uno Restaurant Corp.
	10.00%, 02/15/11 (e)	1,400
5,700	Wynn Las Vegas LLC
	6.63%, 12/01/14 (e)	5,415

		83,340

Household Durables — 0.3%
3,000	Ames True Temper
	6.64%, 01/15/12, FRN (e)	2,820
1,484	Home Products International, Inc.
	9.63%, 05/15/08	1,350

		4,170

Industrial Conglomerates — 0.9%
2,731	Magnaquench, Inc.
	7.52%, 09/30/09	2,745
5,650	Milacron Escrow Corp.
	11.50%, 05/15/11	6,158
1,500	Polypore, Inc.
	8.75%, 05/15/12	1,403
139	Precision Parts
	12.00%, 02/01/07	139

		10,445

Insurance — 0.6%
4,515	Crum & Forster Holdings Corp.
	10.38%, 06/15/13	5,057
2,850	Fairfax Financial Holdings Ltd.
	7.75%, 04/26/12	2,750

		7,807

Internet & Catalog Retail — 0.1%
800	FTD, Inc.
	7.75%, 02/15/14	820

Internet Software & Services — 0.0% (g)
2,182	EXDS, Inc.
	10.75%, 12/15/09 (d)	8

IT Services — 0.3%
	Iron Mountain, Inc.
2,000	6.63%, 01/01/16	1,825
1,500	7.75%, 01/15/15	1,481
700	8.63%, 04/01/13	707

		4,013

Leisure — 0.1%
900	Riddell Bell Holdings, Inc.
	8.38%, 10/01/12 (e)	923

Machinery — 1.0%
	Case New Holland, Inc.
1,800	6.00%, 06/01/09 (e)	1,710
1,000	9.25%, 08/01/11 (e)	1,065
1,850	9.25%, 08/01/11 (e)	1,970
	Columbus McKinnon Corp.
875	8.50%, 04/01/08	875
1,200	10.00%, 08/01/10	1,305
1,650	Invensys plc
	9.88%, 03/15/11 (e)	1,679
2,000	Mueller Group, Inc.
	7.49%, 11/01/11, FRN	2,030
1,000	Thermadyne Holdings Corp.
	9.25%, 02/01/14	960

		11,594

Marine — 1.2%
1,100	American Commercial Lines
	9.50%, 02/15/15 (e)	1,136
3,250	CP Ships Ltd.
	10.38%, 07/15/12	3,713
3,250	H-Lines Finance Holding Corp.
	Zero Coupon, 04/01/13, SUB (e)	2,535
1,000	Horizon Lines LLC
	9.00%, 11/01/12 (e)	1,065
2,000	OMI Corp.
	7.63%, 12/01/13	2,078
1,550	Sea Containers Ltd.
	10.50%, 05/15/12	1,676
550	Stena AB
	7.50%, 11/01/13	545
1,350	Titan Petrochemicals Group Ltd.
	8.50%, 03/18/12 (e)	1,262
1,000	Ultrapetrol Bahamas Ltd.
	9.00%, 11/24/14 (e)	930

		14,940

Media — 8.8%

Principal Amount	Security Description	Value

	Adelphia Communications Corp.
2,000	7.50%, 01/15/04, Series B (d)	1,630
1,150	7.75%, 01/15/09, Series B (d)	960
1,450	8.13%, 07/15/03 (d)	1,211
1,000	9.25%, 10/01/02, Series B (d)	842
6,525	9.38%, 11/15/09 (d)	5,807
3,500	10.88%, 10/01/10 (d)	3,098
2,000	Block Communications, Inc.
	9.25%, 04/15/09	2,130
2,000	CanWest Media, Inc.
	8.00%, 09/15/12 (e)	2,105
3,000	CCO Holdings LLC
	8.75%, 11/15/13	3,000
6,567	Charter B Loan
	5.98%, 04/27/11	6,608
	Charter Communications Holdings LLC
2,500	10.25%, 01/15/10	2,006
3,500	11.13%, 01/15/11	2,826
	Charter Communications Operating LLC
1,900	8.00%, 04/30/12 (e)	1,891
1,000	8.38%, 04/30/14 (e)	1,005
	CSC Holdings, Inc.
300	6.75%, 04/15/12 (e)	298
3,175	7.25%, 07/15/08	3,254
250	7.88%, 12/15/07	260
1,500	CSC Holdings, Inc.
	7.63%, 04/01/11, Series B	1,560
2,500	Dex Media, Inc.
	Zero Coupon, 11/15/13 SUB	1,900
	Echostar DBS Corp.
400	5.75%, 10/01/08	394
2,900	6.63%, 10/01/14 (e)	2,802
1,500	Fisher Communications, Inc.
	8.63%, 09/15/14	1,605
2,000	Innova S. de R.L.
	9.38%, 09/19/13	2,215
2,500	Insight Communications Co., Inc.
	Zero Coupon, 02/15/11 SUB	2,488
	Intelsat Bermuda Ltd.
1,000	7.81%, 01/15/12, FRN (e)	1,015
3,100	8.25%, 01/15/13 (e)	3,131
875	LBI Media, Inc.
	Zero Coupon, 10/15/13 SUB	643
1,250	LIN Television Corp.
	6.50%, 05/15/13 (e)	1,206
6,330	Mediacom LLC
	9.50%, 01/15/13	6,314
750	Medianews Group, Inc.
	6.88%, 10/01/13	735
1,500	Nexstar Finance Holdings LLC
	Zero Coupon, 04/01/13 SUB	1,178
2,000	Nexstar Finance, Inc.
	7.00%, 01/15/14	1,890
	NTL Cable plc
1,100	7.66%, 10/15/12, FRN (e)	1,133
400	8.75%, 04/15/14 (e)	431
4,500	PanAmSat Corp.
	9.00%, 08/15/14	4,747
3,650	PanAmSat Holding Corp.
	Zero Coupon, 11/01/14 SUB (e)	2,373
4,184	Phoenix Color Corp.
	10.38%, 02/01/09	3,849
	Primedia, Inc.
2,750	7.63%, 04/01/08	2,764
1,600	8.16%, 05/15/10, FRN	1,696
5,400	8.88%, 05/15/11	5,629
4,000	RCN Corp.
	7.06%, 12/24/11	4,070
750	Rogers Cable, Inc.
	6.25%, 06/15/13	728
1,000	UPC Broadband Holdings BV
	Zero Coupon, 09/30/12	1,009
4,100	Videotron Ltee
	6.88%, 01/15/14	4,120
1,000	WDAC Subsidiary Corp.
	8.38%, 12/01/14 (e)	930
2,000	Xm Satellite Radio, Inc.
	8.24%, 05/01/09, FRN	2,030
1,775	Young Broadcasting, Inc.
	10.00%, 03/01/11	1,815
1,900	Zeus Special Subsidiary Ltd.
	Zero Coupon, 02/01/15 SUB (e)	1,202

		106,533

Metals & Mining — 2.5%
7,075	AK Steel Corp.
	7.88%, 02/15/09	6,933
1,300	Arch Western Finance LLC
	6.75%, 07/01/13	1,307
3,250	Earle M. Jorgensen Co.
	9.75%, 06/01/12	3,510
440	Horizon Natural Resources Co.
	11.75%, 05/08/09	9
400	IMCO Recycling Escrow, Inc.
	9.00%, 11/15/14 (e)	420
3,000	HudBay Mining & Smelting Co., Ltd.
	9.63%, 01/15/12 (e)	3,000
	Neenah Corp.
5,725	11.00%, 09/30/10 (e)	6,354
709	13.00%, 09/30/13 (e)	727
3,000	Novelis, Inc.
	7.25%, 02/15/15 (e)	2,940
10	Oregon Steel Mills, Inc.
	10.00%, 07/15/09	11
1,000	Peabody Energy Corp.
	5.88%, 04/15/16	965
1,250	Ryerson Tull, Inc.
	9.13%, 07/15/06	1,288

Principal Amount	Security Description	Value

	Wolverine Tube, Inc.
1,500	7.38%, 08/01/08 (e)	1,447
1,800	10.50%, 04/01/09	1,899

		30,810

Multi-Utility — 7.4%
	AES Corp. (The)
5,000	7.75%, 03/01/14	5,162
2,000	9.00%, 05/15/15 (e)	2,200
	Austoria Loan
1,258	7.27%, 04/22/12	1,283
2,469	7.71%, 04/22/12	2,518
1,160	7.27%, 04/22/12	1,184
4,100	Calpine Canada Energy Finance ULC
	8.50%, 05/01/08	2,911
	Calpine Corp.
1,000	8.50%, 07/15/10 (e)	785
4,000	8.63%, 08/15/10	2,790
2,000	9.88%, 12/01/11 (e)	1,580
	Calpine Generating Co., LLC
5,100	8.44%, 04/01/10, FRN	4,973
4,150	11.17%, 04/01/11, FRN	3,963
	Dynegy Holdings, Inc.
1,493	6.07, 05/28/10	1,522
1,650	6.88%, 04/01/11	1,464
4,474	7.13%, 05/15/18	3,512
2000	8.75%, 02/15/12	1,915
4,400	9.88%, 07/15/10 (e)	4,714
1,100	10.13%, 07/15/13 (e)	1,199
7,325	Edison Mission Energy
	9.88%, 04/15/11	8,460
1,797	FPL Energy Wind Funding LLC
	6.88%, 06/27/17 (e)	1,829
	Midwest Generation LLC
995	5.27%, 04/28/11	1,000
916	4.57%, 04/28/11	921
2,900	8.30%, 07/02/09	3,110
3,100	8.75%, 05/01/34	3,457
1,150	Mirant Corp.
	7.40%, 07/15/04 (d) (e)	897
4,600	8.30%, 05/01/11 (d)	5,129
4,500	8.50%, 10/01/21 (d)	4,759
2,816	NRG Energy, Inc.
	8.00%, 12/15/13 (e)	2,978
3,092	Ormat Funding Corp.
	8.25%, 12/30/20	3,107
	Reliant Energy, Inc.
2,700	6.75%, 12/15/14	2,518
3,775	9.25%, 07/15/10	4,039
1,550	Reliant Resources, Inc.
	9.50%, 07/15/13	1,686
2,600	Texas Genco LLC
	6.88%, 12/15/14 (e)	2,607

		90,172

Office Electronics — 0.4%
1,000	Danka Business Systems plc
	11.00%, 06/15/10	960
400	Xerox Credit Corp.
	7.00%, 01/08/18	400
3,500	Xerox Corp.
	6.88%, 08/15/11	3,566

		4,926

Oil & Gas — 1.8%
	Chesapeake Energy Corp.
1,000	6.38%, 06/15/15 (e)	988
650	6.88%, 01/15/16	657
1,250	7.50%, 09/15/13	1,319
2,300	7.50%, 06/15/14	2,432
1,000	9.00%, 08/15/12	1,104
500	Evergreen Resources, Inc.
	5.88%, 03/15/12	508
1,700	Frontier Oil Corp.
	6.63%, 10/01/11	1,691
1,533	Orion Refining Corp.
	10.00%, 11/15/04	—	(h)
4,200	Petrobras International Finance Co.
	7.75%, 09/15/14	4,116
2,500	Plains Exploration & Production Co.
	8.75%, 07/01/12, Series B	2,725
1,250	Pogo Producing Co.
	6.63%, 03/15/15 (e)	1,250
	Premcor Refining Group, Inc.
1,535	7.50%, 06/15/15	1,577
1,000	9.25%, 02/01/10	1,100
700	9.50%, 02/01/13	782
1,350	Whiting Petroleum Corp.
	7.25%, 05/01/12	1,364

		21,613

Paper & Forest Products — 3.2%
	Abitibi-Consolidated, Inc.
2,300	6.00%, 06/20/13	1,989
3,000	8.38%, 04/01/15	2,917
1,100	Abitibi-Consolidated, Inc.
	6.51%, 06/15/11, FRN	1,103
	Ainsworth Lumber Co., Ltd.
1,500	6.75%, 03/15/14	1,425
1,200	6.75%, 03/15/14	1,125
1,000	6.84%, 10/01/10, FRN (e)	1,015
800	7.25%, 10/01/12 (e)	784
2,000	Bowater, Inc.
	6.01%, 03/15/10, FRN	2,055
	Buckeye Technologies, Inc.
4,700	8.00%, 10/15/10	4,653
775	8.50%, 10/01/13	814
2,399	9.25%, 09/15/08	2,387
395	Fibermark, Inc.
	10.75%, 04/15/11 (d)	288
3,400	Fraser Papers, Inc.

Principal Amount	Security Description	Value

	8.75%, 03/15/15 (e)	3,196
1,630	Graphic Packaging International Corp.
	9.50%, 08/15/13	1,728
2,800	Jefferson Smurfit Corp.
	7.50%, 06/01/13	2,786
2,000	JSG Funding plc
	9.63%, 10/01/12	2,150
	Norske Skog Canada Ltd.
1,000	7.38%, 03/01/14	970
650	8.63%, 06/15/11	673
1,310	Pope & Talbot, Inc.
	8.38%, 06/01/13	1,376
5,850	Tembec Industries, Inc.
	8.50%, 02/01/11	5,543

		38,977

Personal Products — 0.1%
1,500	Chattem, Inc.
	5.91%, 03/01/10, FRN	1,530
1,425	Drypers Corp.
	10.25%, 06/15/07, Series B (d)	12

		1,542

Pharmaceuticals — 0.7%
2,000	Alpharma, Inc.
	8.63%, 05/01/11 (e)	1,900
3,250	Athena Neurosciences Finance LLC
	7.25%, 02/21/08	2,722
3,500	Biovail Corp.
	7.88%, 04/01/10	3,482

		8,104

Road & Rail — 0.7%
	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
250	10.25%, 06/15/07	265
3,925	11.75%, 06/15/09 SUB	3,925
2,000	Helm Holdings Loan
	9.12%, 12/15/10	2,020
1,300	Laidlaw International, Inc.
	10.75%, 06/15/11	1,472
934	TFM S.A. de CV
	12.50%, 06/15/12	1,065

		8,747

Semiconductors & Semiconductor Equipment — 2.4%
8,750	Advanced Micro Devices, Inc.
	7.75%, 11/01/12 (e)	8,597
1,235	AMI Semiconductor, Inc.
	10.75%, 02/01/13	1,479
	Amkor Technologies, Inc.
8,100	7.13%, 03/15/11	6,825
500	7.75%, 05/15/13	420
750	10.50%, 05/01/09	671
	Freescale Semiconductor, Inc.
1,400	6.88%, 07/15/11	1,440
850	7.13%, 07/15/14	888
	MagnaChip Semiconductor S.A.
200	6.26%, 12/15/11, FRN (e)	205
100	6.88%, 12/15/11 (e)	101
550	8.00%, 12/15/14 (e)	562
8,025	Smart Modular Technologies
	8.35%, 04/01/12, FRN (e)	7,945

		29,133

Specialty Retail — 1.2%
	General Nutrition Centers, Inc.
1750	8.50%, 12/01/10	1,487
1500	8.63%, 01/15/11 (e)	1,410
4,000	Gregg Appliances, Inc.
	9.00%, 02/01/13 (e)	3,800
815	Payless Shoesource, Inc.
	8.25%, 08/01/13	835
1,200	Petro Stopping Centers LP
	9.00%, 02/15/12	1,236
1,250	Quality Stores, Inc.
	10.63%, 04/01/07 (d)	—	(h)
1,750	Rent-Way, Inc.
	11.88%, 06/15/10	1,938
3,500	Southern States Cooperative, Inc.
	10.50%, 10/15/10 (e)	3,632

		14,338

Textiles, Apparel & Luxury Goods — 1.2%
2,000	Avondale Mills, Inc.
	10.25%, 07/01/13	1,580
	Broder Brothers Co.
3,000	11.25%, 10/15/10	3,285
1,000	11.25%, 10/15/10 (e)	1,095
200	Dyersburg Corp.
	9.75%, 09/01/07, Series B (d)	—	(h)
	Levi Strauss & Co.
1,200	7.73%, 04/01/12, FRN (e)	1,179
5,000	12.25%, 12/15/12	5,450
	Westpoint Stevens, Inc.
1,850	7.88%, 06/15/05 (d)	5
3,054	7.88%, 06/15/05	2,383

		14,977

Tobacco — 0.1%
1,600	North Atlantic Trading Co.
	9.25%, 03/01/12	1,200
500	Standard Commercial Corp.
	8.00%, 04/15/12	575

		1,775

Trading Companies & Distributors — 0.1%
714	Interline Brands, Inc.
	11.50%, 05/15/11	814

Transportation Infrastructure — 0.3%
4,140	Great Lakes Dredge & Dock Corp.
	7.75%, 12/15/13	3,436

Wireless Telecommunication Services — 4.4%
3,327	Alamosa Delaware, Inc.
	11.00%, 07/31/10	3,784
3,250	Amercian Cellular Corp.

Principal Amount		Security Description	Value

		10.00%, 08/01/11, Series B	2,990
1,000		CFW Communications Co.
		Zero Coupon, 09/15/11	1,005
3,455		Centennial Cellular Operating Co.
		10.13%, 06/15/13	3,818
		Dobson Cellular Systems
2,300		7.49%, 11/01/11, FRN (e)	2,357
100		8.38%, 11/01/11 (e)	102
5,400		9.88%, 11/01/12 (e)	5,508
750		Horizon PCS, Inc. (e)
		11.38%, 07/15/12	851
		Iwo Holdings, Inc.
1,000		Zero Coupon, 01/15/15, SUB (e)	640
1,000		6.32%, 01/15/12, FRN (e)	1,020
2,500		MetroPCS, Inc.
		10.75%, 10/01/11	2,550
		Nextel Communications, Inc.
3,500		5.95%, 03/15/14	3,482
1,000		6.88%, 10/31/13	1,043
3,000		7.38%, 08/01/15	3,169
500		Rogers Wireless, Inc.
		9.63%, 05/01/11	568
2,400		Rogers Wireless, Inc.
		6.38%, 03/01/14	2,328
		Rural Cellular Corp.
1,000		7.51%, 03/15/10, FRN	1,025
750		8.25%, 03/15/12	765
2,086		9.63%, 05/15/08, Series B	1,992
4,000		9.88%, 02/01/10	4,020
1,500		SBA Communications Corp.
		8.50%, 12/01/12 (e)	1,553
2,950		SBA Telecommunications, Inc.
		Zero Coupon, 12/15/11 SUB	2,545
		U.S. Unwired, Inc.
800		7.26%, 06/15/10, Series B	826
450		10.00%, 06/15/12, Series B	498
		UbiquiTel Operating Co.
1,000		9.88%, 03/01/11	1,104
1,650		9.88%, 03/01/11 (e)	1,819
1,800		Western Wireless Corp.
		9.25%, 07/15/13	2,052

			53,414

		Total Corporate Bonds
		(Cost $1,128,448)	1,133,597

COMMON STOCKS — 0.9%
Commercial Services & Supplies — 0.2%
32		Kaiser Group Holdings, Inc. (a)	936
112		NES Rentals Holdings, Inc. (a)	1,111

			2,047

Diversified Financial Services — 0.0% (g)
14		Leucadia National Corp.	482

Diversified Telecommunication Services — 0.0% (g)
4		AboveNet, Inc. (a)	127
33		Cincinnati Bell, Inc. (a)	139
8		Convergent Communications, Inc. (a)	—	(h)
10		Global Crossing Ltd. (a)	160
1		McLeodUSA, Inc., Class A (a)	—	(h)
2		Viatel, Inc. (a)	1
4		XO Communications, Inc. (a)	9

			436

Household Products — 0.0% (g)
9		ContinentalAFA Dispensing Co. PCL (a)	10

Industrial Conglomerates — 0.0% (g)
—	(h)	Precision Partners, Inc. (i)	105

Machinery — 0.0% (g)
4		Simonds Industries, Inc. (a)	126

Media — 0.5%
9		Classic HoldingsCo. LLC	778
68		RCN Corp. (a)	1,356
170		Telewest Global, Inc. (a)	3,032

			5,166

Metals & Mining — 0.1%
270		ACP Holding Co. PCL (a)	546
42		Lexington Coal Co.	12
62		Oglebay Norton Co. (a)	983

			1,541

Oil & Gas — 0.0% (g)
75		Coho Energy, Inc. (a)	—	(h)

Specialty Retail — 0.0% (g)
1		Frank’s Nursery & Crafts, Inc. (a)	2
10		Mattress Discounters Corp.	11

			13

Wireless Telecommunication Services — 0.1%
193		Dobson Communications Corp. (a)	390
25		Horizon PCS, Inc. (a)	638

			1,028

		Total Common Stocks
		(Cost $29,545)	10,954

Principal Amount
CONVERTIBLE BONDS — 0.6%
Communications Equipment — 0.6%
8,040		Nortel Networks Corp.
		4.25%, 09/01/08	7,437

Diversified Telecommunication Services — 0.0% (g)
97		KPNQwest N.V.
		10.00%, 03/15/12 (d)	—	(h)

Household Products — 0.0% (g)
291		Indesco International, Inc.
		10.00%, 03/08/08	290

		Total Convertible Bonds
		(Cost $8,480)	7,727

Shares
PREFERRED STOCKS — 0.9%
Auto Components — 0.0% (g)
—	(h)	HLI Operating Co., Inc.

Principal Amount		Security Description	Value

		8.00%	8

Chemicals — 0.1%
—	(h)	Polymer Group, Inc. (i)	1,084

Commercial Services & Supplies — 0.1%
16		Kaiser Group Holdings, Inc.	865

		7.00%
Diversified Telecommunication Services — 0.0% (g)
11		McLeod USA, Inc.	14

		2.50%
Media — 0.1%
—	(h)	Classic HoldCo. LLC	653
9		Spanish Broadcasting System
		10.75%	938

			1591

Metals & Mining — 0.6%
380		Oglebay Norton Co. (i)	6,824

Wireless Telecommunication Services — 0.0% (g)
5		Dobson Communications Corp.
		6.00%	233

		Total Preferred Stocks
		(Cost $8,681)	10,619

WARRANTS — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
		Abovenet Communications, Inc. (a)
1		9/8/2008	13
2		9/8/2010	10
24		McLeod USA, Inc. (a)
		4/16/2007	—	(h)
1		Pathnet, Inc.
		4/15/2008	—	(h)
		XO Communications, Inc. (a)
7		1/16/2010	3
5		1/16/2010	1
5		1/16/2010	1

			28

Media — 0.0% (g)
—	(h)	UIH Australia/Pacific (a)
		5/15/2006	—	(h)

Metals & Mining — 0.0% (g)
243		ACP Holding Co. (a)
		9/30/2013	492

		Total Warrants
		(Cost $1,221)	520

SHORT-TERM INVESTMENTS — 2.4%
Investment Companies — 2.4%
29,537		JPMorgan Liquid Assets Money Market Fund (b)
		(Amortized Cost $29,537)	29,537

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 20.6%
Certificates of Deposit — 0.2%
2,500		Deutsche Bank Financial, Inc.
		3.04%, 11/10/05	2,500

Investment Companies — 0.3%
2,000		BGI Prime Money Market Fund
		2.76%, 04/01/05	2,000
820		Morgan Stanley Institutional Liquidity Funds
		2.71%, 04/01/05	820

			2,820

Master Notes — 2.8%
14,000		Bear Stearns Cos., Inc. (The)
		3.09%, 04/07/05	14,000
10,000		Morgan Stanley Group, Inc.
		3.06%, 10/06/05, FRN	10,000
10,000		Greenwich Capital Holdings
		3.18%, 04/07/05	10,000

			34,000

Medium Term Notes — 6.0%
1,250		K2 (USA) LLC, FRN
		2.94%, 10/11/05	1,250
7,499		CC USA, Inc.
		3.04%, 02/17/06	7,499
4,000		Wells Fargo & Co., FRN
		2.90%, 09/29/05	4,000
10,000		Lehman Brothers Holdings, Inc.
		2.94%, 10/07/05	10,000
10,001		Sigma Finance Corp., FRN
		2.90%, 05/25/05	10,001
10,000		Northern Rock plc
		2.87%, 01/13/06	10,000
		Merrill Lynch & Co., Inc.
10,000		2.99%, 08/22/05	10,000
10,000		MBIA Global Funding LLC, FRN
		2.77%, 04/08/05	10,000
9,999		American Express Credit Corp.
		2.87%, 10/26/05	9,999

			72,749

Non-Investment Grade Corporates — 8.8%
65,000		Credit Suisse First Boston USA, Inc.
		3.00%, 04/01/05	65,000
		Morgan Stanley Group, Inc.
32,000		3.00%, 04/01/05	32,000
10000		Merrill Lynch & Co., Inc.
		2.99%, 04/01/05	10,000

			107,000

Repurchase Agreements — 2.5%
		Merrill Lynch & Co., Inc.
30,000		2.96%, 04/01/05	30,000

		Total Investments of Cash Collateral for Securities Loaned
		(Amortized Cost $249,069)	249,069

Total Investments — 118.8%
(Cost/Amortized Cost $1,454,981)			1,442,023

Principal Amount	Security Description	Value

Other Liabilities in Excess of Assets — (18.8)%		(228,706)

Net Assets — 100.0%		$1,213,317

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2005.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procdures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,990
Aggregate gross unrealized depreciation	(58,948)

Net unrealized appreciation/depreciation	$(12,958)

Federal income tax on investments	$1,454,981

JPMorgan Investor Conservative Growth Fund (Formerly One Group Investor Conservative Growth Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Investment Companies — 99.4% (b)
7,948	JPMorgan Core Bond Fund	$ 84,964
11,828	JPMorgan Core Plus Bond Fund	92,499
785	JPMorgan Diversified Mid Cap Fund	15,683
2,514	JPMorgan Equity Income Fund	38,514
7,562	JPMorgan Government Bond Fund	77,364
7,182	JPMorgan High Yield Bond Fund	59,753
6,591	JPMorgan Intermediate Bond Fund	69,276
522	JPMorgan International Equity Fund	15,398
762	JPMorgan International Equity Index Fund	15,150
1,208	JPMorgan Intrepid America Fund	27,260
2,068	JPMorgan Large Cap Growth Fund	29,386
1,387	JPMorgan Large Cap Value Fund	21,703
19,751	JPMorgan Liquid Assets Money Market Fund	19,751
4,937	JPMorgan Multi-Cap Market Neutral Fund (a)	54,154
7,369	JPMorgan Short Duration Bond Fund	77,302
3,901	JPMorgan Ultra Short Term Bond Fund	38,272
2,869	JPMorgan U.S. Equity Fund	30,414
455	JPMorgan U.S. Real Estate Fund	7,564

Total Investments — 99.4%
(Cost/Amortized Cost $749,202)		774,407
Other Assets Less Liabilities — 0.6%		4,404

Net Assets — 100.0%		$ 778,811

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,436
Aggregate gross unrealized depreciation	(4,231)

Net unrealized appreciation/depreciation	$25,205

Federal income tax cost of investments	$749,202

JPMorgan Investor Balanced Fund (Formerly One Group Investor Balanced Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Investment Companies — 99.7% (b)
12,622	JPMorgan Core Bond Fund	$ 134,927
23,693	JPMorgan Core Plus Bond Fund	185,277
1,674	JPMorgan Diversified Mid Cap Fund	33,458
4,252	JPMorgan Equity Income Fund	65,138
14,897	JPMorgan Government Bond Fund	152,400
17,230	JPMorgan High Yield Bond Fund	143,356
7,728	JPMorgan Intermediate Bond Fund	81,224
1,693	JPMorgan International Equity Fund	49,946
4,870	JPMorgan International Equity Index Fund	96,764
2,616	JPMorgan Intrepid America Fund	59,039
7,806	JPMorgan Large Cap Growth Fund	110,923
7,207	JPMorgan Large Cap Value Fund	112,797
23,964	JPMorgan Liquid Assets Money Market Fund (m)	23,964
5,548	JPMorgan Market Expansion Index Fund	64,240
10,407	JPMorgan Multi-Cap Market Neutral Fund (a)	114,160
3,193	JPMorgan Short Duration Bond Fund	33,494
1,322	JPMorgan Small Cap Growth Fund (a)	16,299
1,805	JPMorgan Ultra Short Term Bond Fund	17,709
12,042	JPMorgan U.S. Equity Fund	127,650
971	JPMorgan U.S. Real Estate Fund	16,136

Total Investments — 99.7%
(Cost/Amortized Cost $1,558,005)		1,638,901
Other Assets Less Liabilities — 0.3%		5,599

Net Assets — 100.0%		$ 1,644,500

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,145
Aggregate gross unrealized depreciation	(8,249)

Net unrealized appreciation/depreciation	$80,896

Federal income tax cost of investments	$1,558,005

JPMorgan Investor Growth & Income Fund (Formerly One Group Investor Growth & Income Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value

Investment Companies — 99.7% (b)
6,878	JPMorgan Core Bond Fund	$ 73,521
16,571	JPMorgan Core Plus Bond Fund	129,589
3,497	JPMorgan Diversified Mid Cap Fund	69,912
540	JPMorgan Diversified Mid Cap Growth Fund (a)	12,987
741	JPMorgan Diversified Mid Cap Value Fund	13,563
7,209	JPMorgan Government Bond Fund	73,744
18,446	JPMorgan High Yield Bond Fund	153,470
1,579	JPMorgan Intermediate Bond Fund	16,600
2,898	JPMorgan International Equity Fund	85,499
5,251	JPMorgan International Equity Index Fund	104,330
3,911	JPMorgan Intrepid America Fund	88,262
14,421	JPMorgan Large Cap Growth Fund	204,922
13,090	JPMorgan Large Cap Value Fund	204,863
21,178	JPMorgan Liquid Assets Money Market Fund	21,178
5,953	JPMorgan Market Expansion Index Fund	68,935
11,093	JPMorgan Multi-Cap Market Neutral Fund (a)	121,690
2,754	JPMorgan Small Cap Growth Fund (a)	33,957
1,417	JPMorgan Small Cap Value Fund	35,377
19,398	JPMorgan U.S. Equity Fund	205,622
1,032	JPMorgan U.S. Real Estate Fund	17,144

Total Investments — 99.7%
(Cost/Amortized Cost $1,590,640)		1,735,165
Other Assets Less Liabilities — 0.3%		4,966

Net Assets — 100.0%		$ 1,740,131

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,525
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$144,525

Federal income tax cost of investments	$1,590,640

JPMorgan Investor Growth Fund (Formerly One Group Investor Growth Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amonuts in thousands)

Shares	Security Description	Value

Investment Companies — 100.5% (b)
1,029	JPMorgan Core Bond Fund	$ 11,000
3,441	JPMorgan Diversified Mid Cap Fund	68,788
1,165	JPMorgan Diversified Mid Cap Growth Fund (a)	28,003
915	JPMorgan Diversified Mid Cap Value Fund	16,745
6,692	JPMorgan High Yield Bond Fund	55,676
2,288	JPMorgan International Equity Fund	67,492
5,115	JPMorgan International Equity Index Fund	101,639
2,728	JPMorgan Intrepid America Fund	61,569
11,196	JPMorgan Large Cap Growth Fund	159,094
10,730	JPMorgan Large Cap Value Fund	167,931
32,304	JPMorgan Liquid Assets Money Market Fund	32,304
3,919	JPMorgan Market Expansion Index Fund	45,380
7,302	JPMorgan Multi-Cap Market Neutral Fund (a)	80,101
2,710	JPMorgan Small Cap Growth Fund (a)	33,411
1,367	JPMorgan Small Cap Value Fund	34,133
15,682	JPMorgan U.S. Equity Fund	166,223
686	JPMorgan U.S. Real Estate Fund	11,396

Total Investments — 100.5%
(Cost/Amortized Cost $1,040,323)		1,140,885
Other Liabilities in Excess of Assets — (0.5)%		(5,997)

Net Assets — 100.0%		$ 1,134,888

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,807
Aggregate gross unrealized depreciation	(8,245)

Net unrealized appreciation/depreciation	$100,562

Federal income tax cost of investments	$1,040,323

JPMorgan Liquid Assets Money Market Fund (Formerly One Group Prime Money Market Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Certificates of Deposit — 21.2%
$120,000	Alliance & Leicester plc, 2.46%, 05/18/05	$120,000
	Barclays Bank plc
40,000	2.78%, 10/31/05, FRN	39,992
30,000	3.03%, 06/30/05	30,000
215,000	BNP Paribas, 2.98%, 07/11/05	215,000
150,000	Calyon Securities, 3.41%, 03/21/06	150,000
225,000	Canadian Imperial Bank of Commerce, 2.91%, 03/15/06	225,000
	Citibank NA
200,000	2.82%, 05/24/05	200,000
100,000	2.89%, 06/07/05	100,000
50,000	HBOS Treasury Services, 3.82%, 05/01/06	50,000
85,000	HSBC Bank USA, 2.56%, 06/01/05	85,000
100,000	Landesbank Hessen-Thueringen GZ, 1.56%, 05/04/05	100,001
51,600	Lloyds TSB Bank plc, 2.57%, 05/31/05	51,594
330,000	Natexis Banques Populaires, 3.83%, 04/24/06	330,000
30,000	Norddeutsche Landesbank, 1.74%, 05/04/05	30,000
100,000	Nordea Bank of Finland plc., 2.30%, 06/14/05	99,995
50,000	Royal Bank of Scotland plc, 1.80%, 06/01/05	49,999
	Societe Generale
30,000	2.49%, 07/15/05	29,997
50,000	2.75%, 05/03/05	50,000
75,000	2.80%, 05/03/05	75,000
30,000	UBS AG, 2.69%, 06/07/05	30,000
150,000	Unicredito Italino Lux, 2.88%, 06/03/05	150,001

	Total Certificates of Deposit	2,211,579

Commercial Paper — 29.7% (n)
33,000	Ajax Bambino Funding, Inc., 2.84%, 04/21/05	32,948
75,000	Alliance & Leicester plc, 2.96%, 07/08/05	74,402
100,000	Alpine Securitization Corp., 2.83%, 05/23/05	99,594
50,000	Aquinas Funding LLC, 2.44%, 05/05/05	49,885
	Asap Funding Ltd
128,064	2.82%, 04/25/05	127,824
65,960	2.83%, 04/15/05	65,888
82,773	Atlantis One Funding Corp., 2.98%, 08/16/05	81,847
100,000	Cantabric Finance LLC, 2.86%, 05/18/05	99,629
22,500	CC USA, Inc., 2.89%, 06/08/05 (e)	22,378
32,775	CIT Group, Inc., 2.72%, 05/10/05	32,679
40,000	Citibank Credit Card Issuance, 2.77%, 05/05/05	39,896
60,400	Compass Securitization, 2.81%, 04/25/05	60,287
42,328	DaimlerChrysler Rev Auto, 2.77%, 04/14/05	42,286
180,000	Dakota (Citibank Credit Card Mater Trust), 3.02%, 06/21/05	178,785
100,000	Danske Corp., 2.67%, 06/07/05	99,509
100,000	Edison Asset Securitization, 2.87%, 07/11/05	99,203
44,000	Fairway Financial Corp., 2.79%, 06/13/05	44,000
	Galaxy Funding
49,000	2.83%, 05/25/05	48,793
120,000	2.88%, 06/01/05	119,418
40,000	2.93%, 06/03/05	39,796
70,000	General Electric Capital Corp., 3.10%, 11/02/05	68,733
103,000	Goldman Sachs Group, 2.74%, 04/29/05	103,000
	Grampian Funding LLC
56,000	2.56%, 05/27/05	55,779
50,000	2.86%, 06/02/05	49,755
100,000	2.94%, 08/10/05	98,945
50,000	Greenwich Capital Holdings, 2.74%, 11/07/05	50,000
34,890	Lake Constance Funding Corp., 2.85%, 05/25/05	34,742
50,000	Leafs LLC, 2.89%, 02/21/06	50,000
	Lexington Parker Capital Co. LLC
50,572	2.68%, 06/07/05	50,322
35,000	2.81%, 04/14/05	35,000
200,000	Mane Funding Corp., 3.02%, 06/27/05	198,550
275,000	Morgan Stanley, 2.99%, 12/05/05	275,000
120,000	Natexis Banque, 2.83%, 05/03/05	120,000

Principal Amount	Security Description	Value

100,000	Newcastle Building Society, 3.02%, 06/20/05	99,333
52,300	Norddeutsche Landesbank, 3.10%, 07/21/05	51,805
49,300	Paradigm Funding LLC, 2.80%, 04/18/05	49,235
57,000	Sigma Finance, Inc., 2.94%, 08/10/05	56,399
25,000	Silver Tower U.S. Funding LLC, 2.44%, 05/13/05	24,929
50,000	Skandinaviska Enskilda Banken, 3.02%, 06/30/05	49,625
70,000	Swedish National Housing Finance, 3.03%, 06/30/05	69,473
50,000	Westlb, 2.76%, 05/05/05	49,870

	Total Commercial Paper	3,099,542

Corporate Notes/Medium Term Notes — 36.2%
75,000	AIG Life Insurance Co., 2.68%, 11/03/05 (i)	75,000
100,000	Allstate Life Insurance Co., 3.10%, 05/13/05 (i)	100,000
75,000	Bank of America NA, BKNT, FRN, 2.85%, 02/02/06	75,000
254,000	Bayerische Landesbank, FRN, 2.88%, 12/24/15	254,000
	Beta Finance, Inc.
30,000	2.86%, 02/21/06, FRN (e)	30,003
30,000	2.99%, 06/13/05, Series 1, MTN, FRN (e)	29,999
	Blue Heron Funding Ltd.
50,000	2.92%, 05/18/05, Series 6A, Class A1, FRN (e)	50,000
105,000	2.92%, 05/27/05 (e)	105,000
30,000	CC USA, Inc., MTN, FRN, 2.86%, 05/10/05	29,999
	Citigroup Global Markets Holdings, Inc.
25,000	2.94%, 06/06/05, Series M, MTN, FRN	25,005
80,000	3.01%, 12/12/05, Series A, MTN	80,045
50,000	Corp. Andina De Fomento, FRN, 3.01%, 02/13/09	50,000
10,200	Credit Suisse First Boston, 3.08%, 09/19/05	10,201
30,000	Davis Square Funding Ltd., 2.81%, 05/06/39 (e)	30,000
75,000	Dorada Finance, Inc., MTN, FRN, 2.85%, 05/17/05 (e) (i)	74,998
82,000	Five Finance, Inc., MTN, FRN, 2.78%, 11/10/05 (e)	81,995
	General Electric Capital Corp.
150,000	2.77%, 12/07/09	150,000
6,000	2.90%, 07/09/07	6,000
	HBOS Treasury Services plc
175,000	2.75%, 01/30/09, MTN, FRN (e)	175,000
150,000	2.94%, 11/20/07, MTN, FRN (e)	150,000
100,000	Holmes Financing plc, 2.80%, 04/15/05	100,000
	K2 (USA) LLC
52,000	2.80%, 12/12/05, Series 1, MTN (e)	51,987
95,000	2.86%, 02/28/06 FRN (e)	94,991
25,000	3.05%, 12/15/05, MTN, FRN (e)	24,996
	Liberty Lighthouse Co. LLC
20,000	2.63%, 04/08/05, MTN (e)	20,001
80,000	2.88%, 04/26/05, MTN, FRN (e)	79,999
	Links Finance LLC
100,000	2.03%, 05/19/05, MTN (e)	99,977
75,000	2.87%, 06/10/05, Series 1, MTN, FRN (e)	74,997
40,000	Merrill Lynch & Co., Inc., Series 1, MTN, 2.79%, 02/03/09	40,000
100,000	Metropolitan Life Insurance Co., 3.12%, 03/15/06 (i)	100,000
67,000	Money Market Trust, Series A, FRN, 2.92%, 08/09/05 (e)	67,000
21,200	Morgan Stanley, Series 1, MTN, FRN, 2.82%, 08/15/05	21,212
75,000	Natexis Banques, 2.98%, 09/08/05	75,018
50,000	New York Life Insurance Co., 3.01%, 02/24/06 (i)	50,000
80,000	Premium Asset Trust, Series 2003-5, FRN, 2.79%, 07/01/08 (e)	80,000
	Racers
15,000	2.89%, 05/13/05 (i)	15,000
168,000	2.93%, 04/01/05 (e)	168,000
73,000	Royal Bank of Canada, 3.81%, 05/02/06	72,981
	Sigma Finance, Inc.
100,000	2.98%, 06/15/05	99,996
150,000	3.83%, 04/28/06 (e)	150,000

Principal Amount	Security Description	Value

50,000	Structured Asset Repackaged Trust, Series 2003-8, FRN, 2.76%, 10/15/08 (e)	50,000
240,000	Structured Products Asset Returns, Certificates, Series 2004-1, 2.77%, 07/26/05	240,000
75,000	Syndicated Loan Funding Trust, Series 2004-5, FRN, 2.95%, 05/16/05	75,000
	Tango Finance Corp.
20,000	2.82%, 11/15/05, MTN, FRN (e)	19,999
64,000	2.86%, 10/28/05, MTN, FRN (e)	63,997
160,000	Wachovia Asset Securitization, Inc., 2.87%, 11/25/34 (e) (i)	160,000
75,000	Wells Fargo & Co., Series C, MTN, FRN, 2.80%, 01/02/08	75,000
15,000	Whitehawk CDO Funding Ltd., 3.08%, 06/15/05 (e) (i)	15,000

	Total Corporate Notes/Medium Term Notes	3,767,396

Demand Note — 0.5%
50,000	Transamerica Asset Funding Corp., 2.77%, 10/11/05 (i)	50,000

Municipal Notes and Bonds — 2.4%
27,635	Battle Creek, Michigan, Downtown Development, GO, VAR, 2.90%, 12/01/08	27,635
86,500	New Jersey Economic Development Authority, Taxable, Rev., VAR, FSA, 2.85%, 02/15/29	86,500
135,845	New York City Transitional Financial Authority, Future Tax Second, Series B, Rev., VAR, LIQ: Westdeutsche Landesbank, 2.85%, 05/01/30	135,845

	Total Municipal Notes and Bonds	249,980

U.S. Government Agency Securities — 2.5%
60,000	Federal Home Loan Bank System, 1.30%, 04/06/05	60,000
	Federal National Mortgage Association
100,000	1.38%, 05/03/05	100,000
25,000	2.53%, 10/03/05	24,992
75,000	2.83%, 12/29/05	74,967

	Total U.S. Government Agency Securities	259,959

Repurchase Agreements — 7.2%
500,000	Bear Stearns, 2.90%, dated 03/31/05, due 04/01/05, repurchase price $500,040, collateralized by mortgage backed securities	500,000
153,529	Goldman Sachs Group, 2.90%, dated 03/31/05, due 04/01/05, repurchase price $153,541, collateralized by mortgage backed securities	153,529
100,000	Goldman Sachs Group, 2.95%, dated 03/31/05, due 04/01/05, repurchase price $100,008, collateralized by a non traditional repo	100,000

	Total Repurchase Agreements	753,529

Time Deposits — 2.9%
250,000	Deutsche Bank, 2.88%, 04/01/05	250,000
53,000	Societe Generale, 2.88%, 04/01/05	53,000

	Total Time Deposits	303,000

Shares
Investments of Cash Collateral for Securities Loaned — 1.9%
Investment Companies — 0.2%
16,000	BGI Prime Money Market Fund	16,000
79	Morgan Stanley Institutional Liquidity Funds	79

Principal Amount		16,079

Repurchase Agreement — 1.7%
178,922	UBS Securities 3.02%, dated 03/31/05, due 04/01/05, repurchase price $178,937, collateralized by corporate collateralized mortgage obligations	178,922

	Total Short-Term Investments	195,001

Total Investments — 104.5%
(Amortized Cost $10,889,986) (q)		10,889,986
Other Liabilities in Excess of Assets — (4.5)%		(469,267)

Net Assets — 100.0%		$10,420,719

BKNT	Bank Notes
FHA	Federal Housing Authority
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.

FSA	Financial Securities Assurance
GO	General Obligation Bond
LIQ	Liquidity Agreement
MTN	Medium Term Notes
Rev.	Revenue Bond
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(n)	The rate shown is the effective yield at the date of purchase.
(q)	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Treasury Plus Money Market Fund (Formerly One Group U.S. Treasury Securities Money Market Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

U.S. Government Securities — 30.3%
U.S. Treasury Bills — 28.5%
$200,000	2.26%, 05/12/05	$199,486
300,000	2.28%, 05/19/05	299,089
50,000	2.34%, 04/21/05	49,935
100,000	2.35%, 05/26/05	99,641
250,000	2.41%, 06/16/05	248,728
250,000	2.46%, 06/23/05	248,582
400,000	2.54%, 04/15/05	399,577
250,000	2.63%, 07/28/05	247,847
50,000	2.69%, 08/11/05	49,506
200,000	2.88%, 08/04/05	198,003
300,000	2.97%, 08/25/05	296,387

		2,336,781

U.S. Treasury Notes — 1.8%
73,700	1.13%, 06/30/05	73,509
75,000	1.63%, 04/30/05	75,000

		148,509

	Total U.S. Government Securities	2,485,290

Repurchase Agreements — 74.8%
900,000	Barclays Capital, Inc., 2.68%, dated 03/31/05, due 04/01/05, repurchase price $900,067, collateralized by U.S. Treasury Securities.	900,000
200,000	Bear Stearns, 2.83%, dated 03/31/05, due 04/01/05, repurchase price $200,016, collateralized by U.S. Government Agency Securities.	200,000
1,000,000	Bear Stearns, 2.67%, dated 03/31/05, due 04/01/05, repurchase price $1,000,074, collateralized by U.S. Treasury Securities.	1,000,000
100,000	CS First Boston, 1.49%, dated 03/31/05, due 05/02/05, repurchase price $100,132, collateralized by corporate collateralized mortgage obligations	100,000
355,436	Goldman Sachs Group, 2.25%, dated 03/31/05, due 04/01/05, repurchase price $355,458, collateralized by U.S. Treasury Securities	355,436
998,061	Goldman Sachs Group, 2.65%, dated 03/31/05, due 04/01/05, repurchase price $998,134, collateralized by U.S. Treasury Securities	998,061
425,000	Goldman Sachs Group, 2.74%, dated 03/31/05, due 04/01/05, repurchase price $425,032, collateralized by U.S. Treasury Securities	425,000
300,000	HSBC Securities, 2.69%, dated 03/31/05, due 04/01/05, repurchase price $300,022, collateralized by U.S. Treasury Securities.	300,000
500,000	Lehman Brothers, Inc., 2.35%, dated 03/31/05, due 04/01/05, repurchase price $500,033, collateralized by U.S. Treasury Securities	500,000
650,000	Morgan Stanley & Co., Inc., 2.69%, dated 03/31/05, due 04/01/05, repurchased price $650,049, collateralized by U.S. Treasury Securities	650,000
700,000	Morgan Stanley & Co., Inc., 2.65%, dated 03/31/05, due 04/01/05, repurchased price $700,052, collateralized by U.S. Treasury Securities	700,000

	Total Repurchase Agreements	6,128,497

Total Investments — 105.1%
(Amortized Cost $8,613,787) (q)		8,613,787

Principal Amount	Security Description	Value

Other Liabilities in Excess of Assets — (5.1)%		(415,526)

Net Assets — 100.0%		$ 8,198,261

(q)	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund (Formerly One Group Government Money Market Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
 (Amounts in thousands)

Principal Amount	Security Description	Value
Discount Notes — 26.5% (n)

	Federal Home Loan Mortgage Corp.
$300,000	2.44%, 05/17/05	$299,068
33,810	2.51%, 04/05/05	33,801
142,000	2.53%, 04/12/05	141,891
180,074	2.87%, 07/05/05	178,724
60,000	2.88%, 07/11/05	59,519
20,000	2.89%, 07/12/05	19,838
200,000	2.91%, 06/30/05	198,560
63,450	2.92%, 08/16/05	62,755
100,000	2.98%, 06/21/05	99,334
211,500	2.99%, 06/28/05	209,965
100,000	2.99%, 08/23/05	98,820
95,000	3.09%, 09/06/05	93,732
176,260	3.26%, 09/20/05	173,557

		1,669,564

	Federal National Mortgage Association
260,000	2.50%, 04/06/05	259,910
100,000	2.59%, 04/27/05	99,814
150,000	2.66%, 05/11/05	149,560
100,000	2.84%, 06/01/05	99,523
326,482	2.90%, 08/10/05	323,087
66,928	2.92%, 07/27/05	66,300
100,000	2.93%, 08/01/05	99,019
310,000	2.93%, 08/17/05	306,563
230,850	2.96%, 06/15/05	229,436
204,900	2.99%, 06/22/05	203,608
100,000	3.00%, 08/24/05	98,808
100,000	3.07%, 08/31/05	98,725
100,000	3.11%, 09/07/05	98,649
165,125	3.41%, 11/10/05	161,709

		2,294,711

	Total Discount Notes	3,964,275

U.S. Government Agency Securities — 54.5%

	Federal Farm Credit Bank
12,780	1.54%, 09/15/05	12,729
15,575	1.65%, 08/03/05	15,537
75,000	2.66%, 04/06/06, FRN	74,988
100,000	2.73%, 12/14/05, FRN	99,965
300,000	2.74%, 10/14/05, FRN	299,936
65,000	2.78%, 04/20/06, FRN	65,000
100,000	2.78%, 02/22/07, FRN	99,963
25,000	2.80%, 02/24/06, FRN	25,000
50,000	2.80%, 10/25/06, FRN	49,992
125,000	2.81%, 09/02/05, FRN	125,000
50,000	2.93%, 12/21/05, FRN	49,982

		918,092

	Federal Home Loan Bank System
100,000	1.30%, 04/25/05	100,000
164,000	1.30%, 04/26/05, VAR	164,000
100,000	1.40%, 04/15/05	99,999
200,000	1.40%, 05/03/05, VAR	200,000
10,000	1.55%, 05/04/05	10,000
100,000	1.60%, 05/16/05	99,877
10,000	1.65%, 05/17/05	9,993
13,420	1.70%, 08/19/05	13,385
41,500	2.28%, 06/15/05	41,492
60,000	2.38%, 02/15/06	59,334
200,000	2.45%, 10/03/05, FRN	199,949
150,000	2.45%, 10/05/05, FRN	149,965
300,000	2.56%, 04/20/06, FRN	299,842
250,000	2.63%, 08/02/06, FRN	249,802
200,000	2.66%, 05/10/06, FRN	199,878
200,000	2.68%, 05/16/06, FRN	199,854
50,000	2.72%, 09/16/05, FRN	49,993
325,000	2.74%, 08/21/06, FRN	324,731
250,000	2.76%, 10/03/05, FRN	249,955

75,000	2.77%, 04/25/05, FRN	74,999
375,000	2.80%, 04/07/05, FRN	375,001
452,400	2.83%, 09/08/05, FRN	452,291
237,675	2.88%, 09/12/05, FRN	237,621
70,000	2.95%, 09/20/05, FRN	69,986
300,000	2.98%, 03/28/06, FRN	299,852
7,900	5.38%, 02/15/06	8,013

		4,239,812

	Federal Home Loan Mortgage Corp.
50,000	2.38%, 07/15/05, MTN	49,989
65,000	2.40%, 07/15/05, MTN	64,994
240,000	2.55%, 10/07/05, FRN	240,000
265,520	2.93%, 09/09/05, FRN	265,521
50,000	7.00%, 07/15/05	50,642

		671,146

	Federal National Mortgage Association
85,000	1.30%, 04/19/05	84,945
150,000	1.40%, 05/03/05	150,000
100,000	1.55%, 05/04/05	100,000
300,000	2.43%, 10/03/05, FRN	299,901
43,000	2.46%, 07/06/05, FRN	42,992
395,000	2.62%, 09/07/06, FRN	394,578
250,000	2.63%, 01/09/06, FRN	249,884
290,000	2.73%, 08/17/05, FRN	289,957
200,000	2.73%, 08/29/05, FRN	199,961
140,000	2.74%, 12/29/05, FRN	139,939
250,000	2.82%, 09/06/05, FRN	249,935
25,000	2.84%, 12/09/05, FRN	24,986
70,911	5.50%, 02/15/06	72,002
10,000	7.00%, 07/15/05	10,128

		2,309,208

	Total U.S. Government Agency Securities	8,138,258

Repurchase Agreements — 19.0%

1,000,000	Bank of America Corp., 2.90%, dated 03/31/05,
	due 04/01/05, repurchase price $1,000,081,
	collateralized by U.S. Government Agency Securities	1,000,000
100,000	Credit Suisse First Boston, 1.54%, dated
	03/31/05, due 04/08/05, repurchase price $100,034,
	collateralized by corporate collateralized mortgage
	obligations	100,000
325,000	Goldman Sachs Group 2.25%, dated
	03/31/05, due 04/01/05, repurchase price
	$325,032 collateralized by corporate collateralized
	mortgage obligations	325,000
417,028	Goldman Sachs Group 2.25%, dated
	03/31/05, due 04/01/05, repurchase price
	$417,054, collateralized by corporate collateralized
	mortgage obligations	417,028
987,994	Goldman Sachs Group 2.25%, dated
	03/31/05, due 04/01/05, repurchase price
	$988,056 collateralized by corporate collateralized
	mortgage obligations	987,994

	Total Repurchase Agreements	2,830,022

Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies — 0.2%
28,000	BGI Prime Money Market Fund	28,000
2,953	Morgan Stanley Institutional Liquidity Funds	2,953

	Total Short-Term Investments	30,953

Total Investments — 100.2%
(Amortized Cost $14,963,508) (q)		14,963,508
Other Liabilities in Excess of Assets — (0.2)%		(36,655)

Net Assets — 100.0%		$14,926,853

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
MTN	Medium Term Note
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Municipal Money Market Fund (Formerly One Group Municipal Money Market Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Commercial Paper — 13.9%
Indiana — 2.5%
$16,000	Indiana State Development Finance Authority, Series 1990, AMT, LOC: Landesbank Hessen Thueringen, 2.00%, 05/04/05	$16,000
18,000	Indiana State Development Finance Authority, Series 1991, AMT, LOC: Landesbank Hessen Thueringen, 2.00%, 05/04/05	18,000

		34,000

Maryland — 2.5%
19,700	Maryland State Health & Higher Educational Facility, John Hopkins, 1.90%, 04/04/05	19,700
14,200	Maryland State Health & Higher Educational Facility, John Hopkins, 2.00%, 06/08/05	14,200

		33,900

Michigan — 3.8%
13,000	Michigan Municipal Authority, LOC: State Street and Bank of New York, 1.95%, 04/27/05	13,000
14,500	Michigan State Housing Authority, AMT, LOC: Landesbank Hessen Thueringen, 2.05%, 06/02/05	14,500
20,000	Michigan State Housing Authority, AMT, LOC: Landesbank Hessen Thueringen, 2.07%, 06/07/05	20,000
3,750	Michigan Municipal Bond Authority School Notes, Series A, Rev., 3.00%, 08/19/05	3,771

		51,271

Nevada — 0.7%
9,300	Las Vegas Water Authority, Series B, LOC: BNP, 1.86%, 04/04/05	9,300

Ohio — 2.0%
14,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America, 2.10%, 06/01/05	14,000
4,000	Ohio State University, Series 2003-C, 2.06%, 07/06/05	4,000
8,830	Ohio State University, Series 2003-C, 1.83%, 04/01/05	8,830

		26,830

Puerto Rico — 0.6%
8,000	Puerto Rico Government Development Bank, 2.03%, 05/23/05	8,000

Texas — 1.0%
13,500	Brownsville, Sub Lien, Series A, Rev., MBIA, 2.05%, 09/01/25	13,500

Washington — 0.8%
10,600	Washington Metropolitan, District of Columbia Apartments Authority, AMT, LOC: Bank of America, 2.03%, 05/05/05	10,600

	Total Commercial Paper	187,401

Daily Demand Notes — 4.2%
Alabama — 0.2%
2,300	Decatur Industrial Development Board, Amoco Chemical Co. Project, Rev., VAR, 2.35%, 05/01/25	2,300

Illinois — 0.1%
900	Will County, Industrial Amoco Chemical Co. Project, Rev., VAR, 2.35%, 03/01/28	900

Indiana — 0.3%
1,725	Whiting, Amoco Oil Co. Project, Rev., VAR, 2.35%, 07/01/31	1,725
2,860	Whiting, Environmental Project, Series C, Rev., VAR, 1.95%, 07/01/34	2,860

		4,585

Kentucky — 0.8%
10,780	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding, Series A, Rev., VAR, 2.33%, 01/01/29	10,780

Michigan — 0.5%
5,225	Michigan State Hospital Finance Authority, Crittenton Hospital Medical, Series B, Rev., VAR, LOC: Comerica Bank, 2.30%, 03/01/14	5,225

Principal Amount	Security Description	Value

905	Michigan Strategic Fund, Limited Obligation, Detroit Symphony, Series A, Rev., VAR, LOC: Standard Federal Bank, 2.29%, 06/01/31	905
300	University of Michigan Hospital, Series A-2, Rev., VAR, 2.30%, 12/01/24	300

		6,430

Ohio — 1.5%
3,235	Ohio Air Quality Development Authority, Pollution Control, Series C, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 2.30%, 09/01/18	3,235
2,605	Ohio State, BP Chemical Inc. Project, Rev., VAR, AMT, 2.36%, 08/01/34	2,605
3,055	Ohio State, BP Exploration & Oil Project, Rev., VAR, AMT, 2.36%, 02/01/33	3,055
2,150	Ohio State, BP Exploration & Oil Project, Rev., VAR, AMT, 2.36%, 08/01/34	2,150
1,300	Ohio State, BP Exploration & Oil Project, Rev., VAR, AMT, 2.36%, 08/01/34	1,300
625	Ohio State, BP Exploration & Oil Project, Rev., VAR, AMT, 2.36%, 08/01/34	625
4,825	Ohio State, BP Products North America, Rev., VAR, AMT, 2.36%, 08/01/34	4,825
2,115	Ohio State, BP Products North America, Series B, Rev., VAR, AMT, 2.36%, 08/01/34	2,115

		19,910

Texas — 0.2%
1,900	Gulf Coast IDA, BP Global Power Corp. Project, Rev., VAR, AMT, 2.35%, 04/01/38	1,900
700	West Side Calhoun County Naval District, BP Chemicals Inc. Project, Rev., VAR, 2.35%, 10/01/30	700

		2,600

Virginia — 0.3%
2,300	King George County IDA, Birchwood Power Partners Project, Rev., VAR, AMT, LOC: Credit Suisse First Boston, 2.40%, 11/01/25	2,300
2,600	King George County IDA, Birchwood Power Partners, Rev., VAR, AMT, LOC: Credit Suisse First Boston, 2.40%, 03/01/27	2,600

		4,900

Washington — 0.3%
3,400	Port Bellingham Industrial Develop Corp., Atlantic Richfield Project, Rev., VAR, 2.43%, 12/01/33	3,400
1,300	Port Bellingham Industrial Develop Corp., BP West Coast Products LLC, Rev., VAR, 2.43%, 03/01/38	1,300

		4,700

	Total Daily Demand Notes	57,105

Monthly Demand Notes — 4.3%
Oklahoma — 1.2%
16,595	Canadian County Home Finance Authority, Series A, 2.83%, 04/25/07	16,595

District of Columbia — 3.1%
42,300	District of Columbia Housing & Finance Agency, Draw Down-Single Family, Rev., VAR, 2.86%, 12/24/53	42,300

	Total Monthly Demand Notes	58,895

Municipal Notes and Bonds — 12.0%
California — 2.2%
18,000	California State, Anticipation Notes, Series A, Rev., 3.00%, 06/30/05	18,055
10,000	Oakland, Tax & Revenue Anticipation Notes, GO, 3.00%, 07/27/05	10,049
1,000	San Diego Metropolitan Transportation Development Board, Anticipation Notes, Rev., GO, 3.50%, 01/04/06	1,010

		29,114

Michigan — 1.6%
3,500	Forest Hills Public Schools, State Aid Notes, GO, 3.00%, 08/19/05	3,512
9,000	Michigan State Building Authority, Facilities Program, Series II, ETM, Rev., (p), 5.50%, 10/15/05	9,166
9,000	Michigan State, Series A, GO, 3.50%, 09/30/05	9,066

		21,744

Principal Amount	Security Description	Value

Ohio — 1.3%
2,000	Cincinnati City School District, Anticipation Notes, School Computers, GO, 2.50%, 09/09/05	2,008
3,375	Erie County, Anticipation Notes, GO, 2.00%, 04/13/05	3,376
4,000	Lakewood, Anticipation Notes, GO, 2.25%, 06/02/05	4,004
2,550	Mentor, Anticipation Notes, GO, 3.00%, 11/01/05	2,561
3,500	Tallmadge City School District, Anticipation Notes, GO, 3.00%, 06/29/05	3,508
1,250	Township of Fairfield, Improvement Notes, GO, 2.25%, 07/14/05	1,252
1,275	Township of West Chester, Anticipation Notes, GO, 2.05%, 08/11/05	1,277

		17,986

Oregon — 0.4%
2,300	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series O, Rev., 2.00%, 06/01/05	2,300
3,000	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series O, Rev., 2.05%, 06/01/05	3,000

		5,300

Pennsylvania — 0.6%
8,500	Philadelphia School District, Tax & Revenue Anticipation Notes, GO, 3.00%, 06/30/05	8,529

South Carolina — 0.7%
9,000	South Carolina Association of Governmental Organizations, COP, 2.75%, 04/15/05	9,004

Texas — 2.5%
34,000	Texas State, Tax & Revenue Anticipation Notes, 3.00%, 08/31/05	34,196

Wisconsin — 2.7%
10,000	Madison Metropolitan School District, Wisconsin, Tax & Revenue Anticipation Notes, Rev., 3.00%, 09/09/05	10,061
25,700	Waukesha School District, Tax & Revenue Anticipation Notes, 3.00%, 08/22/05	25,851

		35,912

	Total Municipal Notes and Bonds	161,785

Weekly Demand Notes — 65.3%
Arizona — 0.3%
4,295	Roaring Fork Municipal Products LLC, Series 2001-4 Certificates, Rev., VAR, AMT, LIQ: Bank of New York, 2.43%, 01/01/34	4,295

Arkansas — 0.3%
3,430	Arkansas State Development Finance Authority, Semco, Inc. Project, Rev., VAR, AMT, LOC: Bank of America N.A., 2.40%, 12/01/19	3,430

California — 1.0%
4,200	Abag Financial Authority for Nonprofit Corps., Paragon Apartment, Series A, Rev., VAR, AMT, LOC: Comerica Bank, 2.34%, 03/15/40	4,200
8,000	California Statewide Communities Development Authority, Northwest Gateway Apartments, Series C, Rev., VAR, AMT, LOC: Bank of America N.A., 2.34%, 04/01/40	8,000
1,600	Turlock, Emanuel Medical Center Inc., Series B, COP, VAR, LOC: U.S. Bank N.A., 2.25%, 10/15/34	1,600

		13,800

Colorado — 3.0%
1,200	Colorado Springs, YMCA of Pikes Peak Regular Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 2.28%, 11/01/22	1,200
4,925	Colorado Health Facilities Authority, Catholic Health, Series B-4, Rev., VAR, LIQ: Wells Fargo Bank N.A., 2.25%, 03/01/23	4,925
5,000	Denver City & County, Series A, Rev., VAR, AMT, CIFG, LIQ: Bayerische Landesbank, 2.28%, 11/15/24	5,000
8,500	Denver City & County, Series B, Rev., VAR, AMT, CIFG, LIQ: Bayerische Landesbank, 2.32%, 11/15/24	8,500

Principal Amount	Security Description	Value

9,600	Denver City & County, Airport, Series C, Rev., VAR, AMT, LOC: Societe Generale, 2.32%, 11/15/25	9,600
7,000	Denver City & County, Wellington E Web, Series C3, COP, VAR, AMBAC, 2.28%, 12/01/29	7,000
4,250	Roaring Fork Municipal Products LLC, Series 2001-3 Certificates, Rev., VAR, AMT, LIQ: Bank of New York, 2.43%, 11/01/32	4,250

		40,475

Connecticut — 1.2%
16,800	Connecticut State, VAR, LIQ: Dexia Public Finance Bank, 2.22%, 03/01/23	16,800

Delaware — 0.4%
5,600	New Castle County, Fairfield English Project, Rev., VAR, FNMA, LIQ: Fannie Mae, 2.35%, 09/15/38	5,600

Florida — 1.6%
11,000	Highlands County Health Facilities Authority, Hospital Adventist Health System, Series C, Rev., VAR, 2.35%, 11/15/21	11,000
4,955	Palm Beach County, Multi-family Housing Development Corporation, Caribbean Villas, Rev., VAR, AMT, FNMA COLL, 2.35%, 09/15/28	4,955
5,500	Palm Beach County, Zoological Society, Inc. Project, Rev., VAR, AMT, LOC: Northern Trust Company, 2.35%, 05/01/31	5,500

		21,455

Illinois — 3.8%
5,000	Carol Stream, Housing State Charles Square, Rev., VAR, FNMA COLL, 2.40%, 03/15/27	5,000
7,475	Chicago Board of Education, Merlots, Series A47, GO, VAR, FGIC, LIQ: Wachovia Bank, 2.35%, 12/01/26	7,475
10,000	Chicago O’Hare International Airport, Merlots, Series BO6, Rev., VAR, AMT, AMBAC, LOC: Wachovia Bank, 2.40%, 01/01/32	10,000
2,871	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VAR, AMT, LOC: Societe Generale, 2.34%, 01/01/18 (m)	2,871
7,635	Illinois Housing Development. Authority, Housing Pheasant Ridge/Hunter, Rev., VAR, AMT, LOC: LaSalle Bank N.A., 2.37%, 02/01/32	7,635
6,610	Metropolitan Pier & Exposition Authority, PZ-44, Rev., VAR, MBIA, LIQ: Merrill Lynch, 2.40%, 06/15/33	6,610
8,500	Schaumburg, Windsong Apartments Project, Rev., VAR, LOC: Comerica Bank, 2.38%, 02/01/24	8,500
3,530	Will & Kankakee County Regional Development Authority, Series A, Rev., VAR, LOC: PNC Bank N.A., 2.43%, 12/01/18	3,530

		51,621

Indiana — 1.4%
6,500	Hammond, Cargill, Inc. Project, Rev., VAR, AMT, 2.39%, 12/01/24	6,500
3,865	Indiana Health Facility Financing Authority, Mary Sherman Hospital, Rev., VAR, LOC: Fifth Third Bank, 2.30%, 05/01/19	3,865
2,100	Indianapolis EDR, Roth Companies, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 2.32%, 08/01/19	2,100
4,580	Indianapolis Local Public Improvement Bond Bank, MT-039, Rev., VAR, AMT, MBIA, LIQ: Svenska Bank, 2.37%, 01/01/17	4,580
1,350	Jasper County, Best Charis, Inc. Project, Rev., VAR, AMT, LOC: PNC Bank Kentucky Inc., 2.38%, 03/01/19	1,350

		18,395

Iowa — 1.8%
15,760	Iowa Finance Authority, Private School Facility, Regis School, Rev., VAR, AMT, LOC: Allied Irish Bank plc, 2.33%, 06/01/19	15,760
9,005	Roaring Fork Municipal Products LLC, Series 2001-10 Certificates, Rev., VAR, AMT, LIQ: Bank of New York, 2.43%, 06/20/36	9,005

Principal Amount	Security Description	Value

		24,765

Kansas — 1.9%
6,415	Independence, AMT, Limited Obligation, Matcor Project, Series A, Rev., VAR, LOC: Comerica Bank, 2.43%, 12/01/22	6,415
19,210	Roaring Fork Municipal Products LLC, Series 2001-7 Certificates, Rev., VAR, LIQ: Bank of New York, 2.43%, 12/01/33	19,210

		25,625

Louisiana — 0.5%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VAR, 2.35%, 12/01/39	6,250

Maryland — 0.5%
6,975	Carroll County, Fairhaven & Copper, Series A, Rev., VAR, LOC: Branch Banking & Trust, 2.31%, 01/01/34	6,975

Massachusetts — 0.4%
5,400	Commonwealth of Massachusetts, Merlots, Series C42, GO, VAR, AMBAC, LIQ: Wachovia Bank N.A., 2.34%, 12/01/24	5,400

Michigan — 8.0%
7,320	ABN Amro Munitops Certificate Trust, 2004-44 Non-AMT, GO., VAR, MBIA, LIQ: ABN-AMRO, 2.20%, 05/01/12	7,320
3,165	Dearborn Economic Development Corporation, Limited Obligation, Henry Ford Village, Rev., VAR, LOC: Comerica Bank, 2.33%, 10/01/23	3,165
1,040	Grand Rapids Education, Limited Obligation Holland Home Project, Rev., VAR, LOC: Fifth Third Bank, 2.28%, 11/01/20	1,040
7,205	Michigan Higher Education Facilities Authority, Limited Obligation Hope College, Series B, Rev., VAR, LOC: Fifth Third Bank, 2.31%, 04/01/32	7,205
6,200	Michigan Higher Education Student Loan Authority, Series XII-B, Rev., VAR, AMT, AMBAC, 2.33%, 10/01/13	6,200
9,000	Michigan State Hospital Finance Authority, Ascension Healthcare, Series 1004, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 2.31%, 11/01/12	9,000
1,135	Michigan State Hospital Finance Authority, Hospital Equipment Program, Series A, Rev., VAR, LOC: National City Bank, 2.30%, 12/01/23	1,135
3,250	Michigan State Hospital Finance Authority, Hospital Southwestern Rehab, Rev., VAR, LIQ: Dexia Credit Local, 2.30%, 06/01/35	3,250
3,500	Michigan State Housing Development Authority, Parks of Taylor Apartments, Series A, Rev., VAR, FNMA, LIQ; Fannie Mae, 2.30%, 08/15/32	3,500
9,715	Michigan State Housing Development Authority, Series C, Rev., VAR, FSA, 2.30%, 06/01/30	9,715
910	Michigan State University, Series 2000-A, Rev., VAR, LIQ: Depfa Bank, 2.22%, 08/15/30	910
14,860	Michigan State University, Series A, VAR, LIQ: Depfa Bank, 2.22%, 08/15/30	14,860
2,600	Michigan Strategic Fund, Limited Obligation, YMCA Greater Grand Rapids, Rev., VAR, LOC: Fifth Third Bank, 2.29%, 07/01/34	2,600
2,830	Michigan Strategic Fund, Limited Obligation, JEB Property LLC Project, AMT, Rev., VAR, LOC: Comerica Bank, 2.43%, 09/01/30	2,830
1,740	Michigan Strategic Fund, Limited Obligation, Pyper Products Corp. Project, AMT, Rev., VAR, LOC: Comerica Bank, 2.43%, 10/01/18	1,740
1,700	Michigan Strategic Fund, Limited Obligation, Saginaw Products Corp., Project, AMT, Rev., VAR, 2.43%, 09/01/17	1,700
2,885	Michigan Strategic Fund, Limited Obligation, Sterling Die & Engineering Project, Rev., VAR, AMT, LOC: Comerica Bank, 2.43%, 08/01/35	2,885
1,970	Oakland University, Michigan, Rev., FGIC, 2.27%, 03/01/31	1,970

Principal Amount	Security Description	Value

26,590	Wayne Charter County, Michigan, AMT, Detroit Metropolitan County, Series A, Rev., VAR, AMBAC, LIQ: Bayerische Landesbank, 2.31%, 12/01/16	26,590

		107,615

Mississippi — 1.0%
13,830	Roaring Fork Municipal Products LLC, Series 2002-2 Certificates, Rev., VAR, AMT, LIQ: Bank of New York, 2.43%, 06/01/34	13,830

Missouri — 0.6%
7,625	Missouri Housing Development Commission, Certificates Macon, Series 02-K, Rev., VAR, AMT, LIQ: Bank of America, 2.43%, 03/01/34	7,625

Montana — 0.5%
6,030	Montana Board of Housing, Certificates Macon, Series 2002-L, Rev., VAR, AMT, LIQ: Bank of America, 2.41%, 06/01/34	6,030

Nebraska — 2.0%
27,188	American Public Energy Agency, National Public Gas Agency Project, Series A, Rev., VAR, LIQ: Societe Generale, 2.30%, 02/01/14	27,188
300	Nebraska Investment Finance Authority, Single Family Housing, Rate Certificates, Series H, Rev., VAR, LOC: Bank of America N.A., 2.43%, 09/01/17	300

		27,488

New York — 2.0%
17,250	Long Island Power Authority, PA 1150, Rev., VAR, CIFG, LIQ: Merrill Lynch, 2.31%, 03/01/11	17,250
3,000	Metropolitan Transportation Authority, PA-1077, Rev., VAR, FSA, LIQ: Merrill Lynch, 2.31%, 11/15/30	3,000
7,200	Metropolitan Transportation Authority, PT 1547, Rev., VAR, FGIC, LIQ: Merrill Lynch, 2.31%, 11/15/25	7,200

		27,450

North Carolina — 1.9%
21,000	North Carolina Capital Facilities Finance Agency, NCA&T University Foundation Project, Series B, Rev., VAR, RADIAN, LIQ: Wachovia Bank, N.A., 2.34%, 06/01/35	21,000
4,075	North Carolina Eastern Municipal Power Agency, FLOAT-MT 99, Rev., VAR, FGIC, LIQ: Merrill Lynch, 2.32%, 01/01/25	4,075

		25,075

Ohio — 8.1%
2,575	Cuyahoga County, Eliza Jennings Home Project, Rev., VAR, LOC: LaSalle Bank N.A., 2.31%, 02/01/31	2,575
3,900	Franklin County, Presbyterian, Series B, Rev, VAR, LOC: National City Bank, 2.31%, 07/01/33	3,900
6,000	Franklin County, Trinity Health Credit, Series C-1, Rev, VAR, FGIC, LIQ: U.S. Bank, 2.23%, 12/01/38	6,000
6,680	Kent State University, General Receipts, Rev., VAR, MBIA, 2.27%, 05/01/31	6,680
5,420	Lake County, Lake Hospital System Inc., Rev., VAR, RADIAN, LIQ: Bank of America, 2.36%, 12/01/32	5,420
8,445	Lyndhurst EDR, Hawken School, VAR, LOC: National City Bank, Series 02, 2.31%, 05/01/27	8,445
4,170	Mahoning County, Forum Health Obilgation Group, Series B, Rev., VAR, LOC: Fifth Third Bank, 2.31%, 12/01/27	4,170
4,580	Miami County, Hospital Authority P Float PT-575, LIQ: Merrill Lynch, 2.37%, 05/01/21	4,580
1,000	Montgomery, Catholic Health, Series B-1, Rev., VAR, 2.23%, 03/01/27	1,000
4,305	Ohio Housing Finance Agency, Assisted Living Concepts, Series A-1, Rev., VAR, LOC: U.S. Bank NA, 2.38%, 07/01/18	4,305
1,945	Ohio Housing Finance Agency, Merlots, Series A78, Rev., VAR, AMT, GNMA COLL, LIQ: Wachovia, 2.40%, 09/01/13	1,945
2,000	Ohio State Higher Educational Facility Commission, John Carroll University, Series B, Rev., VAR, LOC: Allied Irish Bank plc, 2.29%, 02/01/32	2,000

Principal Amount	Security Description	Value

5,625	Ohio State Water Development Authority, Edison Co. Project, Series B, Rev., Adj, LOC: Wachovia Bank N.A., 2.37%, 09/01/18	5,625
6,930	Student Loan Funding Corp., Cincinnati Student Loan, Series A-1, Rev., VAR, AMT, GTY: U.S. Department of Education, 2.35%, 01/01/07	6,930
43,030	Student Loan Funding Corp., Cincinnati Student Loan, Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education, 2.35%, 08/01/10	43,030
3,080	Warren County, Ralph J. Stolle Countryside, Rev., VAR, LOC: Fifth Third Bank, 2.19%, 08/01/20	3,080

		109,685

Oklahoma — 0.4%
6,000	Oklahoma Industrial Authority, Deaconess Health Care Corp, Series A, Rev., VAR, LOC: KBC Bank NV, 2.43%, 10/01/17	6,000

Other — 10.0%
15,000	Charter Mac Floater Certificate Trust I, Series 1, Rev., VAR, AMT, MBIA, 2.30%, 09/01/40	15,000
24,500	Charter Mac Floater Certificate Trust I, Series 3, Rev., VAR, AMT, MBIA, 2.38%, 04/01/43	24,500
10,000	Charter Mac Floater Certificate Trust I, Series 4, Rev., VAR, AMT, MBIA, 2.38%, 06/01/44	10,000
12,000	Charter Mac Floater Certificate Trust I, Series 5, Rev., VAR, AMT, MBIA, 2.38%, 08/01/45	12,000
42,326	Clipper Tax-Exempt Trust, COP, Series 2002-9 Weekly, VAR, AMT, LIQ: State Street B&T Co., 2.48%, 10/01/08	42,326
5,140	ABN Amro Munitops Certificate Trust, 2002-1 Multi-State, AMT, Rev., VAR, FSA, LIQ: ABN-AMRO, 2.45%, 01/01/08	5,140
10,901	Federal Home Loan Mortgage Corp. Multi-family VRD Certificates, AMT, 2.38%, 08/15/45	10,900
14,991	Federal Home Loan Mortgage Corp. Multifamily VRD Certificates, Series M002, Class A, AMT, 2.43%, 01/15/47	14,991

		134,857

Pennsylvania — 3.9%
28,000	Delaware County Health Authority, Mercy Health System, PT 565, Rev., VAR, LOC: West Deutsche Landesbank, 2.37%, 11/15/16	28,000
10,000	Lancaster County Hospital Authority, Willow Project, Series A, Rev., VAR, RADIAN, LIQ: Bank of America, 2.31%, 12/01/32	10,000
4,300	Pennsylvania Economic Development Financing Authority, Fabtech Inc. Project, Series D, VAR, LOC: PNC Bank N.A., 2.38%, 06/01/10	4,300
10,000	Pennsylvania Higher Education Assistance Agency, Series A, Rev., VAR, AMBAC, 2.35%, 06/01/31	10,000

		52,300

South Carolina — 2.2%
8,300	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Converse College Project, Rev., VAR, LOC: Bank of America N.A., 2.30%, 10/01/16	8,300
10,000	South Carolina Jobs, Economic Development Authority, Central Energy Plant, Rev., VAR, LOC: Bank of America N.A., 2.30%, 08/15/32	10,000
8,650	South Carolina Jobs, Economic Development Authority, Episcopal Church Home, Rev., VAR, RADIAN, LIQ: Wachovia Bank, 2.38%, 04/01/27	8,650
2,150	South Carolina Jobs, Economic Development Authority, Facilities Leasing Project, AMT, Rev., VAR, LOC: Bank of America N.A., 2.40%, 12/01/13	2,150

		29,100

Texas — 4.3%
4,800	Dallas Housing Corp., Cherrycrest Villas, VAR, AMT, LOC: Wachovia Bank N.A., 2.39%, 03/01/38	4,800
5,000	Gulf Coast Waste Disposal Authority, AMT, Air Products Project, Rev., VAR, 2.35%, 12/01/39	5,000
6,800	Harris County Housing Finance Corp., Texas, Baypointe Apartments, Rev., VAR, LOC: Citibank N.A., 2.39%, 08/15/37	6,800

Principal Amount	Security Description	Value

3,400	Lower Neches Valley Authority Industrial Development Corp., Onxy Environmental Services, Rev., VAR, AMT, LOC: Fleet National Bank, 2.35%, 05/01/28	3,400
5,180	Nacogdoches County, Hospital District Sales Tax, Merlots, Series A59, Rev., VAR, AMBAC, LIQ: Wachovia Bank, 2.35%, 05/15/26	5,180
2,940	Roaring Fork Municipal Products LLC, Series 2001-5 Certificates, Rev., VAR, AMT, LIQ: Bank of New York, 2.43%, 11/01/33	2,940
3,290	Roaring Fork Municipal Products LLC, Series 2002-1 Certificates, Rev., VAR, AMT, LIQ: Bank of New York, 2.43%, 10/01/30	3,290
6,900	Texas Department of Housing & Community Affairs, Timber Point Apartments, Series A-1, Rev., VAR FHLMC, LIQ: Freddic Mac, 2.35%, 09/01/32	6,900
14,990	Texas State, Vets Housing Assist Fund, Series II-A, GO, VAR, AMT, LIQ: Landesbank Hessen Thueringen, 2.33%, 06/01/34	14,990
4,470	Trinity River Authority, Community Waste Disposal Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 2.33%, 05/01/21	4,470

		57,770

West Virginia — 0.8%
10,800	Putnam County, Solid Waste Disposal, Toyota Motor Manufacturing Project, AMT, Series A, Rev., VAR, 2.31%, 08/01/29	10,800

Wisconsin — 0.5%
7,145	Wisconsin Housing & Economic Development Authority, Home Ownership, Series B, Rev., GO, VAR, AMT, LIQ: State Street Bank, 2.28%, 09/01/34	7,145

Wyoming — 1.0%
8,600	Green River, LP Project, Rev., VAR, AMT, LOC: Comerica Bank, 2.53%, 08/01/17	8,600
5,000	Wyoming Community Development Authority, AMT, Series 11, Rev., VAR, LIQ: West Deutsche Landesbank, 2.32%, 06/01/35	5,000

		13,600

	Total Weekly Demand Notes	881,256

Investment Companies — 0.0% (g)
145	AIM TFIT-Tax Free Cash Reserve Portfolio	145
54	Merrill Lynch Funds For Institutions Series, Institutional Tax Exempt	54

		199

Total Investments — 99.7%
(Amortized Cost $1,346,641)		1,346,641
Other Assets Less Liabilities — 0.3%		3,722

Net Assets — 100.0%		$ 1,350,363

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDC	Economic Development Corp.
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2005.
FNMA	Federal National Mortgage Association
FNMA COLL	FNMA Collateral
FSA	Financial Securities Assurance
GNMA	Government National Mortgage Association
GNMA COLL	GNMA Collateral
GO	General Obligation Bond
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RADIAN	Radian Asset Assurance
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

JPMorgan Michigan Municipal Money Market Fund (Formerly One Group Michigan Municipal Money Market Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Commercial Paper — 11.7%
Michigan — 10.4%
$2,000	Michigan State Building Authority, Series 4, 1.95%, 04/27/05	$2,000
5,500	Michigan State Housing Authority, Multifamily, 2.05%, 06/02/05	5,500
3,700	Michigan State Housing Authority, Multifamily, 2.07%, 06/07/05	3,700
2,000	Michigan State, Series 2001-A, GO, 2.00%, 10/04/05	2,000
5,965	University of Michigan, 1.97%, 04/01/05	5,965

		19,165

Puerto Rico — 1.3%
1,000	Puerto Rico Government Development Bank, 1.90%, 04/25/05	1,000
1,500	Puerto Rico Government Development Bank, 2.03%, 05/23/05	1,500

		2,500

	Total Commercial Paper	21,665

Daily Demand Notes — 1.1%
Michigan — 1.1%
1,400	Michigan Strategic Fund, Detroit Symphony, Series A, Rev., VAR, LOC: Standard Federal Bank, 2.29%, 06/01/31	1,400
650	University of Michigan, Series A, Hospital, Rev., VAR, 2.30%, 12/01/19	650

	Total Daily Demand Notes	2,050

Municipal Notes and Bonds — 10.1%
Michigan — 10.1%
1,500	Birmingham, City School District, GO, 7.00%, 11/01/05	1,542
1,400	Forest Hills Public Schools, State Aid Notes, GO, 3.00%, 08/19/05	1,405
2,300	Jackson Public Schools, State Aid Notes, Series B, GO, LOC: Comerica Bank, 2.45%, 05/23/05	2,303
1,295	Kenowa Hills Public Schools, GO, Q-SBLF, 5.50%, 05/01/05	1,299
700	Melvindale Tax Anticipation Notes, GO, 2.75%, 08/15/05	702
4,500	Michigan Municipal Bond Authority, Series B1, Rev., 3.00%, 08/19/05	4,525
1,100	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.00%, 04/15/05	1,101
1,585	Michigan State Building Authority, Facilities Program, Series II, Rev., (p), 5.50%, 10/15/05	1,614
500	Michigan State Comprehensive Transportation, Series A, Rev., INS: FSA, 5.00%, 05/15/05	502
1,550	Michigan State Hospital Finance Authority, Ascension Health Credit, Series B, Rev., VAR, 5.20%, 11/15/33	1,578
2,000	Michigan State, Series A, GO, 3.50%, 09/30/05	2,015

	Total Municipal Notes and Bonds	18,586

Principal Amount	Security Description	Value

Weekly Demand Notes — 76.8%
Michigan — 74.8%
4,000	ABN Amro Munitops Certificate Trust, 2004-44 Michigan Non-AMT, GO., VAR, INS: MBIA, 2.32%, 05/01/12	4,000
1,335	Comstock Park Public Schools, Rocs & Rols II R 2178, GO, VAR, INS: FSA Q-SBLF, LIQ: Citigroup Global Markets, 2.32%, 05/01/25	1,335
2,835	Delta County, EDC, PT-2371, Rev., VAR, 2.35%, 04/15/27	2,835
4,665	Detroit Sewer Disposal System, Merlots, Series 2001-A112, Rev., VAR, INS: MBIA, LIQ: First Union National Bank, 2.35%, 07/01/32	4,665
3,275	Detroit Water Supply System, VAR, PT 2587, Rev., INS: FGIC, 2.31%, 07/01/15	3,275
2,495	Detroit, EDC, Merlots-A90-4/00, Rev., VAR, INS: AMBAC, 2.40%, 05/01/08	2,495
2,000	Detroit, EDC, Waterfront Reclamation, Series A, Rev., VAR, LOC: Bank of America, 2.30%, 05/01/09	2,000
1,100	Detroit, EDC, Waterfront Reclamation, Series B, Rev., VAR, LOC: Bank of America, 2.30%, 05/01/09	1,100
1,000	Grand Rapids, EDC, Limited Obligation Holland Home, Rev., VAR, LOC: Fifth Third Bank, 2.28%, 11/01/20	1,000
2,000	Grand Rapids, EDC, Limited Obligation, Cornerstone University, Rev., VAR, LOC: National City Bank, 2.31%, 05/01/34	2,000
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project, Rev., VAR, LOC: Comerica Bank, 2.43%, 06/01/17	2,555
1,000	Kalamazoo County EDC, WBC Properties Ltd. Project, Rev., VAR, LOC: Old Kent Bank, 2.34%, 09/01/15	1,000
1,500	Kalamazoo, EDC, Heritage Project, Rev., VAR, LOC: Fifth Third Bank, 2.28%, 05/15/17	1,500
2,000	Kenowa Hills Public Schools, PT 2552, GO, VAR, INS: FGIC Q-SBLF, 2.31%, 05/01/24	2,000
750	Michigan Higher Education Facilities Authority, Limited Obligation Hope College, Series B, Rev., VAR, LOC: Fifth Third Bank, 2.31%, 04/01/32	750
5,920	Michigan Higher Education Student Loan Authority, Series XII-B, Rev., VAR, INS: AMBAC, 2.33%, 10/01/13	5,920
2,425	Michigan Higher Education Student Loan Authority, Series XII-Y, Rev., VAR, INS: AMBAC GTD STD LNS, 2.33%, 09/01/36	2,425
6,205	Michigan Municipal Bond Authority, Series 397, Rev., VAR, LIQ: Merrill Lynch Capital Services, 2.31%, 10/01/09	6,205
5,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, INS: FSA, LIQ: Morgan Stanley, 2.32%, 10/15/10 (m)	5,000
3,500	Michigan State Building Authority, Rocs & Rols II-R 1049, Rev., VAR, LIQ: Salomon Smith Barney, 2.32%, 10/15/17	3,500
1,320	Michigan State Hospital Finance Authority, Series 1004, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 2.31%, 11/01/12	1,320
5,985	Michigan State Housing Development Authority, River Place Apartments, Rev., VAR, LOC: Bank of New York, 2.32%, 06/01/18	5,985

Principal Amount	Security Description	Value

1,220	Michigan State Housing Development Authority, AMT, Series A, Rev., VAR, LIQ: Landesbank Hesen, 2.32%, 04/01/37	1,220
3,630	Michigan State Housing Development Authority, PT 556, VAR, INS: MBIA, 2.36%, 06/01/11	3,630
9,005	Michigan State University, Series 2000-A, Rev., VAR, 2.22%, 08/15/30	9,005
2,860	Michigan State University, Series A, Adj, 2.22%, 08/15/30	2,860
3,220	Michigan Strategic Fund, Artinian, Inc. Project, Rev., VAR, LOC: Comerica Bank, 2.43%, 03/01/33	3,220
1,630	Michigan Strategic Fund, Atmosphere Heat Treating, Rev., VAR, LOC: Comerica Bank, 2.43%, 08/01/27	1,630
1,100	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VAR, LOC: Standard Federal Bank, 2.42%, 04/01/12	1,100
695	Michigan Strategic Fund, Dennenlease LC Project, Rev., VAR, LOC: Old Kent Bank & Trust, 2.44%, 04/01/10	695
2,475	Michigan Strategic Fund, DOU-FORM Acquisition Project, Rev., VAR, LOC: First Union National Bank, 2.44%, 07/01/21	2,475
5,600	Michigan Strategic Fund, Grayling Generating Project, Rev., VAR, LOC: Barclays Bank New York, 2.30%, 01/01/14	5,600
255	Michigan Strategic Fund, Ironwood Plastics Inc. Project, Rev., VAR, LOC: First of America Bank, 2.44%, 11/01/11	255
2,900	Michigan Strategic Fund, MANS Project, Rev., VAR, LOC: Comerica Bank, 2.43%, 04/01/15	2,900
2,130	Michigan Strategic Fund, Petoskey Plastics, Inc. Project, Rev., VAR, LOC: Comerica Bank, 2.43%, 08/01/16	2,130
700	Michigan Strategic Fund, Pinnacle Molded Plastics, Rev., VAR, LOC: Michigan National Bank, 2.42%, 11/01/09	700
2,400	Michigan Strategic Fund, Quincy Strategic Inc. Project, Rev., VAR, LOC: Comerica Bank, 2.43%, 12/01/22	2,400
2,200	Michigan Strategic Fund, Rapid Line Inc. Project, Rev., VAR, LOC: Firstar Bank N.A., 2.44%, 12/01/31	2,200
1,965	Michigan Strategic Fund, Rapid Line Inc. Project, Rev., VAR, LOC: Firstar Bank N.A., 2.44%, 01/01/26	1,965
3,195	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VAR, LOC: Sovereign Bank FSB, 2.31%, 11/15/34	3,195
3,945	Michigan Strategic Fund, Scoclan II LLC Project, Rev., VAR, LOC: Standard Federal Bank, 2.38%, 05/01/24	3,945
1,600	Michigan Strategic Fund, Steketee Van Huis Project, Rev., VAR, LOC: Fifth Third Bank, 2.44%, 05/01/21	1,600
3,150	Michigan Strategic Fund, TIM Properties LLC Project, Rev., VAR, LOC: Old Kent Bank, 2.39%, 05/01/25	3,150
3,000	Michigan Strategic Fund, Rocs & Rols II R 332, XLCA-ICR, LIQ: Citibank N.A., 2.32%, 09/01/29	3,000
2,520	Oakland County, EDC, Graph Tech Project, Rev., VAR, LOC: Standard Federal Bank, 2.36%, 04/01/28	2,520
1,525	Oakland County, EDC, North America, Inc. Project, Rev., VAR, IBC, LOC: Comerica Bank, 2.43%, 07/01/18	1,525
3,100	Oakland County, EDC, V & M Corp. Project, Rev., VAR, LOC: Standard Federal Bank, 2.42%, 09/01/18	3,100
1,000	Oakland University, Rev., VAR, INS: FGIC, 2.27%, 03/01/31	1,000
100	University of Michigan, Hospital, Series A, Rev., VAR, 2.26%, 12/01/27	100
100	University of Michigan, Medical Service Plan, Series A, Rev., VAR, 2.26%, 12/01/27	100

Principal Amount	Security Description	Value

2,520	Wayne Charter County, AMT, Detroit Metropolitan County, Series B, Rev., VAR, INS: AMBAC, LOC: Helaba, 2.33%, 12/01/16	2,520
300	Wayne Charter County, Detroit Metropolitan Wayne County, Series A, Rev., VAR, INS: FGIC, 2.33%, 12/01/32	300
2,625	Wayne Charter County, Floating Rate Receipts SG 122, Rev., VAR, LIQ: Societe Generale, 2.31%, 12/01/28	2,625
2,700	Wayne Charter County, AMT, Detroit Metropolitan County, Series A, Rev., VAR, INS: AMBAC, 2.31%, 12/01/16	2,700

		138,230

Puerto Rico — 2.0%
1,250	Puerto Rico Electric Power Authority, Rocs, Rev., VAR, LIQ: Citibank N.A., 2.29%, 07/01/19	1,250
2,000	Puerto Rico Infrastructure Financing Authority, TOCS, Series 1, SO, VAR, LIQ: Bank of New York, 2.29%, 04/01/27	2,000
500	Puerto Rico Public Building Authority, Series B, PA 577, Rev., VAR, INS: AMBAC, LIQ: Merrill Lynch Capital Services, 2.28%, 07/01/21	500

		3,750

	Total Weekly Demand Notes	141,980

Total Investments — 99.7%
(Amortized Cost $184,281) (q)		184,281
Other Assets Less Liabilities — 0.3%		632

Net Assets — 100%		$184,913

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
EDC	Economic Development Corporation
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Securities Assurance
GO	General Obligation Bond
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PT	Partnership Trust
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
Series	Series
SO	Special Obligation
TOCS	Tender Options Certificates
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.
XLCA-ICR	XLCA Insured Custodial Receipts

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(q)	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Ohio Municipal Money Market Fund (Formerly One Group Ohio Municipal Money Market Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Principal Amount	Security Description	Value

Commercial Paper — 5.5%
Ohio — 5.5%
$1,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America, 2.10%, 06/01/05	$1,000
1,000	Ohio State University, 1.83%, 04/01/05	1,000
4,000	Ohio State University, 2.06%, 07/06/05	4,000

	Total Commercial Paper	6,000

Daily Demand Notes — 2.3%
Ohio — 2.3%
1,675	Ohio State Water Development Authority, Edison Co. Project, Series B, Rev., AMT, Adj, LOC: Wachovia Bank N.A., 2.37%, 09/01/18	1,675
790	University of Toledo, Rev., VAR, FGIC, 2.29%, 06/01/32	790

	Total Daily Demand Notes	2,465

Municipal Notes and Bonds — 20.8%
Ohio — 20.8%
2,150	Butler County, Anticipation Notes, County Airport, GO, AMT, 2.75%, 06/09/05	2,153
1,000	Cincinnati City School District, Anticipation Notes, School Computer, GO, 2.50%, 09/09/05	1,004
1,250	Fairfield, Butler County, Improvement Notes, GO, 2.25%, 07/14/05	1,251
2,300	Geauga County, Anticipation Notes, Safety Center, GO, 3.00%, 08/30/05	2,308
1,263	Lakewood, Anticipation Notes, GO, 2.25%, 06/02/05	1,265
3,000	Mentor,Anticipation Notes, Limited Tax GO, 3.00%, 11/01/05	3,013
3,105	Ohio State, Highway Capital Improvements, Series F, GO, 5.00%, 05/01/05	3,113
3,000	Tallmadge City School District, Anticipation Notes, GO, 3.00%, 06/29/05	3,007
3,000	University of Cincinnati, Anticipation Notes, Series C, 4.00%, 03/28/06	3,038
1,500	Upper Arlington, Anticipation Notes, Street Improvement, GO, 3.00%, 01/10/06	1,510
1,000	West Chester, Anticipation Notes, GO, 2.05%, 08/11/05	1,002

	Total Municipal Notes and Bonds	22,664

Weekly Demand Notes — 71.1%
Ohio — 68.2%
5,000	ABN Amro Munitops Certificate Trust, 2001-7, Non-AMT, Rev., VAR, AMBAC, 2.32%, 12/01/07 (m)	5,000
1,695	Cleveland Airport System, Series D, AMT, Rev., VAR, LOC: Westlb AG, 2.33%, 01/01/27	1,695
2,000	Cleveland Airport System, PT-799, Rev., VAR, FSA, LIQ: Merrill Lynch, 2.37%, 01/01/11	2,000
1,500	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project, Rev., VAR, LOC: Fifth Third Bank, 2.28%, 11/15/34	1,500
1,825	Cuyahoga County, Eliza Jennings Home Project, Rev., VAR, LOC: LaSalle Bankl N.A., 2.31%, 02/01/31	1,825
1,375	Cuyahoga County, Franciscan Communities, Series E, Rev., VAR, LOC: Lasalle Bank N.A., 2.30%, 05/15/34	1,375
2,080	Cuyahoga County, Gilmore Academy Project, Rev., VAR, LOC: Fifth Third Bank, 2.19%, 02/01/22	2,080
2,500	Cuyahoga County, Jennings Center Older Project, Rev., VAR, LOC: Fifth Third Bank, 2.34%, 11/01/23	2,500
5,550	Franklin County, Ashton Square Apartments Project, Rev., VAR, AMT, FNMA, LIQ: Fannie Mae, 2.35%, 06/15/32	5,550
1,990	Franklin County, Friendship Village-Dublin, Series A, Rev., VAR, LOC: LaSalle Bank N.A., 2.30%, 11/01/22	1,990
910	Franklin County, Presbyterian, Series B, Rev, VAR, LOC: National City Bank, 2.31%, 07/01/33	910
3,965	Franklin County, ROC-Series II-R-55, Rev., VAR, LIQ: Citigroup Global Markets, 2.31%, 06/01/17	3,965
1,500	Hamilton County, Childrens Hospital Medical Center, Series A, Rev., VAR, LOC: PNC Bank Ohio N.A., 2.29%, 05/15/17 (m)	1,500
2,460	Hamilton County, Health Alliance, Series F, Rev., VAR, MBIA, 2.28%, 01/01/18	2,460
1,040	Huron County, Norwalk Furnitire Project, Rev., VAR, AMT, LOC: Comerica Bank, 2.43%, 11/01/21	1,040
625	Kent State University, General Receipts, Rev., VAR, MBIA, 2.27%, 05/01/31	625
5,550	Lake County, Lake Hospital System Inc., Rev., VAR, Radian Assurance, LIQ: Bank of America, 2.36%, 12/01/32	5,550
1,700	Lake County, Pressure Technology, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 2.44%, 07/01/09	1,700
2,695	Lorain County, PA 892, Rev., VAR, GTY: Merrill Lynch, 2.33%, 10/01/18	2,695
1,550	Lyndhurst EDR Hawken School, Series 2002, VAR, LOC: Nat Citi Bank, 2.31%, 05/01/27	1,550
365	Mahoning County, Forum Health Obilgation Group, Series B, Rev., VAR, LOC: Fifth Third Bank, 2.31%, 12/01/27	365
4,753	Montgomery County, Pedcor Investments-Lyons Gate, Series A, Rev., VAR, AMT, LOC: Federal Home Loan Bank, 2.33%, 01/01/29	4,753
5,305	Ohio Housing Finance Agency, Housing Assisted Living, Series A-1, Rev., VAR, AMT, LOC: U.S. Bank NA, 2.38%, 07/01/18	5,305
1,725	Ohio Housing Finance Agency, Merlots, Series A34, VAR, AMT, GTY: Federal Home Loan Bank, LIQ: Wachovia Bank, 2.40%, 09/01/22	1,725
1,570	Ohio State Higher Educational Facility Commission, John Carroll, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 2.29%, 11/15/31	1,570
2,600	Ohio State Higher Educational Facility Commission, John Carroll, Series B, Rev., VAR, LOC: Allied Irish Bank plc, 2.29%, 02/01/32	2,600
2,570	Student Loan Funding Corp., Series A-1, Rev., VAR, AMT, GTY: U.S. Department of Education, 2.35%, 01/01/07	2,570

Principal Amount	Security Description	Value

2,970	Student Loan Funding Corp., Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education, 2.35%, 08/01/10	2,970
967	Warren County Health Care Facilities, Otterbein Homes, Series B, Rev., VAR, LOC: Fifth Third Bank, 2.30%, 07/01/23	967
1,900	Warren County, Ralph J. Stolle Countryside, Rev., VAR, LOC: Fifth Third Bank, 2.19%, 08/01/20	1,900
2,000	Wooster, Allen Group Inc., Rev., VAR, 2.29%, LOC: Wachovia Bank N.A., 12/01/10	2,000

		74,235

Puerto Rico — 2.9%
1,090	Commonwealth of Puerto Rico, PA 636, GO, VAR, FSA, LIQ: Merrill Lynch, 2.28%, 07/01/10	1,090
2,000	Commonwealth of Puerto Rico, PA 843, GO, VAR, FSA, LIQ: Merrill Lynch, 2.28%, 07/01/16	2,000

		3,090

	Total Weekly Demand Notes	77,325

Total Investments — 99.7%
(Amortized Cost $108,454) (q)		108,454
Other Assets Less Liabilities — 0.3%		355

Net Assets — 100.0%		$ 108,809

Adj.	Adjustable. The interest rate shown is the rate in effect at March 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
FGIC	Financial Guaranty Insurance Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
FSA-CR	FSA Custodial Receipts
GO	General Obligation Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2005.

(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.
(q)	The cost of securities is substantially the same for federal income tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	Effective February 19, 2005, the Administrator was renamed to JPMorgan Funds Management, Inc. In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C. W. Gatch
George C. W. Gatch
President May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President May 26, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer May 26, 2005